GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.4%
Alabama - 2.2%
Alabama Economic Settlement Authority RB for BP Exploration &
Production, Inc. Series 2016 A (A1/A-)
$ 5,000,000 4.000%
09/15/2033
$ 4,929,415
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,175,000 5.000
(a)(b)
02/01/2029
1,231,478
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa2/AA)
9,500,000 5.000
11/15/2046
9,382,593
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
22,955,000 4.000
(a)(b)
12/01/2049
22,975,003
Board of  Trustees of  Alabama State University General Tuition
and Fee RB Series 2025 (AG) (A1/AA)
1,000,000 5.250
09/01/2039
1,059,397
2,000,000 5.500
09/01/2045
2,093,836
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
6,500,000 5.250
(a)(b)
07/01/2054
6,953,254
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
4,150,000 5.750
(a)(b)
04/01/2054
4,531,914
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000 5.000
11/15/2029
1,590,747
500,000 5.000
11/15/2035
526,538
1,550,000 5.000
11/15/2036
1,620,714
775,000 5.000
11/15/2037
804,720
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
4,920,000 5.750
10/01/2049
4,961,041
Houston County Health Care Authority RB for Southeast Alabama
Medical Center Series 2016 A (NR/BBB+)
1,000,000 5.000
10/01/2025
1,003,023
Jefferson County Alabama Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
2,000,000 5.000
10/01/2039
2,092,243
2,000,000 5.250
10/01/2042
2,084,469
2,500,000 5.250
10/01/2045
2,554,483
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
27,860,000 5.500
10/01/2053
28,559,353
Limestone County Water and Sewer Authority Water and Sewer RB
Series 2024 (Aa3/AA-)
500,000 5.000
12/01/2044
517,721
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
97,407
500,000 4.250
11/01/2032
470,040
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
50,000,000 5.000
(a)(b)
06/01/2049
52,709,020
Southeast Energy Authority Commodity Supply RB Series 2022A-
1 (A1/NR)
6,000,000 5.500
(a)(b)
01/01/2053
6,402,556
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
22,900,000 5.000
(a)(b)
05/01/2055
24,181,889
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Black Belt Energy Gas District Gas Project RB, 2024 Series D
(A1/NR)
$ 4,000,000 5.000%
(a)(b)
03/01/2055
$ 4,232,033
The Educational Building Authority of The City of Homewood
Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
3,350,000 5.500
10/01/2049
3,396,829
The Educational Building Authority of The City of Homewood
Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
4,175,000 5.500
10/01/2049
4,233,361
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
8,540,000 3.650
(a)
06/01/2028
8,643,407
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa3/BBB)
12,650,000 5.000
06/01/2054
12,121,255
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
3,470,000 3.780
(a)(b)
06/01/2034
3,477,123
The Industrial Development Board of The City of Prattville
Environmental Improvement Refunding Bonds International
Paper Company Project Series 2019B (NR/BBB) (PUTABLE)
1,335,000 3.450
(a)(b)
11/01/2033
1,313,573
The Industrial Development Board of The City of Prattville
Recovery Zone Facility Revenue Refunding Bonds
International Paper Company Project Series 2019C
(NR/BBB) (PUTABLE)
1,925,000 3.450
(a)(b)
11/01/2033
1,894,103
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
1,040,000 3.450
(a)(b)
11/01/2033
1,016,498
The Public Educational Building Authority of Jacksonville Higher
Educational Facilities RB for JSU Foundation Project Series
2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
3,550,000 5.250
08/01/2049
3,617,602
4,500,000 5.000
08/01/2056
4,429,894
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
9,600,000 3.750
(c)
09/01/2026
9,588,972
Water Works Board of The City of Birmingham Senior Water RB
Refunding Series 2016-B (Aa3/NR)
1,250,000 5.000
(d)
01/01/2027
1,292,725
242,590,229
Alaska - 0.1%
Civicventures Refunding RB for Anchorage Convention Center
Series 2015 (NR/A+)
4,000,000 4.000
09/01/2038
3,713,547
Matanuska-Susitna Borough State of Alaska Lease Revenue
Refunding Bonds Series 2025B (Aa3/AA-)
3,745,000 5.000
09/01/2026
3,840,021
5,000,000 5.000
09/01/2027
5,232,447
Northern Tobacco Securitization Corp. Tobacco Settlement Asset
Back Bonds Series 2021 (NR/A)
1,750,000 5.000
06/01/2031
1,848,688
14,634,703

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
$ 1,500,000 3.720%
(c)
09/01/2027
$ 1,446,822
a a
Arizona - 1.7%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
65,960,000 3.750
(b)(e)
01/01/2037
63,838,852
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
515,000 4.500
(c)
07/01/2033
510,780
250,000 5.250
(c)
07/01/2043
242,321
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000 6.500
(c)
11/01/2053
7,734,380
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
425,000 3.375
07/01/2041
342,923
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000 5.000
11/01/2044
1,387,422
Arizona Industrial Development Authority RB for Kipp New York,
Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000 4.000
07/01/2051
876,261
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Ca/NR)
365,000 5.000 *
05/01/2024
186,150
300,000 5.000 *
05/01/2029
153,000
650,000 5.000 *
05/01/2031
331,500
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
430,000 3.000
(c)
12/15/2031
395,574
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
5,915,000 5.125
01/01/2059
5,433,813
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
5,948,081 5.125
01/01/2059
4,663,935
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2005 (NON-AMT) (Baa1/BBB)
3,350,000 3.800
(a)(b)
12/01/2035
3,387,412
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa1/BBB)
14,200,000 5.000
(a)(b)
09/01/2052
14,452,426
City of Glendale, Arizona Subordinate Excise Tax RR Obligations,
Series 2017 (Aa3/AA+)
2,505,000 5.000
07/01/2029
2,601,691
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021
(Aa2/AA-)
1,400,000 4.000
07/01/2035
1,420,388
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,375,000 3.000
07/01/2049
971,623
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
3,790,000 3.250
07/01/2049
2,757,415
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Phoenix Civic Improvement Corporation RB for Rental Car
Facility Charge Series 2019 A (A2/A)
$ 2,225,000 5.000%
07/01/2045
$ 2,240,097
City of Phoenix Civic Improvement Corporation Water System RB
Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000 5.000
07/01/2030
7,132,721
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
2,225,000 4.125
(a)(b)
09/01/2032
2,225,270
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
550,000 3.000
(c)
07/01/2031
519,403
1,050,000 4.000
(c)
07/01/2041
913,943
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
625,000 2.100
(a)(c)
07/01/2026
609,128
3,225,000 2.625
(a)(c)
07/01/2031
2,940,323
3,225,000 3.500
(a)(c)
07/01/2044
2,470,801
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
2,500,000 6.750
(c)
11/15/2042
2,644,743
Entertainment Center Community Facilities District RB Series
2017 (NR/NR)
4,295,000 4.000
07/01/2037
4,293,234
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A)
1,675,000 5.000
11/01/2028
1,751,977
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
770,000 3.500
07/01/2029
739,358
376,000 4.100
07/01/2034
357,438
1,090,000 4.750
07/01/2043
969,332
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
535,000 4.000
05/15/2031
516,223
1,000,000 5.000
05/15/2041
933,346
Glendale Industrial Development Authority RB Refunding for Sun
Health Services Obligated Group Series 2019 A (NR/NR)
5,170,000 5.000
11/15/2042
5,169,913
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
380,000 4.000
02/15/2041
319,221
295,000 4.000
02/15/2046
235,692
Maricopa County Arizona Pollution Control Company 4.5%
Pollution Control Refunding RB 2012 Series A (Baa2/NR)
4,175,000 4.500
08/01/2042
3,926,961
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000 3.875
(a)(b)
01/01/2038
3,343,579
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
300,000 4.000
(c)
07/01/2030
296,491
600,000 5.000
(c)
07/01/2040
578,227

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
$ 950,000 4.000%
(c)
07/01/2051
$ 716,842
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
150,000 5.000
(c)
10/01/2026
148,530
400,000 5.125
(c)
10/01/2030
387,514
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba2/AA-)
200,000 4.000
07/01/2025
200,000
200,000 4.000
07/01/2026
200,994
200,000 4.000
07/01/2027
201,852
325,000 4.000
07/01/2028
328,796
250,000 4.000
07/01/2029
253,160
500,000 4.000
07/01/2034
491,158
700,000 5.000
07/01/2039
709,673
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
6,575,000 3.600
02/01/2040
5,717,934
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
270,000 4.750
(c)
05/01/2030
269,588
225,000 5.500
(c)
05/01/2040
214,566
Salt River Agricultural Improvement and Power District Project
Electric System RB Series 2023B (Aa1/AA+)
4,045,000 5.250
01/01/2053
4,199,459
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
9,130,000 5.000
12/01/2037
9,509,814
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa1/BBB)
2,850,000 4.000
(a)(b)
06/01/2049
2,843,258
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,675,000 5.000
(c)
06/15/2044
1,598,591
950,000 5.000
(c)
06/15/2054
860,123
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
6,340,000 4.000
07/01/2034
6,167,724
191,834,863
Arkansas - 0.3%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
2,000,000 5.450
09/01/2052
2,003,410
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
4,790,000 5.000
12/01/2047
4,730,521
4,630,000 3.200
12/01/2049
3,305,660
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000 3.000
07/01/2032
289,166
310,000 3.125
07/01/2036
254,911
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
$ 4,700,000 3.500%
07/01/2038
$ 3,572,393
Batesville Public Facilities Board RB Refunding for White River
Health System Obligated Group Series 2020 (NR/BBB-)
2,750,000 5.000
06/01/2026
2,752,542
3,530,000 5.000
06/01/2027
3,543,069
Rogers School District No. 30 of Benton County Arkansas
Construction Bonds Arkansas School District Intercept
Program (ST AID WITHHLDG) (Aa2/NR)
4,050,000 4.000
02/01/2034
4,074,872
3,280,000 4.000
02/01/2037
3,225,788
27,752,332
California - 8.7%
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (A1/AA-)
4,750,000 5.500
05/01/2055
4,928,567
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (A1/NR)
11,475,000 5.250
05/01/2049
11,581,530
Airport Commission of The City and County of San Francisco San
Francisco International Airport Series 2016B (A1/AA-)
14,990,000 5.000
05/01/2046
14,808,234
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
12,500,000 5.750
05/01/2048
13,146,649
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000 0.000
(f)
08/01/2037
628,090
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000 5.000
05/01/2040
1,015,009
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
12,750,000 2.220
(b)(e)
04/01/2056
12,454,812
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000 2.330
(b)(e)
04/01/2056
8,149,382
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
220,000 4.000
09/01/2025
220,162
275,000 4.000
09/01/2031
276,241
290,000 4.000
09/01/2032
290,776
300,000 5.000
09/01/2033
306,623
215,000 5.000
09/01/2034
219,704
330,000 5.000
09/01/2035
337,147
345,000 3.000
09/01/2036
308,862
360,000 3.000
09/01/2037
316,280
370,000 3.000
09/01/2038
314,827
380,000 3.000
09/01/2039
314,915
1,160,000 5.000
09/01/2044
1,165,561
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000 4.000
07/01/2054
3,513,640

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
$ 5,125,000 4.375%
07/01/2049
$ 4,642,298
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000 5.000
(a)(b)
02/01/2054
8,430,775
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
16,990,000 4.000
(a)(b)
05/01/2053
17,136,425
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
3,375,000 5.000
(a)(b)
02/01/2055
3,566,044
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
4,250,000 5.000
(a)(b)
02/01/2055
4,514,763
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
265,000 5.000
06/01/2050
247,415
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
950,000 4.000
06/01/2049
819,356
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
335,000 5.000
06/01/2049
328,346
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
2,375,000 0.000
(f)
06/01/2055
468,508
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
185,000 5.000
06/01/2049
179,198
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
12,130,000 0.000
(f)
06/01/2055
2,160,509
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
45,220,000 0.000
(f)
06/01/2055
5,128,400
California Educational Facilities Authority RB for Stanford
University Series 2010 U-1 (Aaa/AAA)
5,000,000 5.250
04/01/2040
5,777,206
California Educational Facilities Authority RB Stanford University,
Series U-7 (Aaa/AAA)
3,750,000 5.000
06/01/2046
4,079,934
California Educational Facilities Authority RB University of San
Francisco Series 2018A (A3/NR)
9,115,000 5.000
10/01/2053
9,024,205
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
575,000 5.000
08/01/2040
584,109
600,000 5.000
08/01/2045
602,142
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR)
650,000 5.000
01/15/2039
674,465
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR) – (continued)
$ 1,000,000 5.000%
01/15/2045
$ 1,000,747
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
14,175,000 5.000
12/01/2028
14,955,026
1,130,000 5.250
12/01/2040
1,164,830
3,720,000 5.250
12/01/2041
3,803,403
4,095,000 5.250
12/01/2043
4,130,612
2,750,000 5.250
12/01/2044
2,762,447
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
7,080,000 5.000
12/01/2036
7,440,147
California Health Facilities Financing Authority RB Children'S
Hospital of Orange County Series 2024B (NR/AA)
7,300,000 5.000
(a)(b)
11/01/2054
8,121,554
California Health Facilities Financing Authority RB for Cedars-
Sinai Health System Series 2021A (Aa3/AA-)
11,675,000 4.000
08/15/2048
10,540,546
California Health Facilities Financing Authority RB for Children’s
Hospital at Los Angeles Series 2017 A (Baa3/BB+)
5,800,000 5.000
08/15/2047
5,574,032
California Health Facilities Financing Authority RB for El Camino
Hospital Series 2017 (Aa3/AA)
500,000 5.000
02/01/2042
505,238
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital at Stanford 2016 Series B
(A1/A+)
10,760,000 5.000
08/15/2055
10,766,338
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
375,000 5.000
11/15/2028
394,155
350,000 5.000
11/15/2029
367,135
565,000 5.000
11/15/2030
591,472
1,010,000 5.000
11/15/2042
1,017,579
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
7,970,000 5.000
10/01/2044
7,957,508
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
2,200,000 5.000
(a)(b)
11/15/2061
2,431,744
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
5,300,000 4.000
05/15/2046
4,752,730
2,250,000 4.000
05/15/2051
1,935,301
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
13,585,000 3.250
08/01/2029
13,656,980
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
4,500,000 1.200
(a)(b)
12/01/2050
4,113,903
California Infrastructure & Economic Development Bank RB
Series A (A3/A-)
720,000 4.000
05/01/2039
705,124
California Infrastructure & Economic Development Bank RB
Series B (A3/A-)
4,165,000 4.000
05/01/2039
4,078,944

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB
Series B (A3/A-) – (continued)
$ 1,460,000 4.000%
05/01/2040
$ 1,401,754
California Infrastructure and Economic Development Bank Clean
Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
4,800,000 5.000
10/01/2036
4,914,433
California Infrastructure and Economic Development Bank Senior
Subordinated Secured RB Brightline West Passenger Rail
Project Series 2025A (NR/NR)
21,900,000 9.500
(a)(b)(c)
01/01/2065
20,752,506
California Municipal Finance Authority Multifamily Housing RB
for View at San Bruno 2024 Series A-1 (Aa1/NR)
4,395,000 5.000
(a)(b)
06/01/2056
4,618,060
California Municipal Finance Authority Municipal Certificates,
Series 2025-1 Class A-1 (NR/AA-)
8,992,647 3.536
(a)(g)
02/20/2041
8,008,909
California Municipal Finance Authority RB for California Lutheran
University Series 2018 (Baa2/NR)
240,000 5.000
10/01/2033
247,566
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
1,300,000 5.000
02/01/2034
1,311,598
1,150,000 5.000
02/01/2035
1,157,542
325,000 5.000
02/01/2042
323,023
1,575,000 5.000
02/01/2047
1,575,247
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
610,000 4.000
07/01/2031
605,701
1,830,000 4.000
07/01/2041
1,571,393
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
175,000 5.000
10/01/2025
175,292
350,000 5.000
10/01/2027
362,591
225,000 5.000
10/01/2029
235,380
125,000 5.000
10/01/2030
130,383
225,000 5.000
10/01/2031
233,879
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
430,000 5.000
(c)
10/01/2034
432,989
1,125,000 5.000
(c)
10/01/2039
1,064,587
1,035,000 5.000
(c)
10/01/2049
920,014
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NONR)
4,225,000 5.000
07/01/2047
4,103,862
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
2,570,000 5.000
12/31/2026
2,619,897
2,005,000 5.000
06/30/2027
2,057,983
3,005,000 5.000
12/31/2027
3,102,394
12,225,000 5.000
12/31/2043
11,930,728
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
3,500,000 4.000
12/31/2047
2,909,970
California Municipal Finance Authority Solid Waste Disposal RB
for Republic Services, Inc. Project Series 2024A (NR/A-/A-2)
6,750,000 3.875
(a)(b)
03/01/2054
6,430,971
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
$ 5,100,000 4.000%
07/15/2029
$ 4,993,318
California Municipal Finance Authority Student Housing RB for
Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000 5.000
06/01/2035
400,218
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,625,000 3.700
(a)(b)
08/01/2040
1,642,520
California Pollution Control Financing Authority RB Refunding for
Waste Management, Inc. Series 2015 B-1 (NR/A-/A-2)
4,130,000 3.000
11/01/2025
4,124,178
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
4,205,000 4.300
07/01/2040
4,206,011
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
19,840,000 5.000
(c)
07/01/2037
19,842,926
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,725,000 5.000
(c)
07/01/2034
2,884,997
420,000 5.000
(c)
07/01/2035
440,892
2,605,000 5.000
(c)
07/01/2036
2,711,935
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
1,440,000 5.000
(c)
11/21/2045
1,365,219
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
1,330,000 5.000
(c)
07/01/2029
1,361,022
2,500,000 5.000
(c)
11/21/2045
2,476,651
California Public Finance Authority Health Care Facilities RB
Series 2025A (Baa1/NR)
650,000 5.000
11/01/2054
644,208
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,055,000 5.000
(c)
06/15/2040
1,003,736
California School Finance Authority Charter School Grant
Anticipation Notes Magnolia Public Schools, Series 2025
(NR/NR)
6,500,000 4.400
(c)
12/01/2026
6,517,888
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
760,000 6.250
(c)
04/01/2052
745,422
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
1,000,000 5.000
(c)
10/01/2042
976,720
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000 4.000
(c)
10/01/2046
371,174

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for
Envision Education – Obligated Group Series 2024A
(NR/BB+)
$ 720,000 5.000%
(c)
06/01/2034
$ 729,844
665,000 5.000
(c)
06/01/2044
611,248
750,000 5.000
(c)
06/01/2054
659,845
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,000,000 5.000
(c)
07/01/2039
2,021,178
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000 5.250
(c)
07/01/2052
903,540
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,000,000 6.250
(c)
06/01/2042
1,033,771
California School Finance Authority Charter School RB Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
545,000 5.000
(c)
06/01/2033
551,032
California School Finance Authority Charter School Refunding RB
Partnerships to Uplift Communities Project Series 2023 Social
Bonds (NR/BB)
715,000 5.000
(c)
08/01/2033
729,845
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
650,000 5.000
(c)
06/01/2054
590,282
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
145,000 3.000
(c)
10/01/2030
138,171
500,000 5.000
(c)
10/01/2040
499,996
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
290,000 2.000
(c)
10/01/2025
288,132
1,000,000 3.000
(c)
10/01/2031
941,001
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
1,280,000 4.000
(c)
07/01/2030
1,269,573
1,350,000 5.000
(c)
07/01/2040
1,311,849
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
435,000 5.000
(c)
06/01/2041
397,051
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 B (NR/NR)
200,000 4.875
(c)
06/01/2027
196,066
California School Finance Authority RB Refunding Series 2016
(NR/BBB-)
4,450,000 5.000
(c)
08/01/2046
4,145,452
California School Finance Authority School Facility Refunding RB
Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
930,000 5.000
(c)
07/01/2033
963,746
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000 5.000
08/01/2046
1,257,814
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
120,000 5.000
09/01/2030
120,287
125,000 5.000
09/01/2037
125,149
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
$ 1,375,000 7.250%
(c)
09/01/2050
$ 1,393,054
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
405,000 5.000
09/01/2049
404,667
500,000 5.000
09/01/2054
496,129
California Statewide Communities Development Authority
Infrastructure Program RB for Pacific Highlands Ranch Series
2019 (NR/NR)
875,000 5.000
09/02/2034
915,106
595,000 5.000
09/02/2039
608,291
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
2,630,000 5.000
09/02/2033
2,725,786
2,370,000 5.000
09/02/2038
2,419,366
350,000 5.000
09/02/2043
352,468
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 A (NR/NR)
2,828,000 5.000
09/02/2029
2,926,475
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 B (NR/A-)
1,500,000 5.000
09/02/2034
1,579,202
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
3,150,000 4.500
11/01/2033
3,220,579
California Statewide Communities Development Authority RB
Adventist Health System West Series 2015A (NR/BBB+)
8,120,000 5.000
03/01/2045
7,882,904
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
450,000 3.000
(c)
06/01/2029
429,119
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000 5.250
12/01/2044
2,892,589
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
300,000 5.000
08/01/2029
311,654
315,000 5.000
08/01/2030
326,697
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
900,000 5.000
(c)
07/01/2029
913,776
California Statewide Communities Development Authority
RB Loma Linda University Medical Center, Series 2016A
(NR/BB)
6,925,000 5.000
(c)
12/01/2036
6,939,415
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
150,000 5.000
04/01/2030
153,336

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-) – (continued)
$ 70,000 5.000%
04/01/2031
$ 71,487
385,000 4.000
04/01/2032
386,002
455,000 4.000
04/01/2034
453,162
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2021 A (NR/A-)
3,235,000 3.000
04/01/2037
2,814,691
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
9,510,000 5.500
12/01/2054
9,342,910
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2016 A (NR/BB)
1,725,000 5.000
(c)
12/01/2031
1,741,404
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,190,000 4.000
09/02/2028
1,193,951
1,250,000 5.000
09/02/2040
1,272,887
California Statewide Communities Development Authority Special
Assessment for Statewide Community Infrastructure Program
Series 2019 C (NR/NR)
1,015,000 4.000
09/02/2029
1,026,108
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
450,000 5.125
09/01/2042
458,919
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,785,000 5.000
09/02/2048
1,790,815
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
1,040,000 5.000
09/02/2048
1,042,264
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
8,925,000 5.000
05/15/2042
8,931,915
6,550,000 5.000
05/15/2047
6,553,338
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,175,000 5.000
05/15/2040
1,175,868
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
3,990,000 1.750
09/01/2029
3,600,400
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
22,510,000 0.000
(f)
06/01/2046
3,570,075
CFD No. 2016-1 of The Root Creek Water District Improvement
Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000 5.000
09/01/2048
996,853
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
$ 250,000 4.000%
09/01/2028
$ 252,692
165,000 3.000
09/01/2037
136,186
170,000 3.000
09/01/2038
135,361
175,000 3.000
09/01/2039
134,654
180,000 3.000
09/01/2040
135,701
620,000 3.125
09/01/2044
444,757
Citrus Community College District GO Bonds Capital Appreciation
for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000 0.000
(f)
06/01/2034
2,572,048
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000 4.000
09/01/2042
522,338
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
875,000 4.000
09/01/2041
771,463
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
75,000 4.000
(c)
09/01/2026
75,297
150,000 4.000
(c)
09/01/2031
151,565
700,000 4.000
(c)
09/01/2036
676,472
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
575,000 5.000
09/01/2048
573,972
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax
Bonds (NR/NR)
745,000 5.000
09/01/2048
745,809
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000 4.000
09/01/2029
1,143,579
1,275,000 4.000
09/01/2032
1,289,910
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,000,000 5.250
09/01/2042
2,058,316
2,000,000 5.375
09/01/2047
2,050,760
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
225,000 4.000
09/01/2025
225,109
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
860,000 5.000
09/01/2035
898,209
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
3,000,000 5.000
05/15/2026
3,045,702
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
1,650,000 4.000
05/15/2049
1,440,810
City of Los Angeles Department of Airports International Airport
Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000 5.000
05/15/2039
1,014,566
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
5,000,000 5.000
05/15/2035
5,334,395
600,000 5.000
05/15/2036
634,865
1,250,000 5.000
05/15/2037
1,312,006
1,255,000 5.000
05/15/2038
1,304,779
3,000,000 5.250
05/15/2048
3,062,962

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport
Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
$ 1,500,000 5.000%
05/15/2026
$ 1,522,851
City of Los Angeles Wastewater System RB Series 2010-B
(Aa2/AA)
1,000,000 5.813
06/01/2040
1,031,189
City of Los Angeles, LAX Subordinate RB 2022 Series A
(Aa3/AA-)
9,155,000 4.000
05/15/2038
8,878,540
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
620,000 4.125
09/02/2038
603,979
725,000 5.000
09/02/2043
735,507
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
250,000 4.000
09/01/2026
251,726
150,000 3.000
09/01/2038
121,761
160,000 3.000
09/01/2039
125,762
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000 5.000
04/01/2027
1,159,695
1,000,000 5.000
04/01/2029
850,739
1,250,000 5.000
04/01/2030
1,053,884
1,500,000 5.000
04/01/2031
1,250,894
City of Palm Desert Community Facilities District No. 2005-1
Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000 4.000
09/01/2030
168,112
190,000 4.000
09/01/2033
190,875
225,000 4.000
09/01/2036
220,749
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
370,000 4.000
09/02/2026
373,028
700,000 4.000
09/02/2031
713,414
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
1,780,000 4.000
09/01/2029
1,792,694
500,000 4.000
09/01/2030
502,382
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
135,000 5.000
09/01/2031
135,412
245,000 5.000
09/01/2032
245,706
225,000 5.000
09/01/2033
225,608
145,000 5.000
09/01/2034
145,366
150,000 5.000
09/01/2035
150,349
680,000 5.000
09/01/2036
681,460
270,000 5.000
09/01/2037
270,531
245,000 5.000
09/01/2038
245,414
485,000 5.000
09/01/2039
485,712
City of Roseville CA ST Series 2019 (NR/NR)
150,000 4.000
09/01/2025
150,060
275,000 5.000
09/01/2026
281,573
210,000 5.000
09/01/2027
219,042
160,000 5.000
09/01/2028
168,070
170,000 5.000
09/01/2029
178,065
110,000 5.000
09/01/2030
115,000
City of Roseville Creekview Community Facilities District No.
1 Improvement Area No. 2 Special Tax Bonds Series 2023
(NR/NR)
575,000 5.000
09/01/2038
594,395
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax for SVSP Westpark-Federico
Community Facilities District No. 1 Series 2019 (NR/NR)
$ 325,000 3.000%
09/01/2029
$ 319,144
815,000 5.000
09/01/2034
849,522
445,000 5.000
09/01/2039
454,435
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
95,000 4.000
09/01/2026
95,656
65,000 5.000
09/01/2030
68,857
190,000 4.000
09/01/2032
191,510
225,000 4.000
09/01/2034
224,497
265,000 4.000
09/01/2036
259,531
305,000 4.000
09/01/2038
288,672
330,000 4.000
09/01/2040
304,567
City of Roseville, California Creekview Community Facilities
District No. 1 Improvement Area No. 2 Special Tax Bonds
Series 2023 (NR/NR)
500,000 5.000
09/01/2043
503,480
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
375,000 4.000
(c)
09/01/2028
379,924
City of San Francisco Airport Commission International Airport
RB Series 2022A (A1/NR)
2,525,000 5.000
05/01/2052
2,483,228
City of San Francisco Airport Commission International Airport
Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000 5.000
05/01/2038
12,878,061
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/AA-)
4,650,000 5.000
05/01/2048
4,688,241
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/AA-)
26,310,000 5.000
05/01/2049
25,994,093
City of Santa Paula Special Tax for Harvest Community Facilities
District No. 1 Series 2020 (NR/NR)
600,000 5.000
09/01/2035
628,653
1,000,000 5.000
09/01/2040
1,021,991
City of Stockton Community Facilities District No. 2005-1 Special
Tax Bonds Series 2019 (NR/NR)
330,000 2.250
09/01/2026
322,894
350,000 2.375
09/01/2028
332,845
380,000 2.750
09/01/2031
351,240
405,000 3.000
09/01/2033
366,721
415,000 3.000
09/01/2034
369,224
270,000 3.000
09/01/2035
235,649
900,000 3.125
09/01/2037
762,772
740,000 3.125
09/01/2039
589,161
810,000 3.250
09/01/2041
628,287
City of Upland Community Facilities District No. 2015-1 Special
Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000 3.125
09/01/2037
82,250
700,000 3.250
09/01/2041
551,036
570,000 3.500
09/01/2049
423,821
Commerce Community Development Commission Successor
Agency Tax Allocation Refunding Series 2016 A
(AGM) (NR/AA)
275,000 3.125
08/01/2035
253,500

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Community Facilities District of the Menifee Union School District
Improvement Area Special Tax Bonds (NR/NR)
$ 850,000 5.000%
09/01/2042
$ 862,528
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000 5.000
09/01/2034
464,063
725,000 5.000
09/01/2039
731,593
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
2,250,000 5.000
09/01/2047
2,260,769
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
1,745,000 5.000
07/01/2039
1,757,661
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
2,250,000 3.600
(c)
05/01/2047
1,775,416
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
2,850,000 5.000
05/15/2037
2,956,734
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
4,000,000 5.250
05/15/2048
4,020,445
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
5,815,000 5.000
05/15/2031
6,099,049
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa2/A)
510,000 5.000
07/01/2048
507,087
Department of Water and Power of The City of Los Angeles Power
System RB 2022 Series B (Aa2/NR)
1,100,000 5.000
07/01/2052
1,102,349
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
10,600,000 5.000
07/01/2028
11,056,611
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa2/NR)
7,500,000 5.000
07/01/2034
8,254,950
Department of Water and Power of The City of Los Angeles Power
System Variable Rate Demand RB 2001 Series B Subseries
B-7 (Aa2/NR)
2,000,000 1.950
(a)(b)
07/01/2034
2,000,000
Department of Water and Power of The City of Los Angeles Water
System RB 2017 Series A (Aa2/AA-)
1,000,000 5.000
07/01/2044
1,000,130
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series A (Aa2/AA-)
2,185,000 5.000
07/01/2043
2,188,444
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
805,000 5.000
09/01/2027
821,966
6,680,000 5.000
09/01/2047
6,689,208
East County AWP Joint Powers Authority Tax Exempt Interim
Notes Series 2024A Subseries A-1 (NR/NR)
45,000,000 3.125
09/01/2026
45,137,475
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
390,000 3.125
09/01/2044
278,081
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR) – (continued)
$ 1,610,000 3.125%
09/01/2049
$ 1,084,666
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
3,255,000 4.000
01/15/2046
3,062,421
El Camino Community College District Election of 2012 GO
Bonds Series 2024E (Aa1/NR)
1,025,000 4.000
08/01/2042
994,868
610,000 4.000
08/01/2043
586,978
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A)
1,655,000 5.000
11/01/2049
1,637,194
1,750,000 5.000
11/01/2054
1,705,426
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
400,000 5.000
09/01/2049
395,799
360,000 5.000
09/01/2053
352,120
Folsom Ranch Financing Authority Special Tax for City of Folsom
Community Facilities District No. 21 Series 2021 (NR/NR)
415,000 4.000
09/01/2046
365,463
500,000 4.000
09/01/2050
425,009
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
1,300,000 3.950
(a)
01/15/2053
1,118,497
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
9,540,000 3.850
06/01/2050
8,680,809
Golden State Tobacco Securitization Corp. California Tobacco
Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
20,000,000 5.000
(d)
06/01/2028
21,360,052
Hayward Unified School District Election of 2014 GO Bonds
Series 2017 (AGM) (NR/AA)
8,000,000 4.000
08/01/2042
7,456,008
Improvement Area B of The City of Fillmore CFD No. 5,
California Heritage Valley Parks Special Tax Bonds, 2023
Series (NR/NR)
2,370,000 5.000
09/01/2048
2,370,997
Independent Cities Finance Authority RB for City of Compton
Sales Tax Series 2021 (AGM) (NR/AA)
665,000 4.000
(c)
06/01/2036
653,776
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
10,250,000 0.000
(f)
06/01/2036
4,607,637
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
670,000 3.678
06/01/2038
642,826
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
3,280,000 5.000
03/01/2057
3,227,716
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 D (NR/NR)
180,000 4.000
09/01/2025
180,084
175,000 4.000
09/01/2026
176,308

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2019 A (NR/AA)
$ 350,000 5.000%
09/01/2030
$ 374,153
355,000 5.000
09/01/2032
376,197
360,000 5.000
09/01/2034
377,633
455,000 5.000
09/01/2036
470,984
Lammersville Joint Unified School District Improvement
Community Facilities District No. 2014-1 Special Tax Bonds
Series 2019 (NR/NR)
775,000 5.000
09/01/2043
779,393
2,500,000 5.000
09/01/2048
2,502,537
Lammersville Joint Unified School District No. 2002 Special
Tax Refunding for Community Facilities Series 2017
(AGM) (NR/AA)
3,000,000 3.500
09/01/2035
2,901,163
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000 3.000
08/01/2046
2,511,011
Los Angeles Community College District Los Angeles County
California 2020 GO Refunding Bonds (NR/A)
1,000,000 5.000
07/01/2038
1,018,325
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
1,825,000 3.000
12/01/2050
1,278,445
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
2,335,000 5.000
05/15/2034
2,394,834
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,500,000 5.000
07/01/2026
3,589,901
7,000,000 5.000
07/01/2027
7,337,173
Menifee Union School District Riverside County GO Bonds
Capital Appreciation for Election of 2008 Series 2009 C
(AGC) (Aa2/AA)
2,000,000 0.000
(f)
08/01/2037
1,254,693
4,500,000 0.000
(f)
08/01/2038
2,665,705
4,500,000 0.000
(f)
08/01/2039
2,522,068
Merced City School District GO Bonds Capital Appreciation for
Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000 0.000
(f)
08/01/2026
1,166,537
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa2/NR)
2,510,000 0.000
(f)
08/01/2035
1,725,076
Mountain View Whisman School District
2,000,000 4.000
(d)
09/01/2026
2,036,355
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000 6.500
11/01/2039
2,091,425
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,605,000 6.125
11/01/2029
2,747,328
2,000,000 6.500
11/01/2039
2,390,200
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.750
08/01/2035
5,011,045
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD SOFR + 0.72%)
2,660,000 3.775
(e)
07/01/2027
2,657,853
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000 0.000
(f)
08/01/2031
1,627,673
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA) – (continued)
$ 4,150,000 0.000%
(f)
08/01/2032
$ 2,980,924
3,550,000 0.000
(f)
08/01/2033
2,413,317
6,450,000 7.000
08/01/2038
7,062,950
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
3,250,000 4.000
08/01/2052
2,859,339
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
1,970,000 5.000
09/01/2042
1,966,755
River Islands Public Financing Authority Community Facilities
District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000 4.000
09/01/2041
789,397
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
195,000 4.000
09/01/2027
197,121
205,000 4.000
09/01/2028
207,944
210,000 4.000
09/01/2029
213,229
220,000 4.000
09/01/2030
223,319
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
750,000 5.000
09/01/2025
752,136
1,075,000 5.000
09/01/2026
1,100,693
1,000,000 5.000
09/01/2027
1,041,984
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000 5.000
09/01/2031
104,365
185,000 5.000
09/01/2032
192,903
165,000 5.000
09/01/2033
171,765
175,000 4.000
09/01/2034
173,682
150,000 4.000
09/01/2035
147,075
125,000 3.000
09/01/2036
106,827
470,000 5.000
09/01/2039
477,285
250,000 3.250
09/01/2041
193,416
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000 2.500
09/01/2037
657,910
725,000 4.000
09/01/2041
649,569
1,000,000 4.000
09/01/2050
831,342
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
21,265,000 3.626
(e)
06/01/2034
20,473,634
San Diego County Regional Airport Authority Subordinate
Airport  RB, Series 2019B (Private Activity/Amt) (NR/A)
1,540,000 5.000
07/01/2036
1,580,757
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
2,850,000 4.000
07/01/2039
2,695,310
13,810,000 4.000
07/01/2046
11,906,555
4,620,000 5.000
07/01/2046
4,581,696
San Diego Unified School District 2012 GO Refunding Bonds
Series R-2 (Aa2/AA-)
4,700,000 0.000
(g)
07/01/2041
4,607,121

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Diego Unified School District GO Bonds for Election of 2008
Series 2010 C (Aa2/AA-)
$ 5,000,000 0.000%
(f)
07/01/2039
$ 2,835,049
San Francisco City & County Airport Commission RB Unrefunded
for San Francisco International Airport Second Series 2018 G
(NR/AA-)
1,300,000 5.000
05/01/2027
1,344,102
San Francisco City & County Redevelopment Financing Authority
Tax Allocation for Mission Bay South Redevelopment Series
2016 C (NR/A-)
1,000,000 5.000
08/01/2033
1,014,682
San Jacinto Unified School District Financing Authority Special
Tax RB Series 2019 (NR/NR)
500,000 5.000
09/01/2036
509,879
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,605,000 0.000
(f)
01/15/2026
1,575,535
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
15,915,000 4.000
09/01/2043
15,159,610
The Regents of The University of California General RB 2025
Series Bz (Aa2/AA)
10,000,000 5.000
05/15/2028
10,688,493
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A-)
1,000,000 5.000
06/01/2034
1,035,085
1,000,000 5.000
06/01/2036
1,026,169
1,000,000 5.000
06/01/2039
1,012,932
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A)
1,015,000 5.000
06/01/2026
1,027,457
920,000 5.000
06/01/2028
953,715
1,000,000 5.000
06/01/2029
1,045,752
2,000,000 5.000
06/01/2032
2,086,581
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-1 (NR/BB+)
2,020,000 5.000
06/01/2048
1,916,693
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
7,975,000 0.000
(f)
06/01/2054
1,603,867
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
430,000 2.375
09/02/2041
282,387
945,000 2.500
09/02/2046
578,518
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000 5.000
10/01/2025
1,233,563
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
660,000 5.000
10/01/2029
692,955
555,000 5.000
10/01/2030
581,571
1,165,000 5.000
10/01/2031
1,216,902
1,000,000 5.000
10/01/2033
1,035,935
700,000 5.000
10/01/2035
719,856
500,000 5.000
10/01/2036
512,120
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR) – (continued)
$ 1,000,000 5.000%
10/01/2037
$ 1,018,653
880,000 5.000
10/01/2038
891,180
630,000 5.000
10/01/2039
635,039
1,100,000 5.000
10/01/2040
1,102,697
1,945,000 5.000
10/01/2049
1,861,043
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
825,000 5.750
07/01/2053
847,786
West Contra Costa Unified School District GO Bonds
Capital Appreciation for Election of 2002 Series 2004 C
(NATL) (Baa3/A+)
1,175,000 0.000
(f)
08/01/2025
1,171,748
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
300,000 5.000
09/01/2039
308,786
825,000 4.375
09/01/2044
757,901
959,523,595
Colorado - 3.3%
Adams County School District No. 1 GO Taxable Refunding Bonds
Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000 5.250
(d)
12/01/2026
336,126
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,415,000 4.700
12/01/2047
1,245,103
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
1,875,000 4.000
12/01/2046
1,688,185
1,250,000 5.000
12/01/2049
1,274,126
2,225,000 4.250
12/01/2054
2,002,931
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,855,000 0.000
(c)(g)
12/01/2049
1,848,387
Board of Governors of Colorado State University
System RB Refunding Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000 5.000
(d)
03/01/2028
10,132,303
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
18,620,000 4.000
12/01/2049
16,007,126
Brighton Crossing Metropolitan District No. 6 GO Bonds Series
2020 A (NR/NR)
525,000 5.000
12/01/2035
524,248
1,030,000 5.000
12/01/2040
983,428
Broadway Park North Metropolitan District No. 2 GO Bonds Series
2020 (NR/NR)
1,120,000 5.000
(c)
12/01/2040
1,031,971
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
1,000,000 5.250
12/01/2038
983,110
CCP Metropolitan District No. 3 Limited Tax GO Refunding Bonds
Series 2024 (NR/NR)
1,175,000 5.000
12/01/2053
1,102,987

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Cherry Creek Colorado School District No. 5 GO Bonds Series
2017 C (ST AID WITHHLDG) (Aa1/AA+)
$ 1,000,000 6.000%
12/15/2029
$ 1,073,476
3,240,000 6.000
12/15/2030
3,474,199
City and County of Denver, Colorado, Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
1,000,000 5.000
12/01/2043
997,070
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
2,875,000 5.000
11/15/2041
2,913,195
915,000 5.000
11/15/2047
913,673
City Center West Residential Metropolitan District No. 2 GO
Bonds Senior Series 2019 A (NR/NR)
1,035,000 5.000
12/01/2049
905,830
City of Colorado Springs Colorado Utilities System Improvement
RB Series 2024A (Aa2/AA+)
2,335,000 5.250
11/15/2054
2,435,068
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
11,000,000 5.250
12/01/2043
11,097,195
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
5,580,000 5.000
11/15/2053
5,483,185
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
5,450,000 5.000
11/15/2027
5,668,574
Colorado Bridge and Tunnel Enterprise Senior Infrastructure  RB,
Series 2024A (AG) (A1/AA)
1,000,000 5.000
12/01/2042
1,038,355
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AG) (A1/AA)
4,000,000 5.500
12/01/2054
4,213,319
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
900,000 4.000
10/01/2056
674,686
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
150,000 4.000
05/01/2036
142,478
150,000 4.000
05/01/2041
130,245
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
300,000 5.000
(c)
02/01/2034
300,891
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
800,000 5.000
(c)
10/01/2029
812,493
2,500,000 5.000
(c)
10/01/2039
2,419,356
Colorado Educational & Cultural Facilities Authority RB
Refunding for STEM School & Academy Project Series 2019
(Baa3/NR)
225,000 4.000
11/01/2029
223,927
400,000 5.000
11/01/2039
394,155
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
750,000 5.000
09/01/2052
701,027
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational and Cultural Facilities Authority Charter
School RB for STEM School Project Series 2019 (Baa3/NR)
$ 790,000 5.000%
11/01/2049
$ 735,601
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
1,900,000 5.500
(c)
04/01/2044
1,884,369
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,040,000 6.000
07/01/2036
2,933,638
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
1,925,000 6.000
07/01/2031
1,862,077
Colorado Health Facilities Authority Hospital RB for Parkview
Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000 5.000
(d)
09/01/2026
18,739,122
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
3,560,000 5.000
08/01/2025
3,564,288
1,415,000 5.000
08/01/2026
1,443,041
1,575,000 5.000
08/01/2027
1,636,609
5,000,000 5.000
08/01/2036
5,159,463
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
325,000 5.000
08/01/2025
325,392
3,000,000 5.000
08/01/2037
3,077,905
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
6,400,000 5.500
11/01/2047
6,564,182
8,000,000 5.250
11/01/2052
8,047,248
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
3,680,000 5.000
12/01/2039
3,844,265
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000 4.000
(d)
09/01/2030
1,899,784
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543 5.000
(a)
07/01/2057
16,123,909
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
3,900,000 4.000
11/15/2043
3,480,721
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,125,000 5.000
08/01/2035
1,167,598
6,010,000 4.000
08/01/2044
5,219,329
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
345,000 5.000
08/01/2035
358,063
4,065,000 5.000
08/01/2038
4,140,756
Colorado Health Facilities Authority RB Refunding for Evangelical
Lutheran Good Samaritan Society Project Series 2017
(NR/NR)
1,150,000 5.000
(d)
06/01/2027
1,196,306

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Sanford
Obligated Group Series 2019 A (NR/A+)
$ 1,730,000 4.000%
11/01/2039
$ 1,618,703
12,310,000 5.000
11/01/2039
12,582,387
6,105,000 5.000
11/01/2044
6,045,213
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000 4.000
08/01/2049
2,924,593
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (A3/A-)
8,500,000 5.000
(a)(b)
08/01/2049
8,514,260
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2019A SCL Health System (Aa1/AA+)
4,000,000 4.000
01/01/2037
3,925,342
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
5,450,000 3.500
(a)(b)
11/01/2043
5,458,031
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000 5.000
(d)
03/01/2028
8,700,737
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
775,000 5.250
12/01/2051
661,776
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,435,000 4.000
12/01/2029
3,299,506
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
874,000 5.000
12/01/2039
814,405
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB)
26,870,000 5.000
10/01/2032
26,869,678
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,505,000 5.000
(c)
12/01/2027
5,721,518
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds Series 2016
(Baa2/BBB-)
1,460,000 5.000
12/01/2033
1,474,730
Denver Convention Center Hotel Authority Convention Center
Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000 5.000
12/01/2035
2,385,264
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
640,000 5.000
12/01/2030
649,016
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
300,000 5.000
12/01/2031
303,885
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000 5.000
12/01/2032
439,146
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
4,995,000 5.000
(c)
12/01/2025
5,023,952
1,000,000 5.000
(c)
12/01/2034
1,012,979
1,675,000 4.000
(c)
12/01/2035
1,639,829
2,000,000 4.000
(c)
12/01/2036
1,932,852
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000 5.000
12/01/2030
127,222
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Health and Hospital Authority Colorado Healthcare RB
Series 2019A (NR/BBB)
$ 2,255,000 5.000%
12/01/2031
$ 2,378,352
475,000 5.000
12/01/2032
497,017
1,360,000 5.000
12/01/2033
1,416,983
Denver Urban Renewal Authority 9th & Colorado Urban
Redevelopment Area RB Series 2018 A (NR/NR)
4,155,000 5.250
(c)
12/01/2039
4,024,422
E-470 Public Highway Authority RB Refunding Series 2010 A
(AGM-CR) (A1/AA)
1,500,000 0.000
(f)
09/01/2035
1,031,807
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000 0.000
(f)
09/01/2040
3,025,990
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,800,000 5.550
(c)
12/01/2047
2,788,862
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000 3.750
12/01/2034
497,671
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
648,000 4.000
12/01/2031
596,926
Hogback Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
725,000 5.000
12/01/2041
674,613
Independence Water & Sanitation District Special Revenue
Refunding and Improvement Bonds Series 2024 (NR/NR)
2,200,000 5.125
12/01/2033
2,224,854
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
9,731,000 4.250
12/01/2046
8,156,867
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,176,000 5.750
12/01/2050
1,162,843
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,105,000 6.500
12/01/2042
1,107,755
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000 3.500
12/01/2041
2,185,353
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,450,000 7.000
12/01/2052
2,473,644
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
500,000 5.500
12/01/2048
481,864
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
100,000 4.000
12/01/2025
100,096
315,000 4.000
12/01/2026
317,216
290,000 4.000
12/01/2029
295,417
205,000 4.000
12/01/2030
207,842
225,000 4.000
12/01/2032
225,557
Park Creek Metropolitan District Senior Limited Property Tax
Supported RB Tax-Exempt Series 2016A (NATL) (NR/NR)
2,080,000 5.000
12/01/2036
2,114,209
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
925,000 5.000
12/01/2040
872,115

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Poudre Heights Valley Metropolitan District In The Town of
Windsor Weld County Colorado Limited Tax GO Bonds Series
2024A (NR/NR)
$ 975,000 5.500%
(c)
12/01/2054
$ 876,209
Public Authority Colorado Energy RB for Natural Gas Purchase
Series 2008 (A1/A-)
2,200,000 6.250
11/15/2028
2,303,024
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B
(NR/NR)
1,310,000 0.000
(c)(f)
12/01/2025
1,280,613
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,250,000 4.000
12/01/2036
1,163,708
2,000,000 4.000
12/01/2041
1,738,111
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series
2019 A (NR/NR)
886,000 5.000
12/01/2049
783,705
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000 5.000
01/15/2029
752,165
400,000 5.000
07/15/2029
423,052
500,000 5.000
01/15/2030
531,174
350,000 5.000
07/15/2030
373,454
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
500,000 5.000
07/15/2027
515,944
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
2,875,000 5.000
12/01/2039
2,719,509
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,080,000 5.000
(c)
12/01/2040
1,940,660
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
375,000 4.000
12/01/2032
383,184
220,000 4.000
12/01/2034
221,941
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
406,367
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-1 (Ba1/NR)
1,000,000 5.000
12/01/2037
980,367
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-2 (Ba1/NR)
40,000 3.500
12/01/2027
39,341
115,000 5.000
12/01/2037
112,742
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
325,000 5.000
12/01/2047
300,614
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
2,350,000 5.000
12/01/2031
2,543,591
2,570,000 5.000
12/01/2032
2,785,261
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
350,000 5.000
12/01/2032
361,663
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
$ 1,805,000 3.750%
12/01/2040
$ 1,551,053
The Lakes at Centerra Metropolitan District No.2 in The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
5,300,000 4.500
12/01/2054
4,782,768
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
755,000 4.150
12/01/2030
744,898
Trails at Crowfoot Metropolitan District No. 3 in The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
1,575,000 4.000
12/01/2044
1,391,815
4,750,000 4.250
12/01/2054
4,075,449
Vauxmont Metropolitan District GO Refunding Bonds Series 2020
(AGM) (NR/AA)
195,000 5.000
12/01/2026
200,336
205,000 5.000
12/01/2027
214,339
210,000 5.000
12/01/2028
222,685
210,000 5.000
12/01/2029
225,575
215,000 5.000
12/01/2030
230,768
230,000 5.000
12/01/2031
246,247
250,000 5.000
12/01/2032
266,439
255,000 5.000
12/01/2033
270,394
285,000 5.000
12/01/2034
300,548
100,000 5.000
12/01/2035
104,867
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
135,000 5.000
12/15/2026
138,829
125,000 5.000
12/15/2028
128,861
125,000 5.000
12/15/2029
128,861
125,000 5.000
12/15/2030
128,858
135,000 5.000
12/15/2031
139,166
160,000 5.000
12/15/2032
164,920
Vauxmont Metropolitan District Senior LT GO Special Revenue
Refunding Bonds Series 2020 (AGM) (NR/AA)
180,000 5.000
12/01/2025
181,308
Vauxmont Metropolitan District Subordinate LT GO Special
Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000 5.000
12/15/2025
126,156
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
712,000 4.375
12/01/2044
651,461
Water Valley Metropolitan District No. 3 Limited Tax GO Bonds
Series 2024A (NR/NR)
600,000 5.250
12/01/2054
560,272
Weld County School District No. Re-4 In Weld County, Colorado
GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000 5.250
12/01/2041
7,026,429
West Meadow Metropolitan District Town of Fraser, Grand County,
Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000 6.000
(c)
12/01/2038
1,014,357

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
$ 700,000 4.500%
12/01/2053
$ 628,118
368,941,569
Connecticut - 0.7%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
2,395,000 4.750
12/01/2045
2,353,459
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000 5.000
08/01/2027
848,241
1,615,000 5.000
08/01/2028
1,709,586
900,000 5.500
08/01/2029
960,878
725,000 5.500
08/01/2031
771,169
500,000 5.500
08/01/2032
529,756
405,000 5.500
08/01/2033
427,452
City of New Haven GO Refunding Bonds Series 2019 B
(AGM) (A1/AA)
1,050,000 5.000
02/01/2028
1,106,373
City of New Haven GO Refunding Bonds Series B
(AGM) (A1/AA)
450,000 5.000
02/01/2030
489,214
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
8,210,000 3.850
(a)(b)
11/15/2064
8,213,749
Connecticut State GO Bonds Series 2018 C (Aa3/AA-)
825,000 5.000
06/15/2028
880,240
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/AA-)
5,000,000 5.000
04/15/2028
5,317,122
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
300,000 5.000
(c)
01/01/2030
298,694
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
575,000 5.000
07/01/2026
577,752
440,000 5.000
07/01/2027
444,242
580,000 5.000
07/01/2028
587,602
485,000 5.000
07/01/2029
491,142
2,620,000 5.000
07/01/2030
2,642,958
645,000 5.000
07/01/2031
648,597
575,000 5.000
07/01/2032
575,976
475,000 5.000
07/01/2033
472,278
450,000 5.000
07/01/2034
443,611
890,000 4.000
07/01/2039
734,164
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
3,585,000 4.750
(c)
10/01/2048
3,234,098
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aa1/NR)
4,000,000 3.050
(a)(b)
09/01/2058
3,989,383
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
3,660,000 7.000
(c)
02/01/2045
3,689,515
South Central Connecticut Regional Water Authority Water System
RB Thirty-Sixth Series A-1 (Aa3/AA-)
265,000 4.000
08/01/2038
261,219
State of Connecticut GO Bonds 2020 Series A (Aa3/AA-)
5,000,000 4.000
01/15/2036
5,004,684
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Bonds Series 2018 (Aa3/AA-)
$ 1,770,000 5.000%
06/15/2027
$ 1,848,658
755,000 5.000
06/15/2029
802,015
State of Connecticut GO Social Bonds Series 2024G (Aa3/AA-)
3,000,000 3.000
11/15/2042
2,353,633
1,600,000 3.000
11/15/2043
1,230,000
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-)
135,000 5.000
04/15/2028
143,562
1,000,000 5.000
04/15/2035
1,054,116
1,000,000 5.000
04/15/2036
1,048,865
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000 5.375
07/01/2052
2,029,386
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
2,400,000 5.000
07/01/2044
2,258,859
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
1,500,000 5.000
07/01/2025
1,500,000
State of Connecticut State Revolving Fund General RB
(Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000 5.000
05/01/2032
4,084,963
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
480,000 4.000
(c)
04/01/2036
461,201
400,000 4.000
(c)
04/01/2041
358,337
The Housing Authority of The City of Stamford RB Mozaic
Concierge Living Project Entrance Fee Principal Redemption
Bondssm Series 2025D (NR/NR)
10,000,000 4.250
10/01/2030
10,064,816
West Haven GO Bonds Series 2017 A (Baa2/A-)
325,000 5.000
11/01/2025
326,843
325,000 5.000
11/01/2026
333,106
325,000 5.000
11/01/2027
339,361
West Haven GO Bonds Series 2017 B (Baa2/A-)
240,000 5.000
11/01/2026
245,986
78,186,861
Delaware - 0.4%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
370,000 3.000
06/01/2032
331,805
450,000 4.000
06/01/2042
369,233
Delaware Economic Development Authority Charter Schools RB
Series 2021 (NR/BBB+)
1,425,000 4.000
09/01/2041
1,243,286
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
760,000 5.000
06/01/2026
769,892
600,000 5.000
06/01/2029
621,794
Delaware Health Facilities Authority Revenue Refunding Bonds for
Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000 5.000
10/01/2040
5,126,216
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
295,000 4.000
08/01/2029
292,874

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for
First State Montessori Academy, Inc. Series 2019 A
(NR/BBB-) – (continued)
$ 1,050,000 5.000%
08/01/2039
$ 1,024,364
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
530,000 4.000
09/01/2030
532,268
1,550,000 5.000
09/01/2040
1,553,555
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,745,000 4.450
07/01/2049
3,530,555
Delaware Transportation Authority Transportation System Senior
RB Series 2024 (Aaa/AA+)
8,665,000 3.000
07/01/2041
7,272,789
8,925,000 3.000
07/01/2042
7,325,463
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000 5.000
05/01/2036
8,438,579
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
4,630,000 3.600
(h)
01/01/2031
4,716,106
Town of Bridgeville Delaware Special Obligation Bonds Heritage
Shores Special Development District Series 2024 (NR/NR)
1,535,000 5.625
(c)
07/01/2053
1,535,448
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
500,000 4.000
07/01/2025
500,000
540,000 4.000
07/01/2026
540,526
599,000 4.000
07/01/2027
601,096
1,993,000 4.000
07/01/2030
1,994,597
48,320,446
District of Columbia - 1.2%
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aa1/AAA)
3,425,000 5.250
05/01/2048
3,555,823
District of Columbia GO Refunding Bonds Series 2017 A
(Aa1/AA+)
5,000,000 5.000
06/01/2035
5,128,790
District of Columbia GO Refunding Bonds Series 2024C
(Aa1/AA+)
13,800,000 5.000
12/01/2031
15,480,503
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing Mortgage RB Belmont Crossing Phase Ii
Series 2025 (Aa1/NR)
2,750,000 5.000
(a)(b)
03/01/2029
2,882,183
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing RB One Hawaii Avenue Project Series
2024 (Aa1/NR)
3,285,000 3.650
(a)(b)
07/01/2028
3,324,031
District of Columbia Housing Finance Agency Multifamily
Housing RB 2911 Rhode Island Avenue Apartments Project
Series 2025A (FHA 221(D4)) (Aa1/NR)
2,925,000 5.000
03/01/2028
3,059,017
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000 5.500
02/28/2037
1,929,846
District of Columbia RB for International School Series 2019
(NR/BBB)
860,000 5.000
07/01/2039
869,069
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia RB for KIPP DC Obligated Group Series
2019 (NR/BBB+)
$ 2,550,000 4.000%
07/01/2039
$ 2,371,455
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
2,400,000 0.000
(c)(g)
06/01/2041
1,427,458
District of Columbia Washington D.C. GO Bonds Series 2023A
(Aa1/AA+)
2,295,000 5.250
01/01/2048
2,379,385
2,550,000 5.000
08/01/2049
2,598,749
District of Columbia Washington, D.C. Income Tax
Secured Revenue and Refunding Bonds, Series 2025A
(Tax-Exempt) (Aa1/AAA)
5,450,000 5.000
06/01/2050
5,559,723
9,170,000 5.250
06/01/2050
9,585,991
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
1,000,000 3.000
(a)(b)
10/01/2057
986,681
Metro Washington Airports Authority Airport System Revenue and
Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,815,000 5.000
10/01/2032
5,841,329
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
7,500,000 5.000
10/01/2043
7,502,936
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds Series 2018A
(AMT) (Aa3/AA-)
4,850,000 5.000
10/01/2032
5,018,888
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds Series 2024A
(AMT) (Aa3/AA-)
3,130,000 5.000
10/01/2039
3,220,250
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000 5.000
10/01/2033
6,577,927
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000 5.000
10/01/2029
1,694,076
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
1,100,000 5.000
10/01/2026
1,126,758
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
1,115,000 5.000
10/01/2031
1,181,305
395,000 5.000
10/01/2033
415,405
3,025,000 5.000
10/01/2035
3,153,640
1,000,000 5.000
10/01/2037
1,033,496
2,065,000 5.000
10/01/2039
2,113,814
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 B (AGM-CR) (A1/AA)
14,500,000 4.000
10/01/2044
13,259,432
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
925,000 5.000
10/01/2047
929,925
1,550,000 4.000
10/01/2053
1,282,748

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
$ 2,130,000 3.000%
10/01/2050
$ 1,498,314
2,960,000 4.000
10/01/2053
2,542,912
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
13,315,000 4.000
10/01/2049
11,331,219
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
1,325,000 5.000
10/01/2035
1,330,999
132,194,077
Florida - 12.0%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
915,000 5.375
06/15/2042
918,447
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
4,985,000 3.250
05/01/2036
4,461,881
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
170,000 4.500
05/01/2029
172,495
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,420,000 3.625
05/01/2040
1,167,870
1,725,000 4.000
05/01/2051
1,369,305
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
2,250,000 4.000
10/01/2040
2,007,797
Anabelle Sandridge Community Development District Clay County
Florida Special Assessment  RB, Series 2025 (NR/NR)
630,000 5.125
05/01/2035
637,259
1,105,000 5.875
05/01/2045
1,099,111
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
380,000 3.000
05/01/2026
376,156
390,000 3.125
05/01/2027
385,400
1,705,000 3.500
05/01/2031
1,655,325
Anthem Park Community Development District Special
Assessment RB Refunding Subordinate Series 2016 A-2
(NR/NR)
60,000 4.250
05/01/2027
60,152
245,000 4.750
05/01/2036
245,064
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
440,000 5.000
05/01/2031
445,645
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
445,000 4.500
05/01/2030
451,612
1,000,000 5.400
05/01/2043
1,008,302
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
500,000 4.400
(c)
05/01/2031
504,215
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AG) (NR/AA)
3,970,000 3.500
05/01/2032
3,973,657
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Arlington Ridge Community Development District Special
Assessment RB Series 2019 (NR/NR)
$ 140,000 3.600%
05/01/2029
$ 138,676
300,000 4.000
05/01/2036
284,270
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
985,000 3.500
11/01/2030
947,418
1,705,000 4.000
11/01/2040
1,496,750
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
515,000 4.550
(c)
05/01/2029
523,200
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
700,000 5.125
06/15/2043
689,956
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
810,000 5.375
05/01/2044
808,661
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
105,000 2.500
(c)
05/01/2026
103,688
500,000 3.000
(c)
05/01/2031
472,793
425,000 3.200
(c)
05/01/2041
338,802
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
55,000 2.500
(c)
05/01/2026
54,313
315,000 3.000
(c)
05/01/2031
297,859
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
370,000 4.450
05/01/2031
369,862
670,000 5.350
05/01/2044
629,943
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
200,000 3.700
11/01/2029
198,702
695,000 4.125
11/01/2039
638,797
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
70,000 5.000
05/01/2028
71,437
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
200,000 3.000
05/01/2032
186,401
220,000 3.375
05/01/2041
175,408
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
200,000 5.375
05/01/2028
205,518
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
40,000 2.250
05/01/2026
39,400
435,000 2.750
05/01/2031
405,302

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
$ 500,000 5.500%
05/01/2042
$ 508,100
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
320,000 3.250
(c)
05/01/2030
309,309
Avelar Creek Community Development District Special
Assessment Refunding Series 2016 (NR/A-)
190,000 3.000
05/01/2026
188,045
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
555,000 4.500
05/01/2030
564,928
1,125,000 5.375
05/01/2043
1,114,343
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
1,110,000 5.000
05/01/2043
1,072,049
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
385,000 4.000
(c)
06/01/2030
384,214
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR)
285,000 3.000
05/01/2030
275,909
775,000 4.000
05/01/2040
707,637
Babcock Ranch Community Independent Special District Special
Assessment Area 3A Series 2020 (NR/NR)
250,000 3.000
05/01/2030
240,738
Babcock Ranch Community Independent Special District Special
Assessment Area 3B Series 2020 (NR/NR)
145,000 3.000
05/01/2030
139,690
385,000 4.000
05/01/2040
350,772
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
305,000 5.000
11/01/2031
305,951
100,000 5.250
11/01/2046
98,666
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2018 (NR/NR)
360,000 4.500
(c)
11/01/2029
365,924
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
2,000,000 4.250
05/01/2032
2,006,767
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2024 (NR/NR)
1,000,000 4.300
(c)
05/01/2031
1,000,102
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
95,000 2.375
05/01/2026
93,594
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
15,000 4.500
11/01/2025
15,013
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
175,000 5.000
11/01/2036
176,821
305,000 5.000
11/01/2048
286,964
Bannon Lakes Community Development District Special
Assessment RB Series 2022 (NR/NR)
345,000 3.300
05/01/2032
328,831
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bannon Lakes Community Development District Special
Assessment RB Series 2022 (NR/NR) – (continued)
$ 1,370,000 4.000%
05/01/2042
$ 1,182,311
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
365,000 4.250
05/01/2029
365,239
460,000 4.500
05/01/2035
459,316
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
350,000 3.500
05/01/2026
349,194
365,000 3.500
05/01/2027
364,280
Bella Collina Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
685,000 5.000
05/01/2044
650,604
915,000 5.300
05/01/2055
862,750
Bellagio Community Development District Special Assessment
Bonds Series 2016 (NR/BBB)
170,000 3.000
11/01/2025
168,830
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,075,000 3.250
05/01/2030
1,042,766
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
65,000 2.500
12/15/2025
64,532
325,000 3.125
12/15/2030
314,128
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
215,000 4.250
05/01/2031
214,921
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,130,000 5.500
05/01/2043
1,139,342
Berry Bay II Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
300,000 4.450
05/01/2031
300,702
620,000 5.200
05/01/2044
586,597
1,000,000 5.450
05/01/2054
928,986
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
465,000 3.250
06/15/2030
445,615
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
895,000 4.000
06/15/2032
882,374
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
100,000 2.500
05/01/2026
98,598
455,000 3.000
05/01/2031
425,731
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
1,130,000 3.250
05/01/2031
1,072,326
500,000 3.625
05/01/2040
418,021
Brevard County Housing Finance Authority Multifamily Housing
RB Series 2025 (NR/AA+) (PUTABLE)
1,850,000 3.300
(a)(b)
02/01/2028
1,856,276
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000 6.250
12/15/2043
722,739

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
$ 400,000 3.000%
06/15/2032
$ 365,488
1,095,000 3.250
06/15/2042
832,704
Bridgewater North Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,000,000 4.000
05/01/2042
849,991
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
375,000 4.550
(c)
05/01/2031
377,678
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
105,000 2.375
05/01/2026
103,480
475,000 2.850
05/01/2031
438,940
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
140,000 4.375
05/01/2027
140,726
350,000 4.750
05/01/2032
356,721
Broward County Florida Convention Center Hotel First Tier RB
Series 2022 (Aaa/AAA)
2,500,000 5.000
01/01/2040
2,602,423
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000 5.000
09/01/2037
1,048,818
1,050,000 5.000
09/01/2038
1,089,983
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000 4.000
09/01/2039
3,221,399
4,700,000 4.000
09/01/2049
4,016,190
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000 4.000
09/01/2044
1,537,344
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000 5.250
09/01/2047
4,996,890
3,000,000 5.500
09/01/2052
3,058,022
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
170,000 4.750
05/01/2027
170,997
400,000 5.250
05/01/2032
409,711
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
450,000 5.600
05/01/2044
435,307
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
750,000 5.250
05/01/2044
716,405
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
665,000 5.250
05/01/2042
660,269
Caldera Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
325,000 4.300
05/01/2031
324,880
725,000 5.000
05/01/2044
685,326
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,295,000 3.500
12/15/2030
1,246,315
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000 6.125
(c)
06/15/2044
303,660
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (Ba1/NR)
$ 1,250,000 5.250%
(c)
06/01/2039
$ 1,281,429
1,125,000 5.250
(c)
06/01/2044
1,118,789
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
12,230,000 5.250
(c)
12/01/2058
11,493,256
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
610,000 4.000
(c)
07/01/2041
512,863
760,000 4.000
(c)
07/01/2051
566,921
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
230,000 3.250
(c)
06/01/2031
208,800
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (B1/NR)
320,000 3.000
(c)
12/15/2029
298,183
645,000 5.000
(c)
12/15/2039
600,317
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
900,000 4.000
(c)
12/01/2028
898,595
1,375,000 5.250
(c)
12/01/2043
1,348,412
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series
2020 A-1 (NR/NR)
880,000 4.500
(c)
01/01/2035
836,198
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
505,000 5.000
06/15/2034
524,901
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
1,000,000 4.750
(c)
07/01/2040
958,654
1,000,000 5.000
(c)
07/01/2045
941,987
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
2,500,000 6.000
(c)
05/01/2043
2,507,499
2,500,000 6.250
(c)
05/01/2048
2,513,457
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
2,725,000 12.000
(c)
10/03/2029
2,999,495
Caribe Palm Community Development District Special Assessment
Refunding Series 2017 (NR/A-)
558,000 4.250
05/01/2031
558,048
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
800,000 5.300
05/01/2044
770,565
Cedar Crossings Community Development District Polk County
Florida Special Assessment Bonds Series 2025 (NR/NR)
240,000 4.300
(c)
05/01/2032
238,829
Center Lake Ranch West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
1,495,000 5.750
05/01/2043
1,508,456
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
360,000 4.900
05/01/2031
362,783

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
$ 110,000 3.500%
11/01/2025
$ 109,569
115,000 3.500
11/01/2026
114,180
Century Gardens at Tamiami Community Development District
Special Assessment Refunding Series 2016 (NR/BBB)
255,000 3.000
05/01/2026
252,376
630,000 4.250
05/01/2037
600,105
Century Gardens Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
189,000 4.200
(c)
11/01/2029
190,059
750,000 5.000
(c)
11/01/2049
703,440
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
625,000 3.375
05/01/2031
593,372
590,000 3.750
05/01/2040
499,178
Century Park Square Community Development District Miami-
Dade County Florida Special Assessment Bonds, Series 2025
(NR/NR)
630,000 5.750
05/01/2045
628,451
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 2.400
05/01/2026
98,355
650,000 2.875
05/01/2031
593,295
740,000 3.350
05/01/2041
567,344
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
410,000 4.500
05/01/2031
411,354
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
60,000 2.500
(c)
05/01/2026
59,192
165,000 3.000
(c)
05/01/2031
153,818
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
360,000 3.750
05/01/2030
358,466
975,000 4.250
05/01/2040
910,949
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,430,000 3.250
05/01/2041
1,127,697
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
1,060,000 5.500
(c)
10/01/2036
1,062,333
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2019 (NR/NR)
700,000 5.000
(c)
10/01/2029
716,767
1,000,000 5.000
(c)
10/01/2034
1,012,530
City of Cape Coral Water & Sewer RB Refunding Series 2015
(A1/A+)
1,000,000 4.000
10/01/2034
1,000,408
City of Miami Florida Special Obligation Non-Ad Valorem RB
Series 2023A (Aa2/AA)
7,220,000 5.000
03/01/2048
7,304,146
City of Orlando, Florida Water Reclamation System
Improvement  RB, Series 2024A (NR/AAA)
10,000,000 5.000
10/01/2049
10,270,581
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
2,000,000 5.125
06/01/2042
1,979,747
950,000 5.250
06/01/2052
924,137
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of Pompano Beach RB Refunding for John Knox Village of
Florida, Inc. Obligated Group Series 2020 (NR/NR)
$ 1,425,000 3.250%
09/01/2025
$ 1,422,583
City of Tampa RB for H Lee Moffitt Cancer Center & Research
Institute Obligated Group Series 2020 B (A2/A)
900,000 4.000
07/01/2038
857,499
750,000 5.000
07/01/2040
765,780
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
415,000 5.000
01/01/2037
407,979
1,485,000 5.000
01/01/2047
1,328,902
1,395,000 5.000
01/01/2052
1,213,856
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-1 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
750,000 4.625
(c)
01/01/2030
751,056
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024B-2 Tax-
Exempt Mandatory Paydown Securities (NR/NR)
800,000 4.500
(c)
01/01/2030
801,088
City of West Palm Beach Utility System RB Series 2017 A
(Aa2/AA+)
15,000,000 5.000
10/01/2042
15,136,380
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
5,000,000 0.000
(g)
05/01/2038
4,856,252
Coco Palms Community Development District Special Assessment
Bonds Expansion Area Project Series 2019 (NR/NR)
235,000 4.000
(c)
06/15/2029
235,433
Coconut Cay Community Development District Special
Assessment Series 2006 (NR/NR)
550,000 5.375
05/01/2036
550,435
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
610,000 5.750
05/01/2042
625,734
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A+)
915,000 3.000
05/01/2026
905,665
980,000 3.200
05/01/2027
972,791
1,010,000 3.250
05/01/2028
1,002,298
2,990,000 3.500
05/01/2032
2,912,285
1,500,000 3.750
05/01/2046
1,213,046
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
290,000 4.250
06/15/2030
290,651
225,000 4.650
06/15/2035
223,222
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,575,000 5.250
06/15/2043
1,569,673
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000 5.750
05/01/2043
1,261,811
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
295,000 4.400
05/01/2031
296,255
475,000 5.150
05/01/2044
456,778

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
$ 600,000 3.500%
12/15/2029
$ 590,108
325,000 4.000
12/15/2039
289,596
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
315,000 4.750
05/01/2032
321,606
250,000 5.500
05/01/2042
252,619
Coral Bay of Lee County Community Development District
Lee County Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
560,000 4.700
05/01/2031
566,155
1,045,000 5.250
05/01/2044
1,019,490
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
1,290,000 4.600
05/01/2031
1,303,731
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
415,000 4.625
11/01/2031
420,842
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
940,000 3.000
05/01/2031
902,564
820,000 3.000
05/01/2037
698,962
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
675,000 5.100
05/01/2043
651,345
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
285,000 4.500
(c)
11/01/2028
287,216
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
143,000 3.625
05/01/2026
142,678
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
210,000 4.125
05/01/2035
208,094
County of Broward RB for Port Facilities Senior Bonds Series 2019
B (A1/A)
1,610,000 4.000
09/01/2036
1,568,224
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000 4.000
10/01/2044
3,935,967
6,000,000 5.000
10/01/2044
5,931,649
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
475,000 5.000
10/01/2027
490,120
525,000 5.000
10/01/2028
547,989
450,000 5.000
10/01/2029
473,460
770,000 5.000
10/01/2030
806,505
415,000 5.000
10/01/2032
432,436
350,000 5.000
10/01/2033
363,220
405,000 5.000
10/01/2034
419,243
435,000 5.000
10/01/2035
448,271
600,000 5.000
10/01/2036
615,354
525,000 5.000
10/01/2037
535,774
960,000 5.000
10/01/2038
974,513
845,000 5.000
10/01/2039
854,161
3,160,000 5.000
10/01/2049
3,118,462
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
County of Osceola Transportation RB Refunding Series 2019 A-2
(NR/BBB+)
$ 155,000 0.000%
(f)
10/01/2025
$ 153,473
275,000 0.000
(f)
10/01/2026
262,700
360,000 0.000
(f)
10/01/2027
331,940
500,000 0.000
(f)
10/01/2028
444,173
700,000 0.000
(f)
10/01/2029
598,016
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
740,000 4.250
(c)
11/01/2030
743,096
Creek Preserve Community Development District Special
Assessment RB Series 2020 (NR/NR)
100,000 3.125
(c)
11/01/2030
93,778
Creekview Community Development District Special Assessment
RB for Phase 2 Project Series 2024 (NR/NR)
870,000 4.600
05/01/2031
872,580
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
180,000 3.875
05/01/2027
179,904
545,000 4.250
05/01/2032
545,162
1,580,000 4.625
05/01/2042
1,461,460
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
480,000 4.700
05/01/2031
483,876
945,000 5.375
05/01/2044
904,647
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,000,000 4.250
05/01/2042
1,804,352
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,035,000 5.125
05/01/2043
1,017,936
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
800,000 5.350
05/01/2044
772,474
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2024 (NR/NR)
215,000 4.500
05/01/2031
215,227
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
50,000 2.250
05/01/2026
49,310
400,000 2.700
05/01/2031
374,437
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
300,000 4.650
(c)
05/01/2031
300,984
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
500,000 4.625
05/01/2030
506,524
595,000 5.250
05/01/2043
585,615
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 4.750
(h)
05/01/2035
1,003,133
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000 5.000
05/01/2053
893,696

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Mill Community Development District Special Assessment
for Area Two Project Series 2020 (NR/NR)
$ 615,000 3.000%
06/15/2031
$ 575,268
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
295,000 3.250
(c)
05/01/2030
282,140
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 4.375
05/01/2027
90,185
350,000 4.750
05/01/2032
354,857
450,000 5.000
05/01/2042
424,819
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
595,000 4.500
(c)
11/01/2028
601,678
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
2,260,000 5.400
05/01/2039
2,308,028
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
1,095,000 5.250
05/01/2043
1,080,196
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
1,665,000 5.300
05/01/2039
1,683,042
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
370,000 4.125
05/01/2030
373,935
Del Webb River Reserve Community Development District Pasco
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
640,000 5.625
05/01/2045
640,183
Del Webb Sunchase Community Development District Manatee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
180,000 4.250
05/01/2030
181,543
225,000 4.650
05/01/2035
227,497
800,000 5.450
05/01/2045
785,652
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
900,000 5.600
05/01/2045
869,599
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
150,000 3.250
05/01/2030
144,989
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,185,000 4.600
(c)
05/01/2028
1,201,046
610,000 4.250
(c)
12/15/2028
613,018
2,395,000 4.750
(c)
12/15/2038
2,350,336
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
690,000 3.750
05/01/2034
691,121
955,000 4.000
05/01/2037
949,303
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
75,000 2.375
(c)
05/01/2026
74,065
470,000 3.000
(c)
05/01/2032
449,114
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
$ 175,000 4.500%
05/01/2032
$ 179,245
495,000 5.125
05/01/2042
494,478
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
50,000 4.375
05/01/2027
50,295
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
440,000 3.625
(c)
05/01/2031
423,344
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
20,000 2.500
05/01/2026
19,736
205,000 3.000
05/01/2031
192,015
340,000 3.300
05/01/2041
267,436
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Project Series 2023 (NR/NR)
535,000 6.250
05/01/2043
551,478
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
100,000 2.250
05/01/2026
98,579
460,000 3.000
05/01/2032
438,755
East Homestead Community Development District Special
Assessment Expansion Bonds Area Project Series 2019
(NR/NR)
280,000 4.125
11/01/2029
281,154
East Nassau Stewardship District Bond Anticipation Note for PDP
#4 Series 2024 Project Series 2024 (NR/NR)
1,300,000 5.250
05/01/2029
1,300,001
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
650,000 5.100
06/15/2044
627,157
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
185,000 3.250
05/01/2027
183,910
530,000 3.625
05/01/2032
516,880
780,000 4.000
05/01/2042
679,484
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
110,000 3.250
05/01/2030
108,175
Edgewater East Community Development District Osceola County
Florida Special Assessment RB, Series 2025 (NR/NR)
750,000 5.125
(h)
05/01/2035
752,657
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
100,000 2.500
05/01/2026
98,767
700,000 3.100
05/01/2031
663,416
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
440,000 3.000
05/01/2027
432,867
1,860,000 3.375
05/01/2032
1,773,583
1,870,000 4.000
05/01/2042
1,619,493
Edgewater West Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
2,000,000 5.250
05/01/2044
1,877,317

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Enbrook Community Development District Special Assessment
Series 2020 (NR/NR)
$ 430,000 3.000%
(c)
05/01/2030
$ 406,785
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
515,000 4.875
05/01/2033
531,596
400,000 5.600
05/01/2043
408,658
Entrada Community Development District Special Assessment
Bond Series 2021 (NR/NR)
375,000 2.625
(c)
05/01/2031
350,328
1,860,000 3.125
(c)
05/01/2041
1,522,696
Epperson North Community Development District Capital
Improvement RB Series 2021A (NR/NR)
120,000 2.450
11/01/2026
117,573
240,000 3.100
11/01/2031
223,429
Epperson North Community Development
District Capital Improvement RB Series 2024
(Assessment Area Four) (NR/NR)
200,000 4.500
05/01/2031
201,103
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
40,000 2.500
05/01/2026
39,458
315,000 3.000
05/01/2031
294,737
320,000 3.500
05/01/2041
259,993
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
6,255,000 4.000
08/15/2045
5,323,861
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000 5.000
08/15/2031
1,436,931
3,140,000 5.000
08/15/2032
3,304,147
355,000 5.000
08/15/2033
371,470
2,045,000 5.000
08/15/2034
2,133,399
2,595,000 5.000
08/15/2035
2,693,982
9,500,000 5.000
08/15/2036
9,819,503
4,080,000 5.000
08/15/2040
4,123,227
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement RB, Series 2025
(NR/NR)
430,000 5.625
05/01/2045
429,189
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
210,000 3.250
11/01/2025
209,291
1,360,000 3.625
11/01/2030
1,312,987
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
445,000 4.250
(c)
11/01/2029
447,899
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
740,000 4.400
06/15/2031
746,835
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – Phase Two Series 2024
(NR/NR)
500,000 4.450
(c)
06/15/2031
501,813
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
790,000 4.600
06/15/2031
795,986
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
$ 1,000,000 4.000%
05/01/2052
$ 782,329
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
355,000 2.625
05/01/2026
350,581
1,220,000 3.125
05/01/2031
1,142,709
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,285,000 4.250
05/01/2029
1,297,552
3,010,000 5.000
05/01/2035
3,072,718
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
355,000 3.500
05/01/2030
342,611
165,000 4.000
05/01/2040
145,370
Fish Lake Cove Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
840,000 5.350
05/01/2045
797,604
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000 2.750
11/01/2035
1,209,098
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
1,125,000 5.250
06/01/2044
1,125,510
1,025,000 5.250
06/01/2049
1,003,496
3,010,000 5.250
06/01/2054
2,901,884
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
1,265,000 5.000
(c)
07/01/2032
1,221,661
3,000,000 5.375
(c)
07/01/2042
2,666,342
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000 5.000
(c)
10/01/2042
1,890,878
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Expansion Project Series 2025A (NR/NR)
31,100,000 8.250
(a)(b)(c)
07/01/2057
31,964,987
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
46,640,000 12.000
(a)(b)(c)
07/15/2032
46,392,920
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BB+)
6,700,000 5.250
07/01/2047
6,092,235
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
17,900,000 5.250
07/01/2047
17,954,181
10,725,000 5.250
07/01/2053
10,699,051
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
7,325,000 10.000
(a)(b)(c)
07/15/2059
6,973,481
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,190,000 4.000
(c)
06/01/2030
1,039,516

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
$ 425,000 4.000%
(c)
12/15/2029
$ 424,159
725,000 5.000
(c)
12/15/2034
741,605
770,000 5.000
(c)
12/15/2039
771,248
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,570,000 5.125
(c)
06/01/2040
1,539,641
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
320,000 4.000
07/01/2035
308,557
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
385,000 4.000
06/01/2030
369,307
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000 5.000
(c)
06/01/2031
281,430
200,000 5.000
(c)
06/01/2035
200,879
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
630,000 4.000
(c)
06/30/2036
527,354
660,000 4.000
(c)
06/30/2041
494,683
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
415,000 4.000
(c)
06/01/2026
412,771
Florida Development Finance Corp. RB Refunding for Nova
Southeastern University, Inc. Series 2020 A (A3/A-)
300,000 5.000
04/01/2027
310,208
250,000 5.000
04/01/2029
266,326
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
470,000 4.000
(c)
09/15/2030
450,059
1,050,000 5.000
(c)
09/15/2040
959,521
Florida Development Finance Corp. Solid Waste Disposal RB
for GFL Solid Waste Southeast LLC Project Series 2024A
(Ba3/BB)
2,750,000 4.375
(a)(b)(c)
10/01/2054
2,739,113
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
1,600,000 5.000
(c)
06/01/2044
1,514,476
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000 4.500
(c)
06/01/2033
1,884,159
250,000 4.750
(c)
06/01/2038
222,491
4,500,000 5.000
(c)
06/01/2048
3,794,051
Florida Higher Educational Facilities Financial Authority RB for
Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,150,000 5.000
03/01/2044
2,058,528
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
2,750,000 5.000
03/01/2047
2,590,085
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
3,315,000 3.350
(a)(b)
10/01/2027
3,321,522
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
$ 8,795,000 5.000%
09/01/2025
$ 8,830,840
4,530,000 5.000
09/01/2026
4,586,820
3,305,000 5.000
09/01/2027
3,382,273
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
2,840,000 5.750
(c)(h)
07/01/2044
2,844,822
Florida Municipal Loan Council RB for City of West Melbourne
Water and Sewer Series 2024D (AGC) (NR/AA)
2,420,000 4.000
10/01/2054
2,090,664
Flow Way Community Development District Special Assessment
Bonds for Phase 5 Project Series 2016 (NR/NR)
1,525,000 4.875
11/01/2037
1,526,368
Flow Way Community Development District Special Assessment
Bonds for Phase 6 Project Series 2017 (NR/NR)
165,000 4.000
11/01/2028
165,393
1,065,000 5.000
11/01/2038
1,069,592
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
1,785,000 4.125
11/01/2039
1,613,287
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000 3.750
11/01/2039
398,822
Forest Lake Community Development District Special Assessment
for Assessment Area1 Series 2020 (NR/NR)
495,000 3.250
(c)
05/01/2030
482,285
Fox Branch Ranch Community Development District Polk County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
175,000 4.375
05/01/2035
172,698
540,000 5.200
05/01/2045
515,516
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
520,000 5.650
05/01/2054
503,548
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
270,000 5.000
05/01/2031
272,593
Gas Worx Community Development District City of Tampa Florida
Special Assessment Bonds, Series 2025 (NR/NR)
350,000 4.625
(c)
05/01/2030
354,288
625,000 5.000
(c)
05/01/2036
629,715
Gir East Community Development District Osceola County Florida
Capital Improvement RB Series 2025 (NR/NR)
600,000 4.300
05/01/2032
597,072
Governors Park South Community Development District Clay
County Florida Special Assessment RB Series 2025 (NR/NR)
550,000 4.375
05/01/2032
552,053
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
615,000 2.950
05/01/2031
559,847
1,595,000 3.350
05/01/2041
1,244,192
Grand Bay At Doral Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2025A-1 (NR/NR)
1,835,000 5.000
05/01/2045
1,759,070

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Grand Bay at Doral Community Development District Special
Assessment for South Parcel Assessment Area Project Series
2016 (NR/NR)
$ 180,000 4.250%
05/01/2026
$ 180,516
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,355,000 4.000
05/01/2030
1,346,322
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
550,000 4.125
11/01/2029
552,144
1,185,000 4.750
11/01/2039
1,144,597
1,920,000 5.000
11/01/2050
1,784,519
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
215,000 3.200
11/01/2031
199,302
500,000 3.500
11/01/2041
398,074
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
150,000 2.500
05/01/2026
148,017
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
515,000 4.650
05/01/2034
518,795
755,000 5.450
05/01/2044
736,851
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
990,000 5.000
11/15/2036
990,014
Greater Orlando Aviation Authority Airport Facilities RB Series
2015A (AMT) (Aa2/AA)
5,000,000 4.000
10/01/2040
4,685,175
Greenbriar Community Development District St. Johns County
Florida Special Assessment RB Series 2025 Assessment Area
One (NR/NR)
410,000 4.800
05/01/2032
413,543
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
170,000 3.300
05/01/2032
159,035
440,000 3.550
05/01/2042
350,971
Gulfstream Polo Community Development District Special
Assessment Phase#2 Project Series 2019 (NR/NR)
1,195,000 3.500
11/01/2030
1,160,500
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
100,000 3.875
05/01/2026
99,795
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
1,650,000 6.300
05/01/2043
1,724,610
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
875,000 4.700
05/01/2031
883,180
Hammock oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
700,000 5.625
05/01/2043
704,208
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
900,000 5.850
05/01/2044
883,967
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
$ 1,000,000 5.550%
(c)
05/01/2045
$ 976,407
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 4.200
05/01/2027
190,476
435,000 4.400
05/01/2032
440,702
565,000 4.700
05/01/2042
523,725
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
510,000 3.250
05/01/2030
495,583
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
40,000 2.375
05/01/2026
39,440
205,000 3.000
05/01/2031
191,813
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,490,000 3.300
05/01/2029
1,463,773
365,000 3.700
05/01/2033
350,394
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
935,000 3.300
05/01/2029
918,542
Harmony On Lake Eloise Community Development District City
of Winter Haven Florida Capital Improvement RB Series 2025
(NR/NR)
1,000,000 4.600
11/01/2032
1,005,448
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
800,000 5.125
05/01/2043
789,541
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
525,000 5.450
05/01/2045
507,053
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
140,000 4.000
05/01/2026
140,624
185,000 4.250
05/01/2035
182,966
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
400,000 3.500
11/01/2030
385,108
1,000,000 3.875
11/01/2039
871,149
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
125,000 3.625
11/01/2030
121,084
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
90,000 2.600
05/01/2026
88,862
435,000 3.200
05/01/2031
412,549
995,000 3.450
05/01/2041
810,578
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
555,000 4.600
05/01/2031
557,179
1,000,000 5.200
05/01/2044
945,220

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
$ 690,000 5.000%
05/01/2034
$ 710,623
Heritage Isle at Viera Community Development District Special
Assessment Refunding Series 2017 (AGM) (NR/AA)
230,000 4.000
05/01/2026
231,909
240,000 4.000
05/01/2027
244,777
250,000 4.000
05/01/2028
255,303
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
645,000 3.750
05/01/2026
643,253
1,000,000 4.200
05/01/2031
995,631
1,000,000 4.350
05/01/2036
981,733
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
365,000 2.500
05/01/2030
344,127
375,000 2.500
05/01/2031
347,317
300,000 3.000
05/01/2032
289,023
300,000 3.000
05/01/2033
285,015
245,000 3.000
05/01/2034
227,776
255,000 3.000
05/01/2035
233,953
260,000 3.000
05/01/2036
234,348
Hickory Tree Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
500,000 4.500
05/01/2031
500,529
1,000,000 5.150
05/01/2044
948,139
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,700,000 5.000
03/01/2039
1,365,421
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
10,725,000 6.000
(c)(h)
07/01/2045
10,685,449
Higher Educational Facilities Financing Authority RB for Rollins
College Project Series 2024 (A2/NR)
3,000,000 4.125
12/01/2054
2,512,235
Highland Meadows West Community Development District Special
Assessment for Assessment Area 2 Series 2020 A (NR/NR)
200,000 3.250
05/01/2031
188,604
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000 3.250
05/01/2031
132,023
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
550,000 4.250
(c)
12/15/2029
553,984
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
2,350,000 4.250
05/01/2036
2,252,224
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
10,000 3.375
11/01/2025
9,974
220,000 3.875
11/01/2031
215,228
295,000 4.200
11/01/2039
268,294
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Five Project Series
2017 (NR/NR)
$ 225,000 4.875%
11/01/2027
$ 227,993
865,000 5.375
11/01/2037
874,089
770,000 5.500
11/01/2047
771,157
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Six Project Series
2017 (NR/NR)
45,000 4.875
11/01/2027
45,598
330,000 5.500
11/01/2047
330,496
Hillcrest Community Development District Special Assessment
Bonds for Capital Improvement Program Series 2018 (NR/NR)
645,000 4.000
11/01/2028
646,764
700,000 4.500
11/01/2038
667,756
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
615,000 4.375
(c)
05/01/2031
614,615
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,020,000 3.500
(c)
05/01/2031
981,502
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
250,000 2.800
05/01/2031
231,727
1,000,000 3.200
05/01/2041
777,777
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
370,000 4.700
05/01/2031
376,792
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
800,000 5.600
05/01/2044
800,019
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
25,000 4.000
11/01/2025
24,975
165,000 4.500
11/01/2031
173,827
170,000 5.000
11/01/2041
173,061
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
747,000 3.000
05/01/2031
694,913
933,000 3.000
05/01/2037
766,761
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023
(Aa1/NR) (PUTABLE)
1,705,000 4.050
(a)(b)
09/01/2056
1,713,659
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
3,730,000 3.250
(a)(b)
09/01/2042
3,729,194
Housing Finance Authority of Miami-Dade County Multifamily
Housing RB for St. Mary Towers Apartments Series 2024
(HUD SECT 8) (Aa1/NR)
1,000,000 3.400
(a)(b)
04/01/2041
1,000,018
Housing Finance Authority of Pinellas County Multifamily
Housing RB for Citrus Grove Apartments Series 2024
(HUD SECT 8) (Aa1/NR)
1,835,000 3.300
(a)(b)
01/01/2042
1,835,002

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
$ 290,000 4.850%
06/15/2031
$ 291,513
1,040,000 5.375
06/15/2044
998,985
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
210,000 5.000
(c)
11/01/2039
209,193
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
450,000 4.125
(h)
06/15/2030
450,692
525,000 4.700
(h)
06/15/2035
526,726
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
1,360,000 5.750
12/15/2043
1,388,342
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
1,750,000 3.400
(a)(b)
07/01/2058
1,752,150
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
16,500,000 5.250
10/01/2049
17,259,883
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
500,000 4.625
05/01/2032
504,036
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2017 A (NR/NR)
1,175,000 4.500
(c)
05/01/2038
1,121,998
1,855,000 4.625
(c)
05/01/2048
1,652,169
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
670,000 2.750
05/01/2031
614,414
765,000 3.125
05/01/2041
585,452
Kelly Park Community Development District
665,000 6.000
11/01/2043
674,546
Kelly Park Community Development District
225,000 4.375
05/01/2032
226,086
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
900,000 5.375
05/01/2055
838,760
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
155,000 3.000
05/01/2030
150,056
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
700,000 3.125
05/01/2041
571,694
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
630,000 4.900
05/01/2033
651,188
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 4.625
05/01/2037
981,260
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
485,000 3.125
06/15/2030
474,622
375,000 4.000
06/15/2040
351,941
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
700,000 3.600
06/15/2041
613,779
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds Series 2025
(Assessment Area One Project) (NR/NR)
$ 500,000 5.000%
05/01/2036
$ 503,082
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
2,000,000 5.000
(c)(h)
05/01/2035
2,033,581
3,500,000 5.750
(c)(h)
05/01/2045
3,487,287
Knightsbridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
215,000 4.250
(c)
06/15/2031
217,215
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
115,000 4.500
05/01/2027
115,212
225,000 5.000
05/01/2032
227,123
645,000 5.500
05/01/2042
632,893
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
465,000 4.500
(c)
05/01/2030
470,476
550,000 5.250
(c)
05/01/2043
545,680
Lake Harris Community Development District 2023 Project Area
Special Assessment Bonds Series 2023 (NR/NR)
150,000 4.700
05/01/2030
152,467
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
660,000 4.750
05/01/2031
667,010
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
530,000 5.500
05/01/2045
510,744
Lakeshore Ranch Community Development District Special
Assessment Refunding Series 2019 A-2 (NR/NR)
300,000 3.500
05/01/2030
289,530
320,000 4.000
05/01/2035
305,382
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
625,000 5.625
05/01/2043
634,709
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
35,000 2.625
05/01/2026
34,559
125,000 3.200
05/01/2031
118,300
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
365,000 3.400
05/01/2030
356,129
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
225,000 3.250
05/01/2029
218,997
200,000 3.850
05/01/2039
174,908
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000 3.000
05/01/2030
447,394
750,000 3.500
05/01/2040
625,674
Lakewood Ranch Stewardship District Special Assessment for
Sweetwater Project Series 2021 (NR/NR)
290,000 2.625
05/01/2031
266,347
1,000,000 3.100
05/01/2041
771,674

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
$ 230,000 3.800%
05/01/2029
$ 229,286
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
220,000 4.300
(c)
05/01/2027
221,784
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
465,000 3.200
(c)
05/01/2029
454,684
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
175,000 3.800
05/01/2029
174,087
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
1,605,000 4.875
05/01/2035
1,605,580
905,000 4.875
05/01/2045
854,876
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
310,000 4.625
05/01/2027
314,107
1,000,000 5.250
05/01/2037
1,011,341
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
655,000 4.250
05/01/2028
658,600
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,550,000 4.750
05/01/2029
1,585,241
2,250,000 5.300
05/01/2039
2,289,063
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
480,000 5.250
05/01/2044
471,050
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project Series 2023 (NR/NR)
2,400,000 6.125
05/01/2043
2,492,961
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
120,000 4.250
05/01/2026
120,227
5,470,000 5.000
05/01/2036
5,498,464
3,945,000 5.125
05/01/2046
3,812,748
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
500,000 2.000
05/01/2028
475,590
500,000 2.000
05/01/2029
465,785
1,685,000 2.625
05/01/2037
1,369,130
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
415,000 3.000
05/01/2041
321,875
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
485,000 5.300
05/01/2044
475,991
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
440,000 3.200
(c)
05/01/2030
423,406
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
200,000 3.875
05/01/2029
200,618
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
$ 460,000 4.125%
(c)
11/01/2028
$ 462,385
250,000 4.750
(c)
11/01/2048
227,635
Landings Community Development District City of Palm Coast
Florida Special Assessment Bonds North Tract Series 2024
(NR/NR)
275,000 5.000
05/01/2031
277,570
1,025,000 5.500
05/01/2044
1,000,455
860,000 5.800
05/01/2055
831,563
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
500,000 3.000
05/01/2026
494,855
520,000 3.000
05/01/2027
512,010
535,000 3.000
05/01/2028
522,278
550,000 3.000
05/01/2029
532,172
1,605,000 3.000
05/01/2035
1,397,771
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
455,000 3.375
05/01/2030
437,626
925,000 4.000
05/01/2038
838,988
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
160,000 4.375
05/01/2027
160,618
435,000 4.750
05/01/2032
442,576
370,000 5.000
05/01/2042
362,399
Lee County Florida Airport RB Series 2024 (AMT) (A2/NR)
1,475,000 5.000
10/01/2037
1,543,350
Lee County IDA Hospital Revenue Refunding Bonds Lee Health
Sys Inc Series 2019 A-2 (A2/A+)
4,590,000 5.000
(a)(b)
04/01/2033
4,606,812
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
2,375,000 5.250
11/15/2044
2,412,034
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
1,850,000 4.750
11/15/2029
1,859,764
Lee County Moody River Estates Community Development
District Special Assessment Refunding Senior Series 2017 A-1
(NR/A-)
340,000 3.500
05/01/2026
338,914
Leomas Landing Community Development District City of
Lake Wales Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
370,000 4.500
11/01/2032
370,489
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
1,000,000 5.375
05/01/2044
947,394
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,150,000 5.000
05/01/2038
1,154,462
Longleaf Community Development District (NR/NR)
336,000 5.375
05/01/2030
336,214

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
$ 700,000 5.200%
05/01/2044
$ 656,895
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
350,000 4.500
(c)
05/01/2031
353,945
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
340,000 4.550
(c)
05/01/2032
341,080
750,000 5.625
(c)
05/01/2045
719,228
LT Ranch Community Development District Capital Improvement
RB Series 2022-1 (NR/NR)
100,000 5.300
05/01/2032
104,309
285,000 5.750
05/01/2042
292,351
460,000 5.900
05/01/2053
463,928
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
975,000 3.400
05/01/2030
940,477
1,420,000 4.000
05/01/2040
1,283,959
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
440,000 4.875
05/01/2031
444,455
315,000 5.700
05/01/2044
307,571
1,150,000 5.750
05/01/2044
1,129,359
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
360,000 3.250
05/01/2031
339,843
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
95,000 2.500
05/01/2026
93,675
700,000 3.125
05/01/2031
657,720
775,000 3.450
05/01/2041
619,793
LTC Ranch West Residential Community Development District
Special Assessment Refunding RB for Assessment Area Four
Project – Pod 2 Series 2024-Aa4 (NR/NR)
1,000,000 5.375
05/01/2044
945,212
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
235,000 4.000
05/01/2029
235,595
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
750,000 3.625
06/15/2030
728,585
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
650,000 4.650
05/01/2032
654,193
Malabar Springs Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
440,000 4.500
05/01/2031
440,605
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
760,000 6.625
(c)
05/01/2053
846,294
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
$ 350,000 4.000%
05/01/2032
$ 346,836
1,050,000 4.250
05/01/2042
928,819
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
220,000 5.100
05/01/2031
222,892
450,000 5.700
05/01/2044
442,901
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
850,000 4.750
(c)
11/01/2029
865,924
Meadow Pines Community Development District Special
Assessment Refunding Bonds Senior Lien Series 2014 1
(NR/A+)
745,000 4.450
05/01/2030
745,506
Meadow Pointe III Community Development District Pasco
County, Florida Capital Improvement Revenue Refunding
Bonds Series 2015A-1 (NR/A+)
520,000 4.400
05/01/2031
520,016
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
500,000 3.000
05/01/2031
466,607
1,780,000 3.250
05/01/2041
1,380,969
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
750,000 5.400
05/01/2043
755,269
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
34,650,000 5.000
10/01/2038
34,649,480
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
20,340,000 5.000
10/01/2040
20,352,291
Miami RB Refunding Parking System Series 2019
(BAM) (A1/AA)
1,000,000 4.000
10/01/2038
977,724
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
765,000 4.750
11/01/2027
777,101
850,000 5.125
11/01/2039
856,770
2,350,000 5.250
11/01/2049
2,339,052
Miami-Dade County Aviation Revenue Refunding Bonds Series
2019A (NR/A+)
2,225,000 5.000
10/01/2049
2,185,856
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
3,130,000 5.000
10/01/2027
3,242,599
2,295,000 5.000
10/01/2028
2,409,762
Miami-Dade County Capital Asset Acquisition Special Obligation
Bonds Series 2023A (Aa2/AA)
3,770,000 5.000
04/01/2045
3,849,050
1,865,000 5.000
04/01/2048
1,890,732
Miami-Dade County Educational Facilities Authority Revenue
Refunding Bonds for University of Miami Issue Series 2024B
(A2/A-)
9,110,000 5.000
04/01/2030
9,895,847
9,565,000 5.000
04/01/2031
10,513,254
10,045,000 5.000
04/01/2032
11,125,477

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County Expressway Authority Toll System  RB, Series
2010 A (A3/A)
$ 1,400,000 5.000%
07/01/2040
$ 1,399,984
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
960,000 5.000
(c)
07/01/2037
932,654
1,440,000 5.250
(c)
07/01/2042
1,372,654
Miami-Dade County Seaport Revenue Refunding Bonds Series
2021A (AGM) (A3/AA)
10,000,000 4.000
10/01/2041
9,460,057
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
2,715,000 5.250
10/01/2052
2,679,253
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,425,000 4.000
10/01/2051
1,246,245
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A
(AMT) (A3/NR)
2,030,000 5.000
10/01/2042
2,024,187
Miami-Dade County, Florida Water & Sewer System  RB, Series
2024-A (Aa3/AA)
17,400,000 5.250
10/01/2054
17,890,873
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
5,120,000 5.000
05/01/2037
5,120,103
Mirada Community Development District Pasco County Florida
Capital Improvement RB Series 2024 Assessment Area Five
(NR/NR)
735,000 5.000
05/01/2034
739,801
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
490,000 4.750
05/01/2031
492,860
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
105,000 2.500
05/01/2026
103,561
740,000 3.125
05/01/2031
684,814
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
205,000 4.625
05/01/2027
206,622
205,000 5.125
05/01/2032
212,144
Miromar Lakes Community Development District Lee County
Florida Capital Improvement Revenue Refunding Bonds Series
2025 (NR/NR)
490,000 5.000
05/01/2026
495,029
520,000 5.000
05/01/2027
532,191
545,000 5.000
05/01/2028
564,177
1,500,000 5.000
05/01/2035
1,579,501
Mitchell Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
670,000 3.375
12/15/2030
647,106
1,500,000 4.000
12/15/2039
1,335,180
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
500,000 3.500
05/01/2031
478,134
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000 3.500
(c)
05/01/2026
124,144
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A) – (continued)
$ 130,000 3.500%
(c)
05/01/2027
$ 128,959
135,000 3.500
(c)
05/01/2028
133,688
140,000 3.500
(c)
05/01/2029
137,920
700,000 3.500
(c)
05/01/2038
604,921
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000 3.500
(c)
05/01/2031
28,838
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
555,000 4.875
05/01/2031
560,446
595,000 5.750
05/01/2044
582,998
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
255,000 4.625
05/01/2031
257,096
385,000 5.450
05/01/2044
374,876
North AR-1 Pasco Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
70,000 2.625
05/01/2026
69,123
280,000 3.125
05/01/2031
263,088
North Loop Community Development District
215,000 5.625
05/01/2030
222,221
525,000 6.375
05/01/2043
548,237
North Miami FLA Community Redevelopment Agency
Redevelopment RB 2024 (NR/A)
595,000 5.000
03/01/2027
612,366
200,000 5.000
03/01/2028
209,097
600,000 5.000
03/01/2029
635,870
425,000 5.000
03/01/2032
460,546
455,000 5.000
03/01/2033
494,125
565,000 5.000
03/01/2034
614,198
1,000,000 5.000
03/01/2038
1,039,935
585,000 5.000
03/01/2040
598,314
1,000,000 5.000
03/01/2041
1,009,694
585,000 5.000
03/01/2042
585,478
1,100,000 5.000
03/01/2043
1,087,571
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
185,000 2.450
11/01/2026
181,235
670,000 3.000
11/01/2031
623,239
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
210,000 5.250
(c)
05/01/2032
215,936
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
495,000 3.125
05/01/2030
474,508
430,000 3.625
05/01/2040
366,674
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (BAM) (NR/AA)
655,000 5.000
10/01/2030
707,032
575,000 5.000
10/01/2031
617,696
1,025,000 5.000
10/01/2033
1,084,809
1,205,000 5.000
10/01/2034
1,268,215
1,000,000 5.000
10/01/2036
1,042,715
1,975,000 5.000
10/01/2037
2,051,303
2,075,000 5.000
10/01/2038
2,139,006

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Northridge Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
$ 1,175,000 4.550%
(c)
05/01/2030
$ 1,187,811
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
235,000 4.875
05/01/2030
239,927
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
300,000 3.000
06/15/2030
288,722
315,000 4.000
06/15/2040
280,505
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
295,000 4.250
06/15/2030
299,354
585,000 5.250
06/15/2043
588,796
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
625,000 4.100
05/01/2029
627,000
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
7,750,000 4.500
10/01/2056
7,004,115
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000 1.250
(a)(b)
10/01/2046
3,877,170
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
350,000 3.500
05/01/2030
334,104
Osceola County Expressway System Senior Lien Convertible
Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000 6.150
(d)
10/01/2031
5,851,064
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2016 (NR/NR)
3,270,000 5.875
11/01/2037
3,347,223
3,490,000 6.000
11/01/2047
3,537,557
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
525,000 4.875
(c)
11/01/2028
534,170
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
400,000 5.000
10/01/2026
406,911
Osceola Village Center Community Development District Special
Assessment Bond Series 2021 (NR/NR)
40,000 2.375
(c)
05/01/2026
39,421
180,000 2.875
(c)
05/01/2031
166,653
365,000 3.300
(c)
05/01/2041
286,101
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
505,000 5.200
05/01/2044
485,132
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
580,000 4.250
(c)
05/01/2031
578,600
1,025,000 5.125
(c)
05/01/2044
962,077
Palermo Community Development District Lee County Florida
Special Assessment Bonds Series 2025 Assessment Area Two
(NR/NR)
250,000 4.375
06/15/2032
252,046
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
445,000 4.125
06/15/2030
448,983
950,000 5.000
06/15/2043
928,065
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
$ 4,000,000 5.000%
10/01/2034
$ 4,199,590
1,810,000 5.000
10/01/2043
1,748,026
3,280,000 5.250
10/01/2053
3,132,900
Palm Beach County Health Facilities Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 B (NR/NR)
250,000 4.000
11/15/2041
225,552
1,030,000 5.000
11/15/2042
1,030,753
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000 4.000
05/15/2053
1,791,327
4,000,000 5.000
05/15/2053
3,678,025
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
615,000 4.000
05/15/2030
613,094
8,190,000 4.000
05/15/2036
7,737,177
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000 7.500
05/15/2053
1,040,006
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
725,000 4.700
05/01/2033
737,332
400,000 5.400
05/01/2043
396,442
Palm Coast Park Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 2.800
05/01/2031
252,619
730,000 3.125
05/01/2041
556,704
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
245,000 3.750
05/01/2030
240,143
965,000 4.150
05/01/2040
867,854
Palm Gate Community Development District City of Florida City
Florida Special Assessment Bonds Series 2025 (NR/NR)
965,000 4.375
06/15/2032
965,280
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
215,000 3.500
11/01/2025
214,614
225,000 3.500
11/01/2026
224,464
230,000 3.500
11/01/2027
229,475
240,000 3.500
11/01/2028
238,578
Palm Glades Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
765,000 4.000
(c)
05/01/2050
610,018
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
350,000 3.750
05/01/2031
345,752
1,045,000 4.000
05/01/2036
1,021,128
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
105,000 4.000
05/01/2027
105,237
3,575,000 5.000
05/01/2039
3,581,157
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
655,000 2.875
11/01/2031
593,887
1,150,000 3.150
11/01/2041
870,153

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parker Pointe Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2024
(NR/NR)
$ 700,000 5.500%
05/01/2044
$ 678,529
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
390,000 4.750
05/01/2030
397,471
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
625,000 3.125
05/01/2030
594,112
800,000 3.750
05/01/2040
676,851
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000 4.250
05/01/2031
345,171
1,030,000 4.500
05/01/2038
973,730
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/A-)
265,000 4.000
05/01/2026
265,898
275,000 4.000
05/01/2027
277,751
285,000 4.125
05/01/2028
289,800
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
300,000 4.625
05/01/2030
303,166
515,000 5.375
05/01/2043
504,947
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
225,000 4.000
05/01/2030
224,926
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
395,000 5.000
05/01/2031
398,429
735,000 5.500
05/01/2044
711,636
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
1,170,000 4.250
05/01/2031
1,170,120
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
250,000 5.625
05/01/2044
249,018
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
325,000 4.875
05/01/2031
329,739
700,000 5.800
05/01/2044
702,891
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
65,000 2.500
05/01/2026
64,193
335,000 3.125
05/01/2031
317,088
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
665,000 4.350
05/01/2031
665,493
Pasco Community Development District Capital Improvement RB
Series 2021A (NR/NR)
210,000 3.250
05/01/2031
198,657
700,000 3.550
05/01/2041
569,839
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
$ 480,000 5.250%
09/01/2035
$ 526,885
500,000 5.250
09/01/2036
543,775
250,000 5.500
09/01/2037
273,486
210,000 5.500
09/01/2038
227,643
3,665,000 5.750
09/01/2054
3,861,997
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
475,000 4.000
05/01/2026
475,912
515,000 4.000
05/01/2028
521,952
1,315,000 4.500
05/01/2031
1,327,167
Peace Creek Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
910,000 5.450
05/01/2045
871,623
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
390,000 4.250
06/15/2030
393,091
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
345,000 4.500
(c)
05/01/2032
345,972
500,000 5.600
(c)
05/01/2045
480,287
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
695,000 5.000
05/01/2031
695,514
Pentathlon Community Development District Special Assessment
Revenue Refunding Series 2012 (NR/A-)
1,330,000 4.500
11/01/2033
1,330,429
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
225,000 3.000
(c)
12/15/2031
216,378
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
540,000 2.000
05/01/2028
507,709
555,000 2.000
05/01/2029
510,042
565,000 2.125
05/01/2030
506,083
1,000,000 2.625
05/01/2034
845,246
990,000 2.800
05/01/2037
786,855
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,600,000 5.000
07/01/2029
1,619,647
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
170,000 3.250
05/01/2031
160,818
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
3,320,000 3.200
05/01/2031
3,140,408
1,870,000 3.500
05/01/2037
1,640,903
Preserve at Legends Pointe Community Development District
Pasco County, Florida Capital Improvement  RB, Series 2025
(NR/NR)
520,000 5.625
(c)
05/01/2045
513,521
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
215,000 4.600
05/01/2031
217,300

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
$ 235,000 4.750%
11/01/2029
$ 240,724
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
555,000 3.500
11/01/2030
549,454
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
55,000 2.500
05/01/2026
54,428
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
280,000 3.250
05/01/2027
276,443
1,820,000 4.000
05/01/2042
1,552,408
Prosperity Lakes Community Development District
690,000 5.875
12/15/2043
714,892
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
60,000 2.200
12/15/2026
58,671
485,000 2.700
12/15/2031
449,382
730,000 3.125
12/15/2041
562,641
Ranches At Lake Mcleod Community Development District
Polk County Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
300,000 4.250
06/15/2030
301,950
370,000 4.550
06/15/2035
369,106
600,000 5.450
06/15/2045
582,413
Ranches at Lake Mcleod Community Development District Polk
County, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
625,000 5.250
06/15/2043
620,737
Randal Park Community Development District Randal Walk
Special Assessment RB Series 2018 (NR/NR)
150,000 4.500
(c)
05/01/2029
152,083
Randal Park Community Development District Special Assessment
RB Series 2015 (NR/NR)
90,000 4.250
11/01/2025
90,007
Reflection Bay Community Development District Palm Beach
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
230,000 4.500
05/01/2030
231,894
425,000 5.000
05/01/2035
432,181
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
325,000 4.250
05/01/2031
326,279
Reserve at Van Oaks Community Development District City of
Auburndale, Florida Special Assessment Bonds, Series 2023
Project (NR/NR)
670,000 5.125
05/01/2043
665,074
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
360,000 4.000
05/01/2030
359,725
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000 3.000
05/01/2036
1,007,849
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
340,000 4.000
05/01/2030
342,814
615,000 4.500
05/01/2040
587,567
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR) – (continued)
$ 610,000 4.750%
05/01/2050
$ 550,226
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 3.000
05/01/2032
180,014
400,000 3.300
05/01/2042
318,747
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
250,000 4.750
05/01/2030
254,319
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
195,000 4.750
05/01/2027
197,439
695,000 5.000
05/01/2032
723,227
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
105,000 4.375
05/01/2030
105,979
270,000 5.250
05/01/2043
267,879
River Bend Community Development District Special Assessment
RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000 4.000
05/01/2031
2,393,503
890,000 4.000
05/01/2035
878,690
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
150,000 2.375
05/01/2026
147,763
600,000 3.000
05/01/2031
561,404
River Hall Community Development District
675,000 4.550
(c)
05/01/2031
678,290
River Hall Community Development District
700,000 6.250
05/01/2043
724,985
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
690,000 3.250
05/01/2031
654,098
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-2 (NR/NR)
80,000 3.000
05/01/2026
79,231
890,000 3.000
05/01/2031
832,311
885,000 3.000
05/01/2036
749,593
River Landing Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
635,000 5.200
05/01/2045
606,942
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
470,000 3.600
05/01/2030
455,429
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
200,000 3.000
05/01/2031
186,643
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
300,000 3.000
(c)
05/01/2031
279,964
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.500
05/01/2044
986,264
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2025 (NR/NR)
300,000 4.375
(c)
05/01/2035
296,055
500,000 5.200
(c)
05/01/2045
477,329

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rivington Community Development District Special Assessment
RB Series 2022 (NR/NR)
$ 4,065,000 4.000%
05/01/2052
$ 3,166,042
Rolling Hills Community Development District Capital
Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
700,000 3.650
05/01/2032
652,664
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
965,000 3.750
05/01/2042
785,341
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
140,000 5.625
(c)
05/01/2029
142,928
830,000 6.250
(c)
05/01/2042
854,019
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
410,000 4.250
05/01/2031
408,592
1,000,000 5.000
05/01/2044
929,720
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
415,000 2.850
05/01/2027
404,320
1,100,000 3.200
05/01/2032
1,024,476
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
410,000 3.400
11/01/2041
325,444
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
820,000 5.000
05/01/2043
796,569
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
275,000 4.200
05/01/2031
274,335
750,000 5.000
05/01/2044
703,092
Rye Ranch Community Development District
205,000 5.700
05/01/2030
211,949
1,000,000 6.500
05/01/2043
1,053,540
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000 5.750
(c)
11/01/2043
661,713
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
1,625,000 5.000
05/01/2044
1,576,962
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 3.000
06/15/2030
308,391
290,000 4.000
06/15/2040
263,934
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
165,000 2.625
12/15/2027
160,218
355,000 3.100
12/15/2032
333,627
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
450,000 4.750
05/01/2031
455,347
Saltmeadows Community Development District
345,000 4.300
(c)
05/01/2030
346,438
360,000 4.800
(c)
05/01/2035
361,594
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 585,000 5.250%
05/01/2042
$ 577,637
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
660,000 2.375
05/01/2035
540,605
1,425,000 2.625
05/01/2040
1,038,397
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
870,000 3.750
(c)
06/15/2031
846,925
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
450,000 3.000
11/01/2031
432,379
1,100,000 3.300
11/01/2041
916,527
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
500,000 5.750
11/01/2042
513,372
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
2,520,000 4.000
07/01/2048
2,193,047
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
625,000 5.250
06/15/2044
601,168
Savanna Lakes Community Development District Lee County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
815,000 5.125
(c)
06/15/2043
806,106
Sawgrass Village Community Development District
350,000 5.250
11/01/2030
358,345
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
265,000 4.700
(c)
05/01/2031
267,480
700,000 5.550
(c)
05/01/2044
680,951
Sawgrass Village Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2023 Series
2023 Project (NR/NR)
445,000 4.875
05/01/2030
451,276
1,260,000 5.500
05/01/2043
1,253,093
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
1,100,000 6.125
11/01/2043
1,128,436
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.250
05/01/2030
453,657
560,000 3.750
05/01/2040
491,731
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
385,000 5.125
05/01/2030
391,998
Scenic Terrace South Community Development District
400,000 6.500
11/01/2043
415,605
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
170,000 3.750
05/01/2027
169,150
540,000 4.125
05/01/2032
533,720
1,190,000 4.500
05/01/2042
1,074,453

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seagrove Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
$ 855,000 4.250%
06/15/2031
$ 857,830
785,000 4.875
06/15/2044
730,448
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
725,000 5.250
(c)
06/15/2043
725,954
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
600,000 5.000
06/15/2043
593,042
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
300,000 4.400
10/01/2027
301,417
550,000 5.000
10/01/2032
562,139
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,250,000 5.200
(c)
05/01/2044
1,155,423
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
935,000 5.500
05/01/2043
937,396
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
3,020,000 4.700
05/01/2034
3,009,662
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
735,000 4.500
(c)
11/01/2029
742,663
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
335,000 4.625
05/01/2030
340,003
725,000 5.500
05/01/2043
730,072
Shingle Creek at Bronson Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
1,000,000 3.500
06/15/2041
860,622
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,545,000 4.000
05/01/2029
1,549,947
5,000,000 4.750
05/01/2039
4,843,525
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 3.300
06/15/2032
149,677
450,000 4.000
06/15/2042
383,321
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
1,000,000 5.550
05/01/2044
981,778
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
900,000 3.000
06/15/2032
834,603
1,905,000 3.250
06/15/2042
1,555,571
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
695,000 5.375
05/01/2043
697,013
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
60,000 2.500
05/01/2026
59,149
325,000 3.100
05/01/2031
305,596
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
$ 80,000 2.500%
05/01/2026
$ 79,013
710,000 3.000
05/01/2031
663,978
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
70,000 3.125
11/01/2025
69,774
495,000 3.625
11/01/2031
492,663
300,000 4.125
11/01/2040
279,041
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
550,000 5.100
05/01/2044
509,144
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
1,100,000 5.500
05/01/2043
1,105,602
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.200
05/01/2031
513,716
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
1,400,000 6.000
(c)(h)
05/01/2045
1,398,213
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
950,000 5.625
(c)
05/01/2044
900,972
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
700,000 5.250
05/01/2043
700,033
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
65,000 2.375
06/15/2026
64,091
175,000 2.875
06/15/2031
166,186
475,000 3.250
06/15/2041
378,218
South Fork East Community Development District Capital
Improvement RB Refunding Series 2017 (NR/BBB)
465,000 3.625
05/01/2026
462,180
975,000 4.125
05/01/2036
927,381
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
730,000 4.500
(c)
11/01/2029
738,927
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
480,000 4.625
05/01/2029
488,239
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
370,000 3.000
11/01/2025
367,926
Southern Groves Community Development District No. 5 Special
Assessment Bond Series 2021 (NR/NR)
100,000 2.400
05/01/2026
98,742
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
300,000 3.250
05/01/2029
290,647
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
600,000 4.000
05/01/2030
606,140

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR) – (continued)
$ 330,000 4.300%
05/01/2040
$ 314,070
300,000 4.500
05/01/2046
272,593
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
580,000 5.375
05/01/2044
557,166
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
410,000 4.375
05/01/2031
412,461
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
900,000 4.000
12/15/2036
802,505
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
7,065,000 5.000
06/01/2047
7,336,621
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa2/AAA)
12,645,000 5.000
06/01/2052
13,005,505
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
45,000 2.450
05/01/2026
44,343
Stillwater Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
75,000 2.375
(c)
06/15/2026
73,780
Stillwater Community Development District St. Johns County
Florida Special Assessment Bonds Series 2021 (NR/NR)
100,000 3.000
(c)
06/15/2031
93,089
Stonebrier Community Development District Special Assessment
Refunding Series 2016 (NR/A-)
290,000 3.000
05/01/2026
288,862
Stonegate Preserve Community Development District Manatee
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
745,000 5.700
06/15/2045
747,361
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
460,000 3.000
(c)
11/01/2032
419,205
585,000 3.300
(c)
11/01/2041
458,559
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
755,000 6.375
11/01/2052
788,566
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
425,000 4.000
06/15/2030
429,720
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
825,000 5.375
06/15/2043
846,216
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
145,000 2.500
(c)
12/15/2025
144,009
500,000 3.000
(c)
12/15/2030
485,504
1,000,000 3.500
(c)
12/15/2040
879,366
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
500,000 3.625
12/15/2030
484,451
870,000 4.000
12/15/2039
773,584
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
$ 55,000 3.125%
12/15/2025
$ 54,733
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
150,000 4.300
06/15/2027
150,866
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
265,000 4.450
06/15/2031
268,064
545,000 5.250
06/15/2044
532,314
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
250,000 3.000
06/15/2032
228,712
1,000,000 3.250
06/15/2042
766,036
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
65,000 2.375
(c)
06/15/2026
64,151
225,000 2.875
(c)
06/15/2031
215,756
275,000 3.300
(c)
06/15/2041
234,720
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
55,000 4.250
06/15/2027
55,308
260,000 4.500
06/15/2032
265,321
585,000 5.000
06/15/2042
574,556
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
545,000 5.250
(c)
05/01/2044
525,486
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 3.150
05/01/2031
259,148
650,000 3.450
05/01/2041
522,230
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
455,000 3.300
05/01/2031
431,135
750,000 3.750
05/01/2040
635,931
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
35,000 2.400
05/01/2026
34,540
160,000 3.000
05/01/2031
153,141
Summerstone Community Development District Special
Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000 2.750
(c)
05/01/2031
358,424
700,000 3.150
(c)
05/01/2041
579,800
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
165,000 3.250
05/01/2030
162,335
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
230,000 4.200
05/01/2027
230,516
460,000 4.600
05/01/2032
464,577
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-1 (AGM) (NR/AA)
390,000 2.500
05/01/2029
370,976
710,000 2.875
05/01/2033
639,182
1,425,000 3.000
05/01/2038
1,161,598

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
$ 550,000 3.500%
05/01/2029
$ 542,278
Talis Park Community Development District Capital Improvement
RB Refunding Senior Series 2016 A-1 (NR/A+)
200,000 3.000
05/01/2026
198,015
1,120,000 3.500
05/01/2031
1,085,452
1,355,000 4.000
05/01/2036
1,297,908
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
80,000 2.375
05/01/2026
78,816
285,000 3.000
05/01/2031
265,686
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
7,090,000 4.000
10/01/2028
7,106,433
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,115,000 4.800
05/01/2036
1,115,380
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,655,000 3.400
06/15/2032
1,565,672
Terreno Community Development District Collier County, Florida
Special Assessment Bonds Series 2025 (NR/NR)
375,000 4.550
05/01/2032
378,655
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,415,000 5.000
05/01/2043
1,372,973
The School Board of Sumter County Florida Certificates of
Participation Series 2024 (AGM) (NR/AA)
3,100,000 5.250
01/01/2049
3,222,099
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
270,000 2.350
12/15/2026
263,956
750,000 3.000
12/15/2031
694,654
2,000,000 3.300
12/15/2041
1,579,820
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
205,000 3.000
05/01/2027
202,506
210,000 3.125
05/01/2028
207,326
915,000 3.375
05/01/2032
877,397
Tohoqua Community Development District Special Assessment
Phase 4A/5A Project Series 2021 (NR/NR)
735,000 3.600
05/01/2041
619,785
Tolomato Community Development District City of Jacksonville
Duval County and St. Johns County Florida Special
Assessment Refunding Bonds Series 2022A (AGM) (NR/AA)
6,735,000 4.000
05/01/2040
6,304,617
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
330,000 5.200
(c)
05/01/2028
337,784
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
200,000 4.625
05/01/2028
202,973
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-1 (AGM) (NR/AA)
$ 4,685,000 3.000%
05/01/2033
$ 4,465,231
5,280,000 3.000
05/01/2037
4,669,126
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
600,000 3.850
05/01/2029
601,924
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000 3.000
05/01/2033
1,925,659
4,920,000 3.000
05/01/2040
4,065,769
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
2,415,000 3.750
(c)
05/01/2029
2,413,473
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
1,600,000 5.000
11/01/2029
1,635,432
95,000 5.375
11/01/2039
96,882
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
310,000 4.250
(c)
06/15/2028
311,924
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
65,000 3.125
12/15/2025
64,630
735,000 3.625
12/15/2031
702,800
450,000 4.000
12/15/2040
388,836
Town of Davie RB Refunding for Nova Southeastern University,
Inc. Series 2018 (A3/A-)
750,000 5.000
04/01/2030
784,721
650,000 5.000
04/01/2031
678,033
10,430,000 5.000
04/01/2048
10,358,725
Town of Davie, Florida Educational
Facilities Revenue and Refunding Bonds
(Nova Southeastern University Project), Series 2018 (A3/A-)
550,000 5.000
04/01/2032
570,887
Town of Palm Beach GO Bonds for Underground Utility Project
Series 2018 (Aaa/AAA)
2,000,000 4.000
07/01/2043
1,914,843
7,000,000 4.000
07/01/2047
6,308,908
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
305,000 4.000
05/01/2030
304,767
595,000 4.375
05/01/2039
560,035
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
415,000 3.125
(c)
05/01/2030
400,826
475,000 3.625
(c)
05/01/2040
411,347
Towns at Woodsdale Community Development District Pasco
County Capital Improvement RB, Series 2023 (NR/NR)
645,000 6.125
(c)
11/01/2043
663,395
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
100,000 2.300
05/01/2026
98,580
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
485,000 5.250
(c)
11/01/2039
494,506
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
235,000 3.250
(c)
05/01/2030
228,458

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
$ 1,190,000 3.125%
(c)
11/01/2041
$ 909,122
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
65,000 2.500
11/01/2026
63,644
200,000 3.000
11/01/2031
185,095
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
400,000 4.125
05/01/2029
401,954
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000 4.625
(c)
11/01/2038
3,801,932
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
495,000 4.500
11/01/2029
501,516
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
2,000,000 4.750
11/01/2047
1,816,243
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
700,000 3.375
11/01/2030
669,163
TSR Community Development District Special Assessment RB for
Village 1 Project Series 2015 (NR/NR)
110,000 4.375
11/01/2025
109,992
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
100,000 3.000
05/01/2027
98,292
460,000 3.375
05/01/2032
432,867
1,430,000 4.000
05/01/2042
1,231,206
Turnbull Creek Community Development District Senior Special
Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000 4.250
05/01/2031
995,001
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
440,000 4.800
05/01/2031
443,680
1,065,000 5.625
05/01/2044
1,041,524
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
230,000 4.500
05/01/2030
232,026
500,000 5.375
05/01/2043
492,464
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
195,000 5.125
05/01/2030
198,602
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
385,000 3.000
05/01/2026
381,515
400,000 3.125
05/01/2027
396,644
410,000 3.250
05/01/2028
405,893
1,695,000 3.500
05/01/2032
1,647,914
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000 5.000
05/01/2044
994,603
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
$ 1,000,000 3.375%
12/15/2030
$ 959,205
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,370,000 5.000
(c)
12/15/2032
1,421,570
2,000,000 5.000
(c)
12/15/2037
2,021,097
4,470,000 5.000
(c)
12/15/2047
4,255,725
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
2,800,000 5.750
05/01/2043
2,821,142
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,440,000 5.125
05/01/2042
1,403,643
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.125
11/01/2030
566,792
2,000,000 6.000
11/01/2043
2,041,962
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
425,000 4.800
05/01/2031
429,650
700,000 5.625
05/01/2044
693,254
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
600,000 5.375
05/01/2033
625,290
Union Park East Community Development District Special
Assessment Bonds for Assessment Area 3 Project Series 2021
(NR/NR)
205,000 3.350
(c)
05/01/2041
161,961
225,000 4.000
(c)
05/01/2051
178,605
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
300,000 2.500
05/01/2027
295,656
310,000 2.500
05/01/2028
301,357
315,000 2.625
05/01/2029
304,616
1,060,000 3.000
05/01/2034
985,477
2,130,000 3.125
05/01/2038
1,869,175
1,725,000 3.250
05/01/2040
1,489,690
Varrea South Community Development District City of Plant City,
Florida Capital Improvement  RB, Series 2025 (NR/NR)
350,000 4.375
(c)
05/01/2030
352,373
200,000 4.750
(c)
05/01/2035
201,024
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
1,000,000 5.125
05/01/2043
985,787
V-Dana Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
500,000 4.450
05/01/2032
502,870
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
660,000 4.300
05/01/2030
666,361
840,000 5.250
05/01/2043
829,593
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
525,000 3.500
(c)
05/01/2031
511,009
975,000 4.000
(c)
05/01/2040
873,035

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
$ 1,000,000 3.625%
05/01/2041
$ 838,199
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
815,000 4.625
(c)
05/01/2029
828,010
1,000,000 5.000
(c)
05/01/2038
1,002,980
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
250,000 4.500
11/01/2029
253,230
Veranda Community Development District II Special Assessment
Area 1 Preserve West Project Series 2018 A (NR/NR)
365,000 4.500
11/01/2029
369,737
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
20,000 2.500
(c)
05/01/2026
19,726
130,000 3.100
(c)
05/01/2031
121,790
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
40,000 2.500
(c)
05/01/2026
39,452
235,000 3.100
(c)
05/01/2031
220,159
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
325,000 4.500
05/01/2031
328,571
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
575,000 4.250
05/01/2031
580,017
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
800,000 5.250
06/15/2043
800,537
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
1,000,000 4.250
05/01/2037
923,092
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
330,000 3.750
05/01/2026
328,400
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
370,000 3.625
(c)
05/01/2026
368,713
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
100,000 4.750
11/01/2025
100,158
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
745,000 4.625
05/01/2031
751,599
750,000 5.500
05/01/2044
732,041
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
495,000 4.550
05/01/2031
496,779
Verano #4 Community Development District City of Port St. Lucie,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
750,000 4.800
05/01/2035
754,354
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
$ 1,000,000 6.450%
11/01/2042
$ 1,039,872
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
245,000 4.625
05/01/2030
248,907
450,000 5.375
05/01/2043
451,875
Verano No 3 Community Development District Special Assessment
for Phase 1 Assessment Area Series 2021 (NR/NR)
85,000 2.375
05/01/2026
83,653
300,000 3.000
05/01/2031
279,229
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000 3.250
05/01/2031
236,372
235,000 4.000
05/01/2040
207,265
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
250,000 3.250
05/01/2031
236,373
1,050,000 4.000
05/01/2040
926,076
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
250,000 3.250
05/01/2031
236,373
815,000 4.000
05/01/2040
718,811
Verona Walk Community Development District Special Assessment
Senior Lien RB Refunding for Capital Improvement Series
2013 A-1 (NR/A)
495,000 4.250
05/01/2030
495,213
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
380,000 2.000
05/01/2027
364,047
385,000 2.000
05/01/2028
360,261
395,000 2.000
05/01/2029
361,111
150,000 2.125
05/01/2030
133,586
Viera Stewardship District Special Assessment RB Series 2021
(NR/NR)
115,000 2.300
05/01/2026
113,228
930,000 2.800
05/01/2031
853,860
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,375,000 4.600
05/01/2033
1,397,244
900,000 5.300
05/01/2043
900,613
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
430,000 3.500
05/01/2030
416,636
805,000 3.750
05/01/2037
721,624
Village Community Development District No. 12 Special
Assessment RB Series 2018 (NR/NR)
555,000 3.800
05/01/2028
555,881
1,775,000 4.000
05/01/2033
1,752,987
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
970,000 3.000
05/01/2029
938,600
1,405,000 3.375
05/01/2034
1,313,508
3,725,000 3.550
05/01/2039
3,231,783
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
2,825,000 2.625
(c)
05/01/2030
2,649,031
3,255,000 3.000
(c)
05/01/2035
2,874,725

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 15 City of
Wildwood, Florida Special Assessment RB, Series 2023
(NR/NR)
$ 615,000 4.250%
(c)
05/01/2028
$ 621,248
1,250,000 4.375
(c)
05/01/2033
1,269,777
1,025,000 4.850
(c)
05/01/2038
1,033,782
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
295,000 4.000
05/01/2026
297,012
280,000 4.000
05/01/2027
284,641
295,000 4.000
05/01/2028
301,089
310,000 4.000
05/01/2029
315,863
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,625,000 3.500
05/01/2032
1,626,352
1,910,000 4.000
05/01/2037
1,893,292
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
885,000 2.550
05/01/2031
812,438
1,900,000 2.850
05/01/2036
1,596,955
2,400,000 3.000
05/01/2041
1,848,214
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
235,000 4.875
05/01/2032
239,753
610,000 5.125
05/01/2042
597,912
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
200,000 3.150
05/01/2032
185,908
500,000 3.450
05/01/2042
392,403
Villamar Community Development District Special Assessment
Bonds for Phase 3 Project Series 2022 (NR/NR)
80,000 3.125
11/01/2027
78,591
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
75,000 3.250
05/01/2027
74,060
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
180,000 4.000
05/01/2029
180,371
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
245,000 3.200
05/01/2030
239,865
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
285,000 4.625
05/01/2031
288,890
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
225,000 3.000
11/01/2025
223,432
230,000 3.200
11/01/2026
226,898
1,400,000 4.125
11/01/2046
1,179,216
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University Inc.
Project Series 2025 (Baa1/BBB+)
600,000 5.000
06/01/2034
637,709
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University, Inc.
Project, Series 2025 (Baa1/BBB+)
850,000 5.000
06/01/2031
905,049
1,000,000 5.000
06/01/2032
1,066,503
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University, Inc.
Project, Series 2025 (Baa1/BBB+) – (continued)
$ 1,270,000 5.000%
06/01/2033
$ 1,354,686
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
700,000 5.200
05/01/2044
660,740
Waters Edge Community Development District Capital
Improvement RB Refunding Senior Lien Series 2015 A-1
(NR/A)
2,145,000 4.000
05/01/2031
2,113,697
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
500,000 5.125
(c)
11/01/2038
502,683
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
2,335,000 5.500
11/01/2045
2,335,058
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
240,000 4.250
(c)
06/15/2031
239,388
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
340,000 4.250
06/15/2030
343,668
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
375,000 3.625
11/01/2029
369,983
1,000,000 4.000
11/01/2039
888,370
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.250
06/15/2043
902,345
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
125,000 2.750
(c)
05/01/2026
123,430
415,000 3.250
(c)
05/01/2031
391,558
515,000 3.625
(c)
05/01/2041
419,971
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
170,000 4.750
05/01/2032
171,988
300,000 5.125
05/01/2042
288,883
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
630,000 3.000
(c)
05/01/2031
579,028
1,725,000 4.000
(c)
05/01/2040
1,521,411
1,595,000 4.000
(c)
05/01/2051
1,260,557
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
100,000 2.400
05/01/2026
98,557
575,000 3.000
05/01/2031
536,033
West Port East Community Development District
345,000 5.800
(c)
05/01/2045
345,494
West Villages Improvement District Capital Improvement
RB for Unit Of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
990,000 5.375
05/01/2044
962,135
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
355,000 4.625
05/01/2029
359,783

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Special Assessment
RB for Neighborhood Infrastructure Series 2022
(NR/NR) – (continued)
$ 475,000 5.375%
05/01/2042
$ 478,622
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
420,000 4.625
05/01/2030
426,517
770,000 5.375
05/01/2043
775,170
West Villages Improvement District Unit of Development No. 3
Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,530,000 5.000
05/01/2032
2,573,149
1,930,000 4.500
05/01/2034
1,937,071
3,390,000 5.000
05/01/2037
3,416,681
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
610,000 4.250
05/01/2029
613,741
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
50,000 2.500
05/01/2026
49,303
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
465,000 6.000
05/01/2043
481,447
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
115,000 2.500
05/01/2026
113,405
Westside Community Development District Solara Phase 2
Assessment Area Special Assessment RB Series 2019
(NR/NR)
290,000 3.900
05/01/2029
289,816
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
715,000 3.750
(c)
05/01/2029
711,771
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
635,000 4.875
05/01/2031
643,881
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
70,000 2.500
05/01/2026
69,182
650,000 3.000
05/01/2031
612,689
1,400,000 3.250
05/01/2041
1,130,221
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
65,000 5.000
06/15/2029
66,319
1,000,000 5.750
06/15/2042
1,023,589
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
295,000 4.875
05/01/2028
297,738
730,000 5.375
05/01/2043
720,629
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
545,000 5.375
05/01/2043
538,004
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
575,000 5.375
05/01/2043
579,595
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
$ 115,000 4.250%
05/01/2031
$ 115,714
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,090,000 3.750
(c)
06/15/2030
1,066,810
3,350,000 4.250
(c)
06/15/2039
3,048,711
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
750,000 5.625
05/01/2044
725,972
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,300,000 5.625
05/01/2042
1,323,571
Willows Community Development District Special Assessment RB
Series 2019 (NR/NR)
405,000 4.370
05/01/2029
409,773
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
45,000 2.400
05/01/2026
44,300
300,000 2.950
05/01/2031
276,418
860,000 3.350
05/01/2041
669,301
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
200,000 4.250
11/01/2029
201,298
675,000 4.875
11/01/2039
659,156
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
465,000 4.600
05/01/2031
466,972
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
275,000 4.600
05/01/2031
279,690
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
900,000 4.000
05/01/2042
753,508
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
230,000 3.650
05/01/2030
223,856
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
1,535,000 4.875
05/01/2036
1,536,328
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
640,000 3.125
05/01/2030
607,564
Woodcreek Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
Two (NR/NR)
200,000 4.350
05/01/2032
199,375
Woodland Crossing Community Development District
410,000 4.875
(c)
05/01/2030
416,240
375,000 5.125
(c)
05/01/2035
381,182
Woodland Preserve Community Development District Manatee
County Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
250,000 4.300
(c)
05/01/2032
249,950

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Woodland Ranch Estates Community Development District Town
of Dundee Florida Special Assessment Bonds Series 2025
(NR/NR)
$ 330,000 4.650%
05/01/2032
$ 332,371
Wynnfield Lakes Community Development District Special
Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000 4.500
05/01/2036
1,448,075
Yarborough Lane Community Development District Polk County
Florida Special Assessment Bonds Series 2024 (NR/NR)
340,000 4.750
05/01/2031
340,902
875,000 5.350
05/01/2044
831,408
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
40,000 2.500
05/01/2026
39,461
340,000 3.000
05/01/2031
316,792
1,327,136,608
Georgia - 2.4%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bowen Project Series 2009
(A3/A/A-2) (PUTABLE)
3,920,000 3.950
(a)(b)
12/01/2032
3,988,367
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(A3/A) (PUTABLE)
1,665,000 3.875
(a)(b)
10/01/2032
1,670,923
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000 4.000
08/01/2053
920,247
City of Atlanta Airport General RB Series 2024A-1
(NON-AMT) (Green Bonds) (Aa3/NR)
1,000,000 5.000
07/01/2041
1,065,377
1,000,000 5.000
07/01/2042
1,056,724
City of Atlanta RB for Water & Wastewater Series 2018 B
(Aa2/AA-)
4,750,000 3.500
11/01/2043
3,989,577
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
2,380,000 5.750
04/01/2053
2,496,748
County of Fulton RB Refunding for Water & Sewerage Series 2013
A (Aa2/AA)
2,500,000 4.000
01/01/2035
2,499,920
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
840,000 4.000
06/01/2046
768,121
1,675,000 5.000
06/01/2049
1,726,457
1,635,000 5.000
06/01/2054
1,674,021
Development Authority of Bartow County Pollution Control RB
First Series 1997 (A3/A)
5,000,000 1.800
(a)
09/01/2029
4,457,466
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
4,355,000 3.375
(a)(b)
11/01/2053
4,344,436
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (A3/A/A-1) (PUTABLE)
3,055,000 3.375
(a)(b)
11/01/2048
3,049,585
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
$ 3,800,000 3.700%
(a)(b)
10/01/2032
$ 3,846,328
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
4,000,000 4.000
04/01/2050
3,443,026
Development Authority of The Unified Government of Athens-
Clarke County Refunding RB for University of Georgia
Project - Bolton Commons, LLC Series 2024 (Aa3/NR)
975,000 3.000
06/15/2040
809,938
1,475,000 4.000
06/15/2049
1,284,300
2,070,000 4.000
06/15/2056
1,743,484
Downtown Smyrna Development Authority, Georgia RB
(City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000 5.000
02/01/2027
2,744,784
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
290,000 5.000 *
03/01/2027
165,300
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
2,215,000 2.375
01/01/2031
2,047,850
1,850,000 4.000
01/01/2036
1,841,605
Georgia Housing and Finance Authority Single Family Mortgage
Bonds 2025 Series A (NON-AMT) (NR/AAA)
7,030,000 4.500
12/01/2045
6,828,664
Glynn-Brunswick Memorial Hospital Authority RB Refunding
for Southeast Georgia Health System Obligated Group Series
2020 (Baa1/BBB)
775,000 4.000
08/01/2035
730,069
500,000 4.000
08/01/2036
464,476
750,000 4.000
08/01/2037
686,327
745,000 4.000
08/01/2038
668,940
Housing Authority of Columbus Georgia Multifamily
Housing RB Columbus Gardens Project Series 2025
(HUD SECT 8 FHA 221(D4)) (Aa1/NR)
1,250,000 5.000
(a)(b)
04/01/2028
1,291,524
Housing Authority of The City of Decatur Georgia Multifamily
Housing RB Philips Tower Project Series 2025 (Aa1/NR)
2,265,000 3.250
(a)(b)
09/01/2028
2,273,044
Housing Authority of The City of Warner Robins Multifamily
Housing RB for Arbours at Wellston Project Series 2024
(Aa1/NR)
1,585,000 5.000
(a)(b)
02/01/2029
1,659,577
Macon Water Authority Georgia Water and Sewer RB Series 2024
(Aa2/AA)
3,050,000 5.000
10/01/2054
3,122,576
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
2,800,000 5.000
05/15/2030
2,912,164
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
15,875,000 4.000
(a)(b)
07/01/2052
16,024,239
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
10,295,000 4.000
(a)(b)
05/01/2052
10,349,128
Main Street Natural Gas Inc. Gas Supply RB Series 2022A
(A3/NR)
2,185,000 4.000
12/01/2026
2,203,422

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
$ 15,000,000 5.000%
(a)(b)
06/01/2053
$ 15,724,183
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,745,000 5.000
(a)(b)
07/01/2053
8,160,244
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa3/NR)
34,200,000 5.000
(a)(b)
06/01/2055
36,370,284
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
6,115,000 5.000
(a)(b)
12/01/2053
6,443,061
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
1,215,000 5.000
05/15/2028
1,262,661
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
24,500,000 5.000
(a)(b)
09/01/2053
25,909,713
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
6,310,000 4.000
(c)
11/01/2027
6,332,770
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B
(Aa1/NR)
3,000,000 5.000
(a)(b)
12/01/2054
3,170,386
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(Aa3/AA-)
2,850,000 5.000
(a)(b)
07/01/2054
2,876,223
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
1,850,000 1.000
(a)(b)
07/01/2049
1,774,375
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(A3/A) (PUTABLE)
1,940,000 3.875
(a)(b)
12/01/2041
1,946,251
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(A3/A) (PUTABLE)
3,520,000 3.875
(a)(b)
06/01/2042
3,531,343
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(A3/A) (PUTABLE)
1,940,000 3.875
(a)(b)
04/01/2043
1,946,251
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A3/A)
1,060,000 5.000
07/01/2052
1,051,622
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4
Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000 5.000
07/01/2053
2,294,284
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
4,805,000 5.000
01/01/2027
4,947,926
5,040,000 5.000
01/01/2028
5,293,505
5,295,000 5.000
01/01/2029
5,588,116
1,080,000 5.000
01/01/2034
1,125,743
Private Colleges & Universities Authority RB Refunding for Agnes
Scott College, Inc. Series 2021 (NR/A-)
400,000 4.000
06/01/2034
402,452
500,000 4.000
06/01/2035
501,225
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Private Colleges & Universities Authority RB Refunding for Agnes
Scott College, Inc. Series 2021 (NR/A-) – (continued)
$ 1,000,000 4.000%
06/01/2045
$ 881,521
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
2,615,000 4.000
(c)
01/01/2038
2,453,052
Savannah Economic Development Authority Recovery Zone
Facility Revenue Refunding Bonds International Paper
Company Project Series 2019A (NR/BBB) (PUTABLE)
925,000 3.450
(a)(b)
11/01/2033
910,153
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,745,000 5.000
07/01/2025
4,745,000
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
10,000,000 0.000
(c)(g)
12/15/2048
8,739,294
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
2,625,000 5.000
(c)
04/01/2034
2,630,163
The Housing Authority of Columbus Georgia Multifamily
Housing RB Hacg Rad Ii Project Series 2025
(HUD SECT 8) (NR/AA+) (PUTABLE)
2,100,000 3.300
(a)(b)
11/01/2028
2,106,580
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB Cosby Spear Highrise Series
2024A (HUD SECT 8) (Aa1/NR)
300,000 3.300
(a)(b)
01/01/2044
299,019
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB North Block Series 2025
(HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
2,000,000 3.400
(a)(b)
02/01/2029
2,015,746
262,281,880
Guam - 0.6%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,265,000 5.250
10/01/2029
1,325,540
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,285,000 5.250
10/01/2030
1,357,930
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
250,000 5.250
10/01/2037
261,063
250,000 5.250
10/01/2038
259,920
350,000 5.250
10/01/2039
362,001
200,000 5.250
10/01/2040
205,892
150,000 5.250
10/01/2041
153,273
200,000 5.250
10/01/2042
202,824
250,000 5.250
10/01/2043
252,312
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
765,000 3.099
10/01/2028
733,886
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
2,045,000 4.250
02/01/2030
2,028,282
Guam Government GO Bonds Series 2019 (Baa3/BB-)
1,765,000 5.000
11/15/2031
1,799,590

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
$ 2,255,000 5.000%
12/01/2026
$ 2,298,945
2,000,000 5.000
12/01/2027
2,041,424
Guam Government RB Refunding Series 2021 E (Baa3/NR)
4,175,000 3.250
11/15/2026
4,127,564
Guam Government RB Refunding Series 2021 F (Baa3/NR)
525,000 5.000
01/01/2028
541,860
950,000 5.000
01/01/2030
999,183
1,250,000 5.000
01/01/2031
1,324,315
7,065,000 4.000
01/01/2042
6,253,767
Guam Power Authority Refunding RB 2024 Series A (Baa2/BBB)
535,000 5.000
10/01/2039
561,804
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000 5.000
10/01/2029
1,947,574
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
350,000 5.000
10/01/2042
356,834
350,000 5.000
10/01/2043
355,883
375,000 5.000
10/01/2044
378,688
Guam Power Authority Revenue Refunding Bonds, Series 2024-A
(Baa2/BBB)
425,000 5.000
10/01/2041
438,889
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
6,995,000 5.000
01/01/2050
6,909,934
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
125,000 5.000
07/01/2025
125,000
225,000 5.000
07/01/2026
227,959
500,000 5.000
07/01/2027
513,532
525,000 5.000
07/01/2028
538,208
345,000 5.000
07/01/2029
353,133
1,000,000 5.000
07/01/2035
1,012,614
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
1,375,000 5.000
07/01/2035
1,460,465
1,200,000 5.000
07/01/2039
1,235,440
1,500,000 5.000
07/01/2042
1,515,853
1,000,000 5.000
07/01/2044
1,002,799
1,100,000 5.000
07/01/2045
1,097,308
1,125,000 5.000
01/01/2046
1,118,418
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
8,650,000 5.000
01/01/2046
8,577,577
Guam Waterworks Authority Water and Wastewater System
Revenue Refunding Bonds Series 2024A (Baa2/A-)
1,625,000 5.000
07/01/2038
1,681,620
Guam Waterworks Authority Water and Wastewater System
Revenue Refunding Bonds, Series 2024-A (Baa2/A-)
1,325,000 5.000
07/01/2037
1,383,076
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000 5.000
07/01/2037
202,024
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
400,000 5.000
07/01/2029
414,117
600,000 5.000
07/01/2031
617,118
250,000 5.000
07/01/2033
255,266
225,000 5.000
07/01/2034
229,096
225,000 5.000
07/01/2036
227,992
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Port Authority of Guam RB Series 2018 A (Baa2/A)
$ 2,500,000 5.000%
07/01/2048
$ 2,422,844
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Baa3/NR)
300,000 5.000
11/01/2027
309,044
450,000 5.000
11/01/2028
468,678
450,000 5.000
11/01/2029
473,178
1,000,000 5.000
11/01/2030
1,059,056
66,000,592
Hawaii - 0.6%
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aa1/NR) (PUTABLE)
220,000 5.000
(a)(b)
06/01/2027
223,448
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,900,000 5.000
(c)
07/01/2034
2,901,502
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
5,250,000 4.000
07/01/2047
4,846,121
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
6,575,000 4.000
03/01/2037
6,185,837
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
12,795,000 3.200
07/01/2039
10,740,472
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba2/NR)
1,040,000 3.500
10/01/2049
784,682
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
30,000 4.000
05/15/2026
29,928
35,000 5.000
05/15/2030
36,160
150,000 5.000
05/15/2031
154,537
180,000 5.000
05/15/2032
184,883
60,000 3.000
05/15/2033
52,463
100,000 3.000
05/15/2034
85,508
150,000 3.000
05/15/2035
124,952
670,000 3.250
05/15/2039
528,700
575,000 5.000
05/15/2044
541,228
1,000,000 5.000
05/15/2049
929,570
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
9,000,000 5.000
07/01/2051
8,911,839
State of Hawaii Airports System RB Series 2025B (Aa3/AA-)
3,725,000 5.000
07/01/2038
4,088,654
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba2/NR)
23,450,000 3.100
05/01/2026
23,102,523
64,453,007
Idaho - 0.1%
City of  Boise City Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (NON-AMT) (A1/NR)
1,000,000 5.000
09/01/2046
1,013,453

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Idaho – (continued)
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
$ 2,850,000 5.000%
09/01/2051
$ 2,868,103
Idaho Health Facilities Authority St. Luke's Health System Project
RB Series 2025A (NR/A)
5,500,000 5.250
03/01/2050
5,591,129
Idaho Health Facilities Authority St. Luke'S Health System Project
RB Series 2025A (NR/A)
1,000,000 5.250
03/01/2053
1,012,131
10,484,816
Illinois - 9.2%
Barrington Community Unit School District GO School Bonds
Series 2021 (NR/AAA)
2,255,000 5.000
12/01/2029
2,461,962
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
1,705,000 3.750
07/01/2041
1,662,080
Berwyn Municipal Securitization Corp. RB Refunding Series 2019
(AGM-CR) (NR/AA)
7,200,000 5.000
01/01/2035
7,525,477
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
3,900,000 5.000
04/01/2046
3,791,677
Board of Education of The City of Chicago
Unlimited Tax GO Refunding Bonds
(Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000 5.000
12/01/2030
5,192,434
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
10,625,000 5.000
12/01/2042
9,964,556
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
900,000 5.000
12/01/2039
886,570
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
3,275,000 5.000
12/01/2047
3,022,114
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
1,900,000 5.000
12/01/2034
1,896,920
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000 4.000
12/01/2041
4,323,517
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
650,000 4.000
10/01/2043
581,899
Champaign County Community Unit School District No. 4
Champaign GO Bonds Series 2020 A (NR/AA)
350,000 0.000
(f)
01/01/2026
343,455
165,000 0.000
(f)
01/01/2027
156,232
240,000 0.000
(f)
01/01/2028
219,000
330,000 5.000
01/01/2029
345,922
110,000 5.000
01/01/2031
114,760
260,000 5.000
01/01/2032
270,341
630,000 5.000
01/01/2033
652,962
155,000 5.000
01/01/2034
160,130
Chicago GO Bonds 2019A (NR/NR)
1,025,000 5.000
01/01/2027
1,059,269
100,000 5.000
01/01/2028
105,567
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago GO Bonds 2019A (NR/BBB)
$ 2,750,000 5.000%
01/01/2027
$ 2,806,714
590,000 5.000
01/01/2028
609,619
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
3,550,000 6.000
04/01/2046
3,600,132
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2017 (NR/NR)
835,000 5.000
04/01/2034
847,109
500,000 5.000
04/01/2035
506,304
335,000 5.000
04/01/2036
338,554
1,300,000 5.000
04/01/2037
1,311,514
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
2,105,000 0.000
(f)
12/01/2026
1,996,223
1,625,000 0.000
(f)
12/01/2027
1,483,551
3,005,000 0.000
(f)
12/01/2029
2,525,944
4,465,000 0.000
(f)
12/01/2030
3,595,393
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
465,000 0.000
(f)
12/01/2027
424,524
1,040,000 0.000
(f)
12/01/2028
911,836
90,000 0.000
(f)
12/01/2029
75,652
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB)
510,000 0.000
(f)
01/01/2031
412,280
Chicago Illinois Board of Education GO Bonds Series 2015 C
(NR/BB+)
2,500,000 6.000
12/01/2035
2,502,315
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
4,070,000 0.000
(f)
12/01/2031
3,126,960
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
2,530,000 5.500
12/01/2026
2,568,933
11,080,000 5.500
12/01/2029
11,707,191
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
205,000 0.000
(f)
12/01/2025
201,690
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
3,120,000 5.250
12/01/2039
3,080,313
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
10,380,000 6.038
12/01/2029
10,202,346
2,500,000 6.138
12/01/2039
2,318,148
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
4,960,000 7.000
12/01/2044
4,985,243
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000 6.500
12/01/2046
7,195,462

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
$ 3,500,000 5.000%
12/01/2025
$ 3,519,561
1,270,000 5.000
12/01/2026
1,298,456
2,375,000 5.000
12/01/2027
2,455,698
2,500,000 5.000
12/01/2028
2,615,522
2,750,000 5.000
12/01/2030
2,854,440
4,700,000 5.000
12/01/2031
4,866,252
1,350,000 5.000
12/01/2032
1,391,173
3,800,000 5.000
12/01/2033
3,902,718
1,500,000 5.000
12/01/2034
1,534,363
1,000,000 5.000
12/01/2035
1,018,835
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 C
(AGM) (NR/AA)
2,180,000 5.000
12/01/2028
2,280,735
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000 0.000
(f)
12/01/2026
1,894,014
300,000 0.000
(f)
12/01/2027
273,238
2,500,000 4.000
12/01/2027
2,502,765
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,000,000 5.000
12/01/2026
1,013,490
3,060,000 5.000
12/01/2028
3,163,898
1,000,000 5.000
12/01/2029
1,038,310
3,000,000 5.000
12/01/2030
3,075,363
1,000,000 5.000
12/01/2031
1,017,782
1,000,000 5.000
12/01/2032
1,013,751
1,000,000 5.000
12/01/2033
1,009,489
Chicago Illinois Capital Appreciation GO Bonds for City Colleges
Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000 0.000
(f)
01/01/2030
1,252,857
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB)
880,000 0.000
(f)
01/01/2032
679,472
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
4,280,000 5.000
01/01/2029
4,464,316
1,135,000 5.000
01/01/2031
1,171,140
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB)
5,600,000 5.000
01/01/2038
5,555,796
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB)
375,000 6.000
01/01/2038
381,514
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000 5.000
01/01/2047
4,266,803
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 C (NR/A+)
3,615,000 5.000
01/01/2037
3,629,607
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 D (NR/A+)
3,020,000 5.250
01/01/2035
3,082,279
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
550,000 5.250
01/01/2042
554,011
1,330,000 4.000
01/01/2052
1,123,079
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
855,000 5.000
01/01/2039
900,822
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Park District GO LT Park Bonds Series 2024A
(NR/AA-) – (continued)
$ 515,000 5.000%
01/01/2040
$ 536,433
500,000 5.000
01/01/2041
516,339
Chicago Park District GO LT Refunding Bonds Series 2024B
(NR/AA-)
3,350,000 5.000
01/01/2038
3,561,572
Chicago Transit Authority Sales Tax Receipts Refunding RB Series
2024A (NR/AA)
8,270,000 5.000
12/01/2041
8,581,591
1,510,000 5.000
12/01/2042
1,551,448
Chicago Transit Authority Sales Tax Receipts Revenue Refunding
Bonds Series 2024A (NR/AA)
2,730,000 5.000
12/01/2040
2,876,896
City of  Chicago Chicago Midway Airport Senior Lien Airport
Revenue Refunding Bonds, Series 2023C (AMT) (NR/A)
1,750,000 5.000
01/01/2036
1,846,649
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024A (NR/A+)
2,500,000 5.000
01/01/2039
2,579,983
5,000,000 5.250
01/01/2048
5,080,776
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024B (NON-AMT) (NR/A+)
2,100,000 5.000
01/01/2039
2,249,739
City of  Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue Refunding Bonds Series 2024D
(NON-AMT) (NR/A+)
1,400,000 5.000
01/01/2041
1,474,307
1,810,000 5.000
01/01/2045
1,853,820
City of  Chicago GO Bonds, Series 2025C (NR/BBB)
5,000,000 5.500
01/01/2041
5,151,218
City of  Chicago GO Bonds, Series 2025E (NR/BBB)
5,875,000 5.500
01/01/2041
6,057,145
City of  Chicago Second Lien Wastewater Transmission  RB,
Refunding Series 2024A (BAM) (NR/AA)
1,000,000 5.000
01/01/2044
1,020,492
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000 5.750
04/01/2034
1,440,707
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000 5.000
04/01/2045
2,461,081
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
1,000,000 5.500
12/01/2026
1,014,976
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
3,000,000 5.000
12/01/2046
2,715,067
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
3,650,000 5.000
12/01/2046
3,311,655
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
2,300,000 5.000
12/01/2036
2,322,762
750,000 5.000
12/01/2038
747,331
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017C (NR/BB+)
500,000 5.000
12/01/2025
501,276

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
$ 4,500,000 5.000%
12/01/2036
$ 4,377,928
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
2,450,000 5.000
12/01/2029
2,554,844
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
15,000,000 5.000
12/01/2027
15,506,152
5,450,000 5.000
12/01/2029
5,683,224
4,365,000 5.000
12/01/2030
4,539,292
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (NR/BB+)
6,495,000 5.000
12/01/2025
6,511,570
City of Chicago Board of Education UT GO Refunding Bonds
Series 2022B (NR/BB+)
3,000,000 4.000
12/01/2037
2,775,385
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
1,300,000 5.125
12/01/2032
1,300,250
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
4,675,000 5.000
01/01/2026
4,706,271
670,000 5.000
01/01/2027
683,818
8,835,000 5.000
01/01/2028
9,128,781
940,000 5.000
01/01/2032
976,439
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB)
1,260,000 5.000
01/01/2027
1,285,985
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
301,000 4.000
01/01/2028
303,873
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
2,000,000 5.000
01/01/2041
1,982,034
City of Chicago GO Bonds Series 2019A (NR/BBB)
7,520,000 5.500
01/01/2049
7,456,949
City of Chicago GO Bonds Series 2021A (NR/BBB)
4,000,000 5.000
01/01/2033
4,159,698
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,456,000 4.000
01/01/2038
2,228,057
5,330,000 4.000
01/01/2044
4,339,105
1,000,000 4.000
01/01/2049
771,143
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
1,000,000 5.000
01/01/2029
1,043,065
1,950,000 4.000
01/01/2035
1,885,015
3,250,000 5.000
01/01/2035
3,356,668
1,560,000 5.500
01/01/2043
1,568,089
City of Chicago GO Bonds Series 2024A (NR/BBB)
15,500,000 5.250
01/01/2045
15,074,331
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
2,670,000 5.000
01/01/2029
2,784,983
6,215,000 5.000
01/01/2030
6,528,099
City of Chicago IL Waterworks Revenue RB Series 1999
(Baa1/A+)
1,560,000 5.000
11/01/2028
1,594,020
2,010,000 5.000
11/01/2029
2,051,268
1,000,000 5.000
11/01/2030
1,019,110
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
2,760,000 5.000
01/01/2038
2,860,189
7,490,000 5.000
01/01/2039
7,692,412
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2016B (NR/A)
$ 8,000,000 5.000%
01/01/2041
$ 8,010,428
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
2,000,000 5.000
01/01/2028
2,076,006
City of Chicago Multi-Family Housing RB for United Yards 1A
Project Series 2024 (Aa1/NR)
2,200,000 3.500
(a)(b)
08/01/2027
2,208,810
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,500,000 5.250
01/01/2053
1,498,563
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,250,000 4.500
01/01/2048
2,060,894
4,515,000 5.500
01/01/2055
4,603,814
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
1,875,000 5.000
01/01/2036
1,975,813
2,500,000 5.000
01/01/2037
2,620,779
355,000 5.500
01/01/2053
365,037
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024B (NON-AMT) (NR/A+)
850,000 5.000
01/01/2040
899,582
500,000 5.000
01/01/2041
524,223
City of Chicago O'Hare International Airport General
Airport Senior Lien Refunding RB Series 2024D
(NON-AMT) (NR/A+)
1,040,000 5.000
01/01/2040
1,106,500
1,550,000 5.000
01/01/2042
1,616,022
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
4,880,000 5.000
01/01/2042
4,828,454
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
5,660,000 5.000
01/01/2053
5,555,323
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000 5.000
01/01/2033
4,281,447
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000 4.000
01/01/2042
2,275,051
City of Chicago O'Hare International Airport General Airport
Senior Lien RR Bonds Series 2016B (NON-AMT) (NR/A+)
2,000,000 5.000
01/01/2041
2,002,607
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
2,025,000 5.000
01/01/2031
2,222,432
City of Chicago Second Lien Wastewater Transmission RB,
Refunding Series 2023B (AGM) (NR/AA)
3,350,000 5.000
01/01/2035
3,628,572
1,300,000 5.000
01/01/2036
1,395,830
200,000 5.000
01/01/2037
213,035
1,660,000 5.000
01/01/2038
1,753,966
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
19,000,000 5.000
03/01/2039
20,143,124
17,785,000 5.000
03/01/2040
18,669,727

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Cook County Community School District No. 97 Oak Park GO
Bonds Series 2020 (Aa2/NR)
$ 145,000 4.000%
01/01/2030
$ 148,458
Cook County High School District No. 209 Proviso Township GO
Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000 5.500
12/01/2036
10,947,851
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000 4.000
11/15/2037
3,446,034
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000 4.000
11/15/2039
3,509,422
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000 4.000
11/15/2047
1,328,983
District of Greater Chicago Metropolitan Water Reclamation GO
UT Bonds 2016 Series E (NR/AA+)
7,520,000 5.000
12/01/2045
7,634,166
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
500,000 5.000
11/01/2033
500,186
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
1,500,000 5.000
12/15/2040
1,581,006
400,000 5.000
12/15/2041
417,320
1,100,000 5.000
12/15/2042
1,137,122
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
2,075,000 5.000
(a)(b)
08/15/2054
2,218,441
Illinois Finance Authority Lease RB Provident Group-Uic
Grenshaw Parking Properties Llc– University of Illinois
Chicago Parking Structure Project Series 2025A (Aa2/NR)
2,585,000 5.250
10/01/2049
2,663,467
7,100,000 5.250
10/01/2054
7,182,841
Illinois Finance Authority RB for Columbia College Chicago Series
2019 (NR/BBB-)
1,320,000 5.000
12/01/2034
1,328,661
1,695,000 5.000
12/01/2039
1,609,060
Illinois Finance Authority RB for Cook County School District No.
73 East Prairie Series 2018 (BAM) (Aa3/AA)
2,325,000 4.000
12/01/2036
2,322,836
1,420,000 4.000
12/01/2037
1,390,529
4,230,000 4.000
12/01/2042
3,971,970
Illinois Finance Authority RB for Cook County School District No.
95 Brookfield Series 2018 (Aa2/NR)
500,000 4.000
12/01/2038
497,947
400,000 4.000
12/01/2040
378,416
1,085,000 4.000
12/01/2042
1,002,448
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
1,235,000 5.500
(c)
08/01/2043
1,270,522
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,000,000 5.000
03/01/2040
932,135
685,000 5.000
03/01/2042
625,842
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
3,740,000 4.000
12/15/2033
3,767,689
1,700,000 4.000
12/15/2034
1,702,196
1,395,000 4.000
12/15/2035
1,387,876
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+) – (continued)
$ 2,750,000 3.000%
12/15/2036
$ 2,508,638
2,000,000 3.000
12/15/2037
1,774,535
Illinois Finance Authority RB for Mercy Health Corporation Series
2016 (A2/NR)
15,205,000 5.000
12/01/2046
15,206,720
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000 4.000
07/15/2047
21,173,325
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
685,000 5.500
05/15/2026
688,216
725,000 5.500
05/15/2027
734,186
765,000 5.500
05/15/2028
780,574
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
9,600,000 6.125
(c)
04/01/2049
9,186,680
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
3,550,000 5.875
(c)
09/01/2046
3,442,724
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
05/01/2040
982,025
Illinois Finance Authority RB Refunding for Christian Homes, Inc.
Obligated Group Series 2021 B (NR/NR)
641,431 3.250 *
05/15/2027
186,015
Illinois Finance Authority RB Refunding for Edward Elmhurst
Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000 4.250
(d)
01/01/2028
4,166,391
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
590,000 4.000
05/15/2027
587,129
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
750,000 5.000
09/01/2026
754,343
500,000 5.000
09/01/2027
505,724
500,000 5.000
09/01/2028
507,005
1,600,000 5.000
09/01/2030
1,617,067
1,000,000 5.000
09/01/2031
1,007,297
1,000,000 5.000
09/01/2032
1,003,588
1,035,000 5.000
09/01/2033
1,032,985
1,150,000 5.000
09/01/2034
1,136,250
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
900,000 4.000
09/01/2041
794,833
4,100,000 5.000
09/01/2046
3,956,475
Illinois Finance Authority RB Refunding for Lawndale Educational
& Regional Network Charter School Obligated Group Series
2021 (NR/BBB)
650,000 4.000
11/01/2041
579,121
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
375,000 5.000
05/15/2041
348,518
Illinois Finance Authority RB Refunding for University of Chicago
Series 2018 A (Aa2/AA-)
3,025,000 5.000
10/01/2041
3,054,005

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Series 2021 (NR/BB+)
$ 375,000 4.000%
(c)
10/01/2042
$ 311,533
Illinois Finance Authority RB The University of Chicago Series
2024A (Aa2/AA-)
625,000 5.250
04/01/2041
661,024
735,000 5.250
04/01/2042
770,950
900,000 5.250
04/01/2043
938,934
1,300,000 5.250
04/01/2044
1,352,330
1,600,000 5.250
04/01/2045
1,657,602
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB-)
1,000,000 5.000
12/01/2049
877,618
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
1,000,000 6.000
(c)
10/01/2045
992,968
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
775,000 5.000
08/01/2029
805,588
225,000 5.000
08/01/2030
234,605
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
735,000 5.000
09/01/2034
771,094
770,000 5.000
09/01/2035
802,356
1,215,000 5.000
09/01/2036
1,257,657
1,065,000 5.000
09/01/2037
1,096,116
1,345,000 5.000
09/01/2038
1,376,055
Illinois Finance Authority Surface Freight Transfer Faciliites RB
Centerpoint Joliet Terminal Railroad Project Series 2010
(NR/BBB+)
5,000,000 4.800
(a)(b)(c)(h)
12/01/2043
5,061,774
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
6,000,000 4.125
(a)(b)(c)
12/01/2050
5,809,132
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000 4.250
10/01/2039
3,729,726
3,000,000 4.700
10/01/2044
2,929,951
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,500,000 4.750
10/01/2045
9,335,424
Illinois Housing Development Authority RB Social Bonds 2024
Series I (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,545,000 4.450
10/01/2044
6,268,376
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien
Series 2020 A (NR/A+)
1,230,000 5.000
01/01/2036
1,286,865
5,290,000 4.000
01/01/2038
5,049,488
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018
C (NR/A+)
5,985,000 5.000
01/01/2027
6,146,160
9,605,000 5.000
01/01/2028
10,052,065
11,610,000 5.000
01/01/2029
12,337,421
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds
Series 2021 (NR/BBB+)
1,500,000 5.000
06/15/2030
1,570,103
Illinois Sports Facilities Authority Refunding Bonds Series 2014
(AGM) (NR/AA)
4,160,000 5.000
06/15/2027
4,168,583
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sports Facilities Authority Sports Facilities Refunding
Bonds Series 2021 (NR/BBB+)
$ 480,000 5.000%
06/15/2032
$ 502,397
Illinois State GO Bonds Series 2017 A (A3/A-)
375,000 4.500
12/01/2041
357,221
Illinois State GO Bonds Series 2017 D (A3/A-)
2,000,000 5.000
11/01/2025
2,011,986
13,250,000 5.000
11/01/2026
13,574,393
25,670,000 5.000
11/01/2028
26,586,411
Illinois State GO Bonds Series 2018 A (A3/A-)
16,380,000 5.000
05/01/2031
17,012,345
1,760,000 5.000
05/01/2042
1,768,212
1,760,000 5.000
05/01/2043
1,763,313
Illinois State GO Bonds Series 2019 C (A3/A-)
3,980,000 4.000
11/01/2042
3,455,610
Illinois State GO Bonds Series 2020 (A3/A-)
1,525,000 5.500
05/01/2039
1,597,402
4,240,000 5.750
05/01/2045
4,401,178
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000 4.000
02/01/2031
1,187,804
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
2,340,000 5.000
10/01/2031
2,440,047
Illinois State Taxable Pension Funding GO Bonds Series 2003
(A3/A-)
10,618,922 5.100
06/01/2033
10,650,616
Metropolitan Pier & Exposition Auth Ill Dedicated St
Tax Rev Bds Mc Cormick Place Expansion 2002 A
(AGM-CR NATL) (A1/AA)
10,360,000 0.000
(f)
12/15/2040
5,011,301
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
1,670,000 0.000
(f)
12/15/2029
1,423,692
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
2,000,000 0.000
(f)
06/15/2034
1,386,940
1,860,000 0.000
(f)
06/15/2038
1,024,496
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
4,050,000 5.000
06/15/2029
4,200,826
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
8,310,000 4.000
12/15/2026
8,410,612
1,725,000 4.000
12/15/2027
1,758,049
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
6,920,000 0.000
(f)
12/15/2032
5,171,308
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,370,000 0.000
(f)
12/15/2031
1,072,796
2,190,000 0.000
(f)
06/15/2033
1,595,833
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
290,000 0.000
(f)
06/15/2044
110,818

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
$ 2,000,000 0.000%
(f)
12/15/2056
$ 355,218
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
18,150,000 0.000
(f)
12/15/2056
3,437,686
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000 5.000
12/15/2028
2,075,959
300,000 5.000
12/15/2032
309,142
600,000 5.000
12/15/2033
617,458
500,000 5.000
12/15/2034
513,135
1,260,000 0.000
(g)
12/15/2037
958,492
3,500,000 0.000
(g)
12/15/2042
2,470,676
3,850,000 0.000
(g)
12/15/2047
2,642,415
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AG) (A1/AA)
2,710,000 0.000
(f)
06/15/2045
978,897
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000 4.000
06/15/2052
4,351,595
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
2,730,000 4.000
06/01/2046
2,352,091
Regional Transportation Authority Illinois GO Refunding Bonds
Series 2017 A (NR/AA)
425,000 5.000
07/01/2029
439,969
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
2,705,000 5.000
01/01/2026
2,726,474
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
3,535,000 5.000
01/01/2026
3,563,064
4,000,000 5.000
01/01/2027
4,107,709
11,000,000 5.000
01/01/2028
11,511,995
4,280,000 5.000
01/01/2029
4,548,162
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
2,000,000 5.000
01/01/2026
2,015,878
7,500,000 5.000
01/01/2029
7,969,910
Sales Tax Securitization Corporation Second Lien Sales
Tax Securitization Bonds, Refunding Series 2023C
(Forward Delivery) (NR/A+)
1,000,000 5.000
01/01/2035
1,086,279
Sales Tax Securitization Corporation Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C Forward
Delivery (NR/A+)
100,000 5.000
01/01/2036
107,557
School District Number 135 Cook County Illinois Orland Park GO
Limited Tax School Bonds Series 2025 (NR/AA+)
1,625,000 5.000
12/01/2027
1,709,850
1,125,000 5.000
12/01/2028
1,204,983
1,175,000 5.000
12/01/2029
1,277,742
South Sangamon Water Commission GO Refunding Bonds for
Alternative Revenue Source Series 2020 (AGM) (A3/AA)
125,000 4.000
01/01/2032
126,654
325,000 4.000
01/01/2033
327,826
475,000 4.000
01/01/2034
476,594
420,000 4.000
01/01/2035
418,297
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
South Sangamon Water Commission GO Refunding
Bonds for Alternative Revenue Source Series 2020
(AGM) (A3/AA) – (continued)
$ 470,000 4.000%
01/01/2037
$ 460,465
Southwestern Ill Dev Authority Local Govt Revenue Bonds
Edwardsville Cusd #7 2007 (AGM) (NR/AA)
6,055,000 0.000
(f)
12/01/2025
5,970,706
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series C of March 2025 (NR/A)
5,000,000 5.000
06/15/2043
5,102,181
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000 3.500
06/01/2031
1,085,808
State of Illinois GO Bonds Series 2017 A (A3/A-)
1,455,000 4.250
12/01/2040
1,353,052
State of Illinois GO Bonds Series 2017 D (A3/A-)
925,000 3.250
11/01/2026
923,561
State of Illinois GO Bonds Series 2017C (A3/A-)
12,830,000 5.000
11/01/2029
13,262,910
State of Illinois GO Bonds Series 2017D (A3/A-)
10,000,000 5.000
11/01/2027
10,445,675
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000 4.000
11/01/2034
1,975,108
State of Illinois GO Bonds Series 2020 (A3/A-)
3,000,000 5.500
05/01/2030
3,174,581
State of Illinois GO Bonds Series 2021A (A3/A-)
4,195,000 4.000
03/01/2041
3,739,973
State of Illinois GO Bonds Series 2022A (A3/A-)
875,000 5.500
03/01/2047
893,110
State of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000 5.500
05/01/2047
3,062,207
State of Illinois GO Bonds Series of December 2023C (A3/A-)
3,610,000 5.000
12/01/2045
3,608,012
State of Illinois GO Bonds Series of May 2024B (A3/A-)
3,350,000 5.000
05/01/2038
3,512,025
7,080,000 5.000
05/01/2039
7,347,083
2,805,000 5.000
05/01/2041
2,860,452
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,760,000 5.250
05/01/2038
1,855,393
2,195,000 5.250
05/01/2039
2,300,333
2,700,000 5.250
05/01/2040
2,808,529
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
500,000 5.000
10/01/2028
525,395
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
1,500,000 4.000
12/01/2033
1,480,995
10,700,000 4.250
12/01/2037
10,290,593
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
5,100,000 5.000
10/01/2027
5,298,936
State of Illinois Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series C of February 2024 (NR/A)
11,365,000 5.000
06/15/2043
11,562,196
State of Illinois RB Refunding Series 2016 C
(BAM-TCRS) (NR/AA)
5,580,000 4.000
06/15/2028
5,604,743
Transportation Infrastructure Properties LLC Trips Obligated
Group City of  Chicago Chicago O'Hare International Airport
Senior Special Facilities RB Trips Obligated Group, Series
2025 (NR/BBB+)
1,460,000 5.500
07/01/2036
1,593,542

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Transportation Infrastructure Properties LLC Trips Obligated
Group City of  Chicago Chicago O’Hare International Airport
Senior Special Facilities RB Trips Obligated Group, Series
2025 (NR/BBB+) – (continued)
$ 1,540,000 5.500%
07/01/2037
$ 1,669,978
1,625,000 5.500
07/01/2038
1,747,299
1,300,000 5.500
07/01/2039
1,391,236
1,000,000 5.500
07/01/2040
1,063,607
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba3/NR)
2,200,000 5.625
(c)
03/01/2043
2,152,402
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
160,000 4.000
(c)
01/01/2031
155,071
715,000 5.000
(c)
01/01/2045
648,000
Village of Hillside Illinois Tax Increment RB Refunding Series
2018 (NR/NR)
2,300,000 5.000
01/01/2030
2,314,358
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,000,000 4.250
01/01/2029
987,221
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000 5.000
12/30/2027
3,225,612
3,235,000 5.000
12/30/2028
3,479,743
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
210,000 4.125
10/01/2041
176,956
1,420,000 4.125
10/01/2046
1,133,769
Will County Community High School District No. 210 Lincoln-
Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000 4.000
01/01/2034
648,579
1,015,907,691
Indiana - 0.6%
Brownsburg 1999 School Building Corporation AD Valorem
Property Tax First Mortgage Bonds, Series 2024B
(ST INTERCEPT) (NR/AA+)
2,210,000 5.000
07/15/2040
2,332,159
1,850,000 5.000
07/15/2042
1,920,208
Brownsburg 1999 School Building Corporation Brownsburg,
Indiana Ad Valorem Property Tax First Mortgage Bonds, Series
2024B (ST INTERCEPT) (NR/AA+)
1,900,000 5.000
07/15/2041
1,988,252
City of Mishawaka RB for Sewerage Works Series 2018
(AGM) (NR/AA)
1,845,000 2.000
09/01/2038
1,411,627
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
2,550,000 4.875
(c)
01/01/2044
2,450,808
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
1,550,000 5.125
06/01/2058
1,498,389
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
540,000 5.000
09/15/2034
548,647
680,000 5.000
09/15/2039
665,018
445,000 4.000
09/15/2044
357,219
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
$ 2,165,000 4.125%
12/01/2026
$ 2,171,812
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000 5.000
10/01/2035
1,388,263
1,000,000 5.000
10/01/2036
1,101,129
1,000,000 5.000
10/01/2037
1,090,661
75,000 5.000
10/01/2038
80,970
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2024A forward
Delivery (Aa3/AA)
1,000,000 5.000
10/01/2040
1,063,365
1,500,000 5.000
10/01/2041
1,581,436
1,700,000 5.000
10/01/2043
1,760,597
1,600,000 5.000
10/01/2044
1,651,085
1,250,000 5.000
10/01/2045
1,286,251
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
800,000 5.000
03/01/2039
828,346
925,000 5.000
03/01/2040
948,837
600,000 5.000
03/01/2041
608,870
4,000,000 4.250
03/01/2049
3,333,213
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
6,500,000 5.000
(a)(b)(h)
10/01/2064
6,933,190
Indiana Finance Authority RB for BHI Senior Living Series 2016A
(NR/NR)
1,675,000 5.250
11/15/2046
1,644,880
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
2,300,000 2.100
(a)(b)
11/01/2049
2,247,901
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
185,000 4.000
07/01/2030
180,962
300,000 5.000
07/01/2040
288,217
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
2,110,000 3.000
11/01/2030
2,051,072
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
2,350,000 3.000
11/01/2030
2,284,369
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
360,000 2.450
11/15/2025
356,587
465,000 2.520
11/15/2026
449,652
610,000 2.920
11/15/2027
581,978
850,000 3.210
11/15/2028
801,576
880,000 3.260
11/15/2029
814,350
670,000 3.300
11/15/2030
606,688
Indiana Finance Authority Student Housing RB Prg Uindy
Properties Llc Series 2025 (NR/BB)
850,000 5.250
07/01/2045
790,229
Indiana Housing & Community Development Authority
Multifamily Housing RB Sunrise Crossing Series 2024
(Aa1/NR)
3,085,000 3.300
(a)(b)
01/01/2045
3,086,321
South Bend Redevelopment Authority Lease Rental RB of 2024
(NR/AA)
2,850,000 4.000
08/01/2039
2,666,806

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
South Bend Redevelopment Authority Lease Rental RB of 2024
(NR/AA) – (continued)
$ 2,855,000 4.000%
08/01/2040
$ 2,635,853
3,080,000 4.000
08/01/2041
2,764,084
3,210,000 4.000
08/01/2042
2,830,808
1,400,000 4.250
08/01/2043
1,263,088
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A)
1,300,000 4.000
09/01/2033
1,309,209
68,654,982
Iowa - 0.7%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
11,195,000 5.000
05/01/2042
10,484,440
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000 4.000
06/01/2031
1,077,662
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
3,650,000 4.500
06/01/2027
3,699,863
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
12,550,000 5.000
(a)(b)(d)
12/01/2032
14,219,596
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
8,800,000 4.000
(a)(b)(d)
12/01/2032
9,389,191
4,700,000 5.000
(d)
12/01/2032
5,325,267
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
1,700,000 4.000
05/15/2055
1,308,320
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
3,825,000 5.000
05/15/2047
3,587,742
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
7,175,000 5.000
05/15/2043
6,938,063
5,400,000 5.000
05/15/2048
5,040,428
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000 4.500
07/01/2044
5,513,444
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
925,000 5.375
10/01/2052
933,394
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
3,350,000 5.250
10/01/2040
3,403,458
1,250,000 5.000
10/01/2045
1,175,386
72,096,254
Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
825,000 4.000
06/01/2036
750,422
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,750,000 6.500
12/01/2052
1,759,475
City of Wichita Health Care Facilities RB Presbyterian Manors,
Inc. Series III, 2019 (NR/NR)
1,110,000 5.000
05/15/2026
1,109,224
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kansas – (continued)
Kansas Development Finance Authority Multifamily Housing RB
Terrace Pointe Series 2024K-2 (Aa1/NR)
$ 835,000 5.000%
(a)(b)
09/01/2028
$ 868,890
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000 4.000
09/01/2036
3,501,274
7,989,285
Kentucky - 1.5%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
1,925,000 4.450
(c)
01/01/2042
1,781,295
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
1,740,000 3.700
(c)
01/01/2032
1,707,459
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
525,000 4.700
(c)
01/01/2052
477,638
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
4,525,000 2.125
10/01/2034
3,605,262
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
6,100,000 2.000
02/01/2032
5,208,013
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
06/01/2040
985,008
Fayette County School District Finance Corp. School Building RB
Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000 4.000
03/01/2045
3,688,178
4,400,000 4.000
03/01/2048
3,862,140
Kenton County KY School District Financial
Coporation School Building RB 2016 B
(BAM-TCRS ST INTERCEPT) (Aa3/AA)
1,000,000 3.000
04/01/2030
990,514
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
280,000 4.000
03/01/2046
233,433
330,000 4.000
03/01/2049
267,594
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
3,200,000 4.000
06/01/2037
3,064,239
400,000 4.000
06/01/2045
357,608
Kentucky Economic Development Finance Authority RB Series
2019A-2 (A3/A-)
1,675,000 5.000
08/01/2044
1,667,804
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (Aa3/NR)
1,060,000 4.000
03/01/2026
1,066,253
995,000 4.000
03/01/2027
1,012,708
Louisville & Jefferson County Metropolitan Government Health
System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000 4.000
10/01/2034
1,970,257
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
17,250,000 2.000
10/01/2033
14,331,160

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Sewer District RB
Refunding for Kentucky Sewer & Drainage System Series
2018 A (Aa3/AA)
$ 10,000,000 4.000%
05/15/2038
$ 9,530,389
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
3,600,000 5.000
10/01/2040
3,717,296
2,455,000 5.000
10/01/2041
2,511,279
830,000 5.000
10/01/2042
840,442
Louisville Jefferson County Metro Government Health System RB
Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000 5.000
10/01/2033
2,151,199
Public Energy Authority of Kentucky Gas Supply RB Series 2020A
(A1/NR)
43,095,000 4.000
(a)(b)
12/01/2050
43,271,353
Public Energy Authority of Kentucky Gas Supply RB Series 2022
A-1 (A1/NR)
17,730,000 4.000
(a)(b)
08/01/2052
17,654,094
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series A (A1/NR)
25,000,000 5.250
(a)(b)
06/01/2055
26,428,890
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023
Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000 5.250
(a)(b)
04/01/2054
6,143,269
University of Kentucky General Receipts Refunding Bonds Series
2015 A (ST INTERCEPT) (Aa2/AA+)
1,760,000 4.000
04/01/2026
1,760,058
160,284,832
Louisiana - 1.7%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
4,325,000 5.250
04/01/2055
4,387,222
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
1,780,000 5.500
04/01/2051
1,838,405
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
4,155,000 5.000
12/01/2025
4,165,345
3,555,000 5.000
12/01/2027
3,609,593
1,600,000 5.000
12/01/2028
1,633,989
City of New Orleans Sewerage Service RB Series 2020 B
(AGM) (NR/AA)
310,000 4.000
06/01/2036
311,770
285,000 4.000
06/01/2037
284,867
310,000 4.000
06/01/2038
304,956
400,000 4.000
06/01/2039
389,228
Department of Water and Power of The City of Los Angeles Power
System Variable Rate Demand RB 2021 Subseries A-2 (A2/A)
4,820,000 4.000
10/01/2041
4,319,549
Greater New Orleans Expressway Commission Toll Revenue
Subordinate Lien Bonds Series 2017 (AGM) (NR/AA)
1,250,000 5.000
11/01/2042
1,254,298
Juban Crossing Economic Development District Revenue and
Refunding Bonds for General Infrastructure Projects Series
2024C (NR/A-)
1,700,000 5.000
09/15/2038
1,780,535
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Lakeshore Villages Master Community Development District
Parish of St. Tammany Louisiana Special Assessment RB
Series 2025 (NR/NR)
$ 100,000 5.000%
06/01/2033
$ 101,824
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
2,155,000 3.750
06/01/2030
2,080,690
5,070,000 4.375
06/01/2048
4,147,482
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
125,000 2.375
06/01/2026
122,675
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
1,935,000 5.000
08/15/2026
1,978,583
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
1,610,000 6.500
(c)
06/15/2038
1,632,532
Louisiana Local Government Environmental Facilities &
Community Development Authority RB Refunding for City of
Shreveport Series 2008 (NR/BBB+)
16,840,000 5.000
(c)
04/01/2035
17,046,255
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
1,725,000 5.000
(c)
11/15/2037
1,711,703
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
18,260,000 3.500
11/01/2032
17,568,859
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,110,000 4.150
09/01/2027
7,179,959
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
6,325,000 4.200
(a)(b)
09/01/2033
6,372,394
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013C
(NON-AMT) (A3/NR) (PUTABLE)
7,900,000 4.200
(a)(b)
09/01/2034
7,958,167
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
6,770,000 5.250
(a)(b)
12/01/2052
7,253,699
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
315,000 5.625
(c)
06/01/2037
317,533
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
400,000 6.000
(c)
06/01/2037
401,098
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000 3.000
06/01/2050
2,400,077
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (NR/A)
1,295,000 4.000
06/01/2050
1,044,049

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana State
University & Agricultural & Mechanical College Auxiliary
Greenhouse Phase III Project Series 2019 A (A3/NR)
$ 900,000 4.000%
07/01/2044
$ 803,629
Louisiana Public Facilities Authority RB Refunding for Loyola
University New Orleans Series 2021 (Baa1/BBB)
1,625,000 4.000
10/01/2036
1,535,360
1,000,000 4.000
10/01/2037
931,390
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
3,695,000 4.000
05/15/2042
3,371,723
600,000 5.000
05/15/2046
585,070
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000 4.000
(c)
06/01/2031
825,357
1,235,000 4.000
(c)
06/01/2041
984,024
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
480,000 4.000
(c)
06/01/2031
455,370
1,225,000 4.000
(c)
06/01/2041
976,055
Louisiana Public Facilities Authority Revenue and Refunding RB
Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000 5.000
05/15/2030
10,734,036
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
5,000,000 5.000
05/15/2042
4,968,825
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
27,865,000 5.500
09/01/2054
28,365,350
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
11,400,000 5.500
09/01/2059
11,570,710
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
2,250,000 5.000
07/01/2035
2,474,525
1,400,000 5.000
07/01/2036
1,527,856
200,000 5.000
07/01/2037
216,195
1,425,000 5.000
07/01/2038
1,523,204
New Orleans Aviation Board General Airport Revenue Refunding
Bonds Series 2024B (AMT) (A2/NR)
5,790,000 5.250
01/01/2041
6,026,223
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
7,210,000 4.050
(a)(b)
06/01/2037
7,248,739
188,720,977
Maine - 0.3%
City of Portland General Airport RB Refunding Green Bonds
Series 2019 (Baa1/A-)
800,000 3.000
01/01/2027
795,243
300,000 5.000
01/01/2028
314,485
225,000 5.000
01/01/2029
239,872
270,000 5.000
01/01/2030
291,611
370,000 5.000
01/01/2031
399,166
810,000 5.000
01/01/2032
867,403
890,000 5.000
01/01/2033
948,793
620,000 5.000
01/01/2034
658,076
City of Portland, Maine General Airport Refunding RB Series 2016
(NON-AMT) (Baa1/A-)
1,295,000 5.000
01/01/2038
1,295,494
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine – (continued)
Finance Authority of Maine RB Refunding for Supplemental
Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
$ 450,000 5.000%
12/01/2025
$ 452,610
1,530,000 5.000
12/01/2026
1,554,320
1,500,000 5.000
12/01/2027
1,549,283
1,000,000 5.000
12/01/2028
1,039,757
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2020 A (A1/A+)
200,000 4.000
07/01/2045
174,244
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
6,785,000 4.000
07/01/2050
5,806,650
Maine Health & Higher Educational Facilities Authority RB
Refunding for Northern Light Health Obligated Group Series
2021 A (AGM ST INTRCPT ST RES BD GTY) (Aa3/AA)
500,000 2.500
07/01/2029
492,817
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
3,775,000 4.250
07/01/2054
3,385,424
Maine State Housing Authority Mortgage Purchase Bonds 2022
Series F (Aa1/AA+)
2,000,000 4.850
11/15/2042
2,005,817
2,110,000 4.950
11/15/2047
2,096,045
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series C (HUD SECT 8) (Aa1/AA+)
5,045,000 4.550
11/15/2044
4,873,525
29,240,635
Maryland - 1.0%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
155,000 4.000
01/01/2036
152,080
900,000 4.000
01/01/2039
846,623
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
425,000 4.000
09/01/2027
425,193
650,000 4.500
09/01/2033
646,883
City of Baltimore Project RB for Stormwater Projects Series
2019A (Aa2/AA-)
4,465,000 5.000
07/01/2049
4,521,933
City of Baltimore Tax Allocation Refunding for Harbor Point
Special Taxing District Project Series 2019 A (NR/NR)
135,000 2.850
(c)
06/01/2026
133,534
175,000 2.950
(c)
06/01/2027
171,688
190,000 3.050
(c)
06/01/2028
185,376
200,000 3.150
(c)
06/01/2029
193,744
200,000 3.375
(c)
06/01/2029
192,968
200,000 3.200
(c)
06/01/2030
192,574
200,000 3.250
(c)
06/01/2031
190,847
250,000 3.300
(c)
06/01/2032
236,230
270,000 3.350
(c)
06/01/2033
253,104
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
945,000 4.000
07/01/2029
933,980
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000 5.000
01/01/2037
1,687,924

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Community Development Administration Maryland Department
of Housing and Community Development RB Series 2024 D
(NON-AMT) (FHA 542(C)) (Aa2/NR)
$ 8,250,000 4.450%
07/01/2044
$ 8,009,555
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
3,480,000 3.300
01/01/2029
3,497,186
Community Development Administration Multifamily
Development RB Sustainability Bonds Park Place At Addison
Road Metro, Series 2025 C-2 (Aa1/NR)
2,925,000 3.700
01/01/2029
2,952,776
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
440,000 4.000
01/01/2038
419,381
370,000 4.000
01/01/2039
347,346
1,330,000 4.000
01/01/2040
1,223,605
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
615,000 4.000
01/01/2032
620,612
530,000 4.000
01/01/2033
532,639
450,000 4.000
01/01/2034
450,611
150,000 4.000
01/01/2035
148,864
1,380,000 4.000
01/01/2037
1,336,784
1,045,000 4.000
01/01/2038
997,958
1,725,000 4.000
01/01/2040
1,590,413
Frederick County Maryland Special Tax for Lake Linganore Village
Community Development Series 2001 A (AGC) (NR/AA)
355,000 5.700
07/01/2029
355,698
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
2,670,000 3.750
07/01/2039
2,356,812
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
235,000 4.000
07/01/2040
215,533
Hagerstown Stadium Authority Multi-Use Sports and Events
Facility Lease RB Series 2022A (Aa3/NR)
1,000,000 5.000
06/01/2040
1,049,537
2,085,000 5.000
06/01/2041
2,172,319
Howard County Consolidated Public Improvement Refunding
Bonds 2017 Series D (Aaa/AAA)
2,355,000 5.000
02/15/2027
2,444,962
Maryland Economic Development Corp. Adjustable Mode Revenue
Refunding Bonds for Constellation Energy Group Inc. Project
Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000 4.100
(a)(b)
10/01/2036
1,661,036
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,230,000 5.000
11/12/2028
3,262,358
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000 5.000
06/01/2049
939,518
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
5,415,000 3.997
04/01/2034
3,884,707
Maryland Health & Higher Educational Facilities Authority RB
for Adventist Healthcare Obligated Group Series 2016 A
(Baa3/NR)
12,975,000 5.500
01/01/2046
12,995,345
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
$ 1,750,000 5.250%
06/01/2042
$ 1,766,614
3,705,000 5.500
06/01/2047
3,748,949
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/A-)
390,000 4.000
10/01/2025
390,114
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
800,000 3.250
07/01/2039
629,587
350,000 4.000
07/01/2040
318,949
750,000 4.000
07/01/2045
649,723
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/A-)
425,000 4.000
10/01/2027
431,061
440,000 4.000
10/01/2028
447,887
355,000 4.000
10/01/2029
361,734
475,000 4.000
10/01/2030
483,247
1,685,000 3.000
10/01/2034
1,527,554
1,000,000 4.000
10/01/2040
910,320
Maryland Health and Higher Educational Facilities Authority RB
Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000 4.000
01/01/2038
812,690
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
650,000 5.500
(c)
05/01/2042
612,361
Maryland Health and Higher Educational Facilities Authority RB
Loyola University Maryland Issue Series 2025 (A3/A-)
6,275,000 5.000
10/01/2050
6,182,822
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
250,000 5.250
(c)
07/01/2033
255,019
300,000 5.875
(c)
07/01/2043
299,787
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
10,300,000 0.000
(f)
05/01/2051
2,634,445
10,300,000 0.000
(f)
05/01/2052
2,495,541
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
3,000,000 5.000
09/01/2032
3,031,704
1,250,000 5.000
09/01/2035
1,254,530
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
290,000 4.500
06/01/2033
291,300
675,000 4.875
06/01/2042
659,685
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
3,295,000 5.125
(c)
07/01/2039
3,283,904
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2022A (Aa1/AAA)
10,000,000 5.000
06/01/2037
10,867,149
108,776,912

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts - 1.8%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023 Series D (Aa1/AA+)
$ 50,000,000 5.000%
10/01/2050
$ 51,154,475
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
15,000,000 5.000
01/01/2049
15,382,110
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2024 Series A (NR/AA+)
2,520,000 5.250
07/01/2052
2,638,941
Massachusetts Bay Transportation Authority Subordinated Sales
Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000 4.000
07/01/2051
8,862,076
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
3,080,000 5.500
08/15/2050
3,160,581
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
900,000 5.000
(c)
07/01/2044
855,232
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
5,000,000 5.000
07/15/2036
5,621,053
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,200,000 5.000
(c)
11/15/2028
1,242,313
Massachusetts Development Finance Agency RB for Tufts
Medicine Issue Series 2024 E (NR/BBB-)
15,575,000 8.500
10/01/2026
15,659,010
Massachusetts Development Finance Agency RB Refunding for
Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000 4.000
12/01/2042
194,146
245,000 5.000
12/01/2042
240,608
Massachusetts Development Finance Agency RB Refunding for
Milford Regional Medical Center Obligated Group Series 2020
G (NR/BBB+)
125,000 5.000
07/15/2025
125,084
Massachusetts Development Finance Agency RB Refunding for
Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000 5.000
10/01/2029
457,587
325,000 5.000
10/01/2030
353,716
450,000 5.000
10/01/2031
487,537
400,000 5.000
10/01/2032
430,321
500,000 5.000
10/01/2033
534,197
450,000 5.000
10/01/2034
477,382
Massachusetts Development Finance Agency RB Suffolk
University Issue Series 2025 (Baa3/NR)
4,275,000 5.250
07/01/2055
4,082,540
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (NR/BBB+)
11,060,000 5.250
07/01/2050
11,167,954
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (Baa2/BBB+)
1,500,000 5.000
01/01/2036
1,605,341
1,200,000 5.000
01/01/2037
1,276,018
1,220,000 5.250
01/01/2038
1,313,386
900,000 5.250
01/01/2042
933,708
800,000 5.250
01/01/2045
821,593
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds Lasell Village Inc. Issue Series
2025 (NR/NR)
$ 3,500,000 5.000%
07/01/2029
$ 3,692,323
Massachusetts Development Finance Agency Sustainability RB for
Boston Medical Center Issue Series 2023 G (Baa2/BBB)
665,000 5.000
07/01/2025
665,000
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
425,000 5.000
07/01/2038
424,282
2,250,000 5.000
07/01/2039
2,216,824
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
7,320,000 3.300
(a)(b)(h)
07/01/2041
7,359,265
Massachusetts Housing Finance Agency
Single Family Housing RB Series 242
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
550,000 4.200
12/01/2040
535,883
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa1/AA+)
3,500,000 5.000
11/15/2039
3,539,617
Massachusetts School Building Authority Subordinated Dedicated
Sales Tax Bonds 2018 Series B (Aa2/AA)
10,735,000 4.000
02/15/2041
10,110,311
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018 Series E (Aa1/AA+)
7,525,000 5.250
09/01/2043
7,742,787
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2022, Series C (Aa1/AA+)
2,760,000 5.000
10/01/2052
2,801,107
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2023 Series D (Aa1/AA+)
20,000,000 5.000
10/01/2051
20,421,148
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2024 Series A (Aa1/AA+)
2,000,000 5.000
01/01/2054
2,037,555
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2024 Series I (Aa1/AA+)
3,000,000 5.000
12/01/2048
3,088,162
University of Massachusetts Building Authority Project RB Senior,
Series 2015-1 (Aa2/AA-)
9,000,000 5.000
11/01/2040
9,012,074
202,723,247
Michigan - 2.2%
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
7,100,000 5.000
07/01/2048
7,153,499
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
50,554,291 4.000
(a)
04/01/2044
39,507,001
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
290,000 5.000
04/01/2026
293,111
615,000 5.000
04/01/2027
632,078
645,000 5.000
04/01/2028
672,112
455,000 5.000
04/01/2029
479,745
710,000 5.000
04/01/2030
755,822
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
1,365,000 5.000
04/01/2030
1,453,094

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2021 A (Baa1/BBB) – (continued)
$ 835,000 5.000%
04/01/2034
$ 883,575
250,000 5.000
04/01/2038
257,684
1,500,000 5.000
04/01/2039
1,536,854
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
675,000 2.711
04/01/2026
666,609
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social
Bonds (Baa1/BBB)
1,250,000 5.250
05/01/2026
1,269,462
City of Detroit, County of Wayne, State of Michigan
Unlimited Tax GO Bonds, Series 2021A
(Tax-Exempt) (Social Bonds) (Baa1/BBB)
1,880,000 5.000
04/01/2037
1,951,500
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa1/BBB)
1,250,000 5.000
04/01/2035
1,314,010
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114 4.000
(a)
04/01/2044
1,997,544
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
11,295,000 3.655
(e)
07/01/2032
11,141,861
Great Lakes Water Authority Sewage Disposal System RR Senior
Lien Bonds Series 2018B (Aa3/AA-)
5,125,000 5.000
07/01/2029
5,553,190
Great Lakes Water Authority Water Supply System Revenue
Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
10,525,000 5.250
07/01/2035
10,689,108
Great Lakes Water Authority Water Supply System RR Senior Lien
Bonds, Series 2016C (Aa3/AA-)
17,775,000 5.250
07/01/2034
18,058,877
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
1,000,000 5.875
01/01/2044
967,640
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
460,000 4.000
11/15/2031
446,300
Lansing Board of Water and Light City of Lansing Michigan
Utility System Revenue and Revenue Refunding Bonds Series
2024A (Aa3/AA-)
10,000,000 5.250
07/01/2054
10,393,059
Michigan Finance Authority Act 38 Facilities Senior RB for The
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
1,850,000 5.500
02/28/2049
1,919,525
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
645,000 4.000
02/01/2042
535,326
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
3,700,000 4.000
11/15/2050
3,140,033
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000 4.000
02/15/2047
5,556,421
13,070,000 4.000
02/15/2050
11,274,732
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
14,970,000 3.750
(b)
12/01/2038
15,373,208
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2015C (A1/A+)
$ 400,000 5.000%
07/01/2034
$ 400,589
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Second Lien Series 2015 C (A1/A+)
2,600,000 5.000
07/01/2033
2,603,831
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2015 D-2
(A1/A+)
2,100,000 5.000
07/01/2034
2,100,081
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
870,000 3.500
09/01/2030
824,525
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
450,000 4.000
09/01/2045
350,329
3,350,000 4.000
09/01/2050
2,462,072
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
6,600,000 5.000
06/01/2040
6,680,554
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-1 Class 2 (NR/BBB+)
370,000 5.000
06/01/2049
365,396
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
101,825,000 0.000
(f)
06/01/2065
9,996,252
Michigan State Housing Development Authority Multifamily
Housing RB Series 2025 (Aa1/NR)
985,000 3.350
(a)(b)
09/01/2027
987,632
Michigan State Housing Development Authority Rental Housing
RB 2024 Series A (NON-AMT) (HUD SECT 8) (NR/AA+)
1,000,000 4.450
10/01/2044
970,288
Michigan State Housing Development Authority Single-
Family Mortgage RB Social Bonds 2024 Series D
(NON-AMT) (Aa2/AA+)
2,000,000 4.000
12/01/2039
1,900,316
4,500,000 4.350
12/01/2044
4,306,598
4,250,000 4.450
12/01/2049
3,994,936
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
7,350,000 3.875
(a)(b)
06/01/2053
7,087,583
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000 4.250
12/31/2038
23,692,002
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 1995 (Aa3/A)
7,500,000 1.450
09/01/2030
6,466,445
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 2008 (Aa3/A)
7,175,000 1.350
08/01/2029
6,386,076
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
40,075,000 0.000
(f)
06/01/2058
1,104,687
Universal Academy RB Refunding Series 2021 (NR/BBB-)
180,000 2.000
12/01/2026
174,953

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Universal Academy RB Refunding Series 2021
(NR/BBB-) – (continued)
$ 500,000 4.000%
12/01/2031
$ 488,487
1,100,000 4.000
12/01/2040
965,264
Warren Consolidated Schools GO Bonds Series 2016
(Q-SBLF) (NR/AA)
1,215,000 5.000
05/01/2026
1,236,606
Wayne County Airport Authority RB for Detroit Metropolitan
Wayne County Airport Series 2017 B (A1/A+)
400,000 5.000
12/01/2033
406,868
1,065,000 5.000
12/01/2034
1,080,381
650,000 5.000
12/01/2035
657,495
800,000 5.000
12/01/2036
807,124
880,000 5.000
12/01/2037
885,146
245,255,496
Minnesota - 0.2%
City of  Apple Valley, Minnesota Senior Housing RB  Apple Valley
Senior Housing, Inc. Orchard Path Phase III Project, Series
2025A (NR/NR)
550,000 5.500
09/01/2055
543,135
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
1,315,000 4.000
07/01/2031
1,263,332
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000 2.000
12/01/2029
2,212,205
2,940,000 2.000
12/01/2030
2,663,210
City of St Cloud RB Refunding for CentraCare Health System
Obligated Group Series 2019 (A2/NR)
675,000 5.000
05/01/2048
674,136
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital of Duluth Obligated Group) Series
2022A (NR/AA-)
450,000 5.000
06/15/2031
492,664
580,000 5.000
06/15/2033
631,888
Duluth Economic Development Authority Health Care Facilities
RB for St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
500,000 4.000
06/15/2034
511,676
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
2,160,000 4.250
02/15/2048
1,897,675
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
400,000 3.000
07/01/2025
400,000
360,000 3.000
07/01/2026
353,780
Duluth Independent School District No.709 COPS Refunding
Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000 5.000
02/01/2028
367,777
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
500,000 5.000
05/01/2047
425,790
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
165,000 4.000
12/01/2026
165,119
165,000 4.000
12/01/2027
164,133
205,000 4.000
12/01/2028
202,985
125,000 4.000
12/01/2029
122,980
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB
Refunding for College of St. Scholastica, Inc. Series 2019
(Baa3/NR) – (continued)
$ 250,000 4.000%
12/01/2030
$ 243,875
170,000 4.000
12/01/2031
164,158
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
5,650,000 4.000
12/01/2026
5,709,351
Minnesota State Trunk Highway GO Refunding Bonds Series 2017
E (Aaa/AAA)
1,680,000 3.000
10/01/2029
1,669,613
20,879,482
Mississippi - 0.2%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
9,500,000 2.650
(a)(b)
04/01/2037
9,359,640
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
660,000 5.000
(c)
10/01/2025
660,339
750,000 5.000
(c)
10/01/2026
756,739
800,000 5.000
(c)
10/01/2027
811,362
725,000 5.000
(c)
10/01/2028
738,803
825,000 5.000
(c)
10/01/2029
843,097
175,000 5.000
(c)
10/01/2030
179,089
1,400,000 5.000
(c)
10/01/2031
1,436,188
1,630,000 5.000
(c)
10/01/2033
1,645,034
Mississippi Home Corp. Single Family Mortgage RB Series 2025A
(GNMA/FNMA/FHLMC) (Aa1/NR)
7,780,000 4.800
12/01/2045
7,691,689
Mississippi Home Corporation Multifamily Housing RB
for Woodcrest Apartments Project Series 2024-1
(Aa1/NR) (PUTABLE)
1,675,000 5.000
(a)(b)
11/01/2028
1,735,211
Mississippi State GO Bonds Series 2015 F (Aa2/AA)
1,000,000 4.000
(d)
11/01/2025
1,003,551
26,860,742
Missouri - 0.6%
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000 4.000
03/01/2041
1,127,602
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000 2.500
10/01/2041
554,987
1,060,000 2.625
10/01/2046
617,213
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
1,650,000 5.000
05/15/2041
1,611,593
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Bjc Health System Series 2025A
(Aa2/AA)
5,500,000 4.000
04/01/2045
4,957,604
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
355,000 5.000
09/01/2029
363,406
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
800,000 5.000
02/01/2032
845,629

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR) – (continued)
$ 515,000 5.000%
02/01/2033
$ 545,397
555,000 5.000
02/01/2034
584,846
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
600,000 4.500
(c)
12/01/2029
599,131
Kansas City Industrial Development Authority Special Obligation
Bonds for Kansas City International Airport Series 2019 A
(A2/A)
4,865,000 5.000
03/01/2033
5,035,539
5,000,000 5.000
03/01/2034
5,156,423
Metropolitan St. Louis Sewer District Wastewater System
Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000 5.000
05/01/2047
3,887,807
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
2,585,000 5.000
09/01/2043
2,562,126
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
370,000 4.000
08/01/2036
340,231
475,000 4.000
08/01/2041
403,293
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
860,000 5.000
09/01/2027
874,500
1,065,000 5.000
09/01/2031
1,073,984
Missouri Health & Educational Facilities Authority RB Refunding
for Mosaic Health System Series 2019 A (A1/NR)
395,000 4.000
02/15/2037
384,799
615,000 4.000
02/15/2039
578,712
1,850,000 4.000
02/15/2044
1,625,751
Missouri Southern State University Auxiliary Enterprise System
RB Refunding Series 2021 (NR/NR)
335,000 3.000
10/01/2026
330,555
875,000 4.000
10/01/2031
849,865
Missouri Southern State University Auxiliary System RB Series
2019 A (AGM) (NR/AA)
275,000 5.000
10/01/2030
295,394
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
210,000 5.000
10/01/2026
214,744
210,000 5.000
10/01/2029
224,713
150,000 5.000
10/01/2032
159,907
240,000 4.000
10/01/2034
240,991
125,000 4.000
10/01/2035
125,828
150,000 4.000
10/01/2036
150,844
170,000 4.000
10/01/2037
169,842
145,000 4.000
10/01/2038
141,797
110,000 4.000
10/01/2039
105,050
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
250,000 3.000
05/01/2026
247,390
St. Louis Municipal Finance Corp. Leasehold RB for Convention
Center Expansion and Improvement Projects Series 2020
(AGM) (A1/AA)
6,000,000 5.000
10/01/2049
5,980,118
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
$ 1,880,000 4.050%
(a)(b)(h)
05/01/2038
$ 1,883,923
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-) (PUTABLE)
4,250,000 3.500
(a)(b)
05/01/2038
4,250,000
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
585,000 4.000
02/15/2038
558,996
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
2,515,000 4.000
(a)(b)
05/01/2051
2,530,825
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
1,500,000 5.000
(c)
06/01/2046
1,394,935
2,250,000 5.000
(c)
06/01/2054
2,007,125
The Industrial Development Authority of The City of
Kansas City, Missouri Airport Special Obligation Bonds
2,775,000 5.000
03/01/2049
2,745,566
The Industrial Development Authority of The City of Lee’s Summit
Missouri Senior Living Facilities RB John Knox Village Series
2024B-1 (NR/NR)
1,155,000 4.825
08/15/2047
1,132,990
The Industrial Development Authority of The City of Lee’s Summit
Missouri Senior Living Facilities RB John Knox Village Series
2024B-2 (NR/NR)
1,160,000 4.325
08/15/2047
1,136,867
The Industrial Development Authority of The City of St. Louis
Missouri Multifamily Housing RB The Brewery Apartments
Series 2025 (Aa1/NR)
2,000,000 3.150
(a)(b)
04/01/2046
1,993,033
The Industrial Development Authority of the City of St. Louis
Missouri Tax Increment and Special District RB Union Station
Phase 2 Redevelopment Project Series 2024A (NR/NR)
295,000 4.875
06/15/2034
293,908
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
1,000,000 5.000
(c)
10/01/2033
985,963
63,881,742
Montana - 0.2%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000 5.000
07/01/2029
596,401
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
10,130,000 3.900
(a)
03/01/2031
10,096,809
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
3,875,000 3.875
07/01/2028
3,931,391

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Montana – (continued)
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project Series 2025B-1
(NR/NR)
$ 5,450,000 4.625%
05/15/2031
$ 5,468,790
Montana Board of Housing Multifamily Housing RB for Aurora
Apartments Series 2024 (Aa1/NR)
1,675,000 3.320
(a)(b)
07/01/2046
1,676,334
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000 4.400
12/01/2049
1,391,944
1,000,000 4.450
12/01/2053
906,294
24,067,963
Nebraska - 0.3%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
7,750,000 5.000
(a)(b)
08/01/2055
8,202,953
Nebraska Educational Health Cultural & Social Services
Finance Authority RB Refunding for Immanuel Retirement
Communities Obligated Group Series 2019 A (NR/NR)
415,000 4.000
01/01/2033
413,005
2,000,000 4.000
01/01/2035
1,946,952
1,250,000 4.000
01/01/2036
1,205,109
1,185,000 4.000
01/01/2037
1,128,019
1,500,000 4.000
01/01/2038
1,407,935
2,000,000 4.000
01/01/2039
1,851,116
Nebraska Investment Finance Authority Single Family Housing RB
2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
7,500,000 4.500
09/01/2045
7,155,864
Omaha Public Power District Electric System RB 2023 Series A
(Aa2/AA)
2,755,000 5.250
02/01/2053
2,841,579
State of Nebraska State Highway Commission Highway
Improvement RB Series 2025A (NR/AAA)
5,550,000 4.000
06/15/2041
5,276,215
1,950,000 4.000
06/15/2042
1,815,531
33,244,278
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
175,000 3.500
06/01/2026
174,206
185,000 3.500
06/01/2027
183,627
135,000 3.500
06/01/2028
133,336
150,000 3.500
06/01/2029
145,657
160,000 3.250
06/01/2030
149,851
285,000 3.250
06/01/2031
261,652
380,000 3.500
06/01/2032
347,497
425,000 3.500
06/01/2033
383,203
915,000 3.500
06/01/2034
810,447
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
410,000 2.750
06/01/2033
350,764
730,000 2.750
06/01/2036
581,121
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
215,000 4.250
06/01/2034
207,234
215,000 4.625
06/01/2043
195,838
345,000 4.625
06/01/2049
304,021
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
$ 1,300,000 3.750%
(a)(b)
01/01/2036
$ 1,299,168
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000 5.000
06/15/2030
3,945,245
Clark County School District GO Bonds Series 2020 A
(AGM) (A1/AA)
100,000 5.000
06/15/2033
108,131
850,000 5.000
06/15/2034
914,222
855,000 4.000
06/15/2038
839,654
950,000 4.000
06/15/2039
919,975
700,000 4.000
06/15/2040
666,172
Clark County School District, Nevada GO
(Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000 5.000
06/15/2030
115,247
105,000 5.000
06/15/2032
114,213
Clark County School District, Nevada GO Limited Tax Building
Bonds, Series 2025A (AG) (A1/AA)
8,625,000 3.000
06/15/2044
6,706,840
Clark County, Nevada Airport System
Subordinate Lien Refunding RB
2,600,000 5.000
07/01/2026
2,658,098
Director of The State of Nevada Department of Business and
Industry Senior Subordinated Secured RB Brightline West
Passenger Rail Project Series 2025A (NR/NR)
3,150,000 9.500
(a)(b)(c)
01/01/2065
2,983,017
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
1,595,000 4.000
09/01/2035
1,439,002
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,205,000 4.000
09/01/2025
1,204,605
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016A
(NON-AMT) (A3/A)
3,000,000 3.550
10/01/2029
3,038,391
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016B
(NON-AMT) (A3/A)
2,845,000 3.550
10/01/2029
2,867,505
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
21,870,000 4.000
07/01/2049
18,664,311
Las Vegas Convention & Visitors Authority RB Refunding Series
2016 C (Aa3/AA-)
1,180,000 5.000
07/01/2026
1,207,361
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
640,000 5.000
07/01/2026
654,840
Las Vegas Convention & Visitors Authority RB Series 2018 B
(Aa3/AA-)
2,685,000 5.000
07/01/2043
2,694,303
Las Vegas Convention & Visitors Authority RB Series 2019 B
(Aa3/AA-)
1,195,000 5.000
07/01/2027
1,247,873
Nevada Housing Division Multi-Unit Housing RB Carville Park
Apartments Series 2024 (HUD SECT 8) (Aa1/NR)
1,535,000 5.000
(a)(b)
07/01/2028
1,592,856
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000 5.000
07/01/2040
1,716,760

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (NON-AMT) (A3/A) (PUTABLE)
$ 3,845,000 3.625%
(a)(b)
03/01/2036
$ 3,845,434
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016G (NON-AMT) (A3/A) (PUTABLE)
2,000,000 3.625
(a)(b)
03/01/2036
2,000,226
67,671,903
New Hampshire - 0.7%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
3,500,000 3.000
08/15/2046
2,580,192
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
8,635,000 4.000
12/01/2028
8,690,366
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,000,000 4.875
(c)
12/01/2033
1,986,542
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
4,700,000 4.000
01/01/2041
4,023,933
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
2,410,000 3.300
(a)(b)
06/01/2040
2,416,593
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015B (Aa1/AAA)
5,900,000 3.300
(a)(b)
06/01/2040
5,916,140
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
8,710,000 5.000
08/01/2032
9,003,335
1,135,000 5.000
08/01/2033
1,169,100
4,200,000 5.000
08/01/2034
4,308,271
7,085,000 5.000
08/01/2035
7,236,621
5,430,000 5.000
08/01/2036
5,525,517
5,975,000 5.000
08/01/2037
6,054,689
5,945,000 5.000
08/01/2038
6,007,465
2,535,000 5.000
08/01/2039
2,557,926
2,790,000 5.000
08/01/2040
2,813,826
New Hampshire Health and Education Facilities Authority RB,
Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000 5.000
06/01/2028
2,379,886
72,670,402
New Jersey - 3.7%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017
A (BAM ST AID WITHHLDG) (A2/AA)
250,000 5.000
03/01/2026
253,079
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
3,840,000 4.000
07/01/2053
3,233,793
City of Hoboken GO Bonds for Open Space Bonds and General
Improvement Bonds and Parking Utility Bonds Series 2022
(NR/AA+)
1,455,000 3.000
02/15/2049
1,080,365
1,455,000 3.000
02/15/2050
1,070,344
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
Hawthorne School District GO Bonds Series 2019
(BAM SCH BD RES FD) (NR/AA)
$ 1,100,000 3.000%
09/01/2034
$ 1,029,504
1,350,000 3.000
09/01/2035
1,236,037
1,350,000 3.000
09/01/2036
1,211,363
1,350,000 3.000
09/01/2037
1,182,862
1,350,000 3.000
09/01/2038
1,150,687
1,100,000 3.000
09/01/2039
916,336
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2032
502,334
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2016 AAA (A2/A-)
4,000,000 5.500
(d)
12/15/2026
4,163,569
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2018 EEE (A2/A-)
5,805,000 5.000
06/15/2028
6,147,240
10,295,000 5.000
06/15/2029
10,912,762
New Jersey Economic Development Authority RB Refunding
for Provident Group - Montclair Properties L.L.C. -
Montclair University Student Housing Project Series 2017
(AGM) (A1/AA)
1,300,000 5.000
06/01/2042
1,300,817
New Jersey Economic Development Authority RB Refunding for
School Facilities Construction Series 2018 FFF (A2/A-)
9,340,000 5.000
06/15/2029
9,900,456
New Jersey Economic Development Authority RB Refunding for
The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000 3.000
06/01/2032
756,382
1,545,000 5.000
06/01/2032
1,596,091
New Jersey Economic Development Authority School Facilities
Construction Bonds 2016 Series AAA (A2/A-)
6,415,000 5.000
(d)
12/15/2026
6,631,815
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS (A2/A-)
1,610,000 5.250
06/15/2036
1,772,217
1,675,000 5.250
06/15/2038
1,809,292
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
1,465,000 5.250
06/15/2037
1,597,105
1,675,000 5.250
06/15/2039
1,794,560
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB)
5,250,000 5.250
09/15/2029
5,251,778
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB)
2,600,000 5.625
11/15/2030
2,601,558
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
6,960,000 5.000
10/01/2047
6,689,691
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
5,380,000 5.000
06/15/2037
5,445,539

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
$ 10,325,000 5.375%
01/01/2043
$ 10,327,941
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
4,850,000 3.750
(a)(b)
11/01/2034
4,848,364
New Jersey Educational Facilities Authority Princeton University
RB, 2025 Series A-2 (Aaa/AAA)
12,500,000 5.000
(a)(b)
07/01/2064
13,981,534
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa1/BB-)
1,600,000 4.000
07/01/2042
1,100,400
New Jersey Educational Facilities Authority RB Refunding for The
College of New Jersey Series 2016 F (A2/A)
1,250,000 3.000
07/01/2040
992,709
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
4,375,000 4.125
07/01/2054
3,750,945
2,440,000 5.250
07/01/2054
2,503,491
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
5,220,000 5.250
07/01/2049
5,384,625
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
1,135,000 5.250
07/01/2054
1,168,699
New Jersey Housing & Mortgage Finance
Agency Multi-Family RB 2021 Series B
(NON-AMT) (HUD SECT 8) (HUD SECT 8) (NR/AA-)
1,910,000 0.900
11/01/2025
1,887,240
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
19,370,000 0.000
(f)
12/15/2036
12,118,740
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
290,000 0.000
(f)
12/15/2025
285,916
New Jersey Transportation Trust Fund Authority Federal Highway
Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
2,200,000 5.000
06/15/2027
2,240,853
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
4,805,000 0.000
(f)
12/15/2035
3,182,020
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
3,000,000 0.000
(f)
12/15/2035
1,986,693
11,270,000 0.000
(f)
12/15/2038
6,222,304
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
9,735,000 0.000
(f)
12/15/2026
9,323,783
1,325,000 0.000
(f)
12/15/2031
1,059,494
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-) – (continued)
$ 5,000,000 0.000%
(f)
12/15/2036
$ 3,128,224
1,495,000 0.000
(f)
12/15/2037
879,865
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
755,000 5.000
06/15/2046
750,946
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
20,405,000 0.000
(f)
12/15/2031
16,316,203
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
26,425,000 0.000
(f)
12/15/2036
16,532,664
33,225,000 0.000
(f)
12/15/2037
19,554,192
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
230,000 0.000
(f)
12/15/2033
168,224
30,275,000 0.000
(f)
12/15/2038
16,715,194
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
1,620,000 5.000
12/15/2039
1,654,076
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
735,000 5.000
06/15/2030
746,570
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
2,905,000 4.000
12/15/2031
2,955,424
2,070,000 5.000
12/15/2032
2,171,378
7,775,000 5.000
12/15/2034
8,057,549
8,840,000 5.000
12/15/2035
9,104,519
3,455,000 5.000
12/15/2036
3,542,671
2,410,000 4.250
12/15/2038
2,360,379
New Jersey Transportation Trust Fund Authority RB Series 2016
(A3/A+)
2,435,000 5.000
06/15/2030
2,472,640
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
8,320,000 5.000
12/15/2033
8,677,010
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
120,000 3.000
06/15/2050
84,255
New Jersey Transportation Trust Fund Authority Transporattion
System Bonds 2010 Series A (A2/A-)
5,000,000 0.000
(f)
12/15/2040
2,436,909
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (NR/NR)
3,510,000 4.500
(d)
12/15/2028
3,726,298
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series AA (NR/A-)
6,490,000 4.500
06/15/2049
6,132,387
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series BB (A2/A-)
1,645,000 5.000
06/15/2032
1,730,872
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
4,600,000 4.000
06/15/2045
4,120,254

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A2/A-)
$ 11,200,000 5.250%
06/15/2050
$ 11,510,921
New Jersey Transportation Trust Fund Authority Transportation
Program Notes 2014 Series BB-1 (A2/A-)
3,260,000 5.000
06/15/2032
3,430,179
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
3,060,000 5.000
06/15/2034
3,180,648
10,000,000 5.000
06/15/2037
10,232,121
3,000,000 5.250
06/15/2043
3,026,148
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
2,000,000 4.000
06/15/2044
1,804,352
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
6,255,000 0.000
(f)
12/15/2032
4,785,094
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
3,190,000 0.000
(f)
12/15/2029
2,761,520
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2019 Series A (A2/A-)
2,500,000 5.000
12/15/2032
2,657,362
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A2/A-)
3,000,000 4.000
06/15/2041
2,781,719
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A2/A-)
2,000,000 5.250
06/15/2041
2,106,054
3,000,000 5.250
06/15/2042
3,138,329
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
5,000,000 5.000
01/01/2027
5,164,928
New Jersey Turnpike Authority Turnpike  RB, Series 2024 C
(A1/AA-)
16,750,000 5.000
01/01/2044
17,409,630
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
3,000,000 4.000
01/01/2043
2,761,757
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,400,000 4.500
01/01/2048
1,354,316
4,725,000 5.250
01/01/2052
4,879,858
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.375
07/01/2053
903,148
Passaic County Improvement Authority Charter School RB
Paterson Charter School For Science and Technology Inc.
Project Series 2025 (Baa3/NR)
575,000 4.125
07/01/2033
575,313
South Jersey Port Corp. Subordinated Marine Terminal RB Series
2017 B (A3/NR)
1,020,000 5.000
01/01/2037
1,031,248
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
5,585,000 5.000
01/01/2048
5,504,531
South Jersey Transportation Authority RB Refunding Series 2019
A (AGM) (A1/AA)
725,000 5.000
11/01/2033
766,924
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
South Jersey Transportation Authority Transportation System
Revenue Refunding Bonds, 2025 Series A (BAM) (Baa2/AA)
$ 1,000,000 5.000%
11/01/2038
$ 1,057,951
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
16,425,000 5.000
06/01/2046
15,823,899
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
6,455,000 6.750
(c)
12/01/2041
4,108,932
410,378,912
New Mexico - 0.4%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
2,975,000 3.875
(a)(b)
06/01/2040
3,016,465
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
2,570,000 3.875
(a)(b)
06/01/2040
2,605,820
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,800,000 3.875
(a)(b)
06/01/2040
3,857,140
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
6,000,000 1.800
04/01/2029
5,501,521
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000 3.900
(a)(b)
06/01/2040
6,919,189
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
3,670,000 4.700
09/01/2049
3,541,731
New Mexico Municipal Energy Acquisition Authority Gas Supply
Revenue Refunding and Acquisition Bonds, Series 2025
(Aa1/NR)
6,000,000 5.000
(a)(b)
06/01/2054
6,359,144
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 4.000
09/01/2025
175,134
200,000 5.000
09/01/2029
213,779
450,000 5.000
09/01/2030
486,334
300,000 5.000
09/01/2031
322,945
350,000 5.000
09/01/2032
374,900
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
611,000 3.750
(c)
05/01/2028
606,557
2,070,000 4.000
(c)
05/01/2033
1,978,375
2,845,000 4.250
(c)
05/01/2040
2,565,099
38,524,133
New York - 8.7%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
2,470,000 5.250
04/01/2049
2,418,262

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+) – (continued)
$ 1,455,000 5.250%
04/01/2054
$ 1,402,805
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
1,255,000 5.250
04/01/2039
1,297,598
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
1,800,000 0.000
(f)
07/15/2044
664,590
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
10,840,000 5.000
07/15/2042
10,776,540
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
200,000 4.000
06/15/2027
201,345
200,000 4.000
06/15/2028
201,692
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
675,000 5.000
(c)
09/01/2039
653,694
525,000 5.000
(c)
09/01/2044
485,721
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/B+)
725,000 5.000
06/15/2042
635,343
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
600,000 5.000
07/01/2042
583,569
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
1,425,000 5.000
(c)
12/01/2041
1,275,846
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000 5.000
07/01/2042
2,489,965
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
270,000 4.000
(c)
06/15/2031
261,005
425,000 4.000
(c)
06/15/2041
356,457
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
1,520,000 4.000
(c)
06/15/2027
1,478,483
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
350,000 5.000
(c)
06/15/2033
364,942
425,000 5.250
(c)
06/15/2043
416,391
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
260,000 6.500
(c)
07/01/2032
272,505
2,500,000 6.500
(c)
07/01/2042
2,494,229
850,000 6.500
(c)
07/01/2052
823,398
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
900,000 9.750
(c)
07/01/2032
893,607
Build NYC Resource Corp. Tax-Exempt RB for Success Academy
Charter Schools Project Series 2024 (NR/A-)
2,110,000 5.000
09/01/2031
2,293,832
1,000,000 5.000
09/01/2033
1,074,723
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
750,000 4.750
06/15/2053
675,456
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
$ 3,155,000 5.000%
09/01/2032
$ 3,410,006
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
7,920,000 4.250
(a)(b)
04/01/2042
7,977,534
City of New Rochelle RB for Iona College Project Series 2015 A
(Baa2/BBB)
325,000 5.000
07/01/2025
325,000
335,000 5.000
07/01/2026
335,000
425,000 5.000
07/01/2027
425,000
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000 5.000
08/01/2026
2,916,130
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,945,000 5.000
08/01/2026
1,996,787
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4
(AGM) (Aa2/AA)
5,760,000 5.000
10/01/2026
5,927,439
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
1,905,000 5.000
09/01/2026
1,955,702
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
2,500,000 5.500
05/01/2046
2,633,092
3,900,000 4.500
05/01/2049
3,700,219
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000 4.000
03/01/2050
4,110,920
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
1,150,000 5.000
09/01/2037
1,193,117
Clinton County Capital Resource Corp. (A3/NR)
2,315,000 5.000
(c)
07/01/2037
2,431,896
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
2,900,000 5.000
(a)(b)
07/01/2028
3,011,020
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
2,050,000 5.250
07/01/2049
2,096,174
3,000,000 5.250
07/01/2054
3,054,009
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
900,000 5.250
05/01/2044
902,272
1,400,000 5.500
05/01/2049
1,408,935
2,800,000 5.500
05/01/2056
2,795,568
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2024A (Aa1/NR)
10,000,000 5.250
03/15/2049
10,367,981
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2025A (Aa1/NR)
37,280,000 5.000
03/15/2048
38,076,178
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000 3.250
03/15/2035
13,799,118

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024A (Aa1/NR)
$ 6,700,000 5.000%
03/15/2032
$ 7,551,218
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024B (Tax-Exempt) (Aa1/NR)
4,175,000 5.000
03/15/2049
4,243,743
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
5,000,000 5.000
07/01/2046
4,796,121
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,000,000 5.000
07/01/2045
993,579
Empire State Urban Development Corp. State Personal Income Tax
RB Series 2020E (NR/AA+)
500,000 4.000
03/15/2039
484,264
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
29,200,000 0.000
(c)(f)
06/01/2060
1,142,050
Freddie Mac Multifamily ML Certificates RB Pass Through Series
2017 A (Aa1/NR)
((SOFR + 0.614%))
6,575,565 4.921
(e)
01/25/2033
6,572,751
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
200,000 5.000
12/01/2025
200,927
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Series 2024A (NR/AA)
5,000,000 4.000
11/15/2051
4,385,821
Metropolitan Transportation Authority RB Green Bond Series 2015
A-2 (A2/NR)
2,500,000 5.000
(a)(b)
11/15/2045
2,642,277
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A2/A-)
645,000 5.000
11/15/2027
655,954
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A-)
9,325,000 4.750
11/15/2045
9,085,247
4,445,000 5.000
11/15/2050
4,399,567
1,800,000 5.250
11/15/2055
1,811,393
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A2/A-)
3,275,000 5.000
11/15/2029
3,534,024
1,450,000 5.000
11/15/2030
1,582,217
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 A-2 (A2/A-)
1,340,000 5.000
11/15/2027
1,394,647
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A2/A-)
2,465,000 4.000
11/15/2032
2,479,469
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A2/A-)
8,280,000 5.000
11/15/2037
8,878,207
1,665,000 5.000
11/15/2039
1,745,214
4,835,000 5.000
11/15/2040
5,025,184
4,190,000 4.000
11/15/2043
3,698,408
3,965,000 5.250
11/15/2049
4,050,195
Metropolitan Transportation Authority RB Refunding Series 2016
B (A2/A-)
545,000 5.000
11/15/2027
559,613
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A-)
$ 530,000 5.000%
11/15/2029
$ 542,811
755,000 5.250
11/15/2031
774,456
Metropolitan Transportation Authority RB Series 2016 C-1 (A2/A-)
595,000 5.000
11/15/2028
610,222
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000 5.000
11/15/2044
11,226,418
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
4,980,000 4.000
11/15/2047
4,260,359
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A-)
3,000,000 4.000
11/15/2047
2,564,640
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2021A-1 (A2/A-)
5,000,000 4.000
11/15/2047
4,237,322
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A-)
3,750,000 5.000
11/15/2027
3,928,401
400,000 5.000
11/15/2028
425,874
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017B (A2/A-)
1,655,000 5.000
11/15/2025
1,666,147
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A2/A-)
2,765,000 5.000
11/15/2027
2,896,541
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024A (A2/A-)
8,835,000 5.500
11/15/2047
9,237,789
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A-)
7,055,000 5.000
11/15/2038
7,513,889
1,400,000 5.250
11/15/2045
1,445,504
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
82,790,000 0.000
(f)
06/01/2060
4,701,346
New York City Housing Development Corp. Multi-Family Housing
RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000 3.700
(a)(b)
05/01/2064
10,137,101
New York City Industrial Development Agency RB for Churchill
School & Center for Learning Disabilities, Inc. Series 1999
(AGC) (NR/AA)
940,000 2.250
(a)
10/01/2029
880,696
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000 3.000
01/01/2039
3,345,836
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/AA)
6,025,000 4.000
03/01/2045
5,270,220
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,410,000 3.000
03/01/2036
2,188,784
2,555,000 3.000
03/01/2040
2,070,321
1,925,000 4.000
03/01/2045
1,737,382

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable
Rate Fiscal 2021 Series EE Subseries EE-1 and EE-2
(Aa1/AA+/A-1)
$ 25,440,000 3.600%
(a)(b)
06/15/2045
$ 25,440,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2018
Series Bb (Aa1/AA+)
11,150,000 5.000
06/15/2046
11,203,175
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series Aa Fiscal 2025 Subseries Aa-1 (Aa1/AA+)
3,850,000 5.000
06/15/2051
3,937,798
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2025
Series Aa Fiscal 2025 Subseries Aa-2 (Aa1/AA+)
2,500,000 5.000
06/15/2046
2,577,358
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2019
Series Ee, (Aa1/AA+)
1,000,000 4.000
06/15/2040
962,636
New York City Transitional Finance Authority Building Aid RB
Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
5,000,000 5.000
07/15/2032
5,047,400
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2018 Series B Subseries B-1
(Aa1/AAA)
18,400,000 5.000
08/01/2045
18,422,378
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
6,000,000 5.500
11/01/2045
6,348,857
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series D Subseries D-1
(Tax-Exempt) (Aa1/AAA)
2,000,000 5.000
11/01/2040
2,127,914
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1
(Tax-Exempt Bonds) (Aa1/AAA)
1,675,000 5.000
11/01/2038
1,814,978
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
1,325,000 5.000
11/01/2039
1,419,550
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series C Subseries C-1
(Aa1/AAA)
6,915,000 5.250
05/01/2049
7,196,575
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series F Subseries F-1
(Aa1/AAA)
6,285,000 5.000
11/01/2028
6,758,418
5,000,000 5.000
11/01/2032
5,634,576
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1
(Aa1/AAA)
830,000 4.000
05/01/2045
742,144
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2024 Series C
(Aa1/AAA)
$ 6,490,000 5.500%
05/01/2042
$ 7,027,841
16,685,000 5.250
05/01/2048
17,312,575
3,500,000 5.500
05/01/2053
3,687,509
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2025 Series D
(Aa1/AAA)
18,845,000 5.250
05/01/2048
19,645,298
New York Convention Center Development Corp. Revenue
Refunding Bonds Series 2015 (A2/NR)
3,755,000 5.000
11/15/2030
3,776,901
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000 0.000
(f)
06/01/2060
6,457,109
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
4,050,000 5.150
(c)
11/15/2034
4,050,246
9,000,000 5.375
(c)
11/15/2040
8,999,631
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
4,175,000 7.250
(c)
11/15/2044
4,177,664
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
25,360,000 5.000
(c)
11/15/2044
24,782,636
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
855,000 2.625
09/15/2069
786,127
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,070,000 2.800
09/15/2069
975,567
New York NY GO Bonds 2018 E-1 (Aa2/AA)
9,725,000 5.000
03/01/2044
9,789,214
New York Port Authority Consolidated Bonds 273rd Series
(Aa3/AA-)
7,835,000 4.000
07/15/2051
6,571,260
New York St Dorm Auth St Pers Income Tax Rev General Purpose
Bonds 2022 A (NR/NR)
450,000 5.000
03/15/2027
467,607
New York State Dormitory Authority General Purpose Personal
Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000 5.000
(d)
08/15/2026
2,620,467
New York State Dormitory Authority RB New York University
2001 (AMBAC) (Aa2/AA-)
945,000 5.500
07/01/2040
1,069,092
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
1,400,000 5.000
07/01/2033
1,449,867
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
100,000 3.560
07/01/2026
98,747
100,000 3.670
07/01/2027
97,897
40,000 3.760
07/01/2028
38,817
200,000 3.820
07/01/2029
192,037
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
970,000 5.000
07/01/2025
970,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph’s College Series 2020 A (NR/NR) – (continued)
$ 1,185,000 5.000%
07/01/2029
$ 1,198,798
745,000 5.000
07/01/2030
752,029
100,000 4.000
07/01/2031
95,151
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B3/B-)
540,000 5.000
07/01/2032
534,915
465,000 5.000
07/01/2034
456,371
1,005,000 5.000
07/01/2035
980,954
440,000 5.000
07/01/2036
426,928
545,000 4.000
07/01/2040
462,231
590,000 5.000
07/01/2041
561,287
2,315,000 4.000
07/01/2045
1,882,366
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
530,000 4.000
09/01/2036
512,996
500,000 4.000
09/01/2037
477,942
575,000 4.000
09/01/2038
540,292
615,000 4.000
09/01/2039
567,345
750,000 4.000
09/01/2040
679,911
New York State Dormitory Authority RB Refunding for St. John's
University Series 2021 A (A3/A-)
2,750,000 4.000
07/01/2048
2,307,274
New York State Dormitory Authority RB Refunding for State of
New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000 3.000
03/15/2038
3,845,516
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000 3.000
04/01/2042
849,820
1,550,000 3.000
04/01/2048
1,112,244
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020 A (Aa1/NR)
26,685,000 4.000
03/15/2043
24,470,764
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2020A (NR/NR)
10,000 4.000
(d)
09/15/2030
10,588
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/AA+)
9,995,000 4.000
03/15/2038
9,808,286
New York State Dormitory Authority State Personal Income Tax
Revenue General Purpose Bonds 2021 E (NR/NR)
5,000 4.000
(d)
03/15/2032
5,333
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,440,000 2.875
(a)(b)(c)
12/01/2044
1,350,402
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
750,000 2.750
(a)(b)
09/01/2050
746,982
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
2,960,000 1.100
(a)(b)
11/01/2061
2,822,542
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
2,025,000 3.450
(a)(b)
06/15/2054
2,027,893
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
4,465,000 3.350
(a)(b)
06/15/2054
4,461,567
New York State Thruway Authority General RB Series P (Aa3/A+)
1,700,000 5.000
01/01/2049
1,729,953
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Thruway Authority General RB Series P
(Aa3/A+) – (continued)
$ 1,965,000 5.250%
01/01/2054
$ 2,034,771
New York State Urban Development Corp. RB for State of New
York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000 3.000
03/15/2050
4,981,166
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000 4.000
03/15/2038
11,293,064
New York State Urban Development Corporation State Sales Tax
RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000 5.000
03/15/2051
8,117,941
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
1,000,000 4.000
12/01/2040
951,695
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (Baa1/NR)
2,500,000 5.000
12/01/2036
2,623,923
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
4,780,000 5.000
01/01/2027
4,850,302
310,000 5.000
01/01/2031
316,291
8,645,000 5.000
01/01/2033
8,784,321
3,800,000 5.000
01/01/2034
3,851,837
9,625,000 4.000
01/01/2036
9,026,362
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
2,850,000 5.000
01/01/2036
2,872,617
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
4,580,000 4.000
10/01/2030
4,500,458
10,215,000 5.000
10/01/2035
10,383,051
7,315,000 5.000
10/01/2040
7,275,087
9,800,000 4.375
10/01/2045
8,738,481
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
1,225,000 2.500
10/31/2031
1,057,776
600,000 4.000
10/31/2034
583,588
4,780,000 4.000
10/31/2041
4,211,092
New York Transportation Development Corp. RB for
Laguardia Gateway Partners LLC Series 2016 A
(AMT) (AGM-CR) (A1/AA)
1,500,000 4.000
07/01/2046
1,288,479
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
500,000 5.000
12/01/2028
524,438
500,000 5.000
12/01/2029
529,715
2,200,000 5.000
12/01/2036
2,256,192
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000 5.000
12/01/2032
177,168
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
690,000 5.000
07/01/2034
690,706
15,675,000 5.000
07/01/2041
15,675,450

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR) – (continued)
$ 14,050,000 5.000%
07/01/2046
$ 13,602,758
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
8,425,000 5.250
01/01/2050
8,300,441
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
2,490,000 5.000
06/30/2049
2,450,858
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
2,225,000 6.000
06/30/2054
2,298,409
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2022
(Baa1/NR)
500,000 5.000
12/01/2027
518,062
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
5,350,000 5.500
06/30/2054
5,384,501
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa2/BBB-)
750,000 6.000
04/01/2035
815,815
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
2,250,000 5.000
08/01/2031
2,250,012
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
5,890,000 5.250
08/01/2031
6,020,519
5,675,000 5.375
08/01/2036
5,786,683
New York Transportation Development Corp. Special Facility RB
Series 2021 (NR/NR)
4,060,000 3.000
08/01/2031
3,731,534
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
2,375,000 5.000
08/01/2026
2,375,041
New York Transportation Development Corporation
(Terminal 4 John F. Kennedy International Airport Project)
Special Facility RB, Series 2020C (Baa1/BBB)
1,250,000 5.000
12/01/2029
1,339,607
New York Transportation Development Corporation Special
Facilities  RB, Series 2024  (AMT) (AG) (A1/AA)
8,375,000 5.000
06/30/2054
8,113,866
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
420,000 4.000
12/01/2033
423,786
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
1,065,000 4.000
12/01/2034
1,069,912
670,000 4.000
12/01/2035
668,215
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA) – (continued)
$ 1,135,000 4.000%
12/01/2036
$ 1,119,972
1,260,000 3.000
12/01/2039
1,007,157
840,000 3.000
12/01/2040
654,090
6,270,000 4.000
12/01/2049
5,441,280
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
345,000 4.000
07/01/2039
275,828
4,225,000 3.000
07/01/2044
2,590,577
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
1,585,000 6.000
(c)
09/01/2043
1,667,342
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
4,720,000 4.000
07/01/2035
3,915,229
Port Authority of New York & New Jersey Consolidated RB Series
221 (Aa3/AA-)
2,000,000 4.000
07/15/2045
1,736,902
1,500,000 4.000
07/15/2050
1,261,138
Port Authority of New York and New Jersey Consolidated Bonds
242nd Series (Aa3/AA-)
1,500,000 5.000
12/01/2026
1,537,380
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
5,000,000 3.000
10/01/2027
4,957,012
1,555,000 3.000
10/01/2028
1,531,714
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
4,020,000 5.250
08/01/2047
4,081,434
Power Authority of The State of New York Green Transmission
Project RB, Series 2023A (AGM) (Aa3/AA)
1,500,000 5.000
11/15/2053
1,514,496
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,200,000 4.250
05/01/2052
5,431,645
5,225,000 5.000
05/01/2052
5,176,881
State of New York Dormitory Authority Personal Income Tax RB
Series 2018A (Aa1/NR)
10,200,000 4.000
03/15/2048
8,849,686
State of New York Dormitory Authority Personal Income Tax RB
Series 2019D (Aa1/NR)
10,000,000 4.000
02/15/2047
8,897,317
State of New York Dormitory Authority Personal Income Tax RB
Series 2021A (NR/AA+)
10,215,000 4.000
03/15/2038
10,041,074
8,175,000 4.000
03/15/2040
7,788,077
State of New York Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
6,800,000 4.000
03/15/2046
6,075,799
8,700,000 4.000
03/15/2047
7,728,332
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,070,000 5.000
07/01/2027
1,079,582
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1
(NR/BBB-)
3,160,000 4.000
06/01/2050
2,844,884

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
The Port Authority of New York and New Jersey Consolidated
Bonds, Two Hundred Sixth Series (Aa3/AA-)
$ 2,000,000 5.000%
11/15/2042
$ 1,999,909
Triborough Bridge & Tunnel Authority General Revenue Bond
Series 2022A (Aa3/AA-)
5,900,000 5.500
11/15/2057
6,142,325
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000 4.250
05/15/2058
7,276,273
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
25,000,000 5.000
03/01/2028
26,406,860
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(A1/SP-1+)
25,000,000 5.000
02/01/2028
26,473,860
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Real Estate Transfer Tax  RB, Series 2025A (A1/A+)
5,850,000 5.000
12/01/2050
5,936,678
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
4,800,000 5.250
05/15/2059
4,964,752
Westchester County Local Development Corporation RB for New
York Blood Center Project Series 2024 (Baa1/NR)
3,055,000 5.000
07/01/2035
3,285,804
845,000 5.000
07/01/2038
887,538
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
195,000 4.000
10/15/2029
193,429
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
610,000 4.000
10/15/2030
604,781
967,394,817
North Carolina - 0.8%
Charlotte Douglas International Airport RB Series 2023A
(NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000 5.000
07/01/2048
6,709,385
City of  Charlotte, North Carolina Charlotte Douglas
International  Airport  RB, Series 2017A
(NON-AMT) (Aa3/NR)
1,000,000 5.000
07/01/2047
1,001,310
City of Mebane Combined Utilities RB Series 2024 (Aa3/AA-)
1,800,000 4.000
08/01/2049
1,580,000
Columbus County Industrial Facilities & Pollution Control
Financing Authority Environmental Improvement and
Refunding RB for International Paper Company Project Series
2019A (NR/BBB) (PUTABLE)
1,100,000 3.450
(a)(b)
11/01/2033
1,082,344
Columbus County Industrial Facilities & Pollution Control
Financing Authority Refunding RB for International Paper
Company Project Series 2019B (NR/BBB) (PUTABLE)
1,400,000 3.450
(a)(b)
11/01/2033
1,377,529
County of Mecklenburg GO Bonds for Public Improvement Series
2018 (Aaa/AAA)
5,250,000 5.000
03/01/2029
5,568,819
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000 5.000
05/01/2026
1,844,614
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
$ 1,000,000 5.000%
07/01/2028
$ 1,047,136
3,050,000 5.500
07/01/2052
3,133,070
Greater Asheville Regional Airport Authority Airport System RB,
Series 2023  (AMT) (AG) (A1/AA)
1,210,000 5.250
07/01/2041
1,247,188
North Carolina Capital Facilities Finance Agency Revenue
Refunding Bonds Duke University Project Series 2016B
(Aa1/AA+)
2,790,000 5.000
10/01/2044
2,811,174
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
2,735,000 5.000
12/31/2037
2,736,131
North Carolina Housing Finance Agency
Home Ownership RB Series 54-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000 4.550
07/01/2044
1,449,369
North Carolina Housing Finance Agency
Home Ownership RB Series 55-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
9,730,000 4.350
01/01/2044
9,324,993
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn at
Maryfield Series 2015 (NR/NR)
3,875,000 5.000
10/01/2035
3,777,925
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
2,850,000 5.000
(a)(b)
06/01/2055
3,070,984
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
680,000 4.000
09/01/2041
590,260
325,000 4.000
09/01/2046
261,497
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
270,000 5.000
03/01/2027
274,263
255,000 5.000
03/01/2028
261,564
250,000 4.000
03/01/2029
249,863
260,000 4.000
03/01/2030
259,249
270,000 4.000
03/01/2031
268,374
725,000 4.000
03/01/2036
689,496
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,355,000 5.000
10/01/2040
1,296,625
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000 3.000
07/01/2045
4,697,132
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
1,905,000 4.000
09/01/2041
1,682,201
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000 3.000
07/01/2026
582,569
1,785,000 3.000
07/01/2027
1,745,752
1,040,000 4.000
07/01/2030
1,029,158
1,080,000 5.000
07/01/2031
1,106,223
1,110,000 5.000
07/01/2032
1,133,364
1,375,000 5.000
07/01/2033
1,400,187

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Series 2024A (NR/NR)
$ 750,000 5.000%
10/01/2044
$ 743,374
North Carolina Turnpike Authority RB Senior Lien for Triangle
Expressway Series 2019 (AGM) (NR/AA)
3,000,000 3.000
01/01/2042
2,281,195
5,325,000 5.000
01/01/2049
5,327,547
North Carolina Turnpike Authority Triangle Expressway System
Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000 5.000
01/01/2049
9,339,536
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa3/AA)
2,410,000 5.000
(a)(b)
01/15/2049
2,650,786
85,632,186
North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
4,125,000 4.000
12/01/2035
3,918,160
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,875,000 3.000
12/01/2051
1,263,266
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000 3.000
05/01/2041
762,643
2,750,000 3.000
05/01/2046
1,724,721
7,668,790
Ohio - 2.1%
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1
(A1/A+)
7,110,000 5.000
(a)(b)
10/01/2049
7,353,631
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
5,070,000 3.000
06/01/2048
3,537,863
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
21,175,000 5.000
06/01/2055
18,052,251
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-)
440,000 5.000
06/01/2034
455,433
310,000 4.000
06/01/2037
294,671
2,655,000 4.000
06/01/2038
2,483,475
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
37,685,000 0.000
(f)
06/01/2057
3,496,011
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
6,710,000 4.000
06/01/2048
5,559,484
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB)
7,195,000 5.375
09/15/2027
7,198,610
Columbus Regional Airport Authority John Glenn Columbus
International Airport Airport RB Series 2025A (AMT) (A2/A)
2,000,000 5.000
01/01/2030
2,123,778
3,600,000 5.000
01/01/2031
3,847,727
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Columbus Regional Airport Authority John Glenn Columbus
International Airport Airport RB Series 2025A
(AMT) (A2/A) – (continued)
$ 2,890,000 5.000%
01/01/2032
$ 3,106,565
3,000,000 5.000
01/01/2033
3,226,082
2,120,000 5.000
01/01/2034
2,275,815
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
2,525,000 7.000
(c)
07/01/2053
2,465,665
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
1,955,000 5.000
05/15/2032
1,945,181
County of Cuyahoga Hospital RB Series 2017 (Baa2/BBB)
6,500,000 5.000
02/15/2037
6,501,094
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa2/BBB)
7,475,000 5.500
02/15/2052
7,314,177
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000 4.000
09/01/2040
338,843
625,000 4.000
09/01/2045
492,749
850,000 5.000
09/01/2049
768,540
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
3,210,000 5.000
07/01/2035
3,289,714
3,915,000 5.000
07/01/2036
3,971,589
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
5,000 4.000
(d)
07/01/2028
5,318
4,220,000 4.000
07/01/2040
3,596,878
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
3,680,000 5.250
11/15/2040
3,568,489
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba1/BB)
11,225,000 5.250
11/15/2048
10,808,257
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds, Series 2024 (Baa1/NR)
2,000,000 5.250
09/01/2049
2,011,502
County of Warren Ohio Hospital Facilities Refunding RB Series
2024A (NR/NR)
1,755,000 5.000
05/15/2034
1,849,955
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
7,325,000 5.250
02/15/2047
7,049,149
5,475,000 5.000
02/15/2052
5,025,120
760,000 5.000
02/15/2057
700,785
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
10,000,000 8.223
02/15/2040
11,075,761
Cuyahoga Metropolitan Housing Authority RB for Social Bonds
Series 2021 (HUD SECT 8) (NR/A+)
3,550,000 2.000
12/01/2031
3,092,306
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
2,000,000 3.750
12/01/2038
1,636,235

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
$ 325,000 5.000%
12/01/2026
$ 328,770
325,000 5.000
12/01/2027
331,595
425,000 5.000
12/01/2028
436,316
400,000 5.000
12/01/2029
412,424
680,000 5.000
12/01/2030
699,349
800,000 5.000
12/01/2031
820,092
660,000 5.000
12/01/2032
673,893
1,170,000 5.000
12/01/2033
1,189,594
1,725,000 5.000
12/01/2035
1,739,696
650,000 5.000
12/01/2037
647,481
1,630,000 5.000
12/01/2038
1,602,680
2,000,000 5.000
12/01/2051
1,773,970
Little Miami Local School District Counties of Warren and
Clermont Ohio School Improvement Unlimited Tax GO Bonds
Series 2018A (SD CRED PROG) (Aa1/AA+)
1,000,000 5.000
11/01/2043
978,710
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
250,000 4.000
12/01/2035
242,125
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,500,000 4.250
(a)(b)
11/01/2039
3,536,944
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
14,000,000 4.250
(a)(b)
11/01/2040
14,155,540
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
700,000 4.500
(c)
01/15/2048
631,546
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (NR/BBB-)
1,100,000 3.375
(a)
08/01/2029
1,070,380
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
925,000 2.875
02/01/2026
916,466
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,305,000 2.875
02/01/2026
2,283,735
Ohio Air Quality Development Authority RB Refunding for Ohio
Valley Electric Corp. Series 2019 A (Baa3/NR)
3,130,000 3.250
09/01/2029
3,058,675
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014A (Baa2/BBB)
2,500,000 2.400
(a)(b)
12/01/2038
2,350,359
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014B (Baa2/BBB)
3,500,000 2.600
(a)(b)
06/01/2041
3,304,509
Ohio Higher Educational Facility Commission RB for University
Circle, Inc. Series 2020 (A3/NR)
1,245,000 5.000
01/15/2035
1,289,270
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
1,260,000 5.000
12/01/2042
1,208,068
1,250,000 5.000
12/01/2045
1,162,568
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for
Xavier University Series 2020 (Baa1/NR)
$ 695,000 4.000%
05/01/2037
$ 666,732
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
1,500,000 3.400
(a)(b)
07/01/2042
1,502,975
Ohio Housing Finance Agency Multifamily Housing RB Haven'S
Edge Apartments Project Series 2025A (NR/NR)
1,325,000 5.700
(c)
08/01/2043
1,340,559
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
2,470,000 4.650
09/01/2049
2,366,376
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
900,000 5.000
01/15/2040
913,643
Ohio State Higher Educational Facilities Commission Hospital RB
Project Series 2020 (A3/NR)
1,260,000 5.000
01/15/2033
1,316,207
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
925,000 5.000
(c)
12/01/2033
925,079
1,795,000 5.000
(c)
12/01/2038
1,701,688
2,725,000 5.000
(c)
12/01/2048
2,379,966
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
1,500,000 4.375
(a)(b)
06/15/2056
1,478,733
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
1,190,000 5.000
12/01/2044
1,138,925
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
390,000 3.750
(c)
12/01/2031
391,208
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000 5.000
12/01/2046
3,387,459
State of Ohio Higher Educational Facilities Senior Lien Hospital
Bonds Series 2020 (A3/NR)
1,140,000 5.000
01/15/2037
1,170,233
State of Ohio Higher Educational Facility Commission State of
Ohio Higher Educational Facility RB Xavier University 2024
Project (Baa1/NR)
785,000 5.000
05/01/2040
805,537
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,500,000 5.750
09/01/2037
1,537,396
1,500,000 6.000
09/01/2042
1,514,056
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
715,000 5.000
05/01/2041
727,318
840,000 5.000
05/01/2042
846,965
State of Ohio Higher Educational Facility Refunding RB for Xavier
University 2025 Project Forward Delivery (Baa1/NR)
2,710,000 5.000
05/01/2043
2,712,372
3,590,000 5.000
05/01/2044
3,560,778
2,360,000 5.000
05/01/2045
2,316,515
State of Ohio Hospital RB, Series 2020 Premier Health Partners
Obligated Group (Baa1/NR)
1,270,000 4.000
11/15/2041
1,114,390

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
$ 3,500,000 4.000%
01/01/2038
$ 3,251,462
960,000 4.000
01/01/2041
847,052
Trinity Health Credit Group County of Franklin Ohio RB Series
2017Oh (Aa3/AA-)
2,120,000 5.000
12/01/2046
2,092,257
229,369,339
Oklahoma - 0.6%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000 2.000
11/01/2029
3,523,266
Independent School District Number 69 Canadian County,
Oklahoma Mustang School District GO Building Bonds,
Series 2025A (NR/AA-)
1,510,000 4.000
06/01/2027
1,537,731
2,780,000 4.000
06/01/2028
2,859,298
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
925,000 4.000
09/01/2045
666,961
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA)
3,300,000 5.000
07/01/2026
3,373,662
3,400,000 5.000
07/01/2027
3,554,033
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA)
650,000 5.000
07/01/2026
664,509
500,000 5.000
07/01/2027
522,652
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
1,450,000 5.000
09/01/2032
1,513,135
2,700,000 5.000
09/01/2035
2,774,417
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba2/BB)
2,125,000 5.000
08/15/2029
2,201,364
5,000,000 5.500
08/15/2057
4,893,808
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000 4.000
08/15/2048
3,204,740
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba2/BB)
2,725,000 5.500
08/15/2052
2,688,216
Oklahoma Housing Finance Agency Collateralized RB Trinity
Trails Project Series 2025 (HUD SECT 8) (Aa1/NR)
1,500,000 3.200
(a)(b)
10/01/2042
1,496,731
Oklahoma Turnpike Authority Oklahoma Turnpike System
Refunding Second Senior RB Series 2025B (Aa3/AA-)
3,000,000 5.000
(h)
01/01/2037
3,254,219
1,850,000 5.000
(h)
01/01/2038
1,983,166
1,475,000 5.000
(h)
01/01/2039
1,591,354
1,000,000 5.000
(h)
01/01/2040
1,064,588
1,750,000 5.000
(h)
01/01/2041
1,832,547
2,000,000 5.000
(h)
01/01/2042
2,075,593
Oklahoma Turnpike Authority Oklahoma Turnpike System Second
Senior RB Series 2023 (Aa3/AA-)
4,000,000 5.500
01/01/2053
4,170,660
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Payne County Economic Development Authority Educational
Facilities Lease RB Stillwater Public Schools Project Series
2024 (BAM) (A3/AA)
$ 2,105,000 5.000%
09/01/2026
$ 2,152,383
1,740,000 5.000
09/01/2027
1,814,260
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
6,825,000 6.250
12/01/2035
7,538,461
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
1,830,000 6.500
05/01/2035
1,839,885
64,791,639
Oregon - 0.4%
City of Cannon Beach Full Faith and Credit Obligations Series
2024 (NR/AA)
750,000 4.000
06/01/2054
655,375
City of Forest Grove Oregon Campus Improvement Revenue
Refunding Bonds Pacific University Series 2022A Forward
Delivery (NR/BBB)
1,175,000 5.000
05/01/2033
1,207,849
City of Portland Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2025 Series A (Aa2/AA)
1,125,000 5.000
10/01/2042
1,190,285
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000 5.000
12/01/2035
6,090,898
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2025 Series A (Aa2/AA)
3,000,000 5.000
10/01/2049
3,079,691
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000 5.125
11/15/2040
234,747
120,000 5.250
11/15/2050
110,135
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
1,385,000 3.500
03/01/2029
1,340,643
1,540,000 3.750
03/01/2032
1,443,002
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
1,875,000 5.000
08/15/2045
1,859,894
Oregon State Facilities Authority RB Refunding for Reed College
Project Series 2017 A (NR/NR)
8,895,000 5.000
(d)
07/01/2027
9,296,207
Oregon State Facilities Authority RB Refunding for Samaritan
Health Services, Inc. Obligated Group Series 2020 A
(NR/BBB+)
525,000 5.000
10/01/2029
552,083
225,000 5.000
10/01/2035
232,949
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000 4.000
07/01/2047
1,852,908
Port of Portland Portland International Airport RB Series Thirty A
(AMT) (NR/AA-)
2,440,000 5.250
07/01/2049
2,486,079
Port of Portland RB for International Airport Series 2019 25-B
(NR/AA-)
1,365,000 5.000
07/01/2033
1,423,867
1,000,000 5.000
07/01/2034
1,038,186
1,000,000 5.000
07/01/2035
1,031,894

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
State of Oregon GO Refunding Bonds for Higher Education Series
2021 H (Aa1/AA+)
$ 1,175,000 1.250%
08/01/2027
$ 1,125,000
860,000 1.375
08/01/2028
808,983
875,000 1.500
08/01/2029
808,936
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
4,500,000 5.250
08/01/2049
4,422,930
Warm Springs Reservation Confederated Tribe Hydroelectric RB
Refunding for Pelton-Round Butte Project Series 2019 B
(A3/NR)
190,000 5.000
(c)
11/01/2034
200,844
500,000 5.000
(c)
11/01/2036
523,716
Washington County School District No. 1 GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
4,155,000 5.000
06/15/2029
4,321,299
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,625,000 5.000
11/15/2051
1,315,612
48,654,012
Pennsylvania - 3.7%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
900,000 5.000
11/15/2033
913,182
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
2,470,000 5.000
06/01/2034
2,581,086
1,450,000 5.000
06/01/2039
1,475,729
1,750,000 5.000
06/01/2044
1,701,808
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
1,000,000 5.250
09/01/2035
983,097
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018
A (NR/A)
5,145,000 5.000
04/01/2030
5,369,390
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
18,400,000 4.000
04/01/2044
16,099,501
Allegheny County Hospital Development Authority UPMC RB
Series 2019A (A2/A)
6,230,000 4.000
07/15/2038
5,844,618
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
2,750,000 5.125
05/01/2030
2,889,528
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
75,000 5.000
05/01/2026
75,575
525,000 5.000
05/01/2027
539,434
700,000 5.000
05/01/2029
734,754
750,000 5.000
05/01/2030
793,068
750,000 5.000
05/01/2031
798,631
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
700,000 5.250
(c)
05/01/2032
712,027
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
$ 955,000 5.000%
(c)
05/01/2027
$ 977,835
2,100,000 5.000
(c)
05/01/2032
2,131,551
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
700,000 5.000
(c)
05/01/2028
720,949
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
900,000 5.000
05/01/2033
955,472
1,000,000 5.000
05/01/2034
1,056,705
900,000 5.000
05/01/2035
947,487
1,000,000 5.000
05/01/2036
1,045,024
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022 forward
Delivery (Baa3/NR)
750,000 5.000
05/01/2032
799,619
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds Series of 2024
(ST AID WITHHLDG) (Aa2/NR)
695,000 5.000
08/01/2039
744,906
1,090,000 5.000
08/01/2040
1,158,835
255,000 5.000
08/01/2041
268,627
2,625,000 5.000
08/01/2043
2,715,106
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds, Series 2024
(ST AID WITHHLDG) (Aa2/NR)
2,295,000 5.000
08/01/2042
2,394,413
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/B+)
325,000 5.000
07/01/2025
325,000
420,000 5.000
07/01/2026
420,447
425,000 5.000
07/01/2027
435,833
450,000 5.000
07/01/2028
466,497
475,000 5.000
07/01/2029
496,698
650,000 5.000
07/01/2030
684,407
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000 5.000
10/01/2030
102,237
350,000 5.000
10/01/2031
357,217
410,000 5.000
10/01/2033
416,903
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
900,000 6.000
(c)
10/15/2052
895,447
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000 4.000
12/01/2046
8,865,883
Chester County School Authority Chester County Pennsylvania
School Lease RB Chester County Intermediate Unit Project
Series of 2025 (Aa3/NR)
1,000,000 5.000
04/01/2041
1,040,591
1,000,000 5.000
04/01/2044
1,020,825
1,000,000 5.000
04/01/2045
1,019,748
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+)
500,000 4.000
05/01/2036
464,801

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+) – (continued)
$ 595,000 4.000%
05/01/2041
$ 499,574
380,000 5.000
05/01/2047
346,965
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
2,075,000 4.000
03/01/2042
1,666,736
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
2,050,000 5.250
11/15/2042
2,135,285
Coatesville Area School District Chester County, Pennsylvania GO
Bonds, Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
4,650,000 5.250
11/15/2040
4,936,826
5,035,000 5.250
11/15/2041
5,296,065
3,150,000 5.250
11/15/2043
3,254,786
Coatesville School District GO Refunding Bonds Series 2017
(AGM ST AID WITHHLDG) (Aa3/AA)
1,000,000 5.000
08/01/2025
1,001,399
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
21,580,000 4.000
06/01/2039
20,160,228
Commonwealth of Pennsylvania COPS Series 2018 A (A1/A)
1,250,000 4.000
07/01/2046
1,105,788
Commonwealth of Pennsylvania GO Bonds 1st Series 2015
(Aa2/A+)
6,500,000 5.000
03/15/2033
6,503,953
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
11,450,000 4.000
08/15/2044
10,419,965
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/B-)
2,000,000 5.875
(c)
10/15/2040
1,543,701
6,375,000 6.250
(c)
10/15/2053
4,599,132
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/B-)
850,000 5.000
(c)
10/15/2034
682,088
Delaware County Authority RB for Villanova University Series
2015 (Aa3/AA-)
1,120,000 5.000
(d)
08/01/2025
1,121,708
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000 5.000
(c)
07/01/2031
1,475,534
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000 5.000
12/01/2038
709,780
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD SOFR + 0.77%)
15,800,000 0.907
(e)(g)
05/01/2037
14,788,572
General Authority of Southcentral Pennsylvania RB Refunding
WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000 4.000
06/01/2044
640,587
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
900,000 5.000
03/01/2040
811,028
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series A of 2024 (NR/NR)
900,000 5.000
05/01/2049
871,042
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2025 Luthercare Project Tax-Exempt (NR/NR)
$ 1,525,000 4.000%
12/01/2035
$ 1,489,133
825,000 5.000
12/01/2045
801,549
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
185,000 5.000
03/01/2026
185,709
150,000 5.000
03/01/2027
152,595
135,000 5.000
03/01/2028
138,423
160,000 5.000
03/01/2029
164,919
Latrobe Industrial Development Authority University RB
Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000 5.000
03/01/2031
181,174
300,000 5.000
03/01/2033
306,932
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,240,000 5.250
07/01/2044
2,952,046
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
850,000 5.000
07/01/2031
867,618
Montgomery County Higher Education & Health Authority RB
Refunding for Thomas Jefferson University Obligated Group
Series 2019 (A3/A)
1,000,000 4.000
09/01/2037
959,807
550,000 4.000
09/01/2038
522,867
1,000,000 4.000
09/01/2039
941,846
Montgomery County Higher Education and Health Authority
Commonwealth of Pennsylvania Arcadia University  RB,
Series of 2015 (NR/BBB-)
2,580,000 5.000
04/01/2029
2,579,860
Montgomery County Higher Education and Health Authority,
1,975,000 5.000
04/01/2030
1,974,140
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000 4.100
(a)(b)
04/01/2053
2,299,437
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
1,645,000 4.100
06/01/2029
1,693,450
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000 4.450
(a)(b)
10/01/2034
2,734,425
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
1,035,000 5.000
11/15/2045
1,013,499
Montgomery County Industrial Development Authority RB ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 C (NR/NR)
1,200,000 4.000
11/15/2043
1,047,885
Montgomery County Industrial Development Authority RB
Refunding for The Public School of Germantown Series 2021
A (NR/A-)
400,000 4.000
10/01/2036
375,925
400,000 4.000
10/01/2041
348,421

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
$ 955,000 5.000%
11/15/2049
$ 915,939
1,340,000 5.000
11/15/2055
1,264,663
Northampton County General Purpose Authority Hospital  RB,
Series 2024-B (Aa2/NR)
9,250,000 3.950
(a)(b)
08/15/2054
9,250,000
Northampton County General Purpose Authority Hospital RB
Series 2016A (A3/A-)
24,840,000 5.000
08/15/2046
24,160,114
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,000,000 5.000
11/01/2039
949,514
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2030
1,610,837
1,950,000 4.000
07/01/2033
1,945,434
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000 5.000
07/01/2038
4,262,662
Pennsylvania Economic Development Financing Authority RB for
The Pennsylvania Rapid Bridge Replacement Project Series
2015 (NR/BBB)
750,000 5.000
06/30/2042
732,969
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(A1/A+)
8,355,000 3.000
04/01/2039
6,948,751
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
1,800,000 4.000
07/01/2041
1,612,979
Pennsylvania Economic Development Financing Authority RB
Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,200,000 4.000
10/15/2040
1,106,410
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(a)(b)
10/01/2046
10,073,764
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000 1.100
(a)(b)
06/01/2031
5,836,193
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
4,874,092
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
6,650,000 5.750
06/30/2048
6,853,263
1,350,000 5.250
06/30/2053
1,350,280
10,000,000 6.000
06/30/2061
10,472,286
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025B (A2/A)
7,560,000 5.000
03/15/2032
8,251,226
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority UPMC
RB Series 2021A (A2/A)
$ 1,220,000 4.000%
10/15/2037
$ 1,169,498
Pennsylvania Economic Development Financing Authority Upmc
RB Series 2023A Subseries 2023A-1 (A2/A)
13,700,000 5.000
05/15/2031
14,865,196
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
2,200,000 4.000
04/15/2036
2,151,279
Pennsylvania Higher Educational Facilities Authority Duquesne
University of the Holy Spirit RB Series 2019 A (A2/A)
350,000 4.000
03/01/2037
349,989
675,000 5.000
03/01/2038
692,816
500,000 5.000
03/01/2039
510,857
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD SOFR + 0.60%)
580,000 3.655
(e)
07/01/2027
573,365
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series 2018 B (A2/NR)
9,995,000 5.250
12/01/2048
10,106,655
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
10,000,000 5.250
12/01/2044
10,104,809
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000 5.000
12/01/2036
4,492,069
750,000 5.000
12/01/2038
779,719
Pennsylvania Turnpike Commission Registration Fee Revenue
Refunding Bonds Series of 2023 (A1/AA-)
(SIFMA Municipal Swap Index Yield + 0.85%)
2,075,000 2.770
(b)(e)
07/15/2041
2,071,238
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series A of 2019 (A2/NR)
1,125,000 5.000
12/01/2044
1,128,158
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series B of 2017 Sub-Series B-1 of 2017 (A2/NR)
4,200,000 5.250
06/01/2047
4,225,763
Philadelphia Airport Revenue and Refunding Bonds Series 2021
(A1/NR)
5,750,000 5.000
07/01/2026
5,856,775
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
650,000 5.125
06/15/2042
617,305
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
255,000 4.000
06/15/2029
247,728
1,000,000 5.000
06/15/2039
931,414
Philadelphia Authority for Industrial Development RB for Mast
Community Charter School II Series 2020 A (NR/BBB)
435,000 5.000
08/01/2030
447,251
290,000 5.000
08/01/2040
287,635
Philadelphia Authority for Industrial Development RB Refunding
for Philadelphia Performing Arts Charter School Series 2020
(NR/BB+)
900,000 5.000
(c)
06/15/2040
861,581
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB)
1,300,000 5.000
(c)
06/15/2033
1,286,629

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority For Industrial Development The Children'S
Hospital of Philadelphia Project Hospital RB Series A of 2024
(Aa2/AA)
$ 18,180,000 5.500%
07/01/2053
$ 19,160,771
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
1,000,000 5.000
07/01/2028
1,022,146
Philadelphia IDA University RB for St. Joseph's University Project
Series 2022 (NR/A-)
2,500,000 5.250
11/01/2052
2,460,217
Philadelphia Redevelopment Authority City Service
Agreement  RB, Series B of 2024 (A1/A+)
725,000 5.000
09/01/2044
742,801
Philadelphia Redevelopment Authority City Service Agreement RB
for City of Philadelphia Neighborhood Preservation Initiative
Series B of 2024 (Tax-Exempt Social Bonds) (A1/A+)
1,215,000 5.000
09/01/2040
1,269,669
1,350,000 5.000
09/01/2041
1,399,158
500,000 5.000
09/01/2042
515,905
340,000 5.000
09/01/2043
349,674
Philadelphia School District GO Bonds Series 2015 A
(ST AID WITHHLDG) (Aa3/NR)
2,415,000 5.000
09/01/2027
2,422,432
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A
(AGM) (A1/AA)
150,000 5.000
09/01/2034
158,985
265,000 5.000
09/01/2035
279,507
300,000 5.000
09/01/2036
314,950
300,000 5.000
09/01/2037
313,420
Pittsburgh Water & Sewer Authority Subordinate RB Refunding
Series 2019 B (AGM) (NR/AA)
2,000,000 4.000
09/01/2034
2,033,464
School District of Haverford Township Delaware
County Pennsylvania GO Bonds Series of 2025
(ST AID WITHHLDG) (Aa2/NR)
1,210,000 5.000
03/15/2039
1,277,406
1,000,000 5.000
03/15/2040
1,048,924
1,000,000 5.000
03/15/2041
1,040,706
900,000 5.000
03/15/2043
927,771
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
265,000 5.000
11/15/2028
265,148
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2038
1,094,957
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
610,000 4.000
10/01/2029
586,268
425,000 5.000
10/01/2039
384,279
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
4,291,000 7.000
06/30/2039
3,764,453
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
3,083,000 0.000
(g)
06/30/2044
2,226,043
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
2,256,000 0.000
(g)
06/30/2044
1,281,820
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
$ 1,584,000 8.000%
06/30/2034
$ 1,616,223
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
786,000 6.000
06/30/2034
831,767
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
7,171,000 5.000
06/30/2039
6,619,715
The Hospitals and Higher Education Facilities
Authority of Philadelphia Hospital RB
3,190,000 5.000
07/01/2027
3,270,070
The Pittsburgh Water and Sewer Authority Water and Sewer System
Subordinate Revenue Refunding Bonds, Series B of 2019
(AGM) (NR/AA)
500,000 4.000
09/01/2035
503,423
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
200,000 6.000
(c)
07/01/2029
199,216
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
490,000 5.000
07/01/2030
512,533
408,865,819
Puerto Rico - 5.3%
GDB Debt Recovery Authority Bonds (NR/NR)
6,818,114 7.500
08/20/2040
6,530,409
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868 5.250
07/01/2038
1,288,174
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
4,000,000 5.000
(c)
07/01/2030
4,156,877
16,475,000 5.000
(c)
07/01/2035
16,924,853
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
5,580,000 5.000
(c)
07/01/2037
5,737,388
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
18,765,000 5.000
(c)
07/01/2047
18,210,817
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
900,000 5.000
(c)
07/01/2037
922,227
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
9,700,000 4.000
(c)
07/01/2042
8,423,938
Puerto Rico Commonwealth GO Bonds (NR/NR)
18,175,011 0.010
(a)(g)(i)
11/01/2043
11,177,632
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
8,400,038 0.010
(a)(g)(i)
11/01/2051
4,494,020
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
11,617,919 0.010
(a)(g)(i)
11/01/2051
7,333,811
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
3,400,000 5.375
07/01/2025
3,400,000
1,750,000 5.625
07/01/2027
1,800,903
10,915,508 5.625
07/01/2029
11,513,772
13,899,948 5.750
07/01/2031
14,992,831
23,153,085 0.000
(f)
07/01/2033
16,006,431
4,598,951 4.000
07/01/2033
4,486,870

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR) – (continued)
$ 3,601,382 4.000%
07/01/2035
$ 3,467,565
7,727,039 4.000
07/01/2037
7,361,959
12,189,086 4.000
07/01/2041
10,832,181
15,453,596 4.000
07/01/2046
13,203,795
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
5,465,000 5.000 *
07/01/2042
2,985,256
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
1,350,000 7.000 *
07/01/2033
737,438
11,365,000 6.750 *
07/01/2036
6,208,131
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972 10.000 *
07/01/2022
107,596
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,050,000 5.250 *
07/01/2031
573,563
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
4,075,000 5.250 *
07/01/2026
2,225,969
1,555,000 5.000 *
07/01/2028
849,419
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
590,915 10.000 *
01/01/2021
322,787
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
590,915 10.000 *
07/01/2021
322,787
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
196,972 10.000 *
01/01/2022
107,596
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
220,000 5.000 *
07/01/2025
120,725
10,835,000 5.000 *
07/01/2032
5,918,619
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
350,000 5.250
07/01/2029
351,068
215,000 5.250
07/01/2030
214,974
1,150,000 5.250
07/01/2032
1,143,404
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
4,585,000 5.500 *
07/01/2038
2,504,556
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
2,335,000 5.250 *
07/01/2035
1,275,494
17,660,000 5.250 *
07/01/2040
9,646,775
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
1,000,000 5.250 *
07/01/2019
546,250
1,365,000 5.250 *
07/01/2026
745,631
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
21,915,000 3.568
(e)
07/01/2029
20,945,169
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
3,250,000 5.000 *
07/01/2037
1,775,313
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
$ 2,185,000 6.500%
01/01/2041
$ 2,423,096
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds
Cofina, 2019 A-2A (NR/NR)
900,000 4.550
07/01/2040
862,658
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
9,420,000 4.550
07/01/2040
9,029,158
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
34,379,000 4.329
07/01/2040
32,258,637
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
17,225,000 0.000
(f)
07/01/2027
15,918,726
11,021,000 0.000
(f)
07/01/2029
9,405,360
19,009,000 0.000
(f)
07/01/2031
14,831,073
28,145,000 0.000
(f)
07/01/2033
20,005,798
59,197,000 0.000
(f)
07/01/2046
18,744,594
17,036,000 0.000
(f)
07/01/2051
3,953,081
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
125,536,000 4.329
07/01/2040
117,793,429
143,000 4.536
07/01/2053
124,225
18,720,000 4.784
07/01/2058
17,059,003
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
34,064,000 4.500
07/01/2034
34,062,314
18,568,000 4.750
07/01/2053
17,070,810
41,312,000 5.000
07/01/2058
38,838,580
584,275,515
Rhode Island - 0.3%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
1,250,000 5.250
09/15/2042
1,317,511
850,000 5.250
09/15/2043
890,256
500,000 5.250
09/15/2044
520,845
Rhode Island Health and Educational Building Corp. RB for
Cumberland Public School Financing Program Series 2023 A
(NR/AA+)
3,655,000 5.000
05/15/2048
3,759,622
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
3,125,000 5.250
05/15/2049
3,120,829
3,500,000 5.250
05/15/2054
3,467,679
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
5,025,000 4.125
05/15/2053
4,481,118
Rhode Island Health and Educational Building Corporation
Public Schools RB Financing Program RB Series 2024 A
(ST AID WITHHLDG) (NR/AA-)
10,000,000 5.000
05/15/2049
10,102,818
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000 5.000
10/01/2042
5,067,808

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
$ 4,060,000 4.450%
10/01/2044
$ 3,924,365
36,652,851
South Carolina - 0.9%
City of Charleston Waterworks & Sewer System Capital
Improvement RB Series 2022 (Aaa/AAA)
7,145,000 5.000
01/01/2052
7,330,085
Clemson University (Aa3/NR)
2,800,000 5.000
05/01/2050
2,899,133
Clemson University South Carolina Athletic Facilities RB Series
2025A (Aa3/NR)
1,000,000 5.000
05/01/2055
1,030,481
Lexington County School District No. 1/SC GO Refunding Bonds
Series 2019 A (SCSDE) (Aa1/AA)
1,000,000 5.000
02/01/2031
1,060,761
Lexington County School District No. 2 GO Bonds Series 2017 C
(SCSDE) (Aa1/AA)
1,000,000 5.000
03/01/2031
1,031,417
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS
(AMBAC) (A3/A-)
23,915,000 0.000
(f)
01/01/2027
22,798,267
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
410,000 3.000
(c)
11/01/2026
398,231
900,000 3.625
(c)
11/01/2031
793,761
1,165,000 3.750
(c)
11/01/2036
932,502
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
1,920,000 5.125
(c)
06/15/2042
1,756,524
South Carolina Jobs-Economic Development Authority Economic
Development RB Wofford College Project Series 2024
(NR/A-)
8,350,000 5.000
04/01/2034
9,151,784
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
4,125,000 4.000
11/01/2042
3,759,613
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
4,850,000 5.250
11/01/2044
4,993,711
South Carolina Jobs-Economic Development Authority Solid Waste
Disposal RB for Enerra South Carolina Project Series 2024
(Aa1/NR) (PUTABLE)
6,500,000 3.700
(a)(b)(c)
12/15/2027
6,489,133
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000 5.000
07/01/2037
3,815,973
South Carolina Public Service Authority Revenue Obligations 2016
Tax-Exempt Refunding, Series A (A3/A-)
4,805,000 5.000
12/01/2037
4,808,726
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
10,000,000 5.750
12/01/2047
10,639,177
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
$ 5,400,000 4.125%
12/01/2044
$ 4,904,383
South Carolina State Housing Finance and Development
Authority Mortgage RB, Series 2025 B
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
6,000,000 5.000
07/01/2050
5,956,555
South Carolina State Housing Finance and Development Authority
Multifamily Housing RB Poplar Square Apartments Project
Series 2025 (Aa1/NR)
1,125,000 5.000
(a)(b)
04/01/2028
1,161,788
1,120,000 5.000
(a)(b)
11/01/2028
1,167,942
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
500,000 5.000
04/15/2032
539,508
500,000 5.000
04/15/2033
536,940
500,000 5.000
04/15/2034
534,195
525,000 5.000
04/15/2035
558,163
600,000 4.000
04/15/2036
598,322
550,000 4.000
04/15/2037
540,035
525,000 4.000
04/15/2038
508,382
700,000 4.000
04/15/2039
666,825
750,000 4.000
04/15/2040
706,219
102,068,536
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
650,000 4.000
08/01/2041
554,040
1,200,000 4.000
08/01/2051
926,269
Rapid City Area School District No. 51-4 Limited Tax
Capital Outlay GO Refunding Bonds Series 2017 B
(ST AID WITHHLDG) (NR/AA+)
730,000 5.000
01/01/2026
737,564
2,217,873
Tennessee - 0.3%
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,800,000 4.000
07/01/2040
1,623,113
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
1,250,000 5.250
07/01/2049
1,268,386
1,000,000 5.500
07/01/2054
1,024,715
Knoxville's Community Development Corporation Collateralized
Multifamily Housing Bonds Scenic View at Hardin Valley
Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
2,250,000 3.500
(a)(b)
12/01/2029
2,265,790
Metropolitan Government Nashville & Davidson County Health
& Educational Facilities Board RB for Vanderbilt University
Medical Center Series 2016 A (NR/A)
700,000 5.000
07/01/2046
686,475
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (AMT) (A1/NR)
1,700,000 5.000
07/01/2026
1,731,568
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
355,000 4.500
(c)
06/01/2028
357,950

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A
(Aa1/NR)
$ 14,250,000 5.000%
(a)(b)
10/01/2054
$ 14,986,172
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County Tennessee
Multifamily Housing RB Burning Tree Apartments Project
Series 2025 (FHA 221(D)(4)) (Aa1/NR)
1,775,000 5.000
(a)(b)
10/01/2028
1,840,597
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aa1/NR) (PUTABLE)
1,550,000 3.850
(a)(b)
02/01/2048
1,552,845
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Tennessee
Multifamily Housing RB Trinity Flats Apartments Series
2024B (Aa1/NR)
1,360,000 3.650
(a)(b)
10/01/2046
1,370,707
The Health Educational and Housing Facility Board of The
City of Chattanooga Tennessee Collateralized Multifamily
Housing Bonds Espero Chattanooga Project Series 2023
(HUD SECT 8) (Aa1/NR)
360,000 3.000
(a)(b)
12/01/2043
358,548
The Sports Authority of The County of Hamilton and The City of
Chattanooga Public Facility RB for Stadium Project Series
2024A (NR/AAA)
1,750,000 5.750
12/01/2050
1,920,328
2,520,000 6.000
12/01/2055
2,797,192
33,784,386
Texas - 8.7%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
2,500,000 3.000
02/15/2042
2,012,038
Aldine Independent School District Harris County Texas UT
School Building and Refunding Bonds Series 2024B
(PSF-GTD) (Aaa/AAA)
3,975,000 4.000
02/15/2054
3,428,442
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000 4.250
(c)
06/15/2039
861,188
830,000 4.500
(c)
06/15/2044
747,792
915,000 4.750
(c)
06/15/2049
819,387
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,425,000 5.625
08/15/2052
1,090,125
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Baa3/NR)
1,050,000 4.500
08/15/2039
1,000,146
1,075,000 4.750
08/15/2044
985,897
750,000 5.000
08/15/2049
695,754
Arlington Higher Education Finance Corp. Harmony Public
Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000 4.000
02/15/2049
6,924,602
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
205,000 5.000
08/15/2025
205,029
190,000 5.000
08/15/2026
191,422
200,000 5.000
08/15/2027
202,851
80,000 5.000
08/15/2028
81,503
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB) – (continued)
$ 160,000 4.000%
08/15/2029
$ 157,085
165,000 4.000
08/15/2030
160,708
180,000 4.000
08/15/2031
173,692
Arlington Higher Education Finance Corporation Education RB for
Basis Texas Charter Schools Series 2023 (Ba2/NR)
2,285,000 4.875
(a)(b)(c)
06/15/2056
2,279,993
Arlington Independent School District UT School Building and
Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,125,000 5.000
02/15/2027
1,168,625
Austin Community College District Limited Tax Bonds Series 2023
(Aa1/AA+)
3,750,000 5.250
08/01/2053
3,880,486
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000 5.000
01/01/2029
1,366,579
Austin Independent School District UT School Building Bonds
Series 2023 (NON-PSF) (Aaa/NR)
5,670,000 5.000
08/01/2043
5,887,459
Bastrop County, Special Assessment RB, Series 2023 Double
Eagle Ranch Public Improvement District Improvement Area 1
Project (NR/NR)
1,000,000 5.250
(c)
09/01/2043
979,518
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
225,000 4.500
09/01/2031
226,739
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
4,325,000 3.020
(a)(b)
05/10/2045
4,281,839
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
3,075,000 4.000
(a)(b)
02/01/2054
3,147,833
Carrollton-Farmers Branch Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000 5.000
02/15/2026
1,620,819
1,925,000 5.000
02/15/2027
1,996,218
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A3/A+)
610,000 5.000
01/01/2036
641,860
645,000 5.000
01/01/2037
675,287
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A3/A+)
2,330,000 3.000
01/01/2046
1,736,140
Central Texas Regional Mobility Authority Senior Lien Revenue
Refunding Bonds Series 2021D (A3/A+)
1,100,000 4.000
01/01/2040
1,036,772
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport Joint RR Bonds Series 2023C (A1/AA-)
4,300,000 5.000
11/01/2030
4,615,770
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport, Joint RR and Improvement Bonds,
Series 2023B (A1/AA-)
1,000,000 5.000
11/01/2042
1,039,622

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of  Alvarado, Texas A Municipal Corporation of  The State
of  Texas Located In Johnson County Special Assessment  RB,
Series 2025 (NR/NR)
$ 359,000 4.500%
(c)
09/01/2032
$ 360,455
City of  Balch Springs, Texas Special Assessment  RB, Series 2025
(NR/NR)
652,000 4.625
(c)
09/15/2032
657,013
715,000 5.625
(c)
09/15/2045
718,284
City of  Blue Ridge, Texas, Special Assessment  RB, Series 2025
(NR/NR)
338,000 4.500
(c)
09/15/2032
339,856
City of  Boyd Texas A Municipal Corporation of  The State
of  Texas Located in Wise County Special Assessment  RB,
Series 2025 (NR/NR)
780,000 4.500
(c)
09/15/2032
784,497
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
135,000 5.750
(c)
09/01/2029
139,461
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
195,000 3.250
(c)
09/15/2026
191,562
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,402,000 5.750
(c)
09/01/2042
1,428,143
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
305,000 4.875
(c)
09/15/2031
305,670
400,000 5.500
(c)
09/15/2044
386,363
City of Anna Special Assessment RB for Woods at Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
781,000 5.625
(c)
09/15/2043
785,948
City of Aubrey Special Assessment RB for Aubrey Public
Improvement District No. 1 Project Series 2023 (NR/NR)
850,000 5.000
(c)
09/01/2030
862,455
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
776,000 5.250
(c)
09/01/2032
797,755
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
1,350,000 5.000
09/01/2037
1,440,245
1,250,000 5.000
09/01/2045
1,271,912
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
400,000 4.375
(c)
12/31/2030
396,280
550,000 4.625
(c)
12/31/2035
535,559
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000 5.000
11/15/2031
4,219,468
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000 5.000
11/15/2052
7,300,186
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000 5.000
11/15/2032
2,080,410
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
2,380,000 4.000
(c)
11/01/2028
2,339,847
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
$ 560,000 5.000%
(c)
11/01/2044
$ 524,157
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
777,000 5.375
(c)
11/01/2042
766,535
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,300,000 5.000
11/15/2038
1,383,685
2,250,000 5.000
11/15/2039
2,374,632
2,000,000 5.000
11/15/2040
2,097,882
City of Bastrop Texas A Municipal Corp. of The State of Texas
Located In Bastrop County Special Assessment RB Series
2025 (NR/NR)
493,000 4.250
(c)
09/01/2030
494,084
608,000 4.625
(c)
09/01/2035
606,587
621,000 5.375
(c)
09/01/2045
601,936
City of Beaumont Waterworks and Sewer System RB Series 2024
(BAM) (A1/AA)
525,000 5.000
09/01/2041
548,430
1,300,000 5.000
09/01/2042
1,347,854
1,000,000 5.000
09/01/2044
1,028,018
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
1,405,000 5.500
(c)
09/15/2053
1,353,773
City of Buda Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
1,500,000 5.875
(c)
09/01/2045
1,435,716
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
900,000 5.750
(c)
09/01/2033
892,405
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
125,000 2.500
(c)
09/01/2025
124,578
140,000 3.125
(c)
09/01/2030
130,623
180,000 3.250
(c)
09/01/2030
166,850
355,000 4.000
(c)
09/01/2040
302,558
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
88,000 2.500
(c)
09/01/2026
85,815
158,000 3.000
(c)
09/01/2031
141,904
329,000 3.375
(c)
09/01/2041
258,518
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
430,000 4.625
(c)
09/01/2032
422,783
704,000 4.875
(c)
09/01/2042
653,918
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
767,000 5.750
(c)
09/01/2043
757,738
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
168,000 2.750
(c)
09/01/2027
161,492
432,000 3.125
(c)
09/01/2032
371,314

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
$ 812,000 5.375%
09/01/2043
$ 787,845
1,006,000 5.625
09/01/2052
958,343
1,000,000 6.125
(c)
09/01/2052
964,789
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
459,000 5.750
(c)
09/01/2030
477,144
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
492,000 4.750
(c)
09/01/2030
496,138
235,000 5.500
(c)
09/01/2030
241,529
1,169,000 5.500
(c)
09/01/2042
1,162,362
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
255,000 4.875
(c)
09/01/2032
260,440
495,000 5.500
(c)
09/01/2042
492,189
City of Celina Special Assessment RB Series 2022 (NR/NR)
144,000 2.875
(c)
09/01/2027
138,789
143,000 3.250
(c)
09/01/2027
138,774
250,000 3.250
(c)
09/01/2032
222,312
235,000 3.625
(c)
09/01/2032
210,799
1,175,000 3.500
(c)
09/01/2042
913,695
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
475,000 5.500
(c)
09/01/2044
462,710
City of Celina Texas A Municipal Corp. of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2025 (NR/NR)
205,000 4.350
(c)
09/01/2030
204,565
340,000 4.600
(c)
09/01/2035
334,473
City of Celina Texas A Municipal Corp. of The State of Texas
Located In Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds Series 2025
(AGC) (NR/AA)
1,250,000 5.000
09/01/2045
1,255,077
3,965,000 4.750
09/01/2049
3,782,905
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds, Series 2025
3,700,000 4.750
09/01/2054
3,469,894
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1 Project
Series 2016 (NR/NR)
115,000 4.200
09/01/2027
115,153
570,000 4.800
09/01/2037
570,307
47,000 5.250
09/01/2046
46,811
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
300,000 5.375
(c)
09/01/2038
302,031
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
306,000 5.000
09/01/2028
310,240
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
$ 360,000 5.125%
(c)
09/01/2044
$ 337,086
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
270,000 4.250
09/01/2031
267,166
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
375,000 4.625
(c)
09/01/2032
375,565
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
1,524,000 5.375
(c)
09/01/2043
1,478,665
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Major Improvement Area Project (NR/NR)
216,000 5.000
(c)
09/01/2030
219,156
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
809,000 5.000
09/01/2038
837,202
1,000,000 5.000
09/01/2045
988,369
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
2,092,000 5.000
09/01/2034
2,250,678
1,550,000 5.000
09/01/2037
1,620,804
1,092,000 5.000
09/01/2040
1,112,424
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
1,000,000 5.000
09/01/2038
1,034,859
2,566,000 5.000
09/01/2045
2,536,156
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
713,000 5.000
09/01/2038
737,855
1,954,000 5.000
09/01/2045
1,931,274
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
100,000 3.250
(c)
09/01/2026
98,502
185,000 3.750
(c)
09/01/2031
173,452
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
600,000 5.375
09/15/2031
614,552
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
214,000 3.375
(c)
09/15/2026
211,669
410,000 4.000
(c)
09/15/2031
402,248
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
381,000 5.375
(c)
09/15/2027
384,805

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Crandall Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
$ 700,000 4.250%
(c)
09/15/2030
$ 697,076
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021A (A1/NR)
3,975,000 4.000
11/01/2039
3,846,273
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000 4.000
11/01/2045
5,708,909
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2023C (A1/AA-)
6,400,000 5.000
11/01/2026
6,560,577
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aa1/NR)
2,955,000 5.000
(a)(b)
09/01/2026
2,963,424
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
1,065,000 5.000
(a)(b)
08/01/2027
1,086,144
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Waterford at Goldmark Series 2024 (Aa1/NR)
3,335,000 3.300
(a)(b)
01/01/2043
3,336,753
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,725,000 5.000
(a)(b)
07/01/2042
1,773,617
City of Dallas International Airport Joint Revenue Refunding
Bonds Series 2022B (A1/AA-)
4,000,000 4.000
11/01/2041
3,840,442
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
268,000 4.875
(c)
09/01/2032
273,714
765,000 5.125
(c)
09/01/2042
744,849
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
793,000 4.500
(c)
09/01/2031
786,410
1,220,000 5.375
(c)
09/01/2044
1,208,629
City of Decatur a Municipal Corporation of The State of Texas
Located In Wise County Special Assessment RB for Vista
Park Public Improvement District No. 1 Improvement Area #1
Project Series 2023 (NR/NR)
417,000 5.750
(c)
09/15/2030
431,454
City of Decatur, Texas,
400,000 4.750
(c)
09/15/2035
393,029
172,000 5.375
(c)
09/15/2035
168,760
City of Decatur, Texas,
400,000 4.500
(c)
09/15/2030
398,155
City of Denton Texas Certificates of Obligation Series 2024
(NR/AA+)
13,085,000 4.000
02/15/2042
12,073,499
13,620,000 4.000
02/15/2043
12,462,555
2,645,000 4.125
02/15/2050
2,379,059
City of Dorchester Texas Special Assessment RB for Cottonwood
Public Improvement District Improvement Area #1 Project
Series 2024 (NR/NR)
350,000 5.250
(c)
09/15/2031
344,521
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
$ 596,000 5.000%
(c)
09/01/2044
$ 550,083
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
1,000,000 5.375
(c)
09/01/2043
993,841
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
357,000 2.875
(c)
09/01/2026
349,478
398,000 3.375
(c)
09/01/2031
357,238
1,206,000 3.750
(c)
09/01/2041
928,171
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 2.625
(c)
08/15/2025
99,811
171,000 3.375
(c)
08/15/2030
157,399
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
570,000 4.500
(c)
08/15/2031
561,858
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
297,000 2.750
(c)
08/15/2026
290,571
612,000 3.375
(c)
08/15/2031
561,877
846,000 3.750
(c)
08/15/2041
686,732
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
355,000 4.875
(c)
08/15/2027
355,693
778,000 5.250
(c)
08/15/2032
800,867
1,300,000 5.875
(c)
08/15/2042
1,264,089
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
340,000 3.500
(c)
08/15/2029
326,286
1,905,000 4.000
(c)
08/15/2039
1,681,010
1,825,000 4.250
(c)
08/15/2049
1,513,541
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
295,000 4.000
(c)
08/15/2032
288,730
1,129,000 4.250
(c)
08/15/2042
1,008,661
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
165,000 4.000
08/15/2028
167,882
170,000 4.000
08/15/2029
172,989
925,000 3.000
08/15/2034
855,430
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
384,000 4.250
(c)
08/15/2030
387,430
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
688,000 4.000
09/01/2036
678,317
1,073,000 4.125
09/01/2039
1,037,770
1,168,000 4.250
09/01/2041
1,119,824

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Galveston Wharves and Terminal First Lien RB Series
2024A (NR/A)
$ 750,000 5.250%
08/01/2039
$ 770,025
625,000 5.500
08/01/2040
650,742
600,000 5.500
08/01/2041
622,081
2,380,000 5.500
08/01/2044
2,432,614
City of Garland Electric Utility System Refunding RB New Series
2024 (AGC) (A1/AA)
500,000 5.000
03/01/2041
524,550
1,170,000 5.000
03/01/2042
1,216,092
City of Garland Texas Dallas Collin and Rockwall Counties
Electric Utility System Revenue Refunding Bonds New, Series
2024 (AG) (A1/AA)
500,000 5.000
03/01/2040
530,322
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
184,000 3.625
(c)
09/15/2027
181,091
409,000 3.875
(c)
09/15/2032
383,325
City of Granbury Texas A Municipal Corporation of The State of
Texas Located in Hood County Special Assessment RB, Series
2025 (NR/NR)
379,000 6.250
09/15/2030
384,940
627,000 6.500
09/15/2035
635,414
City of Gunter Texas A Municipal Corp. of The State of Texas
Located In Grayson County Special Assessment RB Series
2025 (NR/NR)
285,000 4.500
(c)
09/15/2032
283,435
772,000 5.500
(c)
09/15/2045
731,993
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
225,000 4.125
09/01/2027
225,163
1,350,000 4.625
09/01/2037
1,289,199
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
385,000 4.500
09/01/2027
386,821
1,800,000 4.500
09/01/2037
1,695,640
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
440,000 4.000
09/01/2025
439,928
460,000 4.000
09/01/2026
461,356
480,000 4.000
09/01/2027
483,186
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
256,000 3.250
(c)
09/01/2031
227,995
1,271,000 3.625
(c)
09/01/2041
981,816
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
290,000 3.625
(c)
09/01/2029
278,965
785,000 4.125
(c)
09/01/2039
697,523
City of Horseshoe Bay Special Assessment Refunding Bonds for
Public Improvement District Series 2020 (NR/NR)
231,000 3.000
10/01/2025
229,952
640,000 3.000
10/01/2030
583,626
436,000 3.250
10/01/2033
381,394
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB)
$ 3,650,000 5.000%
07/15/2028
$ 3,668,785
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB)
2,125,000 5.000
07/15/2028
2,135,936
City of Houston Airport System Subordinate Lien Revenue and
Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000 5.250
07/01/2053
4,047,875
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2018D (A1/NR)
1,655,000 5.000
07/01/2032
1,730,324
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000 4.000
07/01/2047
850,780
City of Houston Higher Education Finance Corp. University RB
Houston Christian University Project Series 2025 (NR/BBB-)
3,675,000 5.250
10/01/2054
3,465,901
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000 5.000
11/15/2026
9,035,336
8,750,000 5.000
11/15/2027
9,213,350
City of Houston, Texas Airport System Subordinate Lien RR Bonds
Series 2018D (A1/NR)
2,220,000 5.000
07/01/2031
2,327,359
City of Houston, Texas Airport System, Subordinate Lien Revenue
and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000 5.000
07/01/2030
1,743,584
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
351,000 4.500
(c)
09/15/2031
352,449
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
11,000 2.625
(c)
09/01/2026
10,752
206,000 3.250
(c)
09/01/2031
188,444
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
360,000 3.125
(c)
09/01/2031
331,472
939,000 3.500
(c)
09/01/2041
743,459
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
122,000 2.750
(c)
09/01/2026
119,272
392,000 3.500
(c)
09/01/2031
362,967
900,000 3.875
(c)
09/01/2041
748,528
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project Series
2023 (NR/NR)
270,000 4.500
(c)
09/01/2030
272,273
859,000 5.250
(c)
09/01/2043
844,326
City of Hutto Texas A Municipal Corp. of The State of Texas
Located In Williamson County Special Assessment RB Series
2025 (NR/NR)
274,000 4.125
(c)
09/01/2030
272,850
783,000 4.125
(c)
09/01/2032
769,633
410,000 4.375
(c)
09/01/2035
401,146

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019
(NR/BBB+)
$ 130,000 5.000%
08/15/2025
$ 130,075
150,000 5.000
08/15/2026
151,450
100,000 5.000
08/15/2027
101,931
125,000 5.000
08/15/2028
128,373
150,000 5.000
08/15/2029
154,783
200,000 5.000
08/15/2030
205,866
280,000 5.000
08/15/2032
285,889
300,000 5.000
08/15/2034
304,835
175,000 5.000
08/15/2035
177,050
250,000 5.000
08/15/2036
251,667
250,000 5.000
08/15/2037
250,215
300,000 5.000
08/15/2038
297,171
300,000 5.000
08/15/2039
291,984
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
254,000 2.500
(c)
09/01/2026
248,874
729,000 3.000
(c)
09/01/2031
665,655
1,484,000 3.375
(c)
09/01/2041
1,166,081
City of Justin Texas Special Assessment RB Series 2024
Timberbrook Public Improvement District No. 2 Improvement
Area #1 Project (NR/NR)
353,000 4.500
(c)
09/01/2031
355,526
578,000 5.500
(c)
09/01/2044
563,045
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
160,000 2.625
(c)
09/15/2026
156,114
230,000 3.125
(c)
09/15/2031
203,825
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
722,000 5.625
(c)
09/15/2042
703,337
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
723,000 4.375
(c)
09/01/2028
725,530
750,000 4.500
(c)
09/01/2033
742,878
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
431,000 3.375
(c)
09/01/2031
407,672
628,000 3.750
(c)
09/01/2041
524,694
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,180,000 4.750
(c)
09/01/2044
1,072,850
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
610,000 3.125
(c)
09/01/2030
565,952
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
1,000,000 4.125
(c)
09/01/2041
871,993
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
255,000 4.250
(c)
09/01/2029
254,711
1,000,000 4.875
(c)
09/01/2044
937,343
City of Kyle Special Assessment RB Series 2022 (NR/NR)
321,000 4.375
09/01/2027
321,967
535,000 4.750
09/01/2032
543,449
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
$ 1,229,000 5.750%
(c)
09/01/2043
$ 1,183,596
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
560,000 5.500
(c)
09/01/2044
545,510
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
365,000 4.500
(c)
09/01/2035
355,014
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
678,000 5.500
(c)
09/01/2043
654,690
City of Kyle, Texas, Special Assessment RB for Southwest Kyle
Public Improvement District Project Series 2023 (NR/NR)
1,500,000 6.750
(c)
09/01/2048
1,534,862
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
474,000 4.750
(c)
09/01/2030
473,214
1,210,000 5.625
(c)
09/01/2043
1,159,063
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
160,000 2.750
09/01/2025
159,581
430,000 3.125
09/01/2030
399,885
City of Laredo Waterworks and Sewer System RB New Series 2024
(Aa3/AA-)
2,765,000 4.000
03/01/2049
2,369,869
7,500,000 4.000
03/01/2054
6,309,312
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000 3.000
09/15/2036
1,810,326
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
300,000 4.375
(c)
09/15/2031
295,897
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
245,000 3.750
(c)
09/15/2029
237,169
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
50,000 4.375
(c)
09/15/2029
49,678
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Project Series 2022 (NR/NR)
1,500,000 5.875
(c)
09/15/2042
1,552,356
2,126,000 6.125
(c)
09/15/2052
2,173,567
City of Lavon Special Assessment RB Series 2022 (NR/NR)
400,000 3.500
(c)
09/15/2027
390,995
276,000 3.750
(c)
09/15/2027
271,161
1,000,000 3.875
(c)
09/15/2032
947,702
455,000 4.125
(c)
09/15/2032
439,426

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
$ 120,000 2.500%
(c)
09/01/2025
$ 119,757
330,000 3.125
(c)
09/01/2030
308,186
845,000 4.000
(c)
09/01/2040
744,943
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
558,000 2.625
(c)
09/01/2027
541,441
750,000 3.125
(c)
09/01/2032
691,103
1,772,000 3.375
(c)
09/01/2042
1,378,505
City of Lowry Crossing Texas, A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
500,000 4.750
(c)
09/15/2035
502,028
1,000,000 5.750
(c)
09/15/2045
1,002,292
City of Lubbock Texas Combination Tax and Revenue Certificates
of Obligation Series 2024 (NR/AA+)
1,895,000 5.000
02/15/2041
1,994,924
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
195,000 2.500
(c)
09/15/2026
189,982
250,000 3.125
(c)
09/15/2031
223,018
310,000 3.750
(c)
09/15/2031
278,152
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
45,000 3.750
(c)
09/15/2025
44,973
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
500,000 4.625
(c)
09/15/2031
500,407
408,000 5.375
(c)
09/15/2044
400,740
City of Manor, Travis County Special Assessment RB, Series 2023
Manor Heights Public Improvement District Improvement
Area 3 Project (NR/NR)
528,000 5.250
(c)
09/15/2043
514,591
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
230,000 3.375
(c)
09/01/2026
226,315
350,000 3.875
(c)
09/01/2031
323,764
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
280,000 3.750
(c)
09/15/2029
272,092
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
90,000 2.625
(c)
09/15/2026
88,050
480,000 3.125
(c)
09/15/2031
431,751
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.375
(c)
09/15/2032
414,071
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
400,000 5.250
(c)
09/15/2029
408,908
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
795,000 4.500
(c)
09/15/2029
799,732
775,000 5.375
(c)
09/15/2029
794,388
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
$ 806,000 4.750%
(c)
09/01/2030
$ 814,694
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,275,000 5.500
(c)
09/01/2043
1,275,887
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects Series
2023 (NR/NR)
411,000 4.625
(c)
09/01/2030
413,035
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
400,000 5.375
(c)
09/01/2043
393,906
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Projects Series
2023 (NR/NR)
392,000 4.625
(c)
09/01/2030
394,820
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
244,000 4.250
(c)
09/01/2031
241,439
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
559,000 5.125
(c)
09/01/2052
509,851
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
410,000 3.500
(c)
09/15/2031
377,719
1,000,000 3.875
(c)
09/15/2041
836,670
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
393,000 4.375
(c)
09/15/2027
392,344
626,000 4.750
(c)
09/15/2032
625,978
1,417,000 5.250
(c)
09/15/2042
1,378,611
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
180,000 5.125
(c)
09/15/2027
180,141
310,000 5.500
(c)
09/15/2032
306,901
600,000 6.000
(c)
09/15/2042
585,820
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
676,000 6.125
(c)
09/01/2043
692,530
City of Mustang Ridge Texas Special Assessment  RB, Series 2025
(NR/NR)
349,000 5.000
(c)
09/01/2032
354,361
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
254,000 4.875
(c)
09/01/2030
258,115
265,000 5.250
(c)
09/01/2030
271,491
381,000 5.250
(c)
09/01/2040
372,690
310,000 5.625
(c)
09/01/2040
303,247
795,000 4.125
(c)
09/01/2049
644,134

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
$ 95,000 2.500%
(c)
09/01/2025
$ 94,634
455,000 3.250
(c)
09/01/2030
420,384
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2019 (NR/NR)
140,000 3.500
(c)
09/01/2029
134,478
350,000 4.000
(c)
09/01/2039
315,441
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
136,000 2.375
(c)
09/01/2026
132,462
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
205,000 4.000
(c)
09/01/2028
204,989
1,535,000 4.500
(c)
09/01/2048
1,348,246
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
250,000 4.700
(c)
09/15/2031
248,655
475,000 5.350
(c)
09/15/2044
450,618
City of Oak Point Texas Special Assessment RB Series 2024
(NR/NR)
625,000 5.100
(c)
09/15/2044
577,684
City of Pflugerville, Texas Special Assessment RB Series 2025
(NR/NR)
446,000 4.250
(c)
09/01/2033
435,147
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
3,275,000 4.000
08/01/2049
2,874,612
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
309,000 4.875
(c)
09/15/2027
309,686
350,000 5.250
(c)
09/15/2032
360,267
245,000 5.750
(c)
09/15/2032
254,643
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
280,000 4.875
(c)
09/15/2027
280,589
300,000 5.250
(c)
09/15/2032
308,800
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
1,000,000 5.500
(c)
09/15/2048
919,023
City of Pilot Point, Denton, Grayson, and Cooke Counties Special
Assessment RB, Series 2023 Mobberly Public Improvement
District Improvement Area 1B Project (NR/NR)
321,000 4.750
(c)
09/15/2030
323,187
City of Pilot Point, Texas A Municipal Corporation of The State
of Texas Located in Denton, Grayson, and Cooke Counties
Special Assessment  RB, Series 2025 (NR/NR)
375,000 5.000
(c)
09/15/2030
381,678
500,000 5.250
(c)
09/15/2035
508,418
552,000 6.000
(c)
09/15/2035
559,602
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
2,875,000 4.375
(c)
09/15/2051
2,219,293
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
$ 1,876,000 4.000%
(c)
09/15/2051
$ 1,437,309
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000 4.250
(c)
09/01/2042
593,085
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2019 (NR/NR)
317,000 3.750
(c)
09/01/2029
309,235
836,000 4.250
(c)
09/01/2039
754,745
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
180,000 3.375
(c)
09/01/2030
167,555
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
415,000 4.250
09/01/2029
414,989
655,000 4.875
09/01/2039
644,156
1,000,000 5.000
09/01/2049
935,837
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
289,000 3.375
(c)
09/01/2041
223,137
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project Series
2023 (NR/NR)
450,000 4.500
(c)
09/01/2030
451,906
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
300,000 4.250
(c)
09/01/2027
299,872
379,000 4.750
(c)
09/01/2032
378,873
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
975,000 7.000
(c)
09/01/2043
979,793
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,286,000 6.250
(c)
09/01/2043
1,331,803
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
515,000 4.375
(c)
09/01/2031
514,959
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
365,000 4.000
(c)
09/01/2029
356,106
480,000 5.000
(c)
09/01/2029
487,949
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
1,000,000 5.125
(c)
09/01/2043
944,235
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
306,000 4.250
(c)
09/01/2027
305,807
460,000 4.750
(c)
09/01/2032
461,340
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
305,000 3.250
(c)
09/01/2030
283,379
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
140,000 2.375
(c)
09/01/2026
136,266

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR) – (continued)
$ 469,000 3.250%
(c)
09/01/2041
$ 344,422
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
252,000 4.375
(c)
09/01/2031
252,242
City of Princeton Special Assessment RB Series 2024 (NR/NR)
302,000 4.250
(c)
09/01/2031
300,278
City of Princeton Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
300,000 5.375
(c)
09/01/2045
288,693
City of Princeton Texas A Municipal Corporation of The State
of Texas Located In Collin County Special Assessment  RB,
Series 2025 (NR/NR)
1,361,000 4.500
(c)
09/01/2032
1,365,755
City of Princeton Texas Special Assessment RB Series 2024
(NR/NR)
320,000 4.375
(c)
09/01/2031
316,400
City of Princeton Texas Special Assessment RB Series 2025
(NR/NR)
747,000 4.250
(c)
09/01/2030
747,515
656,000 4.600
(c)
09/01/2035
650,539
504,000 5.375
(c)
09/01/2045
485,004
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
125,000 2.625
(c)
09/15/2026
121,964
355,000 3.125
(c)
09/15/2031
314,081
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
140,000 2.625
(c)
09/15/2025
139,514
405,000 3.375
(c)
09/15/2030
379,575
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
225,000 3.625
(c)
09/15/2030
210,086
140,000 4.375
(c)
09/15/2030
136,028
500,000 4.125
(c)
09/15/2040
432,623
400,000 4.875
(c)
09/15/2040
368,300
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
370,000 4.125
(c)
09/15/2029
365,509
1,050,000 4.625
(c)
09/15/2039
981,370
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,192,000 6.375
(c)
09/15/2053
1,199,888
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
342,000 4.625
(c)
09/15/2031
344,044
City of Royse City Texas A Municipal Corporation of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
947,000 5.250
(c)
09/15/2044
887,505
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
150,000 2.500
(c)
09/15/2025
149,671
305,000 3.250
(c)
09/15/2030
281,852
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
$ 665,000 6.000%
(c)
09/15/2050
$ 683,765
City of San Antonio Electric and Gas Systems Revenue Refunding
Bonds New Series 2024D (Aa2/AA-)
900,000 5.000
02/01/2041
949,449
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
3,455,000 5.000
(a)(b)
08/01/2050
3,587,851
City of San Antonio Texas Water System Revenue Refunding
Bonds Series 2025B (Aa1/AA+)
2,625,000 5.000
05/15/2038
2,884,739
820,000 5.000
05/15/2039
890,856
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
115,000 4.375
09/01/2025
115,025
500,000 4.875
09/01/2030
499,960
635,000 5.375
09/01/2040
629,909
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
300,000 3.750
(c)
09/01/2027
294,915
425,000 4.000
(c)
09/01/2032
405,943
City of San Marcos, Texas
209,000 4.875
(c)
09/01/2030
208,513
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
146,000 4.375
(c)
09/01/2027
145,594
City of Seagoville, Texas Special Assessment  RB, Series 2025
1,000,000 4.250
(c)(h)
09/15/2030
1,001,083
702,000 4.750
(c)(h)
09/15/2035
701,455
678,000 5.750
(c)(h)
09/15/2045
677,686
City of Sinton Special Assessment RB Series 2022 (NR/NR)
281,000 4.375
(c)
09/01/2027
279,133
659,000 4.750
(c)
09/01/2032
634,740
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 2 Series 2023
(NR/NR)
225,000 4.875
(c)
09/15/2033
225,629
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 3 Series 2023
(NR/NR)
283,000 5.000
(c)
09/15/2033
284,632
City of Tomball, Texas, A Municipal Corporation of The State of
Texas Located in Harris County Special Assessment  RB,
Series 2025 (NR/NR)
551,000 4.750
(c)
09/15/2032
558,301
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
353,000 4.375
(c)
09/01/2031
351,652
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
1,010,000 3.375
(c)
09/15/2041
797,491
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,125,000 5.500
(c)
08/15/2052
1,073,370

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Wharton, Texas Special Assessment  RB, Series 2025
(Wharton Public Improvement District No. 2 Phase #1 Project
and Phase #2 Project) (NR/NR)
$ 767,000 5.750%
(c)(h)
09/15/2045
$ 766,653
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2037
1,063,538
Clifton Higher Education Finance Corp. RB for YES Prep Public
Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000 4.000
04/01/2031
721,568
575,000 4.000
04/01/2035
577,240
1,345,000 4.000
04/01/2037
1,331,004
Clifton Higher Education Finance Corp. RB Refunding for IDEA
Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000 4.000
08/15/2036
4,295,837
3,875,000 4.000
08/15/2037
3,767,181
Clifton Higher Education Finance Corporation
Education Revenue and Refunding Bonds
(Idea Public Schools) Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2038
1,057,509
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
464,000 3.000
(c)
09/01/2031
416,961
930,000 3.250
(c)
09/01/2041
695,047
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
495,000 5.000
02/01/2026
501,061
Comal Independent School District UT School Building and
Refunding Bonds Series 2024 (PSF-GTD) (Aaa/NR)
2,250,000 3.000
02/15/2041
1,823,815
2,250,000 3.000
02/15/2042
1,795,884
2,750,000 3.000
02/15/2043
2,157,299
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
475,000 2.500
10/01/2031
413,315
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
100,000 5.000
10/01/2028
106,297
115,000 5.000
10/01/2029
123,891
120,000 5.000
10/01/2030
130,696
100,000 5.000
10/01/2031
109,825
100,000 5.000
10/01/2032
109,044
25,000 5.000
10/01/2033
27,097
25,000 5.000
10/01/2034
26,863
200,000 5.000
10/01/2036
211,289
500,000 4.000
10/01/2041
452,249
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
95,000 2.500
(c)
09/15/2025
94,675
350,000 3.250
(c)
09/15/2030
322,375
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
170,000 3.500
(c)
09/01/2026
168,215
395,000 4.125
(c)
09/01/2031
378,540
Crandall Independent School District
1,315,000 5.000
08/15/2048
1,344,346
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Crane Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
$ 1,770,000 4.125%
02/15/2048
$ 1,602,409
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
725,000 5.000
08/15/2047
713,574
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
500,000 5.000
(d)
08/01/2025
500,801
Cypress-Fairbanks Independent School District UT
School Building and Refunding Bonds Series 2020A
(PSF-GTD) (Aaa/AAA)
7,000,000 5.000
02/15/2026
7,096,302
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
500,000 5.125
(c)
12/31/2031
501,672
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
500,000 5.250
(c)
12/31/2031
500,955
Denton County Texas Special Assessment RB Series 2025
(NR/NR)
700,000 4.250
(c)
12/31/2030
701,326
750,000 4.750
(c)
12/31/2030
752,776
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
1,117,000 4.500
(c)
12/31/2035
1,121,017
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
1,135,000 5.000
(c)
12/31/2035
1,142,942
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
3,125,000 4.000
(a)(b)
08/01/2050
3,186,920
East Montgomery County Improvement District Sales Tax RB
Series 2024 (AGC) (NR/AA)
3,500,000 5.250
08/15/2049
3,644,447
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
320,000 5.000
09/15/2025
320,384
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
235,000 4.000
(c)
08/15/2029
226,807
775,000 4.500
(c)
08/15/2035
713,860
575,000 5.000
(c)
08/15/2044
507,044
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
1,175,000 3.125
08/15/2036
941,452
950,000 3.250
08/15/2041
679,334
El Paso County Hospital District Refunding RB Series 2024
(BAM) (NR/AA)
1,000,000 4.125
02/15/2049
893,382
1,570,000 4.250
02/15/2054
1,396,113

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
$ 190,000 5.000%
(c)
09/01/2027
$ 190,148
225,000 5.000
(c)
09/01/2032
222,657
330,000 5.125
(c)
09/01/2037
316,099
Frisco Independent School District, Collin and Denton Counties,
UT School Building and Refunding Bonds, Series 2023
(PSF-GTD) (Aaa/AAA)
310,000 5.000
02/15/2035
343,350
325,000 5.000
02/15/2036
356,739
600,000 5.000
02/15/2037
651,707
Galena Park independent School District A Political Subdivision of
The State of Texas Located in Harris County Texas UT School
Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,400,000 3.000
08/15/2049
1,041,839
Grand Parkway Transportation Corp. System RB Subordinate Tier
Series 2018 A (NR/AA+)
10,000,000 5.000
10/01/2037
10,285,478
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
4,095,000 5.800
10/01/2046
4,234,304
7,075,000 5.850
10/01/2047
7,317,546
Grand Parkway Transportation Corporation Grand Parkway
System Subordinate Tier Toll RB, Series 2018A
(Tela Supported) (NR/AA+)
4,000,000 5.000
10/01/2038
4,098,714
Gulfgate Redevelopment Authority Tax Allocation Refunding for
City of Houston TX Reinvestment Zone No. 8 Series 2020
(AGM) (NR/AA)
470,000 5.000
09/01/2027
488,316
500,000 5.000
09/01/2028
527,538
745,000 5.000
09/01/2029
796,291
465,000 4.000
09/01/2031
472,370
415,000 4.000
09/01/2033
416,456
650,000 4.000
09/01/2034
649,259
580,000 4.000
09/01/2036
575,510
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
5,855,000 4.000
(d)
08/15/2025
5,860,718
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
10,425,000 4.050
(a)(b)
11/01/2050
10,203,413
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000 4.250
09/15/2048
3,024,706
Harris County, Texas Permanent Improvement Refunding Bonds,
Series 2023A (Aaa/NR)
2,000,000 5.000
09/15/2048
2,046,060
Harris County-Houston Sports Authority Second Lien Revenue
Refunding Bonds Series 2024B (AGC) (A1/AA)
1,500,000 5.000
11/15/2030
1,626,147
1,500,000 5.000
11/15/2031
1,639,256
1,500,000 5.000
11/15/2032
1,647,188
Harrisburg Redevelopment Authority A Public Nonprofit Local
Government Corp. Acting On Behalf of The City of Houston
Texas Tax Increment Contract RB Series 2025 (AGC) (A1/AA)
350,000 5.000
09/01/2025
350,829
315,000 5.000
09/01/2026
321,358
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Harrisburg Redevelopment Authority A Public Nonprofit
Local Government Corp. Acting On Behalf of The City
of Houston Texas Tax Increment Contract RB Series 2025
(AGC) (A1/AA) – (continued)
$ 325,000 5.000%
09/01/2027
$ 337,149
350,000 5.000
09/01/2028
367,636
335,000 5.000
09/01/2029
356,333
400,000 5.000
09/01/2030
430,167
260,000 5.000
09/01/2031
281,519
285,000 5.000
09/01/2032
309,720
345,000 5.000
09/01/2033
376,342
300,000 5.000
09/01/2034
328,208
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
469,000 4.750
(c)
09/15/2027
469,401
700,000 4.875
(c)
09/15/2032
695,990
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
490,000 4.000
(c)
09/01/2029
481,334
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
100,000 3.500
09/01/2025
99,790
100,000 3.500
09/01/2026
99,230
105,000 3.500
09/01/2027
103,561
Highland Park Independent School District
2,000,000 5.250
02/15/2041
2,133,277
Highland Park Independent School District UT School Building
Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000 5.250
02/15/2039
650,577
2,340,000 5.250
02/15/2042
2,479,165
2,390,000 5.250
02/15/2043
2,519,257
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
830,000 5.000
07/01/2027
833,469
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
3,400,000 5.000
07/15/2027
3,414,307
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
3,600,000 5.000
07/15/2027
3,615,149
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
440,000 3.375
10/01/2037
380,771
Houston Housing Finance Corp. Multifamily Housing Revenue
Notes for Summerdale Apartments Series 2023 (Aa1/NR)
2,440,000 5.000
(a)(b)
08/01/2041
2,474,612
Houston Independent School District Limited Tax Schoolhouse and
Refunding Bonds Series 2017 (PSF-GTD) (NR/NR)
725,000 4.000
(d)
02/15/2027
739,224
Houston Independent School District Limited Tax Schoolhouse and
Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
2,700,000 4.000
02/15/2042
2,507,536
Houston Texas Utility System Revenue First Lien Combine Utilility
System Revenue Reference Bonds 2015A (NR/NR)
12,000,000 5.000
11/15/2036
12,003,108
Hutto Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000 5.000
08/01/2048
2,794,265

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Hutto Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA) – (continued)
$ 2,500,000 5.000%
08/01/2053
$ 2,533,524
Jarrell Independent School District A Political Subdivision
of The State of Texas Located in Williamson County
Texas Unlimited Tax School Building Bonds Series 2024
(PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2036
1,106,299
Joshua Farms Municipal Management District No. 1, Johnson
County, Special Assessment RB, Series 2023 Improvement
Areas 1-2 Project (NR/NR)
1,617,000 5.250
(c)
09/01/2043
1,571,154
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000 4.000
02/01/2053
4,061,091
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
1,315,000 5.000
(c)
09/01/2038
1,317,654
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
524,000 4.125
12/01/2031
524,184
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
5,900,000 5.000
(a)(b)
02/01/2044
6,171,490
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
150,000 2.000
09/01/2025
149,181
150,000 2.000
09/01/2026
145,069
150,000 2.000
09/01/2027
141,281
155,000 2.000
09/01/2028
141,724
160,000 2.000
09/01/2029
142,358
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
1,090,000 4.375
09/01/2048
996,953
Kennedale Independent School District
1,795,000 5.000
02/15/2038
1,932,381
Kermit Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2048
1,022,426
500,000 5.000
02/15/2053
508,161
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,145,000 5.000
08/15/2026
1,173,050
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000 4.000
02/15/2049
876,943
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,620,000 5.000
11/01/2027
3,750,573
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2024A (AGC) (NR/AA)
3,500,000 5.000
05/15/2042
3,643,197
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Lubbock Independent School District GO Bonds Series 2019
(PSF-GTD) (Aaa/AAA)
$ 1,250,000 4.000%
02/15/2040
$ 1,196,289
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
2,660,000 4.250
05/01/2030
2,730,219
Matagorda County Texas Navigation District No. 1 PCRB
Refunding for Central Power & Light Co. Project Series 2001
A (Baa3/BBB+)
6,350,000 2.600
11/01/2029
6,051,864
Maypearl Independent School District
1,000,000 5.000
02/15/2037
1,086,178
Maypearl Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000 5.000
02/15/2048
1,380,276
Memorial-Heights Redevelopment Authority RB for City
of Houston Reinvestment Zone No. 5 Series 2021
(AGM) (NR/AA)
2,500,000 3.000
09/01/2043
1,922,081
1,500,000 3.000
09/01/2048
1,107,935
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
5,000,000 4.625
(c)
10/01/2031
5,006,947
Mission Economic Development Corporation Solid Waste Disposal
RB Graphic Packaging International, LLC Project, Series 2025
(Ba2/BB) (PUTABLE)
6,000,000 5.000
(a)(b)
12/01/2064
6,132,262
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
535,000 5.250
02/15/2030
537,804
405,000 5.375
02/15/2035
405,957
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
667,000 4.500
09/15/2032
664,551
676,000 5.125
09/15/2045
648,186
Montgomery County Toll Road Authority Senior Lien RB Series
2018 (NR/BBB+)
710,000 5.000
09/15/2033
711,822
750,000 5.000
09/15/2034
751,761
790,000 5.000
09/15/2035
791,644
Montgomery County Toll Road Authority Senior Lien Toll Road
RB Series 2018 (NR/BBB+)
1,650,000 5.000
09/15/2030
1,655,297
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
2,535,000 4.000
(c)
08/15/2036
2,317,143
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
2,465,000 4.500
(c)
08/15/2044
2,152,398
New Hope Cultural Education Facilities Finance Corp. Education
Revenue and Refunding Bonds Jubilee Academic Center
Series 2021 (Ba2/BB+)
1,325,000 4.000
(c)
08/15/2026
1,322,859
New Hope Cultural Education Facilities Finance Corp. Education
Revenue Refunding Bonds for Jubilee Academic Center Series
2021 (Ba2/BB+)
1,950,000 4.000
(c)
08/15/2041
1,648,084

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. RB for
CHF-Collegiate Housing College Station I LLC Series 2014 A
(AGM) (A1/AA)
$ 250,000 5.000%
04/01/2046
$ 244,971
New Hope Cultural Education Facilities Finance Corp. RB
Refunding for Wichita Falls Retirement Foundation Obligated
Group Series 2021 (NR/NR)
175,000 2.000
01/01/2026
172,645
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
4,525,000 5.500
01/01/2057
4,178,191
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
325,000 4.000
(c)
08/15/2029
322,601
610,000 5.000
(c)
08/15/2039
593,027
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Collegiate Housing Island Campus Project
Series 2017 A (NR/NR)
765,000 5.000
04/01/2027
790,336
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(NR/NR)
335,000 5.000
(d)
04/01/2026
339,372
North Texas Tollway Authority RB Convertible Capital
Appreciation Special Project System Series 2011 (NR/NR)
1,000,000 7.000
(d)
09/01/2031
1,197,388
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
4,900,000 0.000
(f)
01/01/2037
3,065,153
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
225,000 4.000
01/01/2040
203,259
North Texas Tollway Authority RB Refunding for First Tier Series
2017 A (Aa3/AA-)
5,000,000 5.000
01/01/2038
5,120,483
North Texas Tollway Authority RB Refunding for Second Tier
Series 2017 B (A1/A+)
2,000,000 5.000
01/01/2032
2,047,032
Northside Independent School District
650,000 5.000
08/15/2037
702,183
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,300,000 3.450
(a)(b)
08/01/2054
10,337,961
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
1,930,000 4.000
08/15/2045
1,758,194
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
4,975,000 3.000
(a)(b)
08/01/2053
4,952,434
Northwest Independent School District
8,000,000 5.000
02/15/2049
8,167,466
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Perryton Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
$ 2,775,000 4.125%
08/15/2048
$ 2,505,311
Pilot Special Assessment RB, Bryson Ranch Public Improvement
District 2025 (NR/NR)
266,000 5.000
(c)
09/15/2030
270,737
350,000 5.250
(c)
09/15/2035
355,415
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000 4.000
(a)(b)
02/15/2050
2,113,578
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
750,000 1.875
(c)
01/01/2026
740,868
550,000 2.000
(c)
01/01/2027
531,970
575,000 2.125
(c)
01/01/2028
545,381
800,000 2.250
(c)
01/01/2029
745,727
850,000 2.500
(c)
01/01/2030
783,237
800,000 2.625
(c)
01/01/2031
727,715
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
13,100,000 4.100
(c)
01/01/2028
11,591,608
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
1,650,000 5.000
(c)
01/01/2039
1,576,549
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
3,400,000 10.000
(c)
07/01/2026
3,435,078
Prosper Independent School District (PSF-GTD) (Aaa/NR)
1,175,000 5.000
02/15/2038
1,274,121
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
2,600,000 4.000
(a)(b)
02/15/2050
2,619,667
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
51,000 4.875
(c)
09/15/2027
51,321
284,000 5.250
(c)
09/15/2032
292,319
590,000 5.875
(c)
09/15/2042
578,703
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
355,000 3.625
(c)
09/15/2029
342,500
1,250,000 4.125
(c)
09/15/2039
1,119,122
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aa1/NR) (PUTABLE)
2,190,000 3.450
(a)(b)
07/01/2029
2,203,348
Sherman Independent School District Unlimited Tax School
Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
5,000,000 5.000
02/15/2048
5,089,641
6,500,000 5.000
02/15/2053
6,593,627
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aa1/NR) (PUTABLE)
5,335,000 3.700
(a)(b)
07/01/2028
5,402,491
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
1,115,000 4.500
04/01/2030
1,120,791

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR) – (continued)
$ 1,600,000 5.000%
04/01/2038
$ 1,607,174
South Manvel Development Authority Tax Increment Contract RB
Series 2024 (NR/NR)
1,450,000 4.500
04/01/2039
1,379,986
Southwest Houston Redevelopment Authority RB for City
of Houston TX Reinvestment Zone No. 20 Series 2020
(AGM) (NR/AA)
325,000 5.000
09/01/2027
339,821
380,000 5.000
09/01/2029
409,700
450,000 4.000
09/01/2032
458,889
395,000 4.000
09/01/2034
396,918
615,000 4.000
09/01/2036
612,969
1,040,000 2.625
09/01/2038
788,599
1,230,000 2.750
09/01/2039
916,132
1,200,000 2.750
09/01/2040
866,048
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
4,725,000 4.000
08/15/2052
4,155,604
State of Texas College Student Loan GO Unlimited Bonds Series
2019 (Aaa/AAA)
5,905,000 5.000
08/01/2026
6,030,117
4,000,000 5.000
08/01/2029
4,234,598
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aa1/NR)
4,755,000 3.350
(a)(b)
03/01/2046
4,759,129
Tarrant County Cultural Education Facilities Finance Corp. RB for
Christus Health Series 2018B (A1/A)
9,980,000 5.000
07/01/2035
10,311,601
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A1/NR)
1,025,000 5.000
07/01/2026
1,044,949
1,550,000 5.000
07/01/2027
1,608,623
1,650,000 5.000
07/01/2028
1,740,005
Tarrant County Cultural Education Facilities Finance Corporation
Christus Health Obligation Group RB Series 2018 B (A1/A)
4,885,000 5.000
07/01/2036
5,026,985
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
825,000 5.000
10/01/2031
883,870
1,075,000 5.000
10/01/2044
1,057,718
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000 4.250
08/15/2053
1,950,201
Tarrant County Housing Finance Corp. Multifamily Housing RB
for Tobias Place Apartments Series 2023B (FNMA) (Aa1/NR)
1,875,000 5.000
(a)(b)
03/01/2027
1,896,159
Texas Department of Housing and Community Affairs
Multifamily Housing RB for North Grand Villas Series 2023
(FHA 221(D4)) (Aa1/NR)
915,000 5.000
(a)(b)
08/01/2026
915,926
Texas Department of Housing and Community Affairs
Multifamily Housing RB Gulfway Manor Series 2024
(HUD SECT 8) (Aa1/NR)
7,500,000 3.250
(a)(b)
08/01/2028
7,494,026
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD SOFR + 0.70%)
$ 1,895,000 3.769%
(e)
12/15/2026
$ 1,893,940
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2008 D (A1/A-)
3,055,000 6.250
12/15/2026
3,135,386
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
1,485,000 2.470
(e)
09/15/2027
1,475,432
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
2,500,000 5.000
12/15/2025
2,512,340
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
61,800,000 3.713
(e)
09/15/2027
61,832,167
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000 5.000
12/15/2028
3,400,354
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
13,300,000 5.000
(a)(b)
01/01/2055
14,137,234
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000 5.000
12/15/2031
9,290,885
Texas Municipal Gas Acquisition and Supply Corporation IV Gas
Supply  RB, Series 2023B (A1/NR)
10,000,000 5.500
(a)(b)
01/01/2054
10,968,724
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (NR/AAA)
2,300,000 5.000
10/15/2058
2,323,124
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
4,165,000 5.500
12/31/2058
4,269,917
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
7,040,000 5.000
12/31/2032
7,451,482
7,030,000 5.000
12/31/2036
7,301,222
Texas Public Finance Authority Texas Southern University Revenue
Financing System Bonds, Series 2023 (BAM) (NR/AA)
1,335,000 5.250
05/01/2040
1,381,109
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
3,000,000 5.000
(a)(b)
08/15/2042
3,156,379
Texas Transportation Commission State Highway Improvement GO
Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000 5.000
04/01/2026
5,082,433
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2015A (NR/AAA)
6,295,000 4.000
10/15/2040
5,890,898
The Lakes Fresh Water Supply District of Denton County UT Road
Bonds Series 2022 (AGM) (A1/AA)
3,230,000 3.000
09/01/2047
2,326,881

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
$ 300,000 4.375%
(c)
09/15/2027
$ 300,780
445,000 4.750
(c)
09/15/2032
451,861
1,200,000 5.250
(c)
09/15/2042
1,188,552
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
37,000 3.250
(c)
09/01/2027
36,070
205,000 3.500
(c)
09/01/2032
187,418
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
324,000 6.000
(c)
09/01/2027
327,269
712,000 6.125
(c)
09/01/2032
749,602
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
811,000 4.000
(c)
09/01/2047
662,962
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases 2-3 Project Series 2018
(NR/NR)
300,000 5.250
(c)
09/01/2028
305,661
Town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
170,000 4.500
(c)
09/01/2027
171,595
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
255,000 4.375
(c)
09/01/2031
253,076
650,000 5.000
(c)
09/01/2044
602,790
Town of Providence Village Texas Special Assessment RB Series
2025 (NR/NR)
636,000 4.250
(c)
09/01/2030
633,483
413,000 4.500
(c)
09/01/2035
402,996
Travis County Development Authority Contract Assessment RB
for Bella Fortuna Public Improvement District Series 2024
(NR/NR)
843,000 5.375
(c)
09/01/2044
833,169
750,000 5.625
(c)
09/01/2051
742,906
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
600,000 5.000
(c)
09/01/2044
570,602
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
1,400,000 5.250
09/01/2054
1,298,743
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
868,000 5.375
(c)
09/01/2042
871,723
Travis County Housing Finance Corporation Multifamily Housing
RB for Bluestein Boulevard Apartments Series 2024 (Aa1/NR)
3,615,000 3.400
(a)(b)
01/01/2059
3,619,988
Travis County Texas Permanent Improvement Bonds Series 2024
(Aaa/AAA)
840,000 4.000
03/01/2043
779,752
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Travis County Texas Unlimited Tax Road Bonds Series 2024
(Aaa/AAA)
$ 965,000 4.000%
03/01/2044
$ 886,538
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA)
8,600,000 3.250
02/15/2041
7,139,821
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
755,000 5.000
09/01/2031
796,184
950,000 3.000
09/01/2034
835,218
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
66,000 2.375
12/01/2025
65,531
308,000 2.875
12/01/2030
280,145
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2018 (NR/NR)
442,000 4.250
12/01/2029
438,902
1,159,000 4.625
12/01/2035
1,127,914
1,704,000 5.000
12/01/2045
1,587,484
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
1,000,000 5.000
08/15/2045
1,010,906
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
740,000 5.375
08/15/2042
726,022
1,000,000 5.625
08/15/2052
973,785
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
325,000 3.000
08/15/2034
286,679
345,000 3.000
08/15/2036
289,669
745,000 3.000
08/15/2039
564,417
Williamson County Texas Unlimited Tax Road Bonds Limited Tax
Notes Series 2024 (NR/AAA)
3,500,000 5.000
02/15/2026
3,547,499
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,070,000 5.000
02/15/2026
1,082,397
1,130,000 5.000
02/15/2027
1,167,431
1,070,000 5.000
02/15/2028
1,127,586
Yoakum Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 4.250
02/15/2048
920,650
966,172,292
Utah - 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
1,675,000 3.250
(c)
03/01/2031
1,586,944
1,875,000 3.500
(c)
03/01/2036
1,674,638
1,900,000 3.750
(c)
03/01/2041
1,592,882
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
2,300,000 5.625
(c)
12/01/2053
2,274,106
Intermountain Power Agency Power Supply RB 2023 Series A
(Tax-Exempt) (Aa3/NR)
6,500,000 5.000
07/01/2034
7,038,410

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
$ 3,875,000 5.250%
(c)
02/01/2040
$ 3,288,586
Mida Cormont Public Infrastructure District Limited Tax GO
Bonds Series 2025A-1 (NR/NR)
2,200,000 6.250
(c)
06/01/2055
2,255,223
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
1,750,000 5.500
(c)
06/15/2039
1,750,540
1,000,000 5.750
(c)
06/15/2044
997,644
Salt Lake City Airport RB
1,060,000 5.000
07/01/2047
1,040,525
Salt Lake City Airport RB
3,035,000 5.000
07/01/2051
2,975,191
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A2/A+)
1,500,000 5.250
07/01/2053
1,515,005
6,300,000 5.500
07/01/2053
6,482,120
Salt Lake City International Airport RB Series 2018A (A2/A+)
10,525,000 5.000
07/01/2036
10,690,873
5,000,000 5.000
07/01/2038
5,036,451
7,500,000 5.250
07/01/2048
7,511,482
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
4,000,000 5.000
07/01/2029
4,151,279
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,000,000 5.000
07/01/2046
1,975,779
1,500,000 4.000
07/01/2051
1,243,434
Salt Lake City International Airport RB Series 2023A (A2/A+)
200,000 5.250
07/01/2048
201,765
Salt Lake City Utah Public Utilities RB Series 2025 (Aa1/AAA)
20,875,000 5.250
02/01/2055
22,015,276
Salt Lake City, Utah Airport RB, Series 2017A
(AMT) Salt Lake City International Airport (A2/A+)
5,200,000 5.000
07/01/2042
5,173,254
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
2,325,000 4.000
(c)
10/15/2041
1,779,925
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
1,610,000 5.625
(c)
06/15/2042
1,571,721
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
500,000 4.000
(c)
07/15/2037
422,365
3,485,000 4.250
(c)
07/15/2050
2,630,078
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022B (NR/BB)
65,000 5.750
(c)
07/15/2026
64,700
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
890,000 4.000
(c)
06/15/2041
705,323
Utah Charter School Finance Authority RB Refunding for Summit
Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000 5.000
04/15/2039
710,936
625,000 5.000
04/15/2044
625,104
1,150,000 5.000
04/15/2049
1,125,327
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Utah Housing Corp. Multifamily Housing RB for Promontory
Place Apartments Series 2024B (Aa1/NR)
$ 2,285,000 3.400%
(a)(b)
02/01/2028
$ 2,288,350
104,395,236
Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series
2017 (Aa3/A+)
365,000 5.000
10/01/2043
369,590
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
585,000 5.000
05/01/2026
586,810
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000 5.000
(a)(b)(c)
06/01/2052
2,197,172
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000 5.500
(c)
10/01/2043
2,368,013
5,521,585
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
825,000 5.000
10/01/2039
809,622
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
4,700,000 5.000
(c)
10/01/2039
4,405,126
Virgin Islands Public Finance Authority RB Series 2014 A
(AGM-CR) (A1/AA)
5,000,000 5.000
(c)
10/01/2034
5,013,611
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
1,500,000 5.000
09/01/2040
1,567,333
1,225,000 5.000
09/01/2041
1,269,282
1,200,000 5.000
09/01/2042
1,230,374
1,250,000 5.000
09/01/2044
1,269,754
15,565,102
Virginia - 1.2%
City of Virginia Beach Development
Authority Residential Care Facility RB
2,700,000 7.000
09/01/2053
2,953,048
Economic Development Authority of The City of Salem, Virginia
Educational Facilities RB Roanoke College, Series 2025
(NR/BBB+)
1,000,000 5.000
04/01/2040
989,884
Economic Development Authority of The City of Winchester
Virginia RB Valley Health System Obligated Group Series
2024A (A1/A+)
1,425,000 5.000
01/01/2040
1,487,189
5,365,000 5.000
01/01/2041
5,545,933
2,180,000 5.000
01/01/2042
2,226,681
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aa1/NR)
1,825,000 5.000
(a)(b)
01/01/2045
1,889,498

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
$ 3,000,000 5.000%
01/01/2040
$ 2,893,362
Harrisonburg Redevelopment and Housing Authority Multifamily
Housing RB Helios Series 2023 (Aa1/NR)
4,750,000 3.570
(a)(b)
10/01/2045
4,774,438
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
6,700,000 5.000
(a)(b)
07/01/2053
7,220,364
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
4,215,000 5.000
(a)(b)
05/01/2043
4,276,531
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
45,000 5.000
04/01/2027
46,128
50,000 5.000
04/01/2028
51,657
460,000 5.000
04/01/2029
479,391
350,000 5.000
04/01/2030
367,167
740,000 5.000
04/01/2031
770,817
300,000 5.000
04/01/2032
310,517
650,000 5.000
04/01/2033
669,583
395,000 5.000
04/01/2034
403,835
110,000 5.000
04/01/2035
111,688
430,000 5.000
04/01/2036
434,281
1,030,000 5.000
04/01/2037
1,034,851
410,000 4.000
04/01/2039
367,295
265,000 4.000
04/01/2040
232,568
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
8,385,000 6.706
06/01/2046
6,598,274
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
123,090,000 0.000
(f)
06/01/2047
31,077,123
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
13,500,000 0.000
(f)
06/01/2047
3,336,798
University of Virginia Rector & Visitors General Revenue Pledge
Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000 5.000
04/01/2045
20,729,904
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
3,975,000 5.375
09/01/2029
4,013,235
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
1,500,000 6.000
(h)
06/01/2050
1,582,275
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
300,000 5.000
06/01/2028
312,084
375,000 5.000
06/01/2029
393,836
300,000 5.000
06/01/2031
319,102
875,000 4.000
06/01/2036
841,022
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
5,000,000 3.100
12/01/2045
3,809,514
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
$ 1,000,000 4.800%
12/01/2049
$ 979,264
Virginia Housing Development Authority Rental Housing Bonds
2025 Series A (NON-AMT) (Aa1/AA+)
550,000 3.250
03/01/2029
548,221
1,750,000 3.250
09/01/2029
1,747,884
Virginia Port Authority Commonwealth Port Fund RB Series 2015
(Aa1/AA+)
5,000,000 5.000
(d)
07/01/2025
5,000,000
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (NR/NR)
750,000 5.000
(d)
07/01/2025
750,000
Virginia Port Authority Port Facilities Revenue Refunding Bonds
Series 2015A (NR/NR)
2,000,000 5.000
(d)
07/01/2025
2,000,000
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
1,050,000 5.000
12/31/2056
982,137
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,875,000 5.000
12/31/2052
1,843,635
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
300,000 5.000
(a)(b)(c)
01/01/2048
286,880
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000 5.000
12/31/2049
5,147,418
4,950,000 5.000
12/31/2052
4,672,110
136,507,422
Washington - 1.6%
Bethel School District No. 403 Pierce County Washington
Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
5,865,000 5.000
12/01/2041
6,240,778
8,000,000 5.000
12/01/2042
8,443,955
3,300,000 5.000
12/01/2043
3,463,435
City of Seattle Drainage and Wastewater System Improvement and
Refunding RB Series 2022 (Aa1/AA+)
1,200,000 4.000
09/01/2036
1,214,344
2,665,000 4.000
09/01/2037
2,674,480
City of Seattle RB for Municipal Light & Power Improvement
Series 2018 A (Aa2/AA)
3,340,000 4.000
01/01/2033
3,386,492
6,715,000 4.000
01/01/2034
6,775,028
11,655,000 4.000
01/01/2043
10,807,776
City of Seattle RB Refunding for Drainage & Wastewater Series
2014 (Aa1/AA+)
13,715,000 4.000
05/01/2044
12,171,504
City of Seattle RB Refunding for Drainage & Wastewater Series
2017 (Aa1/AA+)
6,555,000 4.000
07/01/2035
6,591,711
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
1,000,000 5.000
01/01/2049
1,017,620
Energy Northwest Columbia Generating Station Electric Revenue
and Refunding Bonds, Series 2025-A (Aa2/AA-)
7,175,000 5.000
07/01/2042
7,564,569

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Energy Northwest Columbia Generating Station Electric Revenue
Refunding Bonds Series 2021-A (Aa2/AA-)
$ 8,830,000 4.000%
07/01/2042
$ 8,226,377
Highline School District No. 401, King County, Washington UT
GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000 5.000
12/01/2039
2,935,096
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
8,685,000 5.000
04/01/2030
8,684,754
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000 5.000
05/01/2042
4,744,151
Port of Seattle Intermediate Lien RB Series 2018A
(AMT) (A1/AA-)
5,000,000 5.000
05/01/2038
5,024,322
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000 5.000
04/01/2039
7,093,754
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2021C (A1/AA-)
4,000,000 5.000
08/01/2037
4,135,493
700,000 4.000
08/01/2041
617,886
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A
(A1/AA-)
2,500,000 5.000
05/01/2043
2,494,081
Port of Seattle Intermediate Lien Revenue Refunding Bond Series
2022A (A1/AA-)
865,000 5.000
08/01/2028
923,700
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C
(A1/AA-)
5,000,000 5.000
08/01/2039
5,100,382
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA+)
12,455,000 5.000
12/01/2043
12,581,332
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
800,000 5.500
12/01/2044
811,331
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
3,210,000 5.250
01/01/2042
3,322,217
State of Washington Various Purpose GO Bonds Series 2025C
(Aaa/AA+)
4,190,000 5.000
02/01/2049
4,306,444
State of Washington Various Purpose GO Bonds Series R-2022A
(Aaa/AA+)
2,490,000 5.000
02/01/2027
2,583,889
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000 5.000
08/01/2037
5,129,842
1,140,000 5.000
08/01/2039
1,157,758
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
3,370,000 4.000
08/01/2044
2,926,645
Washington Health Care Facilities Authority RB for Fred
Hutchinson Cancer Research Center Series 2015 (NR/NR)
1,500,000 5.000
(d)
07/01/2025
1,500,000
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
2,000,000 5.000
08/01/2037
2,051,937
285,000 5.000
08/01/2038
290,311
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
$ 570,000 5.000%
08/01/2036
$ 588,179
Washington Higher Education Facilities Authority RB for Seattle
University Project Series 2020 (NR/A)
1,200,000 4.000
05/01/2050
1,013,357
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
1,050,000 4.000
07/01/2031
1,063,833
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
320,000 5.000
07/01/2029
333,133
11,450,000 5.000
07/01/2048
11,203,009
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
2,925,000 4.000
07/01/2043
2,511,327
Washington State Housing Finance
Commission Nonprof it Housing RB
2,875,000 4.500
(c)(h)
07/01/2030
2,875,922
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
745,000 5.000
(c)
01/01/2034
755,905
1,400,000 5.000
(c)
01/01/2039
1,382,098
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Revenue Bonds for Emerald
Heights Project Series 2023A (NR/NR)
1,325,000 5.000
07/01/2038
1,359,457
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
900,000 5.625
(c)
07/01/2038
967,913
181,047,527
West Virginia - 0.6%
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
665,000 3.000
03/01/2035
581,425
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University Town Centre Series 2023 A (NR/NR)
395,000 5.000
(c)
06/01/2033
407,498
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
740,000 7.000
(c)
06/01/2043
760,060
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000 5.000
06/01/2035
7,439,440
State of West Virginia GO State Road Bonds Series 2019 A
(Aa2/AA-)
605,000 5.000
06/01/2035
638,507
State of West Virginia, West Virginia GO State Road Bonds, Series
2019 A (Aa2/AA-)
1,600,000 5.000
12/01/2036
1,675,555

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
$ 7,445,000 3.375%
(a)(b)
03/01/2040
$ 7,428,762
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB
7,675,000 3.700
(a)(b)
12/01/2042
7,727,300
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
9,150,000 3.000
(a)(b)
06/01/2037
9,018,614
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
3,565,000 4.700
(a)(b)
04/01/2036
3,583,125
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,855,000 5.125
09/01/2042
2,966,185
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,970,000 5.500
09/01/2048
3,125,975
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa3/BBB)
1,000,000 5.000
01/01/2033
1,022,953
950,000 5.000
01/01/2034
968,454
825,000 5.000
01/01/2035
837,809
2,330,000 5.000
01/01/2036
2,356,575
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
2,375,000 5.000
09/01/2029
2,500,532
4,775,000 5.000
09/01/2030
5,005,105
1,520,000 5.000
09/01/2032
1,577,036
West Virginia Housing Development Fund Housing Finance Bonds
2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000 4.350
11/01/2039
3,826,057
4,685,000 4.700
11/01/2044
4,582,104
West Virginia Housing Development Fund Multifamily
Housing RB for Beckley Preservation Series 2024
(HUD SECT 8) (Aa1/NR)
2,000,000 5.000
(a)(b)
08/01/2027
2,065,401
70,094,472
Wisconsin - 1.5%
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000 5.000
04/01/2026
4,161,154
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
1,475,000 5.000
04/01/2026
1,497,001
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
800,000 5.875
(c)
06/01/2052
752,966
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
$ 300,000 6.375%
(c)
07/01/2043
$ 302,875
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
165,000 4.250
(c)
06/15/2031
157,085
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
700,000 5.000
06/15/2044
668,381
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,060,000 5.375
(c)
06/15/2042
1,008,724
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
1,280,000 5.000
(c)
12/15/2044
1,164,683
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000 5.000
(c)
01/01/2042
1,130,085
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
750,000 4.000
(c)
07/15/2039
668,012
700,000 4.250
(c)
07/15/2044
606,286
700,000 4.500
(c)
07/15/2049
600,166
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba1/BB+)
1,000,000 4.300
11/01/2030
995,197
Public Finance Authority Limited Obligation Grant RB
10,975,000 6.750
(c)
08/01/2031
9,850,062
Public Finance Authority RB for Appalachian Regional Healthcare
System Obligated Group Series 2021 A (NR/BBB-)
265,000 5.000
07/01/2035
269,217
310,000 5.000
07/01/2036
313,340
265,000 5.000
07/01/2037
266,535
310,000 5.000
07/01/2038
309,476
310,000 5.000
07/01/2039
305,429
285,000 5.000
07/01/2040
276,555
310,000 5.000
07/01/2041
296,397
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
220,000 4.000
07/01/2028
224,465
355,000 4.000
07/01/2031
358,082
420,000 4.000
07/01/2032
421,894
175,000 4.000
07/01/2033
175,271
130,000 4.000
07/01/2034
129,842
155,000 4.000
07/01/2035
153,422
220,000 4.000
07/01/2036
216,125
220,000 4.000
07/01/2037
214,764
265,000 4.000
07/01/2038
255,746
265,000 4.000
07/01/2039
252,251
265,000 4.000
07/01/2040
249,124
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,580,000 5.000
(c)
12/01/2035
1,562,130
1,950,000 5.000
(c)
12/01/2045
1,747,307
Public Finance Authority RB for Coral Academy Of Science Las
Vegas Series 2021 A (NR/BBB-)
875,000 4.000
07/01/2041
757,318
1,000,000 4.000
07/01/2051
776,764

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
$ 315,000 4.000%
(c)
06/15/2030
$ 309,607
815,000 5.000
(c)
06/15/2040
781,015
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,225,000 4.000
(c)
03/01/2030
1,187,505
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
6,950,000 5.625
(c)
06/01/2050
6,808,517
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
7,575,000 6.500
(c)
06/01/2045
6,507,250
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
500,000 5.200
12/01/2037
508,669
1,430,000 5.350
12/01/2045
1,437,109
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
2,470,000 6.000
(c)
07/01/2031
2,258,660
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR) (PUTABLE)
240,000 4.000
(a)(b)(d)
10/01/2030
254,035
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/A)
1,325,000 4.000
(a)(b)
10/01/2041
1,350,131
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
8,000,000 5.500
(c)
06/01/2040
8,062,037
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
2,125,000 5.250
11/15/2050
2,142,565
1,550,000 5.250
11/15/2055
1,553,624
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
1,400,000 5.000
01/01/2032
1,479,004
950,000 5.000
01/01/2033
1,000,321
900,000 5.000
01/01/2036
935,156
500,000 5.000
01/01/2037
516,829
2,000,000 5.000
01/01/2039
2,042,044
875,000 5.000
01/01/2040
888,564
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
445,000 5.000
(c)
06/01/2029
448,420
710,000 5.000
(c)
06/01/2039
655,926
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,000,000 4.000
01/01/2030
993,111
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
370,000 4.000
(c)
09/01/2029
367,133
770,000 5.000
(c)
09/01/2039
755,153
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
5,900,000 4.500
(c)
07/01/2048
4,327,628
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
2,770,000 6.125
(c)
10/01/2049
2,365,106
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Waste Management,
Inc. Project Series 2016 A-2 (NR/A-/A-2)
$ 2,000,000 2.875%
05/01/2027
$ 1,966,185
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/BB+)
500,000 5.000
(c)
04/01/2030
510,739
Public Finance Authority Retirement Communities RB for Acts
Retirement-Life Communities Obligated Group Series 2020A
(NR/NR)
1,305,000 5.000
11/15/2041
1,312,651
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
975,000 5.000
11/15/2044
960,779
570,000 5.000
11/15/2049
546,686
Public Finance Authority Senior Airport Facilities RB Refunding
for Transportation Infrastructure Properties LLC Obligated
Group Series 2012 B (NR/BBB+)
3,435,000 5.250
07/01/2028
3,437,743
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000 4.000
01/01/2052
6,715,066
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
825,000 5.250
06/15/2045
836,551
650,000 5.250
06/15/2050
652,027
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
630,000 4.000
(c)
07/01/2041
531,311
2,725,000 4.000
(c)
07/01/2051
2,082,319
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
5,000,000 5.000
(c)
06/01/2041
4,954,217
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
2,677,000 5.375
(c)
12/15/2032
2,676,918
Racine Unified School District Racine County Wisconsin GO
Promissory Notes (BAM) (Aa3/AA)
1,500,000 5.000
04/01/2038
1,596,988
1,350,000 5.000
04/01/2039
1,424,310
1,515,000 5.000
04/01/2040
1,591,749
1,650,000 5.000
04/01/2041
1,723,759
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000 5.000
05/01/2027
2,316,634
Wisconsin Health & Educational Facilities Authority RB for
Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000 4.000
03/15/2030
349,751
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000 5.250
08/15/2039
1,195,671
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000 4.400
08/15/2029
1,384,943
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-2 (NR/NR)
4,200,000 4.200
08/15/2028
4,179,330
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000 3.000
02/01/2042
876,451

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB
Refunding for Lawrence University of Wisconsin Series 2020
(Baa1/NR) – (continued)
$ 390,000 4.000%
02/01/2045
$ 326,930
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
415,000 3.000
12/01/2031
349,486
775,000 4.000
12/01/2041
562,017
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2021B (NR/NR)
475,000 4.000
09/15/2036
443,968
460,000 4.000
09/15/2041
401,252
425,000 4.000
09/15/2045
349,746
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2022 (NR/NR)
700,000 4.000
09/15/2036
654,268
680,000 4.000
09/15/2041
593,156
575,000 4.000
09/15/2045
473,185
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
7,680,000 5.000
(c)
08/01/2027
7,795,711
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000 2.100
(b)(e)
08/15/2054
2,751,910
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
5,675,000 4.500
02/15/2054
5,358,640
Wisconsin Health and Educational Facilities
Authority Senior Living  RB, Series 2025
(Chiara Housing and Services, Inc. Project) (NR/NR)
775,000 6.375
07/01/2045
793,600
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
5,700,000 5.000
02/01/2042
5,724,565
Wisconsin State Health and Educational Facilities Authority
Variable Rate Refunding RB Froedtert Health Inc. Obligated
Group Series 2024A (NR/AA)
3,150,000 5.000
04/01/2041
3,298,293
3,495,000 5.000
04/01/2042
3,619,608
540,000 5.000
04/01/2043
554,165
160,902,528
Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
18,675,000 3.625
07/15/2039
16,296,235
a a
TOTAL MUNICIPAL BONDS
(Cost $11,183,069,595)
10,881,490,430
a
Corporate Bonds - 0.3%
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
4,975,000 7.000% 12/01/27 5,070,534
Toledo Hospital RB Series 2022 B
1,895,000 5.325 11/15/28 1,889,075
6,959,609
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Bonds – (continued)
Toledo Hospital RB Series 2022 B – (continued)
Real Estate - 0.2%
Benloch Ranch Improvement Association No. 1 Series 2020
$ 2,780,721 9.750%
(c)(j)
12/01/39 $ 2,423,955
Benloch Ranch Improvement Association No. 1 Series 2021
1,613,868 9.750
(c)(j)
12/01/39 1,406,809
Benloch Ranch Improvement Association No. 2
14,700,000 10.000
(c)(j)
12/01/51 11,426,163
Brixton Park Improvement Association No. 1 Series
12,313,479 6.875
(c)(j)
12/01/51 10,678,618
25,935,545
TOTAL CORPORATE BONDS
(Cost $37,449,756)
32,895,154
a
Bank Loans
(k)
- 0.0%
Engineering & Construction - 0.0%
Rialto Bioenergy Facility, LLC ( SOFR + 0.1% )
7,624,999 15.334
(j)
04/30/24 0
292,874 15.329
(j)
06/10/24 11,882
11,882
TOTAL BANK LOANS
(Cost $7,691,475)
11,882
TOTAL INVESTMENTS - 98.7%
(Cost $11,228,210,826)
$ 10,914,397,466
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.3%
147,160,117
NET ASSETS - 100.0%
$ 11,061,557,583
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Security is currently in default and/or non-income producing.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2025.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
June 30, 2025.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
Zero coupon bond until next reset date.
(h)
When-issued security.
(i)
Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(j)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Additional Investment Information
(k)
Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2025. Bank
Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured
Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”)
and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SCH BD RES
FD
-
School Board Reserve Fund
SCSDE - South Carolina State Department of Education
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
FUTURES CONTRACTS
— At June 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (2,154) 09/19/25 $ (256,258,687) $ (7,840,126)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.0%
Alabama - 2.0%
Black Belt Energy Gas District Gas Project RB Series 2022C-1
(A1/NR)
$ 10,000,000 5.250%
(a)(b)
02/01/2053
$ 10,516,130
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AG) (A1/AA)
2,050,000 5.750
09/01/2050
2,165,584
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 A
(NR/NR)
5,555,000 6.000
(c)(d)
07/01/2025
5,721,650
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 B
(NR/NR)
1,975,000 8.000
(c)(d)
07/01/2025
2,034,250
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
3,150,000 5.250
(a)(b)
07/01/2054
3,369,654
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
2,525,000 5.750
(a)(b)
04/01/2054
2,757,369
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
26,250,000 5.750
10/01/2049
26,468,967
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
32,160,000 5.250
10/01/2049
32,516,519
15,180,000 5.500
10/01/2053
15,561,055
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
1,085,000 4.500
11/01/2042
919,782
1,000,000 4.750
11/01/2049
829,259
Midcity Improvement District Special Assessment RB Series 2024
(NR/NR)
400,000 6.500
(d)
11/01/2044
372,026
550,000 6.750
(d)
11/01/2053
504,509
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
50,000,000 5.000
(a)(b)
06/01/2049
52,709,020
Southeast Energy Authority A Cooperative District Energy Supply
RB Series 2025B (A1/NR)
18,265,000 5.250
(a)(b)
03/01/2055
19,081,372
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
10,000,000 5.000
(a)(b)
01/01/2054
10,533,637
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
3,000,000 5.000
(a)(b)
05/01/2055
3,167,933
Sumter County Alabama (NR/NR)
12,400,000 6.000
(e)
07/15/2052
0
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,620,000 5.250
(a)(b)
12/01/2053
3,879,543
The Educational Building Authority of The City of Homewood
Alabama Lease RB CHF – Horizons I L.L.C. Recreation
Center Project at Samford University Tax-Exempt Series 2024-
A (Baa2/NR)
3,000,000 5.500
10/01/2054
3,026,849
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Educational Building Authority of The City of Homewood
Alabama RB CHF – Horizons II L.L.C. Student Housing &
Parking Project at Samford University Tax-Exempt Series
2024-C (Baa2/NR)
$ 2,930,000 5.500%
10/01/2054
$ 2,956,223
1,100,000 5.000
10/01/2056
1,029,101
The Industrial Development Authority of Baldwin County County
Solid Waste Disposal RB Novelis Corporation Project, Series
2025A (B1/BB)
11,250,000 5.000
(a)(b)(d)
06/01/2055
11,341,598
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa3/BBB)
14,400,000 5.000
06/01/2054
13,798,109
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB for AM NS Calvert LLC Project Series
2024B (Baa3/BBB)
12,775,000 4.750
12/01/2054
11,752,926
237,013,065
Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset
Back Bonds Series 2021 (NR/NR)
19,470,000 0.000
(f)
06/01/2066
2,326,696
a a
American Samoa - 0.1%
American Samoa Economic Development Authority General RB
Series 2021A (Ba3/NR)
6,375,000 5.000
(d)
09/01/2038
6,257,297
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,800,000 3.720
(d)
09/01/2027
1,736,187
7,993,484
Arizona - 1.2%
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
900,000 5.375
(d)
07/01/2053
847,804
1,000,000 5.500
(d)
07/01/2058
953,274
Arizona IDA Education RB for Benjamin Franklin Charter School
Projects Series 2023A (Ba1/NR)
1,000,000 5.250
(d)
07/01/2053
919,619
1,000,000 5.500
(d)
07/01/2058
940,753
Arizona IDA Hospital RB for Navajo Health Foundation - Sage
Memorial Hospital, Inc. Project Series 2024 (NR/NR)
7,075,000 7.125
(d)
05/01/2044
7,483,729
11,200,000 7.625
(d)
05/01/2054
12,074,343
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000 6.500
(d)
11/01/2053
16,435,557
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000 4.000
11/01/2050
1,222,262
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Ca/NR)
1,000,000 5.000 *
05/01/2038
510,000
2,780,000 5.000 *
05/01/2043
1,417,800
3,450,000 5.000 *
05/01/2048
1,759,500
2,000,000 5.000 *
05/01/2051
1,010,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
$ 925,000 4.000%
(d)
12/15/2041
$ 779,898
2,115,000 4.000
(d)
12/15/2051
1,592,691
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
470,000 4.000
(d)
07/15/2051
335,389
445,000 4.000
(d)
07/15/2056
307,125
Arizona Industrial Development Authority RB Refunding for
Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000 5.000
(d)
07/15/2053
9,934,414
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
9,550,000 5.125
01/01/2059
8,773,105
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
6,017,748 5.125
01/01/2059
4,718,561
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,625,000 3.000
07/01/2049
1,148,281
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
2,710,000 3.250
07/01/2049
1,971,661
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000 4.000
(d)
07/01/2056
964,838
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
3,400,000 3.500
(b)(d)
07/01/2044
2,604,876
County of Maricopa IDA Exempt Facilities RB for Commercial
Metals Company Project Series 2022 (Ba2/BB+)
1,825,000 4.000
(d)
10/15/2047
1,514,935
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
4,500,000 6.875
(d)
11/15/2052
4,689,164
2,750,000 7.000
(d)
11/15/2057
2,877,134
Equitable School Revolving Fund National Charter School
Revolving Loan Fund RB (NR/A)
4,325,000 4.000
11/01/2051
3,490,405
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
95,000 3.500
07/01/2029
91,220
595,000 4.100
07/01/2034
565,627
1,842,000 4.750
07/01/2043
1,638,082
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000 5.000
05/15/2056
14,802,989
La Paz County Industrial Development Authority RB for American
Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000 6.000
(d)
*
08/01/2028
1,550,000
16,130,000 6.250
(d)
*
08/01/2040
8,065,000
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
580,000 4.000
02/15/2051
439,153
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
700,000 5.000
(d)
07/01/2050
630,936
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB) – (continued)
$ 1,340,000 5.000%
(d)
07/01/2054
$ 1,185,404
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
1,885,000 5.250
(d)
10/01/2040
1,635,452
1,885,000 5.500
(d)
10/01/2051
1,532,718
Maricopa County Pollution Control Corp Pollution Control
Revenue Refunding Bonds Series A (A2/A-)
2,000,000 2.400
06/01/2035
1,597,830
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
250,000 5.500
(d)
05/01/2040
238,406
950,000 5.750
(d)
05/01/2050
893,280
Tempe Industrial Development Authority RB for Tempe Life Care
Village Obligated Group Series 2019 (NR/NR)
1,520,000 5.000
12/01/2050
1,359,636
1,900,000 5.000
12/01/2054
1,671,843
The Industrial Development Authority of the City of Phoenix RB
Refunding for Downtown Phoenix Student Housing LLC
Series 2018 (Baa3/NR)
850,000 5.000
07/01/2037
852,219
1,000,000 5.000
07/01/2042
971,799
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
1,050,000 5.000
(d)
06/15/2054
950,663
1,375,000 5.000
(d)
06/15/2059
1,229,232
1,825,000 5.000
(d)
06/15/2064
1,610,466
The Industrial Development Authority of The County of Maricopa
Education Facilities RB for Arizona Christian University
Project Series 2024A (NR/NR)
3,675,000 6.375
(a)(b)(d)
10/01/2054
3,492,816
The Industrial Development Authority of
The County of Maricopa Education RB
1,150,000 4.000
(d)
07/01/2051
910,441
The Industrial Development Authority of The County of Maricopa
Education Revenue Refunding Bonds Legacy Traditional
Schools Projects Series 2024 (NR/BBB-)
3,675,000 4.250
07/01/2044
3,191,379
The Industrial Development Authority of The County of Maricopa
Educational Facilities Valley Christian Schools Project RB
Series 2023A (NR/NR)
1,925,000 6.250
(d)
07/01/2053
1,827,868
1,800,000 6.375
(d)
07/01/2058
1,719,519
145,931,096
Arkansas - 0.2%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
16,175,000 5.450
09/01/2052
16,202,578
Arkansas Development Finance Authority Environmental
Improvement RB Series 2023 United States Steel Corporation
Project Green Bonds (AMT) (NR/BB-)
2,275,000 5.700
05/01/2053
2,305,357
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,370,000 3.200
12/01/2049
3,833,995

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
$ 1,300,000 4.250%
07/01/2041
$ 1,072,359
775,000 3.500
07/01/2046
498,576
500,000 4.000
07/01/2052
334,037
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
5,090,000 3.500
07/01/2038
3,868,826
28,115,728
California - 8.6%
ABC Unified School District GO Bonds Series 2001 C
(NATL) (Aa2/AA-)
1,600,000 0.000
(f)
08/01/2026
1,547,277
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (A1/AA-)
3,500,000 5.500
05/01/2055
3,631,576
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019A (AMT) (A1/AA-)
3,980,000 4.000
05/01/2049
3,391,079
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/AA-)
1,535,000 4.000
05/01/2050
1,306,005
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/NR)
145,000 4.000
(c)
05/01/2029
146,648
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (AGM) (A1/AA)
3,225,000 0.000
(g)
10/01/2051
1,797,970
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,850,000 0.000
(g)
10/01/2047
1,053,584
1,850,000 0.000
(g)
10/01/2048
1,045,422
2,300,000 0.000
(g)
10/01/2049
1,283,774
1,375,000 0.000
(g)
10/01/2050
765,479
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000 0.000
(f)
08/01/2037
3,137,312
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AGM) (A1/AA)
2,050,000 0.000
(f)
08/01/2036
1,279,836
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000 3.000
04/01/2054
3,499,602
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
5,000,000 4.500
07/01/2054
4,513,953
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000 5.000
(a)(b)
02/01/2054
3,157,594
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
2,000,000 5.000
(a)(b)
07/01/2053
2,087,397
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
20,000,000 5.000
(a)(b)
02/01/2055
21,132,114
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Community College Financing Authority RB for NCCD-
Orange Coast Properties LLC Series 2018 (NR/BBB-)
$ 2,755,000 5.250%
05/01/2048
$ 2,797,373
2,850,000 5.250
05/01/2053
2,883,657
California Community College Financing Authority Student
Housing RB for Napa Valley College Project Series 2022A
(NR/NR)
9,275,000 5.750
(d)
07/01/2060
7,752,699
California Community Housing Agency Aster Apartments RB
Series 2021 A-1 (NR/NR)
9,775,000 4.000
(d)
02/01/2056
7,873,526
California Community Housing Agency Essential Housing Junior
RB Series 2021A-2 (NR/NR)
2,300,000 4.000
(d)
08/01/2050
1,716,611
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
20,820,000 4.000
(d)
02/01/2056
14,486,212
California Community Housing Agency Essential Housing RB
Series 2021A-1 (NR/NR)
1,825,000 3.000
(d)
02/01/2057
1,166,535
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
6,450,000 4.000
(d)
02/01/2056
5,089,031
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
1,345,000 5.000
06/01/2050
1,255,750
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
7,375,000 0.000
(f)
06/01/2055
1,454,842
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
80,000 5.000
06/01/2049
77,491
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
145,960,000 0.000
(f)
06/01/2055
25,997,359
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
145,220,000 0.000
(f)
06/01/2055
16,469,400
California Enterprise Development Authority Charter School RB
for The Rocklin Academy Project Series 2024 (NR/BB+)
700,000 5.000
(d)
06/01/2054
642,200
1,100,000 5.000
(d)
06/01/2064
983,122
California Enterprise Development Authority RB Refunding for
Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000 4.000
(d)
06/01/2061
449,087
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/A-)
5,510,000 4.000
04/01/2049
4,746,412
California Health Facilities Financing Authority RB for
Commonspirit Health 2020 A (NR/NR)
195,000 4.000
(c)
04/01/2030
206,584
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
2,525,000 4.000
05/15/2051
2,171,837

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank
Brightline West Passenger Rail Project Series RB Series
2020A-1 (NR/NR)
$ 900,000 5.000%
(d)
01/01/2055
$ 750,903
California Infrastructure and Economic Development Bank Senior
Subordinated Secured RB Brightline West Passenger Rail
Project Series 2025A (NR/NR)
64,825,000 9.500
(a)(b)(d)
01/01/2065
61,428,364
California Municipal Finance Authority Charter School Leave
Revenue Refunding Bonds Series 2022 (NR/BB+)
750,000 5.000
07/01/2052
687,385
3,725,000 5.000
07/01/2062
3,314,218
California Municipal Finance Authority Community Facilities
District Special Tax Bonds for City of Chula Vista Series 2022
(NR/NR)
2,750,000 5.000
09/01/2052
2,723,617
5,250,000 5.000
09/01/2057
5,157,639
California Municipal Finance Authority Municipal Certificates
Series 2025-1 Class B (NR/NR) (PUTABLE)
1,250,000 3.536
(a)(b)(d)(g)
06/20/2049
755,770
California Municipal Finance Authority RB
(California Lutheran University) Series 2018 (Baa2/NR)
225,000 5.000
10/01/2035
230,343
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
3,800,000 5.000
02/01/2042
3,776,885
10,000,000 5.000
02/01/2047
10,001,569
California Municipal Finance Authority RB for P3 Claremont
Holdings LLC Series 2020 A (NR/NR)
1,135,000 5.000
(d)
07/01/2052
969,918
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,510,000 4.000
07/01/2051
1,176,340
1,035,000 4.000
07/01/2055
785,893
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
250,000 5.000
10/01/2034
256,760
300,000 5.000
10/01/2037
305,064
300,000 5.000
10/01/2038
303,796
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,090,000 5.000
(d)
10/01/2049
968,903
1,740,000 5.000
(d)
10/01/2054
1,510,893
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
7,395,000 5.000
12/31/2043
7,216,993
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
14,040,000 4.000
12/31/2047
11,673,137
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
11,425,000 4.000
07/15/2029
11,186,011
California Municipal Finance Authority Student Residence RB
Ascent 613 Project Series 2025A (NR/NR)
2,825,000 5.375
(d)
01/01/2055
2,623,564
1,375,000 5.500
(d)
01/01/2060
1,288,045
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
$ 1,325,000 5.000%
(d)
07/01/2037
$ 1,325,195
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,355,000 5.000
(d)
07/01/2035
2,472,143
1,730,000 5.000
(d)
07/01/2037
1,791,131
1,750,000 5.000
(d)
07/01/2038
1,797,713
1,200,000 5.000
(d)
11/21/2045
1,188,792
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
12,660,000 5.000
(d)
11/21/2045
12,002,547
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
8,500,000 5.000
(d)
11/21/2045
8,420,613
California Pollution Control Financing Authority
Water Furnishing RR Bonds, Series 2019
550,000 5.000
(d)
07/01/2039
555,441
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,540,000 5.000
(d)
06/15/2050
1,373,390
1,030,000 5.000
(d)
06/15/2055
900,415
California Public Finance Authority Senior Living Revenue
Refunding Bonds for Enso Village Project Series 2021B1
(NR/NR)
495,000 3.125
(d)
05/15/2029
482,015
California School Finance Authority Charter School RB Envision
Education Obligated Group Series 2024A (NR/BB+)
1,620,000 5.000
(d)
06/01/2064
1,383,339
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
4,605,000 6.375
(d)
04/01/2062
4,524,189
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
2,055,000 5.000
(d)
10/01/2052
1,915,113
3,250,000 5.000
(d)
10/01/2061
2,995,525
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000 4.000
(d)
10/01/2046
1,196,004
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,235,000 5.500
(d)
07/01/2054
2,240,746
2,200,000 5.625
(d)
07/01/2063
2,202,752
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000 5.250
(d)
07/01/2052
1,003,404
745,000 5.375
(d)
07/01/2056
716,220
1,525,000 5.500
(d)
07/01/2062
1,480,427
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,800,000 6.500
(d)
06/01/2062
1,845,356

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
$ 560,000 5.625%
(d)
06/01/2043
$ 552,570
700,000 5.875
(d)
06/01/2053
687,695
California School Finance Authority Charter School RB for River
Springs Charter School Series 2022A (NR/BB+)
2,905,000 5.000
(d)
07/01/2052
2,654,945
4,190,000 5.000
(d)
07/01/2061
3,725,940
California School Finance Authority Charter School RB for Valley
International Preparatory High School Project Series 2022A
(NR/NR)
2,230,000 5.250
(d)
03/01/2062
1,558,617
California School Finance Authority Charter School Refunding
RB Partnerships to Uplift Communities Project Series 2023
(NR/BB)
500,000 5.250
(d)
08/01/2038
503,785
550,000 5.500
(d)
08/01/2043
551,466
400,000 5.500
(d)
08/01/2047
395,471
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000 5.000
(d)
06/01/2064
1,301,626
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
3,500,000 5.000
(d)
10/01/2050
3,243,654
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
2,770,000 5.000
(d)
07/01/2058
2,490,550
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
600,000 5.000
(d)
06/01/2051
512,783
2,440,000 5.000
(d)
06/01/2061
2,014,265
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000 5.000
(d)
07/01/2045
1,256,477
1,240,000 5.000
(d)
07/01/2055
1,130,783
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
600,000 4.000
(d)
06/01/2041
470,243
700,000 4.000
(d)
06/01/2051
478,349
1,220,000 4.000
(d)
06/01/2061
787,152
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000 5.000
(d)
07/01/2059
2,238,203
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 B (NR/BBB-)
945,000 4.000
(d)
07/01/2045
776,206
California School Finance Authority School Facility Refunding RB
for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000 5.250
(d)
07/01/2048
694,072
California Statewide Communities Development Authority
500,000 5.000
08/01/2038
505,663
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
1,000,000 5.000
09/01/2053
982,491
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
$ 710,000 5.000%
09/01/2037
$ 710,844
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000 7.250
(d)
09/01/2050
2,917,814
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
2,650,000 4.000
09/01/2051
2,168,582
California Statewide Communities Development Authority
Community Facilities District Special Tax Bonds Series 2022
(NR/NR)
4,500,000 5.000
09/01/2052
4,430,711
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
575,000 5.000
09/02/2043
579,054
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2019
A (NR/NR)
1,345,000 5.000
09/02/2039
1,372,990
895,000 5.000
09/02/2044
900,916
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
375,000 5.000
(d)
06/01/2034
381,784
475,000 5.000
(d)
06/01/2039
468,520
1,340,000 5.000
(d)
06/01/2051
1,219,037
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Obligated Group
Series 2018 A (NR/BB)
12,095,000 5.500
(d)
12/01/2058
11,799,262
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
18,325,000 5.250
12/01/2044
17,817,377
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
1,600,000 5.000
(d)
12/01/2041
1,550,559
2,080,000 5.000
(d)
12/01/2046
1,963,738
10,030,000 5.250
(d)
12/01/2056
9,608,173
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
3,000,000 4.000
08/01/2045
2,511,031
California Statewide Communities Development Authority RB for
Marin General Hospital Series 2018A (NR/BBB)
175,000 5.000
08/01/2037
177,777
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000 5.250
(d)
07/01/2039
2,350,162
3,375,000 5.250
(d)
07/01/2049
3,212,976
1,975,000 5.250
(d)
07/01/2052
1,854,259
California Statewide Communities Development Authority RB
Green Bonds for Marin General Hospital Series 2018A
(NR/BBB)
365,000 5.000
08/01/2028
379,749

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB
Refunding for California Baptist University Series 2017 A
(NR/NR)
$ 935,000 5.000%
(d)
11/01/2032
$ 948,267
1,875,000 5.000
(d)
11/01/2041
1,793,255
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
21,240,000 5.500
12/01/2054
20,866,815
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,230,000 4.000
09/02/2050
1,000,263
California Statewide Communities Development Authority Special
Assessment Bonds Series 2018 C (NR/NR)
3,095,000 5.000
09/02/2038
3,157,925
California Statewide Communities Development Authority Special
Assessment Series 2021 A (NR/NR)
1,990,000 4.000
09/02/2051
1,628,464
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
1,525,000 5.250
09/01/2052
1,532,576
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,040,000 5.000
09/02/2048
1,043,388
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
2,960,000 5.000
09/02/2048
2,966,444
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
3,075,000 5.000
05/15/2047
3,076,567
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,450,000 5.000
05/15/2040
1,451,071
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
36,600,000 0.000
(f)
06/01/2046
5,804,742
Capistrano Unified School District Special Tax for Capital
Appreciation Series 2005 (NATL) (Baa3/NR)
7,000,000 0.000
(f)
09/01/2033
5,101,678
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
190,000 3.000
09/01/2037
156,820
195,000 3.000
09/01/2038
155,266
205,000 3.000
09/01/2039
157,738
210,000 3.000
09/01/2040
158,318
715,000 3.125
09/01/2044
512,905
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2051
738,058
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
1,500,000 4.000
(d)
09/01/2051
1,202,179
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City and County of San Francisco Special Tax District No. 2020-1
$ 1,345,000 5.750%
(d)
09/01/2053
$ 1,387,507
City and County of San Francisco Special Tax District No. 2020-1
1,650,000 5.750
(d)
09/01/2053
1,702,146
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
1,050,000 5.000
09/01/2053
1,036,244
City of Beaumont Community Facilities District No. 2016-3
Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000 5.000
09/01/2053
878,992
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,700,000 5.375
09/01/2052
2,747,971
City of Dublin, Community Facilities District No. 2015-1
1,150,000 5.375
09/01/2051
1,170,108
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
850,000 5.000
09/01/2050
848,728
City of Fremont Community Facilities District No. 1 Special Tax
for Pacific Commons Series 2015 (NR/NR)
3,000,000 5.000
09/01/2045
2,954,924
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
1,850,000 4.000
05/15/2049
1,615,453
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
450,000 4.125
05/15/2043
417,679
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000 5.250
04/01/2034
1,552,348
3,565,000 5.250
04/01/2039
2,823,919
16,065,000 5.250
04/01/2049
12,508,064
11,685,000 5.250
04/01/2054
8,876,202
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Bonds Series 2024 (NR/NR)
600,000 5.000
09/01/2049
600,940
525,000 5.000
09/01/2053
521,231
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
420,000 3.000
09/01/2031
401,692
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,600,000 4.000
09/02/2037
1,547,114
City of Palo Alto Limited Obligation Refunding Improvement
Bonds for University Avenue Area off-Street Parking
Assessment District Series 2012 (NR/A-)
540,000 5.000
09/02/2030
541,841
City of Roseville Special Tax Bonds for Creekview Community
Facilities District No. 1 Series 2023 (NR/NR)
1,650,000 5.250
09/01/2053
1,665,807
City of Roseville Special Tax The Ranch at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
350,000 4.000
09/01/2035
346,597
375,000 4.000
09/01/2040
346,099
425,000 4.000
09/01/2045
368,942
950,000 4.000
09/01/2050
794,453
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
475,000 4.000
09/01/2045
412,347

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
$ 280,000 5.000%
(d)
09/01/2032
$ 288,039
700,000 5.000
(d)
09/01/2037
712,294
1,745,000 5.000
(d)
09/01/2047
1,747,405
City of San Francisco Airport Commission International Airport
RB Series 2022A (A1/NR)
4,330,000 5.000
05/01/2052
4,258,368
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/AA-)
2,000,000 5.000
05/01/2049
1,975,986
City of San Francisco Improvement Area Community Facilities
District Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2046
770,662
City of San Jose, California Airport Revenue Refunding Bonds
Series 2017A (A2/A)
4,310,000 5.000
03/01/2047
4,231,167
CMFA Special Finance Agency Essential Housing RB Series
2021A-1 (NR/NR)
4,465,000 3.000
(d)
12/01/2056
2,809,075
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
5,500,000 3.000
(d)
08/01/2056
3,551,975
Community Facilities District No. 2016-1 of The Root Creek Water
District Improvement Area No. 2 Special Tax Bonds Series
2023 (NR/NR)
1,600,000 5.000
09/01/2053
1,560,332
Community Facilities District No. 2023-1 of The County of Orange
(Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000 5.500
08/15/2053
1,291,616
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000 5.000
09/01/2044
2,601,984
200,000 4.000
09/01/2045
172,935
County of Los Angeles Community Facilities District Special Tax
Bonds Series 2022 (NR/NR)
2,775,000 5.000
09/01/2052
2,768,702
County of San Diego Community Facilities District No. 2008-01
Special Tax Series 2020 A (NR/NR)
695,000 3.000
09/01/2050
459,095
CSCDA Community Improvement Authority Essential Housing RB
Series 2021A-2 (NR/NR)
12,855,000 3.000
(d)
12/01/2056
8,455,797
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
10,890,000 3.600
(d)
05/01/2047
8,593,015
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-2 (NR/NR)
6,400,000 3.250
(d)
04/01/2057
4,416,795
Denair California Unified School District GO Bonds Capital
Appreciation Election 2001 Series 2003 B (NATL) (Baa3/A-)
1,305,000 0.000
(f)
08/01/2027
1,218,447
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
1,895,000 4.000
05/15/2051
1,641,773
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2022 Series A
(Private Activity/AMT) (Aa3/AA-)
$ 2,955,000 4.000%
05/15/2049
$ 2,580,359
Department of Airports of The City of Los Angeles, California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2025 Series A (Aa3/NR)
6,200,000 5.250
05/15/2050
6,362,191
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (BAM) (Aa2/AA)
5,500,000 5.000
07/01/2053
5,567,987
3,625,000 5.000
07/01/2055
3,663,205
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
9,375,000 5.000
07/01/2050
9,445,787
Dublin Unified School District GO Bonds Election of 2020 Series
B (Aa2/AA+)
15,000,000 4.250
08/01/2053
14,005,711
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
445,000 3.125
09/01/2044
317,297
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
1,000,000 4.000
01/15/2046
940,836
El Camino Community College District Capital Appreciation Term
Bonds (Aa1/AA+)
6,475,000 0.000
(f)
08/01/2038
3,780,567
El Rancho California Unified School District GO Bonds Capital
Appreciation Election 2003 Series 2007 (NATL) (Baa3/NR)
5,400,000 0.000
(f)
08/01/2032
4,230,358
Fairfield COPS Capital Appreciation for Water Financing Series
2007 A (AGC) (NR/AA)
4,180,000 0.000
(f)
04/01/2029
3,707,021
Folsom Cordova Unified School District No. 4 GO for School
Facilities Improvement Capital Appreciation for Election of
2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000 0.000
(f)
10/01/2032
2,724,486
Foothill/Eastern Transportation Corridor Agency toll Road RB
Refunding Capital Appreciation Senior Lien Series 2015 A
(AGM) (A1/AA)
10,000,000 0.000
(f)
01/15/2035
7,119,228
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
22,010,000 3.950
(b)
01/15/2053
18,937,021
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
13,230,000 3.850
06/01/2050
12,038,480
Golden State tobacco Securitization Corp. tobacco Settlement
Asset Backed Bonds Series 2022A-1 (NR/BBB)
5,375,000 5.000
06/01/2051
5,290,352
Golden State tobacco Securitization Settlement Corp ABS Bond
Series 2021B-2 (NR/NR)
119,850,000 0.000
(f)
06/01/2066
12,658,653
Improvement Area 3 of The City of Stockton Community Facilities
District No. 2018-2 Westlake Villages Ii Special Tax Bonds
Series 2024 (NR/NR)
650,000 5.000
09/01/2054
646,934

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Improvement Area B of The City of Fillmore Community Facilities
District No. 5, Heritage Valley Parks Special Tax Bonds Series
2023 (NR/NR)
$ 3,500,000 5.000%
09/01/2053
$ 3,454,146
Improvement Area No. 1 of California Municipal Finance
Authority Community Facilities District No. 2023-5 Special
Tax Bonds, Series 2023 (NR/NR)
1,000,000 5.500
09/01/2048
1,037,688
1,000,000 5.625
09/01/2053
1,032,100
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
112,360,000 0.000
(f)
06/01/2036
50,508,696
Inland Empire tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-2
(NR/CCC)
51,235,000 0.000
(f)
06/01/2047
8,440,264
Inland Empire tobacco Securitization Authority RB Turbo
Asset-Backed Bonds for Capital Appreciation Series 2007 D
(NR/CCC)
290,580,000 0.000
(f)
06/01/2057
18,658,578
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
4,600,000 5.000
03/01/2057
4,526,675
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000 3.000
08/01/2046
2,815,376
Los Angeles County GO Bonds for Westside Union School District
Election Series 2008 B (Aa2/AA-)
49,925,000 0.000
(f)
08/01/2050
14,984,494
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
2,125,000 3.000
12/01/2050
1,488,600
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa2/NR)
3,760,000 0.000
(f)
08/01/2035
2,584,177
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000 6.500
11/01/2039
15,476,545
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000 6.500
11/01/2039
3,585,300
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
7,430,000 6.125
11/01/2029
7,835,949
20,315,000 6.500
11/01/2039
24,278,457
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.500
08/01/2030
5,010,018
New Haven Unified School District GO Refunding Bonds for
Capital Appreciation Series 2009 (AGC) (Aa2/AA)
1,105,000 0.000
(f)
08/01/2026
1,071,329
5,550,000 0.000
(f)
08/01/2030
4,761,699
7,855,000 0.000
(f)
08/01/2032
6,279,204
7,000,000 0.000
(f)
08/01/2034
5,137,400
Orange County California Community Facilities District No.
2015-1 Village of Esencia Special Tax Bonds Series 2015 A
(NR/NR)
1,000,000 5.250
08/15/2045
999,923
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000 7.000
08/01/2038
11,771,583
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Poway Unified School District GO Bonds Capital Appreciation for
School Facility Improvement Series 2011 B (Aa2/AA-)
$ 1,300,000 0.000%
(f)
08/01/2040
$ 676,810
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
900,000 3.000
09/01/2032
852,020
820,000 3.000
09/01/2033
765,259
750,000 3.000
09/01/2034
689,150
Rancho Cordova Community Facilities District No. 2018-1 Special
Tax for Grantline 208 Series 2019 (NR/NR)
400,000 5.000
09/01/2049
400,339
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
4,000,000 4.000
08/01/2052
3,519,186
Rialto Unified School District GO Election of 2010 Series 2011 A
(AGM) (Aa3/AA)
6,200,000 0.000
(f)
08/01/2036
3,847,339
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
2,775,000 5.250
09/01/2047
2,784,847
3,875,000 5.000
09/01/2052
3,668,400
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
400,000 5.750
09/01/2052
409,270
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
2,220,000 0.000
(f)
10/01/2033
1,636,513
2,220,000 0.000
(f)
10/01/2035
1,496,478
1,840,000 0.000
(f)
10/01/2037
1,113,675
5,100,000 0.000
(f)
10/01/2038
2,894,484
8,425,000 0.000
(f)
10/01/2039
4,510,962
13,395,000 0.000
(f)
10/01/2040
6,748,342
7,275,000 0.000
(f)
10/01/2041
3,436,685
6,360,000 0.000
(f)
10/01/2042
2,828,765
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
1,755,000 5.000
07/01/2046
1,740,450
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (AMT) (A1/NR)
1,080,000 5.000
07/01/2051
1,069,421
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000 0.000
(f)
07/01/2043
405,321
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
10,000,000 0.000
(f)
07/01/2030
8,578,286
3,305,000 0.000
(f)
07/01/2031
2,733,480
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
1,370,000 4.000
08/01/2032
1,244,345
1,560,000 4.000
08/01/2033
1,390,995
1,680,000 4.000
08/01/2034
1,469,398
1,810,000 4.000
08/01/2035
1,548,640
1,945,000 4.000
08/01/2036
1,629,480

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Santa Monica Redevelopment Agency Tax Allocation for
Earthquake Recovery Redevelopment Project Series 2011
(NR/AA)
$ 2,000,000 5.000%
07/01/2042
$ 2,002,724
Silicon Valley tobacco Securitization Authority tobacco Settlement
ABS Series 2007D (NR/NR)
27,250,000 0.000
(f)
06/01/2056
2,375,816
Silicon Valley tobacco Securitization Authority tobacco Settlement
Asset Backed RB Series 2007 C (NR/NR)
91,400,000 0.000
(f)
06/01/2056
8,710,064
Tejon Ranch Public Facilities Financing Authority Special Tax
for Community Facilities District No. 2008-1 Series 2020
(NR/NR)
4,750,000 4.000
09/01/2050
3,989,934
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
9,510,000 0.000
(f)
06/01/2054
1,912,573
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
2,155,000 5.000
10/01/2049
2,061,978
Tustin California Community Facilities District No. 2014-1 Tustin
Legacy/Standard Pacific Special Tax Bonds Series 2015 A
(NR/NR)
750,000 5.000
09/01/2040
752,442
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
780,000 4.625
09/01/2049
718,099
2,425,000 5.000
09/01/2054
2,388,025
William S. Hart Union High School District GO Bonds Capital
Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000 0.000
(f)
08/01/2034
6,135,524
Yosemite Community College District GO Bonds Election of 2004
Series 2010 D (Aa2/AA-)
19,135,000 0.000
(g)
08/01/2042
15,349,661
1,009,074,554
Colorado - 4.9%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,570,000 4.700
12/01/2047
1,381,492
Amber Creek Metropolitan District GO Refunding & Improvement
Bonds Series 2017 A (NR/NR)
586,000 5.000
12/01/2037
568,247
613,000 5.125
12/01/2047
575,983
Arista Metropolitan District In The City and County of Broomfield,
Colorado Subordinate Limited Tax GO and Special RR and
Improvement Bonds Series 2023B (NR/NR)
2,260,000 8.250
12/15/2039
2,287,623
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series
2020 B (NR/NR)
4,000,000 7.750
12/15/2050
4,002,112
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds
Series 2021 (NR/NR)
4,000,000 4.875
(d)
12/01/2051
3,387,209
Banning Lewis Ranch Regional Metropolitan District No. 2 GO
Bonds Series 2021 (NR/NR)
4,690,000 5.750
12/01/2051
4,333,016
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Baseline Metropolitan District No.1 In The City and County of
Broomfield Colorado Subordinate Special RB Series 2024B
(NR/NR)
$ 3,000,000 6.750%
12/15/2054
$ 3,000,489
Belford North Metropolitan District GO Bonds Series 2020 B
(NR/NR)
6,000,000 8.500
12/15/2050
6,014,760
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,930,000 0.000
(d)(g)
12/01/2049
1,923,120
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
21,250,000 4.000
12/01/2049
18,268,068
Brighton Crossing Metropolitan District No. 6 Limited Tax GO
Bonds Series 2020A(3) (NR/NR)
3,835,000 5.000
12/01/2050
3,498,490
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
2,250,000 5.375
12/01/2048
2,121,565
Canyon Pines Metropolitan District Special Improvement District
No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000 3.750
12/01/2040
8,807,767
Cascade Ridge Metropolitan District GO Bonds Series 2021
(NR/NR)
2,500,000 5.000
12/01/2051
2,078,113
Castleview Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
4,220,000 5.000
12/01/2050
3,300,789
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021
(NR/NR)
9,400,000 6.000
12/01/2051
8,319,945
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
2,575,000 5.350
12/01/2050
2,334,832
City of Colorado Springs Colorado Utilities System Improvement
RB Series 2024A (Aa2/AA+)
2,665,000 5.250
11/15/2054
2,779,211
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
7,000,000 4.000
12/01/2043
6,285,094
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
2,200,000 6.000
(d)
12/01/2053
2,011,770
Cloverleaf Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
1,825,000 6.000
12/01/2051
1,818,144
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (A1/AA)
5,500,000 5.250
12/01/2049
5,690,989
2,000,000 5.500
12/01/2054
2,106,659
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
2,075,000 4.000
10/01/2061
1,516,792
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
475,000 4.000
05/01/2051
374,662
1,000,000 4.000
05/01/2061
748,766

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
$ 900,000 5.000%
(d)
02/01/2051
$ 781,325
2,335,000 5.000
(d)
02/01/2061
1,957,531
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
6,000,000 5.000
(d)
10/01/2059
5,193,312
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
1,580,000 5.000
09/01/2057
1,454,607
1,955,000 5.000
09/01/2062
1,777,873
Colorado Educational and Cultural Facilities Authority Charter
School RB for Mountain Phoenix Community School Project
Series 2023 (NR/NR)
4,355,000 6.250
(d)
07/01/2053
3,709,840
Colorado Educational and Cultural Facilities Authority Charter
School RB Refunding for Rocky Mountain Classical Academy
Project Series 2019 (Ba1/NR)
6,140,000 5.000
(d)
10/01/2049
5,518,785
Colorado Educational and Cultural Facilities Authority Cultural
Facilities RB The Stanley Project Senior Lien, Series 2025A-1
(NR/NR)
18,250,000 6.875
(d)
02/01/2059
18,587,691
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools Inc.
Series 2024A (NR/BB)
3,500,000 5.800
(d)
04/01/2054
3,472,558
2,050,000 5.750
(d)
04/01/2059
1,999,086
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,245,000 6.000
07/01/2036
3,131,465
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
2,055,000 6.000
07/01/2031
1,987,827
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
2,500,000 5.250
11/01/2052
2,514,765
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
1,000,000 5.250
12/01/2054
1,009,198
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200 5.000
(b)
07/01/2057
24,994,050
Colorado Health Facilities Authority RB Refunding for Christian
Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000 4.000
01/01/2042
809,783
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
4,935,000 3.250
08/01/2049
3,645,853
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
900,000 5.000
12/31/2051
863,194
9,680,000 5.000
12/31/2056
9,236,662
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Springs Urban Renewal Authority RB for Canyon Creek
Project Series 2018 A (NR/NR)
$ 3,000,000 5.750%*
12/01/2047
$ 2,362,823
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
850,000 5.250
12/01/2051
725,819
Constitution Heights Metropolitan District GO Refunding Bonds
Series 2020 (NR/NR)
1,753,000 5.000
12/01/2049
1,579,885
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000 5.000
12/01/2039
6,244,694
1,750,000 5.000
12/01/2043
1,593,172
Copperleaf Metropolitan District GO LT Bonds Series 2021
(NR/NR)
3,600,000 4.875
12/01/2051
2,741,612
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate
LT GO Bonds Series 2022B (NR/NR)
725,000 6.000
12/15/2041
724,690
Cornerstar Metropolitan District GO Refunding Bonds Series 2017
A (NR/NR)
1,000,000 5.125
12/01/2037
969,477
2,100,000 5.250
12/01/2047
1,943,420
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
3,261,000 5.000
12/01/2049
2,783,483
Crowfoot Valley Ranch Metropolitan District No. 2 Subordinate
Limited Tax GO Refunding Bonds Series 2024B (NR/NR)
2,250,000 6.125
12/15/2054
2,171,337
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB)
27,985,000 5.000
10/01/2032
27,984,664
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
665,000 5.000
12/01/2030
674,368
2,500,000 5.000
12/01/2032
2,528,906
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
325,000 5.000
12/01/2031
329,209
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000 4.000
12/01/2038
1,708,522
1,690,000 5.000
12/01/2048
1,639,003
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
4,000,000 5.000
(d)
12/01/2034
4,051,918
7,300,000 4.000
(d)
12/01/2035
7,146,719
7,300,000 4.000
(d)
12/01/2036
7,054,910
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000 5.000
12/01/2030
439,977
950,000 4.000
12/01/2040
866,035
Denver Health and Hospital Authority, Colorado Healthcare  RB,
Series 2025A (NR/BBB)
1,500,000 5.125
12/01/2050
1,483,761
2,500,000 6.000
12/01/2055
2,638,617
Dinosaur Ridge Metropolitan District RB Refunding and
Improvement Bonds Series 2019 A (NR/NR)
3,695,000 5.000
06/01/2049
3,383,832

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
E-470 Public Highway Authority RB Refunding Capital
Appreciation Series 2006 B (NATL) (A1/A+)
$ 3,000,000 0.000%
(f)
09/01/2039
$ 1,478,427
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
15,000,000 0.000
(f)
09/01/2028
13,586,030
4,120,000 0.000
(f)
09/01/2034
2,903,118
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000 0.000
(f)
09/01/2040
10,086,632
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds
Series 2021 (NR/NR)
1,600,000 5.000
12/01/2051
1,419,108
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,950,000 5.550
(d)
12/01/2047
2,938,265
Four Corners Business Improvement District LT Supported RB
Series 2022 (NR/NR)
2,500,000 6.000
12/01/2052
2,452,943
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000 4.250
12/01/2051
1,837,128
Granary Metropolitan District No. 9 Special Improvement District
No. 1 Special Assessment RB Series 2024 (NR/NR)
2,775,000 5.450
(d)
12/01/2044
2,559,982
Greenspire Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,430,000 5.125
12/01/2051
1,225,113
Hidden Creek Metropolitan District GO Bonds Series 2021 A
(NR/NR)
1,140,000 4.625
(d)
12/01/2045
927,584
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A2/NR)
3,680,000 4.000
12/01/2047
3,248,780
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
570,000 5.000
12/01/2051
476,595
Independence Metropolitan District No. 3 Limited Tax GO and
Special Revenue Refunding and Improvement Senior Bonds
Series 2024A (NR/NR)
4,000,000 5.375
12/01/2054
3,811,397
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000 4.250
12/01/2051
898,152
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2
(B1/NR)
580,000 4.125
12/01/2040
514,050
900,000 4.375
12/01/2047
782,888
Johnstown Farms East Metropolitan District GO LT Bonds Series
2021 (NR/NR)
1,000,000 5.000
12/01/2051
812,768
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
12,172,000 4.250
12/01/2046
10,202,999
Johnstown Village Metropolitan District No. 2 GO Bonds Series
2020 A (NR/NR)
1,980,000 5.000
12/01/2050
1,715,358
Jones District Community Authority Board RB for Convertible
Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000 0.000
(g)
12/01/2050
7,064,383
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Kremmling Memorial Hospital District Certificates of Participation
Series 2024 (NR/NR)
$ 11,000,000 6.625%
(d)
12/01/2056
$ 10,288,758
Ledge Rock Center Residential Metropolitan District No. 1 in The
Town of Johnstown Weld County Colorado LT GO Bonds
Series 2024A (NR/NR)
3,550,000 6.375
12/01/2054
3,430,015
Lochbuie Station Residential Metropolitan District GO Bonds
Series 2020 A (NR/NR)
1,180,000 5.750
12/01/2050
1,220,148
Lochbuie Station Residential Metropolitan District Subordinate GO
Limited Tax Bonds Series 2024B (NR/NR)
535,000 6.250
12/15/2044
531,777
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000 4.875
12/01/2051
3,391,896
Meadowlark Metropolitan District GO Bonds Series 2020 A
(NR/NR)
524,000 4.875
12/01/2040
512,236
750,000 5.125
12/01/2050
701,538
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
2,925,000 6.750
12/01/2052
2,913,070
Mineral Business Improvement District Limited Tax GO and
Special RB Series 2024A (NR/NR)
1,600,000 5.750
(d)
12/01/2054
1,547,679
Mineral Business Improvement District Subordinate Limited Tax
GO and Special RB Series 2024B (NR/NR)
420,000 8.500
(d)
12/15/2054
422,632
Mirabelle Metropolitan District No. 2 Douglas County Colorado
Subordinate Limited Tax GO Refunding and Improvement
Bonds Series 2025B (NR/NR)
1,500,000 6.125
12/15/2049
1,447,402
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000 4.000
12/01/2051
2,208,853
Mountain Sky Metropolitan District GO Bonds Series 2020 A
(NR/NR)
978,000 5.000
12/01/2049
887,361
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
3,225,000 5.000
12/01/2051
2,624,627
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,550,000 7.000
12/01/2052
2,574,610
Murphy Creek Metropolitan District GO LT Bonds Series 2021
(NR/NR)
12,788,000 5.000
12/01/2051
10,801,643
Murphy Creek Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
2,140,000 6.000
12/01/2052
2,016,142
Newlin Crossing Metropolitan District Limited Tax Convertible to
UT GO Bonds Series 2024A (NR/NR)
645,000 5.375
(d)
12/01/2054
602,431
Nexus North at DIA Metropolitan District GO Bonds Series 2021
(NR/NR)
1,140,000 5.000
12/01/2051
1,010,674
Nine Mile Metropolitan District In The Town of Erie Boulder
County RB Series 2020 (NR/NR)
6,760,000 5.125
12/01/2040
6,610,746

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
$ 1,260,000 5.500%
12/01/2048
$ 1,214,298
North Range Metropolitan District No. 2 GO Refunding Bonds
Series 2017 A (NR/NR)
2,785,000 5.625
12/01/2037
2,740,608
7,855,000 5.750
12/01/2047
7,594,605
North Range Metropolitan District Subordinate LT GO Special RB
Series 2017B (NR/NR)
1,731,000 7.750
12/15/2047
1,731,194
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
225,000 4.000
12/01/2031
226,929
125,000 4.000
12/01/2032
125,309
340,000 4.000
12/01/2033
338,895
190,000 4.000
12/01/2034
187,728
550,000 4.000
12/01/2036
532,443
215,000 4.000
12/01/2038
200,440
Palisade Metropolitan District No. 2 Colorado Subordinate
Convertible Capital Appreciation GO Limited Tax and
Revenue Refunding Bonds Series 2024B (NR/NR)
3,000,000 0.000
(d)(g)
12/15/2054
2,770,578
Parkdale Community Authority
3,420,000 7.000
12/15/2044
3,403,617
1,625,000 5.875
12/01/2045
1,662,114
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 A (NR/NR)
2,140,000 5.000
12/01/2040
2,210,550
3,335,000 5.250
12/01/2050
3,446,315
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 B (NR/NR)
1,924,000 7.750
12/15/2050
1,995,347
Parkdale Community Authority Limited Tax Supported Convertible
Capital Appreciation RB Series 2024A (NR/NR)
5,170,000 0.000
(d)(g)
12/01/2053
4,123,834
Parkdale Community Authority Subordinate Limited Tax Supported
RB Series 2024B (NR/NR)
1,392,000 9.000
(d)
12/15/2053
1,404,051
Parterre Metropolitan District No. 5
1,750,000 6.125
12/01/2055
1,799,711
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021
(NR/NR)
991,000 4.300
12/01/2050
804,234
Pinery Commercial Metropolitan District No. 2 Douglas County
Colorado Special RB Series 2025 (NR/NR)
2,700,000 5.750
12/01/2054
2,608,091
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
1,200,000 5.000
12/01/2050
1,062,305
Plaza Metropolitan District No. 1 RB Refunding Series 2013
(NR/NR)
1,000,000 5.000
(d)
12/01/2040
982,411
Powhaton Community Authority LT Supported RB Series 2021
(NR/NR)
5,460,000 5.000
12/01/2051
4,624,288
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
District Improvements RB Series 2024B (NR/NR)
1,000,000 5.875
12/15/2046
1,029,716
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
$ 1,600,000 5.875%
12/15/2046
$ 1,647,546
Prairie Center Metropolitan District No. 3 Limited Property Tax
Supported RB Refunding Series 2017 A (NR/NR)
6,500,000 5.000
(d)
12/15/2041
6,294,508
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020
(NR/NR)
725,000 4.875
12/15/2044
662,343
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A
(NR/NR)
16,600,000 4.750
(d)
12/01/2045
14,376,979
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B
(NR/NR)
150,000 0.000
(d)(f)
12/01/2025
146,635
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,750,000 4.000
12/01/2051
1,374,628
Redtail Ridge Metropolitan District City of Louisville Boulder
County Colorado GO Limited Tax Capital Appreciation Turbo
Bonds Series 2025 (NR/NR)
4,500,000 0.000
(f)
12/01/2032
2,665,820
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,109,201 3.625
12/01/2044
1,475,097
Ritoro Metropolitan District in the Town of Elizabeth Colorado
Subordinate GO Limited Tax Refunding Bonds Series 2025B
(NR/NR)
657,000 6.250
12/15/2057
644,774
Riverview Metropolitan District GO Refunding Bonds Series 2021
(NR/NR)
500,000 5.000
12/01/2051
421,454
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000 5.250
12/01/2051
4,347,747
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,053,000 5.000
(d)
12/01/2050
979,351
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
3,450,000 5.000
12/01/2039
3,263,411
5,695,000 5.000
12/01/2049
5,084,715
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
9,375,000 5.250
12/01/2051
8,164,967
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,200,000 5.000
(d)
12/01/2040
2,052,620
1,625,000 5.125
(d)
12/01/2050
1,449,484
Sky Dance Metropolitan District No. 2 GO Limited Tax
Convertible To UT Bonds Series 2024A (NR/NR)
2,000,000 6.000
12/01/2054
1,984,234
Sky Ranch Community Authority Board LT Support District Bonds
Series 2022A (NR/NR)
4,345,000 5.750
12/01/2052
3,991,142
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
750,000 4.000
12/01/2044
663,406
2,210,000 3.000
12/01/2049
1,594,374

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
South Timnath Metropolitan District No. 1 GO Limited
Subordinate Tax Bonds Series 2019 B (NR/NR)
$ 2,208,000 8.000%
12/15/2048
$ 1,859,604
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
406,367
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
1,750,000 5.000
12/01/2047
1,618,692
Stc Metropolitan District No. 2 in The Town of Superior Boulder
County, Colorado Limited Tax GO and Special Revenue
Refunding Second Lien Bonds, Series 2025A-2 (NR/NR)
7,250,000 6.250
(d)
12/01/2055
7,342,564
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
650,000 5.000
12/01/2039
659,772
Sterling Ranch Community Authority Board Douglas County
Colorado LT Supported and Special Revenue District No.
4 Subdistrict - A Refunding Senior Bonds Series 2024A
(NR/NR)
1,000,000 6.500
12/01/2054
1,014,510
Sterling Ranch Community Authority Board Douglas County
Colorado Special Improvement District No. 1 Special
Assessment RB Series 2024 (NR/NR)
800,000 5.625
12/01/2043
801,195
Sterling Ranch Community Authority Board RB for Sterling Ranch
Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
705,000 7.125
12/15/2050
704,868
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
2,500,000 4.250
12/01/2050
2,137,367
Sunset Parks Metropolitan District Limited Tax GO Bonds Series
2024A (NR/NR)
910,000 5.125
(d)
12/01/2054
838,487
647,000 7.625
(d)
12/15/2054
650,404
Takoda Metropolitan District Limited Tax GO Refunding Bonds
Series 2018 (Baa3/NR)
8,000,000 6.000
12/01/2050
8,146,786
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Subordinate Limited Tax GO and Special Revenue
Refunding Bonds Series 2024B (NR/NR)
2,000,000 6.500
12/15/2054
1,994,391
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
1,100,000 5.000
12/01/2040
1,082,948
1,750,000 5.000
12/01/2049
1,665,183
Timberleaf Metropolitan District in The City of Thornton Adams
County, Colorado Subordinate GO Limited Tax Bonds, Series
2025B (NR/NR)
850,000 7.875
12/15/2055
848,528
Trails at Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado Subordinate GO Limited Tax Refunding
Bonds Series 2024B (NR/NR)
725,000 6.875
12/15/2052
721,251
Trevenna Metropolitan District in The Town of Windsor Limited
Tax GO Bonds Series 2024A (NR/NR)
2,025,000 5.750
12/01/2054
1,879,839
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Trevenna Metropolitan District In The Town of Windsor
Subordinate Limited Tax GO Bonds Series 2024B(3) (NR/NR)
$ 627,000 8.250%
12/15/2049
$ 632,137
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
500,000 4.375
12/01/2044
457,487
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series
2020 A (NR/NR)
580,000 5.000
12/01/2040
559,641
1,020,000 5.000
12/01/2050
890,832
Waterview North Metropolitan District No. 1 El Paso County
Colorado Limited Tax GO Bonds Series 2024A (NR/NR)
3,150,000 5.750
(d)
12/01/2054
2,888,846
Waterview North Metropolitan District No. 1 El Paso County,
Colorado Limited Tax GO Bonds Subordinate Limited Tax GO
Series 2024B (NR/NR)
782,000 8.000
(d)
12/15/2054
785,785
Weems Neighborhood Metropolitan District in The City of
Lafayette Boulder County Colorado GO Bonds Series 2025A
& 2025B (NR/NR)
1,000,000 5.875
12/01/2055
1,002,533
West Meadow Metropolitan District town of Fraser, Grand County,
Colorado Limited Tax GO Senior Bonds Series 2023A
(NR/NR)
2,250,000 6.500
(d)
12/01/2050
2,275,121
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2
(NR/NR)
1,000,000 0.000
(g)
12/01/2050
918,162
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3
(NR/NR)
4,238,000 8.000
12/15/2050
4,178,109
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 A (NR/NR)
950,000 5.000
(d)
12/01/2050
823,025
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 B (NR/NR)
93,000 7.750
12/15/2050
93,154
Windshire Park Metropolitan District No. 2 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000 6.500
12/01/2047
1,503,452
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A
(NR/NR)
2,184,000 5.125
(d)
12/01/2050
1,851,265
Woodmen Heights Metropolitan District No. 2 GO Refunding
Bonds Series 2020 B-1 (NR/NR)
1,728,000 6.250
12/15/2040
1,678,773
571,653,827
Connecticut - 0.6%
City of New Haven CT GO Bonds Series 2018 (NR/A-)
310,000 5.500
08/01/2038
320,408
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000 5.500
08/01/2034
946,591
500,000 5.500
08/01/2035
523,684
420,000 5.500
08/01/2036
438,442
500,000 5.500
08/01/2037
519,941
Connecticut Airport Authority Customer Facility Charge RB for
Ground Transportation Center Project Series 2019A (NR/A)
1,750,000 4.000
07/01/2049
1,466,698

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
$ 1,150,000 5.000%
(d)
01/01/2045
$ 981,609
3,065,000 5.000
(d)
01/01/2055
2,440,759
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
1,045,000 4.000
07/01/2039
862,024
3,500,000 4.000
07/01/2044
2,695,102
5,325,000 4.000
07/01/2049
3,889,207
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
2,500,000 4.750
(d)
10/01/2048
2,255,299
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
28,100,000 7.000
(d)
02/01/2045
28,326,601
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,455,000 5.375
07/01/2052
2,180,368
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
4,600,000 5.375
07/01/2054
4,273,005
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 (NR/NR)
3,865,000 6.000
(d)
04/01/2052
4,026,492
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000 5.625
(d)
04/01/2044
940,956
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000 4.000
(d)
04/01/2051
1,639,176
The Housing Authority of the City of Stamford RB Mozaic
Concierge Living Project RB Series 2025A (NR/NR)
750,000 5.500
10/01/2035
765,595
1,825,000 6.000
10/01/2040
1,853,538
1,450,000 6.375
10/01/2045
1,464,546
2,275,000 6.500
10/01/2055
2,278,262
1,650,000 6.250
10/01/2060
1,598,021
Town of Hamden RB for Whitney Center Project Series 2022A
(NR/NR)
6,925,000 7.000
01/01/2053
7,246,137
73,932,461
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
1,075,000 4.000
06/01/2052
791,631
1,125,000 4.000
06/01/2057
804,297
Delaware Economic Development Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2018 B (NR/NR)
1,865,000 5.000
11/15/2048
1,795,982
Delaware Health Facilities Authority RB Refunding for Bayhealth
Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000 4.000
07/01/2043
2,818,669
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000 5.000
08/01/2049
772,218
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for
First State Montessori Academy, Inc. Series 2019 A
(NR/BBB-) – (continued)
$ 835,000 5.000%
08/01/2054
$ 740,646
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000 5.000
09/01/2050
1,810,587
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
4,774,000 4.000
07/01/2035
4,609,707
14,143,737
District of Columbia - 0.8%
District Columbia Tobacco Settlement Filing Corp / Tobacco Asset
Backed Bds 2006 A (NR/NR)
135,095,000 0.000
(f)
06/15/2046
33,610,015
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aa1/AAA)
3,000,000 5.250
05/01/2048
3,114,589
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000 4.000
10/01/2051
4,229,112
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds Series 2024B
(NR/NR)
3,675,000 0.000
(d)(g)
06/01/2049
2,134,762
Metropolitan Washington Airports Authority Dulles toll Road RB
Second Senior Lien Capital Appreciation for Dulles Metrorail
and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000 6.500
10/01/2044
39,316,580
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
3,000,000 3.000
10/01/2050
2,110,301
3,170,000 4.000
10/01/2053
2,723,321
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
1,115,000 4.000
10/01/2053
922,751
Metropolitan Washington Airports Authority Dulles toll Road
Revenue Refunding Bonds for Dulles Metrorail & Capital
Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000 4.000
10/01/2052
5,276,627
93,438,058
Florida - 15.1%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
3,560,000 4.750
05/01/2036
3,553,798
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
610,000 5.000
05/01/2039
610,658
1,015,000 5.100
05/01/2049
967,618
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,580,000 3.625
05/01/2040
1,299,461
1,775,000 4.000
05/01/2051
1,408,995
Anabelle Sandridge Community Development District Clay County
Florida Special Assessment  RB, Series 2025 (NR/NR)
1,830,000 6.125
05/01/2055
1,818,701

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
$ 900,000 5.600%
05/01/2044
$ 884,676
1,295,000 5.875
05/01/2054
1,271,335
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
1,125,000 5.400
05/01/2043
1,134,339
2,050,000 5.625
05/01/2053
2,070,439
Arbors Community Development District Capital Improvement RB
Series 2024 (NR/NR)
900,000 5.150
(d)
05/01/2044
868,549
1,365,000 5.500
(d)
05/01/2055
1,312,756
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AGM) (NR/AA)
6,695,000 3.700
05/01/2036
6,567,011
Arborwood Community Development District RB Capital
Improvement Refunding Subordinate Lien Series 2018 A-2
(NR/NR)
440,000 4.625
05/01/2028
445,600
1,765,000 5.000
05/01/2036
1,782,975
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
2,830,000 6.900
05/01/2036
2,831,321
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
390,000 6.900
05/01/2036
390,119
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
495,000 4.000
11/01/2040
434,540
3,130,000 4.000
11/01/2050
2,477,681
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
1,845,000 5.100
(d)
05/01/2039
1,853,996
3,080,000 5.200
(d)
05/01/2049
2,985,018
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
270,000 2.750
(d)
05/01/2031
250,901
515,000 3.125
(d)
05/01/2041
398,317
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
1,715,000 5.700
05/01/2054
1,703,218
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
500,000 3.200
(d)
05/01/2041
398,590
Astonia Community Development District Special Assessment
for Assessment Area Three Series 2023 Project Series 2023
(NR/NR)
1,045,000 5.375
06/15/2053
1,028,324
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000 3.200
(d)
05/01/2041
617,815
Aurora Oaks Community Development District Marion County,
Florida Special Assessment Bonds, Series 2024 Assessment
Area One Project (NR/NR)
1,025,000 5.625
05/01/2055
946,554
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
$ 660,000 4.375%
11/01/2049
$ 564,663
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
740,000 5.750
05/01/2048
750,950
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
250,000 3.375
05/01/2041
199,327
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
1,780,000 6.000
05/01/2048
1,832,794
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
650,000 3.125
05/01/2041
515,339
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
775,000 5.625
05/01/2052
779,847
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
580,000 3.750
(d)
05/01/2040
505,398
Avenir Community Development District City of Palm Beach
Gardens Florida Senior Special Assessment Bonds Series
2021A-1 (NR/NR)
4,165,000 3.400
05/01/2052
2,948,810
Avenir Community Development District Special Assessment
Bonds for Assessment Area Two - 2021B Project Series 2021B
(NR/NR)
4,500,000 5.000
(d)
05/01/2041
4,398,958
Avenir Community Development District Special Assessment
Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,310,000 5.250
05/01/2029
1,321,349
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,170,000 5.375
05/01/2043
1,158,916
4,845,000 5.625
05/01/2054
4,828,517
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
900,000 4.500
(d)
06/01/2039
846,885
1,630,000 4.625
(d)
06/01/2049
1,438,771
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
320,000 4.750
11/01/2026
320,968
700,000 5.000
11/01/2031
702,182
5,975,000 5.250
11/01/2046
5,895,310
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
6,000,000 5.000
05/01/2042
5,850,434
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2024 (NR/NR)
2,750,000 5.250
(d)
05/01/2055
2,592,113

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
$ 955,000 5.000%
11/01/2036
$ 964,937
1,055,000 5.000
11/01/2048
992,615
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
705,000 3.500
(d)
05/01/2041
586,186
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
1,250,000 4.250
05/01/2029
1,250,820
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
885,000 5.000
05/01/2035
885,327
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
845,000 3.750
05/01/2031
826,318
970,000 4.000
05/01/2037
924,195
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
2,810,000 4.250
05/01/2037
2,741,141
Beaumont Community Development District Special Assessment
Bonds for Assessment Area Two-Commercial Project Series
2019 (NR/NR)
1,200,000 6.375
(d)
11/01/2049
1,223,060
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
245,000 6.000
11/01/2027
253,021
485,000 3.750
11/01/2031
472,199
2,965,000 6.500
11/01/2043
3,085,402
1,490,000 4.125
11/01/2046
1,215,714
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,045,000 4.000
05/01/2040
978,411
Belmont Community Development District Capital Improvement
Phase 1 Project Series 2013 A (NR/NR)
655,000 6.125
11/01/2033
700,718
1,000,000 6.500
11/01/2043
1,067,478
Belmont II Community Development District Special Assessment
RB Series 2020 (NR/NR)
1,495,000 4.000
12/15/2050
1,211,896
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
1,280,000 3.625
12/15/2040
1,137,923
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000 3.625
05/01/2041
1,032,243
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
825,000 5.000
05/01/2044
774,318
925,000 5.350
05/01/2054
857,415
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,525,000 5.750
05/01/2053
1,536,761
Bexley Community Development District Special Assessment
Bonds Series 2016 (NR/NR)
1,680,000 4.700
05/01/2036
1,678,480
3,200,000 4.875
05/01/2047
2,950,047
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Biscayne Drive Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 890,000 6.000%
06/15/2052
$ 902,867
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
325,000 3.750
06/15/2040
276,668
950,000 4.000
06/15/2050
757,885
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
915,000 4.250
06/15/2039
837,832
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
1,165,000 3.500
05/01/2041
940,020
1,355,000 4.000
05/01/2051
1,059,982
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
565,000 3.625
05/01/2040
472,364
Bradbury Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,800,000 5.250
05/01/2043
1,767,564
2,250,000 5.500
05/01/2053
2,182,649
Bridgewalk Community Development District
675,000 6.500
12/15/2053
697,394
Bridgewater Community Development District Special Assessment
Refunding Bonds for Assessment Area Two Series 2015
(NR/NR)
5,280,000 5.750
05/01/2035
5,417,817
Brightwater Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
650,000 5.350
(d)
05/01/2044
630,565
1,325,000 5.625
(d)
05/01/2055
1,275,859
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
935,000 3.150
05/01/2041
720,558
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
1,000,000 5.500
05/01/2042
1,004,789
1,500,000 5.625
05/01/2052
1,494,225
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
900,000 5.625
05/01/2042
900,015
1,305,000 5.750
05/01/2052
1,279,978
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
550,000 5.600
05/01/2044
532,043
1,550,000 5.875
05/01/2054
1,482,882
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,040,000 5.500
05/01/2052
1,041,491
Buena Lago Community Development District Osceola County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
900,000 5.550
05/01/2054
851,942

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cabot Citrus Farms Community Development District Special RB
Anticipation Notes for Hernando County Project Series 2024
(NR/NR)
$ 12,500,000 5.250%
03/01/2029
$ 12,606,232
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,000,000 4.000
12/15/2039
888,234
1,350,000 4.000
12/15/2049
1,073,817
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000 6.500
(d)
06/15/2054
176,543
445,000 6.625
(d)
06/15/2059
451,117
Capital Projects Finance Authority Student Housing RB for PRG
- Unionwest Properties LLC Project Senior Series 2024A-1
(Tax-Exempt) (Ba1/NR)
1,650,000 5.000
(d)
06/01/2049
1,573,635
1,375,000 5.000
(d)
06/01/2054
1,296,683
1,375,000 5.000
(d)
06/01/2058
1,284,166
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
52,755,000 5.250
(d)
12/01/2058
49,577,002
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
595,000 4.000
(d)
07/01/2056
430,346
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
3,030,000 5.000
(d)
06/01/2056
2,517,747
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (B1/NR)
1,155,000 5.000
(d)
12/15/2049
993,902
1,075,000 5.000
(d)
12/15/2054
902,078
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
2,025,000 5.250
(d)
12/01/2043
1,985,843
Capital Trust Authority Educational Facilities Lease RB Seaside
Community Charter School Project Series A (Baa3/NR)
1,220,000 5.000
06/15/2044
1,151,057
1,385,000 5.125
06/15/2059
1,260,168
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
1,150,000 5.250
(d)
07/01/2050
1,091,556
1,300,000 5.250
(d)
07/01/2055
1,214,127
Capital Trust Authority Educational Facilities Revenue and
Revenue Refunding Bonds St. Johns Classical Academy Inc.
Project Series 2025A (Ba2/NR)
500,000 5.125
(d)
06/15/2050
454,073
1,000,000 5.250
(d)
06/15/2059
906,424
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds for Southeastern University, Inc. Project Series 2023A
(NR/BB)
4,470,000 6.375
(d)
05/01/2053
4,490,703
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
4,775,000 6.250
(d)
05/01/2048
4,800,703
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
10,125,000 12.000
(d)
10/03/2029
11,144,913
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Authority Tax-Exempt RB for MVM Landfill, LLC
Project Series 2024A (NR/NR)
$ 3,650,000 6.875%
(d)
12/01/2044
$ 3,552,788
Carlton Lakes Community Development District Special
Assessment RB Series 2018 (NR/NR)
495,000 5.125
05/01/2038
498,279
1,000,000 5.250
05/01/2049
975,800
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
900,000 5.625
05/01/2054
857,632
Center Lake Ranch West Community Development District
(City of St. Cloud, Florida) Capital Improvement RB, Series
2023 (Assessment Area One) (NR/NR)
2,275,000 6.000
05/01/2054
2,299,872
Central Parc Community Development District City of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
650,000 5.700
05/01/2044
631,080
650,000 6.000
05/01/2054
631,008
Centre Lake Community Development District Special Assessment
Series 2016 (NR/NR)
200,000 4.125
12/15/2027
201,069
500,000 4.500
12/15/2032
502,766
975,000 4.700
12/15/2037
971,392
Century Parc Community Development District Special
Assessment Refunding Series 2012 (NR/A+)
1,705,000 4.500
11/01/2031
1,706,239
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
630,000 3.750
05/01/2040
533,021
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
820,000 3.350
05/01/2041
628,678
Chaparral of Palm Bay Community Development District Capital
Improvement RB Series 2024 Assessment Area Two (NR/NR)
900,000 5.200
05/01/2044
857,515
2,090,000 5.500
05/01/2055
1,975,984
Chapel Creek Community Development District
265,000 4.625
05/01/2031
268,197
750,000 5.500
05/01/2044
737,133
1,055,000 5.750
05/01/2054
1,021,966
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
455,000 3.375
(d)
05/01/2041
363,617
655,000 4.000
(d)
05/01/2052
511,665
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
1,605,000 3.700
(d)
05/01/2040
1,354,164
2,815,000 4.000
(d)
05/01/2051
2,189,313
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
1,505,000 4.375
05/01/2050
1,310,893
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,050,000 4.000
05/01/2052
843,836
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000 5.500
(d)
10/01/2036
701,540

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Charlotte County Industrial Development Authority Utility System
RB for town & Country Utilities Project Series 2019 (NR/NR)
$ 5,900,000 5.000%
(d)
10/01/2049
$ 5,467,917
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
975,000 5.250
06/01/2052
948,457
1,750,000 5.375
06/01/2057
1,727,507
1,375,000 5.625
06/01/2062
1,383,998
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
480,000 5.000
01/01/2037
471,879
1,725,000 5.000
01/01/2047
1,543,674
1,615,000 5.000
01/01/2052
1,405,289
City of Venice Retirement Community Revenue Improvement
Bonds for Village on The Isle Project Series 2024A Tax-
Exempt Fixed Rate Bonds (NR/NR)
900,000 5.500
(d)
01/01/2055
848,550
1,825,000 5.625
(d)
01/01/2060
1,734,090
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
25,620,000 0.000
(g)
05/01/2046
23,583,046
Coco Palms Community Development District Expansion Area
Project Special Assessment Bonds Series 2019 (NR/NR)
500,000 4.750
(d)
06/15/2039
486,954
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
895,000 5.750
05/01/2052
907,911
Collier County Educational Facilities Authority Revenue
Refunding Bonds for Ave Maria University Project Series 2023
(NR/BBB-)
4,165,000 5.000
06/01/2043
3,734,832
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A+)
1,490,000 3.625
05/01/2035
1,421,259
1,750,000 3.750
05/01/2046
1,415,220
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000 5.850 *
05/01/2035
33
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000 5.000 *
05/01/2011
40
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
915,000 5.850 *
05/01/2035
766,301
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931 0.000
(f)
*
05/01/2017
1,322,969
Connerton East Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
620,000 5.450
06/15/2045
593,286
900,000 5.625
06/15/2055
851,965
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,040,000 5.375
06/15/2053
2,001,729
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cope's Landing Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
$ 525,000 5.150%
05/01/2044
$ 504,861
Cope's Landing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,675,000 5.875
05/01/2053
1,720,047
Cope's Landing Community Development District City of
Jacksonville Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,200,000 5.450
05/01/2054
1,144,890
Copper Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
270,000 4.000
(d)
11/01/2029
269,849
500,000 4.750
(d)
11/01/2038
484,307
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
420,000 4.000
12/15/2039
374,247
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
495,000 5.625
05/01/2052
488,384
Coral Bay of Lee County Community Development District Lee
County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.550
05/01/2054
1,456,141
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
2,315,000 5.450
05/01/2044
2,280,427
1,720,000 5.750
05/01/2054
1,673,049
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
535,000 4.000
05/01/2040
480,609
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
1,165,000 5.500
11/01/2044
1,163,397
1,000,000 5.750
11/01/2053
987,250
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,600,000 5.300
05/01/2053
1,524,898
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
2,175,000 5.125
(d)
11/01/2050
2,058,376
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
782,000 4.000
05/01/2031
782,864
1,407,000 4.250
05/01/2038
1,334,176
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
930,000 3.750
05/01/2029
930,104
County of Lake RB Refunding for Waterman Communities, Inc.
Series 2020 A (NR/NR)
4,000,000 5.750
08/15/2050
3,724,218
2,100,000 5.750
08/15/2055
1,921,833
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000 5.000
10/01/2044
5,160,535

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Covington Park Community Development District Special
Assessment RB for Capital Improvement Series 2018
(NR/BBB)
$ 500,000 4.000%
05/01/2038
$ 458,638
1,175,000 4.125
05/01/2048
995,338
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
1,565,000 4.700
(d)
11/01/2039
1,496,072
2,495,000 4.750
(d)
11/01/2049
2,253,602
Creekview Community Development District Clay County Florida
Special Assessment RB Series 2024 (NR/NR)
2,270,000 5.375
05/01/2044
2,168,043
3,435,000 5.625
05/01/2055
3,234,254
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
(NR/NR)
1,075,000 5.750
05/01/2054
1,028,553
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,845,000 4.500
05/01/2052
1,617,505
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,375,000 5.375
05/01/2053
1,349,485
Crossings Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,275,000 5.600
05/01/2054
1,222,446
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
2,440,000 5.125
05/01/2052
2,282,295
Crosswinds East Community Development District Polk County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two Project (NR/NR)
920,000 5.450
05/01/2054
859,449
Crosswinds East Community Development District Polk County
Special Assessment Bonds Series 2024 Assessment Area Two
Project (NR/NR)
685,000 5.150
05/01/2044
645,674
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
835,000 4.625
05/01/2031
844,278
1,430,000 5.500
05/01/2044
1,408,724
1,500,000 5.750
05/01/2054
1,465,116
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
1,000,000 4.000
05/01/2051
831,091
Curiosity Creek Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
800,000 5.400
(d)
05/01/2044
765,462
1,375,000 5.700
(d)
05/01/2055
1,301,563
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
670,000 5.250
05/01/2043
659,432
1,150,000 5.500
05/01/2053
1,128,140
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,165,000 3.800
(d)
05/01/2050
924,346
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
$ 795,000 5.750%
(h)
05/01/2045
$ 798,605
1,650,000 6.000
(h)
05/01/2056
1,654,679
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000 3.875
(d)
05/01/2040
1,014,598
1,210,000 4.000
(d)
05/01/2051
943,798
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
480,000 5.000
05/01/2042
453,140
975,000 5.125
05/01/2052
905,603
Cypress Ridge Community development District Special
Assessment Bonds for Assessment Area 1 Series 2023
(NR/NR)
695,000 4.875
05/01/2030
706,151
1,535,000 5.625
05/01/2043
1,538,426
1,860,000 5.875
05/01/2053
1,864,393
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,170,000 5.125
(d)
11/01/2048
3,050,705
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
1,350,000 5.400
05/01/2039
1,378,689
2,560,000 5.500
05/01/2044
2,579,480
Deerbrook Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,150,000 5.500
05/01/2053
1,132,906
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
2,640,000 5.400
05/01/2049
2,621,709
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,495,000 5.000
05/01/2043
1,470,979
1,650,000 5.250
05/01/2053
1,606,219
Del Webb River Reserve Community Development District Pasco
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 5.875
05/01/2055
999,239
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
1,000,000 5.800
05/01/2055
953,674
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
700,000 4.000
05/01/2051
550,799
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(d)
12/15/2038
981,351
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
3,080,000 3.750
05/01/2034
3,085,005
4,260,000 4.000
05/01/2037
4,234,586
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,030,000 3.375
(d)
05/01/2041
871,602

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
$ 750,000 5.250%
05/01/2052
$ 730,735
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,950,000 5.375
05/01/2052
1,901,865
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
1,195,000 4.125
(d)
05/01/2040
1,065,893
3,785,000 4.125
(d)
05/01/2051
3,055,965
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Series 2023 (NR/NR)
755,000 6.500
05/01/2054
782,690
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
980,000 3.250
05/01/2041
792,085
East Bonita Beach Road Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 5.000
(d)
11/01/2048
959,989
East Homestead Community Development District Special
Assessment Expansion Area Bonds Project Series 2019
(NR/NR)
500,000 4.750
11/01/2039
482,952
920,000 5.000
11/01/2049
871,173
East Nassau Stewardship District Bond Anticipation Note for PDP
#4 Series 2024 Project Series 2024 (NR/NR)
2,575,000 5.250
05/01/2029
2,575,002
East Palm Drive Community Development District City of
Homestead Florida Special Assessment Bonds Series 2024
(NR/NR)
900,000 5.375
06/15/2054
859,958
Edar Crossings Community Development District Polk County
Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000 5.300
(d)
05/01/2045
474,095
600,000 5.500
(d)
05/01/2055
556,970
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
805,000 4.000
05/01/2042
701,262
2,390,000 4.125
05/01/2052
1,905,480
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
190,000 4.000
05/01/2040
175,576
500,000 4.125
05/01/2051
408,431
Edgewater East Community Development District Osceola County
Florida Special Assessment  RB, Series 2025 (NR/NR)
825,000 6.100
(h)
05/01/2045
828,040
1,545,000 6.300
(h)
05/01/2055
1,544,860
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000 3.600
05/01/2041
1,190,603
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,960,000 4.000
05/01/2042
1,697,436
Edgewater West Community Development District Osceola County
Florida Special Assessment RB Series 2024 Assessment Area
One (NR/NR)
2,500,000 5.500
05/01/2054
2,307,375
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
$ 1,730,000 5.800%
05/01/2053
$ 1,752,038
Epperson North Community Development District Capital
Improvement RB Series 2024 (NR/NR)
415,000 5.300
05/01/2044
397,407
675,000 5.600
05/01/2055
638,566
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000 3.500
05/01/2041
304,679
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
17,960,000 4.000
08/15/2045
15,286,419
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000 3.000
08/15/2050
1,190,792
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement  RB, Series 2025
(NR/NR)
650,000 5.875
05/01/2055
647,692
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
1,030,000 4.000
11/01/2040
917,275
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
495,000 4.125
11/01/2050
402,524
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2013 (NR/NR)
300,000 6.375
11/01/2026
300,647
3,225,000 7.000
11/01/2045
3,316,564
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2015 (NR/NR)
755,000 5.250
11/01/2035
755,375
1,305,000 5.375
11/01/2046
1,304,903
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
1,345,000 5.000
(d)
11/01/2039
1,347,644
1,800,000 5.125
(d)
11/01/2049
1,718,340
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
750,000 5.250
06/15/2044
732,543
1,000,000 5.550
06/15/2054
967,812
Everlands Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
820,000 5.200
(d)
06/15/2044
786,750
1,245,000 5.500
(d)
06/15/2054
1,174,575
Everlands II Community Development District City of Palm Bay
Florida Special Assessment Bonds Series 2024 (NR/NR)
675,000 5.200
06/15/2044
656,107
900,000 5.450
06/15/2054
859,666
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
6,645,000 4.000
05/01/2052
5,198,579
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,445,000 3.375
05/01/2041
1,153,445

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
$ 2,390,000 5.000%
05/01/2035
$ 2,439,799
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
185,000 4.000
05/01/2040
162,990
500,000 4.200
05/01/2050
410,979
Firelight Community Development District Charlotte County
Florida Special Assessment  RB, Series 2025A (NR/NR)
2,145,000 6.125
05/01/2055
2,125,977
Fish Lake Cove Community Development District Osceola County
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,085,000 5.550
05/01/2055
1,013,243
Fishhawk Community Development District II Special Assessment
RB Refunding Series 2013 A (NR/A-)
1,445,000 4.375
05/01/2034
1,445,189
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000 3.000
11/01/2041
913,409
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
5,000,000 5.500
(d)
07/01/2052
4,248,165
3,825,000 5.625
(d)
07/01/2056
3,260,137
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000 5.125
(d)
10/01/2052
3,401,064
1,725,000 5.250
(d)
10/01/2056
1,565,637
Florida Development Finance Corp. Educational Revenue
Refunding Bonds for Central Charter School Project Series
2022 (NR/NR)
2,735,000 5.875
(d)
08/15/2052
2,481,134
2,430,000 6.000
(d)
08/15/2057
2,218,275
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
6,600,000 5.250
08/01/2049
6,626,917
4,000,000 4.500
08/01/2055
3,543,011
1,400,000 5.250
08/01/2055
1,402,236
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Expansion Project Series 2025A (NR/NR)
53,320,000 8.250
(a)(b)(d)
07/01/2057
54,802,994
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BB+)
26,000,000 5.250
07/01/2047
23,641,509
31,575,000 5.500
07/01/2053
29,179,184
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
5,375,000 5.250
07/01/2053
5,361,995
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
111,310,000 12.000
(a)(b)(d)
07/15/2032
110,720,324
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
26,675,000 10.000
(a)(b)(d)
07/15/2059
25,394,893
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
$ 1,650,000 5.000%
(d)
06/01/2040
$ 1,272,180
2,595,000 5.000
(d)
06/01/2055
1,716,915
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,555,000 5.250
(d)
06/01/2050
2,344,546
3,560,000 5.250
(d)
06/01/2055
3,201,433
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
600,000 4.000
07/01/2045
499,233
800,000 4.000
07/01/2055
615,008
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
830,000 5.000
06/01/2040
752,328
1,850,000 5.000
06/01/2050
1,558,380
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,850,000 5.000
(d)
06/01/2051
1,620,719
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
830,000 4.000
(d)
06/30/2046
577,070
2,580,000 4.000
(d)
06/30/2056
1,630,333
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
2,090,000 4.000
(d)
06/01/2055
1,430,111
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
2,085,000 5.000
(d)
09/15/2050
1,764,377
Florida Development Finance Corp. Student Housing RB SFP -
Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000 5.250
(d)
06/01/2054
2,582,628
1,925,000 5.250
(d)
06/01/2059
1,786,631
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000 4.750
(d)
06/01/2038
1,557,438
3,000,000 5.000
(d)
06/01/2048
2,529,368
Florida Higher Educational Facilities Financial Authority RB
Refunding for St. Leo University, Inc. Obligated Group Series
2019 (NR/BB)
4,150,000 5.000
03/01/2044
3,127,353
7,900,000 5.000
03/01/2049
5,652,481
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
6,060,000 5.000
03/01/2047
5,707,605
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
2,360,000 6.000
(d)(h)
07/01/2050
2,365,949
1,360,000 6.000
(d)(h)
07/01/2055
1,352,988
Florida Municipal Loan Council Capital Improvement RB
Series 2024 Shingle Creek Transit and Utility Community
Development District Series (NR/NR)
820,000 5.400
05/01/2054
794,504

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
$ 885,000 4.125%
11/01/2039
$ 799,865
Forest Brooke Community Development District Special
Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000 3.250
11/01/2049
1,289,482
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000 4.000
11/01/2049
199,622
Fox Branch Ranch Community Development District Polk County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
800,000 5.400
05/01/2055
751,577
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
895,000 5.600
05/01/2044
881,784
1,150,000 5.875
05/01/2055
1,131,644
Gas Worx Community Development District City of Tampa, Florida
Special Assessment Bonds, Series 2025 (NR/NR)
1,125,000 5.750
(d)
05/01/2045
1,115,677
2,750,000 6.000
(d)
05/01/2057
2,714,508
Gir East Community Development District Osceola County Florida
Capital Improvement RB Series 2025 Assessment Area One
(NR/NR)
1,200,000 5.300
05/01/2045
1,133,759
1,825,000 5.500
05/01/2055
1,694,116
Governors Park South Community Development District
Clay County Florida Special Assessment RB Series 2025
Assessment Area One (NR/NR)
775,000 5.400
05/01/2045
744,840
1,150,000 5.650
05/01/2055
1,094,345
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000 4.250
05/01/2040
988,327
1,375,000 4.500
05/01/2052
1,175,938
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
1,105,000 4.000
11/01/2051
867,440
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
860,000 5.450
05/01/2044
839,327
1,010,000 5.800
05/01/2054
978,538
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
3,165,000 5.000
11/15/2026
3,165,040
5,000,000 5.000
11/15/2036
5,000,069
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017 A (Aa3/AA-)
1,460,000 5.000
10/01/2047
1,448,189
Greenbriar Community Development District St. Johns County
Florida Special Assessment RB Series 2025 Assessment Area
One (NR/NR)
900,000 5.650
05/01/2045
872,776
1,250,000 5.875
05/01/2054
1,203,986
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
$ 1,515,000 4.500%
05/01/2036
$ 1,484,376
2,275,000 4.625
05/01/2046
2,039,077
Hacienda North Community Development District
2,750,000 6.500
05/01/2053
2,870,327
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
1,000,000 5.500
05/01/2044
971,563
1,150,000 5.800
05/01/2054
1,103,569
Hammock Oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000 5.750
05/01/2053
989,570
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,125,000 6.150
05/01/2054
1,108,688
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
1,500,000 5.750
(d)
05/01/2055
1,450,139
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
590,000 4.700
05/01/2042
546,899
935,000 5.000
05/01/2052
863,302
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
540,000 4.000
05/01/2040
490,391
860,000 4.000
05/01/2051
694,837
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
525,000 3.375
05/01/2041
423,966
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
900,000 3.750
05/01/2034
855,809
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
2,000,000 3.875
05/01/2039
1,813,174
1,400,000 4.100
05/01/2048
1,169,376
Harmony On Lake Eloise Community Development District
Capital Improvement Assessment Area One RB Series 2023
(NR/NR)
1,110,000 5.375
05/01/2053
1,087,854
Harmony on Lake Eloise Community Development District City
of Winter Haven Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
900,000 5.450
11/01/2045
870,132
1,150,000 5.650
11/01/2054
1,103,179
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
900,000 5.650
05/01/2055
862,460
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000 4.250
05/01/2035
1,320,325
1,810,000 4.250
05/01/2039
1,668,413

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
$ 640,000 3.875%
11/01/2039
$ 557,536
1,150,000 4.000
11/01/2051
893,518
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
200,000 4.000
11/01/2039
176,741
495,000 4.250
11/01/2051
403,813
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,530,000 5.375
05/01/2043
1,525,871
1,265,000 5.500
05/01/2053
1,246,196
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,290,000 5.500
05/01/2054
1,213,957
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
535,000 5.000
05/01/2034
550,990
2,170,000 5.125
05/01/2045
2,139,237
Heritage Harbour South Community Development District RB
Refunding for Senior Lien Capital Improvement Series 2013
A-1 (NR/A)
500,000 5.050
05/01/2031
500,692
500,000 5.150
05/01/2034
500,594
Heritage Lake Park Community Development District Special
Assessment Series 2005 (NR/NR)
1,220,000 5.700
05/01/2036
1,224,515
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
2,190,000 4.200
05/01/2031
2,180,433
1,985,000 4.350
05/01/2036
1,948,739
Hickory Tree Community Development District Osceola County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
1,600,000 5.450
05/01/2055
1,488,838
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,900,000 5.000
03/01/2039
1,526,059
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project, Series
2025 (NR/BB+)
23,375,000 6.250
(d)(h)
07/01/2055
23,398,468
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000 3.625
05/01/2040
397,120
665,000 4.000
05/01/2050
527,993
Highland Trails Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
220,000 4.700
05/01/2031
222,122
810,000 5.500
05/01/2044
790,603
890,000 5.850
05/01/2054
864,773
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
1,000,000 4.875
(d)
12/15/2038
986,766
1,000,000 5.000
(d)
12/15/2048
946,731
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
$ 590,000 4.375%
11/01/2050
$ 496,969
Hillcrest Preserve Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
1,150,000 5.000
(d)
05/01/2044
1,059,160
1,465,000 5.300
(d)
05/01/2054
1,342,161
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,965,000 4.000
(d)
05/01/2040
1,731,218
3,275,000 4.000
(d)
05/01/2050
2,615,281
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
600,000 5.550
05/01/2044
607,115
900,000 5.875
05/01/2054
920,857
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
900,000 5.600
05/01/2044
900,022
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
180,000 5.000
11/01/2041
183,242
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
1,250,000 5.625
06/15/2054
1,181,025
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
410,000 5.125
(d)
11/01/2049
391,931
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
800,000 5.875
(h)
06/15/2055
795,928
Island Lake Estates Community Development District
1,550,000 6.000
12/15/2053
1,576,280
Isles Bartram Park Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
970,000 5.000
11/01/2047
904,829
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
915,000 5.450
05/01/2045
890,051
970,000 5.700
05/01/2055
933,657
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
955,000 3.125
05/01/2041
730,858
Kelly Park Community Development District
820,000 6.250
11/01/2053
828,821
Kelly Park Community Development District
535,000 5.300
05/01/2045
512,779
915,000 5.500
05/01/2055
862,639
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
290,000 3.500
05/01/2040
254,056
470,000 3.750
05/01/2050
375,768
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
600,000 5.650
05/01/2043
611,037
1,000,000 5.875
05/01/2054
1,010,312

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
$ 1,000,000 5.000%
05/01/2048
$ 950,471
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,340,000 4.000
06/15/2040
1,257,602
1,060,000 4.000
06/15/2050
896,532
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds, Series 2025
(NR/NR)
775,000 5.750
05/01/2045
767,678
1,775,000 6.000
05/01/2055
1,750,627
Kingston One Community Development District Lee County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
9,000,000 6.000
(d)(h)
05/01/2057
8,959,040
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
1,205,000 5.625
05/01/2053
1,162,170
Lake Emma Community Development District Lake County, Fl
Special Assessment Bonds, Series 2023 Assessment Area Two
(NR/NR)
900,000 5.500
(d)
05/01/2053
900,748
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
635,000 5.250
(d)
05/01/2043
630,012
Lake Harris Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
795,000 5.375
05/01/2043
797,302
585,000 5.625
05/01/2053
586,400
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
1,665,000 5.650
05/01/2044
1,625,583
2,555,000 5.900
05/01/2054
2,459,525
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
2,750,000 5.200
05/01/2035
2,734,830
660,000 5.700
05/01/2055
627,356
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000 4.100
05/01/2051
208,470
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000 4.300
05/01/2051
262,538
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
700,000 4.125
05/01/2031
698,126
Lakeside Preserve Community Development District
250,000 5.250
05/01/2030
255,666
780,000 6.000
05/01/2043
797,183
1,230,000 6.375
05/01/2054
1,262,124
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
810,000 5.750
05/01/2053
816,757
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
325,000 3.625
05/01/2041
265,940
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
$ 525,000 3.200%
05/01/2030
$ 507,888
525,000 3.750
05/01/2040
459,483
670,000 3.900
05/01/2050
531,391
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000 3.625
(d)
05/01/2040
932,373
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000 3.850
05/01/2039
218,636
Lakewood Ranch Stewardship District Special Assessment RB for
Country Club East Project Series 2014 (NR/NR)
6,295,000 5.600
05/01/2044
6,376,985
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
525,000 4.400
05/01/2039
502,037
1,615,000 4.500
05/01/2049
1,405,375
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
1,000,000 5.000
(d)
05/01/2037
1,008,396
2,360,000 5.125
(d)
05/01/2047
2,345,129
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
575,000 3.750
(d)
05/01/2039
514,625
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
410,000 4.400
05/01/2039
392,067
475,000 4.500
05/01/2049
408,262
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
550,000 4.625
05/01/2027
557,287
2,500,000 5.250
05/01/2037
2,528,352
6,200,000 5.375
05/01/2047
6,226,550
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000 5.000
05/01/2038
1,183,888
2,530,000 5.100
05/01/2048
2,457,151
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,725,000 5.450
05/01/2048
3,742,743
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
660,000 5.500
05/01/2055
631,127
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project 2023 (NR/NR)
3,570,000 6.300
05/01/2054
3,678,840
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
130,000 4.250
05/01/2026
130,245
4,625,000 5.000
05/01/2036
4,649,067
1,600,000 5.125
05/01/2046
1,546,362
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
430,000 5.550
05/01/2054
418,606

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
$ 2,100,000 3.750%
(d)
05/01/2040
$ 1,833,905
Lakewood Ranch Stewardship District Special Assessment The
Isles at Lakewood Ranch Project Series 2021 (NR/NR)
645,000 3.125
05/01/2041
509,564
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
1,160,000 4.700
05/01/2039
1,145,212
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
1,930,000 3.000
05/01/2035
1,680,809
1,990,000 3.000
05/01/2038
1,590,252
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
545,000 3.375
05/01/2030
524,189
895,000 4.000
05/01/2038
811,778
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
360,000 5.000
05/01/2042
352,604
1,145,000 5.125
05/01/2052
1,080,089
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell
Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000 5.250
11/15/2054
3,634,287
Lee County IDA Healthcare Facilities RB for Cypress Cover at
Healthpark Project Series 2022A Tax Exempt Fixed Rate
Bonds (NR/NR)
2,630,000 5.250
10/01/2052
2,283,338
8,800,000 5.250
10/01/2057
7,501,798
Leomas Landing Community Development District City of
Lake Wales Florida Capital Improvement RB Series 2025
Assessment Area Two (NR/NR)
465,000 5.500
11/01/2045
446,945
460,000 5.700
11/04/2054
437,116
Liberty Cove Community Development District Nassau County
Florida Special Assessment RB Series 2024 Assessment Area
One Project (NR/NR)
1,825,000 5.700
05/01/2054
1,717,281
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
1,610,000 4.400
05/01/2040
1,423,375
2,840,000 4.600
05/01/2051
2,411,638
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
975,000 5.125
05/01/2048
936,432
1,760,000 5.125
05/01/2049
1,681,411
Longleaf Community Development District (NR/NR)
729,000 5.375
05/01/2030
729,465
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,235,000 5.400
(d)
05/01/2044
1,225,044
1,300,000 5.750
(d)
05/01/2054
1,283,938
Longleaf Community Development District Pasco County Florida
Capital Improvement RB Series 2024A (NR/NR)
1,060,000 5.450
05/01/2055
972,574
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Longleaf Community Development District Special Assessment
Refunding Series 2005 (NR/NR)
$ 1,980,000 5.400%
05/01/2030
$ 1,981,252
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
800,000 5.550
06/15/2054
772,072
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
1,260,000 5.850
(d)
05/01/2055
1,201,934
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
3,800,000 4.000
05/01/2050
3,030,155
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA2 (NR/NR)
510,000 6.000
05/01/2054
496,430
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA3 (NR/NR)
1,305,000 6.050
05/01/2054
1,278,993
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment Refunding
RB Series 2024-Aa4 (NR/NR)
1,305,000 5.650
05/01/2054
1,227,576
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
875,000 3.250
05/01/2031
826,007
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
835,000 3.450
05/01/2041
667,777
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
855,000 4.625
05/01/2039
816,070
1,340,000 4.750
05/01/2050
1,205,340
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,750,000 4.000
06/15/2039
1,560,727
2,905,000 4.375
06/15/2049
2,467,725
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
700,000 5.550
05/01/2045
672,292
1,000,000 5.750
05/01/2055
952,113
Malabar Springs Community Development District City of
Palm Bay Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
1,300,000 5.200
05/01/2044
1,227,088
1,500,000 5.500
05/01/2054
1,394,031
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
815,000 6.625
(d)
05/01/2053
907,539
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.700
05/01/2044
492,111
2,130,000 5.950
05/01/2054
2,098,490

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
$ 2,800,000 5.125%
(d)
11/01/2038
$ 2,833,497
4,750,000 5.250
(d)
11/01/2049
4,613,897
Meadow Pointe IV Community Development District RB for
Capital Improvement Series 2014 A (NR/NR)
405,000 7.250
05/01/2035
408,095
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
530,000 3.750
05/01/2052
393,330
Mediterranean Community Development District Special
Assessment Refunding & Improvement Bonds for Area Two
Project Series 2017 (NR/NR)
1,000,000 4.750
05/01/2037
988,874
1,700,000 5.000
05/01/2048
1,613,660
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
900,000 5.625
05/01/2053
907,832
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
460,000 4.750
11/01/2027
467,277
5,300,000 5.125
11/01/2039
5,342,211
4,135,000 5.250
11/01/2049
4,115,736
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
1,585,000 5.250
(d)
07/01/2052
1,424,391
2,000,000 5.500
(d)
07/01/2061
1,823,157
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
3,035,000 5.250
10/01/2052
2,995,039
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,575,000 4.000
10/01/2051
1,377,428
Miami-Dade County, Florida Professional Sports Franchise
Facilities Tax Revenue Refunding, Series 2009A
(AG) (A1/AA)
4,550,000 0.000
(f)
10/01/2045
1,666,240
Midtown Miami Community Development District Special
Assessment RB Refunding for Parking Garage Project Series
2014 A (NR/NR)
2,820,000 5.000
05/01/2029
2,821,629
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
3,515,000 5.000
05/01/2037
3,515,071
Mirada Community Development District Capital Improvement RB
Series 2021 (NR/NR)
240,000 3.250
05/01/2032
224,224
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
1,105,000 5.625
05/01/2044
1,067,166
1,480,000 6.000
05/01/2055
1,439,878
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,860,000 3.500
05/01/2041
1,516,441
2,430,000 4.000
05/01/2051
1,934,606
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
$ 625,000 5.600%
05/01/2042
$ 632,590
980,000 5.750
05/01/2053
986,757
Naples Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,185,000 5.125
(d)
11/01/2048
1,146,503
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
565,000 3.875
05/01/2041
476,217
2,250,000 4.125
05/01/2052
1,796,508
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000 3.500
(d)
05/01/2031
28,838
85,000 4.000
(d)
05/01/2038
77,625
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000 3.500
(d)
05/01/2038
704,301
New River Community Development District Special Assessment
Series 2006 B (NR/NR)
3,260,000 5.000 *
05/01/2013
33
Normandy Community Development District City of Jacksonville
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,600,000 5.300
(d)
05/01/2044
1,502,232
2,300,000 5.550
(d)
05/01/2054
2,112,085
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
685,000 5.750
05/01/2044
671,182
North AR-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
1,955,000 6.000
05/01/2054
1,915,841
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
420,000 5.450
05/01/2044
408,956
890,000 5.750
05/01/2054
853,881
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Three, Series 2023
(NR/NR)
270,000 5.000
05/01/2030
274,500
535,000 5.750
05/01/2043
537,024
800,000 6.000
05/01/2054
802,972
North Loop Community Development District
1,850,000 6.625
05/01/2054
1,937,431
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,200,000 3.375
11/01/2041
958,306
3,770,000 4.000
11/01/2051
2,981,429
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,255,000 5.625
(d)
05/01/2052
1,265,690
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.625
05/01/2040
396,520

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Northridge Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
$ 1,685,000 5.750%
(d)
05/01/2045
$ 1,667,131
2,175,000 6.000
(d)
05/01/2055
2,148,078
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,190,000 5.700
05/01/2043
1,208,199
1,205,000 5.875
05/01/2053
1,218,909
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
340,000 4.000
06/15/2040
302,767
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
665,000 5.250
06/15/2043
669,315
1,275,000 5.375
06/15/2053
1,269,101
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
2,200,000 4.850
05/01/2039
2,150,698
3,625,000 5.000
05/01/2049
3,403,146
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
8,520,000 4.500
10/01/2056
7,700,008
Orlando Florida Community Redevelopment Agency Tax
Increment RB Refunding for Conroy Road District Series 2012
(NR/NR)
1,005,000 5.000
04/01/2026
1,005,824
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
840,000 4.000
05/01/2040
741,661
900,000 4.000
05/01/2050
711,503
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
1,675,000 5.375
(d)
11/01/2038
1,699,329
3,295,000 5.500
(d)
11/01/2049
3,299,292
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
775,000 5.500
05/01/2055
744,274
Paddocks Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,235,000 5.450
(d)
05/01/2055
1,139,521
Palermo Community Development District Lee County Florida
Special Assessment Bonds Series 2025 Assessment Area Two
(NR/NR)
645,000 5.350
06/15/2045
634,306
900,000 5.500
06/15/2055
893,292
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,050,000 5.000
06/15/2043
1,025,756
1,375,000 5.250
06/15/2053
1,332,452
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
1,800,000 5.250
10/01/2048
1,751,730
2,850,000 5.250
10/01/2053
2,722,185
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2023C (NR/NR)
2,050,000 7.625
05/15/2058
2,261,727
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority RB Anticipation
Notes for Green Cay Life Plan Village Project Series 2022A
(NR/NR)
$ 7,075,000 11.500%
(d)
07/01/2027
$ 9,683,389
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
4,600,000 4.000
05/15/2053
3,582,653
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
1,650,000 4.000
06/01/2036
1,568,574
1,700,000 4.250
06/01/2056
1,348,259
Palm Beach County, Florida RB Provident Group - PBAU
Properties II LLC - Palm Beach Atlantic University Project
Senior, Series 2025A (NR/NR)
7,000,000 5.750
(d)
10/01/2055
7,117,069
1,000,000 6.750
(d)
10/01/2055
1,007,005
9,000,000 5.750
(d)
10/01/2065
9,059,519
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
500,000 5.400
05/01/2043
495,553
1,000,000 5.600
05/01/2053
979,822
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000 4.300
05/01/2050
966,446
Palm Gate Community Development District City of Florida City
Florida Special Assessment Bonds Series 2025 (NR/NR)
900,000 5.300
06/15/2045
851,497
900,000 5.550
06/15/2055
845,010
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
625,000 4.000
11/01/2038
579,874
3,290,000 4.200
11/01/2048
2,826,001
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
3,155,000 3.750
05/01/2031
3,116,703
2,140,000 4.000
05/01/2036
2,091,114
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
260,000 4.000
05/01/2027
260,586
2,380,000 5.000
05/01/2039
2,384,099
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
1,855,000 5.250
05/01/2039
1,875,611
5,090,000 5.375
05/01/2050
5,020,251
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
800,000 4.000
05/01/2051
632,254
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000 4.700
05/01/2049
2,011,082
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/A-)
1,065,000 4.500
05/01/2034
1,061,717
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
590,000 5.375
05/01/2043
578,484
1,475,000 5.625
05/01/2053
1,444,313

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 850,000 5.125%
05/01/2043
$ 816,049
940,000 5.400
05/01/2053
896,330
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
830,000 5.500
05/01/2044
803,616
1,950,000 5.800
05/01/2054
1,876,382
Parrish Lakes II Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
2,750,000 5.125
05/01/2044
2,584,215
5,145,000 5.450
05/01/2054
4,772,981
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
375,000 5.875
05/01/2054
374,270
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
1,440,000 6.050
05/01/2054
1,448,814
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
795,000 3.500
05/01/2041
646,664
Pasadena Ridge Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
900,000 5.050
05/01/2044
845,925
1,275,000 5.375
05/01/2055
1,184,862
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
3,165,000 4.375
05/01/2036
3,061,311
Peace Creek Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
1,190,000 5.625
05/01/2055
1,118,895
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,375,000 5.125
06/15/2043
1,356,842
1,900,000 5.375
06/15/2053
1,864,355
Peace Creek Village Community Development District  Special
Assessment Bonds Series 2024 (NR/NR)
1,325,000 5.500
05/01/2044
1,300,763
905,000 5.750
05/01/2054
873,052
Peace Creek Village Community Development District
355,000 4.625
05/01/2031
358,360
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
1,000,000 5.850
(d)
05/01/2055
951,312
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
2,600,000 5.700
05/01/2044
2,451,402
3,675,000 6.000
05/01/2054
3,428,306
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,000,000 3.250
(d)
12/15/2041
827,248
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
$ 685,000 3.750%
05/01/2037
$ 642,180
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000 5.000
07/01/2039
1,065,652
Pioneer Ranch Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
900,000 5.000
05/01/2044
835,760
1,150,000 5.300
05/01/2055
1,046,155
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
555,000 3.625
05/01/2040
466,554
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
1,915,000 3.500
05/01/2037
1,680,390
Portofino Isles Community Development District Special
Assessment RB Refunding Series 2013 (NR/BBB)
2,790,000 4.750
05/01/2033
2,790,889
Preserve At Legends Pointe Community Development District
Pasco County, Florida Capital Improvement  RB, Series 2025
(NR/NR)
650,000 5.875
(d)
05/01/2055
641,404
Preserve at Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000 5.750
05/01/2054
972,703
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000 5.375
11/01/2049
1,046,969
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000 4.000
11/01/2039
228,768
1,205,000 4.000
11/01/2050
987,915
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
750,000 3.500
05/01/2041
654,116
Prosperity Lakes Community Development District
1,050,000 6.125
12/15/2053
1,094,333
Ranches At Lake Mcleod Community Development District
Polk County Florida Special Assessment Bonds Series 2025
Assessment Area Two (NR/NR)
1,000,000 5.650
06/15/2055
956,758
Reflection Bay Community Development District Palm Beach
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
650,000 5.625
05/01/2045
639,633
1,130,000 5.875
05/01/2055
1,108,883
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
700,000 5.200
05/01/2044
677,227
575,000 5.500
05/01/2054
550,276
Reserve At Van Oaks Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
965,000 5.375
05/01/2053
956,597
Reunion East Community Development District (NR/NR)
2,170,000 7.200 *
05/01/2022
22

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
$ 470,000 4.500%
05/01/2039
$ 446,852
1,520,000 4.625
05/01/2050
1,343,553
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.500
05/01/2040
788,199
825,000 4.750
05/01/2050
744,158
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
590,000 5.500
05/01/2043
594,877
700,000 5.750
05/01/2053
702,322
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,145,000 5.500
05/01/2052
2,148,159
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
300,000 5.250
05/01/2043
297,644
540,000 5.500
05/01/2053
531,973
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000 3.375
05/01/2041
807,555
2,390,000 4.000
05/01/2051
1,875,100
River Hall Community Development District
735,000 5.350
(d)
05/01/2044
703,145
850,000 5.625
(d)
05/01/2055
802,560
River Hall Community Development District
1,555,000 6.500
05/01/2054
1,609,872
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000 3.625
05/01/2040
861,124
River Landing Community Development District Pasco County
Florida Capital Improvement RB Series 2025 (NR/NR)
1,705,000 5.450
(d)
05/01/2055
1,609,071
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
1,100,000 4.350
05/01/2051
921,928
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
935,000 3.500
05/01/2041
757,045
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
815,000 3.500
(d)
05/01/2041
655,346
900,000 4.000
(d)
05/01/2051
690,880
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000 5.800
05/01/2054
1,324,226
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,350,000 6.500
(d)
05/01/2053
1,386,003
Rookery Community Development District City of Green Cove
Springs Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
2,970,000 5.350
05/01/2055
2,730,159
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
2,435,000 3.450
05/01/2042
1,934,072
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
$ 1,075,000 5.250%
05/01/2053
$ 1,028,662
Rye Crossing Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
1,000,000 5.250
05/01/2054
920,915
Rye Ranch Community Development District
1,745,000 6.625
05/01/2054
1,821,374
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000 6.000
(d)
11/01/2053
715,857
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 4.000
06/15/2040
291,238
780,000 4.000
06/15/2050
623,163
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000 4.000
12/15/2051
1,029,951
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.625
05/01/2044
1,480,438
2,700,000 6.000
05/01/2056
2,687,864
Saltmeadows Community Development District Manatee County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
405,000 5.750
(d)
05/01/2045
405,270
650,000 6.000
(d)
05/01/2055
651,436
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,020,000 5.500
05/01/2053
1,006,253
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,410,000 4.125
(d)
06/15/2039
1,267,113
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
650,000 6.000
11/01/2052
668,582
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
980,000 3.625
(d)
05/01/2040
890,179
950,000 3.750
(d)
05/01/2050
768,642
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
4,350,000 4.000
07/01/2048
3,785,616
Savanna Lakes Community Development District Lee County
Florida Special Assessment Bonds Series 2024 Assessment
Area Two (NR/NR)
700,000 5.500
06/15/2054
667,855
Savanna Lakes Community Development District Special
Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000 5.375
(d)
06/15/2053
1,046,511
Sawgrass Village Community Development District
1,365,000 6.375
11/01/2053
1,398,768
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
1,380,000 5.875
(d)
05/01/2054
1,334,619
Sawgrass Village Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,300,000 5.750
05/01/2053
2,263,560

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
$ 620,000 3.750%
05/01/2040
$ 544,416
1,835,000 4.000
05/01/2051
1,441,773
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,380,000 5.875
05/01/2043
1,387,343
1,550,000 6.125
05/01/2054
1,566,786
Scenic Terrace South Community Development District
900,000 6.750
11/01/2053
938,157
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,245,000 4.500
05/01/2042
1,124,112
2,810,000 4.625
05/01/2053
2,430,873
Seagrove Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,250,000 5.200
06/15/2054
1,170,233
Seaton Creek Reserve Community Development District Special
Assessment Bonds for Assessment Area One Bonds Series
2023 (NR/NR)
980,000 5.500
(d)
06/15/2053
973,455
Sebastian Isles Community Development District City of Florida
City Florida Capital Improvement RB Series 2024 (NR/NR)
900,000 5.300
05/01/2054
839,827
Sedona Point Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,185,000 5.000
06/15/2053
1,120,722
Seminole County Industrial Development Authority RB for The
Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000 4.000
(d)
06/15/2036
289,798
425,000 4.000
(d)
06/15/2041
357,657
2,270,000 4.000
(d)
06/15/2051
1,730,921
1,105,000 4.000
(d)
06/15/2056
817,916
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
900,000 5.300
10/01/2037
913,642
Seminole Palms Community Development District City of
Palm Coast Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,750,000 5.500
(d)
05/01/2055
1,610,914
Seminole Palms Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
850,000 5.700
05/01/2053
845,754
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
2,600,000 5.500
05/01/2044
2,474,407
3,300,000 5.850
05/01/2054
3,133,375
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,200,000 5.250
(d)
11/01/2039
2,216,156
2,815,000 5.375
(d)
11/01/2049
2,781,390
Sherwood Manor Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,800,000 5.250
(d)
11/01/2049
3,691,118
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
825,000 5.500
05/01/2043
830,772
1,435,000 5.625
05/01/2053
1,437,532
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
$ 4,000,000 5.000%
05/01/2049
$ 3,770,437
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
1,600,000 5.850
05/01/2054
1,558,900
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
885,000 5.500
05/01/2053
886,852
Six Mile Creek Community Development District Capital
Improvement RB Series 2021 (NR/NR)
790,000 4.000
05/01/2052
621,728
Six Mile Creek Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.700
05/01/2054
1,377,594
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
1,325,000 3.500
05/01/2041
1,069,121
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
300,000 4.125
11/01/2040
279,040
940,000 4.250
11/01/2050
806,719
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
1,090,000 5.375
05/01/2055
1,005,769
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000 6.000
05/01/2044
1,687,505
2,525,000 6.250
05/01/2055
2,590,741
Solaeris Community Development District St. Lucie County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
2,420,000 6.300
(d)(h)
05/01/2056
2,423,070
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,305,000 5.900
(d)
05/01/2054
1,237,782
Sorrento Pines Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
525,000 5.500
05/01/2053
526,099
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
2,100,000 5.125
(d)
11/01/2039
2,107,754
3,480,000 5.250
(d)
11/01/2049
3,380,287
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
1,310,000 5.000
05/01/2038
1,314,395
2,505,000 5.375
05/01/2049
2,472,766
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
330,000 4.125
11/01/2040
294,754
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A+)
770,000 3.500
05/01/2032
741,610
480,000 3.625
05/01/2035
444,938
1,690,000 3.750
05/01/2038
1,541,996

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
$ 465,000 4.875%
05/01/2035
$ 466,074
95,000 5.000
05/01/2038
95,094
South-Dade Venture Community Development District Special
Assessment RB Refunding Series 2013 (NR/NR)
2,010,000 5.250
05/01/2034
2,011,468
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
365,000 3.600
05/01/2034
339,562
600,000 4.000
05/01/2043
508,347
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
405,000 4.300
05/01/2040
385,449
165,000 4.500
05/01/2046
149,926
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-1
(NR/NR)
2,685,000 5.800
05/01/2035
2,460,939
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
2,505,000 5.800 *
05/01/2035
1,597,050
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
830,000 5.625
05/01/2054
785,482
Spencer Creek Community Development District Special
Assessment RB Series 2019 (NR/NR)
345,000 4.375
05/01/2029
348,791
1,000,000 5.000
05/01/2039
1,001,770
1,750,000 5.250
05/01/2049
1,707,650
Spring Lake Community Development District Special Assessment
for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000 5.125
(d)
11/01/2037
1,253,210
1,785,000 5.250
(d)
11/01/2047
1,744,292
Spring Ridge Community Development District Special
Assessment RB Series A-1 (NR/NR)
845,000 4.800
05/01/2035
844,973
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
450,000 5.250
05/01/2044
434,906
900,000 5.600
05/01/2054
860,505
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
700,000 4.000
12/15/2041
574,437
475,000 4.000
12/15/2046
360,948
2,350,000 4.000
12/15/2050
1,697,198
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
7,475,000 4.000
08/01/2055
5,846,245
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa2/AAA)
2,310,000 5.000
06/01/2052
2,375,857
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Sterling Hill Community Development District RB for Capital
Improvement Series 2003 B (NR/NR)
$ 418,112 5.500%*
11/01/2010
$ 183,969
Stonegate Community Development District Special Assessment
Refunding Bonds Series 2013 (NR/NR)
2,130,000 5.000
05/01/2034
2,131,211
Stonegate Preserve Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,175,000 5.875
06/15/2055
1,165,771
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,000,000 5.875
12/15/2043
1,037,453
1,195,000 6.125
12/15/2053
1,247,096
Stoneybrook Community Development District Tax Exempt Special
Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000 4.300
05/01/2052
1,102,438
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
670,000 6.375
11/01/2052
699,787
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000 4.500
06/15/2039
1,087,410
1,100,000 4.625
06/15/2049
1,027,532
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.500
06/15/2053
565,464
Stoneybrook South Community Development District Special
Assessment Bonds Refunding for Assessment Area Two-A
Project Series 2014 (NR/NR)
1,750,000 5.125
11/01/2034
1,831,984
3,495,000 5.500
11/01/2044
3,556,494
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
2,875,000 3.750
(d)
12/15/2050
2,323,818
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
420,000 4.000
12/15/2039
373,454
860,000 4.125
12/15/2049
694,425
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
575,000 5.200
06/15/2042
561,131
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
985,000 5.500
06/15/2054
966,776
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 4.000
06/15/2052
772,488
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
325,000 3.300
(d)
06/15/2041
277,397
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000 5.150
06/15/2052
961,350
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
900,000 5.500
(d)
05/01/2054
849,314

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
$ 1,600,000 4.000%
05/01/2052
$ 1,249,870
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
870,000 3.750
05/01/2040
737,680
1,145,000 4.000
05/01/2050
906,490
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
405,000 3.400
05/01/2041
333,533
275,000 4.000
05/01/2051
217,656
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
705,000 3.750
05/01/2040
634,227
875,000 4.000
05/01/2051
732,668
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
1,000,000 5.200
05/01/2042
981,916
1,800,000 5.350
05/01/2052
1,742,016
Sunbridge Stewardship District Special Assessment RB Series 2022
(NR/NR)
1,550,000 5.500
05/01/2052
1,538,605
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
1,610,000 4.000
05/01/2038
1,461,719
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
205,000 3.750
05/01/2026
204,472
1,550,000 4.000
05/01/2033
1,521,639
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
715,000 3.375
05/01/2041
570,075
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,110,000 4.800
05/01/2036
1,110,379
1,715,000 5.000
05/01/2046
1,639,143
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
4,400,000 4.000
06/15/2042
3,787,833
Terreno Community Development District Collier County, Florida
Special Assessment Bonds Series 2025 (NR/NR)
840,000 5.400
05/01/2045
818,962
900,000 5.650
05/01/2055
868,541
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
900,000 5.250
05/01/2053
862,434
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
2,050,000 3.300
12/15/2041
1,619,316
Timber Creek Southwest Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,000,000 4.000
06/15/2040
885,666
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
$ 1,345,000 3.600%
05/01/2037
$ 1,247,796
Tolomato Community Development District Special Assessment
GO Refunding Bonds Senior Lien Series 2018 A-1
(AGM) (NR/AA)
1,760,000 3.750
05/01/2040
1,654,554
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
375,000 5.625
(d)
05/01/2040
380,925
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 5.125
05/01/2039
301,692
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,155,000 4.250
05/01/2037
1,125,140
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
8,310,000 4.400
(d)
05/01/2040
7,860,973
Toscana Isles Community Development District Special
Assessment RB Series 2014 (NR/NR)
145,000 5.750
11/01/2027
148,566
1,955,000 6.250
11/01/2044
2,014,617
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
2,645,000 5.375
11/01/2039
2,697,387
5,390,000 5.500
11/01/2049
5,401,255
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
1,560,000 4.625
(d)
06/15/2038
1,507,680
2,440,000 4.750
(d)
06/15/2048
2,220,216
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
550,000 4.000
12/15/2040
475,244
1,145,000 4.125
12/15/2049
931,126
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
1,085,000 4.625
05/01/2050
956,375
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
525,000 3.625
(d)
05/01/2040
454,647
1,000,000 4.000
(d)
05/01/2051
827,376
Towns at Woodsdale Community Development District
1,220,000 6.375
(d)
11/01/2053
1,256,629
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
1,000,000 5.650
05/01/2056
952,134
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
1,700,000 3.000
05/01/2041
1,283,030
1,300,000 4.000
05/01/2052
1,009,515
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
875,000 3.750
(d)
05/01/2040
764,965

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
$ 700,000 3.500%
11/01/2041
$ 564,546
Triple Creek Community Development District Special Assessment
Series 2017 A (NR/NR)
590,000 5.250
11/01/2027
598,970
2,735,000 6.125
11/01/2046
2,799,528
Triple Creek Community Development District Special Assessment
Series 2018 A (NR/NR)
785,000 4.700
(d)
11/01/2029
795,870
1,525,000 5.125
(d)
11/01/2038
1,529,702
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
1,000,000 4.625
05/01/2039
961,193
1,990,000 4.750
05/01/2050
1,780,118
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000 4.750
(d)
11/01/2048
4,188,556
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000 5.000
11/01/2039
1,200,507
1,850,000 5.125
11/01/2049
1,766,071
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
710,000 4.000
11/01/2027
711,059
3,160,000 4.625
11/01/2037
3,088,739
2,790,000 4.750
11/01/2047
2,533,659
TSR Community Development District Special Assessment RB for
Village 4 Project Series 2015 A (NR/NR)
2,420,000 5.625
11/01/2045
2,440,046
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,400,000 4.000
05/01/2052
1,101,797
Tuckers Pointe Community Development District Special
Assessment Revenue Note Series 2022 (NR/NR)
4,200,000 3.625
05/01/2032
4,013,682
Turnbull Creek Community Development District Senior Special
Assessment Refunding Series 2015 A-1 (NR/A)
2,230,000 4.375
05/01/2035
2,213,488
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
1,250,000 6.000
05/01/2055
1,219,429
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
575,000 5.375
05/01/2043
566,334
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
675,000 5.875
05/01/2043
681,976
650,000 6.125
05/01/2054
657,850
Twisted Oaks Pointe Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
750,000 5.625
05/01/2053
738,479
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
2,535,000 3.625
05/01/2037
2,348,724
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
$ 615,000 4.750%
05/01/2037
$ 610,887
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
1,000,000 5.000
05/01/2044
994,603
1,545,000 5.000
05/01/2055
1,477,045
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
2,300,000 3.750
12/15/2039
1,984,647
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,000,000 5.000
(d)
12/15/2032
1,037,642
1,705,000 5.000
(d)
12/15/2037
1,722,986
5,330,000 5.000
(d)
12/15/2047
5,074,499
Two Rivers East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
3,190,000 5.875
05/01/2053
3,176,485
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,850,000 5.250
05/01/2052
1,779,751
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
2,000,000 6.125
11/01/2053
2,034,101
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 Series 2024
Project (NR/NR)
1,375,000 5.875
05/01/2054
1,368,542
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,600,000 6.000
05/01/2043
1,637,135
2,545,000 6.250
05/01/2053
2,603,901
Union Park East Community Development District Capital
Improvement RB for Assessment Area One Series 2017 A-1
(NR/NR)
2,410,000 5.500
(d)
11/01/2047
2,420,213
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
2,800,000 3.375
05/01/2045
2,261,015
Varrea South Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.400
05/01/2053
1,356,279
Varrea South Community Development District City of Plant City
Florida Capital Improvement  RB, Series 2025 (NR/NR)
1,165,000 5.875
(d)
05/01/2055
1,151,193
V-Dana Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
900,000 5.375
05/01/2045
866,455
1,250,000 5.550
05/01/2055
1,188,860
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
950,000 5.250
05/01/2043
938,230
V-Dana Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
2,010,000 5.500
05/01/2054
1,970,413

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
$ 1,400,000 4.000%
(d)
05/01/2051
$ 1,108,066
Venetian Parc Community Development District Special
Assessment Area One Project Series 2013 (NR/NR)
200,000 6.000
11/01/2027
205,708
2,050,000 6.500
11/01/2043
2,152,203
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
4,655,000 5.125
(d)
05/01/2049
4,382,170
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
615,000 5.000
11/01/2039
615,497
1,045,000 5.125
11/01/2049
997,591
Veranda Community Development District II Special Assessment
Area 2 Preserve West Project Series 2018 A (NR/NR)
955,000 5.000
11/01/2039
955,771
1,555,000 5.125
11/01/2049
1,488,487
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000 3.600
(d)
05/01/2041
200,745
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
485,000 3.600
(d)
05/01/2041
397,394
790,000 4.000
(d)
05/01/2051
621,616
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
1,025,000 5.375
05/01/2044
1,007,835
475,000 5.625
05/01/2054
458,972
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
1,600,000 5.125
05/01/2044
1,565,209
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
900,000 5.500
06/15/2053
895,255
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
4,355,000 4.000
05/01/2031
4,282,230
1,700,000 4.125
05/01/2034
1,632,636
1,000,000 4.250
05/01/2037
923,092
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
1,980,000 4.000
(d)
05/01/2031
1,980,452
2,935,000 4.000
(d)
05/01/2037
2,783,484
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
735,000 5.125
11/01/2035
748,458
990,000 5.250
11/01/2046
973,090
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000 5.500
05/01/2044
854,047
1,910,000 5.800
05/01/2054
1,847,969
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano #2 Community Development District Special Assessment
Bonds for Assessment Area – Pod D7 Project Area Series 2024
(NR/NR)
$ 575,000 5.350%
05/01/2044
$ 551,358
735,000 5.625
05/01/2055
693,978
Verano #4 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds, Series 2025 (NR/NR)
915,000 6.000
05/01/2055
919,122
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.625
11/01/2052
1,040,190
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
500,000 5.375
05/01/2043
502,083
800,000 5.625
05/01/2053
804,939
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
233,724
1,700,000 4.000
05/01/2050
1,353,645
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000 4.000
05/01/2040
326,332
2,015,000 4.000
05/01/2050
1,602,160
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
233,724
1,740,000 4.000
05/01/2050
1,383,503
Vida's Way Community Development District Special Assessment
Bonds for Assessment Area One Series 2024 (NR/NR)
1,080,000 4.875
05/01/2044
997,980
1,750,000 5.200
05/01/2054
1,585,887
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,000,000 5.300
05/01/2043
1,000,681
2,745,000 5.500
05/01/2054
2,645,543
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
870,000 3.750
05/01/2037
779,891
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
9,420,000 3.700
05/01/2050
7,258,562
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
4,070,000 3.250
(d)
05/01/2040
3,334,983
9,040,000 3.500
(d)
05/01/2051
6,646,866
Village Community Development District No. 15 Special
Assessment RB Series 2023 (NR/NR)
2,050,000 5.000
(d)
05/01/2043
2,019,414
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
4,260,000 3.250
05/01/2052
2,926,921
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
1,150,000 5.250
05/01/2053
1,103,572
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
1,100,000 4.000
05/01/2052
863,124

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
$ 885,000 4.625%
05/01/2039
$ 846,399
1,355,000 4.875
05/01/2050
1,236,502
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
555,000 3.750
05/01/2040
495,992
1,000,000 4.000
05/01/2051
793,800
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
570,000 5.500
05/01/2044
568,073
1,000,000 5.750
05/01/2054
983,535
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
1,000,000 3.750
11/01/2031
961,330
1,000,000 4.000
11/01/2036
945,110
1,300,000 4.125
11/01/2046
1,094,986
Waterford Community Development District Capital Improvement
RB Series 2023 (NR/NR)
430,000 5.375
05/01/2043
431,245
535,000 5.600
05/01/2053
538,475
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
820,000 5.450
05/01/2054
762,831
Watergrass Community Development District II Special
Assessment Bonds Series 2018 (NR/NR)
4,040,000 5.250
05/01/2049
3,926,459
Waters Edge Community Development District Pasco County
Capital Improvement RB Refunding Senior Lien Series 2015
A-1 (NR/A)
3,230,000 4.200
05/01/2036
3,079,420
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,640,000 5.125
(d)
11/01/2038
1,648,799
2,800,000 5.250
(d)
11/01/2049
2,727,121
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
1,200,000 5.125
11/01/2035
1,200,504
1,930,000 5.500
11/01/2045
1,930,048
Wellness Ridge Community Development District Special
Assessment Bonds for Assessment Area Two Series 2024
(NR/NR)
775,000 5.000
(d)
06/15/2044
731,613
1,000,000 5.200
(d)
06/15/2055
919,009
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,315,000 5.125
06/15/2043
1,305,189
1,210,000 5.375
06/15/2053
1,199,233
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
1,215,000 4.250
11/01/2049
1,010,584
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,150,000 5.500
06/15/2053
1,150,913
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
570,000 3.625
(d)
05/01/2041
464,822
1,545,000 4.000
(d)
05/01/2051
1,213,918
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
$ 550,000 5.250%
05/01/2052
$ 521,025
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
1,445,000 3.400
05/01/2041
1,145,309
West Port East Community Development District Charlotte County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
650,000 6.000
(d)
05/01/2055
647,273
West Villages Improvement District Capital Improvement
RB for Unit of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
1,145,000 5.625
05/01/2054
1,089,590
West Villages Improvement District City of North Port Florida
Capital Improvement RB, Series 2025 (NR/NR)
1,560,000 6.000
05/01/2055
1,585,351
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
475,000 5.375
05/01/2042
478,622
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
850,000 5.375
05/01/2043
855,707
2,265,000 5.625
05/01/2053
2,278,982
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
2,340,000 4.750
05/01/2039
2,230,941
3,790,000 5.000
05/01/2050
3,536,664
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
570,000 6.250
05/01/2054
589,931
Westside Community Development District Special Assessment RB
for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
420,000 5.000
(d)
05/01/2038
422,734
600,000 5.200
(d)
05/01/2048
589,045
Westside Community Development District Special Assessment RB
for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000 4.625
05/01/2039
946,820
1,590,000 4.850
05/01/2049
1,451,243
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
800,000 4.100
(d)
05/01/2037
748,186
795,000 4.125
(d)
05/01/2038
730,411
Westside Community Development District Special Assessment RB
Series 2019 (NR/NR)
1,200,000 5.000
05/01/2039
1,202,125
2,000,000 5.200
05/01/2050
1,922,770
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
1,630,000 5.750
05/01/2044
1,613,518
2,025,000 6.000
05/01/2054
2,008,764
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,150,000 6.000
06/15/2052
1,177,205
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
830,000 5.375
05/01/2043
819,345

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR) – (continued)
$ 2,615,000 5.600%
05/01/2053
$ 2,569,364
1,410,000 5.625
05/01/2053
1,399,974
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
595,000 5.375
05/01/2043
587,362
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
675,000 5.625
05/01/2053
672,072
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
830,000 5.500
05/01/2053
831,737
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
420,000 5.200
05/01/2044
409,224
490,000 5.500
05/01/2054
473,582
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
1,000,000 5.900
05/01/2055
959,372
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,100,000 5.750
05/01/2052
1,115,243
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
1,170,000 4.000
05/01/2052
884,806
Wind Meadows South Community Development District Special
Assessment Bonds for Assessment Area Two Series 2023
(NR/NR)
1,105,000 5.625
05/01/2053
1,097,143
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
955,000 5.000
11/01/2049
895,713
Winding Cypress Community Development District Special
Assessment Phase 1 and Phase 2 Assessment Area Series 2015
(NR/NR)
1,770,000 5.000
11/01/2045
1,702,636
Winding Oaks Community Development District Special
Assessment Bonds for Assessment Area One Series 2024
(NR/NR)
710,000 5.400
05/01/2044
680,919
1,130,000 5.700
05/01/2055
1,072,619
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.450
05/01/2044
1,009,803
1,000,000 5.750
05/01/2054
1,018,031
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
1,040,000 4.250
05/01/2052
827,606
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
100,000 4.400
11/01/2035
97,386
625,000 4.250
05/01/2040
561,893
1,000,000 4.500
05/01/2051
853,720
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
$ 1,585,000 3.700%
05/01/2040
$ 1,341,677
3,450,000 3.875
05/01/2050
2,646,758
Woodcreek Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
Two (NR/NR)
795,000 5.500
05/01/2055
733,863
Woodland Crossing Community Development District Sumter
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
1,000,000 5.875
(d)
05/01/2045
995,826
1,800,000 6.125
(d)
05/01/2056
1,793,241
Woodland Preserve Community Development District Manatee
County Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
530,000 5.300
(d)
05/01/2045
507,987
750,000 5.500
(d)
05/01/2055
709,085
Woodland Ranch Estates Community Development District Town
of Dundee Florida Special Assessment Bonds Series 2025
(NR/NR)
500,000 5.550
05/01/2045
483,613
620,000 5.750
05/01/2055
592,765
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
550,000 3.375
05/01/2041
435,482
870,000 4.000
05/01/2051
685,567
1,767,617,322
Georgia - 1.4%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 B (A1/A)
1,000,000 4.000
07/01/2040
956,877
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000 4.000
08/01/2053
1,051,711
Columbia County Hospital Authority Revenue Anticipation
Certificates, (Wellstar Health System, Inc. Project) Series
2023A (A2/A+)
1,495,000 5.125
04/01/2053
1,494,222
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
1,865,000 5.000
06/01/2054
1,909,510
Development Authority of Dekalb County RB for The Globe
Academy, Inc., Project Series 2024A (Baa2/NR)
300,000 5.000
06/01/2050
278,939
480,000 5.000
06/01/2055
437,100
2,635,000 5.000
06/01/2063
2,334,843
Development Authority of Lagrange Revenue
Refunding and Improvement Bonds, Series 2021A
(Lagrange College Project) (NR/NR)
400,000 5.000
10/15/2052
325,483
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
900,000 5.125
03/01/2052
513,000
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
18,210,000 5.000
(d)
01/01/2054
16,300,587

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/NR)
$ 3,690,000 3.625%
(d)
01/01/2031
$ 3,523,251
1,340,000 5.000
(d)
01/01/2036
1,343,608
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
12,180,000 4.000
01/01/2054
9,922,539
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,115,000 4.000
(d)
11/01/2026
3,120,051
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,000,000 5.000
(a)(b)
07/01/2053
7,375,301
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa3/NR)
1,500,000 5.000
(a)(b)
06/01/2055
1,595,188
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
7,235,000 5.000
(a)(b)
12/01/2053
7,623,148
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
500,000 5.000
(a)(b)
09/01/2053
528,770
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A
(A1/NR)
3,300,000 5.000
05/15/2043
3,304,152
17,350,000 5.000
05/15/2049
17,336,969
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B
(A3/NR)
25,000,000 5.000
(a)(b)
12/01/2052
25,951,732
Municipal Electric Authority of Georgia Plant Vogtle Project J
Bonds Series 2019A (A3/A)
5,000,000 5.000
01/01/2059
4,880,402
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
1,500,000 4.000
(d)
01/01/2038
1,407,104
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
36,250,000 0.000
(d)(g)
12/15/2048
31,679,941
The Atlanta Development Authority Senior RB Westside Gulch
Area Project Series 2024A-2 (NR/NR)
12,875,000 5.500
(d)
04/01/2039
12,950,814
158,145,242
Guam - 0.2%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
610,000 5.125
10/01/2034
639,696
220,000 5.250
10/01/2035
231,114
510,000 5.250
10/01/2036
531,991
300,000 5.375
10/01/2040
309,759
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
975,000 5.375
10/01/2043
991,340
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
7,680,000 5.000
02/01/2040
7,413,176
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
$ 500,000 5.000%
12/01/2031
$ 507,379
Guam Government Limited Obligation Section 30 Bond Series
2016A (NR/BB)
3,000,000 5.000
12/01/2046
2,954,285
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
1,540,000 5.000
01/01/2050
1,521,272
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
5,000,000 5.000
01/01/2046
4,958,137
20,058,149
Hawaii - 0.5%
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,750,000 5.000
(d)
07/01/2039
2,591,564
2,750,000 5.125
(d)
07/01/2043
2,502,904
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
16,715,000 4.000
07/01/2047
15,429,125
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba2/NR)
1,200,000 4.000
03/01/2037
1,128,974
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
15,755,000 3.200
07/01/2039
13,225,177
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba2/NR)
945,000 3.500
10/01/2049
713,005
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
2,450,000 5.000
05/15/2044
2,306,104
State of Hawaii Airports System RB Series 2022A (Aa3/AA-)
2,750,000 5.000
07/01/2047
2,746,209
State of Hawaii Department of Budget and Finance Pacific
University Special Purpose Revenue Refunding Bonds Series
2018 (NR/NR)
12,700,000 6.000
(d)
07/01/2028
12,932,156
53,575,218
Idaho - 0.0%
Avimor Community Infrastructure District No. 1 in The City of
Eagle Idaho in The Counties of Ada Boise and Gem Idaho
Special Assessment Bonds Series 2024 (NR/NR)
2,251,000 5.875
(d)
09/01/2053
2,267,780
a a
Illinois - 7.0%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
910,000 3.750
07/01/2041
887,093
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
1,725,000 5.000
04/01/2046
1,677,088

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
$ 6,380,000 5.000%
12/01/2042
$ 5,983,423
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
6,665,000 5.000
12/01/2047
6,150,349
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2023A (NR/BB+)
2,925,000 6.000
12/01/2049
3,049,112
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
7,500,000 5.000
12/01/2044
6,932,504
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
16,000,000 6.000
04/01/2046
16,225,949
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
9,310,000 0.000
(f)
12/01/2029
7,825,805
6,345,000 0.000
(f)
12/01/2030
5,109,242
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
185,000 0.000
(f)
12/01/2029
155,507
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB)
160,000 0.000
(f)
01/01/2031
129,343
Chicago Illinois Board of Education GO Bonds Series 2017 A
(NR/BB+)
5,500,000 7.000
(d)
12/01/2046
5,651,664
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
23,595,000 0.000
(f)
12/01/2031
18,127,916
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
6,330,000 5.500
12/01/2027
6,556,806
3,000,000 5.500
12/01/2028
3,145,107
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
20,125,000 5.250
12/01/2035
20,125,387
11,410,000 5.250
12/01/2039
11,264,861
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2005 A
(AMBAC) (Ba1/BB+)
2,300,000 5.500
12/01/2030
2,448,801
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
13,525,000 6.038
12/01/2029
13,293,520
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000 4.000
12/01/2035
11,199,177
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
54,575,000 7.000
12/01/2044
54,852,749
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000 6.500
12/01/2046
61,638,599
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2017H (NR/BB+)
$ 17,290,000 5.000%
12/01/2046
$ 15,687,265
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB)
11,415,000 0.000
(f)
01/01/2032
8,813,832
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB)
14,455,000 5.000
01/01/2038
14,340,898
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
255,000 5.000
01/01/2047
250,699
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
5,460,000 4.000
01/01/2052
4,610,536
Chicago Park District GO Bonds Limited Tax Series 2018 A
(NR/AA-)
2,585,000 4.000
01/01/2041
2,314,715
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000 5.750
04/01/2048
7,084,074
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
21,870,000 5.000
12/01/2046
19,792,838
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
22,920,000 5.000
12/01/2046
20,795,380
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
4,700,000 4.000
12/01/2047
3,711,313
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien  RB, Series 2024A (AMT) (NR/A+)
15,000,000 5.500
01/01/2059
15,419,923
City of Chicago GO Bonds Series 2019A (NR/BBB)
2,220,000 5.500
01/01/2049
2,201,387
City of Chicago GO Bonds Series 2021B (NR/BBB)
2,383,000 4.000
01/01/2049
1,837,634
City of Chicago GO Bonds Series 2024A (NR/BBB)
2,780,000 5.250
01/01/2045
2,703,654
City of Chicago GO Bonds, 2025 Series A (NR/BBB)
11,500,000 6.000
01/01/2050
11,864,144
City of Chicago GO Bonds, Series 2025C (NR/BBB)
2,725,000 6.000
01/01/2043
2,872,440
City of Chicago GO Bonds, Series 2025E (NR/BBB)
1,250,000 6.000
01/01/2042
1,324,865
City of Chicago IL GO Bonds  Series 2019 (NR/BBB)
5,000,000 5.000
01/01/2044
4,705,145
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000 5.250
01/01/2053
1,163,884
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
17,600,000 5.500
01/01/2053
18,004,904
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
7,450,000 5.000
01/01/2052
7,317,390
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,400,000 4.500
01/01/2048
2,198,287
3,405,000 5.500
01/01/2055
3,471,979

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2024A (AMT) (NR/A+)
$ 3,000,000 5.500%
01/01/2053
$ 3,084,818
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
10,670,000 5.000
01/01/2048
10,494,181
500,000 5.000
01/01/2053
490,753
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2018A
(BAM) (NR/AA)
2,500,000 4.000
01/01/2043
2,233,780
City of Marion Williamson County Illinois Sales Tax RB Star Bond
District Project Area No. 1 Series 2025 (NR/NR)
4,200,000 6.375
06/01/2045
4,248,240
13,725,000 6.625
06/01/2055
13,895,178
Community Consolidated School District Number 34 Lake County
Illinois Antioch GO School Bonds Alternate Revenue Source,
Series 2025C (NR/AA)
9,745,000 5.000
01/01/2050
9,816,371
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for
Richland Trails Project Series 2007-1 (NR/NR)
1,675,000 5.800
03/01/2037
1,377,754
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000 4.000
11/15/2047
2,214,972
Du Page County Special Service Area No. 31 Special Tax for
Monarch Landing Project Series 2006 (NR/NR)
863,000 5.625
03/01/2036
850,993
Eastern Illinois Economic Development Authority Business District
RB for Remington Road & I-57 Business District Series 2023
(NR/NR)
4,875,000 6.000
05/01/2046
4,790,355
Illinois Finance Authority RB for Clark-Lindsey Series 2022A
(NR/NR)
950,000 5.375
06/01/2042
859,336
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
4,000,000 5.625
(d)
08/01/2053
4,052,737
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,200,000 5.000
03/01/2047
1,068,728
1,050,000 5.000
03/01/2052
905,667
Illinois Finance Authority RB for Lake Forest College Series
2022A (NR/BBB)
2,250,000 5.500
10/01/2047
2,249,672
1,925,000 5.250
10/01/2052
1,820,053
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
1,750,000 6.625
05/15/2052
1,820,705
3,700,000 6.750
05/15/2058
3,850,251
Illinois Finance Authority RB for Roosevelt University Series 2007
(B2/NR)
2,950,000 5.500
04/01/2032
2,949,952
14,320,000 5.500
04/01/2037
13,703,334
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
5,575,000 6.125
(d)
04/01/2049
5,334,973
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Roosevelt University Series
2019A (NR/NR)
$ 28,645,000 6.125%
(d)
04/01/2058
$ 27,253,698
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
1,000,000 4.000
10/01/2040
898,210
950,000 4.000
10/01/2050
785,802
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
3,700,000 5.875
(d)
09/01/2046
3,588,192
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
685,000 4.000
05/15/2027
681,666
2,825,000 5.000
05/15/2037
2,831,976
1,055,000 5.000
05/15/2047
979,423
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,500,000 4.000
09/01/2035
1,341,457
2,000,000 4.000
09/01/2037
1,735,455
2,000,000 4.000
09/01/2039
1,681,189
1,500,000 4.000
09/01/2041
1,228,143
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
500,000 5.000
09/01/2036
503,206
3,470,000 5.000
09/01/2046
3,348,529
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
950,000 5.000
05/15/2051
809,172
765,000 5.000
05/15/2056
635,978
Illinois Finance Authority RB Series 2018B (NR/NR)
2,775,000 6.125
(d)
04/01/2058
2,640,217
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000 4.000
(d)
10/01/2042
1,765,352
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000 5.500
06/01/2057
11,031,123
Illinois Finance Authority RB Series 2025 Rosalind Franklin
University Woodlands Apartment Project (NR/NR)
16,000,000 5.250
(d)
08/01/2035
15,925,026
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB-)
4,325,000 5.000
12/01/2049
3,795,697
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
1,000,000 6.000
(d)
10/01/2045
992,968
Illinois Finance Authority Revenue Project and Refunding Bonds,
Series 2025A (NR/BB)
1,150,000 6.125
(d)
10/01/2050
1,143,281
Illinois Finance Authority Revenue Refunding Bonds for The
Admiral at The Lake Project Series 2017 (NR/NR)
10,000,000 5.000
05/15/2033
9,296,028
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
9,175,000 4.875
04/01/2050
9,070,100
Illinois State GO Bonds Series 2017 A (A3/A-)
9,500,000 5.000
12/01/2035
9,676,760
1,805,000 4.500
12/01/2041
1,719,423
4,730,000 5.000
12/01/2042
4,741,911
Illinois State GO Bonds Series 2017 D (A3/A-)
2,740,000 5.000
11/01/2028
2,837,817

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2018 A (A3/A-)
$ 5,280,000 5.000%
05/01/2042
$ 5,304,634
5,280,000 5.000
05/01/2043
5,289,940
Illinois State GO Bonds Series 2019 C (A3/A-)
1,500,000 4.000
11/01/2042
1,302,366
Illinois State GO Bonds Series 2020 (A3/A-)
1,575,000 5.500
05/01/2039
1,649,775
4,250,000 5.750
05/01/2045
4,411,559
Illinois State GO Bonds Series 2020 C (A3/A-)
1,975,000 4.250
10/01/2045
1,762,027
Lincolnshire Special Service Area No. 1 Special Tax for
Sedgebrook Project Series 2004 A (NR/NR)
1,356,000 6.250
03/01/2034
1,356,912
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
3,665,000 0.000
(f)
12/15/2029
3,124,449
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion Proj * (NATL) (Baa2/A)
1,220,000 0.000
(f)
06/15/2028
1,101,422
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
11,900,000 0.000
(f)
06/15/2038
6,554,569
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
13,500,000 0.000
(f)
12/15/2032
10,088,535
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,320,000 0.000
(f)
12/15/2031
1,033,644
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (ETM) (NATL) (NR/NR)
530,000 0.000
(f)
06/15/2030
452,075
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
6,655,000 0.000
(f)
06/15/2044
2,543,092
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
75,530,000 0.000
(f)
12/15/2056
13,414,793
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
2,980,000 0.000
(f)
12/15/2056
564,424
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
89,565,000 0.000
(f)
12/15/2054
17,862,351
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
2,200,000 0.000
(f)
12/15/2034
1,485,981
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000 4.000
06/15/2052
1,726,823
Metropolitan Pier and Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 A
(AGM-CR) (A1/AA)
29,815,000 0.000
(f)
12/15/2056
5,647,086
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
North Lincoln Redevelopment Project Area Certificates of
Participation Evidencing Proportionate Interests in Payments
to be Made With Respect to A Tax Increment Allocation
Revenue Note District 1860 Development Project Tax-Exempt
Series B (NR/NR)
$ 1,000,000 5.750%
(d)
12/01/2043
$ 994,585
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood
Springs Club Series 2006 (NR/NR)
1,291,000 6.000
03/01/2036
1,193,547
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
5,000,000 4.000
06/01/2046
4,307,859
Southwestern Illinois Development Authority
Environmental Improvement RB Series 2012
(United States Steel Corporation Project) (B1/BB-)
3,300,000 5.750
08/01/2042
3,300,368
State of Illinois GO Bonds Series 2017 A (A3/A-)
9,500,000 4.250
12/01/2040
8,834,359
State of Illinois GO Bonds Series 2017C (A3/A-)
10,000,000 5.000
11/01/2029
10,337,420
State of Illinois GO Bonds Series 2020C (A3/A-)
1,000,000 4.000
10/01/2041
885,897
State of Illinois GO Bonds Series 2021A (A3/A-)
5,910,000 4.000
03/01/2041
5,268,949
9,000,000 5.000
03/01/2046
8,927,475
State of Illinois GO Bonds Series 2022A (A3/A-)
3,000,000 5.500
03/01/2047
3,062,092
State of Illinois GO Bonds, Series of May 2024B (A3/A-)
7,400,000 5.250
05/01/2047
7,469,743
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
2,000,000 5.000
10/01/2028
2,101,582
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
2,750,000 4.000
12/01/2033
2,715,156
7,950,000 4.250
12/01/2037
7,645,815
The County of Cook Illinois Multifamily Housing RB for Deerfield
Supportive Living Project Series 2024 (NR/NR)
3,000,000 6.500
01/01/2045
2,952,962
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba3/NR)
3,170,000 5.750
(d)
03/01/2053
3,041,910
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
1,065,000 5.000
(d)
01/01/2045
965,203
1,800,000 5.000
(d)
01/01/2055
1,576,023
Village of Bellwood Cook County Illinois Tax Increment RB Series
2024 (NR/BBB)
2,525,000 5.000
12/01/2050
2,411,457
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000 5.000
01/01/2039
1,904,037
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
540,000 4.125
10/01/2041
455,030
2,330,000 4.125
10/01/2046
1,860,339
818,856,055

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana - 0.3%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
$ 4,755,000 5.000%
(d)
01/01/2054
$ 4,462,237
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
400,000 4.000
09/15/2049
308,364
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
2,415,000 4.125
12/01/2026
2,422,598
Indiana Finance Authority Midwestern Disaster Relief RB Series
2012A (Baa3/NR)
1,000,000 4.250
11/01/2030
1,018,628
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
1,780,000 5.000
07/01/2055
1,583,225
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
1,000,000 3.000
11/01/2030
972,072
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
1,000,000 3.000
11/01/2030
972,072
Indiana Finance Authority Student Housing RB Prg Uindy
Properties Llc Series 2025 (NR/BB)
900,000 5.250
07/01/2045
836,713
Indiana Finance Authority Student Housing RB Prg Uindy
Properties LLC Series 2025 (NR/BB)
2,050,000 5.625
07/01/2050
1,973,849
2,200,000 5.250
07/01/2055
1,993,483
Indiana Finance Authority Student Housing RB Series 2023A
(NR/BBB-)
2,100,000 5.000
06/01/2053
2,006,685
5,500,000 5.375
06/01/2064
5,441,605
Indianapolis Airport Authority Special Facilities RB for United Air
Lines, Inc. Project Series 1995 A (NR/NR)
7,520,823 6.500 *
11/15/2031
75
The Indianapolis Local Public Improvement Bond Bank, Indiana
Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000 6.000
03/01/2053
2,844,905
Town of Upland RB Refunding for Taylor University, Inc. Series
2021 (NR/A)
3,300,000 2.500
09/01/2050
1,774,181
Town of Whiteland Indiana Economic Development RB for Patch
Whiteland Project Phase II (NR/NR)
1,375,000 6.125
(d)
03/01/2049
1,332,331
29,943,023
Iowa - 0.5%
Iowa Finance Authority Health Facilities RB Pella Regional Health
Center, Series 2025 (NR/NR)
1,535,000 5.500
12/01/2045
1,556,339
1,800,000 5.250
12/01/2050
1,743,018
2,250,000 5.750
12/01/2055
2,291,253
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
2,300,000 5.000
(a)(b)(c)
12/01/2032
2,605,982
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
15,800,000 5.000
(c)
12/01/2032
17,901,961
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
$ 2,050,000 4.000%
05/15/2055
$ 1,577,680
5,900,000 5.000
05/15/2055
5,392,149
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
6,855,000 5.000
05/15/2047
6,429,797
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
11,900,000 5.000
05/15/2043
11,507,031
5,735,000 5.000
05/15/2048
5,353,122
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
975,000 5.375
10/01/2052
983,847
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
2,750,000 6.000
10/01/2055
2,828,108
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior
Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000 4.000
06/01/2049
2,542,813
62,713,100
Kansas - 0.1%
City of Manhattan Health Care Facilities RB Series 2022A
(NR/NR)
2,070,000 4.000
06/01/2052
1,538,326
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
1,075,000 4.000
06/01/2046
857,286
City of Prairie Village Special Obligation Tax Increment Revenue
Refunding Bonds Series 2021 (NR/NR)
120,000 2.875
04/01/2030
118,334
940,000 3.125
04/01/2036
868,514
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,775,000 6.500
12/01/2052
1,784,611
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,155,000 5.000
05/15/2028
1,157,646
1,215,000 5.000
05/15/2029
1,217,892
2,850,000 5.000
05/15/2034
2,819,571
1,190,000 5.000
05/15/2050
977,210
Kansas City Unified Government Sales Tax Special Obligation
Capital Appreciation RB for Vacation Village Project Area
Four - Multi-Sport Athletic Complex Project, Series 2015
(NR/NR)
2,440,000 0.000
(d)(f)
09/01/2034
1,294,146
12,633,536
Kentucky - 0.2%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
3,150,000 4.450
(d)
01/01/2042
2,914,846
3,375,000 4.700
(d)
01/01/2052
3,070,528
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
1,540,000 4.700
(d)
01/01/2052
1,401,070
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
2,000,000 2.125
10/01/2034
1,593,486

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
$ 3,000,000 2.000%
02/01/2032
$ 2,561,318
Kentucky Bond Development Corp. RB for Centre College of
Kentucky Series 2021 (Baa1/A)
750,000 4.000
06/01/2046
639,838
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
205,000 4.000
03/01/2046
170,906
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Louisville Arena Authority, Inc. Series 2017 A
(AGM) (A1/AA)
900,000 4.000
12/01/2041
824,523
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
2,925,000 4.000
06/01/2045
2,615,004
Kentucky Economic Development Finance Authority RB
Refunding for CommonSpirit Health Obligated Group Series
2019 A-2 (A3/A-)
3,600,000 5.000
08/01/2049
3,532,560
Louisville & Jefferson County Metropolitan Government RB for
Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000 3.000
10/01/2043
1,107,314
20,431,393
Louisiana - 1.2%
Airport Commission Of The City And County Of San Francisco
San Francisco International Airport Second Series Revenue
Bonds Series 2025A (Amt) (Ca) (Ba1/BB+) (PUTABLE)
1,400,000 6.100
(a)(b)(d)
06/01/2038
1,490,972
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
3,475,000 5.500
04/01/2054
3,577,983
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
1,925,000 5.500
04/01/2051
1,988,162
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
1,600,000 5.000
12/01/2034
1,604,034
4,765,000 5.000
12/01/2039
4,500,127
City of New Orleans Louisiana Public Improvement Bonds, Issue
of 2021A (A2/A+)
5,000,000 5.000
12/01/2046
4,926,882
Lakeshore Villages Master Community Development District
(Parish of St. Tammany, Louisiana) Special Assessment  RB,
Series 2025 (NR/NR)
295,000 6.000
06/01/2054
296,478
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
1,410,000 5.500
06/01/2052
1,372,146
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
1,900,000 4.125
06/01/2039
1,682,283
2,300,000 4.375
06/01/2048
1,881,501
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
1,810,000 3.200
06/01/2041
1,399,306
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
$ 5,395,000 6.625%
(d)
06/15/2062
$ 5,239,184
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
8,865,000 3.500
11/01/2032
8,529,460
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
7,235,000 5.250
(a)(b)
12/01/2052
7,751,922
Louisiana Public Facilities Authority RB Acadiana Renaissance
Charter Academy Project, Series 2025 (NR/NR)
2,725,000 6.000
(d)
06/15/2059
2,666,871
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
930,000 6.125
(d)
06/01/2052
927,836
1,325,000 6.250
(d)
06/01/2062
1,324,880
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
900,000 6.250
(d)
06/01/2052
864,640
1,850,000 6.375
(d)
06/01/2062
1,772,825
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000 3.000
06/01/2050
1,359,817
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
7,725,000 4.000
05/15/2042
7,049,137
3,100,000 5.000
05/15/2046
3,022,864
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000 4.000
(d)
06/01/2051
1,744,972
2,070,000 4.000
(d)
06/01/2056
1,414,707
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000 4.000
(d)
06/01/2051
1,158,605
1,065,000 4.000
(d)
06/01/2056
726,783
Louisiana Public Facilities Authority Revenue Bonds Series 2024A
(NR/NR)
4,730,000 7.375
(d)
06/01/2054
4,894,547
4,600,000 7.500
(d)
06/01/2059
4,779,947
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000 5.000
05/15/2042
9,937,650
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
24,115,000 5.500
09/01/2059
24,476,113
18,385,000 5.000
09/01/2066
17,286,985
Parish of St. James RB for NuStar Logistics LP Series 2010
(Ba1/BB+)
2,375,000 6.350
(d)
07/01/2040
2,549,335
Plaquemines Port Harbor and Terminal District Dock and Wharf
Facilities RB Nola Terminal LLC Project Series 2024A
(NR/NR)
6,450,000 9.000
(d)
12/01/2044
5,467,982
139,666,936

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine - 0.1%
Finance Authority of Maine Solid Waste Disposal RB for Casella
Waste Systems, Inc. Project Series 2024 (B1/B+)
$ 2,975,000 4.625%
(a)(b)(d)
12/01/2047
$ 2,896,966
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2018 A (A1/A+)
4,000,000 5.000
07/01/2048
3,934,885
Maine Health and Higher Educational Facilities Authority RB
Eastern Maine Healthcare Systems Obligated Group Issue
Series 2016A (Ba3/BB-)
125,000 4.000
07/01/2046
95,050
5,280,000 5.000
07/01/2046
4,720,934
11,647,835
Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
3,000,000 4.000
01/01/2039
2,822,075
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
2,950,000 4.500
09/01/2033
2,935,857
3,000,000 5.000
09/01/2038
3,002,961
City Council of Baltimore Convention Center Hotel Revenue
Refunding Bonds Series 2017 (NR/B+)
7,775,000 5.000
09/01/2042
7,381,297
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series
2017 (NR/B+)
1,400,000 5.000
09/01/2028
1,423,044
2,235,000 5.000
09/01/2039
2,176,172
14,715,000 5.000
09/01/2046
13,804,498
City of Baltimore Tax Allocation for Harbor Point Special Taxing
District Project Series 2019 B (NR/NR)
325,000 3.550
(d)
06/01/2034
300,458
200,000 3.700
(d)
06/01/2039
174,714
300,000 3.875
(d)
06/01/2046
247,969
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor
Point Special Taxing District Project Series 2019 A (NR/NR)
290,000 3.400
(d)
06/01/2034
268,972
310,000 3.450
(d)
06/01/2035
285,164
550,000 3.500
(d)
06/01/2039
479,077
1,650,000 3.625
(d)
06/01/2046
1,339,025
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
1,450,000 5.000
07/01/2036
1,456,645
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
2,370,000 4.000
01/01/2050
1,946,374
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
1,850,000 4.000
01/01/2045
1,579,406
9,765,000 4.000
01/01/2050
7,961,835
County of Prince George's Special Obligation Bonds for Westphalia
town Center Project Series 2018 (NR/NR)
4,535,000 5.250
(d)
07/01/2048
4,520,120
Frederick County Urbana Community Development Authority
Special Tax Series 2020 C (NR/NR)
3,695,000 4.000
(d)
07/01/2050
3,095,755
Maryland Economic Development Corp. RB for Baltimore City
Project Series 2018 A (NR/BBB)
2,375,000 5.000
06/01/2058
2,302,092
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. RB for Morgan State
University Project Series 2020 (NR/BBB-)
$ 925,000 4.000%
07/01/2040
$ 845,992
1,400,000 4.250
07/01/2050
1,204,746
1,025,000 5.000
07/01/2050
995,232
2,415,000 5.000
07/01/2056
2,308,628
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000 5.000
06/01/2044
968,885
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
5,250,000 5.000
06/01/2049
4,932,467
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
6,020,000 3.997
04/01/2034
4,318,732
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
1,000,000 5.750
07/01/2053
1,036,875
2,000,000 6.000
07/01/2058
2,096,392
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
1,000,000 4.000
07/01/2050
829,276
Maryland Health and Higher Educational Facilities Authority RB
for Monocacy Montessori Communities Issue Series 2023
(NR/NR)
900,000 6.125
(d)
07/01/2053
896,273
900,000 6.250
(d)
07/01/2063
899,979
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
1,355,000 5.500
(d)
05/01/2052
1,229,809
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
13,800,000 0.000
(f)
05/01/2053
3,169,207
10,125,000 0.000
(f)
05/01/2054
2,203,672
8,750,000 0.000
(f)
05/01/2055
1,805,777
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
1,400,000 5.000
09/01/2035
1,405,073
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000 5.000
06/01/2051
1,375,458
92,025,983
Massachusetts - 1.0%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023, Series A (Aa1/AA+)
1,680,000 5.000
05/01/2053
1,710,820
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
16,545,000 5.000
01/01/2049
16,966,467
Commonwealth of Massachusetts GO Limited Bonds Series 2016
E (Aa1/AA+)
2,130,000 3.000
04/01/2044
1,641,146

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2024 Series A (NR/AA+)
$ 1,675,000 5.250%
07/01/2052
$ 1,754,058
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
12,320,000 5.500
08/15/2050
12,642,326
Massachusetts Development Finance Agency RB CHF Merrimack,
Inc. Issue Merrimack College Student Housing Project Series
2024A (NR/BB)
1,100,000 5.000
(d)
07/01/2054
1,013,010
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa2/BBB)
1,740,000 5.250
07/01/2052
1,699,070
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,000,000 5.000
(d)
11/15/2033
1,033,619
900,000 5.000
(d)
11/15/2038
918,105
2,350,000 5.125
(d)
11/15/2046
2,363,505
Massachusetts Development Finance Agency RB for Merrimack
College Series 2022 (NR/BBB-)
2,075,000 5.000
07/01/2052
1,931,739
Massachusetts Development Finance Agency RB for Simmons
College Issue Series 2015 K-1 (Baa3/BB+)
1,950,000 5.000
10/01/2036
1,921,166
Massachusetts Development Finance Agency RB for Simmons
University issue, Series 2023 N (Baa3/BB+)
580,000 5.250
10/01/2039
564,892
1,450,000 5.000
10/01/2043
1,309,093
Massachusetts Development Finance Agency RB for Tufts
Medicine Issue Series 2024 E (NR/BBB-)
17,725,000 8.500
10/01/2026
17,820,607
Massachusetts Development Finance Agency RB Suffolk
University Issue Series 2025 (Baa3/NR)
4,475,000 5.250
07/01/2055
4,273,536
Massachusetts Development Finance Agency RB Umass Memorial
Health Care Obligated Group Issue Series N-1 2025
(NR/BBB+)
13,700,000 4.500
07/01/2054
12,267,316
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (NR/NR)
1,825,000 5.250
07/01/2050
1,806,000
2,275,000 5.250
07/01/2055
2,225,487
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (Baa3/NR)
2,275,000 6.000
07/01/2050
2,391,683
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000 5.000
07/01/2044
22,993,796
111,247,441
Michigan - 1.8%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
106,377,643 4.000
(b)
04/01/2044
83,131,649
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
665,000 5.500
04/01/2031
720,797
470,000 5.500
04/01/2033
505,431
280,000 5.500
04/01/2034
299,725
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2020 (Baa1/BBB) – (continued)
$ 300,000 5.500%
04/01/2035
$ 319,362
245,000 5.500
04/01/2036
259,413
465,000 5.500
04/01/2037
489,807
495,000 5.500
04/01/2038
518,334
355,000 5.500
04/01/2039
369,869
690,000 5.500
04/01/2040
714,991
1,360,000 5.500
04/01/2045
1,382,724
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
950,000 3.110
04/01/2028
919,326
450,000 3.244
04/01/2029
431,359
125,000 3.344
04/01/2030
118,419
475,000 3.644
04/01/2034
429,858
City of Detroit MI GO Bonds  Series 2020 (Baa1/BBB)
295,000 5.500
04/01/2032
318,607
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt
Social Bonds (Baa1/BBB)
675,000 4.000
04/01/2042
588,194
City of Detroit UT GO Bonds Series 2021A (Baa1/BBB)
3,750,000 5.000
04/01/2046
3,701,124
City of Detroit, County of Wayne, Unlimited Tax GO  Bonds Series
2023C (Tax Exempt) (Baa1/BBB)
1,200,000 6.000
05/01/2043
1,294,619
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series
2021A (Baa1/BBB)
725,000 4.000
04/01/2041
646,282
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (Baa1/BBB)
3,675,000 6.000
05/01/2039
4,068,784
City of Kalamazoo Economic Development Corporation Limited
Obligation RB for Heritage Community of Kalamazoo Revel
Creek Project Series 2020A (NR/NR)
3,880,000 5.000
05/15/2055
3,288,851
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333 4.000
(b)
04/01/2044
2,658,063
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
4,675,000 3.655
(i)
07/01/2032
4,611,616
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
7,950,000 5.000
05/15/2037
7,957,289
4,125,000 5.000
05/15/2044
3,858,098
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
900,000 6.000
01/01/2054
847,193
900,000 6.250
01/01/2059
858,837
Kentwood Economic Development Corp. RB for Holland Home
Obligated Group Series 2021 (NR/NR)
475,000 4.000
11/15/2045
378,607
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000 4.000
11/15/2043
1,402,477
Michigan Finance Authority Act 38 Facilities Senior RB for the
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
2,790,000 4.375
02/28/2054
2,510,831

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2017 (NR/BBB-)
$ 4,570,000 5.000%
02/01/2047
$ 4,133,136
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
975,000 4.000
11/15/2050
827,441
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000 4.000
02/15/2050
1,337,095
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2015C (A1/A+)
1,600,000 5.000
07/01/2034
1,602,357
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
750,000 5.000
07/01/2035
750,888
Michigan Finance Authority Public School Academy Limited
Obligation Revenue & Revenue Refunding Bonds Series 2021
(NR/BB+)
800,000 4.000
12/01/2041
652,389
1,230,000 4.000
12/01/2051
915,839
Michigan Finance Authority Public School Academy Limited
Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,500,000 4.250
12/01/2039
1,219,422
1,190,000 5.000
12/01/2046
983,122
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
1,000,000 5.000
09/01/2040
945,241
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
475,000 4.000
09/01/2045
369,792
500,000 4.000
09/01/2050
367,473
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
6,275,000 3.267
06/01/2039
5,859,740
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
252,800,000 0.000
(f)
06/01/2065
24,817,604
Michigan Mathematics & Science Initiative RB Refunding Series
2021 (NR/BB+)
705,000 4.000
01/01/2031
679,302
1,115,000 4.000
01/01/2041
927,410
1,695,000 4.000
01/01/2051
1,279,707
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000 4.125
06/30/2035
2,530,580
Michigan Strategic Fund RB Refunding for United Methodist
Retirement Communities, Inc. Obligated Group Series 2020
(NR/NR)
1,800,000 5.000
05/15/2037
1,801,650
1,400,000 5.000
05/15/2044
1,309,415
Michigan tobacco Settlement Finance Authority RB for Capital
Appreciation Series 2007 B (NR/CCC-)
42,935,000 0.000
(f)
06/01/2052
5,131,338
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
365,435,000 0.000
(f)
06/01/2058
10,073,398
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Star International Academy RB Refunding Series 2020 (NR/BBB)
$ 4,080,000 5.000%
03/01/2033
$ 4,190,362
Tipton Academy Michigan Public School Academy RB Series 2021
(NR/BB)
4,855,000 4.000
06/01/2051
3,439,494
205,744,731
Minnesota - 0.3%
City of Apple Valley, Minnesota Senior Housing RB Phs Apple
Valley Senior Housing, Inc. - Orchard Path Phase III Project,
Series 2025A (NR/NR)
900,000 5.625
09/01/2065
891,356
City of Eagan Minnesota Charter School Lease RB Great Oaks
Academy Series 2025A (NR/NR)
400,000 6.250
(d)
02/01/2045
388,804
600,000 6.375
(d)
02/01/2055
572,359
1,150,000 6.500
(d)
02/01/2065
1,096,713
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
4,980,000 5.000
05/01/2054
4,920,681
City of St. Paul Housing & Redevelopment Authority Charter
School Lease RB for Higher Ground Academy Project Series
2023 (NR/BB+)
1,630,000 5.500
12/01/2057
1,596,081
Duluth Economic Development Authority Health Care Facilities
RB for Essentia Health Obligated Group Series 2018A
(NR/A-)
18,575,000 5.250
02/15/2058
18,458,466
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
1,365,000 4.250
02/15/2048
1,199,225
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
1,400,000 4.000
07/01/2036
1,223,074
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
685,000 4.200
(c)
03/01/2027
699,403
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
1,525,000 5.000
05/01/2032
1,515,777
2,400,000 5.000
05/01/2047
2,043,790
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa3/NR)
425,000 4.000
12/01/2034
392,705
650,000 4.000
12/01/2040
549,045
35,547,479
Mississippi - 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
4,000,000 2.375
06/01/2044
2,403,902
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
1,225,000 5.000
(d)
10/01/2030
1,253,621
850,000 4.000
(d)
10/01/2034
768,126
700,000 4.000
(d)
10/01/2035
619,009
750,000 4.000
(d)
10/01/2036
649,882
3,000,000 4.000
(d)
10/01/2041
2,339,421
8,033,961

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri - 0.5%
Branson Regional Airport Transport Development District Series
2018A, B, & C (NR/NR)
$ 545,266 5.000%
(b)(d)
*
04/01/2043
$ 16,358
Branson Regional Airport Transport Development District Series
2018B & C (NR/NR)
2,752,991 5.000
(b)(d)
*
04/01/2043
82,590
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
950,000 4.000
03/01/2041
892,685
2,825,000 3.000
03/01/2046
2,075,234
City of Branson Industrial Development Authority Tax Increment
Refunding RB for Branson Shoppes Redevelopment Project
Series 2017A (NR/NR)
2,050,000 4.000
11/01/2027
2,024,990
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
2,550,000 5.000
05/15/2041
2,490,644
Health and Educational Facilities Authority of The State of
Missouri Educational Facilities RB Maryville University of
Saint Louis Project, Series 2025A (Baa3/NR)
2,450,000 5.500
06/15/2047
2,397,866
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
1,065,000 5.000
09/01/2029
1,090,217
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
1,850,000 5.250
02/01/2048
1,807,231
1,130,000 5.250
02/01/2054
1,081,500
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
4,750,000 5.250
(d)
12/01/2048
4,543,713
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
685,000 3.500
11/01/2040
626,488
2,450,000 4.250
11/01/2050
1,937,407
Kansas City Missouri Industrial Development Authority Senior
Sales Tax RB Refunding and Improvement Bonds for Ward
Parkway Center Community Improvement District Series 2016
A (NR/NR)
1,000,000 5.000
(d)
04/01/2036
958,020
1,150,000 5.000
(d)
04/01/2046
995,803
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
830,000 5.000
09/01/2038
843,406
2,600,000 5.000
09/01/2048
2,518,896
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
400,000 3.000
10/01/2044
306,998
500,000 3.125
10/01/2049
367,272
Newco Transportation Development District Florissant, Missouri
Transportation Sales Tax Refunding RB, Series 2025A
(NR/NR)
3,840,000 6.250
11/01/2054
3,790,609
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
1,375,000 3.125
05/01/2035
1,186,713
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
St. Louis IDA Financing RB Refunding for Ballpark Village
Development Project Series 2017 A (NR/NR)
$ 3,250,000 4.750%
11/15/2047
$ 2,756,646
Stone Canyon Community Improvement District RB for Public
Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000 5.750 *
04/01/2027
262,500
Taney County IDA Sales Tax Revenue Improvement Bonds for Big
Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000 6.000
(d)
10/01/2049
3,983,338
The IDA of The City of Lee’S Summit Missouri Senior Living
Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000 5.000
08/15/2039
4,794,581
The IDA of The City of St. Louis Missouri Tax Increment and
Special District RB Union Station Phase 2 Redevelopment
Project Series 2024A (NR/NR)
2,300,000 5.750
06/15/2054
2,248,516
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
1,250,000 5.000
(d)
06/01/2054
1,115,070
The Industrial Development Authority of The County of Cape
Girardeau Missouri Tax Increment and Special District RB
Westpark Mall Redevelopment Project Series 2024 (NR/NR)
5,600,000 5.750
(d)
05/01/2054
5,021,760
University City IDA Tax Increment Special District RB for Markets
at Olive Project Series 2023A (NR/NR)
1,920,000 4.875
06/15/2036
1,904,627
5,500,000 5.500
06/15/2042
5,334,136
59,455,814
Montana - 0.1%
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project, Series 2025A
(NR/NR)
6,400,000 6.000
05/15/2060
6,392,701
a a
Nebraska - 0.0%
Omaha Public Power District Electric System RB 2023 Series A
(Aa2/AA)
2,245,000 5.250
02/01/2053
2,315,551
a a
Nevada - 0.4%
City of Henderson Local Improvement District No. T-21 Local
Improvement Bonds Series 2022 (NR/NR)
680,000 3.500
09/01/2045
501,278
460,000 4.000
09/01/2051
365,156
City of Las Vegas Nevada Special Improvement District No. 613
Sunstone Phases III and IV Local Improvement Bonds Series
2024 (NR/NR)
550,000 5.500
12/01/2053
537,977
City of Las Vegas Special Improvement District No. 813 for
Summerlin Village 26 Local Improvement Bonds Series 2017
(NR/NR)
270,000 4.250
06/01/2037
257,138
380,000 4.375
06/01/2042
350,386
445,000 4.500
06/01/2047
404,631
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
465,000 4.000
06/01/2039
424,043
1,265,000 4.000
06/01/2044
1,059,725

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR) – (continued)
$ 1,265,000 4.000%
06/01/2049
$ 1,013,384
City of Las Vegas Special Improvement District No. 815 Special
Assessment Series 2020 (NR/NR)
895,000 5.000
12/01/2049
841,189
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
595,000 3.000
06/01/2041
441,544
1,265,000 3.125
06/01/2051
836,985
City of Las Vegas Special Improvement District No. 818
Summerlin Village 27 Local Improvement Bonds Series 2024
(NR/NR)
1,200,000 5.000
12/01/2054
1,105,229
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
305,000 4.250
06/01/2034
293,983
305,000 4.625
06/01/2043
277,817
530,000 4.625
06/01/2049
467,046
City of Reno Nevada 2024 Special Assessment District No.
1 Quilici Ranch Local Improvement Bonds Series 2025
(NR/NR)
1,500,000 5.250
(d)
06/01/2054
1,390,517
Director of The State of Nevada Department of Business and
Industry Senior Subordinated Secured RB Brightline West
Passenger Rail Project Series 2025A (NR/NR)
15,075,000 9.500
(a)(b)(d)
01/01/2065
14,275,870
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
2,065,000 4.000
09/01/2035
1,863,035
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,700,000 4.000
07/01/2049
3,157,657
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000 5.000
07/01/2045
2,557,673
2,825,000 5.000
07/01/2051
2,657,498
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000 4.125
(a)(b)
03/01/2036
5,010,167
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000 4.125
(a)(b)
03/01/2036
3,006,100
43,096,028
New Hampshire - 1.2%
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
2,300,000 5.250
07/01/2048
2,308,229
National Finance Authority Special  RB, Series 2025 (NR/NR)
8,450,000 5.875
(d)
12/15/2033
8,477,655
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
2,427,000 4.875
(d)
12/01/2033
2,410,668
National Finance Authority Special RB Easton Park Project Travis
County Texas - Districts 2 and 5 Series 2024 (NR/NR)
5,500,000 5.625
(d)
02/01/2030
5,502,243
National Finance Authority Special RB Emberly and Canterra
Creek Projects Fort Bend and Brazoria Counties Texas Series
2024 (NR/NR)
4,300,000 5.375
(d)
12/01/2031
4,283,150
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Hampshire – (continued)
National Finance Authority Special RB Grand Prairie Project
Harris County Texas Series 2024 (NR/NR)
$ 4,550,000 5.875%
(d)
12/15/2032
$ 4,470,204
National Finance Authority Special RB Series 2024 (NR/NR)
17,482,000 5.375
(d)
12/15/2035
17,451,513
National Finance Authority Special RB Valencia Project Brazoria
County Texas Municipal Utility District Series 2024 (NR/NR)
7,250,000 5.300
(d)
12/01/2032
7,254,049
National Finance Authority Special Revenue Capital Appreciation
Bonds The Wildflower Project, Denton CountyTexas
Municipal Utility Districts Series 2025 (NR/NR)
11,875,000 0.000
(d)(f)
12/15/2033
7,157,504
National Finance Authority Specialty Pharmacy Limited Obligation
RB University Hospitals Home Care Services Inc. Series
2024A (NR/NR)
13,910,000 5.625
(d)
12/15/2033
14,153,048
5,565,000 6.250
(d)
12/15/2038
5,633,581
National Finance Authority Thomas Ranch Project Travis and
Burnet Counties Texas Improvement Districts Special Revenue
Capital Appreciation Bonds Series 2024 (NR/NR)
9,100,000 0.000
(d)(f)
12/01/2034
4,880,759
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
4,800,000 2.950
(b)(d)
04/01/2029
4,607,899
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 A (B3/B)
6,800,000 3.625
(a)(b)(d)
07/01/2043
5,468,893
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 B (AMT) (B3/B)
10,545,000 3.750
(a)(b)(d)
07/01/2045
8,458,953
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
12,450,000 4.000
01/01/2051
9,205,249
New Hampshire Health and Education Facilities Authority RB
for Dartmouth Hitchcock Health Obligated Group 2020 A
(AGM-CR) (NR/AA)
5,000,000 5.000
08/01/2059
4,975,313
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
2,150,000 5.000
08/01/2033
2,214,595
3,170,000 5.000
08/01/2035
3,237,839
2,000,000 5.000
08/01/2036
2,035,181
5,350,000 5.000
08/01/2037
5,421,353
2,935,000 5.000
08/01/2038
2,965,839
4,235,000 5.000
08/01/2039
4,273,300
1,710,000 5.000
08/01/2040
1,724,603
138,571,620
New Jersey - 4.0%
Jersey City Municipal Utilities Authority Hudson
County New Jersey Sewer  RB, Series 2025E
(BAM MUN GOVT GTD) (Aa3/AA)
1,100,000 5.750
10/15/2051
1,208,530
1,610,000 5.750
10/15/2055
1,761,646
New Jersey Economic Development Authority Dock and Wharf
Facility RB Repauno Port & Rail Terminal Project, Series 2025
(NR/NR)
9,125,000 6.375
(d)
01/01/2035
9,296,012

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Dock and Wharf
Facility RB Repauno Port & Rail Terminal Project, Series 2025
(NR/NR) – (continued)
$ 9,125,000 6.625%
(d)
01/01/2045
$ 9,315,243
New Jersey Economic Development Authority Energy Facilities
RB for UMM Energy Partners, LLC Project Series 2012 A
(AMT) (Baa2/NR)
1,000,000 4.750
06/15/2032
1,000,127
1,000,000 5.000
06/15/2037
987,412
1,000,000 5.125
06/15/2043
946,674
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2037
487,296
1,150,000 5.000
07/01/2047
1,048,433
New Jersey Economic Development Authority RB Refunding for
New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000 3.000
08/01/2041
4,589,995
New Jersey Economic Development Authority Special Facilities
RB for Continental Airlines, Inc. Project Series 2000 A
(AMT) (Ba3/BB)
5,000,000 5.625
11/15/2030
5,002,995
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB)
19,960,000 5.250
09/15/2029
19,966,760
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB)
5,000,000 5.625
11/15/2030
5,002,995
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
4,480,000 5.000
10/01/2047
4,306,008
New Jersey Economic Development Authority State Lease RB for
Health Department Project Series 2018 A (A2/A-)
2,470,000 5.000
06/15/2047
2,444,172
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
980,000 5.000
06/15/2042
979,723
New Jersey Economic Development Authority State Lease
RB State Lease RB State Government Buildings - Health
Department and Taxation Division office Project, 2018 Series
A (A2/A-)
4,020,000 5.000
06/15/2042
4,018,862
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
1,000,000 5.375
01/01/2043
1,000,285
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa1/BB-)
3,450,000 4.000
07/01/2042
2,372,737
New Jersey Educational Facilities Authority RB for Seton Hall
University Series 2020 C (AGM) (A1/AA)
1,110,000 3.250
07/01/2049
856,063
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology 2020 Series A (NR/BBB+)
1,710,000 5.000
07/01/2045
1,719,657
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology Series 2020 A (NR/BBB+)
$ 3,350,000 3.000%
07/01/2050
$ 2,332,127
New Jersey Health Care Facilities Financing Authority
RB Refunding for University Hospital Series 2015 A
(AGM) (A1/AA)
9,700,000 4.125
07/01/2038
9,204,489
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
4,960,000 4.125
07/01/2054
4,252,500
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
3,980,000 5.250
07/01/2049
4,105,519
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
865,000 5.250
07/01/2054
890,682
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
93,770,000 0.000
(f)
12/15/2036
58,666,713
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000 0.000
(f)
12/15/2034
17,870,675
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
115,550,000 0.000
(f)
12/15/2035
76,520,804
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
47,575,000 0.000
(f)
12/15/2035
31,505,645
35,245,000 0.000
(f)
12/15/2038
19,459,191
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
1,900,000 0.000
(f)
12/15/2034
1,324,436
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
1,000,000 5.250
06/15/2041
1,000,023
2,500,000 5.000
06/15/2045
2,490,788
1,770,000 5.000
06/15/2046
1,760,496
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
10,000,000 0.000
(f)
12/15/2030
8,327,940
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000 0.000
(f)
12/15/2033
8,230,032
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
52,985,000 0.000
(f)
12/15/2036
33,149,790
5,470,000 0.000
(f)
12/15/2037
3,219,305
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
3,280,000 0.000
(f)
12/15/2033
2,399,021
1,565,000 0.000
(f)
12/15/2036
979,134
5,000,000 0.000
(f)
12/15/2038
2,760,561

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-) – (continued)
$ 16,175,000 0.000%
(f)
12/15/2039
$ 8,376,039
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,130,000 5.000
06/15/2030
1,147,787
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
5,275,000 4.250
12/15/2038
5,166,390
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
1,500,000 5.000
12/15/2033
1,564,365
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
935,000 3.000
06/15/2050
656,484
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
5,000,000 4.000
06/15/2050
4,349,687
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
7,000,000 5.250
06/15/2043
7,061,013
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
230,000 0.000
(f)
12/15/2032
175,951
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000 4.125
01/01/2054
9,076,338
New Jersey Turnpike Authority Turnpike  RB, Series 2025 A
(A1/AA-)
12,000,000 5.250
01/01/2055
12,473,083
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,500,000 4.500
01/01/2048
1,451,053
3,000,000 5.250
01/01/2052
3,098,323
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.500
07/01/2058
906,844
Passaic County Improvement Authority Charter School RB
Paterson Charter School For Science and Technology Inc.
Project Series 2025 (Baa3/NR)
920,000 4.500
07/01/2040
883,343
645,000 5.000
07/01/2044
627,808
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
20,000,000 5.000
01/01/2048
19,711,840
South Jersey Transportation Authority Transportation System RB
2022 Series A (Baa2/BBB+)
1,500,000 4.625
11/01/2047
1,433,359
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
14,095,000 5.000
06/01/2046
13,579,170
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
11,570,000 6.750
(d)
12/01/2041
7,364,887
Union County Improvement Authority Solid Waste Disposal RB
Series 2019 (AMT) (NR/NR)
600,000 6.000
(d)
12/01/2025
585,912
468,451,172
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico - 0.1%
City of Santa Fe RB for El Castillo Retirement Residences
Obligated Group Project Series 2019 A (NR/NR)
$ 500,000 5.000%
05/15/2044
$ 469,874
1,000,000 5.000
05/15/2049
904,607
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
500,000 4.000
09/01/2033
505,747
375,000 4.000
09/01/2034
377,130
300,000 4.000
09/01/2035
298,673
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
4,825,000 4.250
(d)
05/01/2040
4,350,300
6,906,331
New York - 7.0%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays
Center Project Series 2009 (Ba1/NR)
9,610,000 0.000
(f)
07/15/2045
3,335,693
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
1,435,000 3.000
07/15/2043
1,045,288
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
29,290,000 5.000
07/15/2042
29,118,530
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
5,740,000 0.000
(f)
07/15/2046
1,865,887
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
1,155,000 5.000
(d)
09/01/2049
1,047,925
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/B+)
1,175,000 5.000
06/15/2052
972,408
950,000 5.000
06/15/2057
769,897
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
670,000 5.000
07/01/2052
618,437
505,000 5.000
07/01/2056
460,647
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
4,920,000 5.000
(d)
12/01/2051
4,115,700
1,100,000 5.000
(d)
12/01/2055
902,254
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,000,000 5.250
07/01/2057
1,948,551
5,000,000 5.250
07/01/2062
4,826,080
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
590,000 4.000
(d)
06/15/2051
447,297
450,000 4.000
(d)
06/15/2056
331,045
Build NYC Resource Corp. RB for Shefa School Series 2021 A
(NR/NR)
850,000 2.500
(d)
06/15/2031
763,658
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
6,125,000 6.500
(d)
07/01/2042
6,110,862
1,900,000 6.500
(d)
07/01/2052
1,840,536
1,850,000 6.500
(d)
07/01/2057
1,775,627

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
$ 1,900,000 9.750%
(d)
07/01/2032
$ 1,886,504
Build NYC Resource Corporation RB for Classical Charter
Schools Project Series 2023A (NR/BBB-)
800,000 4.750
06/15/2058
711,333
Build NYC Resource Corporation RB for Unity Preparatory
Charter School of Brooklyn Project, Series 2023A (NR/BB)
725,000 5.500
(d)
06/15/2053
707,231
1,275,000 5.500
(d)
06/15/2063
1,222,153
Build NYC Resource Corporation Tax-Exempt RB Civic Bronx
LLC - Bold Charter School Project, Series 2025 (NR/NR)
4,850,000 6.000
(d)
07/01/2060
4,814,778
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
1,100,000 4.750
06/01/2054
997,523
2,400,000 5.000
06/01/2064
2,215,250
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
4,100,000 4.500
05/01/2049
3,889,974
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000 4.125
03/01/2054
8,676,267
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000 4.000
03/01/2050
4,543,649
County of Westchester Industrial Development Agency Special
Facility RB Million Air Two LLC General Aviation Facilities
Project Series 2017A (Tax-Exempt-AMT) (NR/NR)
3,050,000 7.000
(d)
06/01/2046
3,174,881
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2024A
(Tax-Exempt) (Aa1/NR)
16,565,000 4.000
03/15/2054
14,298,824
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2025A
(Tax-Exempt) (Aa1/NR)
34,120,000 5.000
03/15/2054
34,617,842
12,000,000 5.000
03/15/2055
12,164,852
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024B (Tax-Exempt) (Aa1/NR)
4,580,000 5.000
03/15/2051
4,640,066
2,000,000 5.000
03/15/2052
2,033,161
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB+)
22,400,000 5.000
07/01/2046
21,486,620
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,030,000 5.000
07/01/2040
1,046,028
2,840,000 5.000
07/01/2045
2,821,764
5,500,000 5.000
07/01/2051
5,322,669
Empire State Development New York State Urban Development
Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000 3.000
03/15/2050
1,214,705
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
66,000,000 0.000
(d)(f)
06/01/2060
2,581,346
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
900,000 5.000
07/01/2033
914,764
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB) – (continued)
$ 850,000 5.000%
07/01/2035
$ 859,065
670,000 5.000
07/01/2036
675,789
Huntington Local Development Corp. RB for Gurwin Independent
Housing Obligated Group Series 2021 A (NR/NR)
5,060,000 5.250
07/01/2056
4,069,655
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A2/A-)
625,000 5.000
11/15/2027
635,614
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A-)
7,950,000 4.750
11/15/2045
7,745,599
2,000,000 5.000
11/15/2050
1,979,558
2,000,000 5.250
11/15/2055
2,012,659
Metropolitan Transportation Authority RB Green Bond Series 2020
D-3 (A2/A-)
5,285,000 4.000
11/15/2050
4,447,474
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-2 (A2/A-)
650,000 0.000
(f)
11/15/2040
309,085
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A2/AA)
27,600,000 4.000
11/15/2048
23,745,903
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A2/A-)
4,565,000 5.250
11/15/2049
4,663,088
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A-)
735,000 5.000
11/15/2029
752,766
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000 4.000
11/15/2048
1,519,136
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020A-1 (A2/A-)
4,435,000 4.000
11/15/2040
4,101,711
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A-)
5,000,000 5.000
11/15/2045
5,027,447
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000 4.000
11/15/2050
8,467,116
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A2/A-)
550,000 5.250
11/15/2028
553,758
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A-)
4,415,000 4.000
11/15/2045
3,797,236
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2024A (A2/A-)
10,165,000 5.500
11/15/2047
10,628,423
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A-)
1,600,000 5.250
11/15/2045
1,652,004
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
202,665,000 0.000
(f)
06/01/2060
11,508,616

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class F Series 2024 Tax-Exempt
Bonds (NR/NR)
$ 2,500,000 5.250%
12/15/2031
$ 2,559,175
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
13,815,000 3.000
01/01/2046
9,946,938
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000 3.000
03/01/2049
1,359,253
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000 3.000
03/01/2049
11,704,351
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
5,000,000 4.000
05/01/2053
4,286,129
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series C Subseries C-1
(Aa1/AAA)
4,575,000 5.250
05/01/2049
4,761,291
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000 0.000
(f)
06/01/2060
8,026,596
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
6,250,000 5.150
(d)
11/15/2034
6,250,379
21,095,000 5.375
(d)
11/15/2040
21,094,135
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
29,525,000 7.250
(d)
11/15/2044
29,543,843
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
45,655,000 5.000
(d)
11/15/2044
44,615,586
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
10,585,000 3.000
11/15/2051
7,262,361
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
1,350,000 2.625
09/15/2069
1,241,253
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,430,000 2.800
09/15/2069
1,303,795
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
150,000 3.560
07/01/2026
148,120
150,000 3.670
07/01/2027
146,846
60,000 3.760
07/01/2028
58,225
300,000 3.820
07/01/2029
288,055
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
715,000 4.000
07/01/2031
680,330
870,000 4.000
07/01/2032
815,639
925,000 4.000
07/01/2033
853,851
845,000 4.000
07/01/2035
751,684
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B3/B-)
$ 3,425,000 4.000%
07/01/2045
$ 2,784,926
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
3,160,000 4.000
09/01/2045
2,674,927
2,325,000 4.000
09/01/2050
1,871,037
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (AGM) (A1/AA)
10,580,000 3.000
09/01/2050
7,342,456
New York State Dormitory Authority Revenues Non State
Supported Debt Series 2022 1- A (NR/AA-)
8,000,000 4.000
07/01/2051
7,024,647
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000 2.875
(a)(b)(d)
12/01/2044
1,580,158
New York State Environmental Facilities Corporation Solid Waste
Disposal RB for Casella Waste Systems, Inc. Project Series
2020R-2 (B1/B+)
2,475,000 5.125
(a)(b)(d)
09/01/2050
2,545,956
New York State Thruway Authority General RB Series P (Aa3/A+)
1,100,000 5.000
01/01/2049
1,119,381
1,000,000 5.250
01/01/2054
1,035,507
New York State Thruway Authority New York State Personal
Income Tax Revenue Green Bonds, Series 2022C
(Climate Bond Certified) (NR/AA+)
5,000,000 5.000
03/15/2054
5,057,435
New York State Urban Development Corp. Sales Tax RB Series
2023A (Aa1/NR)
12,875,000 5.000
03/15/2052
13,047,839
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
1,000,000 5.000
03/15/2058
1,009,297
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
975,000 4.000
12/01/2040
927,902
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
1,315,000 5.000
01/01/2031
1,341,686
2,850,000 5.000
01/01/2033
2,895,930
2,075,000 5.000
01/01/2034
2,103,306
10,465,000 4.000
01/01/2036
9,814,118
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
7,150,000 5.000
01/01/2036
7,206,741
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
9,000,000 4.000
10/01/2030
8,843,695
2,390,000 5.000
10/01/2035
2,429,319
18,165,000 5.000
10/01/2040
18,065,886
5,405,000 4.375
10/01/2045
4,819,540
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000 4.000
04/30/2053
7,962,883

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
$ 7,590,000 5.000%
07/01/2041
$ 7,590,218
8,500,000 5.000
07/01/2046
8,229,426
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
22,935,000 5.250
01/01/2050
22,595,917
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000 4.000
07/01/2046
8,329,201
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
11,825,000 6.000
06/30/2054
12,215,136
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
1,115,000 5.500
06/30/2054
1,122,190
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project Green Bonds (Baa3/NR)
17,250,000 5.000
06/30/2060
16,194,271
New York Transportation Development Corp. Special Facility RB
for Laguardia Airport Terminal B Redevelopment Project
Series 2016 A (AMT) (Baa2/NR)
2,500,000 4.000
07/01/2041
2,211,571
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
6,475,000 5.000
08/01/2031
6,475,034
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
6,485,000 5.250
08/01/2031
6,628,704
9,565,000 5.375
08/01/2036
9,753,238
New York Transportation Development Corporation Special
Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia
Airport Terminals C&D Redevelopment Project) (Baa2/BBB-)
1,875,000 5.625
04/01/2040
1,927,027
New York Transportation Development
Corporation Special Facilities RB, Series 2023
17,110,000 5.375
06/30/2060
16,777,724
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B3/B-)
2,650,000 5.000
07/01/2052
2,440,341
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
420,000 4.000
12/01/2032
425,628
710,000 4.000
12/01/2033
716,400
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
910,000 4.000
12/01/2038
876,583
1,470,000 3.000
12/01/2039
1,175,016
980,000 3.000
12/01/2040
763,105
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
$ 780,000 4.000%
07/01/2039
$ 623,611
4,835,000 3.000
07/01/2044
2,964,601
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
2,300,000 6.000
(d)
09/01/2043
2,419,487
Onondaga Civic Development Corp. New York Tax-Exempt RR
Bonds Crouse Health Hospital Inc. Project Series 2024A
(NR/NR)
350,000 5.000
08/01/2031
339,930
325,000 5.000
08/01/2032
312,582
385,000 5.000
08/01/2033
366,107
900,000 5.125
08/01/2044
729,149
900,000 5.375
08/01/2054
708,885
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,850,000 5.250
08/01/2047
1,878,272
2,300,000 5.500
08/01/2052
2,367,145
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,510,000 4.250
05/01/2052
5,703,227
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO
RB Series 2024 (NR/NR)
13,800,000 5.750
12/01/2044
14,107,072
13,800,000 6.000
12/01/2053
14,092,139
The Orange County Funding Corporation Tax-Exempt RB Mount
Saint Mary College Project Series 2012A (NR/NR)
670,000 5.000
07/01/2042
541,123
Town of Hempstead Local Development Corp. Education RB for
Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000 5.500
06/15/2057
5,048,392
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
5,750,000 5.500
07/01/2055
5,820,298
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000 4.250
05/15/2058
8,927,942
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
15,000,000 4.125
05/15/2064
12,924,645
Triborough Bridge and Tunnel Authority
13,000,000 5.000
05/15/2054
13,167,371
15,000,000 5.250
05/15/2064
15,460,115
Tsasc, Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds
Fiscal 2017 Series B (NR/NR)
3,750,000 5.000
06/01/2048
3,268,809
Westchester County Local Development Corp. RB Series 2016
(Caa1/BB+)
900,000 5.000
11/01/2033
898,410
1,415,000 5.000
11/01/2034
1,408,384
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (Caa1/BB+)
725,000 5.000
11/01/2030
725,082
5,845,000 5.000
11/01/2046
5,240,271

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Westchester County Local Development
Corporation RB, Series 2023
$ 900,000 6.250%
11/01/2052
$ 945,236
Western Regional off-Track Betting Corp. RB Refunding Series
2021 (NR/NR)
1,785,000 4.125
(d)
12/01/2041
1,545,075
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
475,000 5.000
10/15/2039
466,880
1,180,000 5.000
10/15/2049
1,079,046
1,225,000 5.000
10/15/2054
1,098,283
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
2,820,000 5.000
10/15/2040
2,774,121
1,325,000 5.000
10/15/2050
1,223,546
824,254,581
North Carolina - 0.4%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
4,565,000 5.500
07/01/2047
4,703,743
975,000 5.500
07/01/2052
1,001,555
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
6,740,000 5.250
07/01/2053
6,803,018
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
3,345,000 5.000
12/31/2037
3,346,383
North Carolina Department of Transportation Tax Exempt Private
Activity RB Series 2015 (NR/NR)
5,000,000 5.000
06/30/2054
4,793,627
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
365,000 4.000
09/01/2046
293,682
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
1,000,000 4.000
03/01/2041
884,976
6,025,000 4.000
03/01/2051
4,709,655
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,400,000 5.000
10/01/2045
1,283,206
3,260,000 5.000
10/01/2050
2,891,306
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
2,000,000 3.000
07/01/2045
1,567,016
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000 4.000
07/01/2039
1,335,896
1,650,000 5.000
07/01/2039
1,633,132
1,035,000 4.000
07/01/2044
853,713
1,160,000 5.000
07/01/2044
1,092,530
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB  Series 2024A (NR/NR)
1,460,000 5.000
10/01/2049
1,416,508
2,745,000 5.125
10/01/2054
2,682,120
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Twin Lakes Community, Series 2025 A
(NR/NR)
$ 3,650,000 5.250%
01/01/2055
$ 3,552,978
44,845,044
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,925,000 3.000
12/01/2051
1,296,953
City of Horace North Dakota Refunding Improvement Bonds
Series 2024C (Baa3/NR)
1,350,000 5.000
05/01/2050
1,278,628
City of Horace North Dakota Temporary Refunding Improvement
Bonds Series 2024B (Baa3/NR)
2,250,000 4.850
08/01/2026
2,250,976
4,826,557
Ohio - 3.9%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
155,255,000 5.000
06/01/2055
132,359,017
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
8,200,000 3.000
06/01/2048
5,721,987
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
336,480,000 0.000
(f)
06/01/2057
31,215,014
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
3,330,000 4.000
06/01/2048
2,759,029
Centerville Ohio Health Care RB Refunding and Improvement for
Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000 5.250
11/01/2037
2,340,845
1,000,000 5.250
11/01/2047
884,492
2,320,000 5.250
11/01/2050
2,022,510
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB)
22,500,000 5.375
09/15/2027
22,511,288
Cleveland-Cuyahoga County Port Authority Tax Allocation for
Flats East Bank TIF District Series 2021 B (NR/NR)
2,490,000 4.500
(d)
12/01/2055
1,986,923
Cleveland-Cuyahoga County Port Authority Tax Allocation
Refunding for Flats East Bank TIF District Series 2021 A
(NR/BB)
1,340,000 4.000
(d)
12/01/2055
1,013,609
Cleveland-Cuyahoga County Port Authority Tax-Exempt Refunding
and Improvement Lease RB for Constellation Schools Project
Series 2024A (NR/NR)
1,600,000 5.875
(d)
01/01/2049
1,549,030
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
6,425,000 7.000
(d)
07/01/2053
6,274,020

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
$ 1,350,000 5.000%
05/15/2032
$ 1,343,220
2,775,000 5.375
05/15/2037
2,738,389
3,910,000 5.500
05/15/2042
3,706,258
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
2,400,000 4.000
09/01/2040
2,033,057
825,000 4.000
09/01/2045
650,429
1,075,000 5.000
09/01/2049
971,976
County of Franklin Health Care Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
4,600,000 5.250
07/01/2041
4,615,624
12,065,000 5.500
07/01/2041
12,340,971
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
12,845,000 5.250
11/15/2055
11,235,522
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2015B (Ba1/BB)
1,470,000 4.000
11/15/2045
1,189,074
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba1/BB)
50,060,000 5.250
11/15/2048
48,201,457
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000 5.500
11/01/2059
4,335,744
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
9,110,000 5.250
02/15/2047
8,766,928
3,450,000 5.000
02/15/2057
3,181,196
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
19,500,000 8.223
02/15/2040
21,597,734
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
7,520,000 5.000
02/15/2042
7,251,599
7,500,000 4.750
02/15/2047
6,819,083
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000 5.000
12/01/2051
11,885,599
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR)
2,000,000 5.000
01/01/2042
1,967,202
1,610,000 5.000
01/01/2046
1,532,233
Muskingum County Hospital Facilities RB Refunding for Genesis
Healthcare System Project Series 2013 (Ba2/BB+)
10,050,000 5.000
02/15/2048
9,387,087
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
450,000 3.000
12/01/2040
348,002
200,000 4.000
12/01/2045
167,987
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
10,610,000 4.500
(d)
01/15/2048
9,572,429
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
1,635,000 3.750
(d)
01/15/2028
1,635,481
6,055,000 4.250
(d)
01/15/2038
5,817,993
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
$ 4,790,000 5.000%
12/01/2050
$ 4,319,883
Ohio Housing Finance Agency Multifamily Housing RB Haven'S
Edge Apartments Project Series 2025A (NR/NR)
1,425,000 5.700
(d)
08/01/2043
1,441,734
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000 5.000
01/15/2050
10,042,016
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
1,075,000 5.000
(d)
12/01/2033
1,075,092
2,085,000 5.000
(d)
12/01/2038
1,976,612
5,000,000 5.000
(d)
12/01/2048
4,366,910
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A3/A)
2,000,000 3.000
01/15/2045
1,450,110
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
2,750,000 4.375
(a)(b)
06/15/2056
2,711,010
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
2,000,000 5.125
12/01/2055
1,839,059
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
1,995,000 4.250
(d)
12/01/2050
1,789,900
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000 5.000
12/01/2046
3,842,151
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,800,000 6.000
09/01/2047
1,810,094
3,225,000 6.000
09/01/2052
3,218,879
State of Ohio Hospital RB for University Hospital Health System
Series 2021A (A3/A)
22,915,000 4.000
01/15/2046
19,503,988
State of Ohio Hospital RB Series 2020A (A3/A)
3,000,000 4.000
01/15/2050
2,470,827
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
1,475,000 4.000
01/01/2043
1,250,209
950,000 4.000
01/01/2046
770,021
1,115,000 4.000
01/01/2051
873,229
2,520,000 4.000
01/01/2057
1,912,700
460,594,462
Oklahoma - 0.9%
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Caa2/CCC)
1,075,000 4.000
09/01/2045
775,116
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba2/BB)
31,935,000 5.500
08/15/2057
31,256,752
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000 4.000
08/15/2052
2,028,691
2,000,000 4.125
08/15/2057
1,704,522
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba2/BB)
2,050,000 5.250
08/15/2048
1,979,481
8,005,000 5.500
08/15/2052
7,896,944

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Water Resources Board Revolving Fund RB for
Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
$ 1,000,000 4.000%
04/01/2048
$ 880,766
4,000,000 4.125
04/01/2053
3,507,172
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
14,425,000 6.250
12/01/2035
15,932,938
4,625,000 6.250
12/01/2040
5,018,909
Tulsa Authority for Economic Opportunity Increment District
No. 8 Tax Allocation for Santa Fe Square Project Series 2021
(NR/NR)
7,130,000 4.375
(d)
12/01/2041
6,287,449
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000 5.500
12/01/2035
4,680,060
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
25,675,000 5.500
12/01/2035
25,675,331
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
2,725,000 6.750
05/01/2040
2,732,455
110,356,586
Oregon - 0.1%
Asante Health System Obligated Group The Hospital Facilities
Authority of The City of Medford Oregon Revenue
and Refunding Bonds Asante Projects, Series 2020A
(AG) (NR/AA)
900,000 3.000
08/15/2050
626,765
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000 5.250
11/15/2050
119,313
225,000 5.375
11/15/2055
206,395
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for
Samaritan Health Services Project 2020 Series A (NR/BBB+)
270,000 5.000
10/01/2028
281,793
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000 4.000
07/01/2047
2,073,183
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,175,000 5.250
08/01/2054
5,015,455
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,825,000 5.000
11/15/2051
1,477,533
9,800,437
Pennsylvania - 3.1%
Adams County General Authority Gettysburg College  RB, Series
of 2025 (A3/A)
5,425,000 5.000
08/15/2050
5,280,071
Allegheny County Airport Authority Airport RB Series 2021A
(AMT) (A2/NR)
3,000,000 5.000
01/01/2056
2,895,315
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
32,000,000 4.000
04/01/2044
27,999,133
Allegheny County IDA Penn Hills Charter School of
Entrepeneurship Series A (NR/BB)
1,125,000 4.000
06/15/2041
933,066
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County IDA Penn Hills Charter School of
Entrepeneurship Series A (NR/BB) – (continued)
$ 975,000 4.000%
06/15/2051
$ 726,544
1,070,000 4.000
06/15/2056
772,847
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
3,150,000 5.125
05/01/2030
3,309,823
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB Series 2024A (NR/NR)
1,175,000 5.250
(d)
05/01/2042
1,139,680
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB for City Center Project Series
2022 (NR/NR)
5,875,000 5.250
(d)
05/01/2042
5,806,115
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB Series 2024B (NR/NR)
2,900,000 6.000
(d)
05/01/2042
2,922,265
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba3/NR)
7,455,000 5.000
(d)
05/01/2042
7,316,535
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
100,000 5.000
(d)
05/01/2027
102,391
1,400,000 5.000
(d)
05/01/2032
1,421,034
15,735,000 5.000
(d)
05/01/2042
15,321,977
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
1,000,000 5.000
(d)
05/01/2033
1,021,085
3,000,000 5.000
(d)
05/01/2042
2,924,529
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/B+)
11,200,000 4.000
07/01/2051
8,695,568
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/B+)
4,005,000 5.000
07/01/2054
3,682,523
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000 5.000
10/01/2037
1,260,641
Cheltenham Township IDA Arcadia University RB Series of 2024
(NR/BBB-)
5,100,000 5.000
04/01/2044
4,668,012
1,800,000 5.750
04/01/2054
1,680,536
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
2,850,000 6.000
(d)
10/15/2052
2,835,582
Chester County IDA Student Housing RB for University Student
Housing, LLC Project West Chester University Series 2013 A
(Ba2/NR)
500,000 5.000
08/01/2035
490,644
1,000,000 5.000
08/01/2045
895,337
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (Aa3/AA)
2,325,000 4.000
06/01/2039
2,172,036

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Cumberland County Municipal Authority RB Diakon Lutheran
Social Ministries Series 2015 (NR/NR)
$ 505,000 5.000%
01/01/2038
$ 501,659
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/B-)
5,100,000 5.875
(d)
10/15/2040
3,936,438
17,325,000 6.250
(d)
10/15/2053
12,498,818
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/B-)
950,000 5.000
(d)
10/15/2034
762,333
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000 5.375
(d)
07/01/2039
2,519,452
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (A3/AA)
555,000 5.000
07/01/2027
555,683
1,000,000 5.000
07/01/2028
1,001,244
Doylestown Hospital Authority RB Series 2016A (A3/AA)
445,000 5.000
07/01/2041
445,986
1,620,000 4.000
07/01/2045
1,407,669
1,340,000 5.000
07/01/2046
1,315,790
Doylestown Hospital Authority RB Series 2016A (A3/NR)
180,000 4.000
(c)
07/01/2029
186,335
Doylestown Hospital Authority RB Series 2019A (NR/NR)
415,000 5.000
(c)
07/01/2026
422,902
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000 5.000
12/01/2043
981,558
900,000 5.000
12/01/2048
772,614
1,750,000 5.000
12/01/2053
1,455,019
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (NR/AA-)
(3M USD SOFR + 0.77%)
52,950,000 0.907
(g)(i)
05/01/2037
49,560,437
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
750,000 5.000
03/01/2045
628,523
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2025 Luthercare Project Tax-Exempt (NR/NR)
1,150,000 5.000
12/01/2055
1,072,323
Latrobe Industrial Development Authority RB for Seton Hill
University Series of 2021 (NR/BBB-)
285,000 5.000
03/01/2032
293,492
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
450,000 4.000
03/01/2035
417,975
465,000 4.000
03/01/2036
424,688
275,000 4.000
03/01/2037
247,157
335,000 4.000
03/01/2039
288,869
250,000 4.000
03/01/2040
210,383
250,000 4.000
03/01/2041
205,809
625,000 4.000
03/01/2046
484,546
675,000 4.000
03/01/2051
504,420
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
4,060,000 5.250
07/01/2044
3,699,168
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Mercer County Industrial Development Authority College RB for
Thiel College Project Series 2020 (NR/NR)
$ 4,050,000 6.125%
(d)
10/01/2050
$ 2,868,481
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
2,075,000 5.000
07/01/2031
2,118,009
Montgomery County Industrial Development Authority Retirement
Communities RB Acts Retirement-Life Communities Inc
Obligated Group Series 2025A (NR/NR)
1,500,000 5.000
11/15/2055
1,415,668
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,900,000 5.000
11/01/2044
1,678,870
2,100,000 5.000
11/01/2049
1,780,854
Northeastern Pennsylvania Hospital & Education Authority RB for
King's College Project Series 2019 (NR/BBB)
2,145,000 5.000
05/01/2044
1,969,820
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009B (B2/B)
3,675,000 5.250
(a)(b)
12/01/2038
3,699,782
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009C (B2/B)
6,450,000 5.250
(a)(b)
12/01/2037
6,502,861
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000 5.250
07/01/2049
1,853,094
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000 5.000
07/01/2042
2,774,276
2,300,000 5.250
07/01/2046
2,318,915
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
2,250,000 4.000
07/01/2046
1,892,488
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
1,375,000 5.250
06/30/2053
1,375,285
6,825,000 6.000
06/30/2061
7,147,335
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
4,874,092
Pennsylvania Higher Educational Facilities Authority La Salle
University RB Series 2012 (NR/BB-)
2,750,000 4.000
05/01/2032
2,241,787
2,695,000 5.000
05/01/2037
2,082,444
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD SOFR + 0.60%)
4,505,000 3.655
(i)
07/01/2027
4,453,461
(3M USD SOFR + 0.65%)
10,850,000 3.705
(i)
07/01/2039
9,996,307
Pennsylvania Higher Educational Facilities Authority RB for La
Salle University Series 2012 (NR/BB-)
5,645,000 5.000
05/01/2042
3,972,600

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Higher Educational Facilities Authority Student
Housing RB Refunding for University Properties, Inc. Student
Housing Project Series 2016 A (Baa3/NR)
$ 365,000 5.000%
07/01/2031
$ 363,662
400,000 5.000
07/01/2035
379,601
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
1,705,000 5.250
06/15/2052
1,579,433
Philadelphia Authority for Industrial Development Charter School
RB for Tacony Academy Charter School Project Series 2023
(NR/BB)
1,150,000 5.375
(d)
06/15/2038
1,130,818
1,600,000 5.500
(d)
06/15/2043
1,542,045
Philadelphia Authority for Industrial Development La Salle
University  RB, Series 2017 (NR/BB-)
100,000 3.500
05/01/2032
79,345
Philadelphia Authority For Industrial Development La Salle
University RB Series 2017 (NR/BB-)
3,480,000 4.000
05/01/2042
2,136,374
Philadelphia Authority For Industrial Development La Salle
University RB Series 2024 (NR/BB-)
23,260,000 6.250
(d)
05/01/2042
19,163,309
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
2,225,000 5.000
06/15/2050
1,888,697
Philadelphia Authority for Industrial Development RB for Mast
Community Charter School II Series 2020 A (NR/BBB)
310,000 5.000
08/01/2040
307,471
Philadelphia Authority for Industrial Development RB for MaST
Community Charter School II Series 2020 A (NR/BBB)
1,075,000 5.000
08/01/2050
1,021,673
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
3,000,000 5.000
07/01/2034
3,026,542
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
4,490,000 5.000
07/01/2032
4,553,447
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
1,435,000 5.000
11/15/2028
1,435,801
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
1,225,000 5.000
01/01/2038
1,219,384
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,102,796
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
555,000 5.000
10/01/2039
501,824
1,125,000 5.000
10/01/2049
919,894
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
8,998,000 7.000
06/30/2039
7,893,858
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
12,176,000 0.000
(g)
06/30/2044
8,791,535
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
$ 4,730,000 0.000%
(g)
06/30/2044
$ 2,687,504
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
4,387,000 8.000
06/30/2034
4,476,243
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
2,188,000 6.000
06/30/2034
2,315,403
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
28,161,000 5.000
06/30/2039
25,996,067
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022A (NR/NR)
4,485,000 6.250
(d)
07/01/2057
4,311,392
Washington County Redevelopment Authority RB Refunding for
Victory Center Tax Increment Financing Project Series 2018
(NR/BB)
765,000 5.000
07/01/2028
767,223
1,000,000 5.000
07/01/2035
981,466
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
1,475,000 4.000
07/01/2037
1,364,659
Westmoreland County Industrial Development Authority
Tax Exempt RB for Excela Health Project Series 2020A
(Baa2/NR) (Baa3/NR)
620,000 5.000
07/01/2028
642,552
362,671,026
Puerto Rico - 9.1%
GDB Debt Recovery Authority Bonds (NR/NR)
19,210,497 7.500
08/20/2040
18,399,870
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542 5.250
07/01/2038
3,920,473
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
4,325,000 5.000
(d)
07/01/2030
4,494,623
7,950,000 5.000
(d)
07/01/2035
8,167,076
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
9,270,000 5.000
(d)
07/01/2037
9,531,467
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
46,765,000 5.000
(d)
07/01/2047
45,383,899
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2021 C (NR/NR)
9,400,000 3.500
(d)
07/01/2026
9,081,428
9,400,000 3.750
(d)
07/01/2027
8,842,804
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
3,000,000 4.000
(d)
07/01/2042
2,608,419
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 A (NR/NR)
4,250,000 4.000
(d)
07/01/2042
3,699,628
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000 5.000
(d)
07/01/2037
1,060,561

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
$ 25,800,000 4.000%
(d)
07/01/2042
$ 22,405,938
Puerto Rico Commonwealth GO Bonds (NR/NR)
51,958,937 0.010
(b)(g)(j)
11/01/2043
31,954,746
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
29,091,055 0.010
(b)(g)(j)
11/01/2051
15,563,714
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
35,656,897 0.010
(b)(g)(j)
11/01/2051
22,508,416
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047 0.010
(b)(g)(j)
11/01/2051
661,460
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
811,379 5.625
07/01/2029
855,850
16,610,960 5.750
07/01/2031
17,916,997
61,106,206 0.000
(f)
07/01/2033
42,244,578
3,435,196 4.000
07/01/2033
3,351,476
7,201,113 4.000
07/01/2035
6,933,540
10,253,482 4.000
07/01/2037
9,769,035
19,508,950 4.000
07/01/2041
17,337,188
48,492,776 4.000
07/01/2046
41,432,989
Puerto Rico Electric Power Authority Power RB (NR/NR)
450,000 5.000 *
07/01/2021
245,812
455,000 5.000 *
07/01/2027
248,544
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
1,905,000 4.800 *
07/01/2029
1,040,606
37,760,000 5.000 *
07/01/2042
20,626,400
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
715,000 7.250 *
07/01/2030
390,569
6,760,000 7.000 *
07/01/2033
3,692,650
14,065,000 6.750 *
07/01/2036
7,683,006
6,190,000 7.000 *
07/01/2040
3,381,288
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950 10.000 *
07/01/2022
917,126
Puerto Rico Electric Power Authority Power RB Series A-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,319,375
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
1,160,000 5.250 *
07/01/2021
633,650
130,000 5.250 *
07/01/2023
71,013
550,000 5.250 *
07/01/2030
300,437
3,970,000 5.250 *
07/01/2031
2,168,613
Puerto Rico Electric Power Authority Power RB Series B-4
(NR/NR)
2,415,332 10.000 *
07/01/2019
1,319,375
Puerto Rico Electric Power Authority Power RB Series BBB
(NR/NR)
90,000 5.400 *
07/01/2028
49,163
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
1,315,000 5.000 *
07/01/2022
718,319
90,000 4.250 *
07/01/2023
49,162
60,000 4.500 *
07/01/2023
32,775
50,000 4.600 *
07/01/2024
27,313
210,000 4.625 *
07/01/2025
115,238
900,000 5.000 *
07/01/2025
493,875
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR) – (continued)
$ 25,000 5.000%*
07/01/2026
$ 13,656
10,000,000 5.250 *
07/01/2026
5,462,500
65,000 4.800 *
07/01/2027
35,506
2,425,000 5.250 *
07/01/2027
1,324,656
4,980,000 5.000 *
07/01/2028
2,720,325
Puerto Rico Electric Power Authority Power RB Series DDD
(NR/NR)
575,000 5.000 *
07/01/2020
314,094
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
5,036,850 10.000 *
01/01/2021
2,751,379
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
5,036,850 10.000 *
07/01/2021
2,751,379
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
1,678,950 10.000 *
01/01/2022
917,126
Puerto Rico Electric Power Authority Power RB Series EEE
(NR/NR)
1,175,000 5.950 *
07/01/2030
641,843
6,720,000 6.050 *
07/01/2032
3,670,800
115,000 6.250 *
07/01/2040
62,819
Puerto Rico Electric Power Authority Power RB Series SS
(NR/NR)
130,000 4.625 *
07/01/2030
71,013
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
300,000 4.200 *
07/01/2019
163,875
700,000 5.000 *
07/01/2025
384,125
9,895,000 5.000 *
07/01/2032
5,405,144
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
1,250,000 5.250
07/01/2032
1,242,830
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
2,000,000 5.500 *
07/01/2020
1,092,500
480,000 5.375 *
07/01/2022
262,200
1,100,000 5.250 *
07/01/2025
603,625
3,765,000 5.250 *
07/01/2033
2,056,631
18,715,000 5.500 *
07/01/2038
10,223,069
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
20,000 4.875 *
07/01/2027
10,925
44,005,000 5.250 *
07/01/2040
24,037,731
Puerto Rico Electric Power Authority Power RB Series YY
(NR/NR)
2,460,000 6.125 *
07/01/2040
1,343,775
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
65,000 3.700 *
07/01/2017
35,506
1,230,000 5.000 *
07/01/2017
671,888
145,000 4.250 *
07/01/2018
79,206
3,130,000 5.000 *
07/01/2019
1,709,763
260,000 4.250 *
07/01/2020
142,025
25,000 5.250 *
07/01/2020
13,656
80,000 4.375 *
07/01/2021
43,700
100,000 4.375 *
07/01/2022
54,625

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR) – (continued)
$ 65,000 5.000%*
07/01/2022
$ 35,506
190,000 4.500 *
07/01/2023
103,787
1,275,000 5.250 *
07/01/2024
696,469
135,000 4.625 *
07/01/2025
74,081
2,475,000 5.250 *
07/01/2026
1,351,969
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds Series DDD (NR/NR)
215,000 3.300 *
07/01/2019
117,444
80,000 3.500 *
07/01/2020
43,700
155,000 3.625 *
07/01/2021
84,669
60,000 3.750 *
07/01/2022
32,775
730,000 3.875 *
07/01/2023
398,762
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
52,372,000 3.568
(i)
07/01/2029
50,054,319
Puerto Rico Electric Power Authority RB Refunding Series 2010
ZZ (NR/NR)
126,000 5.000 *
07/01/2024
68,828
Puerto Rico Electric Power Authority RB Series 2010 AAA
(NR/NR)
1,489,000 5.250 *
07/01/2027
813,366
3,634,000 5.250 *
07/01/2028
1,985,073
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
5,135,000 5.000 *
07/01/2037
2,804,994
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
5,550,000 5.000 *
07/01/2028
3,031,688
Puerto Rico Industrial Tourist Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
2,185,000 6.250
01/01/2040
2,411,908
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Financing Authority Dock and Wharf RB
1,355,000 6.500
01/01/2042
1,503,808
6,400,000 6.750
01/01/2045
7,111,025
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
565,000 6.500
01/01/2041
626,567
820,000 6.500
01/01/2042
908,799
2,275,000 6.750
01/01/2046
2,514,686
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000 0.000
(f)
07/01/2029
9,387
4,301,000 0.000
(f)
07/01/2031
3,355,697
5,295,000 0.000
(f)
07/01/2033
3,763,749
378,936,000 0.000
(f)
07/01/2046
119,989,213
206,225,000 0.000
(f)
07/01/2051
47,853,026
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
103,671,000 4.329
07/01/2040
97,276,977
562,000 4.536
07/01/2053
488,213
16,660,000 4.784
07/01/2058
15,181,783
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
$ 3,939,000 4.500%
07/01/2034
$ 3,938,805
60,611,000 4.750
07/01/2053
55,723,766
191,732,000 5.000
07/01/2058
180,252,679
1,068,571,897
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
19,005,000 5.250
05/15/2054
18,829,500
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
10,000,000 4.125
05/15/2053
8,917,648
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000 4.600
10/01/2049
6,931,212
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds
Series 2007 B (NR/CCC-)
124,220,000 0.000
(f)
06/01/2052
19,392,953
Tobacco Settlement Financing Corporation Tobacco Settlement
Asset-Backed Bonds Series 2015B (NR/NR)
2,750,000 5.000
06/01/2050
2,722,434
56,793,747
South Carolina - 0.4%
Lancaster County Assessment RB for Edgewater Improvement
District Series 2003 A (NR/NR)
2,359,000 6.875
11/01/2035
2,360,625
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
900,000 5.125
(d)
06/15/2042
823,371
6,160,000 5.250
(d)
06/15/2052
5,403,098
5,615,000 5.250
(d)
06/15/2057
4,848,898
South Carolina Jobs-Economic Development Authority Educational
Facilities RB Polaris Tech Charter School Project Series 2022A
(Tax Exempt) (NR/NR)
1,660,000 4.625
(d)
06/15/2032
1,613,911
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
6,925,000 4.500
11/01/2054
6,315,927
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
1,820,000 5.500
11/01/2049
1,894,900
2,730,000 5.500
11/01/2050
2,837,135
South Carolina Jobs-Economic Development Authority Healthcare
RB for Beaufort Memorial Hospital & South of Broad
Healthcare Project Series 2024 (NR/BB)
2,525,000 5.750
11/15/2054
2,549,471
South Carolina Jobs-Economic Development Authority RB for
ACTS Retirement-Life Communities, Inc. Obligated Group
Series 2018 C (NR/NR)
1,135,000 5.000
11/15/2047
1,097,327

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
South Carolina Public Service Authority Revenue Obligations 2015
Tax Exempt Series E (NR/A-)
$ 5,000,000 5.250%
12/01/2055
$ 5,003,822
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (AGM) (A1/AA)
9,000,000 5.000
12/01/2052
9,008,470
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
2,000,000 3.000
04/15/2049
1,440,932
State of South Carolina Public Service Authority Revenue
Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000 4.000
12/01/2052
4,356,361
49,554,248
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
1,050,000 4.000
08/01/2056
786,458
1,450,000 4.000
08/01/2061
1,058,800
1,845,258
Tennessee - 0.4%
City of Chattanooga Health, Educational & Housing Board RB for
Commonspirit Health Series 2019A-2 (A3/A-)
4,750,000 5.000
08/01/2049
4,661,016
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,230,000 4.000
07/01/2040
1,109,127
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
2,000,000 5.500
07/01/2059
2,041,404
4,000,000 5.000
07/01/2064
3,892,573
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment RB Series 2021A
(NR/NR)
1,150,000 4.000
(d)
06/01/2051
936,502
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment Revenue Capital
Appreciation Bonds Series 2021B (NR/NR)
2,705,000 0.000
(d)(f)
06/01/2043
1,053,311
Memphis-Shelby County Industrial Development Board Tax
Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000 4.750
07/01/2027
90,971
4,100,000 5.625
01/01/2046
2,685,895
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
335,000 5.000
10/01/2029
343,592
410,000 5.000
10/01/2039
412,065
500,000 5.000
10/01/2048
473,384
Metropolitan Nashville Airport Authority Airport Subordinate RB
Series 2022B (AMT) (A2/NR)
1,950,000 5.000
07/01/2054
1,906,446
Metropolitan Nashville Airport Authority Subordinate Airport  RB,
Series 2019B (AMT) (A2/NR)
5,000,000 5.000
07/01/2049
4,906,125
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000 5.125
(d)
06/01/2036
855,684
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
The Health, Educational and Housing Facility Board of The County
of Shelby Tennessee Student Housing RB Madrone Memphis
Student Housing I LLC - University of Memphis Project Series
2024A-1 (NR/BB+)
$ 900,000 5.000%
(d)
06/01/2044
$ 848,853
2,025,000 5.250
(d)
06/01/2056
1,867,622
The Metropolitan Government of Nashville and Davidson
County Tennessee Water and Sewer Revenue Refunding and
Improvement Bonds, Series 2025 (Aa2/AA)
9,300,000 5.000
07/01/2050
9,529,161
6,000,000 5.250
07/01/2055
6,222,014
43,835,745
Texas - 8.8%
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
400,000 4.625
(d)
09/01/2028
403,051
2,340,000 5.125
(d)
09/01/2038
2,314,891
2,580,000 5.250
(d)
09/01/2047
2,480,202
Arlington Higher Education Finance Corp. Education RB for Basis
Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000 4.875
(d)
06/15/2054
867,395
900,000 4.875
(d)
06/15/2059
792,667
1,100,000 5.000
(d)
06/15/2064
978,424
Arlington Higher Education Finance Corp. Education RB for Great
Hearts America - Texas Series 2024A (Baa3/NR)
1,100,000 5.000
08/15/2054
999,938
Arlington Higher Education Finance Corp. Education RB for
Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000 4.000
02/15/2054
8,899,046
Arlington Higher Education Finance Corp. Education RB for
Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000 6.750
(d)
02/15/2062
5,389,701
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,495,000 5.625
08/15/2052
1,143,675
1,780,000 5.750
08/15/2057
1,361,700
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
305,000 4.000
08/15/2036
273,481
560,000 4.000
08/15/2041
461,189
810,000 4.000
08/15/2046
635,700
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000 5.000
01/01/2029
1,492,647
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RR Bonds, Series 2017A (NR/BB+)
450,000 5.000
01/01/2032
452,408
450,000 5.000
01/01/2033
451,755
Bastrop County Special Assessment for Double Eagle Ranch
Public Improvement District Area One Project RB Series 2023
(NR/NR)
900,000 5.375
(d)
09/01/2053
851,695
Bastrop County, Special Assessment RB, Series 2024 Double Eagle
Ranch Public Improvement District Improvement Area #2
Project (NR/NR)
505,000 5.250
09/01/2044
484,158
675,000 5.500
09/01/2054
641,660

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Board of Managers, Joint Guadalupe County - City of Seguin
Hospital Mortgage Improvement RB Refunding Bonds Series
2015 (NR/BB)
$ 3,575,000 5.250%
12/01/2035
$ 3,578,082
2,435,000 5.000
12/01/2040
2,309,755
Brazoria County Industrial Development Corp. Solid Waste
Disposal Facilities RB for Aleon Renewable Metals Project
(NR/NR)
6,600,000 10.000
(a)(b)(d)(g)
06/01/2042
4,950,000
Caddo Mills Independent School District Unlimited Tax School
Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000 4.250
02/15/2053
4,524,537
Cedar Bayou Navigation District Special Assessment Series 2020
(NR/NR)
9,415,000 6.000
09/15/2051
7,636,633
Celina Independent School District Unlimited Tax School Building
Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
10,000,000 4.000
02/15/2053
8,610,989
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A3/A+)
3,670,000 3.000
01/01/2046
2,734,607
City of Alvarado Texas A Municipal Corporation of The State of
Texas Located in Johnson County Special Assessment  RB,
Series 2025 (NR/NR)
720,000 5.750
(d)
09/01/2045
721,287
760,000 6.000
(d)
09/01/2054
761,163
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
2,190,000 6.500
(d)
09/01/2048
2,220,078
City of Anna Special Assessment RB for Anacapri Public
Improvement District Improvement Area 1 Project, Series 2023
(NR/NR)
2,300,000 7.375
(d)
09/15/2052
2,460,834
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,931,000 6.000
(d)
09/01/2052
1,890,506
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
450,000 5.500
(d)
09/15/2044
434,659
City of Anna Special Assessment RB for The Woods at Lindsey
Place Public Improvement District Improvement Area #1
Project Series 2023 (NR/NR)
1,375,000 5.875
(d)
09/15/2053
1,387,120
City of Anna Texas A Municipal Corporation of The State of Texas
Located in Collin County Special Assessment RB Series 2024
(NR/NR)
1,100,000 5.750
(d)
09/15/2054
1,032,764
City of Aubrey Special Assessment for Aubrey Public Improvement
District No. 1 RB Series 2023 (NR/NR)
1,425,000 5.875
(d)
09/01/2043
1,407,171
1,475,000 6.000
(d)
09/01/2053
1,446,980
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
1,620,000 6.000
(d)
09/01/2045
1,664,318
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located In Denton County Special Assessment RB Series 2025
(NR/NR)
2,000,000 5.625
(d)
12/31/2055
1,860,411
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(Duck Point Public Improvement District) (NR/NR)
$ 1,000,000 5.375%
(d)
12/31/2045
$ 937,060
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
4,150,000 5.125
(d)
11/01/2033
4,079,255
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Improvement Area #3 Series 2024
(NR/NR)
650,000 5.250
(d)
11/01/2053
603,566
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
1,170,000 5.500
(d)
11/01/2051
1,149,641
City of Balch Springs Texas Special Assessment  RB, Series 2025
(NR/NR)
1,175,000 5.875
(d)
09/15/2054
1,181,714
City of Bastrop Texas A Municipal Corp. of The State of Texas
Located In Bastrop County Special Assessment RB Series
2025 (NR/NR)
1,003,000 5.625
(d)
09/01/2055
970,602
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000 4.750
(d)
09/01/2031
544,683
1,540,000 5.000
(d)
09/01/2041
1,405,059
1,907,000 5.250
(d)
09/01/2051
1,736,891
City of Blue Ridge, Texas Special Assessment  RB, Series 2025
(NR/NR)
512,000 5.625
(d)
09/15/2045
511,454
681,000 5.875
(d)
09/15/2055
681,427
City of Boyd Texas, A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
566,000 5.625
(d)
09/15/2045
567,860
City of Boyd, Texas A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
902,000 5.875
(d)
09/15/2055
907,816
City of Buda Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2025
(NR/NR)
5,000,000 6.625
(d)
09/01/2045
4,797,925
2,750,000 6.000
(d)
09/01/2055
2,584,846
5,000,000 6.750
(d)
09/01/2055
4,721,687
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
430,000 3.750
(d)
09/01/2040
359,015
1,451,000 4.000
(d)
09/01/2050
1,103,134
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000 4.250
(d)
09/01/2041
385,722
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
1,021,000 5.000
(d)
09/01/2051
906,089
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
1,624,000 6.000
(d)
09/01/2053
1,569,960

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Cross Creek Meadows
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
$ 2,105,000 5.500%
(d)
09/01/2053
$ 1,992,088
1,424,000 6.125
(d)
09/01/2053
1,387,186
City of Celina Special Assessment RB for Harper Estates Public
Improvement District Project Series 2023 (NR/NR)
6,576,000 6.750
(d)
09/01/2052
6,361,680
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
812,000 3.375
(d)
09/01/2042
597,454
3,549,000 4.000
(d)
09/01/2052
2,645,550
City of Celina Special Assessment RB for Mosaic Public
Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000 5.125
(d)
09/01/2043
1,154,029
1,676,000 5.500
(d)
09/01/2053
1,586,099
City of Celina Special Assessment RB for Parks at Wilson Creek
Series 2021 (NR/NR)
67,000 2.750
(d)
09/01/2026
65,717
152,000 3.500
(d)
09/01/2026
150,285
240,000 3.250
(d)
09/01/2031
222,331
446,000 4.000
(d)
09/01/2031
428,149
1,134,000 3.500
(d)
09/01/2041
892,654
959,000 4.250
(d)
09/01/2041
822,016
1,916,000 4.000
(d)
09/01/2051
1,440,999
1,410,000 4.500
(d)
09/01/2051
1,160,673
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
1,604,000 6.500
(d)
09/01/2043
1,562,506
2,100,000 6.750
(d)
09/01/2053
2,040,080
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
701,000 6.250
(d)
09/01/2042
687,139
1,365,000 5.750
(d)
09/01/2052
1,323,112
1,175,000 6.500
(d)
09/01/2052
1,148,631
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,215,000 5.625
(d)
09/01/2052
1,157,442
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000 4.000
(d)
09/01/2043
741,845
933,000 4.125
(d)
09/01/2051
738,183
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
1,200,000 5.750
(d)
09/01/2054
1,166,115
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
400,000 5.500
(d)
09/01/2046
393,525
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
1,125,000 5.625
09/01/2038
1,142,375
1,686,000 5.750
09/01/2047
1,680,625
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Improvement Area #2
Project Series 2024 (NR/BBB-)
1,600,000 5.125
(d)
09/01/2044
1,498,159
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Improvement Area #2
Project Series 2024 (NR/BBB-) – (continued)
$ 2,300,000 5.500%
(d)
09/01/2054
$ 2,195,664
City of Celina Texas Municipal Corp. Special Assessment RB for
Mosaic Public Improvement District Phase #1B Project Series
2024 (NR/NR)
400,000 5.375
(d)
09/01/2053
374,836
City of Celina Texas Municipal Corp. Special Assessment RB for
North Sky Public Improvement District Improvement Area
#1B Project Series 2024 (NR/NR)
609,000 5.000
09/01/2044
558,083
436,000 5.250
09/01/2052
393,521
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#2-3 Project
Series 2019 (NR/NR)
2,330,000 4.250
(d)
09/01/2049
1,931,693
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#4 Project
Series 2020 (NR/NR)
1,760,000 4.125
(d)
09/01/2050
1,366,909
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
509,000 5.375
(d)
09/01/2045
485,707
400,000 5.500
(d)
09/01/2045
387,613
1,525,000 5.625
(d)
09/01/2055
1,447,799
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
175,000 4.750
(d)
09/01/2031
171,642
370,000 5.250
(d)
09/01/2041
363,085
500,000 5.500
(d)
09/01/2050
472,830
City of Corpus Christi Special Assessment RB for Whitecap Public
Improvement District No. 1 Improvement Area #1 Project
Series 2024 (NR/NR)
1,050,000 6.125
09/15/2044
1,005,286
1,825,000 6.500
09/15/2054
1,747,879
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
137,000 4.125
(d)
09/15/2026
136,383
261,000 4.750
(d)
09/15/2031
260,427
900,000 4.250
(d)
09/15/2041
797,173
500,000 5.000
(d)
09/15/2041
464,278
1,400,000 4.500
(d)
09/15/2051
1,190,434
650,000 5.250
(d)
09/15/2051
600,852
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
4,500,000 6.125
(d)
09/15/2052
4,563,603
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Single Family Residential Major
Improvement Project Series 2022 (NR/NR)
1,580,000 6.750
(d)
09/15/2052
1,623,262
City of Crandall Texas A Municipal Corp. of The State of Texas
Located In Kaufman County Special Assessment RB Series
2025 (NR/NR)
625,000 5.250
(d)
09/15/2045
591,946
1,275,000 5.500
(d)
09/15/2055
1,206,161
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022B (NR/NR)
1,325,000 5.750
(d)
09/01/2052
1,245,496

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024B (NR/NR)
$ 2,250,000 6.250%
(d)
09/01/2054
$ 2,116,762
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
1,413,000 5.250
(d)
09/01/2052
1,320,179
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
1,595,000 5.750
(d)
09/01/2054
1,491,569
City of Decatur, Texas, (A Municipal Corp. of The State of Texas
Located in Wise County) Special Assessment RB Series 2025
(Paloma Trails Public Improvement District Improvement Area
#1 Project) (NR/NR)
600,000 5.500
(d)
09/15/2045
570,259
1,300,000 5.750
(d)
09/15/2055
1,229,955
City of Decatur, Texas, (A Municipal Corp. of The State of Texas
Located in Wise County) Special Assessment RB Series
2025 (Paloma Trails Public Improvement District Major
Improvement Area Project) (NR/NR)
2,000,000 5.375
(d)
12/31/2045
2,015,385
765,000 6.375
(d)
09/15/2055
724,024
City of Decatur, Texas,
1,963,000 6.875
(d)
09/15/2054
1,952,931
City of Dorchester Texas Special Assessment RB Series 2024
(NR/NR)
950,000 6.000
(d)
09/15/2044
884,850
1,200,000 7.000
(d)
09/15/2044
1,145,619
1,350,000 6.250
(d)
09/15/2054
1,237,831
1,313,000 7.250
(d)
09/15/2054
1,239,430
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,219,000 5.500
(d)
09/01/2053
1,174,678
City of Dripping Springs Texas Special Assessment RB Series 2024
(NR/NR)
770,000 5.250
(d)
09/01/2054
704,199
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
3,571,000 4.000
(d)
09/01/2051
2,681,832
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
692,000 3.875
(d)
08/15/2040
572,714
994,000 4.125
(d)
08/15/2050
786,676
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
900,000 5.375
(d)
08/15/2044
856,008
1,350,000 5.750
(d)
08/15/2054
1,299,384
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
925,000 3.750
(d)
08/15/2041
750,860
1,656,000 4.000
(d)
08/15/2051
1,275,111
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
2,275,000 6.000
(d)
08/15/2052
2,257,161
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
$ 1,360,000 4.250%
(d)
08/15/2049
$ 1,127,899
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Series 2018 (NR/NR)
910,000 4.350
(d)
08/15/2039
828,650
1,920,000 4.500
(d)
08/15/2048
1,648,448
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
1,000,000 4.375
(d)
08/15/2052
846,254
City of Fate, Texas Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000 5.375
(d)
08/15/2053
1,253,826
City of Forney Special Assessment RB for Bellagio Public
Improvement District No. 1 RB Series 2023 (NR/NR)
7,112,000 6.500
(d)
09/15/2053
6,649,244
City of Friendswood Special Assessment RB for Friendswood
City Center Public Improvement District Initial Major
Improvements Project Series 2024 (NR/NR)
6,650,000 7.000
09/15/2054
6,428,820
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
961,000 4.125
(d)
09/15/2042
820,441
617,000 4.250
(d)
09/15/2047
506,004
City of Granbury Texas A Municipal Corporation of The State of
Texas Located in Hood County Special Assessment  RB, Series
2025 (NR/NR)
1,500,000 7.250
09/15/2045
1,504,789
3,627,000 7.500
09/15/2055
3,640,827
City of Gunter Texas A Municipal Corp. of
The State of Texas Located in Grayson
County Special Assessment RB Series 2025
1,677,000 5.750
(d)
09/15/2055
1,582,261
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
4,345,000 5.000
09/01/2047
4,039,447
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
1,390,000 4.500
09/01/2037
1,309,411
2,435,000 5.000
09/01/2044
2,296,293
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
2,235,000 4.500
09/01/2032
2,238,930
4,715,000 4.500
09/01/2038
4,399,665
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
1,852,000 4.000
(d)
09/01/2051
1,402,964
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000 4.375
(d)
09/01/2049
2,063,066
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba3/NR)
13,850,000 5.500
07/15/2038
14,245,319

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB)
$ 4,430,000 5.000%
07/15/2028
$ 4,452,799
City of Houston Airport System Special Facilities RB for United
Airlines, Inc. Terminal Improvement Projects Series 2024B
(AMT) (Ba3/NR)
1,000,000 5.500
07/15/2039
1,022,728
City of Houston Airport System Special Facilities Refunding RB
for United Airlines, Inc. Terminal Improvement Projects Series
2015B-1 (AMT) (NR/BB)
900,000 5.000
07/15/2030
899,992
City of Huntsville Special Assessment RB for The Reserves of
Huntsville Public Improvement District Series 2024 (NR/NR)
670,000 5.375
(d)
09/15/2044
652,666
642,000 5.625
(d)
09/15/2054
609,373
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
1,000,000 4.000
(d)
09/01/2056
740,260
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
2,491,000 4.000
(d)
09/01/2051
1,895,251
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
2,329,000 4.000
(d)
09/01/2056
1,756,480
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project , Series
2023 (NR/NR)
1,950,000 5.625
(d)
09/01/2058
1,915,698
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
824,000 5.375
(d)
09/01/2055
769,471
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
1,166,000 5.375
(d)
09/01/2060
1,083,088
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
1,978,000 4.000
(d)
09/01/2051
1,540,442
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
575,000 3.625
(d)
09/15/2041
461,403
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
620,000 6.000
(d)
09/15/2052
620,303
City of Kaufman Special Assessment RB Kaufman Public
Improvement District No. 3 Project Series 2024 (NR/NR)
1,325,000 5.250
(d)
09/15/2044
1,241,757
1,323,000 5.500
(d)
09/15/2054
1,219,457
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
2,050,000 5.250
(d)
09/01/2043
2,003,385
1,297,000 5.500
(d)
09/01/2047
1,279,736
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
700,000 3.750
(d)
09/01/2041
584,850
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
$ 1,405,000 4.625%
(d)
09/01/2039
$ 1,336,909
900,000 4.750
(d)
09/01/2044
818,275
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
1,310,000 3.625
(d)
09/01/2040
1,082,874
1,400,000 4.000
(d)
09/01/2046
1,121,040
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Project Series 2022 (NR/NR)
211,000 4.125
(d)
09/01/2027
211,201
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
1,225,000 4.875
(d)
09/01/2044
1,148,245
City of Kyle Special Assessment RB Porter Country Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
3,507,000 6.000
(d)
09/01/2053
3,359,014
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000 5.000
09/01/2042
1,805,457
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.750
(d)
09/01/2053
968,513
City of Kyle Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
541,000 5.375
(d)
09/01/2050
506,835
City of Kyle, Texas Special Assessment RB Limestone Creek
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,680,000 5.750
(d)
09/01/2053
1,613,860
City of Kyle, Texas Special Assessment RB Plum Creek North
Public Improvement District Improvement Area #2 Project for
Series 2024 (NR/NR)
523,000 5.000
(d)
09/01/2044
499,777
705,000 5.375
(d)
09/01/2054
682,812
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
2,000,000 6.000
(d)
09/01/2054
1,934,510
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
990,000 3.750
09/01/2042
799,912
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
500,000 5.000
(d)
09/15/2044
481,104
400,000 5.375
(d)
09/15/2052
379,999
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #2A-2B Project
Series 2024 (NR/NR)
616,000 5.125
(d)
09/15/2044
601,916
700,000 5.500
(d)
09/15/2054
672,923
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
565,000 4.250
(d)
09/15/2039
515,013
2,415,000 4.500
(d)
09/15/2049
2,078,580

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
$ 850,000 5.000%
(d)
09/15/2049
$ 777,243
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000 4.000
(d)
09/15/2042
1,791,524
900,000 4.375
(d)
09/15/2042
796,971
4,978,000 4.125
(d)
09/15/2052
3,866,241
1,396,000 4.500
(d)
09/15/2052
1,172,512
City of Lewisville, Texas, Special Assessment RB, Series 2023
(Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000 8.000
(d)
09/01/2053
1,529,213
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
1,890,000 4.000
(d)
09/01/2054
1,423,779
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
145,000 3.500
(d)
09/01/2027
141,453
275,000 3.875
(d)
09/01/2032
255,059
550,000 4.125
(d)
09/01/2042
459,037
900,000 4.375
(d)
09/01/2052
721,515
City of Lowry Crossing, Texas A Municipal Corporation of
The State of Texas Located in Collin County Special
Assessment  RB, Series 2025 (NR/NR)
1,477,000 6.000
(d)
09/15/2055
1,481,234
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
700,000 3.500
(d)
09/15/2041
531,694
1,630,000 4.125
(d)
09/15/2041
1,371,439
900,000 4.000
(d)
09/15/2051
678,627
1,125,000 4.375
(d)
09/15/2051
879,390
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
295,000 4.500
(d)
09/15/2040
268,301
525,000 4.625
(d)
09/15/2049
453,651
City of Manor Special Assessment RB for Manor Heights Public
Improvement District Improvement Area #3 Project Series
2023 (NR/NR)
597,000 5.500
(d)
09/15/2053
571,230
City of Manor Texas a Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
600,000 5.625
(d)
09/15/2054
582,375
City of Manor, Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment  RB,
Series 2025 (NR/NR)
1,745,000 7.000
(d)
09/15/2055
1,750,586
City of Marble Falls Texas Special Assessment RB Series 2024
(NR/NR)
904,000 6.375
(d)
09/01/2044
845,368
502,000 7.375
(d)
09/01/2044
483,127
1,100,000 6.625
(d)
09/01/2054
1,018,841
1,024,000 7.625
(d)
09/01/2054
980,199
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
110,000 4.125
(d)
09/01/2026
109,162
150,000 4.625
(d)
09/01/2031
143,087
900,000 4.125
(d)
09/01/2041
760,437
450,000 4.875
(d)
09/01/2041
411,339
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR) – (continued)
$ 1,370,000 4.375%
(d)
09/01/2051
$ 1,097,099
520,000 5.125
(d)
09/01/2051
465,025
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
780,000 4.250
(d)
09/15/2039
708,787
2,950,000 4.375
(d)
09/15/2049
2,483,370
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
585,000 3.625
(d)
09/15/2041
468,345
820,000 4.000
(d)
09/15/2051
622,796
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
2,430,000 5.750
(d)
09/15/2052
2,286,961
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
1,155,000 5.750
(d)
09/15/2039
1,182,370
2,055,000 6.000
(d)
09/15/2049
2,063,650
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
2,405,000 5.875
(d)
09/15/2039
2,474,151
5,200,000 5.125
(d)
09/15/2048
4,773,825
3,830,000 6.125
(d)
09/15/2048
3,844,391
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,475,000 5.500
(d)
09/01/2043
1,476,026
4,570,000 5.750
(d)
09/01/2053
4,568,401
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
452,000 5.375
(d)
09/01/2043
445,114
1,110,000 5.625
(d)
09/01/2053
1,087,343
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Project, Series
2023 (NR/NR)
916,000 5.625
(d)
09/01/2053
899,805
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-3 Projects Series
2024 (NR/NR)
506,000 5.000
(d)
09/01/2044
473,757
460,000 5.250
(d)
09/01/2053
427,347
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
55,000 4.125
(d)
09/15/2031
53,514
420,000 4.500
(d)
09/15/2041
377,411
1,540,000 4.125
(d)
09/15/2051
1,195,422
510,000 4.750
(d)
09/15/2051
439,803
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
2,310,000 5.375
(d)
09/15/2052
2,164,363

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
$ 1,300,000 6.125%
(d)
09/15/2052
$ 1,267,171
City of Mustang Ridge, Texas Special Assessment  RB, Series 2025
(NR/NR)
1,100,000 6.125
(d)
09/01/2055
1,106,996
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023
769,000 6.375
(d)
09/01/2053
783,925
City of New Braunfels Special Assessment RB for Solms Landing
Public Improvement Project Series 2021 (NR/NR)
141,000 3.625
(d)
09/01/2026
139,152
320,000 4.250
(d)
09/01/2031
301,127
782,000 4.500
(d)
09/01/2041
668,548
1,355,000 4.750
(d)
09/01/2051
1,144,603
City of New Braunfels Utility System RB Refunding Series 2024
(Aa1/NR)
17,500,000 4.000
07/01/2055
15,025,787
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
361,000 5.250
(d)
09/01/2040
353,126
355,000 5.625
(d)
09/01/2040
347,267
540,000 4.125
(d)
09/01/2049
437,525
932,000 5.375
(d)
09/01/2050
887,260
City of Oak Point A Municipal Corporation of The State of Texas
Located in Denton County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.625
(d)
09/15/2054
945,239
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
1,175,000 3.750
(d)
09/01/2040
977,792
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
1,320,000 4.125
(d)
09/01/2048
1,091,556
1,440,000 4.500
(d)
09/01/2048
1,264,804
City of Oak Point Texas Special Assessment RB Series 2024
(NR/NR)
900,000 5.250
(d)
09/15/2054
822,990
City of Peñitas, Texas Hidalgo County Certificates of Obligation,
Series 2025 (NR/NR)
375,000 5.000
09/01/2035
378,169
900,000 5.750
09/01/2045
888,254
1,640,000 6.000
09/01/2055
1,617,301
City of Pflugerville, Texas Special Assessment RB Series 2025
(NR/NR)
600,000 5.125
(d)
09/01/2045
556,907
725,000 5.375
(d)
09/01/2055
676,053
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa3/NR)
3,725,000 4.000
08/01/2049
3,269,597
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
600,000 5.500
(d)
09/15/2042
584,672
1,350,000 5.625
(d)
09/15/2052
1,256,847
1,928,000 6.125
(d)
09/15/2052
1,921,532
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
$ 550,000 5.500%
(d)
09/15/2042
$ 535,950
1,200,000 5.625
(d)
09/15/2052
1,117,197
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Improvement Area #1B Project Series
2023 (NR/NR)
926,000 5.625
(d)
09/15/2048
865,207
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
3,701,000 6.000
(d)
09/15/2052
3,627,844
1,480,000 6.500
(d)
09/15/2052
1,509,640
City of Pilot Point, Texas A Municipal Corporation of The State
of Texas Located in Denton, Grayson, and Cooke Counties
Special Assessment  RB, Series 2025 (NR/NR)
1,002,000 6.125
(d)
09/15/2045
1,014,924
1,861,000 6.375
(d)
09/15/2055
1,881,821
2,239,000 7.125
(d)
09/15/2055
2,262,283
City of Plano Special Assessment RB, Series 2023
1,285,000 7.500
(d)
09/15/2053
1,321,781
City of Plano Special Assessment RB, Series 2023
1,610,000 8.250
(d)
09/15/2043
1,651,893
2,575,000 8.500
(d)
09/15/2053
2,645,825
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000 4.375
(d)
09/01/2052
858,250
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2018 (NR/NR)
2,435,000 4.875
(d)
09/01/2048
2,207,679
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
126,000 3.875
(d)
09/01/2040
106,122
175,000 4.125
(d)
09/01/2050
141,648
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
400,000 4.875
09/01/2039
393,378
830,000 5.000
09/01/2049
776,745
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
398,000 4.000
(d)
09/01/2051
313,159
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project, Series
2023 (NR/NR)
1,041,000 5.250
(d)
09/01/2043
993,086
1,409,000 5.500
(d)
09/01/2053
1,340,842
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
700,000 5.125
(d)
09/01/2042
663,504
1,300,000 5.250
(d)
09/01/2052
1,212,911
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,225,000 7.000
(d)
09/01/2043
1,231,022
2,750,000 7.000
(d)
09/01/2053
2,738,946

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Sicily Public
Improvement District Major Improvement Area Project, Series
2023 (NR/NR)
$ 1,850,000 7.875%
(d)
09/01/2053
$ 1,864,397
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 2 Project Series
2024 (NR/NR)
782,000 5.250
(d)
09/01/2044
744,434
1,132,000 5.500
(d)
09/01/2054
1,056,662
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
2,205,000 4.500
(d)
09/01/2039
2,034,958
2,185,000 5.500
(d)
09/01/2039
2,189,712
2,140,000 5.750
(d)
09/01/2049
2,092,901
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
2,041,000 5.375
(d)
09/01/2053
1,907,266
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
2,050,000 5.250
(d)
09/01/2052
1,886,294
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
750,000 3.750
(d)
09/01/2040
623,436
1,250,000 4.000
(d)
09/01/2050
976,502
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
1,449,000 4.000
(d)
09/01/2051
1,097,676
City of Princeton Special Assessment RB for Windmore Public
Improvement District Improvement Area No. 1 Project Series
2024 (NR/NR)
361,000 5.125
(d)
09/01/2044
336,028
521,000 5.500
(d)
09/01/2054
489,735
City of Princeton Special Assessment RB Series 2024 (NR/NR)
713,000 5.000
(d)
09/01/2044
664,380
872,000 5.125
(d)
09/01/2044
806,902
1,100,000 5.375
(d)
09/01/2054
1,054,711
City of Princeton Special Assessment RB, Series 2023
1,284,000 6.375
(d)
09/01/2053
1,319,560
City of Princeton Texas A Municipal Corp. of The State of Texas
Located in Collin County Special Assessment RB Series 2025
1,000,000 5.625
(d)
09/01/2055
958,155
City of Princeton Texas A Municipal Corporation of The State
of Texas Located in Collin County Special Assessment  RB,
Series 2025 (NR/NR)
1,465,000 5.750
(d)
09/01/2045
1,461,246
1,656,000 6.000
(d)
09/01/2055
1,656,477
City of Princeton, Texas Special Assessment RB, Series 2025
Eastridge Public Improvement District Improvement Area No.
4 Project (NR/NR)
1,000,000 5.625
(d)
09/01/2055
958,155
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
809,000 3.375
(d)
09/15/2041
616,735
565,000 4.000
(d)
09/15/2051
432,249
City of Rockdale, Texas, Special Assessment RB, Series 2023
4,600,000 7.500
(d)
09/15/2054
4,662,376
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
$ 1,195,000 3.875%
(d)
09/15/2040
$ 1,000,047
1,750,000 4.125
(d)
09/15/2050
1,372,164
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
110,000 4.375
(d)
09/15/2030
106,879
500,000 4.125
(d)
09/15/2040
432,624
1,520,000 4.375
(d)
09/15/2050
1,243,771
600,000 5.125
(d)
09/15/2050
539,450
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
1,760,000 4.750
(d)
09/15/2049
1,558,058
City of Royse City Texas A Municipal Corp. of The State of
Texas Located in Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
920,000 5.500
(d)
09/15/2054
840,990
350,000 5.625
(d)
09/15/2054
324,512
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
900,000 5.875
(d)
09/15/2054
874,240
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
1,070,000 3.750
(d)
09/15/2040
879,813
1,490,000 4.000
(d)
09/15/2050
1,158,536
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
613,000 6.875
(d)
09/15/2042
655,954
1,350,000 7.000
(d)
09/15/2052
1,445,813
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
665,000 5.375
09/01/2040
659,668
1,500,000 5.625
09/01/2050
1,452,401
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
1,522,000 4.500
(d)
09/01/2051
1,254,636
City of San Marcos, Texas, Special Assessment RB, Series 2024
(Trace Public Improvement District) (NR/NR)
1,386,000 6.000
(d)
09/01/2048
1,321,190
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
1,877,000 6.000
(d)
09/15/2044
1,799,306
2,300,000 6.250
(d)
09/15/2054
2,177,614
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
3,675,000 7.000
(d)
09/15/2054
3,531,339
City of Seguin Texas A Political Subdivision of The State of Texas
Located In Guadalupe County Combination Tax and Limited
Pledge Revenue Certificates of Obligation Series 2024
(NR/AA)
1,715,000 4.250
09/01/2054
1,520,082
City of Shenandoah Special Assessment RB for Metropark Public
Improvement District Series 2018 (NR/NR)
685,000 5.000
09/01/2028
694,521
2,035,000 5.600
09/01/2038
2,050,177
2,470,000 5.700
09/01/2047
2,455,959

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Sinton Special Assessment RB Series 2022 (NR/NR)
$ 1,800,000 5.125%
(d)
09/01/2042
$ 1,687,287
1,150,000 5.250
(d)
09/01/2051
1,074,902
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Three, Series 2023
(NR/NR)
1,237,000 6.000
(d)
09/15/2053
1,242,239
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Two, Series 2023
(NR/NR)
1,000,000 5.750
(d)
09/15/2052
978,418
City of Tomball, Texas A Municipal Corporation of The State of
Texas Located in Harris County Special Assessment  RB,
Series 2025 (NR/NR)
500,000 5.750
(d)
09/15/2045
507,028
780,000 6.000
(d)
09/15/2053
790,884
City of TomballTexas A Municipal Corp. of The State of Texas
Located in Harris County Special Assessment RB Series 2025
984,000 5.250
(d)
09/15/2044
943,064
City of Uhland Special Assessment RB for Anderson Park Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
605,000 5.125
(d)
09/01/2044
567,836
850,000 5.500
(d)
09/01/2055
793,940
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
2,000,000 6.625
(d)
09/01/2052
2,036,895
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,171,000 5.500
(d)
08/15/2052
1,117,259
City of Wharton, Texas Special Assessment  RB, Series 2025
(NR/NR)
1,150,000 6.000
(d)(h)
09/15/2055
1,150,359
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,000,000 4.250
08/15/2053
4,384,459
Clifton Higher Education Finance Corporation Education RB Valor
Education Series 2024A (NR/NR)
300,000 5.000
(d)
06/15/2034
290,318
525,000 5.750
(d)
06/15/2044
490,716
700,000 6.000
(d)
06/15/2054
644,473
Club Municipal Management District No. 1 Special Assessment
RB for Improvement Area #3 Project Series 2024 (NR/NR)
951,000 5.100
(d)
09/01/2044
908,020
1,375,000 5.375
(d)
09/01/2055
1,312,077
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
1,175,000 4.000
10/01/2050
870,527
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (Aa3/NR)
625,000 4.000
10/01/2050
513,514
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
800,000 3.750
(d)
09/15/2040
662,163
1,185,000 4.000
(d)
09/15/2050
921,386
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
$ 985,000 4.500%
(d)
09/01/2041
$ 878,943
Dallas Independent School District A Political Subdivision of the
State of Texas Located In Dallas County, Texas Unlimited
Tax School Building and Refunding Bonds, Series 2025B
(PSF-GTD) (Aaa/NR)
32,000,000 4.000
02/15/2055
27,212,803
Denton County Junior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024B (NR/NR)
1,170,000 5.750
(d)
12/31/2044
1,114,351
1,825,000 6.125
(d)
12/31/2054
1,742,975
Denton County Senior Lien Special Assessment RB for Tabor
Ranch Public Improvement District Area #1 Project Series
2024A (NR/NR)
1,825,000 5.250
(d)
12/31/2044
1,734,676
2,907,000 5.625
(d)
12/31/2054
2,769,329
Denton County Special Assessment RB for Tabor Ranch Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
1,950,000 6.000
(d)
12/31/2044
1,880,018
3,050,000 6.250
(d)
12/31/2054
2,867,707
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
3,200,000 5.625
(d)
12/31/2055
3,228,114
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
2,750,000 5.875
(d)
12/31/2045
2,768,495
5,000,000 6.125
(d)
12/31/2055
5,035,140
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
350,000 4.000
(d)
08/15/2029
337,798
1,150,000 4.500
(d)
08/15/2035
1,059,276
875,000 5.000
(d)
08/15/2044
771,588
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000 4.750
05/01/2038
1,521,667
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000 4.750
11/01/2042
6,746,040
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
795,000 5.000
(d)
09/01/2027
795,618
895,000 5.000
(d)
09/01/2032
885,681
1,315,000 5.125
(d)
09/01/2037
1,259,606
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
7,500,000 5.800
10/01/2046
7,755,135
Greater Texoma Authority Contract RB for City of Sherman Project
Series 2023 (AGM) (NR/AA)
2,000,000 4.250
10/01/2053
1,754,065

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
$ 1,789,000 5.500%
(d)
09/15/2042
$ 1,737,588
3,204,000 5.750
(d)
09/15/2052
3,076,312
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
1,340,000 4.500
(d)
09/01/2039
1,229,132
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
595,000 3.750
09/01/2032
568,154
510,000 3.875
09/01/2037
457,864
930,000 4.000
09/01/2047
749,260
Hidalgo County Regional Mobility Authority Junior Lien toll and
Vehicle Registration Fee Revenue and Refunding Bonds Series
2022B (Baa3/BBB-)
6,105,000 0.000
(f)
12/01/2049
1,528,066
6,365,000 0.000
(f)
12/01/2050
1,496,149
6,760,000 0.000
(f)
12/01/2051
1,493,483
6,925,000 0.000
(f)
12/01/2052
1,435,230
7,155,000 0.000
(f)
12/01/2053
1,399,150
7,300,000 0.000
(f)
12/01/2054
1,346,684
Highland Park Independent School District UT School Building
Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000 4.000
02/15/2048
6,610,880
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
2,125,000 5.000
07/01/2027
2,133,880
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
3,850,000 5.000
07/15/2027
3,866,201
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
8,580,000 5.000
07/15/2027
8,616,105
Houston Airport System Special Facilities RB for Continental
Airlines, Inc. Terminal Improvement Projects Series 2011 A
(AMT) (Ba3/BB)
10,000,000 6.625
07/15/2038
10,023,229
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal E Project Series 2014 A
(AMT) (Ba3/BB)
9,250,000 5.000
07/01/2029
9,250,388
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal Improvement Projects Series
2015 B-1 (AMT) (NR/BB)
15,100,000 5.000
07/15/2035
15,098,931
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
1,585,000 4.000
10/01/2051
1,255,139
Joint Guadalupe County RB Refunding and Improvement Bonds
for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000 5.000
12/01/2045
1,803,789
Joshua Farms Municipal Management District No. 1 Special
Assessment RB for Improvement Areas #1-2 Project Series
2023 (NR/NR)
3,084,000 5.500
(d)
09/01/2053
2,930,744
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000 4.000
02/01/2053
4,470,612
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
$ 625,000 5.000%
(d)
09/01/2028
$ 633,660
1,170,000 5.375
(d)
09/01/2038
1,182,343
1,930,000 5.125
(d)
09/01/2047
1,884,899
1,500,000 5.500
(d)
09/01/2047
1,470,711
Karis Municipal Management District of Tarrant County
Assessment RB for Improvement Area #1 Series 2024
(NR/NR)
686,000 5.000
12/01/2044
633,574
763,000 5.250
12/01/2053
698,918
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
165,000 2.375
09/01/2031
142,163
165,000 2.375
09/01/2032
138,353
175,000 2.375
09/01/2033
142,599
175,000 2.500
09/01/2034
140,260
365,000 2.500
09/01/2036
275,637
385,000 2.625
09/01/2038
277,132
370,000 3.000
09/01/2041
258,174
520,000 3.000
09/01/2046
331,592
1,265,000 3.000
09/01/2051
750,603
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
2,040,000 4.500
09/01/2054
1,873,597
Lake Houston Redevelopment Authority RB Refunding for City of
Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000 2.500
09/01/2041
325,688
590,000 3.000
09/01/2044
411,403
650,000 3.000
09/01/2047
431,173
Lamar Consolidated Independent School District
2,500,000 5.500
02/15/2058
2,610,437
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,000,000 4.000
02/15/2049
876,943
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
3,065,000 4.250
05/01/2030
3,145,910
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
23,950,000 4.625
(d)
10/01/2031
23,983,279
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000 5.500
02/15/2040
673,270
1,325,000 5.250
02/15/2045
1,169,412
780,000 4.000
02/15/2051
544,867
Montgomery County Texas A Political Subdivision of the State of
Texas Special Assessment RB Series 2025 (NR/NR)
1,025,000 5.250
09/15/2045
989,874
1,625,000 5.500
09/15/2054
1,527,325
Montgomery County, Texas Special
Assessment Revenue Bonds, Series 2025
1,000,000 5.000
09/15/2043
1,000,487
2,200,000 5.000
09/15/2048
2,199,799
Montgomery CountyTexas Special Assessment RB Series 2025
(NR/NR)
710,000 5.375
09/15/2054
678,753

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
$ 2,850,000 4.000%
(d)
08/15/2046
$ 2,272,274
11,105,000 4.000
(d)
08/15/2056
8,201,280
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for Army Retirement Residence Foundation
Project Series 2022 (NR/BB+)
2,325,000 5.750
07/15/2052
2,238,278
3,055,000 6.000
07/15/2057
3,034,563
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
75,750,000 5.500
01/01/2057
69,944,300
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB Series 2021B (NR/NR)
8,675,000 7.000
01/01/2057
5,638,750
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
1,130,000 5.000
(d)
08/15/2039
1,098,559
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB Series 2020A (B3/NR)
3,825,000 5.000
07/01/2040
2,884,891
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
2,765,000 5.250
01/01/2042
2,664,911
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Bella Vida Forefront Living Project
Series 2025B-3 (NR/NR)
1,100,000 4.250
10/01/2030
1,101,157
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
1,395,000 4.000
(d)
09/15/2041
1,173,778
North Texas tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
11,955,000 3.000
01/01/2046
8,654,865
Northside Independent School District UT School Building and
Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000 4.000
08/15/2048
2,045,544
5,310,000 4.125
08/15/2053
4,680,341
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
2,070,000 4.000
08/15/2045
1,885,731
Pilot Point, Texas Special Assessmentt RB, Bryson Ranch Public
Improvement District 2025 (NR/NR)
650,000 6.125
(d)
09/15/2045
658,384
1,374,000 6.375
(d)
09/15/2055
1,388,339
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
1,650,000 2.750
(d)
01/01/2036
1,352,071
3,675,000 2.875
(d)
01/01/2041
2,681,254
11,125,000 3.000
(d)
01/01/2050
7,065,364
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
29,500,000 4.100
(d)
01/01/2028
26,103,240
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
$ 1,950,000 5.000%
(d)
01/01/2039
$ 1,863,194
1,700,000 5.125
(d)
01/01/2044
1,586,198
2,650,000 5.250
(d)
01/01/2054
2,428,050
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
10,475,000 10.000
(d)
07/01/2026
10,583,072
Rowlett Special Assessment RB for Bayside Public Improvement
District North Improvement Area Project Series 2016 (NR/NR)
316,000 5.750
09/15/2036
317,762
1,028,000 6.000
09/15/2046
1,003,496
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
1,166,000 6.000
(d)
09/15/2052
1,158,189
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
825,000 4.125
(d)
09/15/2039
738,621
3,275,000 4.375
(d)
09/15/2049
2,756,962
South Manvel Development Authority
1,375,000 5.000
04/01/2043
1,313,684
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
5,275,000 4.000
08/15/2052
4,639,325
Tarrant County Cultural Education Facilities Finance Corp. RB
Refunding for Air Force Village Obligated Group Series 2016
(NR/NR)
9,850,000 5.000
05/15/2045
8,800,596
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
1,650,000 5.000
10/01/2049
1,578,976
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000 4.250
08/15/2053
2,167,382
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000 5.000
12/15/2031
8,817,836
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
25,800,000 5.500
12/31/2058
26,449,905
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
38,255,000 5.000
06/30/2058
36,528,693
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
1,475,000 4.000
(d)
09/01/2043
1,220,080
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
429,000 3.750
(d)
09/01/2042
336,503
410,000 4.000
(d)
09/01/2051
316,977
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
2,000,000 6.875
(d)
09/01/2052
2,044,575

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases #2-3 Project Series 2018
(NR/NR)
$ 1,343,000 5.875%
(d)
09/01/2047
$ 1,366,499
Town of Providence Village Texas A Municipal Corporation of The
State of Texas Located In Denton County Special Assessment
RB Series 2024 (NR/NR)
500,000 5.250
(d)
09/01/2054
463,174
Town of Providence Village Texas Special Assessment RB Series
2025 (NR/NR)
700,000 5.350
(d)
09/01/2045
669,109
1,250,000 5.500
(d)
09/01/2055
1,177,522
Travis County Development Authority Contract Assessment RB for
Longview 71 Public Improvement District Improvement Area
# 1 Project Series 2024 (NR/NR)
743,000 5.125
(d)
09/01/2054
689,040
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
1,145,000 5.500
(d)
09/01/2052
1,108,974
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
1,630,000 3.000
09/01/2036
1,363,924
860,000 3.000
09/01/2037
700,147
625,000 3.000
09/01/2039
476,801
600,000 3.000
09/01/2040
446,524
Village of Salado Texas A Municipal Corp. of The State of Texas
Located In Bell County Special Assessment RB Series 2024
(NR/NR)
720,000 6.250
(d)
09/01/2044
697,040
610,000 6.500
(d)
09/01/2054
585,016
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
390,000 3.125
12/01/2035
321,725
457,000 3.375
12/01/2040
357,460
786,000 3.500
12/01/2047
541,701
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2015 (NR/NR)
265,000 4.000
12/01/2027
264,250
1,545,000 4.750
12/01/2035
1,544,024
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
2,700,000 4.750
08/15/2049
2,618,171
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds, Series 2023A (BAM) (Baa2/AA)
1,175,000 4.500
08/15/2041
1,161,838
1,345,000 4.625
08/15/2044
1,320,862
1,029,948,378
Utah - 1.0%
Arrowhead Springs Public Infrastructure District Special
Assessment Bonds Series 2025 (NR/NR)
2,925,000 5.625
(d)
12/01/2054
2,834,053
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
2,010,000 3.750
(d)
03/01/2041
1,685,102
Black Desert Public Infrastructure District GO Bonds Series 2021
B (NR/NR)
5,000,000 7.375
(d)
09/15/2051
4,319,289
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
$ 7,000,000 5.625%
(d)
12/01/2053
$ 6,921,193
Coral Junction Public Infrastructure District Special Assessment
Bonds Series 2022A-2 (NR/NR)
2,194,000 5.500
(d)
06/01/2041
2,056,180
Desert Edge Public Infrastructure District No. 1 In The City of
Grantsville Tooele County, Utah Limited Tax GO Convertible
Capital Appreciation Bonds, Series 2025A (NR/NR)
2,210,000 0.000
(d)(g)
03/01/2055
1,651,142
Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds
Series 2024A-1 (NR/NR)
1,870,000 6.625
(d)
03/01/2054
1,887,683
Firefly Public Infrastructure Disrict No. 1 Special Assessment
Bonds Series 2024A-2 (NR/NR)
6,164,611 5.625
(d)
12/01/2043
6,031,081
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
10,250,000 5.500
(d)
02/01/2050
8,040,730
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 B (NR/NR)
1,954,000 7.875
(d)
08/15/2050
1,546,166
Mida  Cormont Public Infrastructure District Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025A-2
(NR/NR)
5,675,000 0.000
(d)(g)
06/01/2055
4,620,289
Mida Cormont Public Infrastructure District Subordinate Limited
Tax General Obligation Bonds, Series 2025B (NR/NR)
3,246,000 8.500
(d)
06/15/2055
3,257,319
Mida Mountain Veterans Program Public Infrastructure District Tax
Allocation RB Series 2024 (NR/NR)
1,000,000 5.000
(d)
06/01/2044
960,118
2,000,000 5.200
(d)
06/01/2054
1,861,240
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-1 (NR/NR)
3,500,000 5.125
(d)
06/15/2054
3,266,730
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
5,250,000 6.000
(d)
06/15/2054
5,277,055
Military Installation Development Authority RB Series 2021 A-1
(NR/NR)
1,500,000 4.000
06/01/2036
1,394,711
4,050,000 4.000
06/01/2041
3,534,973
18,925,000 4.000
06/01/2052
14,992,888
Olympia Public Infrastructure District No. 1 Limited Tax GO
Bonds Series 2024A-1 (NR/NR)
985,000 6.375
(d)
03/01/2055
987,275
Olympia Public Infrastructure District No. 1 Special RB Series
2024A-2 (NR/NR)
3,056,000 5.125
(d)
12/01/2029
3,100,349
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 A (NR/NR)
1,180,000 3.625
(d)
02/01/2035
988,006
500,000 4.125
(d)
02/01/2041
404,275
500,000 4.375
(d)
02/01/2051
375,401
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 B (NR/NR)
600,000 7.375
(d)
08/15/2051
489,058

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021
A (NR/NR)
$ 1,625,000 4.250%
(d)
03/01/2051
$ 1,213,920
Salt Lake City Airport RB
290,000 5.000
07/01/2047
284,672
Salt Lake City Airport RB
890,000 5.000
07/01/2051
872,461
Salt Lake City International Airport RB Series 2021A (A2/A+)
4,950,000 5.000
07/01/2046
4,890,054
Salt Lake City International Airport RB Series 2023A (A2/A+)
2,800,000 5.250
07/01/2048
2,824,705
Soleil Hills Public Infrastructure District No. 1 Limited Tax GO
and Special RB Series 2025A (NR/NR)
3,000,000 5.875
(d)
03/01/2055
2,864,069
Soleil Hills Public Infrastructure District No. 1 Subordinate
Limited Tax GO and Special RB Series 2025B (NR/NR)
1,935,000 8.000
(d)
03/15/2055
1,884,721
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
1,800,000 4.000
(d)
10/15/2051
1,207,268
4,240,000 4.000
(d)
10/15/2056
2,732,523
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
6,365,000 5.750
(d)
06/15/2052
6,005,434
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
3,630,000 4.250
(d)
07/15/2050
2,739,508
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
1,220,000 4.250
(d)
06/15/2051
898,980
Utah Charter School Finance Authority RB for Technology
Academy Project Series 2021A (NR/NR)
6,600,000 4.000
(d)
10/15/2061
4,127,832
115,028,453
Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000 5.000
05/01/2047
921,477
Vermont Economic Development Authority Solid Waste Disposal
RB Casella Waste Systems, Inc. Project Series 2022A-2
(B1/B+)
2,050,000 4.375
(a)(b)(d)
06/01/2052
2,020,780
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000 5.000
(a)(b)(d)
06/01/2052
2,272,936
Vermont Educational and Health Buildings Financing Agency RB
for Saint Michael’s College Project Series 2023 (NR/BBB-)
9,575,000 5.250
(d)
10/01/2052
7,611,908
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000 5.500
(d)
10/01/2043
2,696,904
15,524,005
Virgin Islands - 0.2%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
11,045,000 5.000
10/01/2039
10,839,124
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority Hotel Occupancy Tax
RB for Frenchman's Reef Hotel Development Project Series
2024A (NR/NR)
$ 3,150,000 6.000%
(d)
04/01/2053
$ 3,118,963
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
9,850,000 5.000
(d)
10/01/2039
9,232,019
23,190,106
Virginia - 1.4%
Ablemarle County Economic Development Authority Residential
Care Facility Revenue Refunding Bonds Series 2022B
(NR/NR)
4,000,000 4.000
06/01/2054
3,293,629
City of Roanoke Economic Development Authority Hospital RB
for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000 3.000
07/01/2045
1,487,303
City of Virginia Beach Development
Authority Residential Care Facility RB
3,900,000 7.000
09/01/2053
4,265,514
8,735,000 7.000
09/01/2059
9,503,175
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College, Series 2025
(NR/BBB+)
550,000 6.000
04/01/2050
564,570
750,000 6.000
04/01/2055
766,002
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
7,360,000 5.000
01/01/2050
6,578,126
5,000,000 5.000
01/01/2059
4,332,637
James City County Economic Development Authority RB
Refunding for Virginia United Methodist Homes, Inc.
Obligated Group Series 2021 A (NR/NR)
575,000 4.000
06/01/2041
479,095
940,000 4.000
06/01/2047
711,300
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
710,000 4.000
04/01/2045
577,344
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
10,355,000 6.706
06/01/2046
8,148,494
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
237,090,000 0.000
(f)
06/01/2047
59,859,250
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
34,250,000 0.000
(f)
06/01/2047
8,465,579
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
2,750,000 6.000
(h)
06/01/2055
2,888,156
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
1,525,000 3.000
06/01/2041
1,182,517
1,050,000 4.000
06/01/2046
883,985
Virginia Housing Development Authority Rental Housing Bonds
2025 Series A (NON-AMT) (Aa1/AA+)
6,825,000 4.650
09/01/2055
6,461,857

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
$ 19,870,000 5.000%
12/31/2056
$ 18,585,778
Virginia Small Business Financing Authority Senior Lien
RB Refunding for I-495 Hot Lanes Project, Series 2022
(Tax Exempt/AMT) (Baa1/NR)
1,000,000 5.000
12/31/2057
970,221
Virginia Small Business Financing Authority Senior Lien
RB Refunding I-495 Hot Lanes Project, Series 2022
(Tax-Exempt/AMT) (Baa1/NR)
3,915,000 5.000
12/31/2047
3,915,518
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,690,000 5.000
12/31/2052
1,661,730
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
7,500,000 4.000
01/01/2048
6,208,694
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
1,000,000 5.000
(a)(b)(d)
01/01/2048
956,268
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000 5.000
12/31/2049
5,176,094
4,765,000 5.000
12/31/2052
4,497,496
162,420,332
Washington - 1.3%
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
1,000,000 5.000
01/01/2054
1,009,816
Grant County Public Hospital District UT GO Bonds Series 2023
(Baa1/NR)
14,405,000 5.000
12/01/2044
13,384,524
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BBB-)
3,880,000 5.000
04/01/2030
3,879,890
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2022B (A1/AA-)
3,000,000 5.500
08/01/2047
3,096,994
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series
2022B (AMT) (A1/AA-)
2,765,000 4.000
08/01/2047
2,330,600
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000 5.500
12/01/2054
2,541,185
Washington Higher Education Facilities Authority RB for Seattle
University Project, Series 2020 (NR/A)
925,000 4.000
05/01/2045
815,160
Washington State Convention Center Public Facilities District
Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000 4.000
07/01/2058
16,453,233
Washington State Convention Center Public Facilities District
Lodging Tax Refunding Bonds Series 2021B (A3/BBB+)
3,715,000 3.000
07/01/2058
2,328,093
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
47,800,000 5.000
07/01/2048
46,768,892
35,000,000 4.000
07/01/2058
27,134,303
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa1/BBB-)
$ 3,320,000 4.000%
07/01/2043
$ 2,850,464
11,620,000 4.000
07/01/2058
8,850,456
Washington State Housing Finance Commission Nonprofit
Housing RB Bayview Manor II Project, Series 2025A
(NR/NR)
1,350,000 6.000
(d)(h)
07/01/2060
1,342,703
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
1,350,000 5.000
(d)
01/01/2049
1,217,206
3,800,000 5.000
(d)
01/01/2055
3,338,134
Washington State Housing Finance Commission Non-Profit
Housing Tax Exempt RB Refunding for Emerald Heights
Project, Series 2023A (NR/NR)
2,050,000 5.000
07/01/2043
2,045,532
1,935,000 5.000
07/01/2048
1,873,748
Washington State Housing Finance Commission Subordinate
Nonprofit RB Blakeley and Laurel Villages Portfolio, Series
2025B (NR/NR)
5,000,000 7.000
(d)
07/01/2064
5,085,984
146,346,917
West Virginia - 0.4%
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 A (NR/NR)
1,340,000 4.250
(d)
06/01/2042
1,052,341
2,350,000 4.500
(d)
06/01/2050
1,853,723
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 B (NR/NR)
2,230,000 5.500
(d)
06/01/2032
2,023,825
2,725,000 6.000
(d)
06/01/2037
2,315,113
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
815,000 3.000
03/01/2035
712,574
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
2,510,000 4.125
(d)
06/01/2043
2,100,178
Monongalia County Commission Excise Tax District RB Series
2021 B (NR/NR)
1,535,000 4.875
(d)
06/01/2043
1,400,747
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University town Centre Series 2023 A (NR/NR)
790,000 5.750
(d)
06/01/2043
812,828
1,185,000 6.000
(d)
06/01/2053
1,219,591
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Downtown Project No. 3 Series 2024 A (NR/NR)
365,000 5.000
06/01/2039
351,207
375,000 5.500
06/01/2049
356,544
The City of Huntington Tax Increment Revenue and Refunding
Bonds for Kinetic Park Project No. 3 Series 2024 (NR/NR)
445,000 5.125
06/01/2039
432,732
400,000 5.625
05/01/2050
380,322

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
The County Commission of Monongalia County Subordinate
Special District Excise Tax Convertible Capital Appreciation
Revenue, Refunding and Improvement Bonds, Series 2023 B
$ 14,000,000 0.000%
(d)(g)
06/01/2053
$ 2,893,964
West Virginia Economic Development Authority Solid Waste
Disposal Facilities RB Commercial Metals Company Project,
Series 2025 (Ba2/BB+)
6,850,000 4.625
(a)(b)
04/15/2055
6,818,919
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
3,340,000 5.500
09/01/2048
3,515,406
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa3/BBB)
6,720,000 5.000
01/01/2043
6,503,430
13,000,000 4.125
01/01/2047
10,761,175
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
1,750,000 5.000
09/01/2038
1,767,030
1,600,000 5.000
09/01/2039
1,608,291
48,879,940
Wisconsin - 3.5%
Public Finance Authority
1,020,000 5.000
(d)
10/01/2034
1,039,189
Public Finance Authority Beyond Boone LLC-Appalachian State
University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000 4.125
07/01/2049
2,081,139
1,600,000 5.000
07/01/2058
1,556,998
Public Finance Authority Charter School RB
1,025,000 6.500
(d)
06/15/2043
1,072,978
1,310,000 7.000
(d)
06/15/2053
1,387,138
1,395,000 7.000
(d)
06/15/2058
1,464,183
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
1,400,000 6.000
(d)
06/01/2062
1,324,698
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
1,250,000 5.000
(d)
06/15/2051
999,568
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
900,000 5.250
06/15/2054
861,400
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,630,000 5.500
(d)
06/15/2052
1,512,926
2,700,000 5.750
(d)
06/15/2062
2,539,226
Public Finance Authority Education RB for North Carolina
Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
145,000 4.000
(d)
06/15/2029
142,348
385,000 5.000
(d)
06/15/2039
366,772
Public Finance Authority Education RB for Triad Educational
Services Series 2022 (NR/BBB-)
590,000 5.500
06/15/2050
586,682
1,450,000 5.250
06/15/2052
1,382,974
1,400,000 5.375
06/15/2057
1,349,276
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Education RB for Uwharrie Charter
Academy Project Series 2022A (Ba2/NR)
$ 1,400,000 5.000%
(d)
06/15/2052
$ 1,265,823
1,850,000 5.000
(d)
06/15/2057
1,648,073
1,850,000 5.000
(d)
06/15/2062
1,625,620
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000 5.000
(d)
01/01/2057
3,144,322
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
700,000 4.500
(d)
07/15/2053
586,800
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba1/BB+)
5,900,000 4.300
11/01/2030
5,871,663
Public Finance Authority Federal Lease RB Nasa DC HQ Federally
Taxable Series 2022 (B2/NR)
6,030,000 6.145
08/01/2028
4,039,713
Public Finance Authority Founders Academy Charter School RB
Series 2023A (NR/BB-)
550,000 6.625
(d)
07/01/2053
555,102
500,000 6.750
(d)
07/01/2058
506,372
Public Finance Authority Hotel RB for Grand Hyatt San Antonio
Hotel Acquisition Project Subordinate Lien Series 2022B
(NR/NR)
900,000 5.625
(d)
02/01/2046
911,567
Public Finance Authority Limited Obligation Grant RB
43,075,000 6.750
(d)
08/01/2031
38,659,812
Public Finance Authority Limited Obligation Pilot RB American
Dream Meadowlands Project Series 2017 (NR/NR)
8,175,000 7.000
(d)
12/01/2050
7,766,250
Public Finance Authority Limited Obligation RB for Town of
Scarborough - The Downs Project Series 2024 (NR/NR)
1,475,000 5.000
08/01/2039
1,431,530
Public Finance Authority Lindenwood Education System
Educational Facilities RB Series 2025A (NR/BBB-)
18,775,000 4.750
(d)
06/01/2040
17,393,969
Public Finance Authority Pooled Charter School Certificates Series
2023-1 Class B Certificates (NR/NR)
9,126,888 0.010
(b)(d)(g)
07/01/2062
6,639,811
Public Finance Authority Quality Education Academy Project
Charter School RB Series 2023A (Ba2/NR)
475,000 6.250
(d)
07/15/2053
485,911
1,175,000 6.500
(d)
07/15/2063
1,212,740
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
950,000 4.000
07/01/2050
819,039
1,185,000 4.000
07/01/2055
993,701
1,520,000 4.000
07/01/2059
1,261,814
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,150,000 5.000
(d)
12/01/2035
1,136,994
12,380,000 5.000
(d)
12/01/2055
10,581,113
Public Finance Authority RB for Coral Academy of Science Las
Vegas Series 2021 A (NR/BBB-)
4,115,000 4.000
07/01/2061
3,105,290
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
1,300,000 5.000
(d)
06/15/2054
1,153,465

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Founders Academy of Las Vegas
Series 2020 A (NR/BB-)
$ 445,000 4.000%
(d)
07/01/2030
$ 426,434
700,000 5.000
(d)
07/01/2040
630,436
1,875,000 5.000
(d)
07/01/2055
1,514,120
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
300,000 5.000
(d)
06/01/2036
269,330
900,000 5.000
(d)
06/01/2051
673,488
1,075,000 5.000
(d)
06/01/2061
773,382
Public Finance Authority RB for Inperium Project Series 2024
(NR/NR)
3,650,000 5.500
(d)
12/01/2044
3,624,117
5,500,000 5.750
(d)
12/01/2054
5,446,478
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
6,775,000 5.250
(d)
03/01/2045
6,101,196
7,110,000 5.250
(d)
03/01/2055
6,050,770
Public Finance Authority RB for McLemore Resort Manager LLC
Series 2021 A (NR/NR)
16,375,000 4.500
(d)
06/01/2056
11,953,750
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
12,925,000 5.625
(d)
06/01/2050
12,661,882
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
15,485,000 6.500
(d)
06/01/2045
13,302,279
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
2,600,000 5.200
12/01/2037
2,645,077
1,525,000 5.350
12/01/2045
1,532,581
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
4,470,000 6.000
(d)
07/01/2031
4,087,534
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
1,425,000 4.000
01/01/2045
1,258,659
1,900,000 3.000
01/01/2050
1,321,327
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
1,950,000 5.000
(d)
06/01/2050
1,631,878
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
1,450,000 5.000
(d)
09/01/2049
1,292,305
1,360,000 5.000
(d)
09/01/2054
1,184,020
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
9,950,000 4.500
(d)
07/01/2048
7,298,287
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
3,205,000 6.125
(d)
10/01/2049
2,736,522
Public Finance Authority RB Refunding for UMA Education, Inc.
Series 2019 A (NR/BB+)
350,000 5.000
(d)
10/01/2039
345,435
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000 5.000
11/15/2049
733,710
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/BB+)
$ 800,000 4.000%
(d)
04/01/2042
$ 674,716
1,400,000 4.000
(d)
04/01/2052
1,076,308
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/NR)
100,000 4.000
(c)(d)
04/01/2032
105,015
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000 4.000
01/01/2052
9,058,403
Public Finance Authority Senior RB for Fargo-Moorhead
Metropolitan Area Flood Risk Management Project Series
2021 (AMT) (Baa3/NR)
3,800,000 4.000
03/31/2056
2,921,110
Public Finance Authority Special Facility RB for Million Air
Three LLC General Aviation Facilities Project Series 2024A
(Tax-Exempt-AMT) (NR/NR)
900,000 6.250
(d)
09/01/2046
911,255
Public Finance Authority Special Facility RB for Million Air
Two LLC General Aviation Facilities Project Series 2017B
(NR/NR)
19,085,000 7.125
(d)
06/01/2041
19,868,558
Public Finance Authority Student Housing RB for CHF-Cullowhee,
LLC-Western Carolina University Project Series 2015 A
(NR/BBB-)
3,250,000 5.250
07/01/2047
3,064,881
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Subordinate Series 2025B
(Baa2/NR)
160,000 5.000
06/15/2030
168,736
300,000 5.250
06/15/2035
319,883
500,000 5.250
06/15/2045
497,611
675,000 5.500
06/15/2055
673,934
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation, Llc Project Junior Subordinate Series
2025C (Ba1/NR)
425,000 5.000
06/15/2035
431,860
650,000 5.500
06/15/2045
630,934
900,000 5.750
06/15/2055
872,214
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
8,815,000 4.000
(d)
07/01/2061
6,374,252
Public Finance Authority Student Housing RB Subordinate Series
2021B (NR/NR)
1,875,000 5.250
(d)
07/01/2061
1,517,125
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
13,850,000 5.000
(d)
06/01/2041
13,723,182
Public Finance Authority Tax Increment Revenue Subordinate
Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000 8.000
(d)
06/15/2042
7,312,058
Public Finance Authority Wisconsin Hotel RB Grand Hyatt San
Antonio Hotel Acquisition Project Subordinate Lien Series
2022B (NR/NR)
6,200,000 5.750
(d)
02/01/2052
6,268,226
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Elevon Project
Series 2024 (NR/NR)
3,175,000 5.000
(d)
07/15/2030
3,177,068

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Bonds Nolina & Sorella
Projects Series 2024 (NR/NR)
$ 5,929,366 5.500%
(d)
12/15/2032
$ 5,781,027
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Anthem/Freedom Project Series 2025 (NR/NR)
8,225,000 0.000
(d)(f)
12/15/2037
4,065,779
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Oakwood Estates and Stonebrooke Projects Series 2024
(NR/NR)
5,175,000 0.000
(d)(f)
12/15/2030
3,778,408
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
for Two Step Project Series 2024 (NR/NR)
11,000,000 0.000
(d)(f)
12/15/2034
6,235,745
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Midtown Project Series 2025 (NR/NR)
2,968,000 0.000
(d)(f)
12/15/2034
1,699,473
Public Finance Authority Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Improvement and
Refunding Bonds Astro Texas Land Projects Series 2025
(NR/NR)
9,145,887 5.000
(d)
12/15/2036
9,013,314
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
6,133,000 5.375
(d)
12/15/2032
6,132,812
Public Finance Authority, Wisconsin Texas Infrastructure Program
Tax-Exempt Revenue Anticipation Capital Appreciation Bonds
Northspur Project, Series 2025 (NR/NR)
5,654,000 0.000
(d)(f)
12/15/2032
3,547,495
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000 3.000
02/01/2042
972,602
435,000 4.000
02/01/2045
364,653
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
950,000 4.000
12/01/2051
606,662
950,000 4.000
12/01/2056
582,841
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
8,740,000 5.000
(d)
08/01/2027
8,871,682
Wisconsin Health and Educational Facilities Authority RB for
Three Pillars Senior Living Communities Series 2024A
(NR/NR)
2,875,000 5.750
08/15/2054
2,911,894
4,600,000 5.750
08/15/2059
4,642,782
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/A)
9,200,000 5.500
02/15/2054
9,633,558
Wisconsin Health and Educational Facilities Authority Senior
Living  RB, Series 2025 (NR/NR)
4,375,000 6.625
07/01/2060
4,502,620
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022B
(NR/NR)
$ 32,525,000 6.000%
(d)
02/01/2062
$ 33,159,351
408,109,013
Wyoming - 0.1%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
13,040,000 3.625
07/15/2039
11,379,004
a a
TOTAL MUNICIPAL BONDS
(Cost $11,992,559,182)
11,457,742,843
a
Corporate Bonds - 0.6%
Forest Products & Paper - 0.0%
Domtar Corp.
2,000,000 6.750%
(d)
10/01/28 1,809,846
Healthcare-Services - 0.2%
Prime Healthcare Foundation, Inc. Series
16,525,000 7.000% 12/01/27 16,842,326
Toledo Hospital RB Series 2022 B
4,988,000 5.325 11/15/28 4,972,405
21,814,731
Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
5,807,290 9.750
(d)(e)
12/01/39 5,062,215
Benloch Ranch Improvement Association No. 1 Series 2021
3,581,069 9.750
(d)(e)
12/01/39 3,121,617
Benloch Ranch Improvement Association No. 2
29,700,000 10.000
(d)(e)
12/01/51 23,085,513
Brixton Park Improvement Association No. 1 Series
20,850,624 6.875
(d)(e)
12/01/51 18,082,287
49,351,632
TOTAL CORPORATE BONDS
(Cost $81,464,329)
72,976,209
a
Bank Loans
(k)
- 0.0%
Engineering & Construction - 0.0%
Rialto Bioenergy Facility, LLC ( SOFR + 0.1% )
24,799,999 15.334
(e)
04/30/24 0
952,567 15.329
(e)
06/10/24 38,646
38,646
TOTAL BANK LOANS
(Cost $25,016,082)
38,646
TOTAL INVESTMENTS - 98.6%
(Cost $12,099,039,593)
$ 11,530,757,698
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.4%
160,822,890
NET ASSETS - 100.0%
$ 11,691,580,588
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2025.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
**End swaps header**
(b) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(c) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
(g) Zero coupon bond until next reset date.
(h) When-issued security.
(i) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.
(j) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(k) Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement
or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30,
2025. Bank Loans typically have rates of interest which are
predetermined either daily, monthly, quarterly or semi-
annually by reference to a base lending rate, plus a premium.
These base lending rates are primarily the Secured Overnight
Financing Rate (“SOFR”), and secondarily the prime rate
offered by one or more major United States banks (the “Prime
Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
ETM - Escrowed to Maturity
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate
TCRS - Transferable Custody Receipts
USD - United States Dollar
UT - Unlimited Tax

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 99.4%
Alabama - 1.5%
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa2/AA)
$ 500,000 5.000%
11/15/2046
$ 493,821
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
1,000,000 4.000
(a)(b)
12/01/2049
1,000,871
Board of  Trustees of  Alabama State University General Tuition
and Fee RB Series 2025 (AG) (A1/AA)
100,000 5.250
09/01/2039
105,940
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AG) (A1/AA)
120,000 5.250
09/01/2038
128,250
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
350,000 5.250
(a)(b)
07/01/2054
374,406
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
100,000 5.750
10/01/2049
100,834
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
1,005,000 5.500
10/01/2053
1,030,228
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
97,407
100,000 4.250
11/01/2032
94,008
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB AM NS Calvert LLC Project Series 2024A
(Baa3/BBB)
400,000 5.000
06/01/2054
383,281
3,809,046
Alaska - 0.1%
Civicventures Refunding RB for Anchorage Convention Center
Series 2015 (NR/A+)
200,000 4.000
09/01/2038
185,677
a a
Arizona - 1.3%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
535,000 3.750
(b)(c)
01/01/2037
517,795
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
485,000 6.500
(d)
11/01/2053
468,897
Arizona Industrial Development Authority Hospital RB Phoenix
Children's Hospital Series 2020A (A1/A+)
300,000 4.000
02/01/2050
249,898
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
25,000 3.375
07/01/2041
20,172
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
25,000 4.000
(d)
12/15/2051
18,826
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
265,000 4.000
(d)
07/15/2041
212,638
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority Senior Living RB  First
Tier Series 2025 A2 (NR/NR)
$ 180,000 5.125%
01/01/2059
$ 165,357
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
170,000 3.250
07/01/2049
123,683
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
75,000 4.000
(d)
07/01/2041
65,282
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
25,000 2.100
(a)(d)
07/01/2026
24,365
150,000 2.625
(a)(d)
07/01/2031
136,759
150,000 3.500
(a)(d)
07/01/2044
114,921
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
99,000 4.750
07/01/2043
88,040
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
50,000 4.000
02/15/2046
39,948
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
100,000 4.000
(d)
07/01/2051
75,457
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
25,000 5.125
(d)
10/01/2030
24,220
Maricopa County Pollution Control Refunding RB for El
Paso Electric Company Palo Verde Project Series 2009 A
(NON-AMT) (Baa2/NR)
325,000 3.600
02/01/2040
282,636
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
105,000 5.000
12/01/2037
109,368
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa1/BBB)
150,000 4.000
(a)(b)
06/01/2049
149,645
The Industrial Development Authority of The City of Sierra Vista
Education Facility RB American Leadership Academy Project
Series 2024 (NR/NR)
150,000 5.000
(d)
06/15/2054
135,809
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
300,000 4.000
07/01/2034
291,848
3,315,564
Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000 4.250
07/01/2041
41,245
25,000 3.500
07/01/2046
16,083
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
100,000 3.500
07/01/2038
76,008
133,336

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California - 8.2%
Airport Commission of The City and County of San Francisco San
Francisco International Airport Second Series Revenue Bonds
Series 2025A (AMT) (A1/AA-)
$ 250,000 5.500%
05/01/2055
$ 259,398
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (A1/NR)
570,000 5.250
05/01/2049
575,292
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
500,000 5.750
05/01/2048
525,866
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
500,000 2.220
(b)(c)
04/01/2056
488,424
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
350,000 2.330
(b)(c)
04/01/2056
337,548
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
250,000 4.375
07/01/2049
226,454
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000 5.000
(a)(b)
02/01/2054
605,205
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
750,000 5.000
(a)(b)
02/01/2055
796,723
California Community Housing Agency Essential Housing RB
Series 2021A (NR/NR)
635,000 4.000
(d)
02/01/2056
441,823
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
150,000 4.000
(d)
02/01/2056
118,350
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
50,000 4.000
06/01/2049
43,124
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
5,000 5.000
06/01/2049
4,901
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
250,000 0.000
(e)
06/01/2055
49,317
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
400,000 0.000
(e)
06/01/2055
45,364
California Educational Facilities Authority RB Stanford University,
Series U-7 (Aaa/AAA)
355,000 5.000
06/01/2046
386,234
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
600,000 5.250
12/01/2043
605,218
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
410,000 5.000
10/01/2044
409,357
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital at Stanford 2022
Series A Forward Delivery (A1/A+)
$ 135,000 4.000%
05/15/2051
$ 116,118
California Infrastructure and Economic Development Bank Senior
Subordinated Secured RB Brightline West Passenger Rail
Project Series 2025A (NR/NR)
1,100,000 9.500
(a)(b)(d)
01/01/2065
1,042,363
California Municipal Finance Authority Municipal Certificates,
Series 2025-1 Class A-1 (NR/AA-)
499,591 3.536
(a)(f)
02/20/2041
444,939
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
100,000 4.000
07/01/2041
85,868
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NONR)
150,000 5.000
07/01/2047
145,699
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
1,000,000 5.000
12/31/2043
975,929
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB)
150,000 4.000
07/15/2029
146,862
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
250,000 4.300
07/01/2040
250,060
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
300,000 5.000
(d)
07/01/2037
300,044
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
275,000 5.000
(d)
07/01/2034
291,147
250,000 5.000
(d)
07/01/2035
262,435
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
250,000 5.000
(d)
11/21/2045
237,017
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
250,000 6.250
(d)
04/01/2052
245,204
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
250,000 6.375
(d)
06/01/2052
256,166
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
365,000 3.000
(d)
07/01/2030
344,922
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
185,000 4.000
(d)
06/01/2031
174,601
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
250,000 5.000
09/01/2053
245,623

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
$ 125,000 5.000%
09/01/2054
$ 124,032
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
150,000 4.500
11/01/2033
153,361
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
250,000 5.250
(d)
12/01/2056
239,486
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
500,000 5.500
12/01/2054
491,215
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
50,000 5.125
09/01/2042
50,991
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
100,000 5.000
05/15/2040
100,074
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
190,000 1.750
09/01/2029
171,448
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
50,000 5.000
09/01/2048
49,911
City of Chula Vista CA Community Facilities District No. 16-1
Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000 4.000
09/01/2046
217,182
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
25,000 3.000
09/01/2039
19,650
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000 3.000
09/01/2031
95,641
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
25,000 4.000
09/01/2040
23,073
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/AA-)
400,000 5.000
05/01/2048
403,290
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/AA-)
490,000 5.000
05/01/2049
484,117
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
150,000 3.000
(d)
08/01/2056
96,872
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
100,000 5.000
09/01/2047
100,479
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
250,000 3.600
(d)
05/01/2047
197,268
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
$ 150,000 5.000%
05/15/2037
$ 155,618
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000 5.250
05/15/2048
502,556
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
500,000 4.000
05/15/2051
433,185
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa2/A)
125,000 5.000
07/01/2048
124,286
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
500,000 5.000
07/01/2050
503,775
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa2/NR)
500,000 5.000
07/01/2034
550,330
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series A (Aa2/AA-)
125,000 5.000
07/01/2043
125,197
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
750,000 4.000
01/15/2046
705,627
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2053
97,811
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
420,000 3.850
06/01/2050
382,174
Golden State tobacco Securitization Settlement Corp ABS Bond
Series 2021B-2 (NR/NR)
5,000,000 0.000
(e)
06/01/2066
528,104
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
250,000 0.000
(e)
06/01/2036
112,381
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
125,000 3.000
12/01/2050
87,565
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
525,000 3.706
(c)
09/01/2037
501,145
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000 3.000
09/01/2034
114,858
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000 2.500
09/01/2037
19,350
275,000 4.000
09/01/2050
228,619
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
770,000 3.626
(c)
06/01/2034
741,345

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
$ 150,000 4.000%
07/01/2039
$ 141,859
900,000 4.000
07/01/2046
775,952
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (B1/NR)
100,000 4.000
08/01/2032
90,828
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
45,000 2.500
09/02/2046
27,548
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
50,000 5.750
07/01/2053
51,381
21,503,179
Colorado - 3.5%
Baseline Metropolitan District In The City and County of
Broomfield, Colorado Special RR and Improvement Bonds
Series 2024A (AGC) (NR/AA)
125,000 4.000
12/01/2046
112,546
100,000 5.000
12/01/2049
101,930
125,000 4.250
12/01/2054
112,524
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
125,000 5.350
12/01/2050
113,341
Citadel on Colfax Business Improvement District Senior RB Series
2020 B (NR/NR)
100,000 7.875
12/15/2050
100,312
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
1,000,000 5.000
11/15/2047
998,550
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
575,000 5.250
12/01/2043
580,081
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
100,000 4.000
10/01/2056
74,965
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
100,000 5.500
(d)
04/01/2044
99,177
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
695,000 6.000
07/01/2036
670,684
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
440,000 6.000
07/01/2031
425,617
Colorado Health Facilities Authority Hospital RB Boulder
Community Health Project Series 2020 (A3/A-)
275,000 4.000
10/01/2038
263,597
300,000 4.000
10/01/2039
283,882
300,000 4.000
10/01/2040
279,587
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000 4.000
(g)
09/01/2030
369,403
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026 5.000
(a)
07/01/2057
75,643
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
$ 100,000 4.000%
11/15/2043
$ 89,249
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
110,000 5.000
08/01/2038
112,050
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
885,000 4.000
08/01/2049
740,562
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB)
650,000 5.000
10/01/2032
649,992
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
175,000 4.000
(d)
12/01/2035
171,325
185,000 4.000
(d)
12/01/2036
178,789
Denver Health and Hospital Authority, Colorado Healthcare  RB,
Series 2025A (NR/BBB)
500,000 5.125
12/01/2050
494,587
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
150,000 5.000
(d)
12/01/2032
152,542
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
500,000 4.000
12/01/2041
434,528
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
915,000 5.250
12/01/2051
796,901
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
60,000 3.375
12/01/2030
57,230
The Lakes at Centerra Metropolitan District No.2 in The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
300,000 4.500
12/01/2054
270,723
Trails at Crowfoot Metropolitan District No. 3 in The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
100,000 4.000
12/01/2044
88,369
250,000 4.250
12/01/2054
214,497
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
50,000 4.500
12/01/2053
44,866
9,158,049
Connecticut - 1.0%
City of Ansonia Connecticut Certificates of Participation Series
2024 (NR/A+)
130,000 4.750
12/01/2045
127,745
State of Connecticut GO Social Bonds Series 2024G (Aa3/AA-)
1,900,000 3.000
11/15/2043
1,460,626
State of Connecticut Health & Educational Facilities Authority RB
Series E (NR/NR)
230,000 4.000
07/01/2041
198,293

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
$ 55,000 5.375%
07/01/2052
$ 48,847
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
125,000 5.000
07/01/2044
117,649
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
100,000 4.000
(d)
04/01/2041
89,584
The Housing Authority of The City of Stamford RB Mozaic
Concierge Living Project Entrance Fee Principal Redemption
Bondssm Series 2025D (NR/NR)
500,000 4.250
10/01/2030
503,241
2,545,985
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
50,000 3.000
06/01/2032
44,838
50,000 4.000
06/01/2042
41,026
Delaware State Housing Authority Senior
Single Family Mortgage RB 2024 Series D
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
250,000 4.450
07/01/2049
235,685
321,549
District of Columbia - 1.4%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000 5.500
02/28/2037
110,277
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
100,000 0.000
(d)(f)
06/01/2041
59,478
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
1,950,000 5.000
10/01/2043
1,950,763
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 B (AGM-CR) (A1/AA)
665,000 4.000
10/01/2044
608,105
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
125,000 3.000
10/01/2050
87,929
100,000 4.000
10/01/2053
85,909
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
650,000 4.000
10/01/2049
553,158
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
300,000 4.000
10/01/2035
300,370
3,755,989
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida - 18.1%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 200,000 5.000%
06/15/2032
$ 205,605
AH at Turnpike South Community Development District Special
Assessment Phase 3 Project Series 2021 (NR/NR)
500,000 4.000
05/01/2051
394,004
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
250,000 4.000
10/01/2046
200,969
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
65,000 5.125
06/15/2043
64,067
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
55,000 3.200
(d)
05/01/2041
43,845
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
5,000 2.500
(d)
05/01/2026
4,938
50,000 3.200
(d)
05/01/2041
39,859
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
30,000 2.375
05/01/2026
29,609
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
25,000 3.125
05/01/2041
19,821
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
35,000 4.500
05/01/2030
35,626
Aventura Isles Community Development District Miami-Dade
County Special Assessment Refunding Bonds, Series 2024
(NR/NR)
100,000 5.000
05/01/2043
96,581
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
200,000 3.000
(d)
05/01/2031
189,317
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
25,000 6.000
11/01/2027
25,818
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.625
12/15/2040
88,900
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
500,000 3.125
05/01/2031
472,025
Berry Bay Community Development District Special Assessment
RB for Assessment Area Three Series 2024 (NR/NR)
45,000 4.250
05/01/2031
44,983
Black Creek Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
110,000 4.800
06/15/2027
111,660
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
60,000 6.250
12/15/2043
61,949
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000 3.250
06/15/2042
76,046

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Broward County Port Facilities RB Series 2019B (A1/A)
$ 300,000 4.000%
09/01/2049
$ 256,353
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
25,000 4.750
05/01/2027
25,147
Buena Lago Community Development District Capital
Improvement RB for Assessment Area Two Series 2024
(NR/NR)
50,000 5.250
05/01/2044
47,760
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
85,000 4.000
05/01/2027
85,104
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000 6.125
(d)
06/15/2044
101,220
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
250,000 5.250
(d)
12/01/2058
234,940
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
100,000 4.000
(d)
07/01/2051
74,595
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
100,000 4.000
(d)
12/01/2028
99,844
300,000 5.250
(d)
12/01/2043
294,199
Capital Trust Authority Educational Facilities Lease RB for Seaside
Community Charter School Project Series A (Baa3/NR)
100,000 5.000
06/15/2034
103,941
Capital Trust Authority Educational Facilities RB Madrone -
Florida Tech Student Housing I, LLC - Florida Institute of
Technology Project, Series 2025A (NR/BB)
100,000 4.750
(d)
07/01/2040
95,865
100,000 5.000
(d)
07/01/2045
94,199
Capital Trust Authority RB Anticipation Notes Convivial-St
Petersburg Project Series 2024A (NR/NR)
150,000 12.000
(d)
10/03/2029
165,110
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
100,000 4.900
05/01/2031
100,773
Century Gardens at Tamiami Community Development District
Miami-Dade County Florida Special Assessment Refunding
Bonds Series 2016 (NR/BBB)
100,000 4.000
05/01/2031
98,642
Century Park Square Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
750,000 6.000
05/01/2055
745,825
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 3.350
05/01/2041
76,668
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
65,000 3.375
(d)
05/01/2041
51,945
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
95,000 3.700
(d)
05/01/2040
80,153
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
$ 5,000 2.400%
05/01/2026
$ 4,933
City of Jacksonville RB Refunding for Genesis Health, Inc.
Obligated Group Series 2020 (NR/A-)
145,000 4.000
11/01/2039
133,806
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
100,000 5.125
06/01/2042
98,987
Coddington Community Development District (NR/NR)
260,000 5.000
05/01/2032
271,562
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.250
06/15/2043
99,662
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
100,000 5.750
05/01/2043
103,005
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2035
149,890
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
200,000 4.300
05/01/2033
202,112
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
15,000 3.875
05/01/2027
14,992
35,000 4.250
05/01/2032
35,010
195,000 4.625
05/01/2042
180,370
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
340,000 4.250
05/01/2042
306,740
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.125
05/01/2043
98,351
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
100,000 5.350
05/01/2044
96,559
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
85,000 4.250
05/01/2027
85,291
255,000 4.750
05/01/2032
259,336
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
310,000 3.125
(d)
05/01/2030
303,828
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000 5.000
05/01/2053
47,037
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
100,000 5.250
05/01/2043
98,648
Del Webb Sunchase Community Development District Manatee
County, Florida Special Assessment Bonds Series 2025
(NR/NR)
250,000 5.625
05/01/2055
243,467

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Dewey Robbins Community Development District City of
Leesburg Florida Capital Improvement RB Series 2025
(NR/NR)
$ 330,000 5.800%
05/01/2055
$ 314,712
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
270,000 3.750
05/01/2040
233,987
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
50,000 3.375
(d)
05/01/2041
42,311
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
70,000 4.300
05/01/2027
70,412
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 4.875
05/01/2032
195,284
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
25,000 3.300
05/01/2041
19,664
East Nassau Stewardship District Bond Anticipation Note for PDP
#4 Series 2024 Project Series 2024 (NR/NR)
100,000 5.250
05/01/2029
100,000
East Palm Drive Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One) (NR/NR)
100,000 5.100
06/15/2044
96,486
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
75,000 3.625
05/01/2032
73,143
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 4.000
05/01/2040
92,408
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000 3.600
05/01/2041
108,616
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
125,000 3.375
05/01/2032
119,192
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
885,000 4.000
08/15/2045
753,256
Esplanade Lake Club Community Development District Lee
County Florida Capital Improvement  RB, Series 2025
(NR/NR)
200,000 4.375
05/01/2030
202,322
Eureka Grove Community Development District Special
Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000 3.500
05/01/2041
551,446
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
525,000 5.250
06/15/2044
512,780
Everlands II Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
70,000 4.600
06/15/2031
70,530
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
190,000 5.000
05/01/2035
193,959
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
$ 150,000 5.250%
06/01/2044
$ 150,068
125,000 5.250
06/01/2049
122,378
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
100,000 5.000
(d)
07/01/2032
96,574
135,000 5.375
(d)
07/01/2042
119,985
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000 5.000
(d)
10/01/2042
94,308
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
600,000 5.250
08/01/2055
600,958
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Expansion Project Series 2025A (NR/NR)
1,100,000 8.250
(a)(b)(d)
07/01/2057
1,130,594
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BB+)
300,000 5.250
07/01/2047
272,787
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
2,475,000 12.000
(a)(b)(d)
07/15/2032
2,461,889
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
1,100,000 5.250
07/01/2047
1,103,329
450,000 5.250
07/01/2053
448,911
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Project AAF Operations Holdings LLC Issue
Series 2024A (Tax-Exempt) (NR/NR)
400,000 10.000
(a)(b)(d)
07/15/2059
380,804
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.125
(d)
06/01/2040
98,066
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
635,000 4.000
07/01/2035
612,293
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
100,000 4.000
(d)
06/30/2041
74,952
Florida Development Finance Corp. Solid Waste Disposal RB
for GFL Solid Waste Southeast LLC Project Series 2024A
(Ba3/BB)
250,000 4.375
(a)(b)(d)
10/01/2054
249,010
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2044
94,655
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
150,000 5.000
03/01/2047
141,277

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Local Government Finance Commission Senior Living
RB Orlando Senior Health Network Project, Series 2025A
(NR/NR)
$ 250,000 5.750%
(d)(h)
07/01/2044
$ 250,424
Forest Lake Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
20,000 4.750
(d)
05/01/2027
20,173
90,000 5.000
(d)
05/01/2032
92,562
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
165,000 2.950
05/01/2031
150,203
75,000 3.350
05/01/2041
58,504
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000 4.000
05/01/2030
99,360
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
50,000 4.750
11/01/2039
48,295
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
60,000 3.500
11/01/2041
47,769
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
710,000 3.750
05/01/2041
588,374
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
100,000 5.450
05/01/2044
97,596
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
100,000 6.300
05/01/2043
104,522
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
100,000 5.800
05/01/2054
95,963
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
100,000 5.850
05/01/2044
98,219
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2025
Assessment Area Three (NR/NR)
190,000 5.550
(d)
05/01/2045
185,517
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
15,000 4.200
05/01/2027
15,038
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
80,000 5.125
05/01/2043
78,954
Harmony West Community Development District Osceola County
Florida Special Assessment RB Series 2025 Assessment Area
Three (NR/NR)
100,000 5.450
05/01/2045
96,581
Harmony West Community Development District Special
Assessment RB Series 2023 (NR/NR)
300,000 5.300
05/01/2053
292,081
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
$ 125,000 3.450%
05/01/2041
$ 101,831
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
360,000 4.375
05/01/2030
363,208
Higher Educational Facilities Financing Authority Higher
Educational Facilities RB Keiser University Project Series
2025 (NR/BB+)
600,000 6.000
(d)(h)
07/01/2045
597,787
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
25,000 3.500
(d)
05/01/2031
24,056
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
45,000 2.375
05/01/2026
44,374
Hillsborough County Aviation Authority Tampa International
Airport RB 2024 Series B (AMT) (Aa3/NR)
355,000 5.500
10/01/2049
371,548
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
100,000 5.600
05/01/2044
100,002
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
125,000 3.000
05/01/2037
102,728
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds, Series 2025 (NR/NR)
620,000 5.700
(h)
06/15/2045
622,513
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
100,000 5.750
12/15/2043
102,084
Juniper Cove Community Development District Miami-Dade
County Florida Capital Improvement RB Series 2025 (NR/NR)
180,000 4.625
05/01/2032
181,453
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
100,000 3.125
05/01/2041
76,530
Kelly Park Community Development District
150,000 4.375
05/01/2032
150,724
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
100,000 5.375
05/01/2055
93,196
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.500
05/01/2040
87,605
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
50,000 3.600
06/15/2041
43,841
Kings Creek I Community Development District City of
Jacksonville Florida Special Assessment Bonds, Series 2025
(NR/NR)
100,000 6.000
05/01/2055
98,627
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
500,000 5.750
(d)(h)
05/01/2045
498,184

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
$ 90,000 5.500%
05/01/2042
$ 88,311
Lakes of Sarasota Community Development District 2 Sarasota
County Florida Capital Improvement RB Series 2025A
(NR/NR)
100,000 5.500
05/01/2045
96,367
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
85,000 3.400
05/01/2030
82,934
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
100,000 3.200
05/01/2030
96,741
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
25,000 3.250
05/01/2029
24,333
Lakewood Ranch Stewardship District Special Assessment RB for
Palm Grove Project Series 2024 (NR/NR)
100,000 5.250
05/01/2044
98,135
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
100,000 2.625
05/01/2037
81,254
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
45,000 2.300
05/01/2026
44,372
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
100,000 4.750
(d)
11/01/2048
91,054
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
75,000 4.000
05/01/2038
68,026
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
80,000 4.750
05/01/2032
81,393
45,000 5.000
05/01/2042
44,076
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
150,000 5.250
11/15/2044
152,339
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
150,000 4.750
11/15/2029
150,792
Liberty Cove Community Development District Special
Assessment RB for Assessment Area One Project Series 2024
(NR/NR)
85,000 5.375
05/01/2044
80,528
Longleaf Community Development District Capital Improvement
RB for Neighborhood 4 – Assessment Area Two Series 2024A
(NR/NR)
50,000 5.200
05/01/2044
46,921
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
280,000 4.400
06/15/2031
282,775
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
$ 100,000 5.750%
05/01/2044
$ 98,205
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
25,000 3.250
05/01/2031
23,600
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
50,000 3.450
05/01/2041
39,987
Magnolia Island Community Development District Pasco County
Florida Capital Improvement RB Series 2025 Assessment Area
One (NR/NR)
50,000 4.650
05/01/2032
50,323
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
75,000 4.250
05/01/2042
66,344
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
155,000 3.250
05/01/2041
120,253
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
475,000 5.000
10/01/2040
475,287
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
100,000 5.000
(d)
07/01/2037
97,152
100,000 5.250
(d)
07/01/2042
95,323
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
240,000 5.000
05/01/2037
240,005
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
100,000 3.500
05/01/2041
81,529
100,000 4.000
05/01/2051
79,614
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
85,000 5.750
05/01/2044
83,285
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
80,000 5.450
05/01/2044
77,896
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
200,000 3.375
11/01/2041
159,718
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
80,000 4.750
(d)
05/01/2027
80,658
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
100,000 3.625
05/01/2040
85,273
Northridge Community Development District Pasco County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000 5.750
(d)
05/01/2045
98,940
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
80,000 2.375
11/01/2026
78,183

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
$ 50,000 5.250%
06/15/2043
$ 50,324
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2025A (NR/A+)
425,000 4.500
10/01/2056
384,097
Pacific Ace Community Development District Special Assessment
Bonds for Assessment Area Two Series 2024 (NR/NR)
100,000 5.200
05/01/2044
96,066
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
150,000 5.000
10/01/2043
144,864
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000 4.000
05/15/2053
77,884
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000 7.500
05/15/2053
55,027
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
175,000 4.000
06/01/2036
166,364
Palm Beach County, Florida RB Provident Group - PBAU
Properties II LLC - Palm Beach Atlantic University Project
Senior, Series 2025A (NR/NR)
375,000 5.750
(d)
10/01/2055
381,272
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
40,000 3.150
11/01/2041
30,266
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
155,000 3.750
05/01/2040
131,140
Parrish Lakes Community Development District Manatee County
Florida Capital Improvement RB Series 2024 Assessment Area
Three (NR/NR)
85,000 5.000
05/01/2031
85,738
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
210,000 5.600
(d)
05/01/2045
201,721
Peace Crossing Community Development District Special
Assessment RB for Assessment Area One Series 2024
(NR/NR)
70,000 5.000
05/01/2031
70,052
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000 2.625
05/01/2034
177,502
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
125,000 3.500
05/01/2037
109,686
Preserve At Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
510,000 5.450
05/01/2044
502,383
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000 3.500
11/01/2030
99,001
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
675,000 3.600
05/01/2032
642,150
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
$ 15,000 2.200%
12/15/2026
$ 14,668
Reflection Bay Community Development District Palm Beach
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
100,000 5.000
05/01/2035
101,690
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
100,000 3.000
05/01/2036
87,639
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 3.300
05/01/2042
71,718
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000 5.500
05/01/2044
93,695
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2025 (NR/NR)
125,000 5.200
(d)
05/01/2045
119,332
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
165,000 3.125
05/01/2027
162,715
365,000 3.400
05/01/2032
343,798
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
80,000 2.450
11/01/2026
78,392
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
75,000 5.000
05/01/2043
72,857
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000 5.750
(d)
11/01/2043
50,130
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
100,000 5.000
05/01/2044
97,044
Saltmeadows Community Development District
100,000 4.800
(d)
05/01/2035
100,443
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000 2.625
05/01/2040
72,870
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
85,000 3.300
11/01/2041
70,823
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
1,000,000 4.000
07/01/2048
870,257
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
100,000 6.125
11/01/2043
102,585
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
50,000 3.750
05/01/2040
43,905
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
45,000 4.125
05/01/2032
44,477
65,000 4.500
05/01/2042
58,688

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
$ 100,000 5.250%
(d)
06/15/2043
$ 100,132
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
225,000 5.000
06/15/2043
222,391
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
100,000 5.000
10/01/2032
102,207
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
85,000 5.500
05/01/2043
85,218
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
200,000 4.700
05/01/2034
199,315
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
35,000 4.625
05/01/2030
35,523
70,000 5.500
05/01/2043
70,489
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
50,000 4.000
06/15/2042
42,591
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
92,734
140,000 3.250
06/15/2042
114,320
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
200,000 3.500
05/01/2041
161,377
Six Mile Creek Community Development District St. Johns County
Florida Capital Improvement RB Series 2024 (NR/NR)
75,000 5.100
05/01/2044
69,429
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
100,000 5.500
05/01/2043
100,509
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds, Series 2025 (NR/NR)
100,000 6.000
(d)(h)
05/01/2045
99,872
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
50,000 5.625
(d)
05/01/2044
47,420
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
70,000 5.250
05/01/2043
70,003
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 3.250
06/15/2041
19,906
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
100,000 5.375
05/01/2044
96,063
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
St. Augustine Lakes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 520,000 5.375%
06/15/2042
$ 520,518
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
100,000 4.000
12/15/2036
89,167
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
150,000 4.000
08/01/2055
117,316
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
430,000 3.000
05/01/2031
401,071
Stonegate Preserve Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
275,000 4.375
06/15/2030
276,668
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
290,000 5.125
12/15/2030
298,668
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
50,000 3.300
(d)
11/01/2041
39,193
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
50,000 4.500
06/15/2039
49,428
Storey Creek Community Development District (NR/NR)
240,000 5.000
06/15/2032
248,310
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
06/15/2044
97,672
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
91,485
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000 2.875
(d)
06/15/2031
23,973
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
(d)
05/01/2044
96,419
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
75,000 3.450
05/01/2041
60,257
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
80,000 3.750
05/01/2040
67,833
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000 4.000
05/01/2033
44,177
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
50,000 3.375
05/01/2041
39,865
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
50,000 3.300
12/15/2041
39,496

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
$ 75,000 3.625%
(d)
05/01/2040
$ 64,950
Towns at Woodsdale Community Development District Capital
Improvement RB for Pasco County Series 2023 (NR/NR)
180,000 5.375
(d)
11/01/2030
184,780
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
615,000 5.400
05/01/2045
588,960
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
100,000 3.250
(d)
05/01/2030
97,216
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
155,000 2.375
(d)
11/01/2026
151,480
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
15,000 2.500
11/01/2026
14,687
50,000 3.000
11/01/2031
46,274
40,000 3.500
11/01/2041
32,260
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
100,000 3.375
11/01/2030
95,595
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
75,000 4.000
05/01/2042
64,574
Two Ridges Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2025 (NR/NR)
665,000 6.000
(h)
05/01/2055
666,905
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
200,000 5.750
05/01/2043
201,510
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 5.125
05/01/2042
97,475
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000 5.625
05/01/2044
49,518
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
85,000 3.375
05/01/2045
68,638
Varrea South Community Development District City of Plant City
Florida Capital Improvement RB, Series 2025 (NR/NR)
665,000 5.625
(d)
05/01/2045
659,047
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
75,000 5.125
05/01/2043
73,934
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
70,000 5.250
05/01/2043
69,133
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
250,000 3.625
05/01/2041
209,550
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
$ 15,000 3.600%
(d)
05/01/2041
$ 12,291
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
90,000 5.250
06/15/2043
90,060
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
115,000 4.125
05/01/2034
110,443
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
235,000 5.875
11/01/2029
240,989
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
85,000 3.750
05/01/2037
76,196
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
50,000 2.625
(d)
05/01/2030
46,885
50,000 3.000
(d)
05/01/2035
44,159
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
50,000 2.550
05/01/2031
45,901
100,000 2.850
05/01/2036
84,050
100,000 3.000
05/01/2041
77,009
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 5.125
05/01/2042
98,018
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
40,000 3.450
05/01/2042
31,392
Villamar Community Development District City of Winter Haven
Florida Special Assessment Bonds Series 2022 (NR/NR)
200,000 4.125
05/01/2052
160,635
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
670,000 4.000
05/01/2042
573,496
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.750
05/01/2040
89,368
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
100,000 5.500
05/01/2044
99,662
Waterford Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
Two (NR/NR)
50,000 5.200
05/01/2044
47,196
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
60,000 5.125
05/01/2042
57,777
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
125,000 4.000
(d)
05/01/2040
110,247
100,000 4.000
(d)
05/01/2051
79,032
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 2.400
05/01/2026
24,639
25,000 3.000
05/01/2031
23,306

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Port East Community Development District
$ 100,000 5.800%
(d)
05/01/2045
$ 100,143
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
70,000 4.625
05/01/2030
71,086
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
50,000 4.750
05/01/2039
47,670
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
60,000 3.500
05/01/2041
48,357
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
100,000 3.500
05/01/2041
80,596
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
65,000 4.875
05/01/2031
65,909
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
100,000 3.250
05/01/2041
80,730
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
145,000 4.625
05/01/2030
146,970
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
110,000 4.500
05/01/2030
111,778
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
150,000 4.250
(d)
06/15/2039
136,509
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
135,000 5.625
05/01/2042
137,448
Wind Meadows South Community Development District City
of Bartow, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
200,000 4.500
05/01/2030
202,369
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
10,000 2.400
05/01/2026
9,845
150,000 2.950
05/01/2031
138,209
75,000 3.350
05/01/2041
58,369
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.700
05/01/2040
84,648
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000 3.375
05/01/2041
19,795
47,291,135
Georgia - 2.5%
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
120,000 5.750
04/01/2053
125,886
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Burke County Pollution Control RB
First Series 2009 (A3/A/A-1)
$ 2,435,000 3.950%
(a)(b)
07/01/2049
$ 2,435,000
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
750,000 4.000
04/01/2050
645,567
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
130,000 5.000
(d)
01/01/2054
116,369
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
35,000 2.375
01/01/2031
32,359
Macon Water Authority Georgia Water and Sewer RB Series 2024
(Aa2/AA)
200,000 5.000
10/01/2054
204,759
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
975,000 4.000
(a)(b)
07/01/2052
984,166
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
500,000 4.000
(a)(b)
05/01/2052
502,629
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
365,000 5.000
(a)(b)
12/01/2053
384,582
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
100,000 4.000
(d)
11/01/2027
100,361
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4
Project J Bonds (A3/A)
100,000 5.000
07/01/2052
99,209
Private Colleges and Universities Authority Emory University RB,
Series 2025A (Aa2/AA)
300,000 5.250
09/01/2040
328,571
The Atlanta Development Authority Convertible Capital
Appreciation Economic Development Certificates for Gulch
Enterprise Zone Project Series 2024-1 (NR/NR)
550,000 0.000
(d)(f)
12/15/2048
480,661
The Atlanta Development Authority Senior RB for Westside Gulch
Area Project Series 2024A-1 (NR/NR)
125,000 5.000
(d)
04/01/2034
125,246
6,565,365
Guam - 0.6%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
100,000 5.250
10/01/2029
104,786
100,000 5.250
10/01/2030
105,675
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
200,000 5.250
10/01/2041
204,364
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
60,000 4.250
02/01/2030
59,510
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000 4.000
01/01/2042
398,329

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
$ 745,000 5.000%
01/01/2046
$ 738,762
1,611,426
Hawaii - 0.2%
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba2/NR)
100,000 3.200
07/01/2039
83,943
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba2/NR)
100,000 3.500
10/01/2049
75,450
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba2/NR)
250,000 3.100
05/01/2026
246,296
405,689
Idaho - 0.2%
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
275,000 5.000
09/01/2051
276,747
Idaho Health Facilities Authority St. Luke's Health System Project
RB  Series 2025A (NR/A)
250,000 4.375
03/01/2053
219,952
496,699
Illinois - 6.8%
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
1,010,000 5.000
12/01/2042
947,219
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
100,000 5.000
12/01/2039
98,508
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
175,000 5.000
12/01/2047
161,487
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
100,000 5.000
12/01/2034
99,838
750,000 5.000
12/01/2044
693,250
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
500,000 6.038
12/01/2029
491,443
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
100,000 7.000
12/01/2044
100,509
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
100,000 6.500
12/01/2046
100,989
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
975,000 5.000
12/01/2025
977,487
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
150,000 5.000
04/01/2045
147,665
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
100,000 5.000
12/01/2046
90,730
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
$ 210,000 5.000%
12/01/2036
$ 212,078
250,000 5.000
12/01/2038
249,111
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
500,000 4.000
12/01/2047
394,821
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
100,000 5.125
12/01/2032
100,019
City of Chicago GO Bonds Series 2021B (NR/BBB)
500,000 4.000
01/01/2038
453,595
City of Chicago GO Bonds Series 2023A (Baa3/BBB)
200,000 5.500
01/01/2043
201,037
City of Chicago GO Bonds Series 2024A (NR/BBB)
650,000 5.250
01/01/2045
632,149
City of Chicago GO Bonds, Series 2025E (NR/BBB)
500,000 6.000
01/01/2042
529,946
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
150,000 4.500
01/01/2048
137,393
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000 5.000
01/01/2042
123,680
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000 4.000
01/01/2042
91,002
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
85,000 5.000
11/01/2033
85,032
Illinois Finance Authority Depaul University RB Series 2016
(A1/A)
650,000 5.000
10/01/2041
646,129
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
125,000 5.500
(d)
08/01/2043
128,595
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
165,000 5.000
03/01/2040
153,802
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000 4.000
07/15/2047
217,788
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
475,000 6.125
(d)
04/01/2049
454,549
Illinois Finance Authority RB Illinois Institute of Technology Series
2025 RB Series 2025A (NR/BB+)
200,000 5.875
(d)
09/01/2046
193,956
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
25,000 5.000
05/15/2041
23,235
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000 5.000
05/15/2028
1,060,324
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000 4.000
(d)
10/01/2042
207,688
Illinois Finance Authority Revenue Project and Refunding Bonds
Series 2025A (NR/BB)
100,000 6.000
(d)
10/01/2045
99,297

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
$ 215,000 5.000%
09/01/2037
$ 221,282
Illinois Finance Authority State of Illinois Clean Water Initiative
Revolving Fund RB, Series 2020 (NR/AAA)
500,000 4.000
07/01/2038
486,760
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000 4.250
10/01/2039
198,126
150,000 4.700
10/01/2044
146,498
Illinois Housing Development Authority RB 2025 Series A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
500,000 4.750
10/01/2045
491,338
Illinois State GO Bonds Series 2017 D (A3/A-)
600,000 5.000
11/01/2028
621,420
Illinois State GO Bonds Series 2019 C (A3/A-)
1,000,000 4.000
11/01/2042
868,244
Illinois State GO Bonds Series 2020 (A3/A-)
50,000 5.500
05/01/2039
52,374
150,000 5.750
05/01/2045
155,702
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
375,000 5.000
10/01/2031
391,033
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
200,000 0.000
(e)
06/15/2033
145,738
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
25,000 0.000
(e)
06/15/2044
9,553
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
35,000 0.000
(e)
12/15/2056
6,216
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
375,000 0.000
(e)
12/15/2056
71,027
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
150,000 0.000
(e)
12/15/2054
29,915
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
800,000 0.000
(e)
12/15/2034
540,357
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AG) (A1/AA)
205,000 0.000
(e)
06/15/2045
74,049
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000 4.000
06/15/2052
24,379
State of Illinois GO Bonds Series 2016 (A3/A-)
1,000,000 4.000
06/01/2033
985,977
State of Illinois GO Bonds Series 2017 D (A3/A-)
30,000 3.250
11/01/2026
29,953
State of Illinois GO Bonds Series of December 2023C (A3/A-)
190,000 5.000
12/01/2045
189,895
State of Illinois GO Bonds Series of May 2024B (A3/A-)
370,000 5.000
05/01/2039
383,958
145,000 5.000
05/01/2041
147,866
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
$ 300,000 4.250%
12/01/2037
$ 288,521
Transportation Infrastructure Properties, LLC Trips Obligated
Group City of Chicago Chicago O'Hare International Airport
Senior Special Facilities RB Trips Obligated Group, Series
2025 (NR/BBB+)
800,000 5.500
07/01/2041
846,634
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba3/NR)
150,000 5.625
(d)
03/01/2043
146,755
17,857,921
Indiana - 0.5%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
200,000 4.875
(d)
01/01/2044
192,220
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
100,000 5.125
06/01/2058
96,670
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
400,000 4.125
12/01/2026
401,259
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
75,000 5.000
03/01/2040
76,933
250,000 4.250
03/01/2049
208,326
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
35,000 2.100
(a)(b)
11/01/2049
34,207
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
50,000 2.520
11/15/2026
48,350
50,000 2.920
11/15/2027
47,703
50,000 3.210
11/15/2028
47,151
50,000 3.260
11/15/2029
46,270
50,000 3.300
11/15/2030
45,275
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A)
85,000 4.000
09/01/2033
85,602
1,329,966
Iowa - 0.9%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
575,000 5.000
05/01/2042
538,504
Iowa Finance Authority Health Facilities RB Pella Regional Health
Center, Series 2025 (NR/NR)
265,000 5.250
12/01/2050
256,611
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
300,000 4.000
(a)(b)(g)
12/01/2032
320,086
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2016A (NR/NR)
105,000 5.000
05/15/2047
98,487
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
175,000 5.000
05/15/2043
169,221
300,000 5.000
05/15/2048
280,024

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
$ 250,000 4.500%
07/01/2044
$ 239,715
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
310,000 5.000
10/01/2034
325,869
2,228,517
Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
50,000 4.000
06/01/2036
45,480
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000 4.000
09/01/2036
196,425
241,905
Kentucky - 0.5%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
200,000 4.450
(d)
01/01/2042
185,070
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
150,000 2.125
10/01/2034
119,511
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
150,000 2.000
02/01/2032
128,066
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
75,000 4.000
06/01/2045
67,051
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
500,000 2.000
10/01/2033
415,396
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
215,000 5.000
10/01/2041
219,929
150,000 5.000
10/01/2042
151,887
1,286,910
Louisiana - 2.1%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
250,000 5.250
04/01/2055
253,597
Board of Commissioners of The Port of New Orleans, Louisiana
Port Facility  RB, Series 2025B (AMT) (AG) (A1/AA)
100,000 5.500
04/01/2051
103,281
Department of Water and Power of The City of Los Angeles Power
System Variable Rate Demand RB 2021 Subseries A-2 (A2/A)
300,000 4.000
10/01/2041
268,852
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
120,000 4.450
06/01/2027
120,318
250,000 5.000
06/01/2032
252,912
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
100,000 6.500
(d)
06/15/2038
101,400
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
$ 175,000 5.000%
(d)
11/15/2037
$ 173,651
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
250,000 3.500
11/01/2032
240,537
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
400,000 5.250
(a)(b)
12/01/2052
428,579
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
100,000 6.000
(d)
06/01/2037
100,274
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000 4.000
(d)
06/01/2041
79,678
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000 4.000
(d)
06/01/2041
79,678
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
950,000 5.000
05/15/2042
944,077
Louisiana Public Facilities Authority Senior Lien RB for I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
1,485,000 5.500
09/01/2054
1,511,665
Louisiana Public Facilities Authority Senior Lien RB I-10
Calcasieu River Bridge Public-Private Partnership Project
Series 2024 (AMT) (Baa3/NR)
600,000 5.500
09/01/2059
608,985
Parish School Board of the Parish of Lafayette State of Louisiana
Sales Tax RB, Series 2025 (NR/AA+)
240,000 5.500
04/01/2045
255,433
5,522,917
Maine - 0.4%
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
340,000 4.000
07/01/2050
290,974
Maine Health and Higher Education
Facilities Authority RB Series 2021A
375,000 4.000
07/01/2037
369,613
325,000 4.000
07/01/2041
302,843
Maine Health and Higher Educational Facilities Authority RB
Series 2024A (AGC) (Aa3/AA)
225,000 4.250
07/01/2054
201,780
1,165,210
Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
100,000 4.000
01/01/2039
94,069
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000 5.000
01/01/2037
176,350
City of Gaithersburg Economic Development Project RB Series
2022 (NR/NR)
100,000 5.125
01/01/2042
99,081

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
$ 75,000 4.000%
07/01/2040
$ 68,787
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
195,000 3.997
04/01/2034
139,892
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
250,000 5.625
07/01/2043
261,813
Maryland Health & Higher Educational Facilities Authority RB for
Maryland Institute College of Art Issue Series 2024 (NR/NR)
250,000 5.500
06/01/2047
252,966
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
100,000 5.500
(d)
05/01/2042
94,209
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
100,000 5.875
(d)
07/01/2043
99,929
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (A1/AA-)
700,000 0.000
(e)
05/01/2051
179,040
700,000 0.000
(e)
05/01/2052
169,600
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
150,000 5.000
09/01/2032
151,585
100,000 5.000
09/01/2035
100,363
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000 4.875
06/01/2042
97,731
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
175,000 5.125
(d)
07/01/2039
174,411
2,159,826
Massachusetts - 0.7%
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue Series 2025A (NR/BBB+)
340,000 5.500
08/15/2050
348,895
Massachusetts Development Finance Agency RB for CHF
Merrimack, Inc. Issue, Merrimack College Student Housing
Project Series 2024A (NR/BB)
100,000 5.000
(d)
07/01/2044
95,026
Massachusetts Development Finance Agency RB for Tufts
Medicine Issue Series 2024 E (NR/BBB-)
800,000 8.500
10/01/2026
804,315
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds, Lasell Village, Inc. Issue, Series
2025 (Baa3/NR)
500,000 6.000
07/01/2050
525,645
1,773,881
Michigan - 1.8%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
1,655,539 4.000
(a)
04/01/2044
1,293,765
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit GO Bonds Series 2020 (Baa1/BBB)
$ 205,000 5.500%
04/01/2045
$ 208,425
City of Detroit GO Bonds Series 2021 A (Baa1/BBB)
105,000 5.000
04/01/2034
111,108
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
50,000 2.711
04/01/2026
49,379
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa1/BBB)
75,000 5.000
04/01/2035
78,841
City of Kalamazoo Economic Development Corporation Limited
obligation RB for Revel Creek Project, Series 2020A
(Baa1/BBB)
300,000 5.250
05/01/2027
310,109
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000 4.000
(a)
04/01/2044
312,591
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
585,000 3.655
(c)
07/01/2032
577,069
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
100,000 4.000
02/01/2042
82,996
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/NR)
125,000 4.000
09/01/2050
91,868
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
225,000 5.000
06/01/2040
227,746
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
280,000 3.267
06/01/2039
261,471
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
3,505,000 0.000
(e)
06/01/2065
344,089
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000 4.250
12/31/2038
483,510
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
1,150,000 0.000
(e)
06/01/2058
31,700
Wayne County Airport Authority Airport RB Detroit Metropolitan
Wayne County Airport Airport Revenue Refunding Bonds,
Series 2015F (AMT) (A1/A+)
360,000 5.000
12/01/2032
360,745
4,825,412
Minnesota - 0.5%
City of  Apple Valley, Minnesota Senior Housing RB  Apple Valley
Senior Housing, Inc. Orchard Path Phase III Project, Series
2025A (NR/NR)
75,000 5.500
09/01/2055
74,064
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
75,000 4.000
07/01/2031
72,053
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital Of Duluth Obligated Group) Series
2022A (NR/AA-)
400,000 4.000
06/15/2036
403,044

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority Health Care Facilities
RB St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
$ 425,000 4.000%
06/15/2035
$ 431,252
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
25,000 4.000
(g)
03/01/2027
25,445
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
330,000 4.000
12/01/2026
333,466
1,339,324
Mississippi - 0.3%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB+)
200,000 2.375
06/01/2044
120,195
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
200,000 4.000
(d)
10/01/2041
155,961
Mississippi Home Corp. Single Family Mortgage RB Series 2025A
(GNMA/FNMA/FHLMC) (Aa1/NR)
500,000 4.800
12/01/2045
494,325
770,481
Missouri - 0.5%
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
100,000 5.000
05/15/2041
97,672
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Bjc Health System Series 2025A
(Aa2/AA)
500,000 4.000
04/01/2045
450,691
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
70,000 3.500
11/01/2040
64,020
100,000 4.250
11/01/2050
79,078
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
25,000 4.000
08/01/2036
22,989
25,000 4.000
08/01/2041
21,226
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
275,000 4.000
02/15/2038
262,776
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2046
92,996
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
100,000 5.000
(d)
10/01/2033
98,596
1,190,044
Montana - 0.2%
City of Kalispell Montana Revenue and Refunding Bonds
Immanuel Living at Buffalo Hill Project Series 2025B-1
(NR/NR)
275,000 4.625
05/15/2031
275,948
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Montana – (continued)
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
$ 250,000 4.400%
12/01/2049
$ 231,991
507,939
Nebraska - 0.2%
Nebraska Investment Finance Authority Single Family Housing RB
2025 Series A (GNMA/FNMA/FHLMC) (NR/AAA)
500,000 4.500
09/01/2045
477,058
a a
Nevada - 0.5%
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
50,000 3.125
06/01/2051
33,082
Clark County School District, Nevada GO Limited Tax Building
Bonds, Series 2025A (AG) (A1/AA)
500,000 3.000
06/15/2044
388,802
Director of The State of Nevada Department of Business and
Industry Senior Subordinated Secured RB Brightline West
Passenger Rail Project Series 2025A (NR/NR)
150,000 9.500
(a)(b)(d)
01/01/2065
142,048
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
95,000 4.000
09/01/2035
85,709
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
750,000 4.000
07/01/2049
640,066
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000 5.000
07/01/2040
100,986
1,390,693
New Hampshire - 0.2%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
500,000 3.000
08/15/2046
368,599
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
225,000 4.000
01/01/2041
192,635
561,234
New Jersey - 3.5%
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
140,000 4.000
07/01/2053
117,899
Jersey City Municipal Utilities Authority Hudson
County New Jersey Water RB, Series 2025D
(BAM MUN GOVT GTD) (Aa3/AA)
650,000 5.750
10/15/2051
714,132
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB)
665,000 5.250
09/15/2029
665,225
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
500,000 5.000
10/01/2047
480,581
New Jersey Health Care Facilities Financing Authority RB for St.
Joseph's Healthcare System Obligated Group Issue Series 2016
(Baa3/BBB-)
325,000 5.000
07/01/2041
321,005

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue
Series 2024A (A2/NR)
$ 230,000 4.125%
07/01/2054
$ 197,193
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds Inspira Health Obligated Group Issue,
Series 2024A (A2/NR)
280,000 5.250
07/01/2049
288,830
New Jersey Health Care Facilities Financing Authority Revenue
and Refunding Bonds RWJ Barnabas Health Obligated Group
Issue, Series 2024-A (A1/AA-)
60,000 5.250
07/01/2054
61,781
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000 0.000
(e)
12/15/2034
685,981
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
500,000 0.000
(e)
12/15/2035
331,116
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
2,450,000 0.000
(e)
12/15/2038
1,352,675
1,000,000 0.000
(e)
12/15/2039
517,838
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
70,000 5.000
12/15/2032
73,428
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
75,000 3.000
06/15/2050
52,659
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2024 Series CC (A2/A-)
650,000 5.250
06/15/2050
668,045
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
400,000 3.500
06/15/2046
317,673
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A2/A-)
685,000 4.000
06/15/2041
635,159
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
615,000 4.000
01/01/2043
566,160
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
100,000 4.500
01/01/2048
96,737
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
100,000 5.375
07/01/2053
100,350
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
100,000 5.000
01/01/2048
98,559
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
640,000 5.000
06/01/2046
616,578
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
200,000 6.750
(d)
12/01/2041
127,310
9,086,914
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico - 0.7%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
$ 660,000 3.875%
(a)(b)
06/01/2040
$ 669,199
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
200,000 1.800
04/01/2029
183,384
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000 3.900
(a)(b)
06/01/2040
384,681
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
250,000 4.700
09/01/2049
241,262
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
500,000 4.250
(d)
05/01/2040
450,808
1,929,334
New York - 6.7%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
150,000 5.250
04/01/2054
144,619
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
200,000 0.000
(e)
07/15/2044
73,843
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
615,000 5.000
07/15/2042
611,400
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2030
100,323
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
100,000 5.000
(d)
09/01/2044
92,518
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
100,000 5.000
(d)
12/01/2041
89,533
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
100,000 4.000
(d)
06/15/2041
83,872
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
100,000 4.000
(d)
06/15/2027
97,269
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
100,000 5.250
(d)
06/15/2043
97,974
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
100,000 6.500
(d)
07/01/2032
104,810
150,000 6.500
(d)
07/01/2042
149,654
100,000 6.500
(d)
07/01/2052
96,870
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
100,000 9.750
(d)
07/01/2032
99,290

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
$ 100,000 4.750%
06/15/2053
$ 90,061
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
100,000 4.250
(a)(b)
04/01/2042
100,727
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000 4.000
03/01/2050
250,983
Clinton County Capital Resource Corp. (A3/NR)
125,000 5.000
(d)
07/01/2037
131,312
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
450,000 5.250
07/01/2049
460,136
Dormitory Authority of The State of New York Northwell Health
Obligated Group RB Series 2024A (A3/A-)
100,000 5.250
05/01/2054
101,770
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
100,000 5.250
05/01/2044
100,252
100,000 5.500
05/01/2049
100,638
150,000 5.500
05/01/2056
149,763
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2025A
(Tax-Exempt) (Aa1/NR)
1,320,000 5.000
03/15/2055
1,338,134
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
800,000 0.000
(d)(e)
06/01/2060
31,289
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
250,000 5.000
12/01/2041
252,527
Metropolitan Transit Authority NY Revenue Variable Rate
Refunding Bonds Sub, Series 2005D-1 (Aa3/AA/A-1)
915,000 4.050
(a)(b)
11/01/2035
915,000
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A2/A-)
225,000 4.750
11/15/2045
219,215
125,000 5.000
11/15/2050
123,722
75,000 5.250
11/15/2055
75,475
Metropolitan Transportation Authority RB Refunding Series 2016
D (A2/A-)
175,000 5.250
11/15/2031
179,510
Metropolitan Transportation Authority RB Refunding Series 2017
D (A2/A-)
250,000 5.000
11/15/2032
258,899
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A2/A-)
100,000 5.000
11/15/2045
100,549
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Refunding Bonds, Series 2020B (Aa1/AA/A-1+)
1,250,000 3.900
(a)(b)
11/15/2046
1,250,000
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
2,255,000 0.000
(e)
06/01/2060
128,053
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000 3.000
01/01/2046
158,402
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable
Rate Fiscal 2021 Series EE Subseries EE-1 and EE-2
(Aa1/AA+/A-1)
$ 215,000 3.600%
(a)(b)
06/15/2045
$ 215,000
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2014 Subseries B-3
(Aa1/AAA/A-1)
100,000 3.900
(a)(b)
11/01/2042
100,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
3,500,000 0.000
(e)
06/01/2060
157,556
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
125,000 5.150
(d)
11/15/2034
125,007
225,000 5.375
(d)
11/15/2040
224,991
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
275,000 7.250
(d)
11/15/2044
275,176
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
1,000,000 5.000
(d)
11/15/2044
977,233
New York State Dormitory Authority RB for Brooklyn St. Joseph's
College Series 2021 (NR/NR)
225,000 4.000
07/01/2040
182,683
New York State Dormitory Authority RB New York University
2001 (AMBAC) (Aa2/AA-)
100,000 5.500
07/01/2040
113,131
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B3/B-)
200,000 5.000
07/01/2035
195,215
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
250,000 4.000
09/01/2037
238,971
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000 2.750
(a)(b)
09/01/2050
248,994
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
75,000 4.000
12/01/2040
71,377
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
400,000 5.000
01/01/2027
405,883
190,000 5.000
01/01/2033
193,062
100,000 4.000
01/01/2036
93,780
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
100,000 5.000
10/01/2035
101,645
400,000 5.000
10/01/2040
397,818
795,000 4.375
10/01/2045
708,887
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
25,000 2.500
10/31/2031
21,587
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
100,000 5.000
07/01/2034
100,102
200,000 5.000
07/01/2046
193,634

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
$ 225,000 6.000%
06/30/2054
$ 232,423
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
200,000 5.000
06/30/2049
196,856
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa2/BBB-)
250,000 6.000
04/01/2035
271,939
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
205,000 5.250
08/01/2031
209,543
15,000 5.375
08/01/2036
15,295
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
215,000 5.000
08/01/2026
215,004
New York Transportation Development Corporation Special
Facilities  RB, Series 2024  (AMT) (AG) (A1/AA)
625,000 5.000
06/30/2054
605,512
Niagara Area Development Corporation Tax-Exempt RB for
Catholic Health System, Inc. Project Series 2022 (B3/B-)
100,000 5.000
07/01/2052
92,088
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
100,000 4.000
12/01/2049
86,783
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
135,000 3.000
07/01/2044
82,776
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
250,000 4.000
07/01/2035
207,375
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
325,000 4.250
05/01/2052
284,723
285,000 5.000
05/01/2052
282,376
The City of New York GO Bonds Fiscal 2014 Series I, Subseries
I-3 (NR/AA/A-1)
145,000 3.600
(a)(b)
03/01/2044
145,000
The City of New York GO Bonds Fiscal 2019, Series D Subseries
D-4 (Aa2/AA/A-1+)
110,000 3.900
(a)(b)
12/01/2047
110,000
The Port Authority of New York and New Jersey Consolidated
Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000 4.000
07/15/2046
370,409
100,000 5.000
07/15/2056
98,292
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
250,000 5.500
07/01/2055
253,056
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
$ 100,000 5.250%
05/15/2059
$ 103,432
17,563,006
North Carolina - 0.5%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
100,000 5.500
07/01/2052
102,723
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
200,000 5.250
07/01/2053
201,870
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
200,000 5.000
12/31/2037
200,083
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn at
Maryfield Series 2015 (NR/NR)
370,000 5.000
10/01/2035
360,731
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
50,000 4.000
09/01/2041
43,401
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
75,000 4.000
03/01/2036
71,327
100,000 4.000
03/01/2051
78,169
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
150,000 4.000
09/01/2041
132,457
1,190,761
Ohio - 2.9%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
1,200,000 5.000
06/01/2055
1,023,032
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
1,000,000 0.000
(e)
06/01/2057
92,769
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB)
280,000 5.375
09/15/2027
280,140
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
125,000 7.000
(d)
07/01/2053
122,063
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
85,000 5.000
05/15/2032
84,573
310,000 5.375
05/15/2037
305,910
County of Cuyahoga Ohio Hospital RB for The Metrohealth
System Series 2017 (Baa2/BBB)
175,000 5.500
02/15/2052
171,235
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
200,000 5.000
07/01/2035
204,967
225,000 5.000
07/01/2036
228,252

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
$ 200,000 4.000%
07/01/2040
$ 170,468
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
150,000 5.250
11/15/2040
145,455
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba1/BB)
600,000 5.250
11/15/2048
577,724
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000 5.000
11/01/2052
503,740
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
625,000 5.250
02/15/2047
601,463
425,000 5.000
02/15/2052
390,078
100,000 5.000
02/15/2057
92,209
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
170,000 3.750
12/01/2038
139,080
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
250,000 4.250
(a)(b)
11/01/2039
252,639
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
750,000 4.250
(a)(b)
11/01/2040
758,333
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (NR/BBB-)
100,000 3.375
(a)
08/01/2029
97,307
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
100,000 5.000
12/01/2042
95,878
100,000 5.000
12/01/2045
93,006
Ohio Housing Finance Agency Residential Mortgage RB
2024 Series B Mortgage-Backed Securities Program
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
280,000 4.650
09/01/2049
268,253
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
100,000 5.000
01/15/2050
99,821
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
100,000 5.000
01/15/2040
101,516
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
100,000 4.375
(a)(b)
06/15/2056
98,582
Port of Greater Cincinnati Development Authority Ohio Tax
Increment Financing RB Series 2024 (NR/NR)
65,000 5.000
12/01/2044
62,210
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
100,000 4.250
(d)
12/01/2050
89,719
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
200,000 5.000
12/01/2046
181,877
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
100,000 5.000
05/01/2041
101,723
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
$ 175,000 4.000%
01/01/2038
$ 162,573
7,596,595
Oklahoma - 0.7%
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
500,000 5.000
09/01/2035
513,781
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba2/BB)
35,000 5.000
08/15/2038
35,236
50,000 5.500
08/15/2057
48,938
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba2/BB)
375,000 5.500
08/15/2052
369,938
The Oklahoma Development Finance Authority Health System RB
for Ou Medicine Project Series 2018B (Ba2/BB)
250,000 5.250
08/15/2043
249,274
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
375,000 6.250
12/01/2035
414,201
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
145,000 6.750
05/01/2040
145,397
1,776,765
Oregon - 0.0%
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
125,000 5.000
11/15/2051
101,201
a a
Pennsylvania - 2.9%
Adams County General Authority RB for The Brethren Home
Community Project Series 2024A (NR/NR)
225,000 5.000
06/01/2044
218,804
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000 5.250
09/01/2035
88,479
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
75,000 5.125
05/01/2030
78,805
Allentown Neighborhood Improvement Zone Development
Authority Senior Tax RB for Waterfront - 30 E. Allen Street
Project Series 2024A (NR/NR)
100,000 5.250
(d)
05/01/2032
101,718
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba3/NR)
250,000 5.000
(d)
05/01/2042
245,357
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/B+)
275,000 4.000
07/01/2051
213,507
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
100,000 4.000
03/01/2042
80,325
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
860,000 5.250
11/15/2042
895,778

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/B-)
$ 100,000 5.875%
(d)
10/15/2040
$ 77,185
200,000 6.250
(d)
10/15/2053
144,287
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
100,000 5.000
(d)
07/01/2031
105,395
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
100,000 5.000
03/01/2040
90,114
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000 5.000
03/01/2050
200,876
Lancaster Municipal Authority Healthcare Facilities RB for Garden
Spot Village Project Series B of 2024 (NR/NR)
400,000 5.000
05/01/2054
382,674
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
250,000 4.000
03/01/2038
220,770
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
150,000 5.250
07/01/2044
136,669
Monroe County Industrial Development Authority Special
Obligation Revenue Refunding Bonds Tobyhanna Township
Project, Series of 2025 (Tax-Exempt) (NR/NR)
100,000 5.000
07/01/2031
102,073
Montgomery County Higher Education and Health Authority,
175,000 5.000
04/01/2030
174,924
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
100,000 5.000
11/15/2045
97,923
Northampton County General Purpose Authority Hospital  RB,
Series 2024-B (Aa2/NR)
1,435,000 3.950
(a)(b)
08/15/2054
1,435,000
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
250,000 5.000
12/31/2057
243,704
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
350,000 5.750
06/30/2048
360,698
100,000 5.250
06/30/2053
100,021
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
100,000 4.000
04/15/2036
97,785
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
100,000 5.125
06/15/2042
94,970
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB)
100,000 5.000
(d)
06/15/2033
98,972
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
420,000 5.000
01/01/2038
418,075
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
$ 100,000 5.000%
10/01/2049
$ 81,768
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 A-4 (NR/NR)
35,000 7.000
06/30/2039
30,705
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-1 (NR/NR)
136,000 0.000
(f)
06/30/2044
98,197
The Berks County Municipal Authority RB for Tower Health
Project Series 2024 B-2 (NR/NR)
18,000 0.000
(f)
06/30/2044
10,227
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-1 (NR/NR)
63,000 8.000
06/30/2034
64,282
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-2 (NR/NR)
50,000 6.000
06/30/2034
52,911
The Berks County Municipal Authority RB for Tower Health
Project Series 2024A-3 (NR/NR)
723,000 5.000
06/30/2039
667,418
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
30,000 6.000
(d)
07/01/2029
29,882
7,540,278
Puerto Rico - 8.4%
GDB Debt Recovery Authority Bonds (NR/NR)
322,478 7.500
08/20/2040
308,870
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406 5.250
07/01/2038
91,428
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
500,000 5.000
(d)
07/01/2035
513,653
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
250,000 5.000
(d)
07/01/2037
257,051
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
750,000 5.000
(d)
07/01/2047
727,850
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
600,000 4.000
(d)
07/01/2042
521,068
Puerto Rico Commonwealth GO Bonds (NR/NR)
608,694 0.010
(a)(f)(i)
11/01/2043
374,347
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
569,044 0.010
(a)(f)(i)
11/01/2051
304,438
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
539,676 0.010
(a)(f)(i)
11/01/2051
340,670
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
322,380 5.625
07/01/2029
340,049
755,281 5.750
07/01/2031
814,665
764,493 0.000
(e)
07/01/2033
528,517
322,248 4.000
07/01/2033
314,395
132,356 4.000
07/01/2035
127,438
223,596 4.000
07/01/2037
213,032
729,448 4.000
07/01/2041
648,245
435,624 4.000
07/01/2046
372,204

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
$ 200,000 5.000%*
07/01/2042
$ 109,250
250,000 5.050 *
07/01/2042
136,563
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
50,000 7.000 *
07/01/2033
27,312
150,000 7.000 *
07/01/2040
81,938
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
100,000 5.250 *
07/01/2031
54,625
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
250,000 5.250 *
07/01/2026
136,562
340,000 5.250 *
07/01/2027
185,725
415,000 5.000 *
07/01/2028
226,694
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
100,000 5.000 *
07/01/2032
54,625
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
675,000 5.250 *
07/01/2040
368,719
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
145,000 4.250 *
07/01/2020
79,206
50,000 5.250 *
07/01/2026
27,313
Puerto Rico Electric Power Authority RB Series TT (NR/NR)
175,000 5.000 *
07/01/2037
95,594
Puerto Rico Industrial Tourist, Educational Medical and
Environmental Control Facilities Financing Authority Afica
Dock and Wharf RB forward Delivery Collectively The “Series
2023 Bonds” (NR/BBB-)
150,000 6.500
01/01/2041
166,345
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
775,000 4.550
07/01/2040
742,845
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
3,673,000 4.329
07/01/2040
3,446,464
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
127,000 0.000
(e)
07/01/2027
117,369
451,000 0.000
(e)
07/01/2031
351,876
599,000 0.000
(e)
07/01/2033
425,776
2,576,000 0.000
(e)
07/01/2046
815,685
1,097,000 0.000
(e)
07/01/2051
254,551
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
942,000 4.329
07/01/2040
883,901
19,000 4.536
07/01/2053
16,506
2,929,000 4.784
07/01/2058
2,669,114
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
1,208,000 4.500
07/01/2034
1,207,940
470,000 4.750
07/01/2053
432,103
2,210,000 5.000
07/01/2058
2,077,683
21,990,204
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Rhode Island - 0.4%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AG) (A1/AA)
$ 150,000 5.250%
09/15/2043
$ 157,104
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
495,000 5.250
05/15/2054
490,429
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
250,000 5.000
10/01/2042
254,920
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000 4.450
10/01/2044
193,318
1,095,771
South Carolina - 0.9%
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
100,000 3.625
(d)
11/01/2031
88,196
100,000 3.750
(d)
11/01/2036
80,043
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
100,000 5.125
(d)
06/15/2042
91,486
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
250,000 4.000
11/01/2042
227,855
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group, Series
2024A (A1/A+)
295,000 5.250
11/01/2044
303,741
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
480,000 5.750
12/01/2047
510,681
South Carolina State Housing Finance and Development
Authority Mortgage RB, Series 2025 B
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
585,000 5.000
07/01/2050
580,764
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
795,000 3.000
04/15/2049
572,770
2,455,536
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
50,000 4.000
08/01/2051
38,595
a a
Texas - 10.6%
Aldine independent School District Harris County Texas UT
Refunding Bonds Series 2024A (PSF-GTD) (Aaa/AAA)
1,000,000 3.000
02/15/2042
804,815
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000 4.250
(d)
06/15/2039
139,652
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
100,000 5.625
08/15/2052
76,500

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
$ 175,000 4.000%
(a)(b)
02/01/2054
$ 179,145
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
301,000 3.750
(d)
09/15/2031
277,934
157,000 4.500
(d)
09/15/2031
149,542
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.750
(d)
09/01/2042
101,865
City of Anna Special Assessment RB for Meadow Vista Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
100,000 4.875
(d)
09/15/2031
100,220
City of Anna Special Assessment RB for Woods at Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
100,000 5.625
(d)
09/15/2043
100,634
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
250,000 5.000
09/01/2045
254,382
City of Aubrey Texas A Municipal Corp. of The State of Texas
Located in Denton County Special Assessment RB Series 2025
(Duck Point Public Improvement District) (NR/NR)
250,000 5.375
(d)
12/31/2045
234,265
City of Boyd Texas, A Municipal Corporation of The State of Texas
Located in Wise County Special Assessment  RB, Series 2025
(NR/NR)
100,000 5.625
(d)
09/15/2045
100,329
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
215,000 5.000
(d)
09/01/2033
213,278
City of Buda Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
100,000 5.750
(d)
09/01/2033
99,156
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
50,000 3.375
(d)
09/01/2041
39,288
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 4.250
(d)
09/01/2041
42,858
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
100,000 4.875
(d)
09/01/2042
92,886
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
433,000 4.375
09/01/2030
433,309
167,000 4.875
(d)
09/01/2030
169,277
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000 3.625
(d)
09/01/2032
89,702
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding and Improvement Bonds, Series 2025
374,000 4.750
09/01/2054
350,741
City of Celina Texas Special Assessment RB Series 2025 (NR/NR)
100,000 5.500
(d)
09/01/2045
96,903
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
$ 100,000 5.375%
(d)
09/01/2043
$ 97,025
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area 1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
77,615
85,000 5.000
09/01/2045
84,011
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Sutton Fields II Public
Improvement District Major Improvement Area Project
(BAM) (NR/AA)
100,000 5.000
09/01/2034
107,585
100,000 5.000
09/01/2037
104,568
100,000 5.000
09/01/2040
101,870
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Major Improvement Area Project (BAM) (NR/AA)
100,000 5.000
09/01/2038
103,486
125,000 5.000
09/01/2045
123,546
City of Celina, Collin and Denton Counties Special Assessment
Refunding RB, Series 2024 Wells South Public Improvement
District Neighborhood Improvement Area #1 Project
(BAM) (NR/AA)
75,000 5.000
09/01/2038
77,615
125,000 5.000
09/01/2045
123,546
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
530,000 5.500
(d)
09/15/2032
545,944
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
268,000 4.625
(d)
09/01/2027
269,303
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #2 Project
Series 2024 (NR/NR)
50,000 5.000
(d)
09/01/2044
46,148
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
300,000 5.375
(d)
09/01/2043
298,152
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 3.375
(d)
08/15/2030
92,046
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
100,000 3.375
(d)
08/15/2031
91,810
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
317,000 5.875
(d)
08/15/2042
308,243
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
75,000 4.250
(d)
08/15/2042
67,006
City of Garland, Texas
730,000 5.000
03/01/2043
753,962

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
$ 100,000 3.625%
(d)
09/15/2027
$ 98,419
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB)
200,000 5.000
07/15/2028
201,029
City of Houston Higher Education Finance Corp. University RB
Houston Christian University Project Series 2025 (NR/BBB-)
100,000 5.125
10/01/2051
93,392
City of Houston Texas Airport System Special Facilities RB
Continental Airlines Inc Terminal Improvement Projects,
Series 2011  (AMT) (Ba3/BB)
175,000 6.500
07/15/2030
175,481
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
519,000 3.625
(d)
09/01/2041
414,950
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
100,000 3.500
(d)
09/01/2041
79,176
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
100,000 3.875
(d)
09/01/2041
83,170
City of Hutto Texas A Municipal Corp. of
The State of Texas Located in Williamson
County Special Assessment RB Series 2025
390,000 5.125
(d)
09/01/2045
367,260
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
100,000 3.375
(d)
09/01/2031
94,587
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
200,000 4.125
(d)
09/01/2041
174,399
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
188,000 4.875
(d)
09/01/2030
188,485
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
177,000 4.750
(d)
09/01/2033
175,570
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000 2.500
09/15/2039
349,383
City of Lowry Crossing Texas, A Municipal Corporation of The
State of Texas Located in Collin County Special Assessment
RB Series 2025 (NR/NR)
125,000 4.750
(d)
09/15/2035
125,507
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
100,000 5.375
(d)
09/15/2044
98,221
City of Manor Texas A Municipal Corporation of The State of
Texas Located in Travis County Special Assessment RB, Series
2025 (NR/NR)
100,000 6.000
(d)
09/15/2036
100,575
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
310,000 5.000
(d)
09/15/2027
313,576
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
$ 50,000 2.500%
09/15/2035
$ 41,949
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
100,000 4.750
(d)
09/01/2030
101,079
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
122,000 5.500
(d)
09/01/2043
122,085
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
75,000 5.125
(d)
09/01/2052
68,406
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
100,000 3.875
(d)
09/15/2041
83,667
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
100,000 5.250
(d)
09/15/2042
97,291
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
150,000 6.000
(d)
09/15/2042
146,455
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
50,000 6.125
(d)
09/01/2043
51,223
City of Mustang Ridge Texas Special Assessment RB, Series 2025
(NR/NR)
706,000 5.875
(d)
09/01/2045
711,581
City of Oak Point Texas A Municipal Corporation of The State
of Texas Located in Denton County Special Assessment RB
Series 2024 (NR/NR)
100,000 5.350
(d)
09/15/2044
94,867
City of Oak Point Texas Special Assessment RB Series 2024
(NR/NR)
100,000 5.100
(d)
09/15/2044
92,429
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
100,000 5.750
(d)
09/15/2032
103,936
100,000 5.500
(d)
09/15/2042
97,445
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
100,000 5.500
(d)
09/15/2042
97,445
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
249,000 5.375
(d)
09/15/2027
250,172
410,000 5.625
(d)
09/15/2032
425,307
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.375
(d)
09/15/2051
96,491

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
$ 125,000 4.000%
(d)
09/15/2051
$ 95,770
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000 4.250
(d)
09/01/2042
44,058
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
100,000 4.875
09/01/2039
98,344
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
25,000 3.375
(d)
09/01/2041
19,302
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
75,000 5.125
(d)
09/01/2042
71,090
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 7.000
(d)
09/01/2043
100,492
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 6.250
(d)
09/01/2043
103,562
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
100,000 5.125
(d)
09/01/2043
94,423
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
100,000 3.750
(d)
09/01/2040
83,125
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
36,719
City of Princeton Texas A Municipal Corp. of The State of Texas
Located In Collin County Special Assessment RB Series 2025
244,000 5.375
(d)
09/01/2045
234,803
City of Princeton Texas A Municipal Corporation of The State
of Texas Located In Collin County Special Assessment  RB,
Series 2025 (NR/NR)
200,000 4.500
(d)
09/01/2032
200,699
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
409,000 3.375
(d)
09/15/2041
311,798
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
25,000 2.625
(d)
09/15/2025
24,913
50,000 3.375
(d)
09/15/2030
46,861
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
400,000 4.875
(d)
09/15/2040
368,300
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
100,000 6.375
(d)
09/15/2053
100,662
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
100,000 3.250
(d)
09/15/2030
92,410
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
$ 291,000 4.625%
(d)
09/01/2032
$ 288,367
City of Seagoville Texas Special Assessment RB, Series 2025
(NR/NR)
894,000 6.000
(d)(h)
09/15/2054
896,486
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
250,000 6.625
(d)
09/01/2052
254,612
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
302,000 5.125
(d)
08/15/2032
309,123
City of Wharton, Texas Special Assessment  RB, Series 2025
(Wharton Public Improvement District No. 2 Phase #1 Project
and Phase #2 Project) (NR/NR)
100,000 5.750
(d)(h)
09/15/2045
99,955
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
300,000 5.000
08/15/2040
314,341
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
37,368
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
25,000 2.500
10/01/2031
21,753
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
100,000 4.500
(d)
09/01/2041
89,233
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
100,000 5.000
08/15/2047
98,424
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Improvement Area #1
Project (NR/NR)
100,000 4.500
(d)
12/31/2035
100,360
Denton County Texas Special Assessment RB Series 2025 Green
Meadows Public Improvement District Major Improvement
Area Project (NR/NR)
100,000 5.000
(d)
12/31/2035
100,700
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 5.000
(d)
08/15/2044
88,182
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
75,000 3.125
08/15/2036
60,093
70,000 3.250
08/15/2041
50,056
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
500,000 4.050
(a)(b)
11/01/2050
489,372
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
283,000 4.875
(d)
09/15/2032
281,379

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
$ 150,000 5.000%
07/15/2027
$ 150,631
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
320,000 2.250
09/01/2030
280,522
Longview Independent School District, A Political Subdivision of
The State of Texas Located In Gregg County Texas Unlimited
Tax School Building Bonds Series 2024 (PSF-GTD) (Aaa/NR)
295,000 4.000
02/15/2049
258,698
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
135,000 4.250
05/01/2030
138,564
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
100,000 4.625
(d)
10/01/2031
100,139
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
65,000 5.250
02/15/2030
65,341
Montgomery County Texas A Political Subdivision of the State of
Texas Special Assessment RB Series 2025 (NR/NR)
100,000 5.500
09/15/2054
93,989
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
125,000 4.000
(d)
08/15/2036
114,258
New Hope Cultural Education Facilities Finance Corp. Education
RB Jubilee Academic Center 2024A and Taxable Education
RB 2024B (NR/BB+)
125,000 4.500
(d)
08/15/2044
109,148
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
225,000 5.500
01/01/2057
207,755
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
100,000 3.000
(d)
09/15/2026
98,487
300,000 3.625
(d)
09/15/2031
281,259
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
200,000 0.000
(e)
01/01/2037
125,108
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
1,725,000 4.000
01/01/2040
1,558,322
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
100,000 1.875
(d)
01/01/2026
98,783
150,000 2.500
(d)
01/01/2030
138,218
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
175,000 3.000
(d)
01/01/2050
111,141
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
500,000 4.100
(d)
01/01/2028
442,428
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
100,000 5.000
(d)
01/01/2039
95,548
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
$ 200,000 10.000%
(d)
07/01/2026
$ 202,063
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
50,000 4.500
04/01/2030
50,260
75,000 5.000
04/01/2038
75,336
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
100,000 5.000
10/01/2044
98,392
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000 4.250
08/15/2053
110,807
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
1,200,000 3.713
(c)
09/15/2027
1,200,625
Texas Municipal Gas Acquisition and Supply Corp. V Gas Supply
RB Series 2024 (A1/NR)
700,000 5.000
(a)(b)
01/01/2055
744,065
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 5.250
(d)
09/15/2042
198,092
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
100,000 5.000
09/01/2044
94,530
Upper Trinity Regional Water District (BAM) (NR/AA)
420,000 5.250
(h)
08/01/2042
443,016
Upper Trinity Regional Water District Regional Treated Water
Supply System Revenue Refunding Bonds, Series 2025
(BAM) (NR/AA)
255,000 5.250
(h)
08/01/2041
271,558
450,000 5.250
(h)
08/01/2043
470,949
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
100,000 3.000
09/01/2034
87,918
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
50,000 2.875
12/01/2030
45,478
27,703,733
Utah - 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
500,000 3.500
(d)
03/01/2036
446,570
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
100,000 5.625
(d)
12/01/2053
98,874
Downtown Revitalization Public Infrastructure District Second
Lien Sales Tax RB Seg Redevelopment Project, Series 2025B
(AG) (A1/AA)
650,000 5.250
06/01/2043
676,072

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Mida  Cormont Public Infrastructure District Limited Tax GO
Convertible Capital Appreciation Bonds Series 2025A-2
(NR/NR)
$ 500,000 0.000%
(d)(f)
06/01/2055
$ 407,074
Mida Mountain Village Public Infrastructure District Subordinate
Tax Allocation RB Series 2024-2 (NR/NR)
500,000 5.750
(d)
06/15/2044
498,822
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
250,000 5.750
(d)
06/15/2052
235,877
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
100,000 4.000
(d)
07/15/2037
84,473
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
145,000 4.000
(d)
06/15/2041
114,912
2,562,674
Vermont - 0.1%
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
150,000 5.000
(a)(b)(d)
06/01/2052
151,529
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000 5.500
(d)
10/01/2043
153,482
305,011
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
50,000 5.000
10/01/2039
49,068
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
275,000 5.000
09/01/2043
280,648
329,716
Virginia - 0.6%
City of Virginia Beach Development
Authority Residential Care Facility RB
195,000 7.000
09/01/2053
213,275
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College Series 2025
(NR/BBB+)
100,000 5.500
04/01/2045
99,260
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
120,000 5.000
(a)(b)
05/01/2043
121,752
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
305,000 0.000
(e)
06/01/2047
77,005
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
200,000 5.375
09/01/2029
201,924
Virginia College Building Authority Educational Facilities RB
Regent University Project, Series 2025 (NR/BBB)
100,000 6.000
(h)
06/01/2050
105,485
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
$ 250,000 3.100%
12/01/2045
$ 190,476
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
125,000 5.000
12/31/2052
122,909
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
500,000 4.000
01/01/2048
413,913
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
50,000 5.000
12/31/2052
47,193
1,593,192
Washington - 0.8%
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000 5.000
05/01/2042
215,188
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
225,000 5.000
04/01/2039
228,014
Public Hospital District No. 2 Quincy Valley Medical Center UT
GO Bonds 2024 (Baa1/NR)
100,000 5.500
12/01/2044
101,416
Spokane County Washington Airport RB Series 2024B
(AMT) (A2/A)
210,000 5.250
01/01/2041
219,017
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
340,000 5.000
08/01/2038
346,336
Washington State Convention Center Public Facilities District RB
Series 2018 (A3/BBB+)
950,000 5.000
07/01/2048
929,507
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
100,000 5.625
(d)
07/01/2038
107,546
2,147,024
West Virginia - 0.7%
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
95,000 4.125
(d)
06/01/2043
79,489
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
380,000 3.375
(a)(b)
03/01/2040
379,171
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
145,000 5.125
09/01/2042
150,647
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
150,000 5.500
09/01/2048
157,878
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa3/BBB)
1,000,000 5.000
01/01/2043
967,772
1,734,957

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin - 2.1%
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
$ 100,000 5.875%
(d)
06/01/2052
$ 94,121
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
25,000 6.375
(d)
07/01/2043
25,240
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
510,000 5.000
(d)
06/15/2041
446,900
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
100,000 5.000
06/15/2044
95,483
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
360,000 5.000
(d)
06/15/2032
362,251
Public Finance Authority Education RB Mater Academy of Nevada
- East Las Vegas Campus Project Series 2024A (NR/BB)
100,000 5.000
(d)
12/15/2039
95,921
100,000 5.000
(d)
12/15/2044
90,991
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000 5.000
(d)
01/01/2042
175,207
Public Finance Authority Education Revenue Refunding Bonds for
Pinecrest Academy of Nevada—Sloan Canyon Campus Project
Series 2024A (NR/BB+)
100,000 4.500
(d)
07/15/2049
85,738
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Ba1/BB+)
220,000 4.300
11/01/2030
218,943
Public Finance Authority Limited Obligation Grant RB
625,000 6.750
(d)
08/01/2031
560,938
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
50,000 5.000
(d)
12/01/2045
44,803
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
100,000 5.000
(d)
06/01/2061
71,943
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000 4.000
(d)
03/01/2030
72,704
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
250,000 5.625
(d)
06/01/2050
244,911
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
290,000 6.500
(d)
06/01/2045
249,122
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
100,000 5.350
12/01/2045
100,497
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB-)
100,000 6.000
(d)
07/01/2031
91,444
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
400,000 5.500
(d)
06/01/2040
403,102
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
200,000 5.250
11/15/2055
200,467
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB-)
$ 150,000 4.500%
(d)
07/01/2048
$ 110,024
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
25,000 6.125
(d)
10/01/2049
21,346
Public Finance Authority Student Housing RB KSU Bixby Real
Estate Foundation Llc Project Senior Series 2025A (Baa1/NR)
100,000 5.250
06/15/2050
100,312
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
50,000 4.000
(d)
07/01/2041
42,168
150,000 4.000
(d)
07/01/2051
114,623
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
150,000 5.375
(d)
12/15/2032
149,995
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
35,000 3.000
12/01/2031
29,474
75,000 4.000
12/01/2041
54,389
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
370,000 5.000
(d)
08/01/2027
375,575
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
175,000 2.100
(b)(c)
08/15/2054
173,544
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
250,000 4.500
02/15/2054
236,063
Wisconsin Health and Educational Facilities
Authority Senior Living  RB, Series 2025
(Chiara Housing and Services, Inc. Project) (NR/NR)
100,000 6.375
07/01/2045
102,400
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
300,000 5.000
02/01/2042
301,293
5,541,932
TOTAL MUNICIPAL BONDS
(Cost $270,705,067)
260,011,125
a
Corporate Bonds - 0.4%
Healthcare-Services - 0.0%
Toledo Hospital RB Series 2022 B
75,000 5.325% 11/15/28 74,765
Real Estate - 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020
47,738 9.750%
(d)(j)
12/01/39 41,613
Benloch Ranch Improvement Association No. 1 Series 2021
47,748 9.750
(d)(j)
12/01/39 41,622
Benloch Ranch Improvement Association No. 2
700,000 10.000
(d)(j)
12/01/51 544,103

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Bonds – (continued)
Brixton Park Improvement Association No. 1 Series
$ 600,658 6.875%
(d)(j)
12/01/51 $ 520,908
1,148,246
TOTAL CORPORATE BONDS
(Cost $1,433,889)
1,223,011
TOTAL INVESTMENTS - 99.8%
(Cost $272,138,956)
$ 261,234,136
OTHER ASSETS IN EXCESS
OF LIABILITIES - 0.2%
415,557
NET ASSETS - 100.0%
$ 261,649,693
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2025.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Zero coupon bond until next reset date.
(g) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h) When-issued security.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
ST AID
WITHHLDG
-
State Aid Withholding
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
FUTURES CONTRACTS
— At June 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
U.S. Treasury Ultra Bond 32 09/19/25 $ 3,807,000 $ 153,158

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.2%
Alabama - 2.2%
Alabama Federal Aid Highway Finance Authority Special
Obligation RB Series 2016A (NR/NR)
$ 10,000,000 5.000%
(a)
09/01/2026
$ 10,263,406
Alabama Federal Aid Highway Finance Authority Special
Obligation RB Series 2025B (Aa2/AAA)
5,000,000 5.000
09/01/2030
5,529,100
Alabama Housing Finance Authority Multifamily Housing RB for
Cooper Green Homes Project Series 2024 C (Aa1/NR)
1,000,000 5.000
(b)(c)
02/01/2029
1,048,067
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
24,725,000 4.000
(b)(c)
12/01/2049
24,746,545
Black Belt Energy Gas District Gas Supply RB Series 2022
(Aa1/NR)
17,060,000 4.000
(b)(c)
07/01/2052
17,202,668
Chatom Industrial Development Board Gulf Opportunity Zone
Refunding Bonds for Powersouth Energy Cooperative Projects
Series 2020 (AGM) (A1/AA)
425,000 5.000
08/01/2025
425,471
550,000 5.000
08/01/2027
570,670
485,000 5.000
08/01/2028
511,125
485,000 5.000
08/01/2029
516,926
425,000 5.000
08/01/2030
457,876
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
675,000 5.000
11/15/2025
678,620
1,430,000 5.000
11/15/2026
1,465,234
1,480,000 5.000
11/15/2027
1,535,833
2,750,000 5.000
11/15/2028
2,888,896
1,335,000 5.000
11/15/2029
1,415,765
Houston County Healthcare Authority Hospital RB for Southeast
Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000 5.000
10/01/2030
2,011,306
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
1,000,000 5.000
10/01/2025
1,004,193
1,250,000 5.000
10/01/2026
1,280,462
1,000,000 5.000
10/01/2027
1,043,290
1,000,000 5.000
10/01/2028
1,059,949
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
8,590,000 5.000
(b)(c)
01/01/2054
9,048,394
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,260,000 5.250
(b)(c)
12/01/2053
3,493,732
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
6,230,000 3.650
(b)
06/01/2028
6,305,436
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project, Series 2007-A (A1/A) (PUTABLE)
4,500,000 3.375
(b)(c)
06/01/2034
4,520,019
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
2,530,000 3.780
(b)(c)
06/01/2034
2,535,193
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Industrial Development Board of The City of Selma Gulf
Opportunity Zone Revenue Refunding Bonds International
Paper Company Project Series 2019A (NR/BBB) (PUTABLE)
$ 3,485,000 3.450%
(b)(c)
11/01/2033
$ 3,406,245
Water Works Board of The City of Birmingham Revenue
Anticipation Bond Series 2024 (NR/NR)
4,575,000 3.750
(d)
09/01/2026
4,569,744
109,534,165
Alaska - 0.4%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4
(AMT) (NR/AA-)
1,755,000 5.000
12/01/2030
1,791,661
1,960,000 5.000
12/01/2032
1,996,333
Matanuska-Susitna Borough State of Alaska Lease Revenue
Refunding Bonds Series 2025B (Aa3/AA-)
2,190,000 5.000
09/01/2027
2,291,811
North Slope Borough General Purpose GO Bonds Series 2023A
(NR/AA)
800,000 5.000
06/30/2026
818,895
2,000,000 5.000
06/30/2027
2,092,348
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000 5.000
06/30/2027
4,917,019
State of Alaska GO Refunding Bonds Series 2025A (Aa2/AA)
1,420,000 5.000
08/01/2027
1,488,345
2,130,000 5.000
08/01/2028
2,277,154
State of Alaska International Airports System Private Activity
Revenue Refunding Bonds Series 2021C (AMT) (Aa3/NR)
1,975,000 5.000
10/01/2025
1,983,456
19,657,022
Arizona - 4.1%
Arizona Board of Regents Acting on Behalf and For the Use and
Benefit of Northern Arizona University Refunding Certificates
of Participation Northern Arizona University Projects Series
2024 (AGM) (A1/AA)
1,400,000 5.000
09/01/2026
1,438,547
825,000 5.000
09/01/2027
864,311
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,345,000 3.750
(c)(e)
01/01/2037
79,696,941
Arizona IDA Multifamily Housing RB for Unity At West Glendale
Project Series 2024 (Aaa/NR)
695,000 5.000
(b)(c)
03/01/2045
705,162
Arizona Industrial Development Authority Multifamily Housing
Bonds Ironwood Ranch Apartments Project Series 2024
(Aa1/NR)
3,750,000 5.000
(b)(c)
02/01/2058
3,830,325
Arizona Industrial Development Authority Multifamily Housing
Bonds The Ranches At Gunsmoke Project Series 2024
(Aa1/NR)
10,000,000 5.000
(b)(c)
03/01/2058
10,242,111
Arizona Industrial Development Authority Senior Living
RB  Second Tier Series 2025 A2 (NR/NR)
584,820 5.125
01/01/2059
458,562
Arizona Transportation Board Highway Revenue and Revenue
Refunding Bonds Series 2023 (Aa1/AA+)
2,370,000 5.000
07/01/2026
2,425,738
3,800,000 5.000
07/01/2027
3,982,764

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2022 (Baa1/BBB)
$ 10,125,000 5.000%
(b)(c)
09/01/2042
$ 10,303,662
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa1/BBB)
41,135,000 5.000
(b)(c)
09/01/2052
41,866,236
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB
Series 2019B (Aa3/A+)
1,215,000 5.000
07/01/2025
1,215,000
City of Phoenix Civic Improvement Corporation RB Civic Plaza
Expansion  Series 2005 B (BHAC-CR FGIC) (Aa1/AA+)
7,490,000 5.500
07/01/2034
8,727,026
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
1,775,000 4.125
(b)(c)
09/01/2032
1,775,215
County of Pinal IDA Correctional Facility Contract Refunding
Bonds Series 2020A (NR/BBB)
1,540,000 2.000
10/01/2025
1,531,260
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000 5.000
11/01/2028
10,459,564
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000 3.875
(b)(c)
01/01/2038
1,722,450
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 A
(Baa2/BBB) (PUTABLE)
3,750,000 0.875
(b)(c)
06/01/2043
3,615,127
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 B
(Baa2/BBB) (PUTABLE)
1,790,000 0.875
(b)(c)
06/01/2043
1,725,620
Osborn Elementary School District No. 8 of Maricopa County
Arizona School Improvement Bonds Project of 2023 Series A
(2024) (BAM) (NR/AA)
1,000,000 5.000
07/01/2026
1,020,598
Pima County Sewer System Revenue Refunding Obligations Series
2022 (NR/AA)
1,905,000 5.000
07/01/2026
1,949,932
2,000,000 5.000
07/01/2027
2,094,067
The Industrial Development Authority of The County of Maricopa
Education Refunding RB for Legacy Traditional Schools
Projects Series 2024 (NR/BBB-)
3,150,000 4.000
07/01/2034
3,064,406
The Industrial Development Authority of The County of Maricopa
RB Banner Health, Series 2023A (NR/AA-)
3,410,000 5.000
(b)(c)
01/01/2053
3,458,279
Tucson Unified School District No. 1 of Pima County Arizona
School Improvement Bonds Project of 2023 Series A
(2024) (AGM) (Aa3/AA)
415,000 5.000
07/01/2026
424,167
198,597,070
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway
Regional Medical Center, Inc. Series 2019 (NR/BBB+)
$ 550,000 5.000%
08/01/2026
$ 559,250
a a
California - 7.2%
Alameda Corridor Transportation Authority Convertible Capital
Appreciation RB Senior Lien 1999 A (NATL) (A3/A-)
10,000,000 0.000
(f)
10/01/2034
7,010,700
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
500,000 4.000
09/01/2025
500,335
370,000 4.000
09/01/2026
373,061
415,000 4.000
09/01/2027
418,271
410,000 4.000
09/01/2028
412,656
345,000 4.000
09/01/2029
346,674
Bay Area Toll Authority RB Refunding for San Francisco Bay Area
Series 2021 C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000 2.370
(c)(e)
04/01/2056
6,946,474
Bay Area Toll Authority Toll Bridge Authority RB for San
Francisco Bay Area Series 2001 A (NR/AA)
(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000 3.170
(c)(e)
04/01/2036
14,892,202
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
230,000 4.000
09/01/2026
232,114
235,000 4.000
09/01/2027
238,786
255,000 4.000
09/01/2029
257,903
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000 5.000
(b)(c)
02/01/2054
6,462,542
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
13,010,000 4.000
(b)(c)
05/01/2053
13,122,124
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
27,500,000 5.000
(b)(c)
02/01/2055
29,056,657
California Health Facilities Financing Authority Providence St.
Joseph Health RB, Series 2025C (NR/A)
5,000,000 5.000
(b)(c)(g)
10/01/2050
5,351,491
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
12,950,000 5.000
12/01/2028
13,662,616
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
3,125,000 5.000
12/01/2036
3,283,963
California Housing Finance Agency Limited Obligation
Multifamily Housing Issue V RB 2023 (Aa1/NR)
1,043,000 5.000
(b)(c)
05/01/2054
1,063,140
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
6,160,000 3.250
08/01/2029
6,192,639
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
20,000,000 1.200
(b)(c)
12/01/2050
18,284,014
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 B (A3/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000 2.620
(c)(e)
12/01/2050
4,974,798

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Insured Revenue
and Refunding Bonds Aldersly Project, Series
2023B-2 Tax Exempt Mandatory Paydown Securities
(CA MTG INS) (NR/AA-)
$ 2,990,000 3.750%
11/15/2028
$ 2,990,323
California Municipal Finance Authority Multifamily Housing RB
Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
2,700,000 3.150
(b)(c)(g)
08/01/2059
2,699,896
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
300,000 5.000
10/01/2026
305,888
California Municipal Finance Authority RB Refunding for PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
450,000 5.000
04/01/2026
455,077
370,000 5.000
04/01/2027
380,496
310,000 5.000
04/01/2028
323,488
250,000 5.000
04/01/2029
264,004
200,000 5.000
04/01/2030
213,315
210,000 5.000
04/01/2031
225,954
310,000 5.000
04/01/2032
335,338
California Municipal Finance Authority Senior Lien RB for LAX
Integrated Express Solutions LLC Project Series 2018 A
(AMT) (NR/NR)
1,000,000 5.000
06/30/2026
1,010,656
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
4,265,000 5.000
06/30/2028
4,415,340
3,235,000 5.000
12/31/2028
3,346,159
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,150,000 3.700
(b)(c)
08/01/2040
1,162,399
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-1 (NR/A-/A-2)
10,000,000 3.375
07/01/2025
10,000,000
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
1,500,000 4.300
07/01/2040
1,500,361
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,700,000 5.000
(d)
07/01/2026
2,727,889
495,000 5.000
(d)
07/01/2028
510,855
4,610,000 5.000
(d)
07/01/2029
4,792,572
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
5,010,000 5.000
(d)
11/21/2045
4,749,823
California Pollution Control Financing Authority Water Furnishing
RBPoseidon Resources Channelside LP Desalination Project,
Series 2023 (AMT) (Baa3/NR)
4,170,000 5.000
(d)
07/01/2027
4,262,119
California Public Finance Authority RB for Henry Mayo Newhall
Hospital Series 2021A (NR/BBB-)
400,000 4.000
10/15/2027
404,973
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Public Finance Authority RB Refunding for Henry Mayo
Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
$ 390,000 4.000%
10/15/2025
$ 389,834
California School Finance Authority School Facility RB Value
Schools Series 2020A (NR/BBB-)
305,000 3.250
(d)
07/01/2030
293,980
California State University RB Refunding Series 2016 B-2
(Aa2/AA-)
12,100,000 0.550
(b)(c)
11/01/2049
11,616,444
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
670,000 5.000
09/01/2030
671,605
California Statewide Communities Development Authority
Multifamily Housing RB Vintage At Folsom 2024 Series E-2
(Aa1/NR)
675,000 5.000
(b)(c)
10/01/2028
702,974
California Statewide Communities Development Authority RB
John Muir Health Series 2024A (NR/A+)
450,000 5.000
12/01/2027
474,846
California Statewide Community Development Authority Pollution
Control Refunding RB 2006 Series B (NON-AMT) (A2/A-)
8,500,000 1.450
04/01/2028
7,875,317
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
245,000 4.000
09/01/2027
247,563
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
6,775,000 3.350
(b)(c)
08/01/2029
6,813,133
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
550,000 4.000
09/01/2025
550,304
1,285,000 5.000
09/01/2030
1,385,025
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
230,000 4.000
09/01/2026
231,483
City of Laguna Beach Underground Utility Assessment District No.
2014-2 Woods Cove Limited Obligation Improvement Bonds
(NR/NR)
600,000 5.000
09/02/2027
627,022
220,000 5.000
09/02/2028
233,160
230,000 5.000
09/02/2029
245,302
240,000 5.000
09/02/2030
258,096
1,095,000 5.000
09/02/2034
1,189,503
City of Long Beach Marina Revenue Refunding Bonds Series 2025
(NR/A)
1,140,000 5.000
05/15/2026
1,161,266
City of Long Beach Marina Revenue Refunding Bonds, Series
2025 (NR/A)
1,260,000 5.000
05/15/2027
1,312,362
1,425,000 5.000
05/15/2028
1,514,459
1,000,000 5.000
05/15/2029
1,080,947
1,005,000 5.000
05/15/2030
1,101,320
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
750,000 5.000
05/15/2026
761,425
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000 5.000
05/15/2028
3,299,698

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles Department of Airports International Airport
Subordinate RB 2016 Series B (Aa3/AA-)
$ 1,000,000 5.000%
05/15/2029
$ 1,011,877
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000 5.000
05/15/2030
5,227,989
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
305,000 4.000
09/01/2028
310,571
330,000 4.000
09/01/2030
336,536
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
100,000 5.000
09/01/2026
100,339
100,000 5.000
09/01/2027
100,350
95,000 5.000
09/01/2028
95,326
95,000 5.000
09/01/2029
95,315
City of San Francisco Infrastructure and Revitalization Financing
District Tax Increment RB Series 2022A (NR/NR)
160,000 5.000
(d)
09/01/2027
166,546
City of San José Multifamily Housing RB for Parkmoor Series
2023F-2 (Cash Collateralized) (HUD SECT 8) (Aa1/NR)
1,450,000 5.000
(b)(c)
06/01/2027
1,471,018
Community Facilities District No. 2003-3 of The City of Chino
Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
350,000 4.000
09/01/2029
354,505
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa2/NR)
4,625,000 5.000
07/01/2028
4,824,229
Department of Water and Power of The City of Los Angeles Power
System RB, Series 2025 B (Aa2/NR)
4,000,000 5.000
07/01/2030
4,310,445
Department of Water and Power of The City of Los Angeles
Power System Variable Rate Demand RB 2021 Subseries A-2
(Aa2/NR)
4,010,000 3.250
(b)(c)
07/01/2051
4,010,000
Department of Water and Power of The City of Los Angeles Water
System RB 2018 Series B (Aa2/AA-)
1,515,000 5.000
07/01/2032
1,571,339
EL Rancho Unified School District Los Angeles County California
GO Bond Anticipation Notes Series 2025 (NR/A+)
3,000,000 0.000
(f)
08/01/2028
2,733,641
Harbor Department of The City of Los Angeles Refunding RB
2024 Series A-1 (AMT) (Aa2/AA+)
3,000,000 5.000
08/01/2031
3,269,964
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
1,835,000 3.678
06/01/2038
1,760,575
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
7,000,000 5.250
05/01/2048
7,048,229
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 A (NR/NR)
645,000 5.000
09/01/2025
646,543
645,000 5.000
09/01/2026
658,549
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 B (NR/NR)
475,000 5.000
09/01/2025
476,136
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 C (NR/NR)
$ 425,000 5.000%
09/01/2026
$ 433,928
Los Angeles County Development Authority Multifamily Housing
RB West La Va - Building 156 & 157 Apartments, 2023 Series
C (HUD SECT 8) (Aa1/NR)
2,370,000 3.750
(b)(c)
12/01/2046
2,374,256
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,645,000 5.000
07/01/2027
3,820,571
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
7,000,000 3.706
(e)
09/01/2037
6,681,938
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD SOFR + 0.72%)
5,275,000 3.775
(e)
07/01/2027
5,270,743
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
250,000 5.000
08/15/2027
260,610
200,000 5.000
08/15/2028
211,568
Perris Joint Powers Authority Local Agency RB 2024 Series
(NR/NR)
820,000 5.000
09/01/2026
839,598
870,000 5.000
09/01/2027
907,458
900,000 5.000
09/01/2028
949,615
930,000 5.000
09/01/2029
991,101
1,005,000 5.000
09/01/2030
1,078,297
1,080,000 5.000
09/01/2031
1,161,722
1,145,000 5.000
09/01/2032
1,232,814
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
400,000 4.000
09/01/2025
400,288
305,000 4.000
09/01/2027
307,683
500,000 4.000
09/01/2028
504,038
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
210,000 4.000
09/01/2026
211,091
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds,
Series 2019 (NR/NR)
100,000 5.000
09/01/2030
100,319
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
770,000 5.000
09/01/2029
796,660
Sacramento City Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.57%)
10,000,000 3.646
(e)
06/01/2039
9,035,704
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
13,935,000 3.626
(e)
06/01/2034
13,416,416
San Francisco City & County Airport Commission RB Refunding
for San Francisco International Airport Second Series 2019 H
(AMT) (A1/AA-)
4,000,000 5.000
05/01/2027
4,135,699

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
San Gorgonio Memorial Healthcare District 2020 GO Refunding
Bonds (B1/NR)
$ 930,000 4.000%
08/01/2025
$ 928,721
1,020,000 3.000
08/01/2026
992,547
Sierra View Local Health Care District RB Refunding for Tulare
County Series 2020 (NR/NR)
320,000 4.000
07/01/2026
321,716
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
2,350,000 5.000
04/01/2026
2,390,921
2,350,000 5.000
04/01/2027
2,449,649
20,000,000 5.000
12/01/2028
21,575,102
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (NR/NR)
1,200,000 5.000
10/01/2026
1,222,075
1,435,000 5.000
10/01/2028
1,497,173
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000 5.000
10/01/2027
1,301,345
Washington Township Healthcare District Revenue Refunding
Bonds 2020 Series A (Baa3/NR)
225,000 5.000
07/01/2025
225,000
250,000 5.000
07/01/2026
253,654
353,057,195
Colorado - 3.9%
Baseline Metropolitan District No.1 In The City and County
of Broomfield Colorado Special Revenue Refunding and
Improvement Bonds Series 2024A (AGC) (NR/AA)
300,000 5.000
12/01/2025
301,951
500,000 5.000
12/01/2026
512,320
1,000,000 5.000
12/01/2027
1,043,799
580,000 5.000
12/01/2028
614,590
750,000 5.000
12/01/2029
804,888
750,000 5.000
12/01/2030
813,657
1,000,000 5.000
12/01/2031
1,092,803
1,050,000 5.000
12/01/2032
1,142,395
City of Denver Aviation Airport System RB Series 2022C
(Aa3/AA-)
1,260,000 5.000
11/15/2026
1,297,564
1,215,000 5.000
11/15/2027
1,279,947
1,380,000 5.000
11/15/2028
1,481,658
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
1,000,000 5.000
11/15/2025
1,006,219
3,750,000 5.250
11/15/2026
3,853,866
4,500,000 5.250
11/15/2027
4,705,959
6,500,000 5.500
11/15/2028
6,991,520
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
1,850,000 5.000
11/15/2025
1,861,504
9,980,000 5.000
11/15/2026
10,223,195
Colorado Health Facilities Authority Hospital RB, Series 2025A
(Aa2/AA)
4,025,000 5.000
(b)(c)
11/15/2060
4,365,773
Colorado Health Facilities Authority RB for AdventHealth
Obligated Group Series 2019B (NR/NR)
1,585,000 5.000
(a)(b)(c)
11/19/2026
1,629,234
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
$ 405,000 5.000%
08/01/2025
$ 405,488
1,715,000 5.000
08/01/2026
1,748,987
4,350,000 5.000
08/01/2027
4,520,158
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
2,675,000 5.000
08/01/2026
2,728,011
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
7,700,000 5.000
(b)(c)
08/01/2049
7,758,588
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
125,000 5.000
11/01/2025
125,655
1,145,000 5.000
11/01/2026
1,173,123
125,000 5.000
11/01/2027
130,434
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
29,150,000 5.000
(b)(c)
05/15/2062
30,794,022
Colorado Health Facilities Authority RB for Sanford Series 2019A
(NR/A+)
500,000 5.000
11/01/2025
503,121
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,000,000 5.000
08/01/2030
1,069,925
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (A3/A-)
8,015,000 5.000
(b)(c)
08/01/2049
8,028,447
Colorado Health Facilities Authority RB Series 2025A (NR/NR)
1,060,000 5.000
12/01/2025
1,065,882
740,000 5.000
12/01/2026
755,484
800,000 5.000
12/01/2027
829,906
830,000 5.000
12/01/2028
872,043
545,000 5.000
12/01/2029
578,856
1,070,000 5.000
12/01/2030
1,146,438
1,120,000 5.000
12/01/2031
1,209,129
1,175,000 5.000
12/01/2032
1,273,219
1,000,000 5.000
12/01/2033
1,085,909
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000 5.000
12/31/2047
985,672
1,000,000 5.000
12/31/2051
959,105
Colorado Housing and Finance Authority for The Benefit of
Fitz Affordable Owner LLC Multifamily Housing RB for
Fitzsimons Gateway Apartments Project Series 2024B
(Aa1/NR)
2,000,000 3.180
(b)(c)
09/01/2028
2,010,456
Colorado Housing and Finance Authority Multifamily Housing RB
Albion Apartments Project, Series 2025 (Aa1/NR)
1,000,000 3.375
(b)(c)
07/01/2044
1,003,492
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aa1/NR)
1,330,000 3.500
(b)(c)
11/01/2043
1,331,960
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,245,000 5.000
(d)
12/01/2026
5,355,217

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
$ 2,000,000 5.000%
12/01/2026
$ 2,032,019
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
205,000 5.000
12/01/2025
205,950
E-470 Public Highway Authority Colorado Revenue Refunding
Bonds Series 2004 A (NATL) (A1/A+)
16,250,000 0.000
(f)
09/01/2027
15,206,444
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
4,040,000 0.000
(f)
09/01/2028
3,659,171
Eagle County Housing and Development Authority Multifamily
Housing RB Eagle Villas Project, Series 2025 (Aa1/NR)
2,600,000 3.550
(b)(c)
12/01/2045
2,607,183
Maiker Housing Partners Multifamily Housing RB for Overlook at
Thornton Series 2023 (Aa1/NR)
2,500,000 4.500
(b)(c)
05/01/2042
2,518,640
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
450,000 5.000
07/15/2028
470,660
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
19,445,000 5.000
11/01/2046
19,479,126
Regional Transportation District Tax Exempt NON-AMT Private
Activity Bonds Series 2020A Taxable Private Activity Bonds
Series 2020B (Baa1/NR)
350,000 3.000
01/15/2026
349,011
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
250,000 5.000
07/15/2026
254,183
500,000 5.000
01/15/2027
512,610
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
75,000 5.000
12/01/2025
75,483
190,000 5.000
12/01/2026
194,667
150,000 5.000
12/01/2027
156,121
235,000 5.000
12/01/2028
248,024
175,000 5.000
12/01/2029
186,863
300,000 4.000
12/01/2030
309,269
300,000 4.000
12/01/2031
307,125
State of Colorado Higher Education Health Sciences Facilities
Certificates of Participation Series 2024A (Aa2/AA-)
590,000 5.000
11/01/2030
651,901
200,000 5.000
11/01/2031
223,494
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
1,040,000 5.000
12/01/2031
1,125,674
1,120,000 5.000
12/01/2032
1,213,810
Stc Metropolitan District No. 2 In The Town of Superior Boulder
County, Colorado Limited Tax GO and Special Revenue
Refunding First Lien Bonds, Series 2025A-1 (AG) (NR/AA)
615,000 5.000
12/01/2025
618,799
1,095,000 5.000
12/01/2026
1,118,985
875,000 5.000
12/01/2027
908,162
945,000 5.000
12/01/2028
993,991
745,000 5.000
12/01/2029
792,989
1,615,000 5.000
12/01/2030
1,736,851
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
The Canyons Metropolitan District No. 5 in The City of Castle
Pines Limited Tax GO and Special Revenue Refunding and
Improvement Bonds Series 2024A (BAM) (NR/AA)
$ 250,000 5.000%
12/01/2027
$ 259,947
225,000 5.000
12/01/2028
237,185
200,000 5.000
12/01/2029
213,390
200,000 5.000
12/01/2030
215,397
200,000 5.000
12/01/2031
216,954
250,000 5.000
12/01/2032
272,370
Trails At Crowfoot Metropolitan District No. 3 In The Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
50,000 5.000
12/01/2025
50,309
80,000 5.000
12/01/2026
81,752
110,000 5.000
12/01/2028
115,703
130,000 5.000
12/01/2029
138,374
150,000 5.000
12/01/2030
161,317
150,000 5.000
12/01/2031
163,525
University of Colorado Regents Enterprise Refunding RB Series
2021C3B (Aa1/NR) (PUTABLE)
5,000,000 2.000
(b)(c)
06/01/2051
4,907,339
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
125,000 5.000
12/15/2027
128,864
189,791,200
Connecticut - 1.6%
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance Series 2025 (Aa3/AA-)
2,250,000 5.000
07/15/2027
2,346,546
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance, Series 2025 (Aa3/AA-)
500,000 5.000
07/15/2029
539,631
3,750,000 5.000
07/15/2032
4,186,994
City of New Haven GO Bonds Series 2018 A (NR/A-)
600,000 5.000
08/01/2025
600,717
City of New Haven GO Bonds Series 2023 (Baa1/A-)
500,000 5.000
08/01/2025
500,597
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000 5.000
08/01/2026
715,519
650,000 5.000
08/01/2027
679,328
900,000 5.000
08/01/2028
956,808
Connecticut Health & Educational Facilities Authority RB for
University of Hartford Series N (NR/BB+)
390,000 5.000
07/01/2025
390,000
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
4,185,000 3.850
(b)(c)
11/15/2064
4,186,911
Hartford County Metropolitan District GO Bonds Series 2016 C
(AGM) (Aa2/AA)
5,540,000 5.000
11/01/2026
5,705,337
Housing Authority of The City of Norwalk Multifamily Housing
RB Wall Street Place Series 2024 (Aa1/NR)
2,425,000 3.050
(b)(c)
09/01/2058
2,418,563
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
7,500,000 4.000
03/15/2034
7,508,308
State of Connecticut Health & Educational Facilities Authority RB
for Hartford Healthcare Series 2020B (NR/A)
5,205,000 5.000
(b)(c)
07/01/2053
5,337,798

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Health and Educational Facilities
Authority RB for University of Yale Series 2010A-3
(Aaa/AAA) (PUTABLE)
$ 5,520,000 2.950%
(b)(c)
07/01/2049
$ 5,508,071
State of Connecticut Health and Educational Facilities Authority
RB for University of Yale Series U (Aaa/AAA)
3,695,000 5.000
07/01/2033
4,207,949
State of Connecticut Health and Educational Facilities
Authority RB Yale University Issue, Series 2025B-1
(Aaa/AAA) (PUTABLE)
22,000,000 5.000
(b)(c)
07/01/2064
24,056,184
State of Connecticut Special Tax Obligation Bonds for
Transportation Infrastructure Purposes 2022 Series A
(Aa3/AA)
2,415,000 5.000
07/01/2026
2,471,315
1,500,000 5.000
07/01/2027
1,569,151
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
1,750,000 5.000
07/01/2026
1,790,808
2,150,000 5.000
07/01/2027
2,249,116
77,925,651
Delaware - 0.6%
Delaware Economic Development Authority Gas Facilities RB
Refunding for Delmarva Power & Light Co. Project Series
2020 (A2/A) (PUTABLE)
5,425,000 1.050
(b)(c)
01/01/2031
5,425,000
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB-)
725,000 5.000
06/01/2027
741,948
Delaware State Economic Development Authority RB Refunding
for NRG Energy, Inc. Series 2020 A (Baa3/BBB-)
14,650,000 1.250
(b)(c)
10/01/2045
14,509,288
New Castle County GO Bonds Series 2015 (Aaa/AAA)
5,000,000 5.000
(a)
10/01/2025
5,024,532
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
2,120,000 3.600
(g)
01/01/2031
2,159,427
27,860,195
District of Columbia - 2.1%
District of Columbia (Washington, D.C.) Income Tax Secured
Revenue and Refunding Bonds, Series 2025A (Tax-Exempt)
(Aa1/AAA)
1,000,000 5.000
06/01/2030
1,101,287
District of Columbia Housing Finance Agency Multifamily
Housing RB for Edgewood Commons V Apartments Project
Series 2023 (HUD SECT 8 FHA 221(D4)) (Aa1/NR)
4,840,000 5.000
(b)(c)
06/01/2027
4,865,612
Metro Washington Airports Authority Airport System Revenue and
Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,000,000 5.000
10/01/2032
5,022,639
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds, Series 2025-
A  (AMT) (Aa3/AA-)
5,150,000 5.000
(g)
10/01/2030
5,522,604
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
$ 5,505,000 5.000%
10/01/2028
$ 5,702,278
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000 5.000
10/01/2029
15,681,404
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000 5.000
10/01/2026
24,916,716
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000 5.000
10/01/2027
2,486,435
Metropolitan Washington Airports Authority Dulles toll Road RB
Third Senior Lien Convertible Capital Appreciation Bonds
Series 2009C (AGC) (A1/AA)
28,430,000 6.500
(a)
10/01/2026
29,722,024
Washington Convention and Sports Authority Senior Lien
Dedicated Tax Revenue Refunding Bonds Series 2018A
(Aa3/A+)
3,535,000 5.000
10/01/2027
3,693,356
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
4,295,000 5.000
10/01/2035
4,314,447
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
950,000 5.000
07/15/2025
950,602
625,000 5.000
07/15/2026
639,889
104,619,293
Florida - 5.1%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
1,195,000 2.375
05/01/2029
1,142,346
1,225,000 2.625
05/01/2030
1,155,283
Alta Lakes Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
450,000 3.750
05/01/2029
447,810
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
190,000 5.000
05/01/2026
191,560
975,000 5.000
05/01/2034
1,022,688
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
660,000 2.875
05/01/2031
612,029
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
60,000 4.500
11/01/2025
60,054
Beach Road Golf Estates Community Development District Special
Assessment Series 2015 (NR/NR)
2,500,000 4.700
11/01/2029
2,506,471
Bellalago Educational Facilities Benefit District Capital
Improvement RB, Series 2014 (A2/NR)
1,220,000 4.125
05/01/2026
1,217,214
1,070,000 4.250
05/01/2027
1,065,632
Bexley Community Development District Special Assessment RB
for Pasco County Series 2016 (NR/NR)
100,000 4.100
05/01/2026
100,043

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bluewaters Community Development District Miami-Dade County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
$ 176,000 5.000%
05/01/2026
$ 177,345
185,000 5.000
05/01/2027
188,350
1,869,000 5.000
05/01/2035
1,949,791
Broward County School Board Certificates of Participation Series
2015A (A1/A+)
16,915,000 5.000
07/01/2025
16,915,000
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School,
Inc. Series 2020 A (Baa3/NR)
315,000 4.000
08/01/2030
314,685
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
235,000 2.750
05/01/2031
220,589
Century Gardens Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
125,000 5.000
05/01/2026
126,469
131,000 5.000
05/01/2027
134,089
1,126,000 5.000
05/01/2034
1,170,592
Century Park Square Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2025
(NR/NR)
115,000 4.625
05/01/2030
116,235
City of Fort Lauderdale Special Assessment Bonds for Las Olas
Isles Underground Project Series 2022 (NR/NR)
220,000 5.000
(d)
07/01/2029
228,577
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles
Undergrounding Project Series 2022 (NR/NR)
180,000 5.000
(d)
07/01/2025
180,000
190,000 5.000
(d)
07/01/2026
192,194
200,000 5.000
(d)
07/01/2027
204,394
City of Jacksonville Special Revenue Refunding Bonds Series
2023A (NR/AA)
700,000 5.000
10/01/2025
703,260
City of South Miami Health Facilities Authority Florida Hospital
Refunding RB Series 2017 Baptist Health South Florida
Obligated Group (A1/AA-)
1,500,000 5.000
08/15/2047
1,489,905
City of South Miami Health Facilities Authority Hospital RB
Refunding for Baptist Health South Florida Obligated Group
Series 2017 (A1/AA-)
3,000,000 5.000
08/15/2026
3,058,304
7,170,000 5.000
08/15/2027
7,474,840
Cityplace Community Development District Special Assessment
Revenue Refunding Bonds Series 2012 (NR/NR)
1,240,000 5.000
05/01/2026
1,254,181
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2031
161,944
Coral Keys Homes Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2020
(NR/NR)
170,000 3.125
05/01/2030
164,923
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
315,000 3.000
05/01/2026
312,633
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
$ 190,000 4.000%
05/01/2028
$ 190,946
250,000 4.000
05/01/2033
240,218
Cypress Shadows Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
37,000 4.000
11/01/2026
37,041
Duval County School Board Certificates of Participation Series
2022A (AGM) (NR/AA)
3,185,000 5.000
07/01/2026
3,250,744
5,105,000 5.000
07/01/2027
5,336,399
Entrada Community Development District St Johns County, Florida
Capital Improvement RB, Series 2021 (NR/NR)
75,000 2.125
(d)
05/01/2026
73,828
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,780,000 4.250
05/01/2029
1,797,387
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
275,000 2.000
11/01/2025
272,638
280,000 2.000
11/01/2026
272,189
290,000 2.000
11/01/2027
276,608
295,000 2.000
11/01/2028
275,536
300,000 2.000
11/01/2029
274,675
305,000 2.125
11/01/2030
270,386
Florida Development Finance Corporation Educational Facilities
RB Saint andrew's School of Boca Raton Inc. Project Series
2024A (NR/BBB+)
150,000 5.000
06/01/2028
156,423
375,000 5.000
06/01/2029
394,676
295,000 5.000
06/01/2030
312,496
415,000 5.000
06/01/2031
441,424
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
780,000 3.350
(b)(c)
10/01/2027
781,534
Florida Housing Finance Corporation Multifamily Mortgage
RB,  Series 2025 F-2 (Aa1/NR)
1,375,000 3.650
(b)(c)
05/01/2028
1,380,051
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (Aa2/A)
6,425,000 5.000
09/01/2025
6,451,182
5,510,000 5.000
09/01/2026
5,579,112
4,020,000 5.000
09/01/2027
4,113,990
Florida Municipal Power Agency All-Requirements Power Supply
Project Refunding RB Series 2016A (A2/NR)
2,285,000 5.000
10/01/2027
2,336,303
Flow Way Community Development District Collier County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
165,000 5.000
05/01/2026
166,315
125,000 5.000
05/01/2027
127,352
745,000 5.000
05/01/2034
781,996
Flow Way Community Development District Collier County,
Florida Special Assessment Bonds, Series 2019 Phase 7 and
Phase 8 Projects Bank Qualified (NR/NR)
995,000 3.700
11/01/2029
987,369

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special
Assessment RB Refunding Series 2016 (NR/BBB+)
$ 260,000 3.000%
05/01/2026
$ 257,610
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
120,000 4.800
05/01/2031
121,156
Gateway Services Community Development District Special
Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,320,000 3.250
05/01/2028
1,322,094
Grand Bay at Doral Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2025A-1 (NR/NR)
185,000 5.000
05/01/2026
186,777
195,000 5.000
05/01/2027
199,259
200,000 5.000
05/01/2028
206,439
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2024 (AMT) (Aa3/AA-)
2,670,000 5.000
10/01/2032
2,898,014
Harvest Ridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
235,000 4.375
05/01/2031
236,874
755,000 5.125
05/01/2044
736,827
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000 4.000
05/01/2031
999,210
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
200,000 2.500
05/01/2026
198,104
Higher Educational Facilities Financing Authority Florida
Educational Facilities Revenue and Revenue Refunding Bonds
Ringling College Project, Series 2017 (NR/BBB)
290,000 5.000
03/01/2031
293,912
Hillsborough County Aviation Authority Florida Tampa
International Airport RB 2024 Series B (AMT) (Aa3/NR)
1,845,000 5.000
10/01/2028
1,942,494
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
139,000 3.000
05/01/2026
137,720
Housing Finance Authority of Broward County
Florida Multifamily Housing RB Series 2024
(HUD SECT 8) (Aa1/NR) (PUTABLE)
3,750,000 3.150
(b)(c)
03/01/2028
3,746,832
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023
(Aa1/NR) (PUTABLE)
1,200,000 4.050
(b)(c)
09/01/2056
1,206,094
Housing Finance Authority of Hillsborough County Florida
Multifamily Housing RB Tampa 47Th Street Apartments,
Series 2025B (Aa1/NR) (PUTABLE)
4,380,000 3.350
(b)(c)
06/01/2029
4,393,297
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
1,755,000 3.250
(b)(c)
09/01/2042
1,754,621
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Amaryllis Park Place III, Series 2025 (Aa1/NR)
5,000,000 4.000
(b)(c)
11/01/2044
5,040,355
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Housing Finance Authority of Lee County Florida Multifamily
Housing RB Ekos on Evans, Series 2025 (Aa1/NR)
$ 1,850,000 3.500%
(b)(c)
12/01/2042
$ 1,856,231
Housing Finance Authority of Miami-Dade County
Multifamily Housing RB for Emerald Dunes Series 2023B
(Aa1/NR) (PUTABLE)
1,155,000 4.050
(b)(c)
09/01/2026
1,155,921
Housing Finance Authority of Pinellas County, Florida Multifamily
Housing RB Series 2025 (NR/AA+) (PUTABLE)
4,600,000 3.400
(b)(c)
07/01/2028
4,615,629
Housing Finance Authority of Polk County Multifamily
Housing RB for Episcopal Catholic Apartments Series 2023
(HUD SECT 8) (Aa1/NR) (PUTABLE)
1,643,000 4.150
(b)(c)
12/01/2040
1,657,434
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
1,000,000 3.400
(b)(c)
07/01/2058
1,001,228
Julington Creek Plantation Community Development District St.
Johns County, Florida Special Assessment RB, Series 2023
(AGM) (NR/AA)
4,090,000 5.000
05/01/2032
4,518,011
Keys Edge Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
405,000 4.375
05/01/2031
405,493
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
100,000 2.700
05/01/2031
94,259
Lake Frances Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2018 (NR/BBB-)
492,000 4.000
05/01/2031
486,069
Lake Powell Residential Golf Community Development District
Bay County Florida Special Assessment Revenue Refunding
Bonds, Series 2025 (NR/NR)
215,000 5.000
05/01/2026
216,942
Lake Powell Residential Golf Community Development District
Bay County, Florida Special Assessment Revenue Refunding
Bonds, Series 2025 (NR/NR)
227,000 5.000
05/01/2027
231,877
238,000 5.000
05/01/2028
245,533
1,081,000 5.000
05/01/2032
1,135,614
Lakes By The Bay South Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2024 (NR/NR)
4,000,000 5.000
05/01/2034
4,225,724
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
60,000 2.000
05/01/2028
57,071
70,000 2.000
05/01/2029
65,210
1,835,000 2.500
05/01/2033
1,614,814
Lee County IDA Hospital Revenue Refunding Bonds Lee Health
Sys Inc Series 2019 A-2 (A2/A+)
8,410,000 5.000
(b)(c)
04/01/2033
8,440,804
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-3 (NR/BBB+)
5,000,000 4.125
11/15/2029
5,016,961

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Marshall Creek Community Development District Special
Assessment Refunding Series 2015 A (NR/NR)
$ 1,150,000 5.000%
05/01/2032
$ 1,150,649
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
1,655,000 5.000
10/01/2038
1,654,975
Miami Dade County Educational Facility Authority RB for
University of Miami (AMBAC) (A2/A-)
10,995,000 5.250
04/01/2027
11,473,091
Miami-Dade County Aviation Revenue Refunding Bonds Series
2024A (AMT) (NR/A+)
1,520,000 5.000
10/01/2027
1,574,680
1,110,000 5.000
10/01/2028
1,165,506
Miami-Dade County Florida Public Facilities Revenue and
Revenue Refunding Bonds Jackson Health System Series 2025
(Aa2/NR)
4,770,000 5.000
06/01/2034
5,319,739
Miami-Dade County General Obligation Bonds Building Better
Communities Program Series 2015-D (Aa2/AA)
3,710,000 5.000
07/01/2027
3,786,697
Mirabella Community Development District Hillsborough County
Florida Capital Improvement Revenue Refunding Bonds Series
2025 (NR/NR)
40,000 5.000
05/01/2026
40,371
42,000 5.000
05/01/2027
42,917
44,000 5.000
05/01/2028
45,441
379,000 5.000
05/01/2035
400,340
Moody River Estates Community Development District Lee
County Florida Senior Special Assessment Refunding Bonds
Series 2017A-1 (NR/A-)
500,000 4.000
05/01/2031
500,114
Oak Creek Community Development District Pasco County Florida
Bank Qualified Senior Special Assessment Refunding Bonds
Series 2015A-1 (NR/A+)
200,000 4.000
05/01/2026
200,067
Oak Creek Community Development District Special Assessment
Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000 4.450
05/01/2031
1,150,189
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
330,000 2.875
11/01/2031
301,941
Orange County Health Facilities Authority RB Presbyterian
Retirement Communities Obligated Group Project Series 2024
(NR/NR)
1,000,000 5.000
08/01/2025
1,000,539
700,000 5.000
08/01/2026
709,574
1,245,000 5.000
08/01/2027
1,280,773
1,295,000 5.000
08/01/2028
1,347,656
915,000 5.000
08/01/2029
962,348
955,000 5.000
08/01/2030
1,010,126
1,510,000 5.000
08/01/2031
1,604,064
1,585,000 5.000
08/01/2032
1,684,919
1,665,000 5.000
08/01/2033
1,772,508
1,745,000 5.000
08/01/2034
1,848,747
Orange County Health Facilities Authority Revenue Hospital
Bonds for AdventHealth Obligated Group Series 2021 C
(NR/AA) (PUTABLE)
15,575,000 5.000
(b)(c)
11/15/2052
15,944,908
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Osceola County Transportation Improvement Refunding RB Series
2019A-1 (NR/BBB+)
$ 275,000 5.000%
10/01/2025
$ 275,733
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
1,105,000 4.000
05/15/2026
1,104,434
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
250,000 5.250
09/01/2025
250,798
250,000 5.250
09/01/2026
256,574
300,000 5.250
09/01/2027
314,551
300,000 5.250
09/01/2028
320,375
Pine Ridge Plantation Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2021A-1
(AGM) (NR/AA)
520,000 2.000
05/01/2026
510,289
530,000 2.000
05/01/2027
511,118
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000 3.300
05/01/2030
636,973
Reunion East Community Development District Special
Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000 5.000
05/01/2033
6,825,617
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
285,000 3.000
05/01/2026
283,066
390,000 3.000
05/01/2027
384,355
River Bend Community Development District Senior Special
Assessment Revenue Refunding Bonds Series 2016A-1
(NR/A-)
425,000 3.000
05/01/2026
420,886
River Glen Community Development District Capital Improvement
Revenue & Refunding Bonds Series 2021 (NR/BBB+)
143,000 2.500
05/01/2026
140,615
146,000 2.500
05/01/2027
141,889
148,000 2.500
05/01/2028
141,651
157,000 2.500
05/01/2030
143,915
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-1 (NR/NR)
225,000 3.000
05/01/2026
222,837
Sabal Palm Community Development District Broward County
Florida Special Assessment Refunding Bonds Series 2024
(NR/NR)
65,000 5.000
05/01/2026
65,523
70,000 5.000
05/01/2027
71,317
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
400,000 3.125
(d)
05/01/2030
391,862
School Board of Miami-Dade County Florida Certificates of
Participation Series 2016B (A1/A+)
7,340,000 5.000
08/01/2027
7,483,002
South Fork East Community Development District Hillsborough
County Florida Capital Improvement Revenue Refunding
Bonds Series 2025 (NR/NR)
53,000 5.000
05/01/2026
53,522
55,000 5.000
05/01/2027
56,260
58,000 5.000
05/01/2028
59,962
500,000 5.000
05/01/2035
527,320

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2016A-1
(NR/A+)
$ 95,000 3.000%
05/01/2026
$ 94,334
State of Florida Department of Transportation Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Refunding
Bonds Series 2016A (Aaa/AAA)
2,500,000 4.000
07/01/2031
2,524,870
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
95,000 3.125
12/15/2025
94,540
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Three Project Series 2019
(NR/NR)
375,000 3.750
(d)
06/15/2029
374,013
Summerville Community Development District Special Assessment
Refunding Series 2020 (NR/NR)
725,000 3.500
05/01/2031
695,823
Talis Park Community Development District Capital Improvement
Refunding RB Series 2024 (NR/NR)
60,000 5.000
(d)
05/01/2026
60,567
115,000 5.000
(d)
05/01/2027
117,327
125,000 5.000
(d)
05/01/2028
128,753
130,000 5.000
(d)
05/01/2029
134,773
105,000 5.000
(d)
05/01/2030
109,443
785,000 5.000
(d)
05/01/2035
808,463
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
4,225,000 4.000
10/01/2029
4,234,793
Tapestry Community Development District Special Assessment RB
for City of Kissimmee Series 2016 (NR/NR)
170,000 4.250
05/01/2026
170,321
The Preserve At South Branch Community Development District
Pasco County, Florida Special Assessment RB, Series 2021
Phase 3 (NR/NR)
250,000 3.000
05/01/2031
241,571
The School Board of Pinellas County Florida Certificates of
Participation The School Board of Pinellas County Florida
Master Lease Program Series 2021A (A2/NR)
400,000 5.000
07/01/2033
439,804
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2022A (AGM) (NR/AA)
1,605,000 3.000
05/01/2027
1,604,920
Touchstone Community Development District Senior Special
Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000 4.500
05/01/2026
105,611
115,000 4.500
05/01/2028
118,090
120,000 4.500
05/01/2029
123,915
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
540,000 2.700
05/01/2031
496,185
Trails at Monterey Community Development District Special
Assessment Refunding Bonds Series 2012 (NR/A-)
145,000 4.250
05/01/2026
145,132
Two Lakes Community Development District Special Assessment
Bonds Series 2024 (Tax-Exempt) (NR/BBB)
585,000 5.000
05/01/2029
614,263
650,000 5.000
05/01/2031
692,728
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Venetian Parc Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 Assessment Area Two (NR/NR)
$ 120,000 5.000%
05/01/2026
$ 121,005
100,000 5.000
05/01/2027
101,971
1,075,000 5.000
05/01/2034
1,128,384
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
530,000 3.750
05/01/2026
527,430
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
1,715,000 2.600
05/01/2034
1,435,372
Viera East Community Development District Special Revenue
Assessment Bonds Series 2020 (AGM) (NR/AA)
795,000 2.000
05/01/2026
777,367
Villa Portofino West Community District Special Assessment
Refunding Series 2020 (NR/NR)
973,000 3.500
05/01/2030
939,044
Village Community Development District Special Assessment
Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,365,000 5.000
05/01/2026
1,385,778
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University, Inc.
Project, Series 2025 (Baa1/BBB+)
300,000 5.000
06/01/2026
304,122
350,000 5.000
06/01/2027
360,078
400,000 5.000
06/01/2028
416,563
500,000 5.000
06/01/2029
526,048
430,000 5.000
06/01/2030
455,900
Watergrass Community Development District Special Assessment
Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
170,000 2.000
05/01/2026
166,980
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,695,000 3.750
(d)
06/15/2030
1,658,938
Winding Cypress Community Development District Special
Assessment Bonds for Collier County Series 2015 (NR/NR)
85,000 4.375
11/01/2025
84,994
249,844,298
Georgia - 2.9%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 A-1 (Aa3/A+)
3,450,000 5.250
07/01/2040
3,452,611
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bowen Project Series 2009
(A3/A/A-2) (PUTABLE)
3,130,000 3.950
(b)(c)
12/01/2032
3,184,589
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(A3/A) (PUTABLE)
1,335,000 3.875
(b)(c)
10/01/2032
1,339,749
City of Atlanta GO Public Improvement Bonds Series 2022A-1
(Aa1/NR)
545,000 5.000
12/01/2025
549,856
1,000,000 5.000
12/01/2026
1,033,626
525,000 5.000
12/01/2027
554,589

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta GO Public Improvement Bonds Series 2022A-2
(Aa1/NR)
$ 1,105,000 5.000%
12/01/2025
$ 1,114,846
1,100,000 5.000
12/01/2026
1,136,989
2,375,000 5.000
12/01/2027
2,508,854
Colquitt County School District GO Bonds Series 2023
(ST AID WITHHLDG) (Aa1/NR)
585,000 5.000
12/01/2025
590,066
935,000 5.000
12/01/2026
965,647
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2012
(A3/A) (PUTABLE)
4,850,000 2.875
(b)(c)
12/01/2049
4,843,143
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(A3/A) (PUTABLE)
2,395,000 3.375
(b)(c)
11/01/2053
2,389,190
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (A3/A/A-1) (PUTABLE)
2,020,000 3.375
(b)(c)
11/01/2048
2,016,419
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(A3/A) (PUTABLE)
1,950,000 3.700
(b)(c)
10/01/2032
1,973,774
Housing Authority of Douglas County Multifamily Housing RB
Astoria at Crystal Lake Project Series 2024B (Aa1/NR)
1,000,000 5.000
(b)(c)
10/01/2028
1,042,039
Housing Authority of The City of Lawrenceville Multifamily
Housing RB Applewood Towers Project Series 2024B
(Aa1/NR)
1,615,000 5.000
(b)(c)
10/01/2028
1,682,893
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
3,000,000 5.000
05/15/2026
3,034,351
500,000 5.000
05/15/2027
513,314
1,975,000 5.000
05/15/2030
2,054,116
Main Street Natural Gas Inc. Gas Supply RB Series 2019C
(A3/NR)
5,230,000 4.000
(b)(c)
03/01/2050
5,242,816
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NR)
1,000,000 4.000
(b)(c)
07/01/2052
1,009,401
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
1,000,000 4.000
12/01/2025
1,001,914
Main Street Natural Gas Inc. Gas Supply RB Series 2022B
(A3/NR)
1,740,000 5.000
06/01/2027
1,788,511
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
1,705,000 4.000
(d)
11/01/2025
1,704,843
3,665,000 4.000
(d)
11/01/2026
3,670,943
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
7,000,000 5.000
(b)(c)
06/01/2053
7,337,952
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
13,040,000 5.000
(b)(c)
07/01/2053
13,739,133
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa3/NR)
$ 15,925,000 5.000%
(b)(c)
06/01/2055
$ 16,935,578
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
4,000,000 5.000
(b)(c)
12/01/2053
4,214,594
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
3,740,000 5.000
05/15/2028
3,886,710
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A
(A3/NR)
500,000 4.000
12/01/2025
500,854
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A
(Aa1/NR)
2,800,000 5.000
(b)(c)
05/01/2054
2,958,806
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(Aa3/AA-)
7,190,000 5.000
(b)(c)
07/01/2054
7,256,156
Monroe County Development Authority Pollution Control RB First
Series 2009 (A3/A/A-1) (PUTABLE)
2,275,000 1.000
(b)(c)
07/01/2049
2,182,002
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(A3/A) (PUTABLE)
1,560,000 3.875
(b)(c)
12/01/2041
1,565,027
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(A3/A) (PUTABLE)
2,875,000 3.875
(b)(c)
06/01/2042
2,884,264
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(A3/A) (PUTABLE)
1,560,000 3.875
(b)(c)
04/01/2043
1,565,027
Monroe County Georgia Development Authority Pollution Control
RBGeorgia Power Company Plant Scherer Project First Series
2008 (A3/A) (PUTABLE)
7,500,000 3.350
(b)(c)
11/01/2048
7,429,635
Municipal Electric Authority of Georgia Project One Subordinated
Bonds Series 2024A (A2/A-)
500,000 5.000
01/01/2031
546,190
Private Colleges and Universities Authority Emory University  RB,
Series 2025A (Aa2/AA)
4,000,000 5.000
09/01/2029
4,324,900
Richmond County Board of Education GO Sales Tax Bonds Series
2023 (ST AID WITHHLDG) (Aa1/AA+)
875,000 5.000
10/01/2025
879,450
2,850,000 5.000
10/01/2026
2,933,118
650,000 5.000
10/01/2027
683,507
Urban Residential Finance Authority of The City of Atlanta
Georgia Multifamily Housing RB Series 2024B (Aa1/NR)
8,920,000 2.920
(b)(c)
05/01/2029
8,879,655
141,101,647
Guam - 0.3%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
120,000 5.000
10/01/2027
122,757
200,000 5.000
10/01/2028
206,309
500,000 5.000
10/01/2029
519,091

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR) – (continued)
$ 250,000 5.000%
10/01/2030
$ 261,259
250,000 5.000
10/01/2031
261,878
350,000 5.000
10/01/2032
366,248
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
200,000 5.000
10/01/2030
212,900
200,000 5.000
10/01/2031
214,164
400,000 5.000
10/01/2032
428,620
200,000 5.000
10/01/2033
215,160
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000 5.000
10/01/2029
1,387,313
Guam Power Authority Revenue Refunding Bonds 2024 Series A
(Baa2/BBB)
500,000 5.000
10/01/2025
501,777
500,000 5.000
10/01/2026
511,349
450,000 5.000
10/01/2027
468,420
500,000 5.000
10/01/2028
527,957
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
350,000 5.000
07/01/2025
350,000
350,000 5.000
07/01/2026
354,603
350,000 5.000
07/01/2027
359,472
750,000 5.000
07/01/2028
779,527
700,000 5.000
07/01/2029
735,002
1,125,000 5.000
07/01/2030
1,192,079
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-)
500,000 5.000
07/01/2025
500,000
600,000 5.000
07/01/2026
607,891
500,000 5.000
07/01/2027
513,532
1,000,000 5.000
07/01/2028
1,039,369
985,000 5.000
07/01/2029
1,034,253
1,175,000 5.000
07/01/2030
1,245,060
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
410,000 5.000
07/01/2032
420,906
15,336,896
Hawaii - 0.8%
City and County of Honolulu GO Bonds for Honolulu Rail Transit
Project Series 2021E (Aa2/NR)
5,315,000 5.000
03/01/2027
5,524,234
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aa1/NR) (PUTABLE)
7,040,000 5.000
(b)(c)
06/01/2027
7,150,347
City and County of Honolulu Wastewater System RB Junior Series
2025A (NR/AA+)
3,400,000 5.000
07/01/2032
3,835,264
City of Honolulu GO Bonds Series A (Aa2/NR)
10,575,000 4.000
10/01/2034
10,577,436
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
75,000 5.000
05/15/2029
77,485
State of Hawaii Airports System RB, Series 2018A
(AMT) (Aa3/AA-)
2,300,000 5.000
07/01/2035
2,347,664
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba2/NR)
$ 10,735,000 3.100%
05/01/2026
$ 10,575,931
40,088,361
Idaho - 0.0%
Idaho Health Facilities Authority St. Luke'S Health System Project
RB Series 2025C (NR/A)
2,000,000 5.000
(b)(c)
03/01/2060
2,175,064
a a
Illinois - 7.3%
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
250,000 5.000
10/01/2026
255,061
325,000 5.000
10/01/2028
340,771
Carol Stream Park District GO Refunding Park Bonds Series 2016
(BAM) (NR/AA)
4,705,000 5.000
01/01/2037
4,747,089
Chicago GO Bonds 2019A (NR/NR)
550,000 5.000
01/01/2028
580,621
Chicago GO Bonds 2019A (NR/BBB)
3,210,000 5.000
01/01/2028
3,316,739
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
660,000 0.000
(f)
12/01/2026
625,894
4,645,000 0.000
(f)
12/01/2027
4,240,672
365,000 0.000
(f)
12/01/2029
306,812
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
250,000 0.000
(f)
12/01/2027
228,239
95,000 0.000
(f)
12/01/2029
79,855
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
640,000 0.000
(f)
12/01/2025
629,666
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
1,825,000 5.000
12/01/2025
1,835,200
3,615,000 5.000
12/01/2026
3,696,000
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2018 A (AG) (NR/AA)
800,000 5.000
12/01/2034
818,327
Chicago Park District GO LT Refunding Bonds Series 2023C
(NR/AA-)
2,400,000 5.000
01/01/2026
2,422,269
2,780,000 5.000
01/01/2027
2,865,999
1,965,000 5.000
01/01/2028
2,062,266
City of Chicago Board of Education Capital Appreciation Bonds
for School Reform Series 1998B-1 (NATL) (Baa3/BB+)
685,000 0.000
(f)
12/01/2028
600,584
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa3/BB+)
3,420,000 5.500
12/01/2026
3,471,218
1,755,000 0.000
(f)
12/01/2030
1,413,195
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
1,500,000 5.000
12/01/2029
1,564,190

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
$ 5,000,000 5.000%
12/01/2027
$ 5,168,718
7,535,000 5.000
12/01/2029
7,857,448
1,000,000 5.000
12/01/2030
1,039,929
City of Chicago GO Bonds Project & Refunding Series 2017A
(NR/BBB)
2,000,000 5.625
01/01/2031
2,044,939
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB)
3,430,000 5.000
01/01/2027
3,500,737
5,245,000 5.000
01/01/2028
5,419,407
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB)
1,855,000 4.000
01/01/2028
1,872,709
City of Chicago GO Bonds Refunding Series 2024B (NR/BBB)
10,205,000 5.000
01/01/2032
10,814,597
City of Chicago GO Bonds, Series 2025B (NR/BBB)
5,865,000 5.000
01/01/2032
6,215,346
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB)
1,000,000 5.000
01/01/2029
1,043,065
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000 5.000
01/01/2026
3,283,712
2,345,000 5.000
01/01/2027
2,425,587
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
5,000,000 5.000
01/01/2026
5,044,406
5,755,000 5.000
01/01/2027
5,892,113
City of Chicago Midway Airport Senior Lien Airport Refunding
RB Series 2023C (AMT) (NR/A)
1,000,000 5.000
01/01/2028
1,038,003
City of Chicago Multi-Family Housing RB The Ave Sw Project
Series 2025 (Aa1/NR)
4,600,000 3.200
(b)(c)
10/01/2028
4,611,735
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2024C (AMT) (NR/A+)
420,000 5.000
01/01/2034
451,182
City of Chicago O'Hare International Airport General Airport
Senior Lien Refunding RB Series 2024C (AMT) (NR/A+)
10,000,000 5.000
01/01/2028
10,397,076
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024A (NR/A+)
500,000 5.000
01/01/2026
504,435
600,000 5.000
01/01/2027
617,826
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
1,800,000 5.000
01/01/2030
1,951,067
City of Chicago Second Lien Water RB Refunding Series 2024A
(NR/A+)
2,650,000 5.000
11/01/2031
2,902,688
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,900,000 5.000
11/01/2026
1,949,871
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 (NR/NR)
329,000 2.530
(d)
12/01/2025
326,481
305,000 2.690
(d)
12/01/2026
298,474
255,000 2.870
(d)
12/01/2027
247,147
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 Lakeshore East Project (NR/NR)
$ 270,000 3.040%
(d)
12/01/2028
$ 259,625
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
4,900,000 5.000
03/01/2030
5,304,945
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
225,000 5.000
12/15/2031
249,701
225,000 5.000
12/15/2032
251,026
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
1,980,000 4.000
12/15/2025
1,989,100
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
1,000,000 5.000
(b)(c)
08/15/2054
1,069,128
Illinois Finance Authority RB for Presbyterian Homes Obligated
Group Series 2021 B (NR/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000 2.620
(c)(e)
05/01/2042
2,235,148
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
500,000 5.000
10/01/2026
508,522
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
05/01/2040
687,417
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
600,000 5.000
09/01/2025
600,138
Illinois Finance Authority RB Refunding for Lifespace
Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000 5.000
05/15/2026
540,133
Illinois Finance Authority RB The University of Chicago Series
2024B (Aa2/AA-)
2,400,000 5.000
04/01/2027
2,492,082
2,700,000 5.000
04/01/2028
2,854,257
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
430,000 5.000
08/01/2025
430,419
500,000 5.000
08/01/2026
508,463
500,000 5.000
08/01/2027
512,194
805,000 5.000
08/01/2028
831,624
Illinois Finance Authority Revenue Refunding Bonds Noble
Network of Charter Schools Series 2025A (NR/BBB)
695,000 5.000
09/01/2026
708,576
490,000 5.000
09/01/2027
506,920
520,000 5.000
09/01/2028
544,498
815,000 5.000
09/01/2029
861,368
860,000 5.000
09/01/2030
915,132
910,000 5.000
09/01/2031
974,645
Illinois Finance Authority Taxable RB for Theory and Computing
Sciences Building Trust Series 2023 (A2/NR)
12,575,000 6.693
07/01/2033
12,912,737
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
3,000,000 4.125
(b)(c)(d)
12/01/2050
2,904,566

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Housing Development Authority Multifamily
Housing RB Series 2024 Walden Oaks Il
(HUD SECT 8 FHA 221(D)(4)) (Aa1/NR)
$ 2,500,000 5.000%
(b)(c)
10/01/2027
$ 2,552,874
Illinois Housing Development Authority
Multifamily Housing RB, Series 2023
(6900 Crandon) (HUD SECT 8 FHA 221
(d)
(4)) (Aa1/NR)
1,330,000 5.000
(b)(c)
02/01/2027
1,342,956
Illinois Housing Development Authority Multifamily Housing RB,
Series 2023 South Shore (HHDC) (HUD SECT 8) (Aa1/NR)
4,340,000 5.000
(b)(c)
02/01/2027
4,382,279
Illinois State GO Bonds Series 2017 D (A3/A-)
26,975,000 5.000
11/01/2025
27,136,661
34,465,000 5.000
11/01/2026
35,308,790
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024A (NR/A)
2,150,000 5.000
06/15/2029
2,230,068
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
4,435,000 4.000
12/15/2026
4,488,697
1,420,000 4.000
12/15/2027
1,447,205
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000 5.000
12/15/2027
3,017,871
Northern Illinois University Board of Trustees Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2030
346,742
Sales Tax Securitization Corp Bonds Series 2018C (NR/A+)
10,900,000 5.000
01/01/2026
10,986,533
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
3,480,000 5.000
01/01/2026
3,507,627
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
5,235,000 5.000
01/01/2027
5,375,965
1,675,000 5.000
01/01/2032
1,835,982
4,500,000 5.000
01/01/2033
4,959,269
State of Illinois Build Illinois Bonds Sales Tax RB Junior
Obligation Series of March 2025 Junior Obligation Series
A  2025 (NR/A)
3,100,000 5.000
06/15/2034
3,401,308
State of Illinois General Obligation Bonds Series of May 2024B
(A3/A-)
3,000,000 5.000
05/01/2026
3,045,021
3,000,000 5.000
05/01/2027
3,097,442
State of Illinois GO Bonds Series 2016 (A3/A-)
2,965,000 5.000
01/01/2026
2,991,914
5,700,000 5.000
11/01/2028
5,821,864
State of Illinois GO Bonds Series 2017A (A3/A-)
3,455,000 5.000
12/01/2027
3,598,048
State of Illinois GO Bonds Series 2017C (A3/A-)
6,540,000 5.000
11/01/2029
6,760,673
State of Illinois GO Bonds Series 2017D (A3/A-)
5,560,000 5.000
11/01/2027
5,807,795
State of Illinois GO Bonds Series 2020 (A3/A-)
2,465,000 5.500
05/01/2030
2,608,447
State of Illinois GO Bonds Series 2021A (A3/A-)
2,750,000 5.000
03/01/2026
2,783,078
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series of November 2019B (A3/A-)
$ 10,000,000 5.000%
11/01/2032
$ 10,534,423
State of Illinois GO Bonds, Refunding Series of May 2023D
(A3/A-)
8,035,000 5.000
07/01/2025
8,035,000
State of Illinois GO Refunding Bonds Series 2016 (A3/A-)
4,215,000 5.000
02/01/2026
4,259,465
4,020,000 5.000
02/01/2028
4,123,159
2,100,000 5.000
02/01/2029
2,150,798
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
6,490,000 5.000
10/01/2028
6,819,633
State of Illinois GO Refunding Bonds Series 2018B (A3/A-)
6,000,000 5.000
10/01/2028
6,314,204
State of Illinois GO Refunding Bonds Series of October 2016 Il
(A3/A-)
225,000 5.000
02/01/2027
231,344
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
2,000,000 5.000
10/01/2025
2,008,948
357,983,812
Indiana - 0.9%
City of Rockport Pollution Control Revenue Refunding
Bonds for AEP Generating Company Project Series 1995
(NON-AMT) (Baa2/BBB+)
4,150,000 3.125
07/01/2025
4,150,000
City of Rockport Pollution Control Revenue Refunding Bonds
Series 1995 (NON-AMT) (Baa2/BBB+)
3,445,000 3.125
07/01/2025
3,445,000
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
7,050,000 5.000
(b)(c)
12/01/2044
7,112,816
Indiana Finance Authority Health Facility RB Series 2024 (A3/A-)
450,000 5.000
03/01/2026
455,336
300,000 5.000
03/01/2027
309,354
350,000 5.000
03/01/2028
365,667
385,000 5.000
03/01/2029
407,229
1,030,000 5.000
03/01/2030
1,101,000
610,000 5.000
03/01/2031
657,691
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
2,950,000 5.000
(b)(c)(g)
10/01/2064
3,146,602
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 A (A2/A-) (PUTABLE)
3,000,000 0.750
(b)(c)
12/01/2038
2,931,406
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000 0.950
(b)(c)
12/01/2038
4,428,154
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2021 (A2/A-)
3,000,000 0.650
08/01/2025
2,991,462
Indiana Finance Authority Senior Living RB Indiana Masonic
Home Project, Series A  2025 (NR/NR)
1,500,000 4.300
05/01/2029
1,516,032
Indiana Finance Authority State Revolving Fund Program Bonds,
Series 2025C (NR/AAA)
245,000 5.000
02/01/2030
268,735

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Housing & Community Development
Authority Multifamily Housing RB
Partners Preservation Projects Series 2023
(FHA 221(D)(4)) (FHA 221(D)(4)) (Aa1/NR) (PUTABLE)
$ 700,000 4.100%
(b)(c)
09/01/2028
$ 700,439
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
2,600,000 5.000
02/01/2031
2,859,257
895,000 5.000
02/01/2032
993,305
The Indianapolis Local Public Improvement Bond Bank Bonds,
Series 2025B (AMT) (A1/NR)
6,225,000 5.000
01/01/2028
6,484,333
44,323,818
Iowa - 0.3%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
1,900,000 4.500
06/01/2027
1,925,956
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (#Aa1/AA+)
3,170,000 5.000
(a)(b)(c)
12/01/2032
3,591,722
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (#Aa1/AA+)
490,000 4.000
(a)(b)(c)
12/01/2032
522,807
1,260,000 5.000
(a)
12/01/2032
1,427,625
Iowa Finance Authority RB Refunding for Lifespace Communities,
Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000 4.000
05/15/2026
2,103,921
Iowa Higher Education Loan Authority Private College Facility RB
University of Dubuque Project Series 2025 (NR/BBB-)
1,765,000 5.000
10/01/2032
1,863,884
1,950,000 5.000
10/01/2034
2,048,482
13,484,397
Kansas - 0.1%
City of Burlington Environmental Improvement RB Refunding for
Energy Metro, Inc. Project Series 2023 (A2/A)
3,775,000 4.300
(b)(c)
03/01/2045
3,780,791
a a
Kentucky - 0.8%
County of Boone Pollution Control Revenue Refunding Bonds
Series 2008A (NON-AMT) (Baa1/BBB+)
5,040,000 3.700
08/01/2027
5,069,063
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
06/01/2040
689,506
Kenton County Kentucky Airport Board Cincinnati Northern
Kentucky International Airport RB Series 2024 (A1/NR)
1,000,000 5.000
01/01/2029
1,054,858
Kenton County KY School District Financial
Coporation School Building RB 2016 B
(BAM-TCRS ST INTERCEPT) (Aa3/AA)
475,000 3.000
04/01/2030
470,494
Kentucky Asset/Liability Commission Project Notes 2024 Federal
Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000 5.000
09/01/2026
8,191,613
Kentucky Economic Development Finance Authority Healthcare
Facilities Refunding RB Series 2022 (NR/NR)
3,570,000 4.500
10/01/2027
3,570,586
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (Aa3/NR)
$ 550,000 4.000%
03/01/2026
$ 553,245
515,000 4.000
03/01/2027
524,165
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2001 A
(A1/A)
3,800,000 0.900
09/01/2026
3,670,420
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
700,000 5.000
10/01/2026
715,987
1,700,000 5.000
10/01/2027
1,775,579
Public Energy Authority of Kentucky Gas Supply RB Series 2019C
(A1/NR)
9,450,000 4.000
(b)(c)
02/01/2050
9,498,238
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2024 Series B (A1/NR)
500,000 5.000
08/01/2025
500,440
390,000 5.000
02/01/2026
392,839
800,000 5.000
08/01/2026
812,440
500,000 5.000
02/01/2027
511,596
1,150,000 5.000
08/01/2027
1,185,555
575,000 5.000
02/01/2028
595,800
39,782,424
Louisiana - 1.5%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
3,000,000 5.000
12/01/2025
3,021,095
4,255,000 5.000
12/01/2026
4,379,995
1,715,000 5.000
12/01/2027
1,803,003
East Baton Rouge Sewerage Commission Tax Exempt Revenue
Refunding Bonds Series 2020A (NR/AA-)
1,100,000 5.000
02/01/2026
1,114,001
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
695,000 2.875
06/01/2031
625,136
Louisiana Housing Corporation Multifamily Housing RB Arbours
At Acadiana ProjectSeries 2024 (FHA 221(D)(4)) (Aa1/NR)
2,228,000 5.000
(b)(c)
04/01/2028
2,300,857
Louisiana Housing Corporation Multifamily Housing RB
Arbours At Lafayette Phase II Project Series 2024
(FHA 221(D)(4)) (Aa1/NR)
2,200,000 5.000
(b)(c)
04/01/2028
2,263,215
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
3,300,000 5.000
08/15/2027
3,420,811
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue and Refunding
RB for Christwood Project Series 2024 (NR/NR)
1,050,000 4.250
(d)
11/15/2030
1,046,435
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Ragin' Cajun Facilities Student Housing & Parking
Project Series 2017 (AGM) (NR/AA)
1,230,000 5.000
10/01/2026
1,258,664

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
$ 1,490,000 3.500%
11/01/2032
$ 1,433,603
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,725,000 4.150
09/01/2027
7,801,010
Louisiana Offshore Terminal Authority Deepwater Port
RB for Loop LLC Project Series 2007-B-2A-2
(NON-AMT) (A3/BBB+) (PUTABLE)
2,500,000 4.200
(b)(c)
10/01/2037
2,513,963
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
3,775,000 4.200
(b)(c)
09/01/2033
3,803,286
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
3,050,000 5.250
(b)(c)
12/01/2052
3,267,914
Louisiana Public Facilities Authority Hospital RB Louisiana
Children's Medical Center Project Series 2015A3 RMKT
(NR/A)
6,250,000 5.000
(b)(c)
06/01/2045
6,537,673
Louisiana Public Facilities Authority Revenue and Refunding RB
Ochsner Clinic Foundation Project Series 2025B (A3/A)
10,000,000 5.000
05/15/2030
10,734,036
Parish of East Baton Rouge Capital Improvements District Movebr
Sales Tax RB Series 2024 (Aa2/AA+)
750,000 5.000
08/01/2030
829,522
840,000 5.000
08/01/2032
949,372
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (A2/A-) (PUTABLE)
5,755,000 4.050
(b)(c)
06/01/2037
5,785,922
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (A2/A-) (PUTABLE)
1,235,000 2.200
(b)(c)
06/01/2037
1,219,374
State of Louisiana Gasoline and Fuels Tax Revenue Refunding
Bonds 2017 Series B (Aa2/AA)
1,425,000 5.000
05/01/2026
1,452,000
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue
Refunding Bonds 2022 Series A (Aa3/AA)
(SOFR + 0.50%)
4,275,000 3.573
(c)(e)
05/01/2043
4,267,775
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000 5.000
09/01/2026
924,440
72,753,102
Maine - 0.0%
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000 5.000
07/01/2026
1,575,000
a a
Maryland - 0.9%
Community Development Administration Multifamily
Development RB Sustainability Bonds for Villages at Marley
Station Series 2024 D-2 (Cash-Collateralized) (Aa1/NR)
1,625,000 3.300
01/01/2029
1,633,025
Maryland Department of Transportation Consolidated
Transportation Bonds Refunding Series 2016 (Aa1/AAA)
3,025,000 4.000
09/01/2027
3,110,185
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
$ 2,625,000 5.000%
11/12/2028
$ 2,651,297
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/A-)
305,000 4.000
10/01/2026
306,469
Maryland Health and Higher Educational Facilities Authority RB
Maryland Institute College of Art Issue Series 2024 (NR/NR)
170,000 5.250
06/01/2026
172,454
275,000 5.250
06/01/2027
283,718
665,000 5.250
06/01/2028
695,978
400,000 5.250
06/01/2029
422,965
920,000 5.250
06/01/2030
982,263
975,000 5.250
06/01/2031
1,047,753
Maryland Health and Higher Educational Facilities Authority RB
University of Maryland Medical System Issue Series 2025B
(A2/A)
6,750,000 5.000
(b)(c)
07/01/2045
7,395,615
Maryland Stadium Authority RB Football Stadium Issue Series
2023A (NR/AA)
2,000,000 5.000
03/01/2026
2,028,732
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2020A (Aa1/AAA)
5,000,000 5.000
03/15/2027
5,203,579
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2021A (Aa1/AAA)
17,825,000 5.000
08/01/2027
18,713,904
Washington Suburban Sanitary District Consolidated
Public Improvement Green Bonds of Series 2024
(CNTY GTD) (Aaa/AAA)
490,000 5.000
06/01/2026
500,385
45,148,322
Massachusetts - 2.0%
Massachusetts Bay Transportation Authority Sales Tax RB Series
2005 A (Aa2/AA+)
20,000,000 5.000
07/01/2026
20,478,356
Massachusetts Development Finance Agency RB Brown University
Health Obligated Group Issue, Series 2025B (NR/BBB+)
12,250,000 5.000
(b)(c)
08/15/2055
13,076,261
Massachusetts Development Finance Agency RB for Wellforce
Issue, Serries 2020C (AGM) (NR/AA)
500,000 5.000
10/01/2028
531,078
Massachusetts Development Finance Agency RB Umass Memorial
Health Care Obligated Group Issue Series N-1 2025
(NR/BBB+)
300,000 5.000
07/01/2026
305,690
360,000 5.000
07/01/2027
372,835
500,000 5.000
07/01/2028
525,877
550,000 5.000
07/01/2029
585,846
650,000 5.000
07/01/2030
700,030
Massachusetts Development Finance Agency RB, Boston Medical
Center Issue Series G (Baa2/BBB)
2,200,000 5.000
07/01/2028
2,270,835
Massachusetts Development Finance Agency Refunding RB
Emerson College Issue Series 2025 (Baa2/BBB+)
560,000 5.000
01/01/2026
564,335
505,000 5.000
01/01/2027
518,299
1,190,000 5.000
01/01/2029
1,256,490
1,500,000 5.000
01/01/2033
1,615,067

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency Revenue and
Revenue Refunding Bonds Lasell Village Inc. Issue Series
2025 (NR/NR)
$ 3,485,000 5.000%
07/01/2029
$ 3,676,499
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
3,420,000 3.300
(b)(c)(g)
07/01/2041
3,438,345
Massachusetts Health and Educational Facilities Authority Variable
Rate Demand RB for Umass Series A (Aa2/AA-) (PUTABLE)
7,000,000 2.450
(b)(c)
11/01/2030
6,947,851
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa1/AA+)
5,165,000 5.000
11/15/2031
5,297,030
11,750,000 5.000
11/15/2032
12,034,315
Massachusetts St. College Bulding Authority Project Rev Project
Ref RB Series 2003 B (AGC ST APPROP) (Aa2/AA)
2,225,000 5.500
05/01/2033
2,503,168
Massachusetts State Development Finance Agency RB Mass
General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000 2.520
(c)(d)(e)
07/01/2049
6,245,773
The Commonwealth of Massachusetts GO Refunding Bonds Series
2016A (Aa1/AA+)
8,110,000 5.000
07/01/2025
8,110,000
The Commonwealth of Massachusetts GO Refunding Bonds,
Series A 2025 (Aa1/AA+)
4,830,000 5.000
07/01/2029
5,261,391
96,315,371
Michigan - 1.7%
Birmingham Public Schools County of Oakland State of Michigan
2024 School Building and Site Bonds (NR/AA+)
375,000 5.000
05/01/2026
381,606
500,000 5.000
05/01/2027
520,941
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,525,000 5.000
07/01/2048
3,551,561
City of Detroit GO Bonds Series 2021 B (Baa1/BBB)
1,220,000 2.960
04/01/2027
1,191,758
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD SOFR + 0.60%)
28,240,000 3.655
(e)
07/01/2032
27,857,119
Detroit Regional Convention Facility Authority Special Tax
Revenue Refunding Bonds Series 2024C (NR/A+)
500,000 5.000
10/01/2026
513,266
900,000 5.000
10/01/2027
941,118
600,000 5.000
10/01/2028
638,547
Howell Public Schools County of Livingston State of
Michigan 2025 School Building and Site Bonds, Series II
(Q-SBLF) (NR/AA)
235,000 5.000
05/01/2029
253,674
275,000 5.000
05/01/2030
301,049
Lansing Board of Water & Light Utility System RB Series 2021B
(Aa3/AA-)
5,000,000 2.000
(b)(c)
07/01/2051
4,906,494
Michigan Finance Authority Corewell Health Hospital Revenue and
Revenue Refunding Bonds, Subseries 2025B-1 (Aa3/AA)
3,000,000 5.000
(b)(c)
08/15/2055
3,241,673
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
$ 95,000 4.000%
02/01/2027
$ 94,621
Michigan Finance Authority Hospital RB for Trinity Health
Corporation 2013Mi-3 (NR/NR) (PUTABLE)
7,045,000 3.750
(c)
12/01/2038
7,234,753
Michigan Finance Authority Hospital RB for Trinity Health Credit
Group Series 2022B (Aa3/AA-)
6,250,000 5.000
(b)(c)
12/01/2043
6,603,633
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2015B (A1/NR)
1,215,000 5.000
05/15/2034
1,215,693
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2022B (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000 2.670
(c)(e)
04/15/2047
5,824,120
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
1,000,000 5.000
07/01/2029
1,001,507
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
5,650,000 3.875
(b)(c)
06/01/2053
5,448,278
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000 5.000
03/01/2030
2,617,067
Star International Academy Refunding Bonds Series 2020
(NR/BBB)
745,000 4.000
03/01/2026
741,474
775,000 4.000
03/01/2027
772,320
Waterford School District County of Oakland State of
Michigan School Building and Site Bonds Series 2025
(Q-SBLF) (NR/AA)
700,000 5.000
05/01/2028
743,171
Wayne County Airport Authority Airport RB Detroit Metropolitan
Wayne County Airport Airport Revenue Refunding Bonds,
Series 2015F (AMT) (A1/A+)
4,000,000 5.000
12/01/2033
4,007,653
Wayne County Airport Authority Airport RB for Detroit
Metropolitan Wayne County Airport Revenue Refunding
Bonds Series 2015F (A1/A+)
2,495,000 5.000
12/01/2025
2,513,088
83,116,184
Minnesota - 1.0%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000 2.000
12/01/2029
5,303,739
City of Minneapolis Health Care System RB for Allina Health
System Series 2023A (A1/A+)
2,500,000 5.000
(b)(c)
11/15/2052
2,626,701
City of Rochester Minnesota Health Care Facilities RB Mayo
Clinic Series 2025B (Aa2/AA)
6,500,000 5.000
(b)(c)
11/15/2055
7,139,057
City of St. Cloud Minnesota Health Care RB Series 2024 (A2/NR)
525,000 5.000
05/01/2031
575,516
550,000 5.000
05/01/2032
607,751
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/AA-)
325,000 5.000
06/15/2027
338,006

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority Health Care
Facilities RB Refunding for St. Luke’s Hospital Series 2022
(NR/AA-) – (continued)
$ 460,000 5.000%
06/15/2028
$ 486,899
400,000 5.000
06/15/2029
429,620
Duluth Independent School District Refunding Certificates of
Participation Series 2019A (Baa1/NR)
700,000 4.000
03/01/2026
704,130
Housing and Redevelopment Authority in and for The City of
Woodbury Minnesota Multifamily Housing  RB, Series 2025
(Aa1/NR)
1,600,000 3.200
(b)(c)(g)
02/01/2046
1,600,009
Housing and Redevelopment Authority of The City of Saint Paul
Minnesota Health Care Facilities Revenue Refunding Bonds
Healthpartners Obligated Group, Series 2025 (A2/A)
5,200,000 5.000
07/01/2028
5,489,767
Minnesota Higher Education Facilities Authority RB Green Bonds
Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000 5.000
(b)(c)
10/01/2053
3,087,575
Minnesota Special School District Refunding Certificates
of Participation for Minnesota School District
Credit Enhancement Program Series 2022C
(SD CRED PROG) (Aa1/AAA)
9,385,000 5.000
02/01/2027
9,724,046
State of Minnesota GO State Various Purpose Bonds Series 2023A
(Aaa/AAA)
7,815,000 5.000
08/01/2026
8,016,850
Western Minnesota Municipal Power Agency Power Supply
Revenue Refunding Bonds 2022 Series A (Aa2/NR)
825,000 5.000
01/01/2026
833,589
640,000 5.000
01/01/2027
661,971
47,625,226
Mississippi - 0.1%
Mississippi Development Bank Special Obligation Refunding
Bonds Series 2024A (Aa3/AA-)
1,000,000 5.000
01/01/2031
1,096,495
Warren County, Mississippi Gulf Opportunity Zone Revenue
Refunding Bonds International Paper Company Project Series
2018 (NON-AMT) (NR/BBB)
5,500,000 4.000
09/01/2032
5,539,673
6,636,168
Missouri - 1.2%
City of Kansas City, Missouri Special Obligation Refunding Bonds
Downtown Arena Project, Series 2025C (NR/AA-)
2,515,000 5.000
04/01/2031
2,784,815
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB The Children's Mercy Hospital
Series 2016 (NR/AA-)
1,465,000 5.000
05/15/2027
1,493,338
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
320,000 5.000
09/01/2025
320,292
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
480,000 5.000
02/01/2026
483,114
760,000 5.000
02/01/2027
775,262
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR) – (continued)
$ 950,000 5.000%
02/01/2028
$ 980,067
590,000 5.000
02/01/2029
613,797
485,000 5.000
02/01/2030
508,039
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
1,330,000 5.000
09/01/2033
1,324,920
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
845,000 4.050
(b)(c)(g)
05/01/2038
846,763
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-) (PUTABLE)
4,000,000 3.500
(b)(c)
05/01/2038
4,000,000
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
40,000,000 4.000
(b)(c)
05/01/2051
40,251,688
The Planned Industrial Expansion Authority of Kansas City
Multifamily Housing RB for The Depot on Old Santa Fe Series
2023 (Aa1/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,140,918
59,523,013
Montana - 0.3%
City of Forsyth Rosebud County Montana Pollution Control
Revenue Refunding Bonds Puget Sound Energy Project Series
2013A Non-AMT (NR/A-)
4,965,000 3.900
(b)
03/01/2031
4,948,732
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
2,825,000 3.875
07/01/2028
2,866,111
Montana Board of Housing Multifamily Housing RB Twin Creek 4
Apartments Project Series 2024 (Aa1/NR)
1,800,000 5.000
(b)(c)
09/01/2028
1,873,056
Montana Board of Housing Single Family Mortgage Bonds 2024
Series B (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
335,000 2.950
12/01/2025
334,558
340,000 3.000
06/01/2026
337,966
345,000 3.000
12/01/2026
342,403
350,000 3.050
06/01/2027
350,125
340,000 3.100
12/01/2027
341,293
515,000 3.150
06/01/2028
514,999
360,000 3.200
12/01/2028
359,675
225,000 3.200
06/01/2029
225,362
235,000 3.200
12/01/2029
235,101
12,729,381
Nebraska - 0.5%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
3,250,000 5.000
(b)(c)
08/01/2055
3,439,948

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nebraska – (continued)
Nebraska Investment Finance Authority Multifamily Housing RB
Mural Nebraska Series 2024A (Aa1/NR)
$ 7,000,000 3.000%
(b)(c)
04/01/2042
$ 6,963,597
Sarpy County School District GO Bonds for Gretna Public Schools
Series 2022B (NR/A+)
6,875,000 5.000
12/15/2027
6,924,663
Washington County Wastewater & Solid Waste Disposal Facilities
Revenue Refunding Bonds Series 2012 (NR/A) (PUTABLE)
4,700,000 0.900
(b)(c)
09/01/2030
4,679,433
22,007,641
Nevada - 0.2%
City of Las Vegas Special Improvement District No. 812 for
Summerlin Village 24 Local Improvement Bonds Series 2015
(NR/NR)
1,235,000 5.000
12/01/2027
1,241,495
City of Sparks RB Refunding for Nevada Tourism Improvement
District No. 1 Senior Project Series 2019 A (Baa2/NR)
900,000 2.750
(d)
06/15/2028
878,602
Clark County Harry Reid International Airport Passenger Facility
Charge Refunding RB Series 2022B (Aa2/NR)
925,000 5.000
07/01/2025
925,000
675,000 5.000
07/01/2026
690,083
870,000 5.000
07/01/2027
908,764
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A
(Aa3/NR)
1,275,000 5.000
07/01/2025
1,275,000
1,000,000 5.000
07/01/2026
1,017,580
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
1,025,000 3.750
(b)(c)
01/01/2036
1,024,344
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,060,000 4.000
09/01/2025
1,059,652
9,020,520
New Hampshire - 0.1%
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
265,000 4.000
01/01/2026
264,526
250,000 4.000
01/01/2027
249,447
New Hampshire Health and Education Facilities Authority RB
Dartmouth College Issue Series 2015A (Aa1/AAA)
4,025,000 3.300
(b)(c)
06/01/2040
4,036,011
New Hampshire Health and Education Facilities Authority RB,
Dartmouth Health Obligated Group Issue, Series 2025 (NR/A)
1,250,000 5.000
08/01/2031
1,364,879
5,914,863
New Jersey - 4.2%
Camden County Improvement Authority Multi-Family Housing
RB  Series 2024 (HUD SECT 8) (Aa1/NR)
2,750,000 5.000
(b)(c)
03/01/2027
2,781,033
Casino Reinvestment Development Authority Casino Reinvestment
Development Authority Luxury Tax RB Series 2024A
(AGC) (A1/AA)
800,000 5.000
11/01/2028
850,719
Casino Reinvestment Development Authority Luxury Tax RB
Series 2024 B (AGC) (A1/AA)
700,000 5.000
11/01/2028
744,379
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
County of Morris GO Bonds for General Improvement and County
College Series 2021 (Aaa/AAA)
$ 4,615,000 2.000%
02/01/2027
$ 4,535,135
New Jersey Economic Development Authority RB Refunding
for New Jersey-American Water Co., Inc. Series 2020 E
(AMT) (A1/A+)
3,100,000 0.850
12/01/2025
3,045,679
New Jersey Economic Development Authority RB Refunding
for School Facilities Construction Series 2013 I
(ST APPROP) (A2/A-)
(SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000 3.170
(e)
09/01/2025
13,312,148
New Jersey Economic Development Authority Refunding
RB for School Facilities Construction Series 2005 N1
(AMBAC) (A2/A-)
2,000,000 5.500
09/01/2026
2,060,582
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds 2016 Series BBB (A2/A-)
2,850,000 5.500
(a)
12/15/2026
2,966,543
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
4,000,000 5.000
06/15/2026
4,079,582
2,480,000 5.000
06/15/2027
2,584,423
New Jersey Economic Development Authority Special Facility
Revenue Refunding Bonds for Port Newark Container
Terminal Project Series 2017 (Baa2/NR)
2,130,000 5.000
10/01/2026
2,153,524
1,710,000 5.000
10/01/2027
1,746,790
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
3,495,000 3.750
(b)(c)
11/01/2034
3,493,821
New Jersey Educational Facilities Authority Princeton University
RB, Series 2025A-1 (Aaa/AAA)
10,000,000 5.000
(b)(c)
07/01/2064
10,992,081
New Jersey Health Care Facilities Financing Authority Revenue
Refunding Bonds for RWJ Barnabas Health Obligated Group
Issue Series 2019B-2 (A1/AA-)
5,700,000 3.625
(b)(c)(g)
07/01/2042
5,700,000
New Jersey Housing & Mortgage Finance Agency Multi-Family
RB 2021 Series B (NON-AMT) (HUD SECT 8) (NR/AA-)
2,310,000 0.900
11/01/2025
2,282,474
New Jersey Housing and Mortgage Finance Agency Multi-Family
RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000 2.850
11/01/2025
1,824,769
New Jersey Housing and Mortgage Finance Agency Single Family
Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,675,000 2.800
10/01/2025
2,668,957
2,600,000 2.900
04/01/2026
2,583,530
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
10,765,000 0.000
(f)
12/15/2025
10,613,404
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
365,000 0.000
(f)
12/15/2026
349,582
4,155,000 0.000
(f)
12/15/2027
3,856,869
27,705,000 0.000
(f)
12/15/2028
24,869,557

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
$ 46,605,000 0.000%
(f)
12/15/2027
$ 43,260,984
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A3/A+)
1,565,000 5.000
06/15/2030
1,589,635
New Jersey Transportation Trust Fund Authority Tax Exempt RB
for Transportation System Bonds Series 2019 A (A2/A-)
7,430,000 5.000
12/15/2025
7,494,460
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
9,265,000 0.000
(f)
12/15/2029
8,020,529
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A2/A-)
3,095,000 5.000
06/15/2026
3,156,576
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000 5.000
01/01/2027
10,329,855
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
570,000 4.250
07/01/2033
576,481
State of New Jersey COVID 19 Emergency GO Bonds Series 2020
A (A1/A)
12,750,000 5.000
06/01/2027
13,329,056
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds
Series 2018A (NR/A)
1,495,000 5.000
06/01/2027
1,528,837
Union County Utilities Authority Resource Recovery Facility Lease
Revenue Refunding Bonds for Covanta Union Series 2011A
(AMT) (CNTY GTD) (NR/AA+)
4,375,000 5.250
12/01/2031
4,383,010
203,765,004
New Mexico - 0.7%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,525,000 3.875
(b)(c)
06/01/2040
1,546,255
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,315,000 3.875
(b)(c)
06/01/2040
1,333,328
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000 3.875
(b)(c)
06/01/2040
1,979,322
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000 3.900
(b)(c)
06/01/2040
5,258,989
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000 0.875
(b)(c)
06/01/2040
3,210,625
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
New Mexico Hospital Equipment Loan Council Hospital System
RB for Presbyterian Healthcare Services Series 2019B
(A1/AA-)
$ 7,680,000 5.000%
(b)(c)
08/01/2049
$ 7,690,062
New Mexico Mortgage Finance Authority Multifamily Housing RB
for Mountain View II & III Apartments Project Series 2023
(HUD SECT 8) (Aa1/NR)
2,600,000 5.000
(b)(c)
02/01/2042
2,609,886
New Mexico Mortgage Finance Authority Multifamily Housing
RB Sante Fe Apartments and Sangre De Cristo Project, Series
2023 (HUD SECT 8) (Aa1/NR) (PUTABLE)
5,100,000 3.730
(b)(c)
02/01/2042
5,102,069
Santa Fe Public School District Santa Fe County Education
Technology General Obligation Lease Purchase Notes Series
2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000 5.000
08/01/2027
1,123,175
Santa Fe Public School District Santa Fe County General
Obligation School Building Bonds Series 2024
(ST AID WITHHLDG) (NR/AA-)
765,000 5.000
08/01/2026
783,492
735,000 5.000
08/01/2027
768,699
State of New Mexico Severance Tax Bonds Series 2022A
(Aa3/AA-)
4,880,000 5.000
07/01/2026
4,994,283
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 5.000
09/01/2027
181,824
36,582,009
New York - 10.8%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
285,000 5.000
04/01/2030
302,537
330,000 5.000
04/01/2031
352,432
425,000 5.000
04/01/2032
455,164
195,000 5.000
04/01/2033
208,804
220,000 5.000
04/01/2034
234,914
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2026
99,397
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
190,000 3.400
07/01/2027
188,851
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
955,000 4.000
06/15/2033
946,475
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
5,185,000 4.250
(b)(c)
04/01/2042
5,222,666
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
345,000 4.000
06/01/2034
338,416
City of New York GO Bonds 2023 Series C (Aa2/AA)
3,000,000 5.000
08/01/2025
3,004,840
City of New York GO Bonds 2023 Series D (Aa2/AA)
1,885,000 5.000
08/01/2025
1,888,041

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
$ 1,000,000 5.000%
08/01/2026
$ 1,026,626
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
4,285,000 5.000
09/01/2026
4,399,047
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000 5.000
08/01/2026
10,516,518
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
175,000 5.000
11/15/2025
176,381
250,000 5.000
11/15/2026
258,065
200,000 5.000
11/15/2027
211,217
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
4,300,000 5.000
(b)(c)
07/01/2028
4,464,616
Dormitory Authority of the State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
650,000 5.000
11/01/2025
652,993
Dormitory Authority of The State of New York Montefiore
Obligated Group RB, Series 2024 (Baa3/BBB-)
900,000 5.000
11/01/2026
919,498
875,000 5.000
11/01/2030
929,570
1,555,000 5.000
11/01/2031
1,661,112
1,250,000 5.000
11/01/2032
1,338,726
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
300,000 5.250
05/01/2027
311,014
250,000 5.250
05/01/2028
261,204
350,000 5.250
05/01/2029
369,626
565,000 5.250
05/01/2030
602,008
400,000 5.250
05/01/2031
429,155
Dormitory Authority of The State of New York Pace University RB
Series 2024B (Baa3/BBB-)
1,375,000 5.000
05/01/2026
1,393,103
1,435,000 5.000
05/01/2027
1,481,347
1,375,000 5.000
05/01/2028
1,427,437
1,750,000 5.000
05/01/2029
1,832,620
1,750,000 5.000
05/01/2030
1,845,457
2,500,000 5.000
05/01/2031
2,649,840
Dormitory Authority of The State of New York State Sales Tax RB
Series 2024A (Aa1/NR)
2,120,000 5.000
03/15/2031
2,365,297
Dormitory Authority of The State of New York White Plains
Hospital Obligated Group RB, Series 2024 (Baa3/BBB-)
750,000 5.000
10/01/2030
800,005
1,080,000 5.000
10/01/2031
1,157,684
1,125,000 5.000
10/01/2032
1,207,646
Empire State Development Corp. State Personal Income Tax RB
Series 2022A (Aa1/NR)
21,000,000 5.000
09/15/2028
22,642,341
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
275,000 5.000
12/01/2026
281,738
Long Island Power Authority Electric System General RB Series
2024B (A2/A)
10,000,000 3.000
(b)(c)
09/01/2049
9,622,769
Long Island Power Authority RB Refunding Series 2020 B (A2/A)
8,000,000 0.850
(b)(c)
09/01/2050
7,956,405
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
$ 15,000,000 1.500%
(b)(c)
09/01/2051
$ 14,662,843
Long Island Power Authority RB Series 2021 (A2/A)
10,000,000 1.000
09/01/2025
9,947,411
Metropolitan Transit Authority NY Revenue Variable Rate
Refunding Bonds Sub, Series 2005D-1 (Aa3/AA/A-1)
8,230,000 4.050
(b)(c)
11/01/2035
8,230,000
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A2/A-)
4,250,000 4.000
11/15/2026
4,311,205
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A2/A-)
4,250,000 5.250
11/15/2028
4,279,036
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015D-1 (A2/A-)
10,000,000 5.000
11/15/2033
10,021,360
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2017D (A2/A-)
1,075,000 5.000
11/15/2027
1,126,142
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A2/A-)
3,000,000 5.000
11/15/2028
3,194,054
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A-)
8,050,000 5.000
11/15/2034
8,961,948
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds for Transportation Revenue Variable Rate
Refunding Bonds Subseries 2002G-1H (A2/A-)
(SOFR + 0.60%)
10,255,000 3.541
(e)
11/01/2026
10,248,120
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000 6.000
(b)(c)(h)
01/01/2032
300,000
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class D Series 2024 Tax-Exempt
Bonds (Baa1/NR)
1,250,000 4.000
12/15/2031
1,279,914
New York City Housing Development Corp. Multi-Family
Mortgage RB 8 Spruce Street Class E Series 2024 Tax-Exempt
Bonds (Baa3/NR)
1,000,000 4.375
12/15/2031
1,022,826
New York City Housing Development Corp. Series F-2-B
5,265,000 3.400
(b)(c)
11/01/2062
5,264,907
New York City Industrial Development Agency RB for Yankee
Stadium LLC Series 2006 (FGIC) (Baa1/NR)
(MUNI-CPI + 0.88%)
2,610,000 3.191
03/01/2026
2,597,132
(MUNI-CPI + 0.89%)
2,850,000 3.201
03/01/2027
2,822,741
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Adjustable
Rate Fiscal 2021 Series EE Subseries EE-1 and EE-2
(Aa1/AA+/A-1)
4,265,000 3.600
(b)(c)
06/15/2045
4,265,000
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
10,000,000 5.000
07/15/2033
10,002,620
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000 5.000
11/01/2028
3,225,975

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2025 Series A Subseries A-1 Tax-
Exempt Bonds (Aa1/AAA)
$ 3,250,000 5.000%
11/01/2026
$ 3,349,103
2,435,000 5.000
11/01/2027
2,568,946
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2014 Subseries B-3
(Aa1/AAA/A-1)
1,430,000 3.900
(b)(c)
11/01/2042
1,430,000
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
1,805,000 5.150
(d)
11/15/2034
1,805,110
New York Port Authority Consolidated Bonds 197th Series
(Aa3/AA-)
4,000,000 5.000
11/15/2034
4,050,849
New York Port Authority Consolidated Bonds 207th Series
(Aa3/AA-)
6,035,000 5.000
09/15/2027
6,268,014
New York State Dormitory Authority  Secondarily
Industrial RB New York University Series  2001
(BHAC-CR AMBAC) (Aa1/AA+)
2,110,000 5.500
07/01/2031
2,295,712
New York State Dormitory Authority RB Refunding for Bidding
Group 1 Series 2018 C (Aa1/AA+)
3,960,000 5.000
03/15/2026
4,023,520
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
1,130,000 5.000
07/01/2028
1,142,664
New York State Energy Research and Development Authority
Pollution Control RB Rochester Gas and Electric Corporation
Project 1997 Series A (Baa1/A-)
1,500,000 3.800
(g)
08/01/2032
1,511,064
New York State Environmental Facilities Corp. State Clean Water
& Drinking Water Revolving Funds RB for Municipal Water
Finance Authority Projects - Second Resolution Bonds Series
2016 (Aaa/AAA)
3,000,000 5.000
06/15/2035
3,053,821
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
3,745,000 1.100
(b)(c)
11/01/2061
3,571,088
New York State Housing Finance Agency Affordable Housing 2022
Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
22,000,000 3.100
(b)(c)
05/01/2062
21,891,786
New York State Housing Finance Agency
Affordable Housing RB 2022 Series F-2
(SONYMA FHA 542(C)) (SONYMA FHA 542
(c)
) (Aa2/NR)
18,000,000 3.850
(b)(c)
05/01/2062
18,005,346
New York State Housing Finance Agency RB Series 2021 D-2
(SONYMA) (Aa2/NR)
2,135,000 0.650
(b)(c)
11/01/2056
2,108,906
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
1,000,000 3.450
(b)(c)
06/15/2054
1,001,428
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 Sustainability Bonds (Aa1/NR)
2,170,000 3.350
(b)(c)
06/15/2054
2,168,332
New York State Thruway Authority Personal Income Tax RB Series
2021A-1 (NR/AA+)
40,000,000 5.000
03/15/2028
42,485,456
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2022 (Baa1/NR)
$ 415,000 5.000%
12/01/2026
$ 424,004
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
7,000,000 5.000
01/01/2029
7,164,527
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
3,425,000 5.000
01/01/2026
3,439,451
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa2/NR)
8,540,000 5.000
01/01/2030
8,724,409
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
7,675,000 4.000
10/01/2030
7,541,707
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 C
(Baa1/BBB)
1,300,000 5.000
12/01/2027
1,355,866
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
6,150,000 5.000
07/01/2041
6,150,177
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
14,275,000 5.250
01/01/2050
14,063,951
New York Transportation Development Corp. Special Facilities
RB for Laguardia Airport Terminal B Redevelopment Project
Series 2018 (Baa2/NR)
7,765,000 5.000
01/01/2028
7,954,366
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2020A
(Baa1/NR)
500,000 5.000
12/01/2027
518,062
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
150,000 5.000
12/01/2032
170,120
Onondaga Civic Development Corporation RB Syracuse University
Project, Series 2025 (Aa3/AA-)
375,000 5.000
12/01/2028
403,758
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
1,020,000 5.000
07/01/2025
1,020,000
1,080,000 5.000
07/01/2026
1,079,378
1,090,000 5.000
07/01/2027
1,073,220
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
10,000,000 3.000
10/01/2028
9,850,248
Power Authority of The State of New York Green Transmission
Project RB Series 2023A (AGM) (Aa3/AA)
500,000 5.000
11/15/2026
517,013
500,000 5.000
11/15/2027
530,045
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000 5.000
(b)(c)
05/01/2048
2,304,911

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
$ 1,025,000 5.000%
07/01/2026
$ 1,030,358
State of New York Dormitory Authority Wagner College RB Series
2022 (NR/NR)
675,000 5.000
07/01/2026
674,317
705,000 5.000
07/01/2027
704,329
740,000 5.000
07/01/2028
737,806
The City of New York GO Bonds Fiscal 2025 Series F (Aa2/AA)
5,500,000 5.000
08/01/2034
6,207,869
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
2,655,000 5.000
08/01/2025
2,659,283
1,000,000 5.000
08/01/2026
1,025,002
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred forty-Second Series (Aa3/AA-)
1,750,000 5.000
12/01/2025
1,761,087
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Bonds Series 2021C (NR/AA+)
40,900,000 5.000
(b)(c)
05/15/2051
41,542,322
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2022E (NR/AA+)
26,915,000 5.000
11/15/2027
28,279,529
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2024B
(NR/SP-1+)
5,000,000 5.000
03/15/2027
5,185,722
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(A1/SP-1+)
20,000,000 5.000
02/01/2028
21,179,088
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
10,000,000 5.000
03/01/2028
10,562,744
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Real Estate Transfer Tax RBSeries 2025A (A1/A+)
1,000,000 5.000
12/01/2033
1,134,760
1,000,000 5.000
12/01/2034
1,138,157
Westchester County Local Development Corp. Revenue Refunding
Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
145,000 5.000
01/01/2027
147,443
525,183,010
North Carolina - 0.8%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E
(Aa3/AA)
6,500,000 0.800
(b)(c)
01/15/2048
6,433,623
City of Charlotte Water & Sewer System Refunding RB Series
2015 (Aaa/AAA)
5,000,000 5.000
07/01/2027
5,008,189
Greater Ashville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
750,000 5.000
07/01/2027
775,120
North Carolina Housing Finance Agency Multifamily Housing RB
Series 2024 (Aa1/NR) (PUTABLE)
2,205,000 5.000
(b)(c)
04/01/2029
2,316,623
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
1,250,000 5.000
(b)(c)
06/01/2055
1,346,923
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission
Retirement Facilities First Mortgage RB
$ 680,000 3.900%
01/01/2029
$ 681,154
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Carolina Meadows Series 2024 (NR/NR)
7,495,000 5.000
12/01/2034
8,177,514
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-1 (NR/NR)
350,000 4.250
10/01/2028
350,185
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-2 (NR/NR)
525,000 3.750
10/01/2028
525,159
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Twin Lakes CommunityTax-Exempt
Mandatory Paydown SecuritiesTemps-85SM Series 2025B-1
(NR/NR)
815,000 4.050
01/01/2030
816,362
State of North Carolina Limited Obligation Bonds Series 2020B
(Aa1/AA+)
13,610,000 5.000
05/01/2026
13,871,270
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa3/AA)
1,000,000 5.000
(b)(c)
01/15/2049
1,099,911
41,402,033
North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
2,000,000 5.000
12/01/2028
2,084,408
City of Grand Forks RB Refunding for Altru Health System
Obligated Group Series 2021 (Baa3/NR)
165,000 5.000
12/01/2025
165,364
225,000 5.000
12/01/2026
229,259
2,479,031
Ohio - 1.9%
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020 USA
(NR/NR)
125,000 5.000
11/15/2025
125,596
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020
(NR/NR)
175,000 5.000
11/15/2026
179,027
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2023A (A1/A)
2,750,000 5.000
02/15/2027
2,846,161
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
2,000,000 5.000
01/01/2026
2,018,557
Columbus Regional Airport Authority John Glenn Columbus
International Airport Airport RB Series 2025A (AMT) (A2/A)
1,000,000 5.000
01/01/2030
1,061,889
1,525,000 5.000
01/01/2031
1,629,940
1,300,000 5.000
01/01/2032
1,397,417
1,300,000 5.000
01/01/2033
1,397,969
1,000,000 5.000
01/01/2034
1,073,497

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Columbus-Franklin County Finance Authority Multifamily
Housing RB for Caravel Apartments Series 2024B (Aa1/NR)
$ 1,200,000 3.030%
(b)(c)
11/01/2028
$ 1,198,555
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aa1/NR)
2,000,000 5.000
(b)(c)
12/01/2028
2,089,903
County of Cuyahoga Convention Hotel Project Certificate of
Participation Series 2024 (A1/AA-)
2,390,000 5.000
12/01/2028
2,542,350
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
6,000,000 5.000
07/01/2031
6,125,444
County of Montgomery Ohio Health Care Facilities Revenue
Refunding and Improvement Bonds Series 2024 (Baa1/NR)
500,000 5.000
09/01/2025
501,224
400,000 5.000
09/01/2026
408,275
400,000 5.000
09/01/2027
415,576
325,000 5.000
09/01/2028
342,391
470,000 5.000
09/01/2029
501,022
375,000 5.000
09/01/2030
403,410
375,000 5.000
09/01/2031
406,130
Franklin County Finance Authority Multifamily Housing
RB for Dering Family Homes Project Series 2023
(HUD SECT 8) (Aa1/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,106,742
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,750,000 4.250
(b)(c)
11/01/2039
3,789,583
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000 4.000
(b)(c)
09/01/2030
6,568,835
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
15,750,000 4.250
(b)(c)
11/01/2040
15,924,983
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
1,075,000 2.875
02/01/2026
1,065,082
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,695,000 2.875
02/01/2026
2,670,137
Ohio Air Quality Development Authority Revenue Refunding
Bonds American Electric Power Company Project Series
2005A Bonds (AMT) (Baa2/BBB)
1,000,000 3.750
01/01/2029
991,027
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
675,000 3.400
(b)(c)
07/01/2042
676,339
Ohio Housing Finance Agency Multifamily Housing RB at Main
Series 2025 (Aa1/NR)
1,500,000 3.700
(b)(c)
11/01/2047
1,509,506
Ohio Housing Finance Agency Multifamily Housing RB
for Cherry Blossom Apartments Project Series 2023
(HUD SECT 8) (Aa1/NR) (PUTABLE)
1,700,000 5.000
(b)(c)
08/01/2026
1,702,298
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio State RB Refunding for Premier Health Partners Obligated
Group Series 2020 (Baa1/NR)
$ 280,000 5.000%
11/15/2025
$ 281,169
Ohio Water Development Authority Drinking Water Assistance
Fund RB Series 2016 (Aaa/AAA)
4,080,000 4.000
12/01/2033
4,098,872
Ohio Water Development Authority Fresh Water Development RB
Series 2016B (Aaa/AAA)
1,000,000 5.000
06/01/2026
1,021,640
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa1/NR)
275,000 5.000
05/01/2026
279,075
285,000 5.000
05/01/2027
294,875
355,000 5.000
05/01/2028
372,673
315,000 5.000
05/01/2029
334,655
275,000 5.000
05/01/2030
294,943
285,000 5.000
05/01/2031
308,477
630,000 5.000
05/01/2032
683,695
State of Ohio Higher Educational Facility Revenue Refunding
Bonds Series 2021B (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000 2.150
(c)(e)
12/01/2042
4,356,378
The Franklin County Convention Facilities Authority Tax and Lease
Revenue Anticipation Refunding Bonds Series 2024 (Aa2/AA)
9,815,000 5.000
12/01/2032
10,982,938
Willoughby Eastlake City School District GO UT School
Improvement Bonds Series 2016 (A2/NR)
2,500,000 5.000
(a)
12/01/2025
2,521,221
92,499,476
Oklahoma - 1.1%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000 1.000
11/01/2026
8,942,287
Independent School District Combined Purpose GO Bonds Series
2021B (NR/AA)
10,000,000 1.000
09/01/2025
9,943,591
Independent School District GO Combined Purposed Bonds Series
2021 (NR/AA+)
8,840,000 1.250
06/01/2026
8,592,438
Independent School District No. 6 GO Combined Purpose Bonds
Series 2023 (NR/AA-)
9,925,000 5.000
09/01/2025
9,950,432
Independent School District Number 69 Canadian County,
Oklahoma Mustang School District GO Building Bonds,
Series 2025A (NR/AA-)
645,000 4.000
06/01/2027
656,845
1,195,000 4.000
06/01/2028
1,229,087
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA)
1,725,000 5.000
07/01/2026
1,763,505
1,775,000 5.000
07/01/2027
1,855,414
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA)
340,000 5.000
07/01/2026
347,589
250,000 5.000
07/01/2027
261,326
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
2,100,000 5.000
09/01/2030
2,196,559
650,000 5.000
09/01/2032
678,302

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma Housing Finance Agency Collateralized RB Crimson
Flats West, Series 2025 (Aa1/NR) (PUTABLE)
$ 625,000 3.625%
(b)(c)
05/01/2028
$ 628,930
Oklahoma Housing Finance Agency Collateralized RB The
Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
1,225,000 3.400
(b)(c)
07/01/2028
1,230,343
Oklahoma Turnpike Authority Oklahoma Turnpike System
Refunding Second Senior RB Series 2025B (Aa3/AA-)
1,640,000 5.000
(g)
01/01/2032
1,790,961
Tulsa County Industrial Authority Educational Facilities Lease RB
Broken Arrow Public Schools Project Series 2025 (A1/NR)
1,375,000 5.000
09/01/2032
1,534,478
640,000 5.000
09/01/2033
718,115
1,055,000 5.000
09/01/2034
1,188,027
Wagoner County Development Authority Sales Tax RB, Series
2025 (NR/NR)
680,000 8.250
05/01/2029
713,840
730,000 8.250
05/01/2030
764,500
54,986,569
Oregon - 0.5%
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2025 Series A (Aa2/AA)
2,625,000 5.000
10/01/2030
2,905,999
2,595,000 5.000
10/01/2032
2,927,566
2,500,000 5.000
10/01/2034
2,848,983
Corvallis School District No. 509J GO Convertible Deferred
Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
2,790,000 5.000
06/15/2026
2,851,002
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series
A (NR/BBB+)
125,000 5.000
10/01/2026
126,977
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000 5.000
07/01/2028
2,525,001
Portland Oregon Water System RB Refunding First Lien Series
2016 A (Aa1/NR)
7,090,000 4.000
04/01/2029
7,147,207
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000 1.000
08/01/2026
1,290,812
22,623,547
Pennsylvania - 4.3%
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-1 (NR/NR)
2,295,000 3.900
06/01/2030
2,261,176
Adams County General Authority Entrance Fee Principal
Redemption Bonds for The Brethren Home Community
Project Series 2024B-2 (NR/NR)
1,500,000 3.600
06/01/2029
1,482,944
Adams County General Authority Gettysburg College RB,
Series  2025 (A3/A)
560,000 5.000
08/15/2026
571,381
485,000 5.000
08/15/2027
503,694
515,000 5.000
08/15/2028
542,799
650,000 5.000
08/15/2029
692,970
680,000 5.000
08/15/2030
729,090
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Higher Education Building Authority for
Carnegie Mellon University for RB Series 2022A (NR/AA+)
(SOFR + 0.29%)
$ 5,330,000 3.363%
(c)(e)
02/01/2033
$ 5,304,322
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
480,000 5.000
05/01/2026
483,678
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
600,000 5.000
05/01/2028
624,170
Cheltenham Township Industrial Development Authority Arcadia
University RB Series of 2024 (NR/BBB-)
6,245,000 5.000
04/01/2034
6,384,788
City of Erie Higher Education Building Authority Commonwealth
of Pennsylvania RB Aicup Financing Program - Gannon
University Project Series 2025 XX1 (NR/BBB+)
250,000 5.000
05/01/2027
256,456
300,000 5.000
05/01/2029
312,963
300,000 5.000
05/01/2030
314,741
1,010,000 4.000
05/01/2033
999,286
375,000 5.000
05/01/2035
392,618
City of Philadelphia Airport Revenue Refunding Bonds Series
2017B (AMT) (A1/A+)
1,150,000 5.000
07/01/2025
1,150,000
City of Philadelphia Airport Revenue Refunding Bonds Series
2021 (AMT) (A1/NR)
2,800,000 5.000
07/01/2027
2,894,880
Commonwealth of Pennsylvania GO Bonds First Series of 2021
(Aa2/A+)
4,190,000 3.000
05/15/2034
3,893,862
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa2/A+)
3,925,000 5.000
08/15/2025
3,934,902
Cumberland County Municipal Authority RB Refunding for
Messiah College Series 2020 SS3 (NR/A-)
2,195,000 2.345
11/01/2026
2,136,066
Delaware River Port Authority Port District Project Refunding
Bonds Series 2022 (A3/A)
1,000,000 5.000
01/01/2027
1,035,544
Delaware Valley Regional Finance Authority Local Government RB
2022 Series B (A1/A+)
(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000 2.320
(c)(e)
03/01/2057
17,780,227
Delaware Valley Regional Finance Authority Local Government RB
2022 Series C (A1/A+)
(SOFR + 0.49%)
13,580,000 3.431
(c)(e)
03/01/2057
13,542,716
Geisinger Authority Health System Long Term Rate RB Series
2020B (NR/AA-)
16,740,000 5.000
(b)(c)
04/01/2043
17,071,733
Lancaster Municipal Authority Healthcare Facilities RB Series A of
2024 Garden Spot Village Project (NR/NR)
160,000 5.000
05/01/2026
161,737
290,000 5.000
05/01/2027
297,478
215,000 5.000
05/01/2028
223,456
185,000 5.000
05/01/2029
194,288
195,000 5.000
05/01/2030
206,598
205,000 5.000
05/01/2031
218,571

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Lehigh County General Purpose Authority RB Refunding for The
Good Shepherd Obligated Group Series 2021 A (NR/BBB)
$ 525,000 4.000%
11/01/2025
$ 524,804
570,000 4.000
11/01/2026
573,127
Lehigh County IDA Pollution Control Revenue Refunding
Bonds for PPL Electric Utilities Corp. Project Series 2016B
(NON-AMT) (A1/A+)
19,615,000 2.625
02/15/2027
19,504,085
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,390,000 5.000
02/15/2027
2,467,076
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
5,795,000 4.100
06/01/2029
5,965,678
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000 4.450
(b)(c)
10/01/2034
5,473,981
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2033
1,596,254
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(b)(c)
10/01/2046
10,073,764
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000 0.950
(b)(c)
12/01/2033
14,100,382
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,700,000 1.100
(b)(c)
06/01/2031
7,427,882
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025A (A2/A)
8,000,000 5.000
(b)(c)
03/15/2060
8,312,608
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
16,900,000 5.000
(b)(c)
03/15/2060
18,078,138
Pennsylvania Economic Financing Development Authority Sewage
Sludge Disposal Revenue Refunding Bonds Series 2020
(Baa2/NR)
615,000 4.000
01/01/2026
616,071
Pennsylvania Housing Finance Agency Special Limited Obligation
Multifamily Housing Development Bonds for Cambridge
Square Series 2023B (HUD SECT 8) (Aa1/NR)
1,000,000 5.000
(b)(c)
11/01/2026
1,005,183
Pennsylvania Turnpike Commission Subordinate Revenue
Refunding Bonds First Series of 2024 (A2/A+)
2,000,000 5.000
06/01/2032
2,239,718
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B
(Aa3/NR)
155,000 5.000
12/01/2025
156,316
135,000 5.000
12/01/2026
139,346
185,000 5.000
12/01/2027
195,199
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
1,520,000 5.000
07/01/2028
1,553,661
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Redevelopment Authority City Service Agreement
Revenue Refunding Bonds for City of Philadelphia
Neighborhood Transformation Initiative Series A of 2025
(A1/A+)
$ 2,340,000 5.000%
04/15/2031
$ 2,581,746
Southeastern Pennsylvania Transportation Authority RB for Asset
Improvement Program Series 2022 (Aa3/NR)
750,000 5.000
06/01/2026
764,934
500,000 5.000
06/01/2027
521,955
State Public School Building Authority School Lease Revenue
Refunding Bonds for Philadelphia School District Project
Series 2016A (AGM ST AID WITHHLDG) (Aa3/AA)
2,550,000 5.000
06/01/2031
2,589,417
The City of Philadelphia, Pennsylvania Airport Revenue and
Refunding Bonds, Series 2017-B  (AMT) (AG) (A1/AA)
16,145,000 5.000
07/01/2036
16,275,290
Westmoreland County IDA Health System Tax Exempt RB Series
2020A (Baa3/NR)
575,000 4.000
07/01/2025
575,000
625,000 4.000
07/01/2026
626,156
210,536,905
Puerto Rico - 5.4%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,613,922 0.010
(b)(h)(i)
11/01/2043
1,607,562
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
252,465 5.375
07/01/2025
252,465
501,051 5.625
07/01/2027
515,625
492,922 5.625
07/01/2029
519,938
478,771 5.750
07/01/2031
516,414
584,255 0.000
(f)
07/01/2033
403,913
454,000 4.000
07/01/2033
442,936
408,086 4.000
07/01/2035
392,923
350,245 4.000
07/01/2037
333,697
476,200 4.000
07/01/2041
423,189
495,242 4.000
07/01/2046
423,143
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
1,015,000 5.250
07/01/2025
1,015,000
150,000 5.250
07/01/2032
149,140
145,000 5.250
07/01/2035
141,536
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds PP (NATL) (NR/NR)
700,000 5.000
07/01/2025
700,000
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds SS (NATL) (NR/NR)
525,000 5.000
07/01/2025
525,000
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD SOFR + 0.52%)
55,400,000 3.568
(e)
07/01/2029
52,948,317
Puerto Rico Financial Corp Commonwealth Appropriation Bonds
2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000 6.000
08/01/2026
2,084,834
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
5,000,000 4.329
07/01/2040
4,691,620

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
$ 45,168,000 0.000%
(f)
07/01/2027
$ 41,742,644
6,885,000 0.000
(f)
07/01/2029
5,875,683
23,267,000 0.000
(f)
07/01/2031
18,153,221
21,519,000 0.000
(f)
07/01/2033
15,295,959
4,705,000 0.000
(f)
07/01/2046
1,489,827
3,833,000 0.000
(f)
07/01/2051
889,420
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,050,000 4.329
07/01/2040
1,923,564
56,000 4.536
07/01/2053
48,647
747,000 4.784
07/01/2058
680,720
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
98,889,000 4.500
07/01/2034
98,884,105
1,345,000 4.750
07/01/2053
1,236,549
3,400,000 5.000
07/01/2058
3,196,436
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Restructured Bonds Series A-1 (NR/NR)
4,802,000 4.550
07/01/2040
4,602,762
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000 0.000
(h)
03/15/2049
93,263
262,200,052
Rhode Island - 0.1%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AGC) (A1/AA)
610,000 5.000
09/15/2027
636,288
400,000 5.000
09/15/2028
423,884
State of Rhode Island GO Bonds Consolidated Capital
Development Loan Series 2022 A (Aa2/AA)
2,210,000 5.000
08/01/2026
2,264,451
3,324,623
South Carolina - 0.4%
Charleston Educational Excellence Financing Corporation
Installment Purchase Revenue Refunding Bonds Charleston
County School District South Carolina Project Series 2024
(Aa3/AA-)
500,000 5.000
12/01/2031
559,990
Housing Authority of The City of Greenville Multifamily Housing
RB for Cherokee Landing Apartments Project Series 2023
(Aa1/NR)
900,000 5.000
(b)(c)
07/01/2027
914,962
Piedmont Municipal Power SC Electric RB, 2004 A-2 CABS
(AMBAC) (A3/A-)
10,650,000 0.000
(f)
01/01/2027
10,152,689
South Carolina Jobs-Economic Development Authority Hospital
Facilities  RB, Series 2025B (A1/A+)
1,500,000 5.000
(b)(c)
11/01/2049
1,590,834
South Carolina Jobs-Economic Development
Authority Hospital Facilities  RB, Series 2025B
(Bon Secours Mercy Health, Inc.) Long Term Mode Hospital
Facilities  RB, Series 2025B-1 (A1/A+)
5,000,000 5.000
(b)(c)
11/01/2055
5,298,540
18,517,015
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee - 0.3%
City of Memphis Sanitary Sewage System Revenue Refunding
Bonds Series 2018 (Aa2/A+)
$ 2,245,000 4.000%
10/01/2035
$ 2,246,860
County of Knox Health, Educational & Housing
Board Collateralized Multifamily Housing
Bonds for Westview Towers Project Series 2022
(HUD SECT 8) (NR/AA+) (PUTABLE)
3,500,000 3.950
(b)(c)
12/01/2027
3,505,148
Knoxville's Community Development Corporation Collateralized
Multifamily Housing Bonds Scenic View at Hardin Valley
Project Series 2024 (HUD SECT 8) (NR/AA+) (PUTABLE)
1,000,000 3.500
(b)(c)
12/01/2029
1,007,017
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (A1/NR)
1,050,000 5.000
07/01/2028
1,101,636
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aa1/NR) (PUTABLE)
1,135,000 3.850
(b)(c)
02/01/2048
1,137,083
The Health Educational and Housing Facility Board of The
County of Knox Collateralized Multifamily Housing
Bonds The Pines Apartments Project Series 2024
(HUD SECT 8) (NR/AA+) (PUTABLE)
3,000,000 3.100
(b)(c)
09/01/2029
3,010,683
The Health, Educational and Housing Facility
Board of The County of Shelby, Tennessee RB
(Methodist Le Bonheur Healthcare) 2025A (AG) (A1/AA)
4,250,000 5.000
06/01/2028
4,451,008
16,459,435
Texas - 10.6%
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Baa3/NR)
2,000,000 4.250
08/15/2034
1,972,495
Austin Affordable PFC Inc. Multifamily Housing RB Heritage
Pointe Seniors Apartments Series 2024B (Aa1/NR)
2,850,000 5.000
(b)(c)
11/01/2028
2,973,957
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aa1/NR)
700,000 5.000
(b)(c)
09/01/2028
728,411
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
Eagle’s Landing Family Apartments (Aa1/NR)
1,060,000 5.000
(b)(c)
09/01/2028
1,106,879
Baytown Municipal Development District Combination Limited
Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,375,000 5.000
10/01/2037
1,370,488
Bexar County Housing Finance Corp. RB Refunding for Westcliffe
Housing Foundation, Inc. Series 2004 (Aa1/NR)
150,000 3.750
(b)
02/01/2035
147,829
Bexar Management and Development Corp. Multifamily Housing
RB for Hill View Heights Apartments Series 2024 (Aa1/NR)
2,090,000 3.020
(b)(c)
05/10/2045
2,069,143
Board of Regents of The University of Texas System Revenue
Financing System Bonds Series 2024A (Aaa/AAA)
5,000,000 5.000
08/15/2026
5,130,079
10,000,000 5.000
08/15/2027
10,492,671

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
$ 1,750,000 4.000%
(b)(c)
02/01/2054
$ 1,791,450
City of Austin RB Refunding for Airport System Series 2019
(AMT) (A1/A+)
1,150,000 5.000
11/15/2025
1,157,365
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,000,000 5.000
11/15/2026
1,031,651
1,500,000 5.000
11/15/2027
1,580,493
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
323,000 4.250
(d)
09/15/2030
324,441
City of Bryan Rural Electric System RB, Series 2024
(AGM) (NR/AA)
265,000 5.000
07/01/2027
276,199
245,000 5.000
07/01/2028
260,065
City of Celina Special Assessment Bonds for The Lake at Mustang
Ranch Public Improvement District Phase#1 Project Series
2020 (BAM) (NR/AA)
305,000 4.000
09/01/2025
305,275
320,000 4.000
09/01/2026
323,332
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
567,000 5.000
09/01/2028
599,632
City of Celina Texas A Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
Revenue Refunding Bonds Series 2024 (BAM) (NR/AA)
579,000 5.000
09/01/2025
580,471
605,000 5.000
09/01/2026
618,176
637,000 5.000
09/01/2027
663,319
700,000 5.000
09/01/2029
749,604
City of Dallas fort Worth International Airport Joint Revenue
Refunding and Improvement Bonds Series 2023B (A1/AA-)
2,000,000 5.000
11/01/2025
2,011,680
1,600,000 5.000
11/01/2026
1,645,227
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aa1/NR)
845,000 5.000
(b)(c)
09/01/2026
847,409
City of Dallas Housing Finance Corp. Multifamily Housing
RB for Rosemont At Ash Creek Apartments Series 2023
(FHA 221(D4)) FHA (Aa1/NR)
1,130,000 5.000
(b)(c)
07/01/2026
1,137,503
City of Dallas Housing Finance Corp. Multifamily Housing RB for
The Mondello Series 2024 (FHA 221(D4)) (Aa1/NR)
515,000 5.000
(b)(c)
08/01/2027
525,225
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aa1/NR)
1,045,000 5.000
(b)(c)
07/01/2042
1,074,452
City of Dallas Waterworks and Sewer System Revenue Refunding
Bonds Series 2015A (Aa2/AAA)
2,510,000 5.000
10/01/2026
2,523,836
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
$ 150,000 4.000%
08/15/2025
$ 150,058
155,000 4.000
08/15/2026
156,207
160,000 4.000
08/15/2027
162,264
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
300,000 5.000
09/01/2025
300,690
576,000 5.000
09/01/2026
587,228
606,000 5.000
09/01/2027
628,138
640,000 5.000
09/01/2028
672,445
City of Galveston Texas Wharves and Terminal First Lien RB
Series 2024A (NR/A)
740,000 5.000
08/01/2026
753,477
875,000 5.000
08/01/2027
903,468
350,000 5.000
08/01/2028
362,096
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
1,800,000 5.000
11/15/2025
1,814,849
4,560,000 5.000
11/15/2026
4,708,701
4,560,000 5.000
11/15/2027
4,801,472
1,000,000 5.000
11/15/2029
1,089,302
City of Houston Texas Public Improvement Refunding Bonds
Series 2024B (Aa3/AA)
1,900,000 5.000
03/01/2026
1,929,280
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
152,000 4.125
(d)
09/01/2028
152,335
City of Kyle Texas A Municipal Corp. of The State of Texas
Located in Hays County Special Assessment RB Series 2025
722,000 4.375
(d)
09/01/2035
704,693
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
320,000 3.000
09/15/2025
319,730
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
285,000 4.000
09/15/2025
285,370
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
214,000 4.000
(d)
09/01/2030
210,701
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
250,000 2.750
(d)
09/01/2031
222,474
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
62,000 2.500
(d)
09/01/2026
60,680
City of Princeton, Collin County Special Assessment RB, Series
2020 Arcadia Farms Public Improvement District Phases 3 and
4 Project (NR/NR)
34,000 2.875
(d)
09/01/2025
33,931
City of Princeton, Collin County Special Assessment RB, Series
2020 Winchester Public Improvement District Phase 1 and 2
Project (NR/NR)
60,000 2.750
(d)
09/01/2025
59,870

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
$ 150,000 5.000%
(d)
09/15/2028
$ 152,120
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2020 (Aa3/A+)
10,750,000 1.750
(b)(c)
02/01/2049
10,658,097
City of San Antonio Electric and Gas Systems Fixed and Variable
Rate Junior Lien Revenue Refunding Bonds Series 2022
(Aa3/A+)
12,000,000 2.000
(b)(c)
02/01/2049
11,468,562
City of San Antonio Texas Electric and Gas Systems Revenue
Refunding Bonds New Series 2024D (Aa2/AA-)
5,270,000 5.000
02/01/2031
5,831,937
City of San Antonio Texas Municipal Facilities Corporation City
Tower Renovation Project Variable Rate Lease RB Series 2021
(Aa1/AA+)
1,680,000 5.000
(b)(c)
08/01/2050
1,744,599
City of San Antonio Water System Variable Rate Junior Lien RB
Series 2013F (Aa1/AA+)
20,000,000 1.000
(b)(c)
05/01/2043
19,316,742
Clear Creek Independent School District UT Refunding Bonds
Series 2024A (PSF-GTD) (Aaa/NR)
3,410,000 5.000
02/15/2032
3,815,398
Clifton Higher Education Finance Corp. Education Revenue
and Refunding Bonds Idea Public Schools Series 2024
(PSF-GTD) (NR/AAA)
600,000 5.000
08/15/2026
613,961
1,000,000 5.000
08/15/2027
1,042,835
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000 5.000
08/15/2026
1,023,269
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2028
1,061,159
Clifton Higher Education Finance Corporation Texas Variable Rate
Education RB International Leadership of Texas Inc, Series
2025B (PSF-GTD) (Aaa/NR)
2,050,000 4.000
(b)(c)
02/15/2055
2,087,601
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
1,600,000 5.000
02/01/2026
1,619,590
Conroe Independent School District UT Refunding Bonds Series
2023A (PSF-GTD) (Aaa/AAA)
2,000,000 5.000
02/15/2026
2,028,137
2,035,000 5.000
02/15/2027
2,113,912
Crosswinds at South Lake Special Improvement District Limited
Ad Valorem Tax and Subordinate Lien Sales and Use Tax
Bonds, Series 2024 (AGC) (Baa3/AA)
510,000 5.000
08/15/2030
529,226
390,000 5.000
08/15/2034
412,627
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
2,550,000 5.000
(a)
08/01/2025
2,554,085
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Cypress-Fairbanks Independent School District A Political
Subdivision of the State of Texas Located In Harris County
Texas Unlimited Tax Refunding Bonds Series 2025
(PSF-GTD) (Aaa/AAA)
$ 2,760,000 5.000%
02/15/2033
$ 3,107,719
Dallas County Flood Control District No. 1 Unlimited Tax GO
Refunding Bonds Series 2015 (NR/NR)
3,250,000 5.000
(d)
04/01/2032
3,211,614
Denton County Permanent Improvement Refunding Bonds Series
2016 (Aaa/AAA)
2,000,000 4.000
07/15/2033
2,000,680
Eagle Mountain-Saginaw Independent School District
Variable Rate UT School Building Bonds Series 2011
(PSF-GTD) (NR/AAA)
1,525,000 4.000
(b)(c)
08/01/2050
1,555,217
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
130,000 5.000
09/15/2025
130,156
620,000 5.000
09/15/2026
627,131
El Paso County Hospital District El Paso County Texas GO Bonds,
Series 2025 (AG) (NR/AA)
2,000,000 5.000
(g)
02/15/2027
2,061,113
3,200,000 5.000
(g)
02/15/2028
3,353,595
3,440,000 5.000
(g)
02/15/2029
3,658,904
2,600,000 5.000
(g)
02/15/2030
2,796,388
El Paso County Hospital District El Paso County Texas GO
Refunding Bonds Series 2024 (AGC) (NR/AA)
1,000,000 5.000
08/15/2026
1,022,758
1,225,000 5.000
08/15/2027
1,275,121
1,105,000 5.000
08/15/2028
1,167,520
El Paso Independent School District Variable Rate Maintenance
Tax Notes Series 2020 (Aa2/NR)
1,750,000 5.000
(b)(c)
02/01/2040
1,768,667
Fort Bend Independent School District GO Bonds Series 2020 B
(PSF-GTD) (NR/AAA)
5,890,000 0.875
(b)(c)
08/01/2050
5,879,296
Goose Creek Consolidated Independent School District GO Bonds
RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000 0.600
(b)(c)
02/15/2035
3,892,379
Grayson County Junior College District GO Bonds Series 2024
(Aa2/NR)
445,000 5.000
02/15/2031
490,788
520,000 5.000
02/15/2032
578,262
Hale Center Education Facilities Corp. Revenue Improvement and
Revenue Refunding Bonds Series 2022 (NR/BBB+)
675,000 5.000
03/01/2026
679,664
990,000 5.000
03/01/2027
1,009,857
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
4,130,000 4.000
(a)
08/15/2025
4,134,033
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000 5.000
05/15/2030
1,680,244
Harris County Cultural Education Facilities Finance Corporation
RB Texas Medical Center, Series 2020A (A1/AA-)
13,150,000 5.000
(b)(c)
05/15/2050
14,008,638
Harris County Texas Permanent Improvement Tax and Revenue
Certificates of Obligation Series 2024 (Aaa/NR)
1,380,000 5.000
09/15/2026
1,420,037

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Harris County Texas Permanent Improvement Tax and Revenue
Certificates of Obligation Series 2024 (Aaa/NR) – (continued)
$ 1,760,000 5.000%
09/15/2027
$ 1,849,419
Harris County Texas UT Road Refunding Bonds Series 2024A
(Aaa/NR)
1,050,000 5.000
09/15/2026
1,080,463
1,445,000 5.000
09/15/2027
1,518,415
Hidalgo County Drainage District No. 1 UT Improvement Bonds
Series 2023 (Aa2/AA-)
3,000,000 5.000
09/01/2025
3,008,482
Houston Housing Finance Corp. Multifamily Housing RB Cordova
Apartments Series 2024 (Aa1/NR)
2,650,000 3.650
(b)(c)
02/01/2048
2,665,297
Houston Water & Sewer System Junior Lien Revenue Refunding
Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000 0.000
(f)
12/01/2026
5,514,154
Jacksboro Independent School District Adjustable Rate UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000 4.000
(b)(c)
02/15/2048
2,544,927
Jim Hogg County Independent School District UT Refunding
Bonds Series 2023 (PSF-GTD) (NR/AAA)
510,000 5.000
08/15/2026
522,722
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
2,825,000 5.000
(b)(c)
02/01/2044
2,954,993
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Road Bonds Series 2024 (AGC) (Baa3/AA)
205,000 5.000
09/01/2029
212,411
260,000 5.000
09/01/2033
277,272
Kaufman County Fresh Water Supply District No. 1-D Unlimited
Tax Utility Bonds Series 2024 (AGC) (Baa3/AA)
385,000 5.000
09/01/2029
398,987
465,000 5.000
09/01/2033
495,890
Klein Independent School District UT Refunding Bonds Series
2016A (PSF-GTD) (Aaa/AAA)
2,805,000 4.000
08/01/2034
2,805,051
Laredo Independent School District A Political Subdivision of
The State of Texas Located In Webb County UnLT Refunding
Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000 5.000
08/01/2027
1,302,631
Laredo Independent School District UT Refunding Bonds Series
2023 (AGM) (NR/AA)
350,000 5.000
08/01/2025
350,539
360,000 5.000
08/01/2026
368,274
735,000 5.000
08/01/2027
765,681
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,025,000 5.000
08/15/2027
1,073,006
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,615,000 5.000
11/01/2026
3,695,694
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000 5.000
05/15/2027
4,561,146
Lower Colorado River Authority Refunding RB, Series 2025B
(A2/A)
3,750,000 5.000
(b)(c)
05/15/2045
4,037,517
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2022A (NR/A)
$ 1,000,000 5.000%
05/15/2026
$ 1,017,872
680,000 5.000
05/15/2027
704,904
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
2,125,000 4.250
05/01/2030
2,181,096
Montgomery Independent School District A Political Subdivision
of The State of Texas Located In Montgomery County
Texas Unlimited Tax Refunding Bonds Series 2024A
(PSF-GTD) (Aaa/NR)
1,675,000 5.000
02/15/2032
1,874,132
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
225,000 4.000
(d)
08/15/2029
223,339
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Westminster Project Series 2025
(NR/NR)
370,000 5.000
11/01/2031
392,663
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RBWestminster Project Series 2025
(NR/NR)
270,000 5.000
11/01/2025
270,933
185,000 5.000
11/01/2026
187,973
245,000 5.000
11/01/2027
252,156
305,000 5.000
11/01/2028
317,269
395,000 5.000
11/01/2029
414,374
550,000 5.000
11/01/2030
580,844
460,000 5.000
11/01/2032
490,813
485,000 5.000
11/01/2033
517,464
405,000 5.000
11/01/2034
431,208
430,000 5.000
11/01/2035
455,593
North Texas Municipal Water District Texas Water System Revenue
Refunding Bonds Series 2021A (Aa1/AAA)
5,000,000 3.000
09/01/2032
4,745,623
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2023A (Aa3/AA-)
6,500,000 5.000
01/01/2026
6,574,696
North Texas Tollway Authority System Revenue Refunding Bonds
Second Tier Bonds Series 2024B (A1/A+)
5,000,000 5.000
01/01/2032
5,532,505
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,470,000 3.450
(b)(c)
08/01/2054
5,490,160
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
3,980,000 3.000
(b)(c)
08/01/2053
3,961,948
Pasadena Independent School District UT School Building Bonds
Series 2023
(PSF-GTD)
(Aaa/AAA)
200,000 5.000
02/15/2026
202,751
225,000 5.000
02/15/2027
233,725
Pasadena Independent School District Variable Rate UT School
Building Bonds (PSF-GTD) (Aaa/AAA)
14,250,000 3.230
(b)(c)
02/15/2044
14,284,019

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
$ 1,515,000 4.000%
(b)(c)
02/15/2050
$ 1,524,795
Ponder Independent School District Texas Denton County
Adjustable Rate UT School Building Bonds Series 2021
(PSF-GTD) (NR/AAA)
1,800,000 4.000
(b)(c)
02/15/2051
1,835,363
Port of Houston Authority of Harris County First Lien RB Series
2023 (NON-AMT) (Aa3/AA+)
950,000 5.000
10/01/2025
954,653
700,000 5.000
10/01/2026
719,765
Pottsboro Independent School District A Political Subdivision
of The State of Texas Located In Grayson County Texas
Adjustable Rate UT School Building Bonds Series 2022
(PSF-GTD) (NR/AAA)
1,910,000 4.000
(b)(c)
02/15/2052
1,920,615
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000 4.000
(b)(c)
02/15/2050
1,889,183
San Antonio Housing Trust Public Facility Corporation
Multifamily Housing RB Palladium San Antonio Series 2024
(Aa1/NR) (PUTABLE)
1,065,000 3.450
(b)(c)
07/01/2029
1,071,491
San Antonio Housing Trust Public Facility Corporation Multifamily
Housing RB Residences At Pearsall Park Series 2024B
(Aa1/NR)
2,000,000 3.190
(b)(c)
10/01/2028
2,011,170
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(Aa1/NR) (PUTABLE)
2,630,000 3.700
(b)(c)
07/01/2028
2,663,271
Spring Branch Independent School District UT Schoolhouse Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
1,230,000 5.000
02/01/2026
1,246,062
1,000,000 5.000
02/01/2027
1,037,814
State of Texas College Student Loan GO Bonds Series 2016
(Aaa/AAA)
4,275,000 5.500
08/01/2027
4,371,648
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aa1/NR)
2,555,000 3.350
(b)(c)
03/01/2046
2,557,219
Tarrant County Cultural Education Facilities Finance Corp.
Hospital RB for Baylor Scott & White Health Project Series
2022E (Aa2/AA-)
4,045,000 5.000
(b)(c)
11/15/2052
4,093,710
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A1/NR)
525,000 5.000
07/01/2026
535,217
800,000 5.000
07/01/2027
830,257
1,000,000 5.000
07/01/2028
1,054,549
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Trinity Terrace Project Series 2024
(NR/NR)
495,000 5.000
10/01/2025
496,503
Tarrant County Housing Finance Corporation Multifamily Housing
RB The Meridian Apartments Series 2024B (Aa1/NR)
1,000,000 5.000
(b)(c)
09/01/2028
1,040,587
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium E Lancaster Avenue Series 2024
(Aa1/NR) (PUTABLE)
$ 10,000,000 3.125%
(b)(c)
08/01/2029
$ 10,039,860
Texas Department of Housing and Community Affairs Multifamily
Housing RB Palladium Old FM 471 W Series 2024
(FHA 221(D)(4)) (Aa1/NR) (PUTABLE)
5,000,000 3.050
(b)(c)
09/01/2029
5,002,165
Texas Department of Housing and Community Affairs Multifamily
Housing Revenue Notes for Aspen Park Series 2023 (Aa1/NR)
3,335,000 5.000
(b)(c)
03/01/2041
3,347,534
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD SOFR + 0.70%)
3,680,000 3.769
(e)
12/15/2026
3,677,941
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A)
(SIFMA Municipal Swap Index Yield + 0.55%)
5,080,000 2.470
(e)
09/15/2027
5,047,269
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
335,000 5.000
12/15/2025
336,654
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
73,910,000 3.713
(e)
09/15/2027
73,948,470
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
2,920,000 5.000
12/31/2032
3,090,671
Texas Public Finance Authority Revenue Financing System Bonds
for Southern University Series 2023 (BAM) (NR/AA)
500,000 5.000
05/01/2026
506,707
620,000 5.000
05/01/2027
640,473
640,000 5.000
05/01/2028
670,996
Texas State Affordable Housing Corp. Multifamily Housing
RB for Eden Court Apartments Project Series 2023
(HUD SECT 8) (Aa1/NR)
1,360,000 5.000
(b)(c)
04/01/2043
1,364,084
Texas State Affordable Housing Corp. Multifamily Housing RB for
Norman Commons Project Series 2023 (Aa1/NR)
2,200,000 3.625
(b)(c)
01/01/2045
2,217,296
Texas State Technical College System Revenue Financing System
Improvement Bonds Series 2022A (AGM) (A1/AA)
1,450,000 5.000
08/01/2025
1,452,215
1,750,000 5.000
08/01/2026
1,791,839
1,300,000 5.000
08/01/2027
1,360,517
Texas Transportation Commission State Highway Fund First Tier
RB Series 2016-B (Aaa/AAA)
46,000,000 0.560
04/01/2026
44,764,431
Texas Water Development Board State Revolving Fund RB New
Series 2020 (NR/AAA)
2,700,000 5.000
08/01/2026
2,769,152
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,265,000 5.000
04/15/2026
1,287,612
1,850,000 5.000
10/15/2026
1,906,613
1,240,000 5.000
04/15/2027
1,293,279
1,450,000 5.000
10/15/2027
1,527,871

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
The Mesquite Housing Finance Corporation Multifamily
Housing RB Palladium Carver Living Series 2024
(Aa1/NR) (PUTABLE)
$ 5,000,000 3.350%
(b)(c)
08/01/2029
$ 5,002,340
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
320,000 2.625
(d)
09/01/2026
313,636
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
281,000 2.875
(d)
09/01/2031
251,358
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR) (NR/NR)
100,000 2.375
(d)
09/01/2026
97,333
Travis County Development Authority Contract Assessment RB for
Turner’s Crossing Public Improvement District Improvement
Area #1 Commercial Lot 98 and Improvement Area #2 Project
Series 2025 (NR/NR)
607,000 4.250
09/01/2031
601,920
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
159,000 4.375
(d)
09/01/2027
159,260
Trophy Club Public Improvement District No. 1 Special
Assessment Revenue Refunding Bonds, Series 2025 (NR/NR)
705,000 5.000
09/01/2028
723,530
528,000 5.000
09/01/2030
554,555
502,000 5.000
09/01/2032
529,204
University of Houston Board of Regents System Consolidated
Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000 4.000
02/15/2033
10,036,016
University of North Texas  Revenue Refunding Improvement Bonds
2025A (Aa2/NR)
1,400,000 5.000
04/15/2029
1,512,529
University of Texas System Revenue Financing System RB
Refunding Series 2017 C (Aaa/AAA)
2,815,000 5.000
08/15/2026
2,888,235
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa2/AA)
185,000 5.500
08/15/2025
185,388
195,000 5.500
08/15/2026
199,323
210,000 5.500
08/15/2027
219,229
220,000 5.500
08/15/2028
233,778
230,000 5.500
08/15/2029
248,139
245,000 5.500
08/15/2030
267,795
255,000 5.500
08/15/2031
281,816
270,000 5.000
08/15/2032
289,629
285,000 5.000
08/15/2033
303,990
300,000 5.000
08/15/2034
318,098
Westpointe Special Improvement District Limited Ad Valorem Tax
Road Bonds Series 2024 (BAM) (Baa2/AA)
475,000 5.000
08/15/2025
475,712
280,000 5.000
08/15/2026
284,680
325,000 5.000
08/15/2029
344,435
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2021 (Baa3/NR)
285,000 2.000
08/15/2028
266,603
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
$ 85,000 5.000%
08/15/2025
$ 85,103
90,000 5.000
08/15/2026
91,054
90,000 5.000
08/15/2027
92,316
95,000 5.000
08/15/2028
98,078
100,000 5.000
08/15/2029
103,727
110,000 5.000
08/15/2030
114,391
115,000 5.000
08/15/2031
119,205
120,000 5.000
08/15/2032
123,670
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
270,000 2.000
08/15/2026
263,452
Wise County Texas Tax Notes Series 2024 (NR/AA+)
550,000 5.000
02/15/2026
556,372
575,000 5.000
02/15/2027
594,047
550,000 5.000
02/15/2028
579,601
519,319,953
Utah - 0.4%
Intermountain Power Agency Power Supply RB 2023 Series A
(Tax-Exempt) (Aa3/NR)
2,970,000 5.000
07/01/2034
3,216,012
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
1,000,000 5.000
07/01/2029
1,037,820
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,500,000 5.000
07/01/2027
2,580,792
7,420,000 5.000
07/01/2028
7,767,585
Utah Housing Corp. Multifamily Housing RB for Promontory
Place Apartments Series 2024B (Aa1/NR)
1,250,000 3.400
(b)(c)
02/01/2028
1,251,833
Utah Housing Corp. Multifamily Housing RB Series 2024
(Aa1/NR)
1,440,000 3.700
(b)(c)
08/01/2043
1,447,149
Utah Telecommunication Open Infrastructure Agency Sales Tax &
Telecommunication Revenue Refunding Bonds Series 2022
(NR/AA-)
250,000 5.000
06/01/2026
254,269
300,000 5.000
06/01/2027
312,404
17,867,864
Virgin Islands - 0.1%
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
600,000 5.000
09/01/2030
649,106
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
2,650,000 5.000
09/01/2025
2,657,075
1,000,000 5.000
09/01/2026
1,020,701
800,000 5.000
09/01/2027
831,067
1,000,000 5.000
09/01/2028
1,055,491
1,000,000 5.000
09/01/2029
1,070,195
7,283,635

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia - 1.7%
Chesapeake Redevelopment and Housing Authority Multifamily
Housing RB Hunters Point Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
$ 3,450,000 5.000%
(b)(c)
05/01/2043
$ 3,502,075
City of Bristol GO Bond Anticipation Notes Series 2023
(ST AID WITHHLDG) (A2/A+)
3,750,000 5.000
09/01/2027
3,761,805
Commonwealth of Virginia Commonwealth Transportation Board
Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000 4.000
05/15/2032
9,407,107
Economic Development Authority of Isle of Wight County
Health System RB for Riverside Health System Series 2023
(AGM) (NR/AA)
500,000 5.000
07/01/2026
509,731
500,000 5.000
07/01/2027
520,591
500,000 5.000
07/01/2028
530,091
Economic Development Authority of The City of Winchester
Virginia RB Valley Health System Obligated Group Series
2024A (A1/A+)
800,000 5.000
01/01/2027
825,105
275,000 5.000
01/01/2028
288,844
Economic Development Authority of The County of Spotsylvania
Public Facilities Refunding RB Series 2021 (NR/AA+)
2,960,000 5.000
06/01/2026
3,020,836
Economic Development Authority of The County of Spotsylvania
Virginia Public Facilities Revenue Refunding Bonds Series
2021 (NR/AA+)
2,000,000 5.000
06/01/2027
2,090,113
Fairfax County Public Improvement Bonds Series 2022A
(ST AID WITHHLDG) (Aaa/AAA)
2,500,000 4.000
10/01/2025
2,506,807
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aa1/NR)
5,400,000 5.000
(b)(c)
01/01/2045
5,590,843
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (NR/NR)
14,325,000 5.000
07/01/2026
14,654,754
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
4,225,000 5.000
(b)(c)
07/01/2053
4,553,140
Louisa Industrial Development Authority RB Virginia Electric and
Power Co. Series 2008 B (A3/BBB+) (PUTABLE)
2,500,000 0.750
(b)(c)
11/01/2035
2,482,201
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aa1/NR)
125,000 5.000
(b)(c)
05/01/2043
126,825
Virginia College Building Authority Virginia Educational Facilities
Revenue Refunding Bonds Public Higher Education Financing
Program Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000 3.000
09/01/2026
10,566,888
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
2,730,000 3.950
06/01/2029
2,743,339
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (NR/NR)
2,000,000 5.000
(a)
07/01/2025
2,000,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Wise County IDA Solid Waste & Sewage Disposal RB Series
2009A (A3/BBB+) (PUTABLE)
$ 12,500,000 0.750%
(b)(c)
10/01/2040
$ 12,411,005
82,092,100
Washington - 2.8%
City of Seattle Limited Tax GO Improvement & Refunding Bonds
Series 2015 A (Aaa/AAA)
5,000,000 5.000
06/01/2026
5,006,857
City of Seattle Municipal Light & Power Refunding RB 2021
Series B (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000 2.170
(c)(e)
05/01/2045
9,888,666
Energy Northwest Project 1 Electric Revenue Refunding Bonds
Series 2024-B (Aa2/AA-)
4,455,000 5.000
07/01/2026
4,555,331
4,230,000 5.000
07/01/2027
4,428,109
Enumclaw School District No. 216 King County
Washington Unlimited Tax GO Refunding Bonds 2025
(SCH BD GTY) (Aaa/NR)
500,000 5.000
12/01/2034
563,465
Enumclaw School District No. 216 King County Washington
Unlimited Tax GO Refunding Bonds, Series 2025
(SCH BD GTY) (Aaa/NR)
875,000 5.000
12/01/2028
936,653
500,000 5.000
12/01/2030
550,841
700,000 5.000
12/01/2032
783,297
Issaquah School District UT GO Refunding Bonds Series 2022
(SCH BD GTY) (Aaa/AA+)
960,000 5.000
12/01/2025
968,176
1,975,000 5.000
12/01/2026
2,038,776
1,500,000 4.000
12/01/2027
1,549,577
King County Junior Lien Sewer Revenue Refunding Bonds 2021
Series A (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000 2.150
(c)(e)
01/01/2040
11,109,063
Northshore School District No. 417 King and Snohomish Counties
Washington UnLT General Obligation and Refunding Bonds
2024 (SCH BD GTY) (Aaa/NR)
3,500,000 5.000
12/01/2026
3,615,493
Port of Seattle Intermediate Lien Private Activity Revenue and
Refunding Bonds 2022B (AMT) (A1/AA-)
7,770,000 5.000
08/01/2027
8,038,351
Port of Seattle Intermediate Lien RB 2017C (AMT) (A1/AA-)
4,000,000 5.000
05/01/2029
4,102,057
Port of Seattle Intermediate Lien RB 2017D (AMT) (A1/AA-)
4,300,000 5.000
05/01/2027
4,434,566
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (A1/AA-)
2,295,000 5.000
07/01/2026
2,337,617
4,860,000 5.000
07/01/2027
5,022,243
3,565,000 5.000
07/01/2028
3,732,000
2,700,000 5.000
07/01/2029
2,859,526
Public Utility District No. 1 of Klickitat County Washington
Electric System Revenue Refunding Bonds Series 2025
(AGC) (A1/AA)
800,000 5.000
12/01/2026
823,015
1,500,000 5.000
12/01/2032
1,662,813
1,345,000 5.000
12/01/2033
1,491,631
1,350,000 5.000
12/01/2034
1,499,525

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Public Utility District No.2 of Grant County Electric System
Revenue Refunding Bonds Series 2023-U (NR/AA+)
$ 5,000,000 4.000%
01/01/2026
$ 5,020,155
State of Washington Motor Vehicle Fuel Tax GO Bonds Series
2005C (AMBAC) (Aaa/AA+)
1,450,000 0.000
(f)
06/01/2026
1,411,893
State of Washington Various Purpose GO Bonds Series 2022A
(Aaa/AA+)
5,885,000 5.000
08/01/2027
6,171,916
State of Washington Various Purpose GO Refunding Bonds Series
R-2022C (Aaa/AA+)
3,300,000 4.000
07/01/2026
3,345,571
University Of Washington General Revenue Refunding Term Rate
Bonds Series 2022C (Aa1/AA+)
7,500,000 4.000
(b)(c)
05/01/2048
7,619,107
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
1,545,000 5.000
08/01/2032
1,628,285
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
1,300,000 5.000
08/01/2025
1,301,566
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-2 (A3/A-)
3,260,000 5.000
08/01/2025
3,263,927
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019B-2 (A3/A-)
4,020,000 5.000
(b)(c)
08/01/2049
4,026,744
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
4,200,000 4.000
07/01/2031
4,255,331
Washington State Housing Finance Commission Multifamily
Housing RB Camas Flats Apartments Project Series 2024B
(Aa1/NR)
1,200,000 5.000
(b)(c)
02/01/2028
1,235,352
Washington State Housing Finance Commission Multifamily
Housing RB for Ardea at Totem Lake Apartments Project
Series 2023 (Aa1/NR)
3,800,000 5.000
(b)(c)
12/01/2043
3,864,678
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Tax Exempt Fixed Rate
Bonds for Emerald Heights Project Series 2023A (NR/NR)
350,000 5.000
07/01/2025
350,000
285,000 5.000
07/01/2026
288,912
350,000 5.000
07/01/2027
360,008
555,000 5.000
07/01/2028
578,131
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
260,000 5.000
(d)
07/01/2028
268,872
740,000 5.125
(d)
07/01/2033
790,024
Washington State University General Revenue Refunding Bonds
2025 (Delayed Delivery) (Aa3/A+)
2,000,000 5.000
04/01/2030
2,187,450
2,000,000 5.000
04/01/2031
2,216,160
2,080,000 5.000
04/01/2032
2,326,620
134,508,350
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia - 0.6%
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB
$ 3,325,000 3.700%
(b)(c)
12/01/2042
$ 3,347,657
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB Series 2010A
(Baa1/BBB+) (PUTABLE)
4,645,000 0.625
(b)(c)
12/01/2038
4,578,077
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB Series 2011A
(Baa1/BBB+) (PUTABLE)
5,650,000 1.000
(b)(c)
01/01/2041
5,616,336
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
10,850,000 3.000
(b)(c)
06/01/2037
10,694,204
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
2,675,000 4.700
(b)(c)
04/01/2036
2,688,600
26,924,874
Wisconsin - 1.3%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
315,000 4.000
04/01/2028
317,243
170,000 4.000
04/01/2029
171,178
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
2,110,000 5.000
04/01/2026
2,141,472
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
765,000 5.000
04/01/2026
776,410
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000 5.000
04/01/2026
1,365,062
1,350,000 5.000
04/01/2027
1,400,565
Columbia County GO Promissory Notes Series 2024A (Aa1/NR)
4,300,000 5.000
02/01/2031
4,758,507
4,500,000 5.000
02/01/2032
5,033,377
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000 2.000
04/01/2026
3,250,113
Milwaukee County GO North Shop Promissory Notes Series
2024B (Aa3/AA)
735,000 5.000
08/01/2030
798,302
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,925,000 4.000
01/01/2026
1,922,779
2,000,000 4.000
01/01/2027
1,998,459
1,720,000 4.000
01/01/2028
1,718,197
1,790,000 4.000
01/01/2029
1,783,951
Public Finance Authority Student Housing Facilities RB
750,000 5.000
06/01/2030
780,603
1,250,000 5.000
06/01/2035
1,297,810
Washington County, Wisconsin GO Promissory Notes Series 2025
(Aaa/NR)
1,220,000 4.000
03/01/2034
1,278,025
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000 4.500
06/01/2027
5,265,128

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB for
Advocate Aurora Health Credit Group Series 2018C-3
(Aa3/AA)
$ 625,000 5.000%
(b)(c)
08/15/2054
$ 634,779
Wisconsin Health & Educational Facilities Authority RB Series
2018C-4 (Aa3/AA)
3,400,000 5.000
(b)(c)
08/15/2054
3,626,364
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
4,250,000 5.000
(d)
08/01/2027
4,314,033
Wisconsin Health and Educational Facilities Authority RB Series
2018B-2 Advocate Aurora Health Credit Group (Aa3/AA)
2,500,000 5.000
(b)(c)
08/15/2054
2,539,118
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000 2.100
(c)(e)
08/15/2054
3,287,416
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/A)
10,000,000 5.000
02/15/2029
10,594,376
Wisconsin Housing and Economic Development Authority
Multifamily Housing Bonds The Intersect Project 2024 Series
I (Aa1/NR)
2,250,000 5.000
(b)(c)
11/01/2058
2,316,284
63,369,551
TOTAL MUNICIPAL BONDS
(Cost $4,781,926,014)
4,793,792,376
TOTAL INVESTMENTS - 98.2%
(Cost $4,781,926,014)
$ 4,793,792,376
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.8%
89,802,557
NET ASSETS - 100.0%
$ 4,883,594,933
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(c) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2025.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2025.
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
(g) When-issued security.
(h) Zero coupon bond until next reset date.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC-ICC - American General Contractors-Interstate Commerce
Commission
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
BHAC-CR - Insured by Berkshire Hathaway Assurance Corp.
Insured Custodial Receipts
CFD - Community Facilities District
CNTY GTD - County Guaranteed
COPS - Certificates of Participation
FGIC - Insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
RMKT - Remarketed
SCH BD
GTY
-
School Bond Guaranty
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax

Goldman Sachs Municipal Funds
Schedule of Investments
June 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions
(“Lenders”). The Funds’ investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Funds having a direct contractual relationship with the borrower, and the Funds may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts.
Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2025:
Dynamic Municipal Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ — $ 11,882
Corporate Bond — 6,959,609 25,935,545
Municipal Bond — 10,881,490,430 —
Total
$ — $ 10,888,450,039 $ 25,947,427
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (7,840,126) $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
High Yield Municipal Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ — $ 38,646
Corporate Bond — 23,624,577 49,351,632
Municipal Bond — 11,457,742,843 —
Total
$ — $ 11,481,367,420 $ 49,390,278
€ 1.00 € 1.00 € 1.00
Municipal Income Completion Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 74,765 $ 1,148,246
Municipal Bond — 260,011,125 —
Total
$ — $ 260,085,890 $ 1,148,246
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(a)
$ 153,158 $ — $ —
€ 1.00 € 1.00 € 1.00
Short Duration Tax-Free Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 4,793,792,376 $ —
Total
$ — $ 4,793,792,376 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes to monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2025 (Unaudited)
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. A Fund may purchase the securities of issuers that are in default.
State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income,
NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect a
Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)